Schedules of Investments

May 31, 2025

(unaudited)

Morgan Stanley Pathway Large Cap Equity ETF (formerly Large Cap Equity Fund)

Shares/Units	Security	Value
COMMON STOCKS - 98.5%
COMMUNICATION SERVICES - 9.1%
Diversified Telecommunication Services - 0.7%
255,328	AT&T Inc.	$7,098,118
8,663	Frontier Communications Parent Inc.*	313,861
2,850	GCI Liberty Inc.*(a)#	–
3,860	Iridium Communications Inc.	98,044
5,122	Liberty Global Ltd., Class A Shares*	49,325
5,313	Liberty Global Ltd., Class C Shares*	52,492
261,025	Verizon Communications Inc.	11,474,659

	Total Diversified Telecommunication Services	19,086,499

Entertainment - 2.3%
9,346	Electronic Arts Inc.	1,343,768
795	Liberty Media Corp.-Liberty Formula One, Class A Shares*	70,055
7,421	Liberty Media Corp.-Liberty Formula One, Class C Shares*	716,349
640	Liberty Media Corp.-Liberty Live, Class A Shares*	45,990
1,689	Liberty Media Corp.-Liberty Live, Class C Shares*	123,213
5,584	Live Nation Entertainment Inc.*	766,069
665	Madison Square Garden Sports Corp., Class A Shares*	126,277
34,974	Netflix Inc.*	42,221,662
2,011	Playtika Holding Corp.	9,532
18,641	ROBLOX Corp., Class A Shares*	1,621,394
4,620	Roku Inc., Class A Shares*	334,765
5,228	Spotify Technology SA*	3,477,352
6,263	Take-Two Interactive Software Inc.*	1,417,192
2,969	TKO Group Holdings Inc., Class A Shares	468,538
144,651	Walt Disney Co. (The)	16,351,349
86,869	Warner Bros Discovery Inc.*	866,084

	Total Entertainment	69,959,589

Interactive Media & Services - 5.3%
293,443	Alphabet Inc., Class A Shares	50,395,901
190,865	Alphabet Inc., Class C Shares	32,991,015
1,246	Angi Inc., Class A Shares*	19,500
2,896	IAC Inc.*	104,140
8,847	Match Group Inc.	264,879
114,517	Meta Platforms Inc., Class A Shares	74,148,613
20,984	Pinterest Inc., Class A Shares*	652,812
3,459	TripAdvisor Inc.*	49,256
2,448	Trump Media & Technology Group Corp.*(b)	52,216
9,145	ZoomInfo Technologies Inc., Class A Shares*	87,335

	Total Interactive Media & Services	158,765,667

Media - 0.7%
3,279	Charter Communications Inc., Class A Shares*	1,299,369
266,802	Comcast Corp., Class A Shares	9,223,345
5,680	DoubleVerify Holdings Inc.*	78,043
115,333	Fox Corp., Class A Shares	6,336,395
4,803	Fox Corp., Class B Shares	241,495
13,512	Interpublic Group of Cos., Inc. (The)	323,747
524	Liberty Broadband Corp., Class A Shares*	48,680
3,856	Liberty Broadband Corp., Class C Shares*	361,693
5,714	New York Times Co. (The), Class A Shares	326,384
13,288	News Corp., Class A Shares	375,253
4,125	News Corp., Class B Shares	134,970
1,000	Nexstar Media Group Inc., Class A Shares	170,420
6,893	Omnicom Group Inc.	506,222
181	Paramount Global, Class A Shares	4,100
20,972	Paramount Global, Class B Shares(b)	253,761
7,377	Sirius XM Holdings Inc.(b)	159,933
15,789	Trade Desk Inc. (The), Class A Shares*	1,187,649

	Total Media	21,031,459

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
COMMUNICATION SERVICES - 9.1% - (continued)
Wireless Telecommunication Services - 0.1%
16,752	T-Mobile US Inc.	$4,057,334

	TOTAL COMMUNICATION SERVICES	272,900,548

CONSUMER DISCRETIONARY - 10.6%
Automobile Components - 0.0%@
8,880	Aptiv PLC*	593,273
7,673	BorgWarner Inc.	253,900
8,290	Gentex Corp.	178,815
1,991	Lear Corp.	180,026
11,275	QuantumScape Corp., Class A Shares*	45,100

	Total Automobile Components	1,251,114

Automobiles - 1.6%
140,645	Ford Motor Co.	1,459,895
123,740	General Motors Co.	6,138,742
3,886	Harley-Davidson Inc.	94,080
32,234	Lucid Group Inc., Class A Shares*	71,882
29,968	Rivian Automotive Inc., Class A Shares*(b)	435,435
112,070	Tesla Inc.*	38,827,772
1,917	Thor Industries Inc.	155,641

	Total Automobiles	47,183,447

Broadline Retail - 4.1%
587,432	Amazon.com Inc.*	120,429,434
40,964	Coupang Inc., Class A Shares*	1,149,040
100	Dillard’s Inc., Class A Shares	39,602
17,195	eBay Inc.	1,258,158
3,809	Etsy Inc.*	210,828
3,630	Kohl’s Corp.(b)	29,512
9,402	Macy’s Inc.	111,790
2,159	Ollie’s Bargain Outlet Holdings Inc.*	240,621

	Total Broadline Retail	123,468,985

Distributors - 0.1%
4,932	Genuine Parts Co.	623,997
9,324	LKQ Corp.	377,342
1,355	Pool Corp.	407,299

	Total Distributors	1,408,638

Diversified Consumer Services - 0.1%
13,589	ADT Inc.	113,060
2,034	Bright Horizons Family Solutions Inc.*	262,793
1,346	Duolingo Inc., Class A Shares*	699,395
1,014	Grand Canyon Education Inc.*	200,615
4,988	H&R Block Inc.	284,067
4,964	Service Corp. International	387,192

	Total Diversified Consumer Services	1,947,122

Hotels, Restaurants & Leisure - 2.4%
94,103	Airbnb Inc., Class A Shares*	12,139,287
9,054	Aramark	366,687
1,177	Booking Holdings Inc.	6,495,781
2,182	Boyd Gaming Corp.	163,584
7,303	Caesars Entertainment Inc.*	196,305
36,289	Carnival Corp.*	842,631
2,742	Cava Group Inc.*	222,842
48,683	Chipotle Mexican Grill Inc., Class A Shares*	2,438,045
1,046	Choice Hotels International Inc	132,507
2,408	Churchill Downs Inc.	229,892
34,544	Darden Restaurants Inc.	7,399,670
1,233	Domino’s Pizza Inc.	584,220
12,598	DoorDash Inc., Class A Shares*	2,628,573
16,477	DraftKings Inc., Class A Shares*	591,195
3,845	Dutch Bros Inc., Class A Shares*	277,609

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 10.6% - (continued)
Hotels, Restaurants & Leisure - 2.4% - (continued)
4,345	Expedia Group Inc.	$724,529
49,353	Hilton Worldwide Holdings Inc.	12,261,259
1,464	Hyatt Hotels Corp., Class A Shares	193,292
12,510	Las Vegas Sands Corp.	514,912
3,159	Light & Wonder Inc., Class A Shares*	284,689
8,085	Marriott International Inc., Class A Shares	2,133,065
1,116	Marriott Vacations Worldwide Corp.	73,500
25,628	McDonald’s Corp.	8,043,348
8,632	MGM Resorts International*	273,203
16,118	Norwegian Cruise Line Holdings Ltd.*	284,483
5,004	Penn Entertainment Inc.*	74,209
3,015	Planet Fitness Inc., Class A Shares*	310,032
8,384	Royal Caribbean Cruises Ltd.	2,154,436
64,928	Starbucks Corp.	5,450,706
2,407	Texas Roadhouse Inc., Class A Shares	469,870
2,199	Travel + Leisure Co.	106,805
1,378	Vail Resorts Inc.	220,714
6,650	Wendy’s Co. (The)	75,810
1,008	Wingstop Inc.	344,434
2,642	Wyndham Hotels & Resorts Inc.	218,705
3,496	Wynn Resorts Ltd.	316,528
10,086	Yum! Brands Inc.	1,451,779

	Total Hotels, Restaurants & Leisure	70,689,136

Household Durables - 0.2%
10,178	DR Horton Inc.	1,201,615
5,476	Garmin Ltd.	1,111,464
3,726	Leggett & Platt Inc.	33,757
8,133	Lennar Corp., Class A Shares	862,748
406	Lennar Corp., Class B Shares	41,128
1,806	Mohawk Industries Inc.*	181,702
13,920	Newell Brands Inc.	73,776
100	NVR Inc.*	711,593
7,189	PulteGroup Inc.	704,738
2,444	SharkNinja Inc.*	224,677
5,887	Somnigroup International Inc.	383,008
3,604	Toll Brothers Inc.	375,717
1,048	TopBuild Corp.*	296,469
1,876	Whirlpool Corp.	146,497

	Total Household Durables	6,348,889

Leisure Products - 0.0%@
2,400	Brunswick Corp.	121,488
4,826	Hasbro Inc	321,942
11,757	Mattel Inc.*	222,678
1,768	Polaris Inc.	69,341
2,747	YETI Holdings Inc.*	83,948

	Total Leisure Products	819,397

Specialty Retail - 1.9%
2,236	Advance Auto Parts Inc.	107,171
922	AutoNation Inc.*	169,510
602	AutoZone Inc.*	2,247,290
7,710	Bath & Body Works Inc.	216,805
7,677	Best Buy Co., Inc.	508,831
2,255	Burlington Stores Inc.*	514,749
5,429	CarMax Inc.*	349,953
3,817	Carvana Co., Class A Shares*	1,248,770
2,026	Dick’s Sporting Goods Inc.	363,343
1,964	Five Below Inc.*	228,943
3,670	Floor & Decor Holdings Inc., Class A Shares*	263,102
13,657	GameStop Corp., Class A Shares*	406,979
6,927	Gap Inc. (The)	154,541

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 10.6% - (continued)
Specialty Retail - 1.9% - (continued)
35,280	Home Depot Inc. (The)	$12,993,271
934	Lithia Motors Inc., Class A Shares	295,994
52,230	Lowe’s Cos., Inc.	11,789,878
634	Murphy USA Inc.	270,585
8,196	O’Reilly Automotive Inc.*	11,208,030
712	Penske Automotive Group Inc.	116,896
497	RH*	90,012
11,512	Ross Stores Inc.	1,612,716
80,512	TJX Cos., Inc. (The)	10,216,973
19,024	Tractor Supply Co.	920,762
1,658	Ulta Beauty Inc.*	781,681
4,520	Valvoline Inc.*	156,347
3,494	Wayfair Inc., Class A Shares*	144,093
4,382	Williams-Sonoma Inc.	708,832

	Total Specialty Retail	58,086,057

Textiles, Apparel & Luxury Goods - 0.2%
1,897	Amer Sports Inc.*	69,013
1,291	Birkenstock Holding PLC*	69,430
6,454	Capri Holdings Ltd.*	116,946
1,227	Carter’s Inc.	38,491
1,025	Columbia Sportswear Co.	65,374
2,006	Crocs Inc.*	204,612
5,379	Deckers Outdoor Corp.*	567,592
4,109	lululemon athletica Inc.*	1,301,197
42,127	NIKE Inc., Class B Shares(b)	2,552,475
2,042	PVH Corp.	171,058
1,439	Ralph Lauren Corp., Class A Shares	398,330
4,640	Skechers USA Inc., Class A Shares*	287,866
8,258	Tapestry Inc.	648,666
5,673	Under Armour Inc., Class A Shares*	38,066
7,178	Under Armour Inc., Class C Shares*	45,221
12,593	V.F. Corp.	156,909

	Total Textiles, Apparel & Luxury Goods	6,731,246

	TOTAL CONSUMER DISCRETIONARY	317,934,031

CONSUMER STAPLES - 4.7%
Beverages - 1.0%
309	Boston Beer Co., Inc. (The), Class A Shares*	71,024
1,581	Brown-Forman Corp., Class A Shares	52,537
6,307	Brown-Forman Corp., Class B Shares	210,275
7,646	Celsius Holdings Inc.*	289,630
138,076	Coca-Cola Co. (The)	9,955,280
2,120	Coca-Cola Consolidated Inc.	243,058
5,596	Constellation Brands Inc., Class A Shares	997,711
45,101	Keurig Dr Pepper Inc.	1,518,551
6,164	Molson Coors Beverage Co., Class B Shares	330,329
84,137	Monster Beverage Corp.*	5,380,561
85,085	PepsiCo Inc.	11,184,423

	Total Beverages	30,233,379

Consumer Staples Distribution & Retail - 1.5%
14,857	Albertsons Cos., Inc., Class A Shares	330,271
4,680	BJ’s Wholesale Club Holdings Inc.*	529,823
1,310	Casey’s General Stores Inc.	573,466
19,488	Costco Wholesale Corp.	20,271,028
7,769	Dollar General Corp.	755,535
7,183	Dollar Tree Inc.*	648,338
2,938	Grocery Outlet Holding Corp.*	39,898
23,463	Kroger Co. (The)	1,600,880
5,758	Maplebear Inc.*	262,968
5,483	Performance Food Group Co.*	491,057
17,382	Sysco Corp.	1,268,886

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
CONSUMER STAPLES - 4.7% - (continued)
Consumer Staples Distribution & Retail - 1.5% - (continued)
16,554	Target Corp.	$1,556,241
7,749	US Foods Holding Corp.*	613,101
25,599	Walgreens Boots Alliance Inc.	287,989
154,372	Walmart Inc.	15,239,604

	Total Consumer Staples Distribution & Retail	44,469,085

Food Products - 0.7%
16,863	Archer-Daniels-Midland Co.	813,977
4,714	Bunge Global SA	368,399
17,062	Conagra Brands Inc.	390,549
5,914	Darling Ingredients Inc.*	184,280
6,582	Flowers Foods Inc.	111,236
1,731	Freshpet Inc.*	138,757
19,549	General Mills Inc.	1,060,729
5,217	Hershey Co. (The)	838,320
10,329	Hormel Foods Corp.	316,894
2,268	Ingredion Inc.	315,524
3,695	J.M. Smucker Co. (The)	416,094
9,271	Kellanova	766,063
31,729	Kraft Heinz Co. (The)	848,116
4,882	Lamb Weston Holdings Inc.	272,318
8,879	McCormick & Co., Inc., Class VTG Shares	645,770
158,837	Mondelez International Inc., Class A Shares	10,719,909
1,496	Pilgrim’s Pride Corp.	73,543
1,884	Post Holdings Inc.*	208,352
8	Seaboard Corp.	21,417
875	Smithfield Foods Inc.	20,457
6,999	The Campbell’s Co.	238,246
59,285	Tyson Foods Inc., Class A Shares	3,329,446

	Total Food Products	22,098,396

Household Products - 0.9%
8,727	Church & Dwight Co., Inc.	857,951
4,392	Clorox Co. (The)	579,217
28,941	Colgate-Palmolive Co.	2,689,777
11,857	Kimberly-Clark Corp.	1,704,562
123,955	Procter & Gamble Co. (The)	21,058,715
1,594	Reynolds Consumer Products Inc.	35,195
1,110	Spectrum Brands Holdings Inc.	64,125

	Total Household Products	26,989,542

Personal Care Products - 0.1%
4,497	BellRing Brands Inc.*	283,086
14,270	Coty Inc., Class A Shares*	70,351
1,988	elf Beauty Inc.*	223,630
8,248	Estee Lauder Cos., Inc. (The), Class A Shares	552,121
68,511	Kenvue Inc.	1,635,358

	Total Personal Care Products	2,764,546

Tobacco - 0.5%
60,314	Altria Group Inc.	3,655,631
55,291	Philip Morris International Inc.	9,985,002

	Total Tobacco	13,640,633

	TOTAL CONSUMER STAPLES	140,195,581

ENERGY - 3.0%
Energy Equipment & Services - 0.3%
35,298	Baker Hughes Co., Class A Shares	1,307,791
31,108	Halliburton Co.	609,406
14,547	NOV Inc.	174,564
206,724	Schlumberger NV	6,832,228
14,546	TechnipFMC PLC	453,108
2,560	Weatherford International PLC	111,616

	Total Energy Equipment & Services	9,488,713

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
ENERGY - 3.0% - (continued)
Oil, Gas & Consumable Fuels - 2.7%
12,240	Antero Midstream Corp.	$229,867
10,477	Antero Resources Corp.*	392,364
13,386	APA Corp.	227,696
7,900	Cheniere Energy Inc.	1,872,221
58,218	Chevron Corp.	7,958,401
2,064	Chord Energy Corp.	185,760
3,597	Civitas Resources Inc.	98,450
114,354	ConocoPhillips	9,760,114
25,814	Coterra Energy Inc.	627,538
22,027	Devon Energy Corp.	666,537
6,750	Diamondback Energy Inc.	908,213
3,571	DT Midstream Inc.	374,027
64,260	EOG Resources Inc.	6,976,708
20,934	EQT Corp.	1,154,091
32,612	Expand Energy Corp.	3,787,232
251,503	Exxon Mobil Corp.	25,728,757
9,880	Hess Corp.	1,306,037
5,364	HF Sinclair Corp.	193,801
68,559	Kinder Morgan Inc.	1,922,394
11,495	Marathon Petroleum Corp.	1,847,706
4,386	Matador Resources Co.	188,642
2,028	New Fortress Energy Inc., Class A Shares(b)	5,050
24,298	Occidental Petroleum Corp.	990,872
22,138	ONEOK Inc.	1,789,636
9,033	Ovintiv Inc.	323,562
22,620	Permian Resources Corp., Class A Shares	285,238
43,457	Phillips 66	4,931,500
8,391	Range Resources Corp.	319,194
7,650	Targa Resources Corp.	1,208,165
673	Texas Pacific Land Corp.	749,742
11,164	Valero Energy Corp.	1,439,821
4,588	Viper Energy Inc., Class A Shares	182,098
43,342	Williams Cos., Inc. (The)	2,622,624

	Total Oil, Gas & Consumable Fuels	81,254,058

	TOTAL ENERGY	90,742,771

FINANCIALS - 16.9%
Banks - 3.7%
459,984	Bank of America Corp.	20,299,094
3,644	Bank OZK	161,538
792	BOK Financial Corp.	74,781
67,311	Citigroup Inc.	5,069,864
15,748	Citizens Financial Group Inc.	635,432
7,661	Columbia Banking System Inc.	179,114
4,678	Comerica Inc.	267,067
4,469	Commerce Bancshares Inc.	281,592
2,106	Cullen/Frost Bankers Inc.	267,420
4,816	East West Bancorp Inc.	439,219
24,173	Fifth Third Bancorp	923,167
410	First Citizens BancShares Inc., Class A Shares	758,041
4,299	First Hawaiian Inc.	102,660
18,612	First Horizon Corp.	370,006
12,979	FNB Corp.	180,019
50,801	Huntington Bancshares Inc.	794,020
181,607	JPMorgan Chase & Co.	47,944,248
33,018	KeyCorp	523,665
5,919	M&T Bank Corp.	1,081,046
115,360	NU Holdings Ltd., Class A Shares*	1,385,474
2,692	Pinnacle Financial Partners Inc	286,106
14,159	PNC Financial Services Group Inc. (The)	2,460,976
2,519	Popular Inc.	260,792

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
FINANCIALS - 16.9% - (continued)
Banks - 3.7% - (continued)
3,260	Prosperity Bancshares Inc.	$227,059
32,445	Regions Financial Corp.	695,621
4,953	Synovus Financial Corp.	236,902
1,501	TFS Financial Corp.	19,828
93,284	Truist Financial Corp.	3,684,718
55,601	US Bancorp	2,423,648
5,911	Webster Financial Corp.	304,298
251,159	Wells Fargo & Co.	18,781,670
3,733	Western Alliance Bancorp.	270,306
2,274	Wintrust Financial Corp.	271,538
5,113	Zions Bancorp NA	242,152

	Total Banks	111,903,081

Capital Markets - 4.7%
1,040	Affiliated Managers Group Inc.	183,040
3,402	Ameriprise Financial Inc.	1,732,434
6,598	Ares Management Corp., Class A Shares	1,091,969
25,417	Bank of New York Mellon Corp. (The)	2,252,200
15,322	Blackrock Inc.	15,013,875
25,661	Blackstone Inc.	3,560,720
19,025	Blue Owl Capital Inc., Class A Shares	355,387
20,229	Brookfield Asset Management Ltd., Class A Shares(b)	1,134,847
291,179	Brookfield Corp.	16,806,852
8,010	Carlyle Group Inc. (The)	362,052
3,730	Cboe Global Markets Inc.	854,618
152,753	Charles Schwab Corp. (The)	13,494,200
12,785	CME Group Inc., Class A Shares	3,694,865
7,167	Coinbase Global Inc., Class A Shares*	1,767,526
1,260	Evercore Inc., Class A Shares	291,677
1,362	FactSet Research Systems Inc.	624,150
11,198	Franklin Resources Inc.	242,325
21,286	Goldman Sachs Group Inc. (The)	12,781,179
1,936	Houlihan Lokey Inc., Class A Shares	338,180
3,654	Interactive Brokers Group Inc., Class A Shares	766,171
72,760	Intercontinental Exchange Inc.	13,082,248
11,914	Invesco Ltd.	172,276
4,721	Janus Henderson Group PLC	171,514
6,086	Jefferies Financial Group Inc.	295,780
84,357	KKR & Co., Inc., Class Miscella Shares	10,246,001
3,713	Lazard Inc., Class A Shares	161,144
2,797	LPL Financial Holdings Inc.	1,082,886
1,358	MarketAxess Holdings Inc.	293,885
8,987	Moody’s Corp.	4,307,649
40,789	Morgan Stanley(c)	5,222,216
930	Morningstar Inc.	286,831
6,645	MSCI Inc., Class A Shares	3,747,913
14,629	Nasdaq Inc.	1,222,107
6,879	Northern Trust Corp.	734,264
7,223	Raymond James Financial Inc.	1,061,637
23,939	Robinhood Markets Inc., Class A Shares*	1,583,565
28,621	S&P Global Inc.	14,678,566
3,532	SEI Investments Co.	301,138
37,965	State Street Corp.	3,655,270
3,482	Stifel Financial Corp.	328,074
7,756	T. Rowe Price Group Inc.	725,884
3,926	TPG Inc., Class A Shares	188,958
4,109	Tradeweb Markets Inc., Class A Shares	593,545
2,820	Virtu Financial Inc., Class A Shares	113,336
16,067	XP Inc., Class A Shares	311,057

	Total Capital Markets	141,916,011

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
FINANCIALS - 16.9% - (continued)
Consumer Finance - 0.6%
9,430	Ally Financial Inc.	$330,050
39,062	American Express Co.	11,486,181
22,500	Capital One Financial Corp.	4,255,875
232	Credit Acceptance Corp.*	110,733
3,921	OneMain Holdings Inc., Class A Shares	203,265
7,454	SLM Corp.	241,286
38,311	SoFi Technologies Inc.*	509,536
13,698	Synchrony Financial	789,690

	Total Consumer Finance	17,926,616

Financial Services - 5.0%
9,330	Affirm Holdings Inc., Class A Shares*	484,227
18,589	Apollo Global Management Inc.	2,429,396
85,713	Berkshire Hathaway Inc., Class B Shares*	43,195,923
19,738	Block Inc., Class A Shares*	1,218,821
2,427	Corpay Inc.*	789,042
9,550	Equitable Holdings Inc.	504,909
1,549	Euronet Worldwide Inc.*	167,726
19,287	Fidelity National Information Services Inc.	1,535,438
20,141	Fiserv Inc.*	3,278,753
9,134	Global Payments Inc.	690,622
2,592	Jack Henry & Associates Inc.	469,593
57,265	MasterCard Inc., Class A Shares	33,534,384
9,252	MGIC Investment Corp.	244,715
156,120	PayPal Holdings Inc.*	10,972,114
6,037	Rocket Cos., Inc., Class A Shares(b)	76,972
2,207	Shift4 Payments Inc., Class A Shares*(b)	209,202
16,545	Toast Inc., Class A Shares*	697,868
6,999	UWM Holdings Corp.	30,096
136,371	Visa Inc., Class A Shares	49,801,325
3,608	Voya Financial Inc.	240,004
6,495	Western Union Co. (The)	60,274
1,283	WEX Inc.*	170,549

	Total Financial Services	150,801,953

Insurance - 2.8%
19,694	Aflac Inc.	2,039,117
9,382	Allstate Corp. (The)	1,969,000
2,542	American Financial Group Inc.	315,157
22,273	American International Group Inc.	1,885,187
6,994	Aon PLC, Class A Shares	2,602,328
12,757	Arch Capital Group Ltd.	1,212,425
14,565	Arthur J. Gallagher & Co.	5,060,464
1,872	Assurant Inc.	379,979
1,699	Assured Guaranty Ltd.	143,650
2,705	Axis Capital Holdings Ltd.	280,779
2,242	Brighthouse Financial Inc.*	134,094
8,496	Brown & Brown Inc.	959,198
14,389	Chubb Ltd.	4,276,411
5,515	Cincinnati Financial Corp.	831,772
929	CNA Financial Corp.	44,508
1,510	Everest Group Ltd.	524,257
9,224	Fidelity National Financial Inc.	505,198
3,281	First American Financial Corp.	183,113
2,997	Globe Life Inc.	365,244
1,262	Hanover Insurance Group Inc. (The)	222,087
79,747	Hartford Insurance Group Inc. (The)	10,354,350
2,288	Kemper Corp.	145,814
769	Kinsale Capital Group Inc.	362,960
4,059	Lincoln National Corp.	134,515
6,353	Loews Corp.	567,259
455	Markel Group Inc.*	883,474

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
FINANCIALS - 16.9% - (continued)
Insurance - 2.8% - (continued)
33,345	Marsh & McLennan Cos., Inc.	$7,791,393
20,710	MetLife Inc.	1,627,392
8,207	Old Republic International Corp.	310,225
1,153	Primerica Inc.	312,002
8,011	Principal Financial Group Inc.	623,977
66,113	Progressive Corp. (The)	18,837,577
37,911	Prudential Financial Inc.	3,938,574
2,351	Reinsurance Group of America Inc., Class A Shares	477,935
1,835	RenaissanceRe Holdings Ltd.	457,686
3,004	RLI Corp.	230,917
3,578	Ryan Specialty Holdings Inc., Class A Shares	256,077
36,113	Travelers Cos., Inc. (The)	9,956,354
6,319	Unum Group	516,326
91	White Mountains Insurance Group Ltd.	162,417
3,561	Willis Towers Watson PLC	1,127,235
10,390	WR Berkley Corp.	776,029

	Total Insurance	83,784,456

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
30,570	AGNC Investment Corp.	273,296
20,276	Annaly Capital Management Inc.	384,230
18,626	Rithm Capital Corp.	207,680
11,133	Starwood Property Trust Inc.	219,877

	Total Mortgage Real Estate Investment Trusts (REITs)	1,085,083

	TOTAL FINANCIALS	507,417,200

HEALTH CARE - 10.3%
Biotechnology - 1.8%
106,487	AbbVie Inc.	19,818,296
4,555	Alnylam Pharmaceuticals Inc.*	1,387,271
34,163	Amgen Inc.	9,845,093
3,284	Apellis Pharmaceuticals Inc.*	55,598
5,155	Biogen Inc.*	669,067
6,779	BioMarin Pharmaceutical Inc.*	393,657
6,661	Exact Sciences Corp.*	374,881
10,184	Exelixis Inc.*	438,319
113,929	Gilead Sciences Inc.	12,541,304
818	GRAIL Inc.*	31,419
5,793	Incyte Corp.*	376,893
5,703	Ionis Pharmaceuticals Inc.*	191,108
11,397	Moderna Inc.*	302,704
4,049	Natera Inc.*	638,649
3,820	Neurocrine Biosciences Inc.*	469,936
3,727	Regeneron Pharmaceuticals Inc.	1,827,274
21,068	Roivant Sciences Ltd.*	231,537
3,228	Sarepta Therapeutics Inc.*	121,373
2,939	Ultragenyx Pharmaceutical Inc.*	100,014
1,561	United Therapeutics Corp.*	497,725
9,196	Vertex Pharmaceuticals Inc.*	4,065,092
3,987	Viking Therapeutics Inc.*	106,852

	Total Biotechnology	54,484,062

Health Care Equipment & Supplies - 2.8%
143,638	Abbott Laboratories	19,187,164
2,678	Align Technology Inc.*	484,557
18,115	Baxter International Inc.	552,507
37,346	Becton Dickinson & Co.	6,445,546
152,096	Boston Scientific Corp.*	16,009,625
6,926	Cooper Cos Inc. (The)*	472,907
6,518	DENTSPLY SIRONA Inc.	104,158
13,959	DexCom Inc.*	1,197,682
20,932	Edwards Lifesciences Corp.*	1,637,301
1,937	Enovis Corp.*	60,628

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
HEALTH CARE - 10.3% - (continued)
Health Care Equipment & Supplies - 2.8% - (continued)
6,110	Envista Holdings Corp.*	$111,630
16,126	GE HealthCare Technologies Inc.	1,137,528
3,942	Globus Medical Inc., Class A Shares*	233,288
7,805	Hologic Inc.*	485,237
8,480	IDEXX Laboratories Inc.*	4,353,293
1,041	Inspire Medical Systems Inc.*	143,866
2,470	Insulet Corp.*	802,824
23,645	Intuitive Surgical Inc.*	13,060,079
1,569	Masimo Corp.*	254,963
45,655	Medtronic PLC	3,788,452
1,330	Penumbra Inc.*	355,070
2,295	QuidelOrtho Corp.*	70,388
5,159	ResMed Inc.	1,262,872
5,024	Solventum Corp.*	367,204
3,490	STERIS PLC	855,783
24,333	Stryker Corp.	9,310,779
1,609	Teleflex Inc.	196,732
7,005	Zimmer Biomet Holdings Inc.	645,651

	Total Health Care Equipment & Supplies	83,587,714

Health Care Providers & Services - 1.7%
3,355	Acadia Healthcare Co., Inc.*	75,957
1,212	Amedisys Inc.*	114,013
8,626	Cardinal Health Inc.	1,332,200
27,561	Cencora Inc.	8,026,866
17,848	Centene Corp.*	1,007,341
538	Chemed Corp.	309,264
9,572	Cigna Group (The)	3,030,878
44,623	CVS Health Corp.	2,857,657
1,670	DaVita Inc.*	227,554
8,269	Elevance Health Inc.	3,173,973
3,569	Encompass Health Corp.	431,492
6,601	HCA Healthcare Inc.	2,517,555
4,390	Henry Schein Inc.*	307,256
4,264	Humana Inc.	994,066
2,964	Labcorp Holdings Inc.	737,947
4,518	McKesson Corp.	3,250,746
2,004	Molina Healthcare Inc.*	611,300
3,625	Premier Inc., Class A Shares	83,303
3,917	Quest Diagnostics Inc.	678,973
3,421	Tenet Healthcare Corp.*	577,362
62,657	UnitedHealth Group Inc.	18,916,775
1,964	Universal Health Services Inc., Class B Shares	373,847

	Total Health Care Providers & Services	49,636,325

Health Care Technology - 0.1%
4,732	Certara Inc.*	53,755
4,333	Doximity Inc., Class A Shares*	225,706
12,231	Veeva Systems Inc., Class A Shares*	3,421,011

	Total Health Care Technology	3,700,472

Life Sciences Tools & Services - 1.4%
3,003	10X Genomics Inc., Class A Shares*	28,619
10,200	Agilent Technologies Inc.	1,141,584
177,611	Avantor Inc.*	2,292,958
1,652	Azenta Inc.*	44,141
655	Bio-Rad Laboratories Inc., Class A Shares*	148,639
5,418	Bio-Techne Corp.	262,231
4,874	Bruker Corp.	178,876
1,812	Charles River Laboratories International Inc.*	245,762
69,143	Danaher Corp.	13,130,256
2,657	Fortrea Holdings Inc.*	11,425
5,707	Illumina Inc.*	469,344

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
HEALTH CARE - 10.3% - (continued)
Life Sciences Tools & Services - 1.4% - (continued)
6,428	IQVIA Holdings Inc.*	$902,041
886	Medpace Holdings Inc.*	261,281
748	Mettler-Toledo International Inc.*	864,329
7,584	QIAGEN NV*	342,266
2,038	Repligen Corp.*	240,627
4,400	Revvity Inc.	397,848
4,951	Sotera Health Co.*	60,600
45,465	Thermo Fisher Scientific Inc.	18,314,211
2,077	Waters Corp.*	725,372
2,577	West Pharmaceutical Services Inc.	543,360

	Total Life Sciences Tools & Services	40,605,770

Pharmaceuticals - 2.5%
72,140	Bristol-Myers Squibb Co.	3,482,919
18,591	Elanco Animal Health Inc.*	249,863
31,429	Eli Lilly & Co.	23,184,230
1,996	Jazz Pharmaceuticals PLC*	215,708
119,639	Johnson & Johnson	18,569,169
139,330	Merck & Co., Inc.	10,706,117
23,345	Novo Nordisk AS, ADR(b)	1,669,168
8,895	Organon & Co.	82,012
4,681	Perrigo Co. PLC	125,310
201,652	Pfizer Inc.	4,736,806
13,348	Royalty Pharma PLC, Class A Shares	438,882
43,270	Viatris Inc.	380,343
74,776	Zoetis Inc., Class A Shares	12,609,477

	Total Pharmaceuticals	76,450,004

	TOTAL HEALTH CARE	308,464,347

INDUSTRIALS - 10.5%
Aerospace & Defense - 2.9%
34,030	Airbus SE, ADR	1,557,553
4,456	ATI Inc.*	354,876
2,566	Axon Enterprise Inc.*	1,925,424
26,607	Boeing Co. (The)*	5,516,163
3,245	BWX Technologies Inc.	407,572
1,365	Curtiss-Wright Corp.	600,750
9,725	General Dynamics Corp.	2,708,315
38,282	General Electric Co.	9,413,927
1,584	HEICO Corp.	474,630
30,948	HEICO Corp., Class A Shares	7,298,776
2,991	Hexcel Corp.	158,194
14,465	Howmet Aerospace Inc.	2,457,459
1,400	Huntington Ingalls Industries Inc.	312,284
6,697	L3Harris Technologies Inc.	1,636,345
1,251	Loar Holdings Inc.*	108,900
7,501	Lockheed Martin Corp.	3,618,332
4,869	Northrop Grumman Corp.	2,360,345
142,366	RTX Corp.	19,430,112
4,309	Spirit AeroSystems Holdings Inc., Class A Shares*	161,070
4,559	Standard Aero Inc.*	133,715
69,583	Textron Inc.	5,151,230
13,674	TransDigm Group Inc.	20,079,312
2,069	Woodward Inc.	447,587

	Total Aerospace & Defense	86,312,871

Air Freight & Logistics - 0.2%
4,181	CH Robinson Worldwide Inc.	401,251
4,959	Expeditors International of Washington Inc.	559,028
7,837	FedEx Corp.	1,709,250
4,137	GXO Logistics Inc.*	170,196
25,971	United Parcel Service Inc., Class B Shares	2,533,211

	Total Air Freight & Logistics	5,372,936

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
INDUSTRIALS - 10.5% - (continued)
Building Products - 0.8%
2,335	AAON Inc.	$224,837
2,449	Advanced Drainage Systems Inc.	269,292
3,169	Allegion PLC	452,216
4,089	AO Smith Corp.	262,964
1,581	Armstrong World Industries Inc.	246,051
4,887	AZEK Co., Inc. (The), Class A Shares*	241,955
4,066	Builders FirstSource Inc.*	437,827
1,604	Carlisle Cos., Inc.	609,809
122,886	Carrier Global Corp.	8,749,483
4,311	Fortune Brands Innovations Inc.	217,275
4,481	Hayward Holdings Inc.*	62,510
23,551	Johnson Controls International PLC	2,387,365
1,132	Lennox International Inc.	638,958
7,758	Masco Corp.	484,254
36,935	Owens Corning	4,947,443
1,529	Simpson Manufacturing Co., Inc.	238,065
8,062	Trane Technologies PLC	3,468,837
3,751	Trex Co., Inc.*	209,568

	Total Building Products	24,148,709

Commercial Services & Supplies - 0.7%
12,316	Cintas Corp.	2,789,574
1,849	Clean Harbors Inc.*	419,335
156,674	Copart Inc.*	8,065,578
1,363	MSA Safety Inc.	222,128
6,474	RB Global Inc.	681,712
7,259	Republic Services Inc., Class A Shares	1,867,668
10,428	Rollins Inc.	597,003
9,363	Tetra Tech Inc.	327,143
8,733	Veralto Corp.	882,295
3,870	Vestis Corp.	23,839
14,263	Waste Management Inc.	3,436,955

	Total Commercial Services & Supplies	19,313,230

Construction & Engineering - 0.4%
4,732	AECOM	519,810
8,473	API Group Corp.*	395,435
1,258	Comfort Systems USA Inc.	601,613
1,609	EMCOR Group Inc.	759,223
1,637	Everus Construction Group Inc.*	94,799
2,234	MasTec Inc.*	348,348
29,506	Quanta Services Inc.	10,107,575
733	Valmont Industries Inc.	233,123
6,243	WillScot Holdings Corp.	168,249

	Total Construction & Engineering	13,228,175

Electrical Equipment - 1.3%
1,072	Acuity Inc.	278,602
8,164	AMETEK Inc.	1,459,233
29,074	Eaton Corp. PLC	9,309,495
20,383	Emerson Electric Co.	2,433,323
28,414	GE Vernova Inc.	13,439,254
2,096	Generac Holdings Inc.*	255,984
1,893	Hubbell Inc., Class B Shares	737,475
5,727	nVent Electric PLC	376,837
2,364	Regal Rexnord Corp.	315,452
25,085	Rockwell Automation Inc.	7,915,572
5,484	Sensata Technologies Holding PLC	142,913
12,758	Vertiv Holdings Co., Class A Shares	1,376,971

	Total Electrical Equipment	38,041,111

Ground Transportation - 1.0%
546	Avis Budget Group Inc.*	66,497
249,835	CSX Corp.	7,892,288

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
INDUSTRIALS - 10.5% - (continued)
Ground Transportation - 1.0% - (continued)
2,932	JB Hunt Transport Services Inc.	$407,108
5,507	Knight-Swift Transportation Holdings Inc., Class A Shares	244,070
1,229	Landstar System Inc.	168,643
13,731	Lyft Inc., Class A Shares*	209,260
7,993	Norfolk Southern Corp.	1,975,230
6,875	Old Dominion Freight Line Inc.	1,101,169
1,439	Ryder System Inc.	211,720
920	Saia Inc.*	243,257
1,934	Schneider National Inc., Class B Shares	44,811
111,528	Uber Technologies Inc.*	9,386,197
219	U-Haul Holding Co.*	14,016
3,719	U-Haul Holding Co.-Non Voting	212,132
36,763	Union Pacific Corp.	8,148,887
4,112	XPO Inc.*	468,069

	Total Ground Transportation	30,793,354

Industrial Conglomerates - 0.6%
19,366	3M Co	2,872,946
61,271	Honeywell International Inc.	13,888,298

	Total Industrial Conglomerates	16,761,244

Machinery - 1.4%
2,303	AGCO Corp.	225,648
3,034	Allison Transmission Holdings Inc.	314,080
17,168	Caterpillar Inc.	5,974,979
30,818	CNH Industrial NV	385,533
1,766	Crane Co.	302,692
4,832	Cummins Inc.	1,553,391
8,864	Deere & Co.	4,487,489
4,399	Donaldson Co., Inc.	305,950
4,849	Dover Corp.	861,910
2,059	Esab Corp.	253,236
4,792	Flowserve Corp.	239,169
12,264	Fortive Corp.	860,810
8,769	Gates Industrial Corp. PLC*	185,464
5,966	Graco Inc.	505,082
2,708	IDEX Corp.	489,904
10,428	Illinois Tool Works Inc.	2,555,694
14,344	Ingersoll Rand Inc.	1,171,044
2,992	ITT Inc.	450,416
1,945	Lincoln Electric Holdings Inc.	376,533
1,852	Middleby Corp. (The)*	270,633
2,051	Nordson Corp.	434,792
2,343	Oshkosh Corp.	232,402
14,115	Otis Worldwide Corp.	1,345,865
18,191	PACCAR Inc.	1,707,225
18,935	Parker-Hannifin Corp.	12,586,095
5,673	Pentair PLC	562,648
1,037	RBC Bearings Inc.*	379,407
1,830	Snap-on Inc.	586,973
5,571	Stanley Black & Decker Inc.	364,511
2,356	Timken Co. (The)	161,362
3,557	Toro Co. (The)	269,549
6,059	Westinghouse Air Brake Technologies Corp.	1,225,857
8,574	Xylem Inc.	1,080,667

	Total Machinery	42,707,010

Marine Transportation - 0.0%@
2,033	Kirby Corp.*	224,931

Passenger Airlines - 0.3%
4,475	Alaska Air Group Inc.*	227,912
23,742	American Airlines Group Inc.*	270,896
141,633	Delta Air Lines Inc.	6,853,621

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
INDUSTRIALS - 10.5% - (continued)
Passenger Airlines - 0.3% - (continued)
21,219	Southwest Airlines Co.(b)	$708,290
11,576	United Airlines Holdings Inc.*	919,655

	Total Passenger Airlines	8,980,374

Professional Services - 0.5%
5,182	Amentum Holdings Inc.*	107,060
14,620	Automatic Data Processing Inc.	4,759,249
4,498	Booz Allen Hamilton Holding Corp., Class A Shares	477,913
4,170	Broadridge Financial Solutions Inc.	1,012,601
768	CACI International Inc., Class A Shares*	328,704
12,941	Clarivate PLC*	54,611
1,844	Concentrix Corp.	103,199
5,397	Dayforce Inc.*	318,855
11,258	Dun & Bradstreet Holdings Inc.	101,435
4,350	Equifax Inc.	1,149,226
1,256	FTI Consulting Inc.*	206,185
6,058	Genpact Ltd.	260,797
4,383	Jacobs Solutions Inc.	553,573
4,700	KBR Inc.	245,293
4,693	Leidos Holdings Inc.	697,004
1,598	ManpowerGroup Inc.	67,036
1,715	Parsons Corp.*	111,201
11,373	Paychex Inc.	1,795,910
1,830	Paycom Software Inc.	474,135
1,524	Paylocity Holding Corp.*	290,932
3,512	Robert Half Inc.	160,814
1,713	Science Applications International Corp.	197,920
7,609	SS&C Technologies Holdings Inc.	614,883
6,901	TransUnion	590,933
5,046	Verisk Analytics Inc., Class A Shares	1,585,150

	Total Professional Services	16,264,619

Trading Companies & Distributors - 0.4%
3,876	Air Lease Corp., Class A Shares	223,296
6,620	Core & Main Inc., Class A Shares*	362,842
40,486	Fastenal Co.	1,673,691
7,086	Ferguson Enterprises Inc.	1,292,061
1,600	MSC Industrial Direct Co., Inc., Class A Shares	129,920
1,601	SiteOne Landscape Supply Inc.*	187,013
2,316	United Rentals Inc.	1,640,608
1,306	Watsco Inc.	579,303
1,464	WESCO International Inc.	245,791
5,757	WW Grainger Inc.	6,261,083

	Total Trading Companies & Distributors	12,595,608

	TOTAL INDUSTRIALS	314,744,172

INFORMATION TECHNOLOGY - 26.4%
Communications Equipment - 1.0%
36,685	Arista Networks Inc.*	3,178,388
4,980	Ciena Corp.*	398,699
277,565	Cisco Systems Inc.	17,497,698
2,063	F5 Inc.*	588,739
11,688	Juniper Networks Inc.	419,950
2,561	Lumentum Holdings Inc.*	185,109
21,406	Motorola Solutions Inc.	8,891,624
142	Ubiquiti Inc.	56,131

	Total Communications Equipment	31,216,338

Electronic Equipment, Instruments & Components - 0.5%
70,656	Amphenol Corp., Class A Shares	6,354,094
1,814	Arrow Electronics Inc.*	214,741
3,107	Avnet Inc.	155,381
4,751	CDW Corp.	856,890
5,859	Cognex Corp.	175,594

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 26.4% - (continued)
Electronic Equipment, Instruments & Components - 0.5% - (continued)
4,311	Coherent Corp.*	$326,041
27,170	Corning Inc.	1,347,360
1,921	Crane NXT Co.	102,985
898	Ingram Micro Holding Corp.	17,179
1,005	IPG Photonics Corp.*	66,591
3,877	Jabil Inc.	651,375
6,240	Keysight Technologies Inc.*	979,930
852	Littelfuse Inc.	174,711
2,673	TD SYNNEX Corp.	324,342
1,637	Teledyne Technologies Inc.*	816,634
8,662	Trimble Inc.*	617,341
5,348	Vontier Corp.	191,191
1,834	Zebra Technologies Corp., Class A Shares*	531,438

	Total Electronic Equipment, Instruments & Components	13,903,818

IT Services - 1.1%
32,020	Accenture PLC, Class A Shares	10,144,576
5,362	Akamai Technologies Inc.*	407,137
3,847	Amdocs Ltd.	353,001
10,782	Cloudflare Inc., Class A Shares*	1,788,626
17,602	Cognizant Technology Solutions Corp., Class A Shares	1,425,586
6,133	DXC Technology Co.*	93,222
1,990	EPAM Systems Inc.*	347,235
7,191	Gartner Inc.*	3,138,296
1,523	Globant SA*	149,391
5,005	GoDaddy Inc., Class A Shares*	911,661
32,629	International Business Machines Corp.	8,452,869
8,104	Kyndryl Holdings Inc.*	316,380
2,571	MongoDB Inc., Class A Shares*	485,482
5,734	Okta Inc., Class A Shares*	591,577
11,044	Snowflake Inc., Class A Shares*	2,271,419
5,400	Twilio Inc., Class A Shares*	635,580
2,943	VeriSign Inc.	801,879

	Total IT Services	32,313,917

Semiconductors & Semiconductor Equipment - 8.6%
57,256	Advanced Micro Devices Inc.*	6,339,957
3,886	Allegro MicroSystems Inc.*	98,510
4,511	Amkor Technology Inc.	81,288
17,623	Analog Devices Inc.	3,770,969
28,943	Applied Materials Inc.	4,536,815
5,211	ASML Holding NV, Class REG Shares, ADR	3,839,308
3,844	Astera Labs Inc.*	348,728
241,072	Broadcom Inc.	58,356,299
1,813	Cirrus Logic Inc.*	178,327
4,697	Enphase Energy Inc.*	194,409
5,428	Entegris Inc.	373,121
3,802	First Solar Inc.*	601,020
3,375	GLOBALFOUNDRIES Inc.*	120,825
154,180	Intel Corp.	3,014,219
4,729	KLA Corp.	3,579,285
45,728	Lam Research Corp.	3,694,365
5,007	Lattice Semiconductor Corp.*	225,015
2,243	MACOM Technology Solutions Holdings Inc.*	272,771
30,309	Marvell Technology Inc.	1,824,299
18,752	Microchip Technology Inc.	1,088,366
93,628	Micron Technology Inc.	8,844,101
2,338	MKS Inc.	192,160
1,677	Monolithic Power Systems Inc.	1,110,006
1,030,647	NVIDIA Corp.	139,271,329
52,264	ON Semiconductor Corp.*	2,196,133
1,764	Onto Innovation Inc.*	162,182

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 26.4% - (continued)
Semiconductors & Semiconductor Equipment - 8.6% - (continued)
3,341	Qorvo Inc.*	$253,983
39,719	QUALCOMM Inc.	5,767,199
5,826	Skyworks Solutions Inc.	402,169
10,893	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,105,835
5,608	Teradyne Inc.	440,789
32,373	Texas Instruments Inc.	5,919,403
1,662	Universal Display Corp.	238,248
3,946	Wolfspeed Inc.*(b)	4,696

	Total Semiconductors & Semiconductor Equipment	259,446,129

Software - 11.2%
15,481	Adobe Inc.*	6,426,008
3,113	ANSYS Inc.*	1,029,843
836	Appfolio Inc., Class A Shares*	176,538
9,342	AppLovin Corp., Class A Shares*	3,671,406
5,714	Atlassian Corp., Class A Shares*	1,186,398
7,686	Autodesk Inc.*	2,275,978
4,815	Bentley Systems Inc., Class B Shares	229,820
3,636	BILL Holdings Inc.*	158,821
47,737	Cadence Design Systems Inc.*	13,703,861
16,717	CCC Intelligent Solutions Holdings Inc.*	146,775
8,797	Confluent Inc., Class A Shares*	202,595
598	Constellation Software Inc.	2,166,991
8,184	Crowdstrike Holdings Inc., Class A Shares*	3,857,692
10,818	Datadog Inc., Class A Shares*	1,275,226
7,112	Docusign Inc., Class A Shares*	630,194
2,232	Dolby Laboratories Inc., Class A Shares	165,748
8,161	Dropbox Inc., Class A Shares*	235,527
10,480	Dynatrace Inc.*	566,025
3,062	Elastic NV*	247,624
839	Fair Isaac Corp.*	1,448,349
2,772	Five9 Inc.*	73,486
22,499	Fortinet Inc.*	2,289,948
19,385	Gen Digital Inc.	552,085
5,397	Gitlab Inc., Class A Shares*	245,618
2,902	Guidewire Software Inc.*	623,988
1,766	HubSpot Inc.*	1,041,763
2,632	Informatica Inc., Class A Shares*	63,194
16,774	Intuit Inc.	12,638,706
2,099	Manhattan Associates Inc.*	396,249
409,762	Microsoft Corp.	188,638,034
8,172	MicroStrategy Inc., Class A Shares*	3,015,958
2,741	nCino Inc.*	72,088
8,876	Nutanix Inc., Class A Shares*	680,700
91,033	Oracle Corp.	15,068,693
73,219	Palantir Technologies Inc., Class A Shares*	9,648,800
52,732	Palo Alto Networks Inc.*	10,146,692
1,651	Pegasystems Inc.	162,046
4,460	Procore Technologies Inc.*	299,578
4,187	PTC Inc.*	704,756
2,788	RingCentral Inc., Class A Shares*	72,293
17,279	Roper Technologies Inc.	9,853,695
53,287	Salesforce Inc.	14,140,771
9,896	SentinelOne Inc., Class A Shares*	174,269
8,204	ServiceNow Inc.*	8,294,982
12,230	Synopsys Inc.*	5,674,475
3,069	Teradata Corp.*	67,395
1,522	Tyler Technologies Inc.*	878,179
14,478	UiPath Inc., Class A Shares*	192,702
11,139	Unity Software Inc.*	290,505
33,254	Workday Inc., Class A Shares*	8,237,348

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 26.4% - (continued)
Software - 11.2% - (continued)
9,324	Zoom Communications Inc., Class A Shares*	$757,575
3,369	Zscaler Inc.*	928,833

	Total Software	335,726,823

Technology Hardware, Storage & Peripherals - 4.0%
574,911	Apple Inc.	115,470,874
9,847	Dell Technologies Inc., Class C Shares	1,095,676
46,425	Hewlett Packard Enterprise Co.	802,224
33,273	HP Inc.	828,498
7,186	NetApp Inc.	712,564
11,472	Pure Storage Inc., Class A Shares*	614,785
4,160	Sandisk Corp.*	156,790
17,613	Super Micro Computer Inc.*	704,872
12,354	Western Digital Corp.*	636,849

	Total Technology Hardware, Storage & Peripherals	121,023,132

	TOTAL INFORMATION TECHNOLOGY	793,630,157

MATERIALS - 2.6%
Chemicals - 1.5%
29,662	Air Products & Chemicals Inc.	8,273,028
4,069	Albemarle Corp.(b)	226,887
1,606	Ashland Inc.	79,513
7,792	Axalta Coating Systems Ltd.*	239,994
3,767	Celanese Corp., Class A Shares	199,011
6,204	CF Industries Holdings Inc.	562,765
5,776	Chemours Co. (The).	58,511
24,619	Corteva Inc.	1,743,025
24,890	Dow Inc.	690,449
77,367	DuPont de Nemours Inc.	5,168,116
4,100	Eastman Chemical Co.	321,317
8,906	Ecolab Inc.	2,365,612
8,379	Element Solutions Inc.	179,143
4,625	FMC Corp.	187,590
5,197	Huntsman Corp.	57,895
9,022	International Flavors & Fragrances Inc.	690,724
27,976	Linde PLC	13,081,018
8,946	LyondellBasell Industries NV, Class A Shares	505,359
11,554	Mosaic Co. (The)	417,562
236	NewMarket Corp.	151,998
4,515	Olin Corp.	87,636
8,288	PPG Industries Inc.	918,310
4,535	RPM International Inc.	516,264
1,413	Scotts Miracle-Gro Co. (The)	84,158
25,605	Sherwin-Williams Co. (The)	9,187,330
1,167	Westlake Corp.	82,892

	Total Chemicals	46,076,107

Construction Materials - 0.5%
24,300	CRH PLC	2,215,188
1,171	Eagle Materials Inc.	236,788
13,845	Martin Marietta Materials Inc.	7,580,830
19,239	Vulcan Materials Co.	5,099,681

	Total Construction Materials	15,132,487

Containers & Packaging - 0.2%
80,152	Amcor PLC	730,185
2,417	AptarGroup Inc.	382,853
2,855	Avery Dennison Corp.	507,419
10,354	Ball Corp.	554,767
4,221	Crown Holdings Inc.	415,769
10,358	Graphic Packaging Holding Co.	230,155
18,720	International Paper Co.	895,003
3,138	Packaging Corp. of America	606,167
3,841	Sealed Air Corp.	123,680

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
MATERIALS - 2.6% - (continued)
Containers & Packaging - 0.2% - (continued)
3,002	Silgan Holdings Inc.	$165,320
18,358	Smurfit WestRock PLC	795,452
3,505	Sonoco Products Co.	159,618

	Total Containers & Packaging	5,566,388

Metals & Mining - 0.4%
8,519	Alcoa Corp.	228,054
18,130	Cleveland-Cliffs Inc.*	105,698
167,238	Freeport-McMoRan Inc.	6,435,318
4,777	MP Materials Corp.*	104,091
40,631	Newmont Corp.	2,142,066
8,372	Nucor Corp.	915,562
1,925	Reliance Inc.	563,678
2,316	Royal Gold Inc.	412,526
3,082	Southern Copper Corp.	280,185
5,069	Steel Dynamics Inc.	623,842
7,900	United States Steel Corp.	425,178

	Total Metals & Mining	12,236,198

Paper & Forest Products - 0.0%@
2,196	Louisiana-Pacific Corp.	197,794

	TOTAL MATERIALS	79,208,974

REAL ESTATE - 2.5%
Diversified REITs - 0.0%@
7,725	WP Carey Inc.	484,821

Health Care REITs - 0.2%
6,113	Alexandria Real Estate Equities Inc.	429,071
12,028	Healthcare Realty Trust Inc., Class A Shares	174,406
24,931	Healthpeak Properties Inc.	434,049
21,700	Medical Properties Trust Inc.(b)	99,169
9,802	Omega Healthcare Investors Inc.	362,674
14,893	Ventas Inc.	957,322
21,922	Welltower Inc.	3,382,126

	Total Health Care REITs	5,838,817

Hotel & Resort REITs - 0.0%@
25,319	Host Hotels & Resorts Inc.	392,191
7,686	Park Hotels & Resorts Inc.	79,627

	Total Hotel & Resort REITs	471,818

Industrial REITs - 0.3%
9,865	Americold Realty Trust Inc.	163,463
1,688	EastGroup Properties Inc.	286,200
4,785	First Industrial Realty Trust Inc.	236,523
2,986	Lineage Inc.	127,472
77,702	Prologis Inc.	8,438,437
7,688	Rexford Industrial Realty Inc.	270,925
6,589	STAG Industrial Inc.	234,437

	Total Industrial REITs	9,757,457

Office REITs - 0.1%
5,464	BXP Inc.	367,891
5,895	Cousins Properties Inc.	165,473
3,477	Highwoods Properties Inc.	103,267
4,190	Kilroy Realty Corp.	134,918
6,345	Vornado Realty Trust	239,016

	Total Office REITs	1,010,565

Real Estate Management & Development - 0.3%
10,817	CBRE Group Inc., Class A Shares*	1,352,341
96,252	CoStar Group Inc.*	7,080,297
1,100	Howard Hughes Holdings Inc.*	75,141
1,719	Jones Lang LaSalle Inc.*	382,821
276	Seaport Entertainment Group Inc.*	5,393
1,770	Zillow Group Inc., Class A Shares*	117,121
5,605	Zillow Group Inc., Class C Shares*	376,152

	Total Real Estate Management & Development	9,389,266

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
REAL ESTATE - 2.5% - (continued)
Residential REITs - 0.3%
12,072	American Homes 4 Rent, Class A Shares	$456,925
5,047	AvalonBay Communities Inc.	1,043,568
3,716	Camden Property Trust	436,593
49,976	Equity LifeStyle Properties Inc.	3,176,974
13,497	Equity Residential	946,680
2,262	Essex Property Trust Inc.	642,182
21,639	Invitation Homes Inc.	729,234
4,100	Mid-America Apartment Communities Inc.	642,265
4,472	Sun Communities Inc.	552,024
11,699	UDR Inc.	484,690

	Total Residential REITs	9,111,135

Retail REITs - 0.2%
3,747	Agree Realty Corp.(b)	282,149
10,566	Brixmor Property Group Inc.	268,482
2,957	Federal Realty Investment Trust	282,334
23,484	Kimco Realty Corp.	499,270
6,409	NNN REIT Inc.	267,640
30,824	Realty Income Corp.	1,745,255
6,480	Regency Centers Corp.	467,532
11,441	Simon Property Group Inc.	1,865,684

	Total Retail REITs	5,678,346

Specialized REITs - 1.1%
44,164	American Tower Corp.	9,479,803
15,553	Crown Castle Inc.	1,560,744
7,927	CubeSmart	338,958
11,719	Digital Realty Trust Inc.	2,010,043
2,805	EPR Properties	156,210
6,651	Equinix Inc.	5,911,542
7,437	Extra Space Storage Inc.	1,124,103
9,298	Gaming & Leisure Properties Inc.	434,217
10,420	Iron Mountain Inc.	1,028,558
3,041	Lamar Advertising Co., Class A Shares	366,562
4,085	Millrose Properties Inc.	113,849
2,458	National Storage Affiliates Trust	84,555
23,397	Public Storage	7,215,869
5,193	Rayonier Inc.	123,074
3,846	SBA Communications Corp., Class A Shares	891,849
37,286	VICI Properties Inc., Class A Shares	1,182,339
25,710	Weyerhaeuser Co.	666,146

	Total Specialized REITs	32,688,421

	TOTAL REAL ESTATE	74,430,646

UTILITIES - 1.9%
Electric Utilities - 1.4%
9,088	Alliant Energy Corp.	565,546
19,013	American Electric Power Co., Inc.	1,967,655
11,222	Constellation Energy Corp.	3,435,615
85,569	Duke Energy Corp.	10,073,183
13,453	Edison International	748,659
15,077	Entergy Corp.	1,255,613
7,906	Evergy Inc.	525,037
12,975	Eversource Energy	840,910
35,385	Exelon Corp.	1,550,571
20,590	FirstEnergy Corp.	863,545
1,900	IDACORP Inc.	226,005
157,471	NextEra Energy Inc.	11,123,751
7,135	NRG Energy Inc.	1,112,347
6,978	OGE Energy Corp.	310,312
77,218	PG&E Corp.	1,303,440

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
UTILITIES - 1.9% - (continued)
Electric Utilities - 1.4% - (continued)
3,987	Pinnacle West Capital Corp.	$363,734
26,361	PPL Corp.	916,045
38,946	Southern Co. (The)	3,505,140
20,583	Xcel Energy Inc.	1,442,868

	Total Electric Utilities	42,129,976

Gas Utilities - 0.0%@
5,545	Atmos Energy Corp.	857,701
7,585	MDU Resources Group Inc.	130,386
3,115	National Fuel Gas Co.	257,112
7,601	UGI Corp.	274,092

	Total Gas Utilities	1,519,291

Independent Power & Renewable Electricity Producers - 0.1%
24,544	AES Corp. (The)	247,649
4,816	Brookfield Renewable Corp.	141,542
1,465	Clearway Energy Inc., Class A Shares	42,265
2,939	Clearway Energy Inc., Class C Shares	90,433
12,143	Vistra Corp.	1,949,802

	Total Independent Power & Renewable Electricity Producers	2,471,691

Multi-Utilities - 0.4%
9,500	Ameren Corp.	920,360
23,113	CenterPoint Energy Inc.	860,728
10,524	CMS Energy Corp.	739,100
12,248	Consolidated Edison Inc.	1,279,793
29,639	Dominion Energy Inc.	1,679,642
7,364	DTE Energy Co.	1,006,291
16,703	NiSource Inc.	660,437
17,855	Public Service Enterprise Group Inc.	1,446,791
22,406	Sempra	1,760,887
11,188	WEC Energy Group Inc.	1,202,039

	Total Multi-Utilities	11,556,068

Water Utilities - 0.0%@
6,936	American Water Works Co., Inc.	991,640
9,088	Essential Utilities Inc.	350,160

	Total Water Utilities	1,341,800

	TOTAL UTILITIES	59,018,826

	TOTAL COMMON STOCKS (Cost - $1,695,963,996)	2,958,687,253

Face Amount†
SHORT-TERM INVESTMENTS(d) - 1.7%
MONEY MARKET FUND - 0.3%
$ 7,708,147		Invesco STIT - Government & Agency Portfolio, Institutional Class, 4.174%(e) (Cost - $7,708,147)	7,708,147

TIME DEPOSITS - 1.4%
31,538,275		Citibank - New York, 3.680% due 6/2/25	31,538,275
37,580	CAD	Royal Bank of Canada - Toronto, 1.570% due 6/2/25	27,384
13,204,302		Skandinaviska Enskilda Banken AB - Stockholm, 3.680% due 6/2/25	13,204,302

		TOTAL TIME DEPOSITS (Cost - $44,769,961)	44,769,961

		TOTAL SHORT-TERM INVESTMENTS (Cost - $52,478,108)	52,478,108

		TOTAL INVESTMENTS - 100.2% (Cost - $1,748,442,104)	3,011,165,361

		Liabilities in Excess of Other Assets - (0.2)%	(6,037,498)

		TOTAL NET ASSETS - 100.0%	$3,005,127,863

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	Illiquid security.
(b)	All or a portion of this security is on loan (See Note 1).
(c)	Affiliated security. As of May 31, 2025, total cost and total value of affiliated security amounted to $1,915,257 and $5,222,216, respectively.

Underlying Security	Beginning Value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation	Dividend/ Interest Income	Ending Value as of May 31, 2025
Morgan Stanley	$ 3,852,841	$ 426,017	$ –	$ –	$ 943,358	$ 107,440	$ 5,222,216

(d)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 1.4%.
(e)	Represents investments of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value. At May 31, 2025, the Fund held a Level 3 security with a value of $0, representing 0.0% of net assets.

At May 31, 2025, for Morgan Stanley Pathway Large Cap Equity ETF the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Morgan Stanley Pathway Large Cap Equity ETF	$ 1,748,442,104	$ 1,311,174,547	$ (47,378,708)	$ 1,263,795,839

Abbreviations used in this schedule:
ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Summary of Investments by Security Sector^
Information Technology	26.4%
Financials	16.9
Consumer Discretionary	10.6
Industrials	10.5
Health Care	10.3
Communication Services	9.1
Consumer Staples	4.6
Energy	3.0
Materials	2.6
Real Estate	2.5
Utilities	2.0
Short-Term Investments	1.5

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

At May 31, 2025, Morgan Stanley Pathway Large Cap Equity ETF had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation
Contracts to Buy:
S&P 500 E-mini Index Futures	56	6/25	$15,513,461	$16,564,800	$1,051,339
S&P MidCap 400 E-mini Index Futures	3	6/25	879,987	901,230	21,243

					$1,072,582

At May 31, 2025, Morgan Stanley Pathway Large Cap Equity ETF had deposited cash of $1,285,984 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency abbreviation used in this schedule:

CAD	—	Canadian Dollar

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF (formerly Small-Mid Cap Equity Fund)

Shares/Units	Security	Value
COMMON STOCKS - 97.4%
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 0.2%
368	Anterix Inc.*	$9,785
5,699	AST SpaceMobile Inc., Class A Shares*(a)	131,476
382	ATN International Inc.	5,428
997	Bandwidth Inc., Class A Shares*	13,978
1,959	Cogent Communications Holdings Inc.	89,546
10,749	Frontier Communications Parent Inc.*	389,436
5,412	GCI Liberty Inc.*#	–
2,185	Globalstar Inc.*	40,335
719	IDT Corp., Class B Shares	44,283
4,933	Iridium Communications Inc.	125,298
7,854	Liberty Global Ltd., Class A Shares*	75,634
6,728	Liberty Global Ltd., Class C Shares*	66,473
2,029	Liberty Latin America Ltd., Class A Shares*	9,963
4,976	Liberty Latin America Ltd., Class C Shares*	24,880
44,025	Lumen Technologies Inc.*	172,578
1,859	Shenandoah Telecommunications Co.	23,386

	Total Diversified Telecommunication Services	1,222,479

Entertainment - 0.6%
17,450	AMC Entertainment Holdings Inc., Class A Shares*	62,122
409	Atlanta Braves Holdings Inc., Class A Shares*	17,771
2,295	Atlanta Braves Holdings Inc., Class C Shares*	93,200
4,749	Cinemark Holdings Inc.	160,374
2,993	Eventbrite Inc., Class A Shares*	7,063
1,936	IMAX Corp.*	53,918
863	Liberty Media Corp.-Liberty Live, Class A Shares*	62,015
2,130	Liberty Media Corp.-Liberty Live, Class C Shares*	155,384
151,527	Lionsgate Studios Corp.*	1,095,540
4,278	LiveOne Inc.*	3,161
1,664	Madison Square Garden Entertainment Corp., Class A Shares*	61,751
807	Madison Square Garden Sports Corp., Class A Shares*	153,241
924	Marcus Corp. (The)	17,076
3,300	Playstudios Inc.*	4,422
2,726	Playtika Holding Corp.	12,921
697	Reservoir Media Inc.*	5,437
5,554	Roku Inc., Class A Shares*	402,443
1,283	Sphere Entertainment Co.*	48,369
10,100	Starz Entertainment Corp.*	211,696
3,462	TKO Group Holdings Inc., Class A Shares	546,338
2,830	Vivid Seats Inc., Class A Shares*	4,415

	Total Entertainment	3,178,657

Interactive Media & Services - 0.2%
2,127	Angi Inc., Class A Shares*	33,288
3,543	Bumble Inc., Class A Shares*	19,912
3,737	Cargurus Inc., Class A Shares*	117,118
2,485	Cars.com Inc.*	25,471
1,212	EverQuote Inc., Class A Shares*	27,937
14,529	fuboTV Inc.*	53,176
3,599	Getty Images Holdings Inc.*	6,406
968	Grindr Inc.*	23,639
3,378	IAC Inc.*	121,473
11,092	Match Group Inc.	332,094
1,244	MediaAlpha Inc., Class A Shares*	12,689
7,146	Nextdoor Holdings Inc.*	10,933
1,421	Outbrain Inc.*	3,666
2,451	QuinStreet Inc.*	37,427
947	Shutterstock Inc.	17,472

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
COMMUNICATION SERVICES - 2.4% - (continued)
Interactive Media & Services - 0.2% - (continued)
4,675	TripAdvisor Inc.*	$66,572
3,373	TrueCar Inc.*	4,891
3,512	Trump Media & Technology Group Corp.*(a)	74,911
7,031	Vimeo Inc.*	30,655
654	Webtoon Entertainment Inc.*	5,749
2,830	Yelp Inc., Class A Shares*	108,021
1,812	Ziff Davis Inc.*	58,781
2,653	ZipRecruiter Inc., Class A Shares*	15,838
12,295	ZoomInfo Technologies Inc., Class A Shares*	117,417

	Total Interactive Media & Services	1,325,536

Media - 1.4%
3,912	Advantage Solutions Inc.*	4,655
1,217	AMC Networks Inc., Class A Shares*	8,044
862	Boston Omaha Corp., Class A Shares*	12,671
244	Cable One Inc.	35,705
5,913	Cardlytics Inc.*	10,703
13,890	Clear Channel Outdoor Holdings Inc., Class A Shares*	14,862
124,957	Criteo SA, ADR*	3,181,405
6,196	DoubleVerify Holdings Inc.*	85,133
5,130	EchoStar Corp., Class A Shares*	90,955
2,331	Entravision Communications Corp., Class A Shares	4,825
2,008	EW Scripps Co. (The), Class A Shares*	4,458
711	Gambling.com Group Ltd.*	8,383
7,620	Gannett Co., Inc.*	26,975
5,110	Gray Media Inc.	20,287
737	Ibotta Inc., Class A Shares*	36,843
4,494	iHeartMedia Inc., Class A Shares*	5,887
3,575	Integral Ad Science Holding Corp.*	29,101
16,902	Interpublic Group of Cos., Inc. (The)	404,972
1,701	John Wiley & Sons Inc., Class A Shares	66,543
741	Liberty Broadband Corp., Class A Shares*	68,839
4,812	Liberty Broadband Corp., Class C Shares*	451,366
5,442	Magnite Inc.*	89,031
2,565	National CineMedia Inc.	13,979
6,975	New York Times Co. (The), Class A Shares	398,412
16,663	News Corp., Class A Shares	470,563
5,368	News Corp., Class B Shares	175,641
11,498	Nexstar Media Group Inc., Class A Shares	1,959,489
719	Paramount Global, Class A Shares	16,285
25,710	Paramount Global, Class B Shares	311,091
1,595	PubMatic Inc., Class A Shares*	18,661
869	Scholastic Corp.	15,008
1,759	Sinclair Inc.	24,679
3,247	Stagwell Inc., Class A Shares*	14,482
978	TechTarget Inc.*	7,912
7,319	TEGNA Inc.	122,374
1,624	Thryv Holdings Inc.*	21,599
506	Townsquare Media Inc., Class A Shares	3,491
2,259	WideOpenWest Inc.*	9,510

	Total Media	8,244,819

Wireless Telecommunication Services - 0.0%@
2,955	Gogo Inc.*	31,353
602	Spok Holdings Inc.	9,752
4,212	Telephone & Data Systems Inc.	144,724

	Total Wireless Telecommunication Services	185,829

	TOTAL COMMUNICATION SERVICES	14,157,320

CONSUMER DISCRETIONARY - 9.9%
Automobile Components - 0.7%
3,372	Adient PLC*	52,569
4,445	American Axle & Manufacturing Holdings Inc.*	19,513

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 9.9% - (continued)
Automobile Components - 0.7% - (continued)
63,069	BorgWarner Inc.	$2,086,953
593	Cooper-Standard Holdings Inc.*	13,663
6,122	Dana Inc.	101,809
1,111	Dorman Products Inc.*	143,663
1,945	Fox Factory Holding Corp.*	49,889
10,111	Gentex Corp.	218,094
1,451	Gentherm Inc.*	39,707
12,257	Goodyear Tire & Rubber Co. (The)*	139,852
2,083	Holley Inc.*	4,041
1,046	LCI Industries	91,148
5,284	Lear Corp.	477,779
1,084	Luminar Technologies Inc., Class A Shares*	3,892
2,287	Modine Manufacturing Co.*	207,660
1,431	Patrick Industries Inc.	122,866
1,984	Phinia Inc.	86,106
14,959	QuantumScape Corp., Class A Shares*	59,836
5,627	Solid Power Inc.*	8,778
836	Standard Motor Products Inc.	25,331
946	Stoneridge Inc.*	4,749
1,261	Visteon Corp.*	106,460
1,212	XPEL Inc.*	43,596

	Total Automobile Components	4,107,954

Automobiles - 0.2%
4,900	Harley-Davidson Inc.	118,629
4,143	Livewire Group Inc.*	18,643
43,202	Lucid Group Inc., Class A Shares*	96,340
36,930	Rivian Automotive Inc., Class A Shares*(a)	536,593
2,219	Thor Industries Inc.	180,161
1,288	Winnebago Industries Inc.	43,702

	Total Automobiles	994,068

Broadline Retail - 0.1%
1,462	1stdibs.com Inc.*	3,670
140	Dillard’s Inc., Class A Shares	55,443
4,826	Etsy Inc.*	267,119
1,215	Groupon Inc., Class A Shares*	35,393
5,057	Kohl’s Corp.(a)	41,113
11,937	Macy’s Inc.	141,931
2,685	Ollie’s Bargain Outlet Holdings Inc.*	299,243
946	Savers Value Village Inc.*	9,479

	Total Broadline Retail	853,391

Distributors - 0.1%
652	A-Mark Precious Metals Inc.	12,864
869	GigaCloud Technology Inc., Class A Shares*	15,260
1,642	Pool Corp.	493,569
209	Weyco Group Inc.	6,554

	Total Distributors	528,247

Diversified Consumer Services - 1.0%
200,890	ADT Inc.	1,671,405
1,661	Adtalem Global Education Inc.*	219,302
581	American Public Education Inc.*	17,111
2,524	Bright Horizons Family Solutions Inc.*	326,101
504	Carriage Services Inc., Class A Shares	21,924
16,772	Chegg Inc.*	17,107
6,131	Coursera Inc.*	54,259
1,660	Duolingo Inc., Class A Shares*	862,553
1,392	European Wax Center Inc., Class A Shares*	7,085
3,358	Frontdoor Inc.*	184,724
140	Graham Holdings Co., Class B Shares	133,617
1,250	Grand Canyon Education Inc.*	247,306
5,968	H&R Block Inc.	339,878

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 9.9% - (continued)
Diversified Consumer Services - 1.0% - (continued)
1,046	KinderCare Learning Cos Inc.*	$12,834
5,740	Laureate Education Inc., Class A Shares*	129,150
1,290	Lincoln Educational Services Corp.*	30,702
1,140	Matthews International Corp., Class A Shares	24,453
4,478	Mister Car Wash Inc.*	31,704
2,768	Nerdy Inc.*	4,733
4,240	OneSpaWorld Holdings Ltd.	79,966
2,218	Perdoceo Education Corp.	75,501
6,222	Service Corp. International	485,316
947	Strategic Education Inc.	86,395
5,591	Stride Inc.*	846,422
3,512	Udemy Inc.*	25,708
2,070	Universal Technical Institute Inc.*	73,547

	Total Diversified Consumer Services	6,008,803

Hotels, Restaurants & Leisure - 2.8%
2,476	Accel Entertainment Inc., Class A Shares*	27,781
11,599	Aramark	469,760
26	Biglari Holdings Inc., Class B Shares*	6,426
711	BJ’s Restaurants Inc.*	31,718
3,877	Bloomin’ Brands Inc.	29,582
2,862	Boyd Gaming Corp.	214,564
21,585	Brinker International Inc.*	3,726,219
9,319	Caesars Entertainment Inc.*	250,495
3,319	Cava Group Inc.*	269,735
2,124	Cheesecake Factory Inc. (The)	117,181
1,170	Choice Hotels International Inc.(a)	148,216
3,054	Churchill Downs Inc.	291,565
999	Cracker Barrel Old Country Store Inc.	57,383
1,210	Dave & Buster’s Entertainment Inc.*	26,572
1,906	Denny’s Corp.*	7,281
1,006	Dine Brands Global Inc.	24,204
4,814	Dutch Bros Inc., Class A Shares*	347,571
962	El Pollo Loco Holdings Inc.*	10,101
3,418	Everi Holdings Inc.*	48,228
1,501	First Watch Restaurant Group Inc.*	23,175
1,323	Full House Resorts Inc.*	4,207
98,229	Genius Sports Ltd.*	942,016
5,798	Global Business Travel Group I*	36,238
752	Golden Entertainment Inc.	21,455
3,166	Hilton Grand Vacations Inc.*	120,846
1,783	Hyatt Hotels Corp., Class A Shares	235,409
771	Inspired Entertainment Inc.*	6,029
155,933	International Game Technology PLC	2,293,774
736	Jack in the Box Inc.	13,958
3,158	Krispy Kreme Inc.	9,127
358	Kura Sushi USA Inc., Class A Shares*	23,649
3,690	Life Time Group Holdings Inc.*	105,534
3,914	Light & Wonder Inc., Class A Shares*	352,730
1,374	Lindblad Expeditions Holdings Inc.*	14,427
1,514	Marriott Vacations Worldwide Corp.	99,712
565	Monarch Casino & Resort Inc.	47,313
79	Nathan’s Famous Inc.	8,451
19,570	Norwegian Cruise Line Holdings Ltd.*	345,410
1,518	Papa John’s International Inc.	68,689
6,706	Penn Entertainment Inc.*	99,450
3,713	Planet Fitness Inc., Class A Shares*	381,808
1,458	PlayAGS Inc.*	17,817
2,153	Portillo’s Inc., Class A Shares*	25,836
1,154	Potbelly Corp.*	12,313
764	Pursuit Attractions and Hospitality Inc.*	21,308

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 9.9% - (continued)
Hotels, Restaurants & Leisure - 2.8% - (continued)
318	RCI Hospitality Holdings Inc.	$12,793
2,200	Red Rock Resorts Inc., Class A Shares	105,754
3,483	Rush Street Interactive Inc.*	44,199
18,221	Sabre Corp.*	45,917
1,686	Shake Shack Inc., Class A Shares*	218,826
3,954	Six Flags Entertainment Corp.	132,696
6,982	Super Group SGHC Ltd.	61,023
4,379	Sweetgreen Inc., Class A Shares*	58,766
1,370	Target Hospitality Corp.*	10,015
11,755	Texas Roadhouse Inc., Class A Shares	2,294,694
3,381	Travel + Leisure Co.	164,215
14,472	United Parks & Resorts Inc.*	648,201
1,620	Vail Resorts Inc.	259,475
7,866	Wendy’s Co. (The)	89,672
1,287	Wingstop Inc.	439,768
3,398	Wyndham Hotels & Resorts Inc.	281,286
4,401	Wynn Resorts Ltd.	398,467
901	Xponential Fitness Inc., Class A Shares*	8,118

	Total Hotels, Restaurants & Leisure	16,709,148

Household Durables - 1.0%
1,089	Beazer Homes USA Inc.*	22,346
344	Cavco Industries Inc.*	149,157
1,185	Century Communities Inc.	61,466
2,350	Champion Homes Inc.*	153,690
3,402	Cricut Inc., Class A Shares.	20,616
1,378	Dream Finders Homes Inc., Class A Shares*	28,745
1,105	Ethan Allen Interiors Inc.	28,874
214	Flexsteel Industries Inc.	6,499
4,982	GoPro Inc., Class A Shares*	3,303
1,330	Green Brick Partners Inc.*	77,738
417	Hamilton Beach Brands Holding Co., Class A Shares	7,619
892	Helen of Troy Ltd.*	23,986
481	Hooker Furnishings Corp.	4,723
189	Hovnanian Enterprises Inc., Class A Shares*	17,063
1,023	Installed Building Products Inc.	163,148
4,473	iRobot Corp.*	13,732
2,862	KB Home	147,622
713	Landsea Homes Corp.*	8,035
1,821	La-Z-Boy Inc.	76,282
368	Legacy Housing Corp.*	8,203
6,080	Leggett & Platt Inc.	55,085
977	LGI Homes Inc.*	48,948
801	Lifetime Brands Inc.	2,667
551	Lovesac Co. (The)*	10,546
1,149	M/I Homes Inc.*	122,495
3,124	Meritage Homes Corp	198,718
2,330	Mohawk Industries Inc.*	234,421
17,983	Newell Brands Inc.	95,310
2,976	SharkNinja Inc.*	273,584
29,042	Somnigroup International Inc	1,889,473
5,708	Sonos Inc.*	58,678
4,502	Taylor Morrison Home Corp., Class A Shares*	253,373
4,388	Toll Brothers Inc.	457,449
1,300	TopBuild Corp.*	367,757
6,717	Traeger Inc.*	9,269
3,969	Tri Pointe Homes Inc.*	117,006
10,679	Whirlpool Corp.	833,923

	Total Household Durables	6,051,549

Leisure Products - 0.4%
1,195	Acushnet Holdings Corp.	81,547

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 9.9% - (continued)
Leisure Products - 0.4% - (continued)
23,451	Brunswick Corp.	$1,187,090
970	Clarus Corp.	3,085
445	Escalade Inc.	6,604
1,150	Funko Inc., Class A Shares*	4,818
6,141	Hasbro Inc.	409,666
271	JAKKS Pacific Inc.	5,455
182	Johnson Outdoors Inc., Class A Shares	4,949
1,748	Latham Group Inc.*	9,876
752	Malibu Boats Inc., Class A Shares*	22,665
338	Marine Products Corp.	2,809
691	MasterCraft Boat Holdings Inc.*	11,754
14,965	Mattel Inc.*	283,437
4,531	Outdoor Holding Co.*	6,570
15,544	Peloton Interactive Inc., Class A Shares*	110,362
2,334	Polaris Inc.	91,539
1,808	Smith & Wesson Brands Inc.	17,212
758	Sturm Ruger & Co., Inc.	27,440
6,437	Topgolf Callaway Brands Corp.*	40,811
3,745	YETI Holdings Inc.*	114,447

	Total Leisure Products	2,442,136

Specialty Retail - 2.3%
932	1-800-Flowers.com Inc., Class A Shares*	4,585
17,045	Abercrombie & Fitch Co., Class A Shares*	1,337,862
2,935	Academy Sports & Outdoors Inc.	120,071
2,494	Advance Auto Parts Inc.	119,537
7,900	American Eagle Outfitters Inc.	86,584
370	America’s Car-Mart Inc.*	18,411
1,871	Arhaus Inc., Class A Shares*	16,802
4,597	Arko Corp.	19,675
872	Asbury Automotive Group Inc.*	198,738
9,023	AutoNation Inc.*	1,658,879
5,855	BARK Inc.*	7,553
62,711	Bath & Body Works Inc.	1,763,433
2,025	Beyond Inc.*	12,980
1,301	Boot Barn Holdings Inc.*	208,563
1,398	Buckle Inc. (The)	59,569
660	Build-A-Bear Workshop Inc.	33,686
21,496	Caleres Inc.	289,121
2,265	Camping World Holdings Inc., Class A Shares	36,829
4,773	Carvana Co., Class A Shares*	1,561,535
307	Citi Trends Inc.*	8,129
1,844	Designer Brands Inc., Class A Shares	6,546
9,132	Destination XL Group Inc.*	10,319
2,450	Dick’s Sporting Goods Inc.	439,383
6,611	EVgo Inc., Class A Shares*	26,114
2,363	Five Below Inc.*	275,455
4,601	Floor & Decor Holdings Inc., Class A Shares*	329,846
3,769	Foot Locker Inc.*	89,551
17,072	GameStop Corp., Class A Shares*	508,746
8,776	Gap Inc. (The)	195,793
395	Genesco Inc.*	8,583
3,757	Group 1 Automotive Inc.	1,592,667
8,724	GrowGeneration Corp.*	9,422
560	Haverty Furniture Cos., Inc.	11,738
264	J Jill Inc.	4,224
617	Lands’ End Inc.*	5,195
6,917	Leslie’s Inc.*	5,213
1,155	Lithia Motors Inc., Class A Shares	366,031
808	MarineMax Inc.*	17,130
1,104	Monro Inc.	16,924

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 9.9% - (continued)
Specialty Retail - 2.3% - (continued)
817	Murphy USA Inc.	$348,687
3,546	National Vision Holdings Inc.*	70,246
21,777	ODP Corp. (The)*	358,232
338	OneWater Marine Inc., Class A Shares*	4,992
806	Penske Automotive Group Inc.	132,329
3,269	Petco Health & Wellness Co., Inc., Class A Shares*	11,997
3,897	RealReal Inc. (The)*	22,018
1,515	Revolve Group Inc., Class A Shares*	31,209
646	RH*	116,997
4,697	Sally Beauty Holdings Inc.*	40,911
715	Shoe Carnival Inc.	13,742
1,855	Signet Jewelers Ltd.	123,487
800	Sleep Number Corp.*	8,608
675	Sonic Automotive Inc., Class A Shares	47,203
3,632	Stitch Fix Inc., Class A Shares*	16,053
3,143	ThredUp Inc., Class A Shares*	22,630
958	Tile Shop Holdings Inc.*	6,103
3,963	Tilly’s Inc., Class A Shares*	5,667
1,045	Torrid Holdings Inc.*(a)	5,392
2,471	Upbound Group Inc.	56,685
2,719	Urban Outfitters Inc.*	190,058
5,749	Valvoline Inc.*	198,858
3,707	Victoria’s Secret & Co.*	78,626
3,895	Warby Parker Inc., Class A Shares*	82,457
4,342	Wayfair Inc., Class A Shares*	179,064
125	Winmark Corp.	53,103
661	Zumiez Inc.*	8,256

	Total Specialty Retail	13,715,032

Textiles, Apparel & Luxury Goods - 1.3%
2,788	Amer Sports Inc.*	101,428
42,630	Birkenstock Holding PLC*	2,292,641
5,171	Capri Holdings Ltd.*	93,699
1,594	Carter’s Inc.	50,004
1,373	Columbia Sportswear Co.	87,570
17,427	Crocs Inc.*	1,777,554
6,379	Figs Inc., Class A Shares*	27,749
1,761	G-III Apparel Group Ltd.*	51,157
14,751	Hanesbrands Inc.*	73,018
2,373	Kontoor Brands Inc.	162,788
555	Movado Group Inc.	8,991
746	Oxford Industries Inc.	40,045
2,507	PVH Corp.	210,011
1,748	Ralph Lauren Corp., Class A Shares	483,864
279	Rocky Brands Inc.	6,347
5,820	Skechers USA Inc., Class A Shares*	361,073
3,111	Steven Madden Ltd.	76,686
481	Superior Group of Cos., Inc.	4,743
10,217	Tapestry Inc.	802,545
8,509	Under Armour Inc., Class A Shares*	57,095
99,418	Under Armour Inc., Class C Shares*	626,333
15,604	V.F. Corp.	194,426
3,968	Vera Bradley Inc.*	8,015
3,800	Wolverine World Wide Inc.	64,828

	Total Textiles, Apparel & Luxury Goods	7,662,610

	TOTAL CONSUMER DISCRETIONARY	59,072,938

CONSUMER STAPLES - 3.5%
Beverages - 0.2%
394	Boston Beer Co., Inc. (The), Class A Shares*	90,561
7,775	Celsius Holdings Inc.*	294,517
2,690	Coca-Cola Consolidated Inc.	308,409

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
CONSUMER STAPLES - 3.5% - (continued)
Beverages - 0.2% - (continued)
530	MGP Ingredients Inc.	$15,593
993	National Beverage Corp.	44,913
10,555	Primo Brands Corp., Class A Shares	349,054
1,694	Vita Coco Co., Inc. (The)*	60,289

	Total Beverages	1,163,336

Consumer Staples Distribution & Retail - 2.0%
18,696	Albertsons Cos., Inc., Class A Shares	415,612
1,483	Andersons Inc. (The)	52,661
26,552	BJ’s Wholesale Club Holdings Inc.*	3,005,952
1,626	Casey’s General Stores Inc.	711,798
1,589	Chefs’ Warehouse Inc. (The)*	101,346
13,981	Dollar Tree Inc.*	1,261,925
4,097	Grocery Outlet Holding Corp.*	55,637
280	Guardian Pharmacy Services Inc., Class A Shares*	5,928
1,410	HF Foods Group Inc.*	5,372
648	Ingles Markets Inc., Class A Shares	40,370
51,619	Maplebear Inc.*	2,357,440
380	Natural Grocers by Vitamin Cottage Inc.	18,555
6,690	Performance Food Group Co.*	599,156
1,134	PriceSmart Inc.	122,449
1,338	SpartanNash Co.	26,038
13,743	Sprouts Farmers Market Inc.*	2,375,615
2,473	United Natural Foods Inc.*	75,600
9,556	US Foods Holding Corp.*	756,071
334	Village Super Market Inc., Class A Shares	12,886
724	Weis Markets Inc.	54,879

	Total Consumer Staples Distribution & Retail	12,055,290

Food Products - 0.8%
284	Alico Inc.	9,159
2,868	B&G Foods Inc.	12,074
2,282	Beyond Meat Inc.*(a)	6,686
2,297	BRC Inc., Class A Shares*	4,112
610	Calavo Growers Inc.	16,806
1,958	Cal-Maine Foods Inc.	187,831
7,028	Darling Ingredients Inc.*	218,992
3,769	Dole PLC	53,369
8,289	Flowers Foods Inc.	140,084
1,530	Fresh Del Monte Produce Inc.	54,040
1,994	Freshpet Inc.*	159,839
60,166	Hain Celestial Group Inc. (The)*	112,510
2,928	Ingredion Inc.	407,343
635	J&J Snack Foods Corp.	73,133
421	John B Sanfilippo & Son Inc.	26,161
870	Lancaster Colony Corp.	145,638
163	Lifeway Foods Inc.*	3,683
630	Limoneira Co.	9,948
1,209	Mama’s Creations Inc.*	10,047
1,596	Mission Produce Inc.*	17,843
87,042	Nomad Foods Ltd.	1,523,235
1,852	Pilgrim’s Pride Corp.	91,044
2,325	Post Holdings Inc.*	257,122
13	Seaboard Corp.	34,803
167	Seneca Foods Corp., Class A Shares*	15,750
3,938	Simply Good Foods Co. (The)*	135,900
1,364	Smithfield Foods Inc.	31,890
3,519	SunOpta Inc.*	21,959
31,790	TreeHouse Foods Inc.*	714,003
2,930	Utz Brands Inc.	38,764
1,383	Vital Farms Inc.*	44,035
1,319	Westrock Coffee Co.*	9,075

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
CONSUMER STAPLES - 3.5% - (continued)
Food Products - 0.8% - (continued)
2,923	WK Kellogg Co.(a)	$49,457

	Total Food Products	4,636,335

Household Products - 0.3%
448	Central Garden & Pet Co.*	16,155
2,228	Central Garden & Pet Co., Class A Shares*	71,229
3,098	Energizer Holdings Inc.	72,153
400	Oil-Dri Corp. of America	20,068
2,451	Reynolds Consumer Products Inc.	54,118
1,314	Spectrum Brands Holdings Inc.	75,910
5,991	WD-40 Co.	1,459,587

	Total Household Products	1,769,220

Personal Care Products - 0.2%
3,042	Beauty Health Co. (The)*	4,958
5,596	BellRing Brands Inc.*	352,268
16,031	Coty Inc., Class A Shares*	79,033
2,085	Edgewell Personal Care Co.	57,588
2,398	elf Beauty Inc.*	269,751
4,000	Herbalife Ltd.*	31,240
3,123	Honest Co., Inc. (The)*	15,709
770	Interparfums Inc.	104,889
412	Medifast Inc.*	5,797
462	Nature’s Sunshine Products Inc.*	7,142
1,812	Nu Skin Enterprises Inc., Class A Shares	15,638
5,174	Olaplex Holdings Inc.*	6,830
416	USANA Health Sciences Inc.*	12,426
1,477	Waldencast PLC, Class A Shares*	3,973

	Total Personal Care Products	967,242

Tobacco - 0.0%@
2,958	Ispire Technology Inc.*	7,454
772	Turning Point Brands Inc.	57,375
1,051	Universal Corp.	68,725

	Total Tobacco	133,554

	TOTAL CONSUMER STAPLES	20,724,977

ENERGY - 4.4%
Energy Equipment & Services - 1.2%
7,135	Archrock Inc.	177,662
1,200	Aris Water Solutions Inc., Class A Shares	26,448
2,951	Atlas Energy Solutions Inc., Class A Shares(a)	35,855
8,774	Borr Drilling Ltd.*	15,355
1,190	Bristow Group Inc.*	34,819
3,029	Cactus Inc., Class A Shares	124,189
49,177	ChampionX Corp.	1,183,690
1,752	Core Laboratories Inc.	18,834
699	DMC Global Inc.*	4,516
4,363	Expro Group Holdings NV*	36,300
767	Flowco Holdings Inc., Class A Shares.	13,200
302	Forum Energy Technologies Inc.*	4,451
468	Geospace Technologies Corp.*	2,724
6,400	Helix Energy Solutions Group Inc.*	39,616
4,282	Helmerich & Payne Inc.	65,300
19,252	Innovex International Inc.*	265,678
6,678	ION Geophysical Corp.*(b)#	–
1,966	Kodiak Gas Services Inc.	69,419
6,700	Liberty Energy Inc., Class A Shares	77,653
1,296	Mammoth Energy Services Inc.*	3,421
341	Nabors Industries Ltd.*	8,801
395	Natural Gas Services Group Inc.*	9,468
5,773	Noble Corp. PLC	142,997
16,943	NOV Inc.	203,316
4,472	Oceaneering International Inc.*	85,281

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
ENERGY - 4.4% - (continued)
Energy Equipment & Services - 1.2% - (continued)
2,491	Oil States International Inc.*	$10,836
78,224	Patterson-UTI Energy Inc.	431,796
852	ProFrac Holding Corp., Class A Shares*	7,106
3,269	ProPetro Holding Corp.*	17,653
585	Ranger Energy Services Inc., Class A Shares	6,230
3,435	RPC Inc.	15,251
769	SEACOR Marine Holdings Inc.*	4,106
3,019	Seadrill Ltd.*	70,041
4,498	Select Water Solutions Inc., Class A Shares	36,164
1,448	Solaris Energy Infrastructure Inc., Class A Shares	39,719
86,170	TechnipFMC PLC	2,684,196
218,071	TETRA Technologies Inc.*	584,430
2,190	Tidewater Inc.*	86,965
31,438	Transocean Ltd.*	78,281
2,796	Valaris Ltd.*	105,186
3,130	Weatherford International PLC	136,468

	Total Energy Equipment & Services	6,963,421

Oil, Gas & Consumable Fuels - 3.2%
5,308	Aemetis Inc.*(a)	9,077
1,554	Amplify Energy Corp.*	4,460
14,986	Antero Midstream Corp.	281,437
12,685	Antero Resources Corp.*	475,053
16,079	APA Corp.	273,504
1,636	Ardmore Shipping Corp.	15,722
3,004	Berry Corp.	7,180
556	BKV Corp.*	11,954
2,961	California Resources Corp.	130,787
22,373	Cameco Corp.	1,309,492
670	Centrus Energy Corp., Class A Shares*	85,036
2,644	Chord Energy Corp.	237,960
4,168	Civitas Resources Inc.	114,078
6,419	Clean Energy Fuels Corp.*	11,490
46,993	CNX Resources Corp.*	1,516,934
4,057	Comstock Resources Inc.*	94,528
2,282	Core Natural Resources Inc.	158,143
6,796	Crescent Energy Co., Class A Shares	57,018
1,713	CVR Energy Inc.	40,067
2,890	Delek US Holdings Inc.	55,632
35,952	Devon Energy Corp.	1,087,908
5,653	DHT Holdings Inc.	65,462
2,432	Diversified Energy Co. PLC	33,975
1,683	Dorian LPG Ltd.	36,033
4,434	DT Midstream Inc.	464,417
2,576	Empire Petroleum Corp.*	12,674
7,149	Encore Energy Corp.*	14,369
8,492	Energy Fuels Inc.*(a)	41,526
25,939	EQT Corp.	1,430,017
1,066	Evolution Petroleum Corp.	4,786
696	Excelerate Energy Inc., Class A Shares	19,578
10,176	Expand Energy Corp.	1,181,739
1,152	FLEX LNG Ltd.(a)	27,533
1,005	FutureFuel Corp.	3,970
4,407	Golar LNG Ltd.	181,392
1,949	Granite Ridge Resources Inc.	10,953
2,112	Green Plains Inc.*	8,786
570	Gulfport Energy Corp.*	109,155
1,024	Hallador Energy Co.*	17,664
18,237	HF Sinclair Corp.	658,903
455	HighPeak Energy Inc.	4,500
529	Infinity Natural Resources Inc., Class A Shares*	8,824

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
ENERGY - 4.4% - (continued)
Oil, Gas & Consumable Fuels - 3.2% - (continued)
1,726	International Seaways Inc.	$63,948
1,606	Kinetik Holdings Inc., Class A Shares	71,531
21,548	Kosmos Energy Ltd.*	35,770
57,787	Magnolia Oil & Gas Corp., Class A Shares	1,242,420
32,100	Matador Resources Co.	1,380,621
6,379	Murphy Oil Corp.	133,512
101	NACCO Industries Inc., Class A Shares	3,622
4,308	New Fortress Energy Inc., Class A Shares(a)	10,727
4,627	NextDecade Corp.*	38,312
8,222	Nordic American Tankers Ltd.	21,788
90,032	Northern Oil & Gas Inc.	2,393,051
11,488	Ovintiv Inc.	411,500
2,535	Par Pacific Holdings Inc.*	54,731
4,397	PBF Energy Inc., Class A Shares	83,763
5,366	Peabody Energy Corp.	70,617
29,424	Permian Resources Corp., Class A Shares	371,037
47	PrimeEnergy Resources Corp.*	9,076
10,377	Range Resources Corp.	394,741
731	REX American Resources Corp.*	30,804
422	Riley Exploration Permian Inc.	10,829
5,676	Ring Energy Inc.*	4,187
2,221	Sable Offshore Corp.*	63,920
1,525	SandRidge Energy Inc.	14,960
2,049	Scorpio Tankers Inc.	81,427
5,641	SFL Corp., Ltd., Class B Shares	48,400
3,378	Sitio Royalties Corp., Class A Shares	57,662
5,281	SM Energy Co.	123,681
6,507	Talos Energy Inc.*	52,316
2,973	Teekay Corp., Ltd.	25,122
1,075	Teekay Tankers Ltd., Class A Shares	47,504
824	Texas Pacific Land Corp.	917,961
18,073	Uranium Energy Corp.*	107,173
12,283	Ur-Energy Inc.*	10,033
4,067	VAALCO Energy Inc.	12,892
5,668	Viper Energy Inc., Class A Shares	224,963
1,070	Vital Energy Inc.*	15,922
1,234	Vitesse Energy Inc.	25,828
3,524	W&T Offshore Inc.	5,215
2,493	World Kinect Corp.	68,283

	Total Oil, Gas & Consumable Fuels	19,053,565

	TOTAL ENERGY	26,016,986

FINANCIALS - 15.1%
Banks - 6.0%
1,015	1st Source Corp.	61,468
385	ACNB Corp.	16,004
762	Amalgamated Financial Corp.	23,028
1,512	Amerant Bancorp Inc., Class A Shares	26,505
2,811	Ameris Bancorp	172,792
326	Ames National Corp.	5,672
663	Arrow Financial Corp.	17,072
7,500	Associated Banc-Corp.	173,775
5,643	Atlantic Union Bankshares Corp.	169,403
2,333	Axos Financial Inc.*	162,237
72,158	Banc of California Inc.	990,008
902	BancFirst Corp.	111,582
1,972	Bancorp Inc. (The)*	100,769
432	Bank First Corp.	50,242
1,669	Bank of Hawaii Corp.	111,005
650	Bank of Marin Bancorp	13,852
2,051	Bank of NT Butterfield & Son Ltd. (The)	86,470

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
FINANCIALS - 15.1% - (continued)
Banks - 6.0% - (continued)
4,854	Bank OZK	$215,178
194	Bank7 Corp.	7,492
21,411	BankUnited Inc.	727,546
327	Bankwell Financial Group Inc.	11,350
1,483	Banner Corp.	91,427
1,023	Bar Harbor Bankshares	29,749
427	Baycom Corp.	11,269
798	BCB Bancorp Inc.	6,464
1,648	Berkshire Hills Bancorp Inc.	40,805
936	Blue Foundry Bancorp*	8,480
1,118	BOK Financial Corp.	105,562
835	Bridgewater Bancshares Inc.*	12,224
3,809	Brookline Bancorp Inc.	39,347
516	Burke & Herbert Financial Services Corp.	29,371
966	Business First Bancshares Inc.	22,981
1,350	Byline Bancorp Inc.	34,925
5,119	Cadence Bank	155,106
853	California BanCorp*	12,744
1,129	Camden National Corp.	44,415
378	Capital Bancorp Inc.	12,209
618	Capital City Bank Group Inc.	23,323
4,622	Capitol Federal Financial Inc.	26,392
965	Carter Bankshares Inc.*	15,874
2,466	Cathay General Bancorp	105,680
770	Central Pacific Financial Corp.	20,559
154	Chemung Financial Corp.	7,218
337	ChoiceOne Financial Services Inc.	9,968
635	Citizens & Northern Corp.	11,779
176	Citizens Financial Services Inc.	10,762
619	City Holding Co.	72,974
679	Civista Bancshares Inc.	15,311
910	CNB Financial Corp.	19,720
535	Coastal Financial Corp.*	47,021
731	Colony Bankcorp Inc.	11,177
9,234	Columbia Banking System Inc.	215,891
1,021	Columbia Financial Inc.*	14,611
21,201	Comerica Inc.	1,210,365
5,492	Commerce Bancshares Inc.	346,051
2,234	Community Financial System Inc.	125,640
876	Community Trust Bancorp Inc.	44,720
743	Community West Bancshares	13,225
1,441	ConnectOne Bancorp Inc.	33,100
2,608	Cullen/Frost Bankers Inc.	331,164
1,278	Customers Bancorp Inc.*	65,127
5,720	CVB Financial Corp.	107,250
1,588	Dime Community Bancshares Inc.	40,748
1,275	Eagle Bancorp Inc.	22,440
19,397	East West Bancorp Inc.	1,769,006
8,506	Eastern Bankshares Inc.	127,590
421	Enterprise Bancorp Inc.	16,230
1,759	Enterprise Financial Services Corp.	93,121
1,021	Equity Bancshares Inc., Class A Shares	39,758
286	Esquire Financial Holdings Inc.	25,952
378	ESSA Bancorp Inc.	6,951
525	Farmers & Merchants Bancorp Inc.	12,500
1,573	Farmers National Banc Corp.	20,811
1,908	FB Financial Corp.	83,284
186	Fidelity D&D Bancorp Inc.	7,585
811	Financial Institutions Inc.	20,940
56,369	First Bancorp	1,163,236

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
FINANCIALS - 15.1% - (continued)
Banks - 6.0% - (continued)
868	First Bancorp Inc. (The)	$20,997
1,230	First Bank	17,872
3,826	First Busey Corp.	84,631
294	First Business Financial Services Inc.	14,338
721	First Citizens BancShares Inc., Class A Shares	1,333,043
4,367	First Commonwealth Financial Corp.	68,213
849	First Community Bancshares Inc.	31,922
4,032	First Financial Bancorp	97,413
5,608	First Financial Bankshares Inc.	197,738
613	First Financial Corp.	31,778
2,380	First Foundation Inc.*	12,281
47,788	First Hawaiian Inc.	1,141,177
23,650	First Horizon Corp.	470,162
310	First Internet Bancorp	7,518
3,765	First Interstate BancSystem Inc., Class A Shares	102,220
2,648	First Merchants Corp.	99,830
1,237	First Mid Bancshares Inc.	43,641
1,026	First of Long Island Corp. (The)	12,179
320	First Western Financial Inc.*	6,669
742	Five Star Bancorp	20,746
73,054	Flagstar Financial Inc.	841,582
1,038	Flushing Financial Corp.	12,487
16,361	FNB Corp.	226,927
280	FS Bancorp Inc.	10,755
6,951	Fulton Financial Corp.	119,905
686	FVCBankcorp Inc.*	7,999
1,456	German American Bancorp Inc.	55,641
15,556	Glacier Bancorp Inc.	645,107
351	Great Southern Bancorp Inc.	19,635
266	Greene County Bancorp Inc.	5,770
344	Guaranty Bancshares Inc.	14,221
4,199	Hancock Whitney Corp.	229,559
1,315	Hanmi Financial Corp.	30,140
1,488	HarborOne Bancorp Inc.	16,933
644	HBT Financial Inc.	15,070
3,032	Heritage Commerce Corp.	28,076
1,343	Heritage Financial Corp.	31,399
2,064	Hilltop Holdings Inc.	61,549
65	Hingham Institution For Savings The	15,757
295	Home Bancorp Inc.	14,868
8,506	Home BancShares Inc.	240,635
720	HomeStreet Inc.*	9,382
633	HomeTrust Bancshares Inc.	22,845
5,260	Hope Bancorp Inc.	52,810
1,633	Horizon Bancorp Inc.	24,234
139,975	Huntington Bancshares Inc.	2,187,809
20,242	Independent Bank Corp.	1,217,581
2,478	International Bancshares Corp.	155,197
433	Investar Holding Corp.	8,231
587	John Marshall Bancorp Inc.	10,237
2,369	Kearny Financial Corp.	14,285
1,074	Lakeland Financial Corp.	64,300
564	LCNB Corp.	8,184
1,077	LINKBANCORP Inc.	7,377
1,667	Live Oak Bancshares Inc.	45,759
830	Mercantile Bank Corp.	36,653
818	Metrocity Bankshares Inc.	22,855
409	Metropolitan Bank Holding Corp.*	26,450
1,080	Mid Penn Bancorp Inc.	28,782
304	Middlefield Banc Corp.	8,922

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
FINANCIALS - 15.1% - (continued)
Banks - 6.0% - (continued)
719	Midland States Bancorp Inc.	$12,137
852	MidWestOne Financial Group Inc.	24,495
430	MVB Financial Corp.	8,411
1,593	National Bank Holdings Corp., Class A Shares	57,587
273	National Bankshares Inc.	6,994
1,488	NB Bancorp Inc.*	25,073
2,224	NBT Bancorp Inc.	93,074
594	Nicolet Bankshares Inc.	72,848
274	Northeast Bank	22,969
533	Northeast Community Bancorp Inc.	12,056
1,560	Northfield Bancorp Inc.	18,221
230	Northrim BanCorp Inc.	21,068
5,501	Northwest Bancshares Inc.	67,552
297	Norwood Financial Corp.	7,722
236	Oak Valley Bancorp	6,016
2,595	OceanFirst Financial Corp.	43,622
1,820	OFG Bancorp	74,875
14,229	Old National Bancorp	296,817
2,497	Old Second Bancorp Inc.	41,300
452	Orange County Bancorp Inc.	11,558
1,327	Origin Bancorp Inc.	45,237
770	Orrstown Financial Services Inc.	23,146
4,091	Pacific Premier Bancorp Inc.	86,729
665	Park National Corp.	108,102
952	Parke Bancorp Inc.	18,459
914	Pathward Financial Inc.	71,338
540	PCB Bancorp	10,444
660	Peapack Gladstone Financial Corp.	18,097
1,928	Peoples Bancorp Inc.	56,529
222	Peoples Bancorp of North Carolina Inc.	6,112
386	Peoples Financial Services Corp.	18,551
3,329	Pinnacle Financial Partners Inc.	353,806
545	Pioneer Bancorp Inc.*	6,213
238	Plumas Bancorp	10,360
668	Ponce Financial Group Inc.*	8,945
3,097	Popular Inc.	320,632
386	Preferred Bank	32,273
950	Primis Financial Corp.	8,997
209	Princeton Bancorp Inc.	6,544
4,109	Prosperity Bancshares Inc.	286,192
668	Provident Bancorp Inc.*	7,609
4,359	Provident Financial Services Inc.	72,795
669	QCR Holdings Inc.	45,024
762	RBB Bancorp	12,939
182	Red River Bancshares Inc.	10,208
4,346	Renasant Corp.	152,327
365	Republic Bancorp Inc., Class A Shares	25,017
1,645	S&T Bancorp Inc.	60,306
3,607	Seacoast Banking Corp. of Florida	93,169
2,166	ServisFirst Bancshares Inc.	161,215
2,645	Shore Bancshares Inc.	38,326
564	Sierra Bancorp	15,437
5,299	Simmons First National Corp., Class A Shares	99,409
657	SmartFinancial Inc.	20,879
524	South Plains Financial Inc.	18,848
313	Southern First Bancshares Inc.*	11,290
384	Southern Missouri Bancorp Inc.	20,221
344	Southern States Bancshares Inc.	11,865
1,226	Southside Bancshares Inc.	34,561
4,302	SouthState Corp.	377,716

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
FINANCIALS - 15.1% - (continued)
Banks - 6.0% - (continued)
2,259	Stellar Bancorp Inc.	$60,812
1,121	Stock Yards Bancorp Inc.	82,461
6,429	Synovus Financial Corp.	307,499
36,698	Texas Capital Bancshares Inc.*	2,630,880
2,858	TFS Financial Corp.	37,754
458	Third Coast Bancshares Inc.*	14,042
317	Timberland Bancorp Inc.	9,646
684	Tompkins Financial Corp.	41,998
3,227	Towne Bank	111,525
1,724	TriCo Bancshares	68,788
972	Triumph Financial Inc.*	56,152
802	TrustCo. Bank Corp. NY	24,894
2,629	Trustmark Corp.	90,595
16,980	UMB Financial Corp.	1,750,978
5,645	United Bankshares Inc.	204,010
5,107	United Community Banks Inc.	146,775
317	Unity Bancorp Inc.	14,013
1,520	Univest Financial Corp.	44,870
482	USCB Financial Holdings Inc.	7,967
20,687	Valley National Bancorp	181,632
2,113	Veritex Holdings Inc.	51,135
198	Virginia National Bankshares Corp.	7,395
2,516	WaFd Inc.	71,505
851	Washington Trust Bancorp Inc.	23,539
26,222	Webster Financial Corp.	1,349,909
4,166	WesBanco Inc.	128,230
761	West BanCorp Inc.	14,748
1,109	Westamerica BanCorp	53,287
4,839	Western Alliance Bancorp	350,392
26,424	Wintrust Financial Corp.	3,155,290
2,185	WSFS Financial Corp.	115,565
6,221	Zions Bancorp NA	294,627

	Total Banks	35,889,033

Capital Markets - 2.6%
1,314	Acadian Asset Management Inc.	39,565
1,334	Affiliated Managers Group Inc.	234,784
1,313	AlTi Global Inc.*	4,359
2,690	Artisan Partners Asset Management Inc., Class A Shares	108,407
929	B. Riley Financial Inc.*	2,833
12,772	BGC Group Inc., Class A Shares	118,524
9,733	Carlyle Group Inc. (The)	439,932
7,688	Cboe Global Markets Inc.	1,761,475
1,255	Cohen & Steers Inc.	96,434
170	Diamond Hill Investment Group Inc.	24,014
6,712	DigitalBridge Group Inc.	74,235
1,248	Donnelley Financial Solutions Inc.*	67,991
1,562	Evercore Inc., Class A Shares	361,587
1,688	FactSet Research Systems Inc.	773,543
395	Forge Global Holdings Inc.*	5,490
2,296	GCM Grosvenor Inc., Class A Shares	28,953
1,693	Hamilton Lane Inc., Class A Shares	252,257
12,690	Houlihan Lokey Inc., Class A Shares	2,216,689
116,320	Invesco Ltd.	1,681,987
6,117	Janus Henderson Group PLC	222,231
7,878	Jefferies Financial Group Inc.	382,871
5,081	Lazard Inc., Class A Shares	220,515
1,628	MarketAxess Holdings Inc.	352,315
2,335	Moelis & Co., Class A Shares	133,352
1,164	Morningstar Inc.	359,001
3,688	Open Lending Corp.*	6,602

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
FINANCIALS - 15.1% - (continued)
Capital Markets - 2.6% - (continued)
1,947	P10 Inc., Class A Shares	$21,144
3,329	Patria Investments Ltd., Class A Shares	42,411
2,042	Perella Weinberg Partners, Class A Shares	35,470
763	Piper Sandler Cos	191,856
1,036	PJT Partners Inc., Class A Shares	156,084
29,665	Robinhood Markets Inc., Class A Shares*	1,962,340
4,435	SEI Investments Co.	378,128
575	Silvercrest Asset Management Group Inc., Class A Shares	8,349
2,861	StepStone Group Inc., Class A Shares	165,509
17,199	Stifel Financial Corp.	1,620,490
1,974	StoneX Group Inc.*	167,109
4,679	TPG Inc., Class A Shares	225,200
1,899	Victory Capital Holdings Inc., Class A Shares	117,757
3,546	Virtu Financial Inc., Class A Shares	142,514
305	Virtus Investment Partners Inc.	52,063
5,433	WisdomTree Inc.	51,288
18,113	XP Inc., Class A Shares	350,668

	Total Capital Markets	15,658,326

Consumer Finance - 0.6%
12,095	Ally Financial Inc.	423,325
210	Atlanticus Holdings Corp.*	10,301
11,300	Bread Financial Holdings Inc.	579,012
440	Consumer Portfolio Services Inc.*	3,982
271	Credit Acceptance Corp.*	129,348
346	Dave Inc.*	69,484
996	Encore Capital Group Inc.*	37,748
1,138	Enova International Inc.*	105,458
1,723	FirstCash Holdings Inc.	220,389
2,490	Green Dot Corp., Class A Shares*	23,008
4,738	LendingClub Corp.*	47,522
553	LendingTree Inc.*	19,366
944	Medallion Financial Corp.	8,657
3,873	Navient Corp.	52,053
691	Nelnet Inc., Class A Shares	80,280
1,345	NerdWallet Inc., Class A Shares*	14,176
5,315	OneMain Holdings Inc., Class A Shares	275,530
717	OppFi Inc.	9,084
2,016	PRA Group Inc.*	28,607
1,846	PROG Holdings Inc.	53,220
351	Regional Management Corp.	9,284
9,070	SLM Corp.	293,596
46,996	SoFi Technologies Inc.*	625,047
3,581	Upstart Holdings Inc.*	168,916
182	World Acceptance Corp.*	28,115

	Total Consumer Finance	3,315,508

Financial Services - 1.9%
1,324	Acacia Research Corp.*	4,939
11,488	Affirm Holdings Inc., Class A Shares*	596,227
875	Alerus Financial Corp.	18,384
7,487	AvidXchange Holdings Inc.*	73,298
1,317	Banco Latinoamericano de Comercio Exterior SA, Class E Shares	54,023
8,708	Burford Capital Ltd.	111,985
2,626	Cannae Holdings Inc.	48,975
2,353	Cantaloupe Inc.*	19,695
573	Cass Information Systems Inc.	24,238
2,987	Compass Diversified Holdings	20,073
1,453	Enact Holdings Inc.	51,436
11,532	Equitable Holdings Inc.	609,697
4,667	Essent Group Ltd.	270,686
1,806	Euronet Worldwide Inc.*	195,554

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
FINANCIALS - 15.1% - (continued)
Financial Services - 1.9% - (continued)
2,788	EVERTEC Inc.	$101,009
425	Federal Agricultural Mortgage Corp., Class C Shares	79,228
5,669	Flywire Corp.*	60,942
5,139	HA Sustainable Infrastructure Capital Inc.	128,732
1,192	International Money Express Inc.*	13,148
3,214	Jack Henry & Associates Inc.	582,280
2,657	Jackson Financial Inc., Class A Shares	217,635
20,951	Marqeta Inc., Class A Shares*	112,716
706	Merchants Bancorp	22,606
11,450	MGIC Investment Corp.	302,852
2,795	Mr Cooper Group Inc.*	362,036
57,956	NCR Atleos Corp.*	1,536,414
1,765	NewtekOne Inc.	19,150
3,516	NMI Holdings Inc., Class A Shares*	139,656
214	Onity Group Inc.*	7,931
8,048	Pagseguro Digital Ltd., Class A Shares	71,708
11,857	Payoneer Global Inc.*	80,746
1,252	Paysafe Ltd.*	15,462
1,759	Paysign Inc.*	7,828
1,168	PennyMac Financial Services Inc.	112,128
1,787	Priority Technology Holdings Inc.*	15,243
6,833	Radian Group Inc.	233,347
6,531	Remitly Global Inc.*	139,502
3,464	Repay Holdings Corp., Class A Shares*	16,662
721	Sezzle Inc.*	76,938
21,585	Shift4 Payments Inc., Class A Shares*(a)	2,046,042
12,842	StoneCo Ltd., Class A Shares*	175,293
20,315	Toast Inc., Class A Shares*	856,887
3,755	UWM Holdings Corp.	16,146
342	Velocity Financial Inc.*	5,728
4,351	Voya Financial Inc.	289,429
12,986	Walker & Dunlop Inc.	889,411
713	Waterstone Financial Inc.	9,212
10,851	Western Union Co. (The)	100,697
1,705	WEX Inc.*	226,646

	Total Financial Services	11,170,600

Insurance - 3.6%
1,747	Ambac Financial Group Inc.*	13,679
930	American Coastal Insurance Corp.	10,044
15,260	American Financial Group Inc.	1,891,935
872	AMERISAFE Inc.	41,394
2,437	Assurant Inc.	494,662
2,256	Assured Guaranty Ltd.	190,745
3,738	Axis Capital Holdings Ltd.	388,004
38,853	Baldwin Insurance Group Inc. (The), Class A Shares*	1,497,006
619	Bowhead Specialty Holdings Inc.*	23,089
2,887	Brighthouse Financial Inc.*	172,672
4,484	CNO Financial Group Inc.	170,213
1,901	Crawford & Co., Class A Shares	19,751
1,238	Donegal Group Inc., Class A Shares	25,008
812	Employers Holdings Inc.	39,520
582	Enstar Group Ltd.*	194,976
1,928	Everest Group Ltd.	669,382
1,268	F&G Annuities & Life Inc.	40,525
2,591	Fidelis Insurance Holdings Ltd.	45,291
4,298	First American Financial Corp.	239,871
15,269	Genworth Financial Inc., Class A Shares*	107,646
3,907	Globe Life Inc.	476,146
1,309	GoHealth Inc., Class A Shares*	7,213
992	Goosehead Insurance Inc., Class A Shares	107,394

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
FINANCIALS - 15.1% - (continued)
Insurance - 3.6% - (continued)
2,130	Greenlight Capital Re Ltd., Class A Shares*	$30,757
2,042	Hamilton Insurance Group Ltd., Class B Shares*	44,434
12,058	Hanover Insurance Group Inc. (The)	2,121,967
365	HCI Group Inc.	61,601
1,264	Heritage Insurance Holdings Inc.*	30,930
1,039	Hippo Holdings Inc.*	24,479
1,798	Horace Mann Educators Corp.	78,087
61	Investors Title Co.	14,275
1,534	James River Group Holdings Ltd.	8,928
42,278	Kemper Corp.	2,694,377
161	Kestrel Group Ltd.*(b)	4,091
681	Kingsway Financial Services Inc.*	8,758
981	Kinsale Capital Group Inc.	463,022
2,272	Lemonade Inc.*	76,112
6,224	Lincoln National Corp.	206,263
1,651	MBIA Inc.*	7,281
1,181	Mercury General Corp.	76,151
380	NI Holdings Inc.*	5,046
11,168	Old Republic International Corp.	422,150
9,383	Oscar Health Inc., Class A Shares*	129,485
14,825	Palomar Holdings Inc.*	2,542,043
7,722	Primerica Inc.	2,089,573
2,037	ProAssurance Corp.*	47,238
2,937	Reinsurance Group of America Inc., Class A Shares	597,063
2,281	RenaissanceRe Holdings Ltd.	568,927
3,608	RLI Corp.	277,347
386	Root Inc., Class A Shares*	50,562
4,572	Ryan Specialty Holdings Inc., Class A Shares	327,218
673	Safety Insurance Group Inc.	55,280
2,708	Selective Insurance Group Inc.	238,358
9,663	Selectquote Inc.*	20,969
2,721	SiriusPoint Ltd.*	53,304
1,595	Skyward Specialty Insurance Group Inc.*	101,043
1,335	Stewart Information Services Corp.	80,554
1,016	Tiptree Inc.	22,535
1,782	Trupanion Inc.*	84,093
790	United Fire Group Inc.	22,476
1,277	Universal Insurance Holdings Inc.	34,658
8,002	Unum Group	653,843
107	White Mountains Insurance Group Ltd.	190,974

	Total Insurance	21,432,418

Mortgage Real Estate Investment Trusts (REITs) - 0.4%
773	Advanced Flower Capital Inc.	3,834
958	AG Mortgage Investment Trust Inc.	6,668
38,665	AGNC Investment Corp.	345,665
560	Angel Oak Mortgage REIT Inc.	5,102
25,571	Annaly Capital Management Inc.	484,570
6,248	Apollo Commercial Real Estate Finance Inc.	61,418
5,912	Arbor Realty Trust Inc.	56,637
1,995	Ares Commercial Real Estate Corp.	9,197
2,393	ARMOUR Residential REIT Inc.(a)	38,790
7,838	Blackstone Mortgage Trust Inc., Class A Shares(a)	148,060
4,825	BrightSpire Capital Inc., Class A Shares	24,414
619	Chicago Atlantic Real Estate Finance Inc.	9,013
3,594	Chimera Investment Corp.	47,369
3,170	Claros Mortgage Trust Inc.	8,147
3,398	Dynex Capital Inc.	40,912
3,649	Ellington Financial Inc.	45,868
3,528	Franklin BSP Realty Trust Inc.	38,914
1,891	Granite Point Mortgage Trust Inc.	4,898

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
FINANCIALS - 15.1% - (continued)
Mortgage Real Estate Investment Trusts (REITs) - 0.4% - (continued)
2,552	Invesco Mortgage Capital Inc.	$18,834
2,073	KKR Real Estate Finance Trust Inc.	18,512
5,133	Ladder Capital Corp., Class A Shares	53,999
4,624	MFA Financial Inc.	43,003
4,100	New York Mortgage Trust Inc.	26,773
287	Nexpoint Real Estate Finance Inc.	4,239
3,517	Orchid Island Capital Inc.	24,021
3,855	PennyMac Mortgage Investment Trust	47,339
6,373	Ready Capital Corp.	28,487
7,680	Redwood Trust Inc.	41,856
23,603	Rithm Capital Corp.	263,173
763	Seven Hills Realty Trust	8,996
14,090	Starwood Property Trust Inc.	278,277
1,096	Sunrise Realty Trust Inc.	11,771
2,163	TPG RE Finance Trust Inc.	16,612
4,906	Two Harbors Investment Corp.	51,955

	Total Mortgage Real Estate Investment Trusts (REITs)	2,317,323

	TOTAL FINANCIALS	89,783,208

HEALTH CARE - 12.9%
Biotechnology - 5.2%
1,849	4D Molecular Therapeutics Inc.*	6,693
105,812	89bio Inc.*	1,041,190
3,015	Absci Corp.*	7,990
5,356	ACADIA Pharmaceuticals Inc.*	115,529
1,392	Achieve Life Sciences Inc.*	4,983
4,729	Acrivon Therapeutics Inc.*	4,965
2,666	ADC Therapeutics SA*	8,238
10,164	ADMA Biologics Inc.*	201,654
870	Aduro Biotech Holdings Europe BV*(b)(f)	418
3,891	Adverum Biotechnologies Inc.*	8,638
5,610	Agenus Inc.*	19,242
2,454	Agios Pharmaceuticals Inc.*	78,749
8,695	Akebia Therapeutics Inc.*	26,346
3,274	Akero Therapeutics Inc.*	162,554
2,197	Aldeyra Therapeutics Inc.*	4,724
2,467	Alector Inc.*	3,281
7,053	Alkermes PLC*	215,892
5,063	Allogene Therapeutics Inc.*	5,924
2,654	Altimmune Inc.*	14,411
12,243	Amicus Therapeutics Inc.*	74,315
1,154	AnaptysBio Inc.*	25,653
3,701	Anavex Life Sciences Corp.*(a)	27,869
530	Anika Therapeutics Inc.*	5,909
3,983	Annexon Inc.*	8,125
4,700	Apellis Pharmaceuticals Inc.*	79,571
1,652	Apogee Therapeutics Inc.*	60,529
16,572	Applied Therapeutics Inc.*	5,855
5,603	Arbutus Biopharma Corp.*	18,826
1,924	Arcellx Inc.*	119,403
772	Arcturus Therapeutics Holdings Inc.*	9,673
1,962	Arcus Biosciences Inc.*	17,521
4,665	Arcutis Biotherapeutics Inc.*	60,832
10,244	Ardelyx Inc.*	37,595
1,107	ArriVent Biopharma Inc.*	23,524
5,214	Arrowhead Pharmaceuticals Inc.*	83,789
1,851	ARS Pharmaceuticals Inc.*	26,710
3,273	Artiva Biotherapeutics Inc.*	6,317
34,892	Ascendis Pharma AS, ADR*	5,681,813
1,743	Astria Therapeutics Inc.*	8,297
6,272	Atossa Therapeutics Inc.*	4,874

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
HEALTH CARE - 12.9% - (continued)
Biotechnology - 5.2% - (continued)
1,893	Aura Biosciences Inc.*	$11,093
5,904	Aurinia Pharmaceuticals Inc.*	46,287
4,898	Avidity Biosciences Inc.*	151,740
894	Avita Medical Inc.*	5,024
3,978	Beam Therapeutics Inc.*	62,972
770	Bicara Therapeutics Inc.*	7,122
63,208	Bicycle Therapeutics PLC, ADR*	519,570
9,033	BioCryst Pharmaceuticals Inc.*	97,105
3,637	Biohaven Ltd.*	53,864
5,541	Biomea Fusion Inc.*	7,979
5,973	Black Diamond Therapeutics Inc.*	13,141
2,777	Blueprint Medicines Corp.*	281,449
6,171	Bridgebio Pharma Inc.*	211,357
2,178	C4 Therapeutics Inc.*	2,722
7,092	Cabaletta Bio Inc.*	13,262
820	Candel Therapeutics Inc.*	4,469
1,420	Capricor Therapeutics Inc.*(a)	14,044
1,647	Cardiff Oncology Inc.*	5,616
2,288	CareDx Inc.*	38,873
1,238	Cargo Therapeutics Inc.*	5,261
12,633	Caribou Biosciences Inc.*	13,391
301	Cartesian Therapeutics Inc.*(a)	2,878
4,803	Catalyst Pharmaceuticals Inc.*	119,883
1,284	Celcuity Inc.*	13,649
2,808	Celldex Therapeutics Inc.*	55,542
11,887	Century Therapeutics Inc.*	6,305
2,454	CG oncology Inc.*	62,871
3,744	Cibus Inc., Class A Shares*	12,093
5,005	Climb Bio Inc.*	5,906
3,506	Cogent Biosciences Inc.*	19,073
4,788	Coherus Biosciences Inc.*	3,730
3,100	Compass Therapeutics Inc.*	6,510
1,253	Contra Inhibrx Inc.*(b)(f)	1,416
1,664	Corbus Pharmaceuticals Holdings Inc.*	12,347
4,067	Crinetics Pharmaceuticals Inc.*	124,084
1,892	Cullinan Therapeutics Inc.*	16,356
4,867	Cytokinetics Inc.*	150,974
1,843	Day One Biopharmaceuticals Inc.*	11,758
5,347	Denali Therapeutics Inc.*	70,794
1,220	Design Therapeutics Inc.*	4,551
884	Dianthus Therapeutics Inc.*	15,373
1,064	Discount Medicine Inc., Class A Shares*	49,668
5,433	Dynavax Technologies Corp.*	53,189
4,037	Dyne Therapeutics Inc.*	48,283
3,076	Editas Medicine Inc.*	5,291
712	Enanta Pharmaceuticals Inc.*	4,222
930	Entrada Therapeutics Inc.*	7,068
6,356	Erasca Inc.*	8,898
7,974	Exact Sciences Corp.*	448,777
12,443	Exelixis Inc.*	535,547
4,506	Fate Therapeutics Inc.*	5,452
629	Fennec Pharmaceuticals Inc.*	5,107
5,913	Fibrobiologics Inc.*	4,314
784	Foghorn Therapeutics Inc.*	3,199
21,167	Generation Bio Co.*	8,005
24,594	Geron Corp.*	37,383
420	Greenwich Lifesciences Inc.*(a)	4,137
5,412	Halozyme Therapeutics Inc.*	303,451
4,418	Heron Therapeutics Inc.*	8,306
2,184	HilleVax Inc.*	4,084

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
HEALTH CARE - 12.9% - (continued)
Biotechnology - 5.2% - (continued)
3,532	Humacyte Inc.*	$9,430
3,879	Ideaya Biosciences Inc.*	77,153
5,836	IGM Biosciences Inc.*	7,412
5,428	ImmunityBio Inc.*	14,438
2,771	Immunome Inc.*	24,274
2,650	Immunovant Inc.*	39,352
483	Inhibrx Biosciences Inc.*	6,506
904	Inmune Bio Inc.*(a)	6,672
2,049	Inovio Pharmaceuticals Inc.*	4,098
6,905	Inozyme Pharma Inc.*	27,413
34,515	Insmed Inc.*	2,406,731
3,915	Intellia Therapeutics Inc.*	26,896
6,780	Ionis Pharmaceuticals Inc.*	227,198
12,703	Iovance Biotherapeutics Inc.*	22,230
5,272	Ironwood Pharmaceuticals Inc., Class A Shares*	3,158
1,000	iTeos Therapeutics Inc.*	10,020
1,287	Janux Therapeutics Inc.*	30,631
2,103	Jasper Therapeutics Inc.*	11,566
1,371	KalVista Pharmaceuticals Inc.*	16,178
1,624	Keros Therapeutics Inc.*	22,980
1,755	Kiniksa Pharmaceuticals International PLC, Class A Shares*	48,017
1,361	Kodiak Sciences Inc.*	4,627
230	Korro Bio Inc.*	2,627
1,103	Krystal Biotech Inc.*	138,934
2,800	Kura Oncology Inc.*	15,932
2,073	Kymera Therapeutics Inc.*	61,444
4,084	Kyverna Therapeutics Inc.*	10,414
1,886	Larimar Therapeutics Inc.*	4,243
21,898	Legend Biotech Corp., ADR*	633,947
1,199	Lexeo Therapeutics Inc.*	3,261
5,997	Lexicon Pharmaceuticals Inc.*	3,758
8,253	Lineage Cell Therapeutics Inc.*	5,486
361	Lyell Immunopharma Inc.*	158
2,240	MacroGenics Inc.*	3,046
790	Madrigal Pharmaceuticals Inc.*	217,455
11,311	MannKind Corp.*	46,941
1,516	MeiraGTx Holdings PLC*	7,762
26,181	Mersana Therapeutics Inc.*	8,998
28,354	Merus NV*	1,589,809
603	Metsera Inc.*	16,112
5,419	MiMedx Group Inc.*	34,844
1,181	Mineralys Therapeutics Inc.*	18,400
1,806	Mirum Pharmaceuticals Inc.*	80,295
1,545	Monte Rosa Therapeutics Inc.*	6,458
44,490	MoonLake Immunotherapeutics, Class A Shares*	1,735,555
3,344	Myriad Genetics Inc.*	14,011
5,066	Natera Inc.*	799,060
4,409	Neurocrine Biosciences Inc.*	542,395
386	Neurogene Inc.*	6,566
2,097	Nkarta Inc.*	3,649
7,011	Novavax Inc.*	51,461
3,388	Nurix Therapeutics Inc.*	36,014
1,495	Nuvalent Inc., Class A Shares*	111,542
9,673	Ocugen Inc.*	8,088
1,468	Olema Pharmaceuticals Inc.*	7,751
19	Oncternal Therapeutics Inc.*(f)	19
2,782	Organogenesis Holdings Inc., Class A Shares*	7,623
2,472	ORIC Pharmaceuticals Inc.*	20,196
27,091	Ovid therapeutics Inc.*	7,374
5,928	PepGen Inc.*	8,655

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
HEALTH CARE - 12.9% - (continued)
Biotechnology - 5.2% - (continued)
2,248	Perspective Therapeutics Inc.*	$5,777
650	Praxis Precision Medicines Inc.*	25,057
7,302	Precigen Inc.*	9,639
2,474	Prime Medicine Inc.*	2,919
4,297	ProKidney Corp., Class A Shares*	3,106
2,523	Protagonist Therapeutics Inc.*	119,767
1,505	Prothena Corp. PLC*	6,908
3,248	PTC Therapeutics Inc.*	157,593
2,183	Puma Biotechnology Inc.*	7,160
9,170	Pyxis Oncology Inc.*	11,096
10,649	Recursion Pharmaceuticals Inc., Class A Shares*(a)	44,513
1,711	REGENXBIO Inc.*	15,142
3,019	Regulus Therapeutics Inc.*	23,941
4,704	Relay Therapeutics Inc.*	14,112
20,401	Renovaro Inc.*	6,318
2,834	Replimune Group Inc.*	25,449
32,674	Revolution Medicines Inc.*	1,287,356
24,997	Rhythm Pharmaceuticals Inc.*	1,533,066
719	Rigel Pharmaceuticals Inc.*	13,805
3,318	Rocket Pharmaceuticals Inc.*	8,328
18,534	Roivant Sciences Ltd.*	203,689
2,005	Sage Therapeutics Inc.*	12,952
4,931	Sana Biotechnology Inc.*	10,700
3,913	Sarepta Therapeutics Inc.*	147,129
4,448	Savara Inc.*	10,141
3,406	Scholar Rock Holding Corp.*	98,808
1,154	Sera Prognostics Inc., Class A Shares*	1,800
5,769	Skye Bioscience Inc.*	11,423
22,419	Soleno Therapeutics Inc.*	1,644,434
1,114	Solid Biosciences Inc.*	3,576
2,911	SpringWorks Therapeutics Inc.*	135,973
1,676	Spyre Therapeutics Inc.*	25,609
1,333	Stoke Therapeutics Inc.*	12,717
4,216	Summit Therapeutics Inc.*(a)	76,794
15,267	Sutro Biopharma Inc.*	13,705
3,718	Syndax Pharmaceuticals Inc.*	39,188
7,171	Tango Therapeutics Inc.*	15,920
5,968	Taysha Gene Therapies Inc.*	16,173
9,262	Tenaya Therapeutics Inc.*	4,261
6,172	TG Therapeutics Inc.*	216,699
850	Tourmaline Bio Inc.*	14,178
3,539	Travere Therapeutics Inc., Class Preferred Shares*	53,156
7,311	TScan Therapeutics Inc.*	10,455
2,510	Twist Bioscience Corp.*	73,543
760	Tyra Biosciences Inc.*	6,916
3,896	Ultragenyx Pharmaceutical Inc.*	132,581
1,915	United Therapeutics Corp.*	610,598
707	Upstream Bio Inc.*	6,526
1,388	UroGen Pharma Ltd.*	5,885
2,203	Vanda Pharmaceuticals Inc.*	9,561
49,515	Vaxcyte Inc.*	1,608,742
2,020	Vera Therapeutics Inc., Class A Shares*	38,279
3,260	Veracyte Inc.*	86,749
1,389	Verastem Inc.*	10,445
2,124	Vericel Corp.*	87,711
2,617	Verve Therapeutics Inc.*	11,646
4,576	Viking Therapeutics Inc.*	122,637
4,601	Vir Biotechnology Inc.*	22,729
3,337	Viridian Therapeutics Inc.*	46,451
1,953	Voyager Therapeutics Inc.*	5,351

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
HEALTH CARE - 12.9% - (continued)
Biotechnology - 5.2% - (continued)
1,262	X4 Pharmaceuticals Inc.*	$4,291
3,541	XBiotech Inc.*	10,092
2,574	Xencor Inc.*	20,592
16,470	Xenon Pharmaceuticals Inc.*	475,159
322	XOMA Royalty Corp.*	7,973
1,519	Y-mAbs Therapeutics Inc.*	6,987
623	Zenas Biopharma Inc.*	5,931
2,160	Zentalis Pharmaceuticals Inc.*	2,614
2,264	Zura Bio Ltd., Class A Shares*	2,287
2,037	Zymeworks Inc.*	23,283

	Total Biotechnology	31,008,590

Health Care Equipment & Supplies - 3.3%
139,883	Accuray Inc.*	214,021
4,502	Alphatec Holdings Inc.*	55,960
1,510	AngioDynamics Inc.*	15,402
1,753	Artivion Inc.*	51,854
24,205	AtriCure Inc.*	836,767
1,628	Avanos Medical Inc.*	20,464
1,622	AxoGen Inc.*	17,664
596	Beta Bionics Inc.*	10,275
1,374	Bioventus Inc., Class A Shares*	8,903
480	Ceribell Inc.*	8,069
6,314	Cerus Corp.*	8,019
8,886	CONMED Corp.	504,280
605	CVRx Inc.*	4,014
22,970	CytoSorbents Corp.*	19,295
8,965	DENTSPLY SIRONA Inc.	143,261
2,956	Embecta Corp.	31,127
2,437	Enovis Corp.*	76,278
71,504	Envista Holdings Corp.*	1,306,378
7,365	Fractyl Health Inc.*	13,993
19,329	Glaukos Corp.*	1,822,531
4,912	Globus Medical Inc., Class A Shares*	290,692
20,095	Haemonetics Corp.*	1,360,632
930	ICU Medical Inc.*	125,420
2,673	Inmode Ltd.*	39,186
990	Inogen Inc.*	6,361
1,304	Inspire Medical Systems Inc.*	180,213
12,866	Integer Holdings Corp.*	1,527,966
55,125	Integra LifeSciences Holdings Corp.*	697,882
370	iRadimed Corp.	21,416
13,309	iRhythm Technologies Inc.*	1,869,914
25,636	Lantheus Holdings Inc.*	1,937,056
853	LeMaitre Vascular Inc.	70,117
2,458	LivaNova PLC*	106,308
11,864	Masimo Corp.*	1,927,900
2,529	Merit Medical Systems Inc.*	240,331
36,365	Neogen Corp.*	213,099
507	NeuroPace Inc.*	6,703
4,752	Novocure Ltd.*	90,811
1,891	Omnicell Inc.*	57,430
94,696	OraSure Technologies Inc.*	272,724
3,966	Orchestra BioMed Holdings Inc.*	11,303
1,312	Orthofix Medical Inc.*	14,760
682	OrthoPediatrics Corp.*	13,613
1,612	Penumbra Inc.*	430,356
19,101	PROCEPT BioRobotics Corp.*	1,107,858
1,660	Pulmonx Corp.*	5,644
793	Pulse Biosciences Inc.*(a)	13,723
10,547	QuidelOrtho Corp.*	323,476

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
HEALTH CARE - 12.9% - (continued)
Health Care Equipment & Supplies - 3.3% - (continued)
1,838	RxSight Inc.*	$28,103
143	Sanara Medtech Inc.*	4,147
362	Semler Scientific Inc.*	14,480
1,976	SI-BONE Inc.*	37,346
1,632	Sight Sciences Inc.*	6,022
2,279	STAAR Surgical Co.*	40,589
1,944	Stereotaxis Inc.*	4,141
560	Surmodics Inc.*	16,251
906	Tactile Systems Technology Inc.*	8,951
2,843	Tandem Diabetes Care Inc.*	56,348
2,036	Teleflex Inc.	248,942
1,471	TransMedics Group Inc.*	186,993
1,716	Treace Medical Concepts Inc.*	9,850
308	UFP Technologies Inc.*	72,134
72	Utah Medical Products Inc.	3,966
38,819	Varex Imaging Corp.*	297,742
32,856	Zimvie Inc.*	300,304
3,790	Zynex Inc.*	8,869

	Total Health Care Equipment & Supplies	19,476,627

Health Care Providers & Services - 2.5%
36,776	Acadia Healthcare Co., Inc.*	832,609
4,424	AdaptHealth Corp., Class A Shares*	39,727
724	Addus HomeCare Corp.*	80,299
12,962	agilon health Inc.*	28,776
4,031	AirSculpt Technologies Inc.*	17,777
4,329	Alignment Healthcare Inc.*	66,537
1,444	Amedisys Inc.*	135,837
1,780	AMN Healthcare Services Inc.*	37,576
1,054	Ardent Health Partners Inc.*	15,262
1,839	Astrana Health Inc.*	45,589
2,000	Aveanna Healthcare Holdings Inc.*	10,660
2,440	BrightSpring Health Services Inc.*	58,096
8,191	Brookdale Senior Living Inc.*	53,323
1,005	Castle Biosciences Inc.*	16,050
651	Chemed Corp.	374,221
5,286	Community Health Systems Inc.*	20,510
4,791	Concentra Group Holdings Parent Inc.	103,629
1,130	CorVel Corp.*	125,735
1,226	Cross Country Healthcare Inc.*	16,159
2,083	DaVita Inc.*	283,830
3,686	DocGo Inc.*	5,234
22,954	Encompass Health Corp.	2,775,139
2,014	Enhabit Inc.*	21,147
2,395	Ensign Group Inc. (The)	352,688
726	Fulgent Genetics Inc.*	15,043
17,307	GeneDx Holdings Corp., Class A Shares*	1,232,604
5,288	Guardant Health Inc.*	214,799
24,454	HealthEquity Inc.*	2,460,317
5,422	Henry Schein Inc.*	379,486
8,439	Hims & Hers Health Inc.*	477,310
589	InfuSystem Holdings Inc.*	3,404
2,995	Innovage Holding Corp.*	12,249
424	Joint Corp. (The)*	4,537
6,022	LifeStance Health Group Inc.*	35,771
2,009	Nano-X Imaging Ltd.*(a)	10,286
550	National HealthCare Corp.	57,277
496	National Research Corp.	6,701
5,513	NeoGenomics Inc.*	40,135
13,691	OPKO Health Inc.*	18,620
47,997	Option Care Health Inc.*	1,568,542

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
HEALTH CARE - 12.9% - (continued)
Health Care Providers & Services - 2.5% - (continued)
2,933	Owens & Minor Inc.*	$19,358
1,605	PACS Group Inc.*	15,922
3,715	Pediatrix Medical Group Inc.*	52,567
1,488	Pennant Group Inc. (The)*	42,720
2,933	Performant Financial Corp.*	9,004
4,424	Premier Inc., Class A Shares	101,663
4,436	Privia Health Group Inc.*	100,963
3,324	Progyny Inc.*	71,466
4,993	Quipt Home Medical Corp.*	8,937
2,856	RadNet Inc.*	164,191
4,537	Select Medical Holdings Corp.	69,371
183	Sonida Senior Living Inc.*	4,465
3,238	Surgery Partners Inc.*	76,449
4,583	Talkspace Inc.*	14,620
10,170	Tenet Healthcare Corp.*	1,716,391
2,494	Universal Health Services Inc., Class B Shares	474,733
657	US Physical Therapy Inc.	49,268
1,122	Viemed Healthcare Inc.*	7,461

	Total Health Care Providers & Services	15,053,040

Health Care Technology - 0.1%
5,075	Certara Inc.*	57,652
2,148	Definitive Healthcare Corp., Class A Shares*	7,110
5,538	Doximity Inc., Class A Shares*	288,474
4,973	Evolent Health Inc., Class A Shares*	37,049
2,001	Health Catalyst Inc.*	7,604
1,106	HealthStream Inc.	30,990
1,315	LifeMD Inc.*	16,056
765	OptimizeRx Corp.*	9,287
2,350	Phreesia Inc.*	57,551
2,367	Schrodinger Inc.*	51,175
763	Simulations Plus Inc.	24,298
7,241	Teladoc Health Inc.*	50,108
3,995	Waystar Holding Corp.*	159,720

	Total Health Care Technology	797,074

Life Sciences Tools & Services - 1.1%
4,801	10X Genomics Inc., Class A Shares*	45,754
5,228	Adaptive Biotechnologies Corp.*	49,771
8,166	Akoya Biosciences Inc.*	10,207
82,270	Avantor Inc.*	1,062,106
1,860	Azenta Inc.*	49,699
1,699	BioLife Solutions Inc.*	37,174
4,784	Bio-Rad Laboratories Inc., Class A Shares*	1,085,633
6,978	Bio-Techne Corp.	337,735
4,850	Bruker Corp.	177,995
6,586	Charles River Laboratories International Inc.*	893,259
2,694	Codexis Inc.*	6,196
1,543	CryoPort Inc.*	9,273
4,520	Cytek Biosciences Inc.*	12,520
3,388	Fortrea Holdings Inc.*	14,568
23,525	Harvard Bioscience Inc.*	10,986
7,803	ICON PLC, ADR*	1,016,575
789	Lifecore Biomedical Inc.*	5,342
4,400	Maravai LifeSciences Holdings Inc., Class A Shares*	9,900
3,837	MaxCyte Inc.*	9,132
1,129	Medpace Holdings Inc.*	332,942
208	Mesa Laboratories Inc.	20,929
11,836	Nautilus Biotechnology Inc., Class A Shares*	8,841
2,063	Niagen Bioscience Inc.*	22,322
2,956	OmniAb Inc.*	3,754
234	OmniAb Inc., (Cost - $0, acquired 11/3/22), Class CR3 Shares*(b)(c)(f)	–

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
HEALTH CARE - 12.9% - (continued)
Life Sciences Tools & Services - 1.1% - (continued)
234	OmniAb Inc., (Cost - $0, acquired 11/3/22), Class CR4 Shares*(b)(c)(f)	$–
10,144	Pacific Biosciences of California Inc.*(a)	9,776
9,629	QIAGEN NV*	434,557
1,361	Quanterix Corp.*	7,077
4,548	Quantum-Si Inc.*	7,641
2,436	Repligen Corp.*	287,619
6,350	Sotera Health Co.*	77,724
148,360	Standard BioTools Inc.*	149,844

	Total Life Sciences Tools & Services	6,206,851

Pharmaceuticals - 0.7%
1,323	Alto Neuroscience Inc.*	3,413
2,077	Alumis Inc.*	7,270
99,017	Amneal Pharmaceuticals Inc.*	724,804
1,780	Amphastar Pharmaceuticals Inc.*	45,764
780	ANI Pharmaceuticals Inc.*	45,802
2,797	Aquestive Therapeutics Inc.*	7,580
2,409	Arvinas Inc.*	17,345
3,220	Atea Pharmaceuticals Inc.*	9,563
4,495	Avadel Pharmaceuticals PLC*	40,949
1,573	Axsome Therapeutics Inc.*	165,417
813	Biote Corp., Class A Shares*	2,813
1,775	Cassava Sciences Inc.*	3,568
1,004	CinCor Pharma Inc.*(f)	3,383
1,493	Collegium Pharmaceutical Inc.*	43,506
1,433	Contineum Therapeutics Inc., Class A Shares*	5,245
3,559	Corcept Therapeutics Inc.*	276,036
2,788	CorMedix Inc.*	33,846
3,359	Edgewise Therapeutics Inc.*	47,967
21,753	Elanco Animal Health Inc.*	292,360
1,733	Enliven Therapeutics Inc.*	30,795
6,941	Esperion Therapeutics Inc.*	5,898
2,092	Evolus Inc.*	19,226
2,520	EyePoint Pharmaceuticals Inc.*	18,245
2,335	Fulcrum Therapeutics Inc.*	16,053
1,681	Harmony Biosciences Holdings Inc.*	57,995
1,464	Harrow Inc.*	41,153
2,707	Innoviva Inc.*	52,976
2,621	Jazz Pharmaceuticals PLC*	283,251
473	LENZ Therapeutics Inc.*	13,812
775	Ligand Pharmaceuticals Inc.*	79,197
2,788	Liquidia Corp.*	41,597
447	MBX Biosciences Inc.*	5,552
442	MediWound Ltd.*	9,706
3,086	Mind Medicine MindMed Inc.*	22,404
6,609	Nektar Therapeutics, Class A Shares*	4,788
14,133	Neumora Therapeutics Inc.*	10,123
6,179	Nuvation Bio Inc.*	13,099
6,870	Ocular Therapeutix Inc.*	55,029
2,109	Omeros Corp.*	6,517
11,469	Organon & Co.	105,744
2,002	Pacira BioSciences Inc.*	51,732
5,944	Perrigo Co. PLC	159,121
1,403	Phathom Pharmaceuticals Inc.*	5,963
789	Phibro Animal Health Corp., Class A Shares	19,267
2,130	Pliant Therapeutics Inc.*	2,876
2,113	Prestige Consumer Healthcare Inc.*	181,021
1,078	Rapport Therapeutics Inc.*	8,915
68	Scilex Holding Co.*	348
4,282	scPharmaceuticals Inc.*	15,587
717	Septerna Inc.*	6,632

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
HEALTH CARE - 12.9% - (continued)
Pharmaceuticals - 0.7% - (continued)
1,907	SIGA Technologies Inc.	$11,404
2,118	Supernus Pharmaceuticals Inc.*	67,141
1,674	Tarsus Pharmaceuticals Inc.*	71,898
2,404	Terns Pharmaceuticals Inc.*	7,476
1,412	Theravance Biopharma Inc.*	12,934
866	Third Harmonic Bio Inc.*	4,512
3,255	Trevi Therapeutics Inc.*	21,190
2,805	Ventyx Biosciences Inc.*	4,769
7,526	Verona Pharma PLC, ADR*	611,111
8,130	Veru Inc.*	4,132
4,719	WaVe Life Sciences Ltd.*	28,361
6,967	Xeris Biopharma Holdings Inc.*	34,417
2,080	Zevra Therapeutics Inc.*	17,784

	Total Pharmaceuticals	4,018,382

Pharmaceuticals, Biotechnology & Life Sciences - 0.0%@
1,045	AstraZeneca PLC*(b)(f)	324
2,089	Novartis AG*(b)(f)	334

	Total Pharmaceuticals, Biotechnology & Life Sciences	658

	TOTAL HEALTH CARE	76,561,222

INDUSTRIALS - 20.3%
Aerospace & Defense - 1.4%
1,466	AAR Corp.*	90,027
1,242	Aerovironment Inc.*	221,113
1,142	AerSale Corp.*	6,726
13,732	Archer Aviation Inc., Class A Shares*	138,556
1,333	Astronics Corp.*	41,616
5,429	ATI Inc.*	432,365
3,993	BWX Technologies Inc.	501,521
693	Byrna Technologies Inc.*	18,475
1,167	Cadre Holdings Inc.	38,243
1,693	Curtiss-Wright Corp.	745,106
613	Ducommun Inc.*	43,143
1,989	Eve Holding Inc.*	10,741
3,498	Hexcel Corp.	185,009
1,730	Huntington Ingalls Industries Inc.	385,894
1,448	Intuitive Machines Inc., Class A Shares*	16,522
6,550	Kratos Defense & Security Solutions Inc.*	241,629
3,240	Leonardo DRS Inc.	137,052
1,857	Loar Holdings Inc.*	161,652
27,712	Mercury Systems Inc.*	1,364,816
1,241	Moog Inc., Class A Shares	229,970
266	National Presto Industries Inc.	22,783
809	Park Aerospace Corp.	11,043
1,016	Redwire Corp.*(a)	14,539
66,534	Rocket Lab Corp.*	1,782,446
5,186	Spirit AeroSystems Holdings Inc., Class A Shares*	193,853
6,052	Standard Aero Inc.*	177,505
8,297	Textron Inc.	614,227
3,335	Triumph Group Inc.*	86,010
668	V2X Inc.*	30,247
2,972	Virgin Galactic Holdings Inc.*(a)	9,540
2,582	Woodward Inc.	558,564

	Total Aerospace & Defense	8,510,933

Air Freight & Logistics - 0.6%
18,523	CH Robinson Worldwide Inc.	1,777,653
941	Forward Air Corp.*	15,790
36,466	GXO Logistics Inc.*	1,500,211
3,061	Hub Group Inc., Class A Shares	103,186
1,467	Radiant Logistics Inc.*	8,714

	Total Air Freight & Logistics	3,405,554

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
INDUSTRIALS - 20.3% - (continued)
Building Products - 1.3%
2,962	AAON Inc.	$285,211
3,074	Advanced Drainage Systems Inc.	338,017
3,828	Allegion PLC	546,256
582	American Woodmark Corp.*	32,807
5,171	AO Smith Corp.	332,547
989	Apogee Enterprises Inc.	38,225
1,912	Armstrong World Industries Inc.	297,565
6,217	AZEK Co., Inc. (The), Class A Shares*	307,804
1,323	AZZ Inc.	119,983
733	CSW Industrials Inc.	224,144
5,494	Fortune Brands Innovations Inc.	276,898
1,305	Gibraltar Industries Inc.*	76,447
1,696	Griffon Corp.	116,600
6,131	Hayward Holdings Inc.*	85,527
902	Insteel Industries Inc.	31,588
5,582	Janus International Group Inc.*	45,605
3,402	JELD-WEN Holding Inc.*	12,417
1,410	Lennox International Inc.	795,874
5,199	Masterbrand Inc.*	53,030
3,752	Owens Corning.	502,580
2,313	Quanex Building Products Corp.	38,696
108,057	Resideo Technologies Inc.*	2,236,780
1,850	Simpson Manufacturing Co., Inc.	288,045
960	Tecnoglass Inc.	82,205
4,666	Trex Co., Inc.*	260,689
2,632	UFP Industries Inc.	256,778
6,452	Zurn Elkay Water Solutions Corp.	233,498

	Total Building Products	7,915,816

Commercial Services & Supplies - 2.0%
2,796	ABM Industries Inc.	147,209
3,556	ACCO Brands Corp.	12,766
6,256	ACV Auctions Inc., Class A Shares*	102,473
2,732	BrightView Holdings Inc.*	42,565
1,891	Brink’s Co. (The)	155,176
31,276	Casella Waste Systems Inc., Class A Shares*	3,665,860
1,131	CECO Environmental Corp.*	30,413
813	Cimpress PLC*	35,983
6,301	Clean Harbors Inc.*	1,429,004
4,902	CoreCivic Inc.*	107,648
1,777	Deluxe Corp.	25,358
2,666	Driven Brands Holdings Inc.*	47,508
939	Ennis Inc.	17,531
161,887	Enviri Corp.*	1,319,379
5,595	GEO Group Inc. (The)*	151,848
3,446	Healthcare Services Group Inc.*	48,589
2,098	HNI Corp.	97,620
2,521	Interface Inc., Class A Shares.	50,647
36,017	LanzaTech Global Inc.*	10,164
1,006	Liquidity Services Inc.*	23,510
57,435	MillerKnoll Inc.	968,928
1,202	Montrose Environmental Group Inc.*	23,475
1,612	MSA Safety Inc.	262,708
477	NL Industries Inc.	3,477
95,409	OPENLANE Inc.*	2,187,728
698	Perma-Fix Environmental Services Inc.*	7,392
4,876	Pitney Bowes Inc.	50,223
1,177	Quad/Graphics Inc.	6,862
3,444	Quest Resource Holding Corp.*	7,577
4,264	Steelcase Inc., Class A Shares	43,962
11,660	Tetra Tech Inc.	407,400

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
INDUSTRIALS - 20.3% - (continued)
Commercial Services & Supplies - 2.0% - (continued)
644	UniFirst Corp.	$121,433
5,470	Vestis Corp.	33,695
459	Virco Mfg. Corp.	3,860
793	VSE Corp.	103,161

	Total Commercial Services & Supplies	11,753,132

Construction & Engineering - 3.4%
5,886	AECOM	646,577
1,214	Ameresco Inc., Class A Shares*	16,729
10,137	API Group Corp.*	473,094
21,628	Arcosa Inc.	1,865,848
570	Argan Inc.	119,871
487	Bowman Consulting Group Ltd.*	12,209
888	Centuri Holdings Inc.*(a)	18,541
13,036	Comfort Systems USA Inc.	6,234,206
834	Concrete Pumping Holdings Inc.	5,863
1,989	Construction Partners Inc., Class A Shares*	208,228
1,262	Dycom Industries Inc.*	290,159
2,007	EMCOR Group Inc.	947,023
2,227	Everus Construction Group Inc.*	128,966
79,554	Fluor Corp.*	3,307,855
1,927	Granite Construction Inc.	172,370
3,339	Great Lakes Dredge & Dock Corp.*	37,330
382	IES Holdings Inc.*	99,190
469	Limbach Holdings Inc.*	60,135
10,168	MasTec Inc.*	1,585,496
966	Matrix Service Co.*	11,805
679	MYR Group Inc.*	106,501
345	Northwest Pipe Co.*	13,331
2,083	Orion Group Holdings Inc.*	17,164
13,770	Primoris Services Corp.	992,955
1,319	Sterling Infrastructure Inc.*	247,985
2,070	Tutor Perini Corp.*	76,342
883	Valmont Industries Inc.	280,829
92,738	WillScot Holdings Corp.	2,499,289

	Total Construction & Engineering	20,475,891

Electrical Equipment - 1.6%
1,363	Acuity Inc.	354,230
552	Allient Inc.	16,781
1,703	American Superconductor Corp.*	48,127
6,896	Array Technologies Inc.*	45,514
1,513	Atkore Inc.	98,496
157,001	Babcock & Wilcox Enterprises Inc.*	109,618
3,902	Blink Charging Co.*	2,743
46,566	Bloom Energy Corp., Class A Shares*	860,074
16,407	ChargePoint Holdings Inc.*	11,413
5,000	Energy Vault Holdings Inc.*	4,130
1,696	EnerSys	141,836
7,433	Enovix Corp.*(a)	56,639
2,291	Fluence Energy Inc., Class A Shares*	10,768
693	FuelCell Energy Inc.*	3,541
2,550	Generac Holdings Inc.*	311,431
9,573	GrafTech International Ltd.*	9,537
5,642	Hyliion Holdings Corp.*	8,689
1,058	LSI Industries Inc.	17,214
958	NANO Nuclear Energy Inc.*(a)	28,865
3,716	Net Power Inc.*	7,915
44,867	NEXTracker Inc., Class A Shares*	2,543,510
3,613	NuScale Power Corp.*	115,580
7,279	nVent Electric PLC.	478,958
35,487	Plug Power Inc.*	31,324

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
INDUSTRIALS - 20.3% - (continued)
Electrical Equipment - 1.6% - (continued)
405	Powell Industries Inc.	$68,684
90	Preformed Line Products Co.	12,838
26,051	Regal Rexnord Corp.	3,476,245
6,680	Sensata Technologies Holding PLC	174,081
4,932	SES AI Corp.*(a)	4,483
6,364	Shoals Technologies Group Inc., Class A Shares*	30,038
24,291	Stem Inc.*	11,881
9,883	Sunrun Inc.*	74,024
4,089	T1 Energy Inc.*(a)	4,457
1,536	Thermon Group Holdings Inc.*	39,844
12,922	TPI Composites Inc.*	15,506
997	Vicor Corp.*	43,509

	Total Electrical Equipment	9,272,523

Ground Transportation - 0.8%
18,212	ArcBest Corp.	1,141,710
754	Avis Budget Group Inc.*	91,830
636	Covenant Logistics Group Inc., Class A Shares	14,437
3,808	FTAI Infrastructure Inc.	23,267
1,639	Heartland Express Inc.	14,669
6,024	Hertz Global Holdings Inc.*	39,457
6,939	Knight-Swift Transportation Holdings Inc., Class A Shares	307,536
1,517	Landstar System Inc.	208,163
16,467	Lyft Inc., Class A Shares*	250,957
2,604	Marten Transport Ltd.	33,956
234	PAMT CORP*	2,939
511	Proficient Auto Logistics Inc.*	4,119
7,059	RXO Inc.*	109,626
1,837	Ryder System Inc.	270,278
5,877	Saia Inc.*	1,553,937
2,157	Schneider National Inc., Class B Shares	49,978
4,379	U-Haul Holding Co.	249,778
412	U-Haul Holding Co.*	26,368
261	Universal Logistics Holdings Inc.	6,280
2,582	Werner Enterprises Inc.	67,003
5,071	XPO Inc.*	577,232

	Total Ground Transportation	5,043,520

Industrial Conglomerates - 0.0%@
1,332	Brookfield Business Corp., Class A Shares	38,002

Machinery - 3.9%
28,042	374Water Inc.*	12,181
4,809	3D Systems Corp.*	7,454
2,739	AGCO Corp.	268,367
460	Alamo Group Inc.	91,098
1,318	Albany International Corp., Class A Shares	87,080
3,842	Allison Transmission Holdings Inc.	397,724
1,055	Astec Industries Inc.	41,451
3,595	Atmus Filtration Technologies Inc.	129,492
1,420	Blue Bird Corp.*	54,954
1,881	Chart Industries Inc.*	295,054
93,872	CNH Industrial NV	1,174,339
1,561	Columbus McKinnon Corp.	22,728
7,090	Commercial Vehicle Group Inc.*	9,217
2,146	Crane Co.	367,824
5,327	Donaldson Co., Inc.	370,493
1,132	Douglas Dynamics Inc.	31,119
273	Eastern Co. (The)	6,107
2,593	Energy Recovery Inc.*	32,698
2,426	Enerpac Tool Group Corp., Class A Shares	104,027
894	Enpro Inc.	165,515
2,492	Esab Corp.	306,491

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
INDUSTRIALS - 20.3% - (continued)
Machinery - 3.9% - (continued)
1,150	ESCO Technologies Inc.	$208,426
2,631	Federal Signal Corp.	247,498
5,853	Flowserve Corp.	292,123
1,931	Franklin Electric Co., Inc.	166,819
10,565	Gates Industrial Corp. PLC*	223,450
401	Gencor Industries Inc.*	5,530
917	Gorman-Rupp Co. (The)	33,470
7,325	Graco Inc.	620,134
421	Graham Corp.*	16,600
1,467	Greenbrier Cos., Inc. (The)	66,118
13,587	Helios Technologies Inc.	411,958
3,074	Hillenbrand Inc.	60,066
8,182	Hillman Solutions Corp.*	59,238
635	Hyster-Yale Inc.	25,502
23,505	ITT Inc.	3,538,443
13,621	JBT Marel Corp.	1,563,827
505	Kadant Inc.	158,525
3,688	Kennametal Inc.	79,403
327	LB Foster Co., Class A Shares*	6,177
2,448	Lincoln Electric Holdings Inc.	473,908
453	Lindsay Corp.	63,148
1,171	Luxfer Holdings PLC, ADR	13,385
1,152	Manitowoc Co., Inc. (The)*	12,108
556	Mayville Engineering Co., Inc.*	8,763
2,349	Middleby Corp. (The)*	343,259
420	Miller Industries Inc.	19,039
4,885	Mueller Industries Inc.	380,395
84,956	Mueller Water Products Inc., Class A Shares	2,083,971
2,153	NN Inc.*	4,414
2,480	Nordson Corp.	525,735
108	Omega Flex Inc.	3,534
2,906	Oshkosh Corp.	288,246
333	Park-Ohio Holdings Corp.	6,094
25,012	Pentair PLC	2,480,690
1,146	Proto Labs Inc.*	42,379
1,246	RBC Bearings Inc.*	455,874
2,400	REV Group Inc.	89,976
1,310	Shyft Group Inc. (The)	13,742
2,287	Snap-on Inc.	733,555
6,020	SPX Technologies Inc.*	915,582
503	Standex International Corp.	75,923
112,099	Stratasys Ltd.*	1,157,983
100	Taylor Devices Inc.*	3,693
851	Tennant Co.	63,331
2,949	Terex Corp.	132,734
2,796	Timken Co. (The)	191,498
1,948	Titan International Inc.*	14,103
4,448	Toro Co. (The)	337,069
3,602	Trinity Industries Inc.	92,715
572	Twin Disc Inc.	4,147
1,794	Wabash National Corp.	15,554
1,196	Watts Water Technologies Inc., Class A Shares	289,575
1,348	Worthington Enterprises Inc.	79,411

	Total Machinery	23,174,253

Marine Transportation - 0.2%
328	Costamare Bulkers Holdings Ltd.*(b)	3,070
1,644	Costamare Inc.	14,089
2,187	Genco Shipping & Trading Ltd.	28,956
5,933	Golden Ocean Group Ltd.	45,684
1,059	Himalaya Shipping Ltd.*	6,333

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
INDUSTRIALS - 20.3% - (continued)
Marine Transportation - 0.2% - (continued)
10,180	Kirby Corp.*	$1,126,315
1,421	Matson Inc.	160,360
1,037	Pangaea Logistics Solutions Ltd.	4,667
2,124	Safe Bulkers Inc.	8,071

	Total Marine Transportation	1,397,545

Passenger Airlines - 0.2%
5,429	Alaska Air Group Inc.*	276,499
743	Allegiant Travel Co.*	41,296
29,075	American Airlines Group Inc.*	331,746
2,589	Blade Air Mobility Inc.*	9,036
1,629	Frontier Group Holdings Inc.*	6,549
12,963	JetBlue Airways Corp.*	65,463
18,900	Joby Aviation Inc.*	147,798
1,696	SkyWest Inc.*	172,059
1,505	Sun Country Airlines Holdings Inc.*	17,428
3,734	Wheels Up Experience Inc.*(a)	4,891

	Total Passenger Airlines	1,072,765

Professional Services - 2.4%
156,273	Alight Inc., Class A Shares	853,251
986	Asure Software Inc.*	9,564
1,114	Barrett Business Services Inc.	46,036
942	BlackSky Technology Inc., Class A Shares*	10,541
4,305	CACI International Inc., Class A Shares*	1,842,540
2,129	CBIZ Inc.*	153,799
17,951	Clarivate PLC*	75,753
2,001	Concentrix Corp.	111,986
308,844	Conduent Inc.*	691,811
293	CRA International Inc.	55,685
1,280	CSG Systems International Inc.	84,557
6,637	Dayforce Inc.*	392,114
13,245	Dun & Bradstreet Holdings Inc.	119,337
6,890	ExlService Holdings Inc.*	316,871
2,202	Exponent Inc.	168,101
62,885	First Advantage Corp.*	1,076,591
386	Forrester Research Inc.*	4,103
392	Franklin Covey Co.*	9,165
1,542	FTI Consulting Inc.*	253,135
7,609	Genpact Ltd.	327,568
946	Heidrick & Struggles International Inc.	41,302
853	HireQuest Inc.	8,539
758	Huron Consulting Group Inc.*	108,265
603	IBEX Holdings Ltd.*	17,360
809	ICF International Inc.	69,509
1,237	Innodata Inc.*	48,824
1,550	Insperity Inc.	100,316
57,446	KBR Inc.	2,998,107
1,238	Kelly Services Inc., Class A Shares	14,509
823	Kforce Inc.	33,578
2,220	Korn Ferry	150,982
5,156	Legalzoom.com Inc.*	47,074
2,132	ManpowerGroup Inc.	89,437
2,486	Maximus Inc.	180,260
777	Mistras Group Inc.*	5,866
2,614	NV5 Global Inc.*	57,769
1,978	Parsons Corp.*	128,254
1,910	Paylocity Holding Corp.*	364,619
10,001	Planet Labs PBC*	38,404
347	Resolute Holdings Management Inc.*(a)	11,933
1,137	Resources Connection Inc.	5,930
29,202	Robert Half Inc.	1,337,160

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
INDUSTRIALS - 20.3% - (continued)
Professional Services - 2.4% - (continued)
2,111	Science Applications International Corp.	$243,905
793	Spire Global Inc.*	8,231
1,404	TriNet Group Inc.	116,827
920	TrueBlue Inc.*	5,520
988	TTEC Holdings Inc.*	4,851
5,380	Upwork Inc.*	83,336
7,355	Verra Mobility Corp., Class A Shares*	173,946
657	Willdan Group Inc.*	35,511
16,838	WNS Holdings Ltd.*	976,436

	Total Professional Services	14,109,068

Trading Companies & Distributors - 2.5%
29,462	AerCap Holdings NV	3,409,637
4,748	Air Lease Corp., Class A Shares	273,532
1,046	Alta Equipment Group Inc.	4,969
8,183	Applied Industrial Technologies Inc.	1,853,613
316	BlueLinx Holdings Inc.*	21,147
1,657	Boise Cascade Co.	143,960
30,589	Core & Main Inc., Class A Shares*	1,676,583
1,832	Custom Truck One Source Inc.*	7,878
434	Distribution Solutions Group Inc.*	11,826
4,884	DNOW Inc.*	70,427
564	DXP Enterprises Inc.*	46,632
261	EVI Industries Inc.	4,839
33,199	FTAI Aviation Ltd.	3,889,263
1,573	GATX Corp.	250,485
459	Global Industrial Co.	11,957
1,693	GMS Inc.*	128,211
1,470	H&E Equipment Services Inc.	139,121
9,459	Herc Holdings Inc.	1,172,916
1,643	Hudson Technologies Inc.*	11,747
224	Karat Packaging Inc.	7,047
1,041	McGrath RentCorp.	116,988
3,818	MRC Global Inc.*	47,381
1,983	MSC Industrial Direct Co., Inc., Class A Shares	161,020
4,000	NPK International Inc.*	32,360
2,665	Rush Enterprises Inc., Class A Shares	132,317
410	Rush Enterprises Inc., Class B Shares	21,408
1,966	SiteOne Landscape Supply Inc.*	229,648
751	Titan Machinery Inc.*	14,029
420	Transcat Inc.*	36,700
1,522	Watsco Inc.	675,114
1,905	WESCO International Inc.	319,830
106	Willis Lease Finance Corp.	14,240
1,809	Xometry Inc., Class A Shares*	59,968

	Total Trading Companies & Distributors	14,996,793

Transportation Infrastructure - 0.0%@
429	Sky Harbour Group Corp., Class A Shares*	4,419

	TOTAL INDUSTRIALS	121,170,214

INFORMATION TECHNOLOGY - 16.2%
Communications Equipment - 2.1%
3,184	ADTRAN Holdings Inc.*	25,568
2,211	Applied Optoelectronics Inc.*	34,094
458	Aviat Networks Inc.*	9,824
17,399	Calix Inc.*	804,530
44,717	Ciena Corp.*	3,580,043
426	Clearfield Inc.*	15,809
9,445	CommScope Holding Co., Inc.*	57,048
1,584	Digi International Inc.*	51,337
5,511	Extreme Networks Inc.*	86,357
7,500	F5 Inc.*	2,140,350

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 16.2% - (continued)
Communications Equipment - 2.1% - (continued)
16,002	Harmonic Inc.*	$144,338
14,228	Juniper Networks Inc.	511,212
20,921	Lumentum Holdings Inc.*	1,512,170
1,371	NETGEAR Inc.*	40,211
2,911	NetScout Systems Inc.*	66,487
359,414	Ribbon Communications Inc.*	1,214,819
182	Ubiquiti Inc.	71,943
133,613	ViaSat Inc.*	1,166,442
75,684	Viavi Solutions Inc.*	689,481

	Total Communications Equipment	12,222,063

Electronic Equipment, Instruments & Components - 3.7%
1,798	908 Devices Inc.*	10,213
1,609	Advanced Energy Industries Inc.	184,681
794	Aeva Technologies Inc.*	14,506
4,325	Arlo Technologies Inc.*	61,934
2,343	Arrow Electronics Inc.*	277,364
25,628	Avnet Inc.	1,281,656
11,818	Badger Meter Inc.	2,933,464
83	Bel Fuse Inc., Class A Shares	5,271
487	Bel Fuse Inc., Class B Shares	35,941
9,142	Belden Inc.	970,880
1,573	Benchmark Electronics Inc.	57,446
7,775	Celestica Inc.*	897,080
168	Climb Global Solutions Inc.	18,509
7,596	Cognex Corp.	227,652
13,729	Coherent Corp.*	1,038,324
5,123	Crane NXT Co.	274,644
1,303	CTS Corp.	53,019
1,966	Daktronics Inc.*	29,175
1,102	ePlus Inc.*	78,650
4,863	Evolv Technologies Holdings Inc.*	26,552
8,631	Fabrinet*	2,009,901
777	FARO Technologies Inc.*	32,922
1,142	Ingram Micro Holding Corp.	21,846
75,808	Innoviz Technologies Ltd.*	68,985
1,180	Insight Enterprises Inc.*	153,860
32,748	IPG Photonics Corp.*	2,169,883
10,594	Itron Inc.*	1,224,666
4,733	Jabil Inc.	795,191
875	Kimball Electronics Inc.*	15,838
3,827	Knowles Corp.*	62,801
4,849	Lightwave Logic Inc.*	4,752
1,080	Littelfuse Inc.	221,465
1,435	Methode Electronics Inc.	11,408
8,847	MicroVision Inc.*	9,732
8,871	Mirion Technologies Inc., Class A Shares*	169,436
1,636	Napco Security Technologies Inc.	45,644
33,859	nLight Inc.*	512,287
1,598	Novanta Inc.*	197,864
8,721	OSI Systems Inc.*	1,910,858
2,302	Ouster Inc.*	28,154
1,443	PAR Technology Corp.*	94,603
553	PC Connection Inc.	36,166
1,152	Plexus Corp.*	151,212
5,191	Powerfleet Inc.*	23,619
409	Richardson Electronics Ltd.	3,661
4,328	Rogers Corp.*	288,115
2,314	Sanmina Corp.*	195,973
954	ScanSource Inc.*	38,523
7,000	SmartRent Inc., Class A Shares*	5,910

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 16.2% - (continued)
Electronic Equipment, Instruments & Components - 3.7% - (continued)
14,243	TD SYNNEX Corp.	$1,728,246
1,850	Teledyne Technologies Inc.*	922,891
4,529	TTM Technologies Inc.*	135,236
5,247	Vishay Intertechnology Inc.	73,825
436	Vishay Precision Group Inc.*	11,214
6,646	Vontier Corp.	237,595

	Total Electronic Equipment, Instruments & Components	22,091,243

IT Services - 1.7%
4,929	Amdocs Ltd.	452,285
8,600	Applied Digital Corp.*(a)	58,738
1,900	ASGN Inc.*	100,339
1,475	Backblaze Inc., Class A Shares*	8,407
3,807	BigBear.ai Holdings Inc.*	15,837
2,700	BigCommerce Holdings Inc.*	13,608
2,015	Couchbase Inc.*	36,411
3,091	DigitalOcean Holdings Inc.*	87,475
7,901	DXC Technology Co.*	120,095
5,564	Fastly Inc., Class A Shares*	40,506
1,864	Globant SA*	182,840
2,908	Grid Dynamics Holdings Inc.*	36,437
959	Hackett Group Inc. (The)	23,515
1,768	Information Services Group Inc.	8,345
148,618	Kyndryl Holdings Inc.*	5,802,047
2,984	Rackspace Technology Inc.*	3,402
342	Tucows Inc., Class A Shares*	6,635
122,029	Unisys Corp.*	582,078
17,560	Wix.com Ltd.*	2,615,562

	Total IT Services	10,194,562

Semiconductors & Semiconductor Equipment - 2.9%
2,256	ACM Research Inc., Class A Shares*	50,873
1,161	Aehr Test Systems*	11,076
5,289	Allegro MicroSystems Inc.*	134,076
889	Alpha & Omega Semiconductor Ltd.*	18,865
1,812	Ambarella Inc.*	95,384
4,762	Amkor Technology Inc.	85,811
4,844	Astera Labs Inc.*	439,448
1,430	Axcelis Technologies Inc.*	80,566
18,358	CEVA Inc.*	344,396
2,363	Cirrus Logic Inc.*	232,425
1,822	Cohu Inc.*	31,102
25,123	Credo Technology Group Holding Ltd.*	1,531,498
1,958	Diodes Inc.*	86,935
1,101	Everspin Technologies Inc.*	6,177
28,038	FormFactor Inc.*	836,934
1,236	Ichor Holdings Ltd.*	19,504
1,031	Impinj Inc.*	117,627
135,566	indie Semiconductor Inc., Class A Shares*(a)	359,250
2,290	Kulicke & Soffa Industries Inc.	73,623
5,982	Lattice Semiconductor Corp.*	268,831
18,185	MACOM Technology Solutions Holdings Inc.*	2,211,478
3,682	MaxLinear Inc., Class A Shares*	41,938
2,947	MKS Inc.	242,214
4,723	Navitas Semiconductor Corp., Class A Shares*(a)	24,087
165	NVE Corp.	11,741
10,022	Onto Innovation Inc.*	921,423
1,170	PDF Solutions Inc.*	20,709
2,394	Penguin Solutions Inc.*	42,517
2,695	Photronics Inc.*	45,033
2,466	Power Integrations Inc.	122,634
4,107	Qorvo Inc.*	312,214

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 16.2% - (continued)
Semiconductors & Semiconductor Equipment - 2.9% - (continued)
628	QuickLogic Corp.*	$3,253
65,021	Rambus Inc.*	3,476,673
8,161	Rigetti Computing Inc.*(a)	98,830
62,241	Semtech Corp.*	2,323,457
1,483	Silicon Laboratories Inc.*	178,746
810	SiTime Corp.*	158,817
1,020	SkyWater Technology Inc.*	9,221
1,700	Synaptics Inc.*	99,892
2,035	Ultra Clean Holdings Inc.*	39,418
2,049	Universal Display Corp.	293,724
84,478	Veeco Instruments Inc.*	1,631,270
6,060	Wolfspeed Inc.*(a)	7,211

	Total Semiconductors & Semiconductor Equipment	17,140,901

Software - 5.5%
4,737	8x8 Inc.*	7,769
3,026	A10 Networks Inc.	52,229
28,816	ACI Worldwide Inc.*	1,333,028
78,125	Adeia Inc.	1,003,125
938	Agilysys Inc.*	99,344
2,252	Alarm.com Holdings Inc.*	129,265
2,763	Alkami Technology Inc.*	79,132
3,725	Amplitude Inc., Class A Shares*	46,153
1,008	Appfolio Inc., Class A Shares*	212,859
1,783	Appian Corp., Class A Shares*	56,165
996	Arteris Inc.*	7,739
3,638	Asana Inc., Class A Shares*	65,157
270	AudioEye Inc.*	3,299
42,026	Aurora Innovation Inc., Class A Shares*(a)	254,678
5,581	AvePoint Inc.*	104,086
6,217	Bentley Systems Inc., Class B Shares	296,737
4,505	BILL Holdings Inc.*	196,778
4,799	Bit Digital Inc.*	11,326
1,758	Blackbaud Inc.*	109,400
2,499	BlackLine Inc.*	139,769
10,436	Blend Labs Inc., Class A Shares*	38,196
22,910	Box Inc., Class A Shares*	866,456
49,896	Braze Inc., Class A Shares*	1,836,173
5,036	C3.ai Inc., Class A Shares*	133,907
21,541	CCC Intelligent Solutions Holdings Inc.*	189,130
2,375	Cerence Inc.*	20,211
7,731	Cipher Mining Inc.*	24,121
11,741	Cleanspark Inc.*	101,325
3,996	Clear Secure Inc., Class A Shares	98,901
8,751	Clearwater Analytics Holdings Inc., Class A Shares*	202,148
128,974	Cognyte Software Ltd.*	1,406,461
10,711	Commvault Systems Inc.*	1,961,720
11,000	Confluent Inc., Class A Shares*	253,330
750	Consensus Cloud Solutions Inc.*	16,478
7,700	Core Scientific Inc.*	82,005
934	CS Disco Inc.*	3,680
72	Daily Journal Corp.*	30,343
621	Digimarc Corp.*	8,123
3,618	Digital Turbine Inc.*	17,077
2,624	Dolby Laboratories Inc., Class A Shares	194,858
1,305	Domo Inc., Class B Shares*	16,574
9,904	Dropbox Inc., Class A Shares*	285,829
7,885	D-Wave Quantum Inc.*	128,762
62,677	Dynatrace Inc.*	3,385,185
7,331	E2open Parent Holdings Inc.*	23,533
816	eGain Corp.*	4,398

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 16.2% - (continued)
Software - 5.5% - (continued)
3,839	Elastic NV*	$310,460
901	EverCommerce Inc.*	9,019
3,156	Five9 Inc.*	83,666
9,268	Freshworks Inc., Class A Shares*	141,522
58,832	Gen Digital Inc.	1,675,535
5,582	Gitlab Inc., Class A Shares*	254,037
3,600	Guidewire Software Inc.*	774,072
3,424	Hut 8 Corp.*	52,284
825	I3 Verticals Inc., Class A Shares*	20,386
3,449	Informatica Inc., Class A Shares*	82,810
2,303	Intapp Inc.*	126,941
1,121	InterDigital Inc.	243,548
3,703	Jamf Holding Corp.*	38,882
4,119	Kaltura Inc.*	8,732
549	Life360 Inc.*	34,889
2,822	LiveRamp Holdings Inc.*	91,941
2,685	Manhattan Associates Inc.*	506,874
15,062	MARA Holdings Inc.*(a)	212,675
1,249	Meridianlink Inc.*	20,846
1,693	Mitek Systems Inc.*	15,897
2,661	N-able Inc.*	20,729
3,657	nCino Inc.*	96,179
6,704	NCR Voyix Corp.*	74,347
3,378	NextNav Inc.*	42,394
7,008	Nice Ltd., ADR*	1,162,837
11,062	Nutanix Inc., Class A Shares*	848,345
4,835	Olo Inc., Class A Shares*	42,113
1,099	ON24 Inc.*	6,253
40,029	OneSpan Inc.	637,662
898	Ooma Inc.*	12,258
1,362	Pagaya Technologies Ltd., Class A Shares*	22,391
4,303	PagerDuty Inc.*	61,361
1,925	Pegasystems Inc.	188,939
3,901	Porch Group Inc.*	35,577
34,580	Procore Technologies Inc.*	2,322,739
1,865	Progress Software Corp.	114,809
2,142	PROS Holdings Inc.*	37,678
2,539	Q2 Holdings Inc.*	222,213
1,637	Qualys Inc.*	226,806
24,457	Radware Ltd.*	570,337
2,706	Rapid7 Inc.*	62,103
591	Red Violet Inc.	28,699
4,614	Rekor Systems Inc.*	5,352
440	ReposiTrak Inc.	9,601
1,777	Rimini Street Inc.*	5,420
3,501	RingCentral Inc., Class A Shares*	90,781
65,299	Riot Platforms Inc.*(a)	526,963
1,437	Sapiens International Corp. NV	41,242
2,088	SEMrush Holdings Inc., Class A Shares*	20,546
12,523	SentinelOne Inc., Class A Shares*	220,530
14,428	SoundHound AI Inc., Class A Shares*(a)	145,867
355	SoundThinking Inc.*	5,506
5,526	Sprinklr Inc., Class A Shares*	46,639
2,096	Sprout Social Inc., Class A Shares*	45,756
1,654	SPS Commerce Inc.*	232,817
2,026	Telos Corp.*	5,106
5,117	Tenable Holdings Inc.*	164,870
4,074	Teradata Corp.*	89,465
12,483	Terawulf Inc.*	44,065
79,086	UiPath Inc., Class A Shares*	1,052,635

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 16.2% - (continued)
Software - 5.5% - (continued)
13,553	Unity Software Inc.*	$353,462
29,423	Varonis Systems Inc., Class B Shares*	1,402,889
32,445	Verint Systems Inc.*	569,085
2,439	Vertex Inc., Class A Shares*	96,511
609	Viant Technology Inc., Class A Shares*	8,398
1,501	Weave Communications Inc.*	14,485
2,734	WM Technology Inc.*	2,843
2,189	Workiva Inc., Class A Shares*	147,298
60,789	Xperi Inc.*	473,546
4,069	Yext Inc.*	27,303
7,963	Zeta Global Holdings Corp., Class A Shares*	104,634

	Total Software	33,032,362

Technology Hardware, Storage & Peripherals - 0.3%
1,011	CompoSecure Inc., Class A Shares*	13,861
1,757	Corsair Gaming Inc.*	15,444
236	CPI Card Group Inc.*	5,253
1,149	Diebold Nixdorf Inc.*	55,347
3,641	Eastman Kodak Co.*	20,681
1,164	Immersion Corp.	8,753
29,113	IonQ Inc.*(a)	1,174,419
13,453	Pure Storage Inc., Class A Shares*	720,946
747	Turtle Beach Corp.*	8,576
5,815	Xerox Holdings Corp.	28,435

	Total Technology Hardware, Storage & Peripherals	2,051,715

	TOTAL INFORMATION TECHNOLOGY	96,732,846

MATERIALS - 4.0%
Chemicals - 1.8%
969	AdvanSix Inc.	22,781
1,145	American Vanguard Corp.	5,633
1,211	Arq Inc.*	5,982
2,016	Ashland Inc.	99,812
2,111	ASP Isotopes Inc.*	15,959
2,841	Aspen Aerogels Inc.*	16,364
86,047	Avient Corp.	3,108,878
63,240	Axalta Coating Systems Ltd.*	1,947,792
1,412	Balchem Corp.	235,380
2,315	Cabot Corp.	172,907
6,448	Chemours Co. (The)	65,318
310	Core Molding Technologies Inc.*	5,168
4,544	Ecovyst Inc.*	33,853
9,984	Element Solutions Inc.	213,458
5,632	FMC Corp.	228,434
855	Hawkins Inc.	114,134
2,346	HB Fuller Co.	130,954
6,991	Huntsman Corp.	77,880
1,588	Ingevity Corp.*	65,696
1,121	Innospec Inc.	95,375
416	Intrepid Potash Inc.*	15,708
761	Koppers Holdings Inc.	23,378
772	Kronos Worldwide Inc.	4,887
1,941	LSB Industries Inc.*	14,693
2,095	Mativ Holdings Inc.	11,983
1,336	Minerals Technologies Inc.	75,858
14,035	Mosaic Co. (The)	507,225
303	NewMarket Corp.	195,150
411	Northern Technologies International Corp.	2,972
5,244	Olin Corp.	101,786
2,147	Orion SA	23,381
5,779	Perimeter Solutions Inc.*	69,753
5,882	PureCycle Technologies Inc.*(a)	55,938

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
MATERIALS - 4.0% - (continued)
Chemicals - 1.8% - (continued)
652	Quaker Chemical Corp.	$70,703
2,465	Rayonier Advanced Materials Inc.*	9,490
20,185	RPM International Inc.	2,297,860
1,829	Scotts Miracle-Gro Co. (The)	108,935
1,814	Sensient Technologies Corp.	171,478
940	Stepan Co.	51,033
4,487	Tronox Holdings PLC	25,486
465	Valhi Inc.	6,770

	Total Chemicals	10,506,225

Construction Materials - 0.1%
1,460	Eagle Materials Inc.	295,227
2,501	Knife River Corp.*	235,344
164	Smith-Midland Corp.*	4,943
472	United States Lime & Minerals Inc.	48,512

	Total Construction Materials	584,026

Containers & Packaging - 1.3%
2,886	AptarGroup Inc.	457,142
5,350	Ardagh Metal Packaging SA	20,865
14,113	Avery Dennison Corp.	2,508,303
5,198	Crown Holdings Inc.	512,003
81,536	Graphic Packaging Holding Co.	1,811,730
1,247	Greif Inc., Class A Shares	69,333
197	Greif Inc., Class B Shares	11,869
1,358	Myers Industries Inc.	17,233
6,679	O-I Glass Inc.*	87,562
3,931	Packaging Corp. of America	759,351
1,818	Ranpak Holdings Corp., Class A Shares*	6,054
6,183	Sealed Air Corp.	199,093
3,741	Silgan Holdings Inc.	206,017
22,812	Smurfit WestRock PLC	988,444
4,377	Sonoco Products Co.	199,329
1,759	TriMas Corp.	46,385

	Total Containers & Packaging	7,900,713

Metals & Mining - 0.8%
10,867	Alcoa Corp.	290,910
473	Alpha Metallurgical Resources Inc.*	52,995
681	Caledonia Mining Corp. PLC	11,645
2,102	Carpenter Technology Corp.	493,970
2,422	Century Aluminum Co.*	37,517
114,939	Cleveland-Cliffs Inc.*	670,094
27,643	Coeur Mining Inc.*	223,356
4,987	Commercial Metals Co.	232,344
1,691	Compass Minerals International Inc.*	32,484
5,724	Constellium SE, Class A Shares*	69,489
491	Contango ORE Inc.*	9,535
4,909	Critical Metals Corp.*	6,774
2,810	Dakota Gold Corp.*	8,599
26,766	Hecla Mining Co.	137,577
12,546	i-80 Gold Corp.*	6,312
3,026	Ivanhoe Electric Inc.*	22,241
730	Kaiser Aluminum Corp.	52,991
1,234	Lifezone Metals Ltd.*	4,924
2,112	MAC Copper Ltd.*	25,682
886	Materion Corp.	68,603
1,617	Metallus Inc.*	20,423
5,637	MP Materials Corp.*	122,830
11,172	Novagold Resources Inc.*	39,996
372	Olympic Steel Inc.	11,030
2,098	Perpetua Resources Corp.*	29,183
611	Piedmont Lithium Inc.*	3,776

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
MATERIALS - 4.0% - (continued)
Metals & Mining - 0.8% - (continued)
1,154	Radius Recycling Inc.	$34,170
945	Ramaco Resources Inc., Class A Shares	8,543
471	Ramaco Resources Inc., Class B Shares	3,509
2,375	Reliance Inc.	695,448
2,887	Royal Gold Inc.	514,233
1,136	Ryerson Holding Corp.	23,583
8,658	SSR Mining Inc.*	102,424
3,909	SunCoke Energy Inc.	31,819
1,116	Tredegar Corp.*	9,352
9,832	United States Steel Corp.	529,158
2,325	Warrior Met Coal Inc.	105,671
1,528	Worthington Steel Inc.	38,047

	Total Metals & Mining	4,781,237

Paper & Forest Products - 0.0%@
630	Clearwater Paper Corp.*	18,138
2,763	Louisiana-Pacific Corp.	248,863
1,860	Resolute Forest Products Inc.*(f)	1,990
1,532	Sylvamo Corp.	81,150

	Total Paper & Forest Products	350,141

	TOTAL MATERIALS	24,122,342

REAL ESTATE - 4.7%
Diversified REITs - 0.2%
3,143	Alexander & Baldwin Inc.	56,291
375	Alpine Income Property Trust Inc.	5,745
1,885	American Assets Trust Inc.	37,587
2,878	Armada Hoffler Properties Inc.	20,031
48,151	Broadstone Net Lease Inc., Class A Shares	766,083
1,352	CTO Realty Growth Inc.	24,904
7,704	Essential Properties Realty Trust Inc.	250,380
2,000	Gladstone Commercial Corp.	28,700
8,279	Global Net Lease Inc.	64,245
1,064	NexPoint Diversified Real Estate Trust	4,426
640	One Liberty Properties Inc.	15,667

	Total Diversified REITs	1,274,059

Health Care REITs - 0.5%
47,080	American Healthcare REIT Inc.	1,644,975
8,207	CareTrust REIT Inc.	236,033
1,317	Community Healthcare Trust Inc.	21,520
11,541	Diversified Healthcare Trust	36,123
2,614	Global Medical REIT Inc.	16,625
15,502	Healthcare Realty Trust Inc., Class A Shares	224,779
1,871	LTC Properties Inc.	66,215
27,176	Medical Properties Trust Inc.(a)	124,194
1,902	National Health Investors Inc.	137,914
11,952	Omega Healthcare Investors Inc.	442,224
10,682	Sabra Health Care REIT Inc.	186,721
587	Strawberry Fields REIT Inc.	5,988
455	Universal Health Realty Income Trust	18,068

	Total Health Care REITs	3,161,379

Hotel & Resort REITs - 0.3%
9,845	Apple Hospitality REIT Inc.	114,103
3,087	Braemar Hotels & Resorts Inc.	7,038
1,734	Chatham Lodging Trust	12,363
8,879	DiamondRock Hospitality Co.	67,836
31,143	Host Hotels & Resorts Inc.	482,405
9,186	Park Hotels & Resorts Inc.	95,167
5,255	Pebblebrook Hotel Trust	48,241
7,029	RLJ Lodging Trust	51,312
11,288	Ryman Hospitality Properties Inc.	1,096,178
6,311	Service Properties Trust	14,641

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
REAL ESTATE - 4.7% - (continued)
Hotel & Resort REITs - 0.3% - (continued)
4,049	Summit Hotel Properties Inc.	$17,735
8,558	Sunstone Hotel Investors Inc.	76,680
4,755	Xenia Hotels & Resorts Inc.	58,154

	Total Hotel & Resort REITs	2,141,853

Industrial REITs - 0.7%
12,607	Americold Realty Trust Inc.	208,898
2,144	EastGroup Properties Inc.	363,515
25,932	First Industrial Realty Trust Inc.	1,281,819
2,292	Industrial Logistics Properties Trust	7,541
1,194	Innovative Industrial Properties Inc., Class A Shares	65,933
12,606	LXP Industrial Trust	108,159
2,302	Plymouth Industrial REIT Inc.	37,292
9,676	Rexford Industrial Realty Inc.	340,982
42,377	STAG Industrial Inc.	1,507,774
4,307	Terreno Realty Corp.	243,001

	Total Industrial REITs	4,164,914

Office REITs - 0.6%
8,393	Brandywine Realty Trust	35,502
6,958	BXP Inc.	468,482
1,288	City Office REIT Inc.	6,285
59,102	COPT Defense Properties	1,622,350
7,226	Cousins Properties Inc.	202,834
5,637	Douglas Emmett Inc.	80,214
1,701	Easterly Government Properties Inc., Class A Shares	36,963
5,830	Empire State Realty Trust Inc., Class A Shares	44,658
4,278	Franklin Street Properties Corp.	7,786
4,691	Highwoods Properties Inc.	139,323
5,116	Hudson Pacific Properties Inc.	9,516
3,529	JBG SMITH Properties	60,346
5,084	Kilroy Realty Corp.	163,705
540	NET Lease Office Properties*	16,853
2,327	Orion Properties Inc.	4,445
8,235	Paramount Group Inc.	49,822
1,310	Peakstone Realty Trust	16,231
4,787	Piedmont Office Realty Trust Inc., Class A Shares	34,083
905	Postal Realty Trust Inc., Class A Shares	12,525
3,090	SL Green Realty Corp.	175,419
7,866	Vornado Realty Trust	296,312

	Total Office REITs	3,483,654

Real Estate Management & Development - 0.6%
3,619	Anywhere Real Estate Inc.*	12,630
15,902	Compass Inc., Class A Shares*	93,981
5,997	Cushman & Wakefield PLC*	60,150
3,891	eXp World Holdings Inc.	33,151
669	Forestar Group Inc.*	12,811
506	FRP Holdings Inc.*	13,723
1,303	Howard Hughes Holdings Inc.*	89,008
9,425	Jones Lang LaSalle Inc.*	2,098,948
4,265	Kennedy-Wilson Holdings Inc.	27,168
896	Marcus & Millichap Inc.	25,814
426	Maui Land & Pineapple Co., Inc.*	6,765
5,814	Newmark Group Inc., Class A Shares	64,012
30,761	Opendoor Technologies Inc.*	20,062
623	RE/MAX Holdings Inc., Class A Shares*	4,704
5,460	Real Brokerage Inc. (The)*	22,495
5,344	Redfin Corp.*(a)	53,387
604	RMR Group Inc. (The), Class A Shares	9,120
249	Seaport Entertainment Group Inc.*	4,865
1,573	St Joe Co. (The)	70,329
1,614	Star Holdings*	10,217

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
REAL ESTATE - 4.7% - (continued)
Real Estate Management & Development - 0.6% - (continued)
298	Stratus Properties Inc.*	$5,409
758	Tejon Ranch Co.*	12,651
2,066	Zillow Group Inc., Class A Shares*	136,707
6,876	Zillow Group Inc., Class C Shares*	461,448

	Total Real Estate Management & Development	3,349,555

Residential REITs - 0.6%
14,908	American Homes 4 Rent, Class A Shares	564,268
5,752	Apartment Investment & Management Co., Class A Shares	45,901
474	BRT Apartments Corp.	7,470
4,587	Camden Property Trust	538,927
799	Centerspace	50,936
3,718	Elme Communities	59,711
8,244	Equity LifeStyle Properties Inc.	524,071
90,912	Independence Realty Trust Inc.	1,690,054
1,018	NexPoint Residential Trust Inc.	34,612
3,059	UMH Properties Inc.	51,361
3,271	Veris Residential Inc.	49,719

	Total Residential REITs	3,617,030

Retail REITs - 0.7%
5,268	Acadia Realty Trust	101,462
4,503	Agree Realty Corp.(a)	339,076
89	Alexander’s Inc.	20,042
13,364	Brixmor Property Group Inc.	339,579
1,274	CBL & Associates Properties Inc.	32,117
4,222	Curbline Properties Corp.	95,797
3,729	Federal Realty Investment Trust	356,045
558	FrontView REIT Inc.	6,423
2,128	Getty Realty Corp.	62,265
3,385	InvenTrust Properties Corp.	95,085
29,037	Kimco Realty Corp.	617,327
9,676	Kite Realty Group Trust	214,033
10,792	Macerich Co. (The)	174,615
3,695	NETSTREIT Corp.	59,489
8,221	NNN REIT Inc.	343,309
5,242	Phillips Edison & Co., Inc.	185,881
8,045	Regency Centers Corp.	580,447
421	Saul Centers Inc.	14,179
2,400	SITE Centers Corp.	28,608
4,651	Tanger Inc.	138,600
5,778	Urban Edge Properties	104,928
2,581	Whitestone REIT, Class B Shares	31,798

	Total Retail REITs	3,941,105

Specialized REITs - 0.5%
26,255	CubeSmart	1,122,664
3,283	EPR Properties	182,830
1,538	Farmland Partners Inc.	17,410
4,323	Four Corners Property Trust Inc.	119,358
11,636	Gaming and Leisure Properties Inc.	543,401
1,177	Gladstone Land Corp.	11,635
3,864	Lamar Advertising Co., Class A Shares	465,767
3,059	National Storage Affiliates Trust	105,230
6,912	Outfront Media Inc.	114,186
3,429	PotlatchDeltic Corp.	134,897
6,703	Rayonier Inc.	158,861
2,440	Safehold Inc.	36,771
10,448	Uniti Group Inc.	44,926

	Total Specialized REITs	3,057,936

	TOTAL REAL ESTATE	28,191,485

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
UTILITIES - 4.0%
Electric Utilities - 1.7%
18,100	ALLETE Inc.	$1,177,224
571	Genie Energy Ltd., Class B Shares	12,071
7,866	Hawaiian Electric Industries Inc.*	84,009
17,844	IDACORP Inc.	2,122,544
1,577	MGE Energy Inc.	142,435
8,918	NRG Energy Inc.	1,390,316
8,877	OGE Energy Corp.	394,760
1,764	Otter Tail Corp.	136,145
5,026	Pinnacle West Capital Corp.	458,522
36,298	Portland General Electric Co.	1,539,035
43,211	TXNM Energy Inc.	2,449,632

	Total Electric Utilities	9,906,693

Gas Utilities - 1.0%
11,354	Atmos Energy Corp.	1,756,237
5,308	Brookfield Infrastructure Corp., Class A Shares	210,038
959	Chesapeake Utilities Corp.	117,180
9,097	MDU Resources Group Inc.	156,377
3,950	National Fuel Gas Co.	326,033
35,898	New Jersey Resources Corp.	1,647,359
1,760	Northwest Natural Holding Co.	72,107
12,716	ONE Gas Inc.	950,648
281	RGC Resources Inc.	5,775
2,661	Southwest Gas Holdings Inc.	191,140
2,556	Spire Inc.	192,416
9,555	UGI Corp.	344,553

	Total Gas Utilities	5,969,863

Independent Power & Renewable Electricity Producers - 0.7%
5,931	Brookfield Renewable Corp.	174,312
1,696	Clearway Energy Inc., Class A Shares	48,929
3,609	Clearway Energy Inc., Class C Shares	111,049
2,632	Montauk Renewables Inc.*	4,843
37,997	Ormat Technologies Inc.	2,824,317
25,575	Sunnova Energy International Inc.*	5,560
7,870	Vistra Corp.	1,263,686

	Total Independent Power & Renewable Electricity Producers	4,432,696

Multi-Utilities - 0.5%
3,376	Avista Corp.	130,010
3,197	Black Hills Corp.	186,928
20,893	NiSource Inc.	826,109
29,524	Northwestern Energy Group Inc.	1,633,563
701	Unitil Corp.	38,436

	Total Multi-Utilities	2,815,046

Water Utilities - 0.1%
1,650	American States Water Co.	130,136
1,459	Cadiz Inc.*	4,297
2,592	California Water Service Group	122,472
513	Consolidated Water Co., Ltd.	13,866
10,995	Essential Utilities Inc.	423,637
397	Global Water Resources Inc.	4,030
1,464	H2O America	76,831
732	Middlesex Water Co.	42,419
734	Pure Cycle Corp.*	7,795
643	York Water Co. (The)	21,000

	Total Water Utilities	846,483

	TOTAL UTILITIES	23,970,781

	TOTAL COMMON STOCKS (Cost - $483,305,170)	580,504,319

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units		Security	Value
WARRANT - 0.0%@
HEALTH CARE - 0.0%@
Health Care Equipment & Supplies - 0.0%@
107		Pulse Biosciences Inc., expires 6/27/29*(b)(f) (Cost - $0)	$338

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $483,305,170)	580,504,657

Face Amount†
SHORT-TERM INVESTMENTS(d) - 3.8%
MONEY MARKET FUND - 1.0%
$ 6,093,217		Invesco STIT - Government & Agency Portfolio, Institutional Class, 4.174%(e)
		(Cost - $6,093,217)	6,093,217

TIME DEPOSITS - 2.8%
9,413,870		Citibank - New York, 3.680% due 6/2/25	9,413,870
1,747,036		JPMorgan Chase & Co. - New York, 3.680% due 6/2/25	1,747,036
29,629	CAD	Royal Bank of Canada - Toronto, 1.570% due 6/2/25	21,590
64		Skandinaviska Enskilda Banken AB - Stockholm, 3.680% due 6/2/25	64
5,350,976		Sumitomo Mitsui Banking Corp. - Tokyo, 3.680% due 6/2/25	5,350,976

		TOTAL TIME DEPOSITS (Cost - $16,533,536)	16,533,536

		TOTAL SHORT-TERM INVESTMENTS (Cost - $22,626,753)	22,626,753

		TOTAL INVESTMENTS - 101.2% (Cost - $505,931,923)	603,131,410

		Liabilities in Excess of Other Assets - (1.2)%	(7,237,317)

		TOTAL NET ASSETS - 100.0%	$595,894,093

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Illiquid security.
(c)	The aggregate value of restricted securities (excluding 144A holdings) at May 31, 2025, amounts to $0 and represents 0.0% of net assets.
(d)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 2.8%.
(e)	Represents investments of collateral received from securities lending transactions.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
#	Security that used significant unobservable inputs to determine fair value. At May 31, 2025, the Fund held a Level 3 securities with a value of $0, representing 0.0% of net assets.

At May 31, 2025, for Morgan Stanley Pathway Small-Mid Cap Equity ETF the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Morgan Stanley Pathway Small-Mid Cap Equity ETF	$ 505,931,923	$ 144,649,570	$ (47,124,987)	$ 97,524,583

Abbreviations used in this schedule:
ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Summary of Investments by Security Sector^
Industrials	20.3%
Information Technology	16.2
Financials	15.0
Health Care	12.8
Consumer Discretionary	9.9
Real Estate	4.7
Energy	4.4
Materials	4.0
Utilities	4.0
Consumer Staples	3.5
Communication Services	2.4
Short-Term Investments	2.8

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

At May 31, 2025, Morgan Stanley Pathway Small-Mid Cap Equity ETF had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation
Contracts to Buy:
E-mini Russell 2000 Index Futures	25	6/25	$2,430,679	$2,585,375	$154,696
S&P MidCap 400 E-mini Index Futures	9	6/25	2,533,290	2,703,690	170,400

					$325,096

At May 31, 2025, Morgan Stanley Pathway Small-Mid Cap Equity ETF had deposited cash of $407,996 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency abbreviation used in this schedule:

CAD	—	Canadian Dollar

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 96.6%
Australia - 3.7%
45,173	AGL Energy Ltd.	$296,960
408,713	AMP Ltd.	327,305
81,014	ANZ Group Holdings Ltd.	1,516,250
36,370	APA Group	195,138
15,553	Aristocrat Leisure Ltd.	625,435
5,131	ASX Ltd.	235,802
50,771	Bendigo & Adelaide Bank Ltd.	392,018
137,254	BHP Group Ltd.	3,365,745
11,582	BlueScope Steel Ltd.	170,821
38,018	Brambles Ltd.	568,246
10,857	CAR Group Ltd.	248,801
55,829	Champion Iron Ltd.	155,773
36,169	Charter Hall Group, REIT	423,530
11,246	Cochlear Ltd.	1,967,927
36,797	Coles Group Ltd.	512,516
45,577	Commonwealth Bank of Australia	5,168,383
13,812	Computershare Ltd.	358,008
27,619	CSL Ltd.	4,396,737
55,511	Evolution Mining Ltd.	316,699
46,751	Fortescue Ltd.	466,565
54,621	Goodman Group, REIT	1,158,567
62,083	Insurance Australia Group Ltd.	345,708
9,580	JB Hi-Fi Ltd.	665,637
62,287	Lottery Corp., Ltd. (The)	204,758
9,842	Macquarie Group Ltd.	1,358,499
61,525	Magellan Financial Group Ltd.	331,850
76,533	Medibank Pvt Ltd.	235,500
82,997	National Australia Bank Ltd.	2,032,620
36,109	Northern Star Resources Ltd.	488,008
30,632	Orica Ltd.	372,925
48,445	Origin Energy Ltd.	337,815
55,522	Paladin Energy Ltd.*	223,238
1,670	Pro Medicus Ltd.	303,444
21,938	Qantas Airways Ltd.	149,994
40,872	QBE Insurance Group Ltd.	609,993
439,338	Ramelius Resources Ltd.	815,428
1,392	REA Group Ltd.	215,041
5,940	Reece Ltd.	59,944
23,443	Rio Tinto Ltd.	1,711,683
38,441	Sandfire Resources Ltd.*	286,029
86,128	Santos Ltd.	364,244
145,555	Scentre Group, REIT	344,296
5,945	SGH Ltd.	194,423
125,283	Sigma Healthcare Ltd.*	251,983
11,934	Sonic Healthcare Ltd.	205,147
118,822	South32 Ltd.	234,028
60,665	Stockland, REIT	213,490
30,254	Suncorp Group Ltd.	402,269
19,546	Technology One Ltd.	517,186
106,770	Telstra Group Ltd.	328,985
84,969	Transurban Group	777,291
147,609	Ventia Services Group Pty Ltd.	450,003
108,712	Vicinity Ltd., REIT	172,882
5,834	Washington H Soul Pattinson & Co., Ltd.	138,496
31,103	Wesfarmers Ltd.	1,664,262
92,533	Westpac Banking Corp.	1,941,746
5,570	WiseTech Global Ltd.	384,568

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Australia - 3.7% - (continued)
50,926	Woodside Energy Group Ltd.	$728,817
33,583	Woolworths Group Ltd.	689,647

	Total Australia	43,619,103

Austria - 0.3%
40,453	Erste Group Bank AG	3,257,247
4,144	OMV AG	221,700
1,904	Verbund AG	148,666

	Total Austria	3,627,613

Belgium - 1.0%
3,770	Ageas SA/NV	246,030
95,779	Anheuser-Busch InBev SA/NV	6,758,589
8,278	Colruyt Group NV	371,980
580	D’ieteren Group	119,203
1,307	Elia Group SA/NV	138,467
2,277	Groupe Bruxelles Lambert NV	186,105
6,368	KBC Group NV	631,206
12	Lotus Bakeries NV	124,168
403	Sofina SA	116,974
22,135	Syensqo SA	1,697,903
9,630	UCB SA	1,757,512

	Total Belgium	12,148,137

Brazil - 0.0%@
33,626	NU Holdings Ltd., Class A Shares*	403,848

Canada - 2.3%
63,135	Alimentation Couche-Tard Inc.	3,273,258
7,228	AtkinsRealis Group Inc.	474,019
85,000	Barrick Mining Corp.	1,630,196
10,152	Boardwalk Real Estate Investment Trust, Class Trust Un Shares	518,345
5,617	Bombardier Inc., Class B Shares*	393,090
14,796	Boralex Inc., Class A Shares	340,372
23,700	Canadian National Railway Co.	2,491,319
79,262	Canadian Pacific Kansas City Ltd.	6,473,915
12,520	Celestica Inc.*	1,449,833
64,515	Dundee Precious Metals Inc.	994,274
5,388	EQB Inc.	371,567
17,513	Finning International Inc.	646,489
6,909	Gildan Activewear Inc., Class A Shares	321,700
81,777	Headwater Exploration Inc.	371,835
19,058	IMAX Corp.*	530,765
2,493	Kinaxis Inc.*	355,017
9,093	Lundin Gold Inc.	439,361
13,942	MDA Space Ltd.*	288,420
8,943	Methanex Corp.	292,593
21,280	Nutrien Ltd.	1,257,247
37,708	NuVista Energy Ltd.*	379,732
178,036	OceanaGold Corp.	792,655
33,775	Secure Waste Infrastructure Corp.(a)	377,042
18,102	Toronto-Dominion Bank (The)	1,250,065
31,612	Vermilion Energy Inc.	206,393
68,399	Whitecap Resources Inc., Class Common S Shares(a)	426,637

	Total Canada	26,346,139

Chile - 0.1%
51,982	Antofagasta PLC	1,245,527

China - 0.4%
15,100	Contemporary Amperex Technology Co., Ltd., Class A Shares	524,256
24,600	Meituan, Class B Shares*(b)	425,444
46,600	Tencent Holdings Ltd.	2,937,361
39,329	Tencent Music Entertainment Group, ADR	662,300
67,800	Yangzijiang Shipbuilding Holdings Ltd.	111,481

	Total China	4,660,842

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Denmark - 2.3%
46	AP Moller - Maersk AS, Class A Shares	$82,550
148	AP Moller - Maersk AS, Class B Shares	268,937
2,223	Ascendis Pharma AS, ADR*	361,993
14,633	Bavarian Nordic AS*	386,575
2,522	Carlsberg AS, Class B Shares	360,848
29,509	Coloplast AS, Class B Shares	2,867,816
19,006	Danske Bank AS	729,200
2,123	Demant AS*	83,268
5,617	DSV AS	1,330,151
432	FLSmidth & Co. AS	25,072
1,763	Genmab AS*	369,930
13,187	ISS AS	354,982
5,263	Jyske Bank AS, Class Registered Shares	495,504
6,987	Netcompany Group AS*(b)	323,833
205,617	Novo Nordisk AS, Class B Shares	14,372,673
9,326	Novonesis (Novozymes) B, Class B Shares	656,828
5,017	Orsted AS*(b)	205,506
9,210	Pandora AS	1,683,512
13,441	Rockwool AS, Class B Shares	639,736
8,742	Tryg AS	224,575
93,905	Vestas Wind Systems AS	1,486,492

	Total Denmark	27,309,981

Finland - 0.8%
3,767	Elisa OYJ	198,916
12,429	Fortum OYJ	214,600
8,088	Kesko OYJ, Class B Shares	195,658
56,321	Kone OYJ, Class B Shares	3,508,319
9,619	Konecranes OYJ	753,011
15,730	Metso OYJ	190,320
11,769	Neste OYJ	126,234
146,947	Nokia OYJ	765,911
85,076	Nordea Bank Abp	1,235,266
10,740	Orion OYJ, Class B Shares	729,606
65,327	Sampo OYJ, Class A Shares	697,697
15,740	Stora Enso OYJ, Class R Shares	159,476
14,072	UPM-Kymmene OYJ	390,220
13,097	Wartsila OYJ Abp	262,699

	Total Finland	9,427,933

France - 11.6%
14,885	Accor SA	790,705
880	Aeroports de Paris SA	118,054
34,073	Air Liquide SA	7,060,191
24,751	Airbus SE	4,558,727
435,274	Alstom SA*	9,846,628
1,837	Amundi SA(b)	149,967
7,877	Arkema SA	563,040
110,729	AXA SA	5,221,219
1,043	BioMerieux	139,903
107,630	BNP Paribas SA	9,434,186
18,376	Bollore SE	116,885
5,183	Bouygues SA	226,002
9,050	Bureau Veritas SA	309,835
25,352	Capgemini SE	4,212,914
14,321	Carrefour SA(a)	214,061
63,167	Cie de Saint-Gobain SA	7,095,685
18,418	Cie Generale des Etablissements Michelin SCA	704,693
1,360	Covivio SA, REIT	81,570
29,331	Credit Agricole SA	536,596
17,641	Danone SA	1,507,164
516	Dassault Aviation SA	186,902
88,391	Dassault Systemes SE	3,313,813

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
France - 11.6% - (continued)
6,543	Edenred SE	$204,635
7,088	Eiffage SA	975,110
23,156	Elis SA(a)	630,856
50,187	Engie SA	1,085,622
13,179	EssilorLuxottica SA(c)	3,663,794
1,079	Eurazeo SE	75,465
13,745	FDJ United(b)	504,835
1,382	Gecina SA, REIT	152,104
8,470	Getlink SE	162,101
1,819	Hermes International SCA	5,017,244
3,733	Ipsen SA*	439,687
47,304	Kering SA	9,317,658
26,379	Klepierre SA, REIT	1,033,402
22,426	Legrand SA	2,734,825
15,029	L’Oréal SA	6,355,643
13,998	LVMH Moët Hennessy Louis Vuitton SE	7,605,941
51,131	Orange SA	763,812
5,452	Pernod Ricard SA	564,411
6,320	Publicis Groupe SA	690,983
16,414	Renault SA	846,184
5,901	Rexel SA	165,846
9,759	Safran SA	2,898,874
91,451	Sanofi SA	9,036,193
773	Sartorius Stedim Biotech	170,386
30,949	Schneider Electric SE	7,756,331
64,295	Societe Generale SA	3,496,035
2,351	Sodexo SA	162,490
2,531	Sopra Steria Group*	545,700
15,434	SPIE SA	784,490
15,960	Technip Energies NV	604,474
4,331	Teleperformance SE	438,152
2,499	Thales SA	765,816
99,165	TotalEnergies SE	5,828,495
3,339	Unibail-Rodamco-Westfield, REIT	316,581
17,658	Vallourec SACA(a)	299,212
17,490	Veolia Environnement SA	601,619
13,388	Vinci SA	1,917,960
735	Virbac SACA	278,035
193,157	Worldline SA*(a)(b)	1,147,970

	Total France	136,427,711

Germany - 9.0%
13,870	adidas AG	3,457,761
18,068	Allianz SE, Class Registered Shares	7,159,412
24,175	BASF SE	1,164,893
27,196	Bayer AG, Class Registered Shares	764,213
29,101	Bayerische Motoren Werke AG	2,582,250
8,011	Bechtle AG	349,440
11,641	Beiersdorf AG	1,595,279
3,634	Bilfinger SE	321,971
3,379	Brenntag SE	228,976
24,196	Commerzbank AG	736,322
2,940	Continental AG	258,047
4,720	Covestro AG*	324,265
6,953	CTS Eventim AG & Co. KGaA	843,531
12,845	Daimler Truck Holding AG	557,623
5,031	Delivery Hero SE, Class A Shares*(b)	139,374
150,280	Deutsche Bank AG, Class Registered Shares	4,161,397
5,176	Deutsche Boerse AG	1,667,000
17,350	Deutsche Lufthansa AG, Class Registered Shares	138,844
25,871	Deutsche Post AG	1,156,983
195,781	Deutsche Telekom AG, Class Registered Shares	7,410,344

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Germany - 9.0% - (continued)
162,757	E.ON SE	$2,852,890
19,362	Evonik Industries AG	419,332
16,386	Freenet AG	541,647
6,216	Fresenius Medical Care AG	353,250
11,637	Fresenius SE & Co. KGaA	570,709
4,090	GEA Group AG	273,447
1,588	Hannover Rueck SE	501,851
8,500	Heidelberg Materials AG	1,665,781
3,162	Henkel AG & Co. KGaA	232,116
315,815	Infineon Technologies AG	12,295,958
8,149	Jungheinrich AG, Class Preferred Shares*	327,563
1,890	Knorr-Bremse AG	191,009
105,646	Lanxess AG	3,257,966
1,990	LEG Immobilien SE(c)	168,816
19,467	Mercedes-Benz Group AG	1,162,830
21,986	Merck KGaA	2,883,862
1,480	MTU Aero Engines AG	589,586
3,634	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	2,357,529
1,510	Nemetschek SE	209,814
17,383	Nordex SE*	352,786
137	Rational AG	112,544
1,214	Rheinmetall AG	2,586,096
16,853	RWE AG	635,177
69,076	SAP SE	20,868,154
7,796	Scout24 SE(b)	1,061,600
29,335	Siemens AG, Class Registered Shares	7,060,482
18,452	Siemens Energy AG*	1,793,300
25,053	Siemens Healthineers AG(b)	1,326,520
7,148	SUSS MicroTec SE	310,642
3,695	Symrise AG, Class A Shares	440,803
39,299	TAG Immobilien AG	664,159
1,647	Talanx AG	213,840
27,201	TeamViewer SE*(b)	317,020
55,627	TUI AG*	464,858
19,811	Vonovia SE(c)	648,661
18,189	Zalando SE*(b)	649,566

	Total Germany	105,380,089

Hong Kong - 1.9%
737,200	AIA Group Ltd.	6,121,152
317,500	BOC Hong Kong Holdings Ltd.	1,334,660
52,000	CK Asset Holdings Ltd.	214,597
70,000	CK Hutchison Holdings Ltd.	392,631
15,500	CK Infrastructure Holdings Ltd.	100,166
46,000	CLP Holdings Ltd.	390,006
1,480	Futu Holdings Ltd., ADR	150,856
64,000	Galaxy Entertainment Group Ltd.	270,715
21,400	Hang Seng Bank Ltd.	298,334
38,894	Henderson Land Development Co., Ltd.	121,759
96,000	HKT Trust & HKT Ltd., Class Miscella Shares	138,238
298,380	Hong Kong & China Gas Co., Ltd.	261,886
31,999	Hong Kong Exchanges & Clearing Ltd.	1,600,827
28,900	Hongkong Land Holdings Ltd.	149,440
39,800	Jardine Matheson Holdings Ltd.	1,766,901
100,000	Kerry Properties Ltd.	239,224
73,180	Link REIT	386,866
43,500	MTR Corp., Ltd.	151,582
36,500	Power Assets Holdings Ltd.	231,156
436,256	Prudential PLC	4,968,929
110,646	Sino Land Co., Ltd.	111,809
35,000	SITC International Holdings Co., Ltd.	111,224
41,000	Sun Hung Kai Properties Ltd.	440,897

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Hong Kong - 1.9% - (continued)
10,000	Swire Pacific Ltd., Class A Shares	$84,962
88,000	Techtronic Industries Co., Ltd.	979,691
320,000	United Laboratories International Holdings Ltd. (The)	593,627
219,500	WH Group Ltd.(b)	201,866
27,000	Wharf Holdings Ltd. (The)	71,799
46,000	Wharf Real Estate Investment Co., Ltd.	115,372
115,000	Yue Yuen Industrial Holdings Ltd.	173,407

	Total Hong Kong	22,174,579

Hungary - 0.1%
27,234	Wizz Air Holdings PLC*(b)	586,824

India - 0.1%
8,889	HDFC Bank Ltd., ADR	670,142

Indonesia - 0.1%
1,321,100	Bank Central Asia Tbk PT	760,367

Ireland - 1.0%
4,997	AerCap Holdings NV	578,303
56,349	AIB Group PLC	442,730
26,748	Bank of Ireland Group PLC	367,122
125,508	Cairn Homes PLC	311,374
4,165	DCC PLC	261,018
90,715	Experian PLC	4,532,719
12,169	James Hardie Industries PLC, CDI*	279,814
4,138	Kerry Group PLC, Class A Shares	451,152
21,550	Kingspan Group PLC	1,847,339
21,918	Ryanair Holdings PLC	581,630
42,910	Smurfit WestRock PLC	1,859,290

	Total Ireland	11,512,491

Isle of Man - 0.0%@
19,165	Playtech PLC	82,224

Israel - 0.5%
1,102	Azrieli Group Ltd.	84,243
33,117	Bank Hapoalim BM	554,790
41,348	Bank Leumi Le-Israel BM	667,700
5,916	Check Point Software Technologies Ltd.*	1,354,054
1,311	CyberArk Software Ltd.*	501,825
733	Elbit Systems Ltd.	294,167
20,044	ICL Group Ltd.	132,251
31,906	Israel Discount Bank Ltd., Class A Shares	271,922
4,203	Mizrahi Tefahot Bank Ltd.	240,588
1,092	Monday.com Ltd.*	324,859
1,739	Nice Ltd.*	289,869
85,550	Teva Pharmaceutical Industries Ltd., ADR*	1,435,529
1,388	Wix.com Ltd.*	206,743

	Total Israel	6,358,540

Italy - 3.1%
13,557	Azimut Holding SpA	396,287
5,106	Banca Mediolanum SpA	84,823
62,996	Banca Monte dei Paschi di Siena SpA	520,996
31,553	Banco BPM SpA	362,792
90,646	BPER Banca SPA(a)	805,379
2,425	Brunello Cucinelli SpA	298,640
15,743	Buzzi SpA	809,734
16,935	Davide Campari-Milano NV	110,554
9,919	De’Longhi SpA	324,996
3,498	DiaSorin SpA	363,190
660,783	Enel SpA	6,070,182
57,276	Eni SpA	846,404
9,106	Ferrari NV	4,362,403
99,953	FinecoBank Banca Fineco SpA	2,162,110
23,837	Generali	868,352
8,271	Infrastrutture Wireless Italiane SpA(b)	97,036

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Italy - 3.1% - (continued)
410,996	Intesa Sanpaolo SpA	$2,294,909
128,948	Iren SpA	401,107
20,355	Iveco Group NV	406,269
11,095	Leonardo SpA	690,512
18,518	Lottomatica Group SpA	487,332
28,025	Maire SpA	357,855
13,330	Mediobanca Banca di Credito Finanziario SpA	317,156
6,537	Moncler SpA	409,471
14,610	Nexi SpA(b)	87,989
12,751	Poste Italiane SpA(b)	276,913
7,736	Prysmian SpA	498,094
38,114	Recordati Industria Chimica e Farmaceutica SpA	2,287,003
3,057	Reply SpA	516,033
57,423	Snam SpA	343,777
257,419	Telecom Italia SpA*	110,151
39,015	Terna - Rete Elettrica Nazionale	398,271
114,864	UniCredit SpA	7,390,098
9,377	Unipol Assicurazioni SpA	183,734

	Total Italy	35,940,552

Japan - 18.6%
17,500	ABC-Mart Inc.	341,573
20,600	Advantest Corp.	1,055,717
18,000	Aeon Co., Ltd.	553,944
6,000	AGC Inc.	177,426
13,000	Aisin Corp.	164,748
24,300	Ajinomoto Co., Inc.	606,778
5,100	ANA Holdings Inc.	101,288
29,900	Anritsu Corp.	339,375
12,200	Anycolor Inc.	335,062
39,300	Asahi Group Holdings Ltd.	520,676
108,300	Asahi Intecc Co., Ltd.	1,678,764
33,700	Asahi Kasei Corp.	235,989
18,100	Asics Corp.	438,470
49,300	Astellas Pharma Inc.	486,632
41,000	Azbil Corp.	360,088
16,800	Bandai Namco Holdings Inc.	533,321
7,900	BIPROGY Inc.	320,516
41,400	Bridgestone Corp.	1,776,592
24,600	Canon Inc.(a)	751,319
10,000	Capcom Co., Ltd.	296,788
21,300	Central Japan Railway Co.	466,058
13,100	Chiba Bank Ltd. (The)	118,282
17,500	Chubu Electric Power Co., Inc.	215,075
18,000	Chugai Pharmaceutical Co., Ltd.	947,351
26,600	Concordia Financial Group Ltd.	169,208
27,200	Credit Saison Co., Ltd.	738,607
10,800	Dai Nippon Printing Co., Ltd.	158,934
47,500	Daicel Corp.	403,893
33,100	Daido Steel Co., Ltd.	222,591
8,800	Daifuku Co., Ltd.	236,158
95,500	Dai-ichi Life Holdings Inc.	738,955
46,700	Daiichi Sankyo Co., Ltd.	1,247,444
30,400	Daikin Industries Ltd.	3,487,680
1,500	Daito Trust Construction Co., Ltd.	168,817
15,400	Daiwa House Industry Co., Ltd.	520,553
35,800	Daiwa Securities Group Inc.	243,755
52,000	Denso Corp.	702,812
4,900	Dentsu Group Inc.	106,360
6,900	Dentsu Soken Inc.	324,983
19,300	Dexerials Corp.	279,318
2,600	Disco Corp.	594,492

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 18.6% - (continued)
24,700	East Japan Railway Co.	$520,179
24,700	Ebara Corp.	394,463
7,100	Eisai Co., Ltd.	203,224
75,450	ENEOS Holdings Inc.	355,005
205,100	FANUC Corp.	5,475,479
5,700	Fast Retailing Co., Ltd.	1,901,915
10,600	Food & Life Cos., Ltd.	455,829
4,200	Fuji Electric Co., Ltd.	185,215
104,900	FUJIFILM Holdings Corp.	2,378,504
6,600	Fujikura Ltd.	308,495
200,600	Fujitsu Ltd.	4,582,278
10,500	Fuyo General Lease Co., Ltd.	289,854
16,200	GS Yuasa Corp.	294,423
5,900	Hankyu Hanshin Holdings Inc.	158,843
500	Hikari Tsushin Inc.	136,002
207,300	Hitachi Ltd.	5,732,804
114,800	Honda Motor Co., Ltd.	1,170,465
4,200	Horiba Ltd.	298,875
3,200	Hoshizaki Corp.	119,666
32,100	Hoya Corp.	3,791,372
12,100	Hulic Co., Ltd.	123,037
20,985	Idemitsu Kosan Co., Ltd.	127,514
3,900	IHI Corp.	379,037
38,200	INFRONEER Holdings Inc.	311,662
24,400	Inpex Corp.	328,156
828	Invincible Investment Corp., REIT	352,836
14,400	Isuzu Motors Ltd.	194,541
61,700	ITOCHU Corp.	3,266,846
3,700	Japan Airlines Co., Ltd.	74,768
140,500	Japan Exchange Group Inc.	1,562,012
49,700	Japan Post Bank Co., Ltd.	537,608
48,300	Japan Post Holdings Co., Ltd.	470,718
6,100	Japan Post Insurance Co., Ltd.	133,563
32,200	Japan Tobacco Inc.	989,374
16,800	JFE Holdings Inc.	198,599
11,700	Kajima Corp.	288,109
37,200	Kanadevia Corp.	242,248
15,600	Kandenko Co., Ltd.	323,226
8,700	Kaneka Corp.	235,686
26,000	Kansai Electric Power Co., Inc. (The)	298,244
12,700	Kao Corp.	578,960
10,100	Kawasaki Kisen Kaisha Ltd.	151,250
177,800	KDDI Corp.	3,073,452
178	KDX Realty Investment Corp., REIT, Class A Shares	187,408
17,000	Keyence Corp.	7,180,570
18,200	Kikkoman Corp.	166,425
13,200	Kinden Corp.	358,142
21,700	Kirin Holdings Co., Ltd.	311,609
3,800	Kobe Bussan Co., Ltd.	120,161
20,700	Kokusai Electric Corp.	432,245
24,700	Komatsu Ltd.	751,372
2,600	Konami Group Corp.	352,798
28,500	Kubota Corp.	326,447
35,300	Kyocera Corp.	433,579
13,300	Kyoritsu Maintenance Co., Ltd.	321,953
6,800	Kyowa Kirin Co., Ltd.	111,899
10,500	Lasertec Corp.	1,066,559
22,400	Lion Corp.	243,362
73,900	LY Corp.	268,209
10,400	M3 Inc.	146,100
7,200	Makita Corp.	219,966

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 18.6% - (continued)
38,700	Marubeni Corp.	$784,076
9,500	MatsukiyoCocokara & Co.	192,506
136,800	Mebuki Financial Group Inc.	667,894
8,700	Meidensha Corp.	261,000
7,400	MEIJI Holdings Co., Ltd.	165,845
8,500	MINEBEA MITSUMI Inc.	118,887
91,300	MISUMI Group Inc.	1,202,355
41,200	Mitsubishi Chemical Group Corp.	218,896
91,800	Mitsubishi Corp.	1,857,308
52,200	Mitsubishi Electric Corp.	1,054,159
77,900	Mitsubishi Estate Co., Ltd.	1,420,497
21,400	Mitsubishi Gas Chemical Co., Inc.	328,299
23,200	Mitsubishi HC Capital Inc.	170,605
87,100	Mitsubishi Heavy Industries Ltd.	2,003,303
311,500	Mitsubishi UFJ Financial Group Inc.	4,335,226
68,000	Mitsui & Co., Ltd.	1,419,232
72,600	Mitsui Fudosan Co., Ltd.	697,464
10,500	Mitsui Mining & Smelting Co., Ltd.	357,394
8,900	Mitsui OSK Lines Ltd.	314,629
64,290	Mizuho Financial Group Inc.	1,762,456
6,000	MonotaRO Co., Ltd.	124,325
14,900	Morinaga Milk Industry Co., Ltd.	343,024
130,700	MS&AD Insurance Group Holdings Inc.	3,105,133
296,300	Murata Manufacturing Co., Ltd.	4,263,495
33,500	NEC Corp.	881,802
9,500	Nexon Co., Ltd.	176,436
37,100	NHK Spring Co., Ltd.	410,243
21,900	Nidec Corp.	422,293
75,400	Nintendo Co., Ltd.	6,148,815
261	Nippon Accommodations Fund Inc., REIT, Class A Shares	208,448
213	Nippon Building Fund Inc., REIT	194,789
14,300	Nippon Electric Glass Co., Ltd.	341,913
19,400	Nippon Express Holdings Inc.	359,077
25,800	Nippon Paint Holdings Co., Ltd.	194,168
5,100	Nippon Sanso Holdings Corp.	182,268
26,300	Nippon Steel Corp.	530,622
796,500	Nippon Telegraph & Telephone Corp.	885,505
11,400	Nippon Yusen KK	414,739
63,100	Nissan Motor Co., Ltd.*	159,573
5,300	Nissin Foods Holdings Co., Ltd.	112,773
72,000	Nissui Corp.	423,876
11,900	Nitori Holdings Co., Ltd.	1,189,668
8,600	Nitto Boseki Co., Ltd.	311,091
19,500	Nitto Denko Corp.	354,830
82,700	Nomura Holdings Inc.	503,740
25,480	Nomura Research Institute Ltd.	995,623
16,900	NTT Data Group Corp.	463,835
17,000	Obayashi Corp.	256,118
94,200	Obic Co., Ltd.	3,440,276
32,600	Olympus Corp.	417,195
4,000	Omron Corp.	104,173
11,200	Ono Pharmaceutical Co., Ltd.	122,492
800	Oracle Corp. Japan	93,953
29,600	Oriental Land Co., Ltd.	659,123
31,600	ORIX Corp.	667,904
9,400	Osaka Gas Co., Ltd.	238,989
5,900	Otsuka Corp.	121,230
12,100	Otsuka Holdings Co., Ltd.	614,610
9,600	PAL Group Holdings Co., Ltd.	236,772
10,200	Pan Pacific International Holdings Corp.	334,591
62,400	Panasonic Holdings Corp.	715,397

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 18.6% - (continued)
28,900	Park24 Co., Ltd.	$403,724
41,400	Rakuten Group Inc.*	227,552
57,100	Recruit Holdings Co., Ltd.	3,451,020
667,000	Renesas Electronics Corp.	8,211,880
57,200	Resona Holdings Inc.	500,864
34,200	Resorttrust Inc.(a)	388,580
16,000	Ricoh Co., Ltd.	148,930
70,000	Round One Corp.	534,379
40,200	Sankyo Co., Ltd.	702,271
6,300	Sankyu Inc.	302,325
4,900	Sanrio Co., Ltd.	215,962
42,000	Santen Pharmaceutical Co., Ltd.	467,179
29,600	Sanwa Holdings Corp.	1,019,162
28,200	Sawai Group Holdings Co., Ltd.	350,782
7,000	SBI Holdings Inc.	213,662
2,000	SCREEN Holdings Co., Ltd.	142,231
4,800	SCSK Corp.	145,748
10,900	Secom Co., Ltd.	397,849
10,400	Sekisui Chemical Co., Ltd.	180,197
15,900	Sekisui House Ltd.	361,100
59,200	Seven & i Holdings Co., Ltd.	895,609
7,100	SG Holdings Co., Ltd.	69,363
67,100	Shimadzu Corp.	1,629,394
5,900	Shimano Inc.	843,438
142,400	Shin-Etsu Chemical Co., Ltd.	4,542,257
19,700	Shionogi & Co., Ltd.	332,089
9,800	Shiseido Co., Ltd.	158,765
23,500	SMC Corp.	8,802,306
769,300	Softbank Corp.	1,178,788
25,800	SoftBank Group Corp.	1,337,335
88,600	Sompo Holdings Inc.	2,702,876
284,100	Sony Group Corp.	7,557,186
16,700	Subaru Corp.	307,606
11,400	Sumitomo Bakelite Co., Ltd.	310,033
30,500	Sumitomo Corp.	777,399
18,600	Sumitomo Electric Industries Ltd.	386,024
8,300	Sumitomo Forestry Co., Ltd.	241,082
6,700	Sumitomo Metal Mining Co., Ltd.	152,624
255,700	Sumitomo Mitsui Financial Group Inc.	6,489,114
16,900	Sumitomo Mitsui Trust Group Inc.	455,608
7,900	Sumitomo Realty & Development Co., Ltd.	303,368
4,200	Suntory Beverage & Food Ltd.	136,383
42,800	Suzuki Motor Corp.	545,860
7,800	SWCC Corp.	379,774
137,700	Sysmex Corp.	2,328,797
14,000	T&D Holdings Inc.	318,373
12,800	Taiheiyo Cement Corp.	327,285
4,300	Taisei Corp.	239,546
42,654	Takeda Pharmaceutical Co., Ltd.	1,281,388
9,100	Takeuchi Manufacturing Co., Ltd.	292,283
53,300	TDK Corp.	584,929
17,000	TechnoPro Holdings Inc.	463,682
236,400	Terumo Corp.	4,349,463
6,200	TIS Inc.	203,849
3,300	Toho Co., Ltd.	174,681
35,000	Tohoku Electric Power Co., Inc.	244,046
49,900	Tokio Marine Holdings Inc.	2,094,945
12,000	Tokyo Electron Ltd.	1,892,016
9,700	Tokyo Gas Co., Ltd.	326,575
9,200	Tokyo Metro Co., Ltd.	116,293
7,900	Tokyo Seimitsu Co., Ltd.	435,613

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 18.6% - (continued)
22,700	Tokyo Tatemono Co., Ltd.	$402,999
13,300	Tokyu Corp.	161,449
65,200	Tokyu Fudosan Holdings Corp.	479,950
7,200	TOPPAN Holdings Inc.	192,749
37,900	Toray Industries Inc.	260,594
7,300	Toyo Suisan Kaisha Ltd.	484,085
23,000	Toyo Tire Corp.	474,821
20,600	Toyoda Gosei Co., Ltd.	398,485
16,400	Toyota Industries Corp.	2,044,826
257,700	Toyota Motor Corp.	4,890,340
16,500	Toyota Tsusho Corp.	348,593
3,300	Trend Micro Inc.	246,815
12,100	Tsumura & Co.	287,053
147,200	Unicharm Corp.	1,171,889
11,600	West Japan Railway Co.	251,492
7,200	Yakult Honsha Co., Ltd.	145,696
47,100	Yamaguchi Financial Group Inc.	496,778
25,200	Yamaha Motor Co., Ltd.	192,444
6,700	Yokogawa Electric Corp.	163,727
2,700	Zensho Holdings Co., Ltd.	148,503
10,300	ZOZO Inc.	111,697

	Total Japan	218,144,917

Luxembourg - 0.4%
108,674	ArcelorMittal SA	3,327,241
5,981	CVC Capital Partners PLC(b)	111,246
3,240	Eurofins Scientific SE	216,187
13,409	Millicom International Cellular SA	502,972
10,795	Tenaris SA	180,919

	Total Luxembourg	4,338,565

Macau - 0.0%@
213,600	MGM China Holdings Ltd.	301,672
68,000	Sands China Ltd.*	132,744

	Total Macau	434,416

Netherlands - 5.1%
13,233	ABN AMRO Bank NV, Dutch Certificate, GDR(b)	342,298
684	Adyen NV*(b)	1,313,158
36,885	Aegon Ltd.	264,267
96,730	Akzo Nobel NV	6,589,167
1,663	Argenx SE*	953,293
2,412	ASM International NV	1,314,605
20,981	ASML Holding NV	15,591,317
13,540	ASR Nederland NV	868,628
5,660	BE Semiconductor Industries NV	685,315
7,084	Euronext NV(b)	1,153,839
2,311	EXOR NV	222,622
13,702	Ferrovial SE	699,020
3,501	Fugro NV	44,419
3,388	Heineken Holding NV	263,969
67,242	Heineken NV	6,000,882
1,577	IMCD NV	214,074
242,470	ING Groep NV	5,145,853
5,341	JDE Peet’s NV	146,921
25,343	Koninklijke Ahold Delhaize NV	1,069,699
108,136	Koninklijke KPN NV	508,587
204,314	Koninklijke Philips NV*	4,727,986
7,157	NN Group NV	450,529
35,520	Prosus NV*	1,826,422
5,579	QIAGEN NV*	251,734
3,029	Randstad NV	127,217
55,965	Stellantis NV	570,692
131,743	Universal Music Group NV	4,208,907

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Netherlands - 5.1% - (continued)
23,653	Wolters Kluwer NV	$4,198,771

	Total Netherlands	59,754,191

New Zealand - 0.2%
40,319	Auckland International Airport Ltd.	181,909
20,347	Contact Energy Ltd.	111,273
16,312	Fisher & Paykel Healthcare Corp., Ltd.	357,062
24,727	Infratil Ltd.	156,434
40,477	Meridian Energy Ltd.	132,802
8,568	Xero Ltd.*	1,017,529

	Total New Zealand	1,957,009

Norway - 0.5%
8,484	Aker BP ASA	195,029
96,763	DNB Bank ASA	2,590,781
22,113	Equinor ASA	518,173
5,008	Gjensidige Forsikring ASA	126,785
2,455	Kongsberg Gruppen ASA	431,809
13,463	Mowi ASA	251,400
167,218	Norsk Hydro ASA	915,694
19,166	Orkla ASA	216,919
1,761	Salmar ASA	78,414
16,617	Telenor ASA	255,602
3,984	Yara International ASA	142,854

	Total Norway	5,723,460

Poland - 0.0%@
5,502	InPost SA*	90,510

Portugal - 0.2%
81,309	EDP SA	325,721
11,985	Galp Energia SGPS SA	191,462
62,187	Jeronimo Martins SGPS SA	1,558,741

	Total Portugal	2,075,924

Singapore - 1.3%
1,188,758	CapitaLand Ascendas REIT(d)	2,443,105
159,228	CapitaLand Integrated Commercial Trust, REIT	258,073
69,900	CapitaLand Investment Ltd.	136,618
98,040	DBS Group Holdings Ltd.	3,400,584
188,800	Genting Singapore Ltd.	101,029
65,857	Grab Holdings Ltd., Class A Shares*	320,724
257,200	Keppel DC REIT	436,834
39,300	Keppel Ltd.	206,969
91,100	Oversea-Chinese Banking Corp., Ltd.	1,146,738
10,392	Sea Ltd., ADR*	1,666,565
146,400	Sembcorp Industries Ltd.	751,661
39,350	Singapore Airlines Ltd.	217,588
20,400	Singapore Exchange Ltd.	221,163
45,400	Singapore Technologies Engineering Ltd.	275,335
203,600	Singapore Telecommunications Ltd.	603,031
120,803	United Overseas Bank Ltd.	3,318,239
56,800	Wilmar International Ltd.	134,347

	Total Singapore	15,638,603

South Africa - 0.0%@
57,442	Investec PLC	411,586

South Korea - 1.5%
13,034	Classys Inc.	536,893
4,794	E-MART Inc.	316,206
961	HD Hyundai Electric Co., Ltd.	263,778
1,564	Hugel Inc.*	374,971
1,005	Hyosung Heavy Industries Corp.	452,075
8,390	Hyundai Rotem Co., Ltd.	889,310
9,267	IsuPetasys Co., Ltd.	257,719
5,400	Kolmar Korea Co., Ltd.*	323,242
34,752	Korea Electric Power Corp.	764,071

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
South Korea - 1.5% - (continued)
9,370	LEENO Industrial Inc.	$268,696
2,307	PharmaResearch Co., Ltd.	753,322
9,574	Poongsan Corp.	429,787
15,639	Samsung E&A Co., Ltd.	246,258
203,428	Samsung Electronics Co., Ltd.	8,277,923
4,074	Samsung Fire & Marine Insurance Co., Ltd.	1,194,975
2,693	Samsung SDI Co., Ltd.	327,986
44,149	Shinhan Financial Group Co., Ltd.	1,844,860
9,819	Silicon2 Co., Ltd.*	334,729
4,212	SOOP Co., Ltd.	257,214

	Total South Korea	18,114,015

Spain - 2.9%
624	Acciona SA	100,863
5,144	ACS Actividades de Construccion y Servicios SA	338,673
2,060	Aena SME SA(b)	555,116
47,903	Amadeus IT Group SA	3,986,324
321,354	Banco Bilbao Vizcaya Argentaria SA	4,835,889
143,055	Banco de Sabadell SA	457,119
411,035	Banco Santander SA	3,293,184
188,230	Bankinter SA	2,430,451
108,949	CaixaBank SA	929,219
14,761	Cellnex Telecom SA(b)	566,418
8,669	EDP Renovaveis SA	87,135
8,539	Endesa SA	260,957
7,354	Grifols SA*	79,245
273,082	Iberdrola SA	4,995,609
20,767	Indra Sistemas SA(a)	855,237
126,709	Industria de Diseno Textil SA	6,868,189
12,056	Logista Integral SA	389,795
172,080	Mapfre SA	653,277
49,264	Merlin Properties Socimi SA, REIT	609,988
6,811	Redeia Corp. SA	140,992
30,651	Repsol SA	413,318
102,751	Telefonica SA	551,512

	Total Spain	33,398,510

Sweden - 2.4%
6,878	AddTech AB, Class B Shares	237,822
8,102	Alfa Laval AB	344,725
27,365	Assa Abloy AB, Class B Shares	867,967
74,688	Atlas Copco AB, Class A Shares	1,199,859
204,812	Atlas Copco AB, Class B Shares	2,919,288
19,076	Avanza Bank Holding AB	684,569
11,113	Beijer Ref AB, Class B Shares	165,076
44,745	Billerud Aktiebolag	489,274
7,910	Boliden AB*	247,639
269,553	Electrolux AB, Class B Shares*	1,757,986
17,088	Epiroc AB, Class A Shares	382,580
11,308	Epiroc AB, Class B Shares	221,295
10,446	EQT AB(a)	306,017
15,963	Essity AB, Class B Shares	465,411
3,992	Evolution AB(b)	274,078
20,071	Fastighets AB Balder, Class B Shares*	140,832
14,644	H & M Hennes & Mauritz AB, Class B Shares	209,819
74,684	Hexagon AB, Class B Shares	753,036
2,473	Holmen AB, Class B Shares	102,475
3,371	Industrivarden AB, Class A Shares	122,848
4,023	Industrivarden AB, Class C Shares	146,154
6,879	Indutrade AB	187,559
4,075	Investment AB Latour, Class B Shares	108,121
46,646	Investor AB, Class B Shares	1,381,626
1,894	L E Lundbergforetagen AB, Class B Shares	96,772

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Sweden - 2.4% - (continued)
6,336	Lifco AB, Class B Shares	$259,467
9,553	Loomis AB, Class B Shares	371,245
19,246	NCC AB, Class B Shares	366,220
39,580	Nibe Industrier AB, Class B Shares(a)	162,258
8,874	Saab AB, Class B Shares	449,501
6,621	Sagax AB, Class B Shares	145,131
28,834	Sandvik AB	634,395
12,710	Securitas AB, Class B Shares	188,654
43,898	Skandinaviska Enskilda Banken AB, Class A Shares	736,655
8,894	Skanska AB, Class B Shares	212,616
9,099	SKF AB, Class B Shares	201,525
7,585	Spotify Technology SA*	5,045,087
252,642	Storskogen Group AB, Class B Shares	290,528
17,496	Svenska Cellulosa AB SCA, Class B Shares	236,707
123,814	Svenska Handelsbanken AB, Class A Shares	1,660,839
23,547	Swedbank AB, Class A Shares	640,495
5,394	Swedish Orphan Biovitrum AB*	165,044
13,860	Tele2 AB, Class B Shares	207,814
75,352	Telefonaktiebolaget LM Ericsson, Class B Shares	640,734
61,275	Telia Co. AB	237,447
5,952	Trelleborg AB, Class B Shares	218,210
42,764	Volvo AB, Class B Shares	1,193,723
44,405	Wihlborgs Fastigheter AB	446,822

	Total Sweden	28,523,945

Switzerland - 7.6%
69,229	ABB Ltd., Class Registered Shares	3,918,503
8,872	Accelleron Industries AG	513,667
30,787	Alcon AG	2,646,918
9,799	Avolta AG	527,524
1,148	Baloise Holding AG, Class Registered Shares	273,472
842	Banque Cantonale Vaudoise, Class Registered Shares	97,695
107	Barry Callebaut AG, Class Registered Shares	109,679
362	Belimo Holding AG, Class Registered Shares	351,099
2,174	BKW AG	458,162
635	Bucher Industries AG, Class Registered Shares	307,844
129	Chocoladefabriken Lindt & Spruengli AG	2,069,926
3	Chocoladefabriken Lindt & Spruengli AG, Class Registered Shares	470,045
27,547	Cie Financiere Richemont SA, Class Registered Shares	5,211,780
23,332	Coca-Cola HBC AG*	1,217,769
4,669	DKSH Holding AG	366,075
4,944	DSM-Firmenich AG	552,996
209	EMS-Chemie Holding AG, Class Registered Shares	158,823
1,139	Flughafen Zurich AG, Class Registered Shares	315,762
2,902	Galderma Group AG	382,419
5,737	Galenica AG(b)	594,237
888	Geberit AG, Class Registered Shares	663,684
249	Givaudan SA, Class Registered Shares	1,252,736
278,405	Glencore PLC*	1,069,881
1,054	Helvetia Holding AG, Class Registered Shares	250,521
14,267	Holcim AG*	1,586,624
15,971	Julius Baer Group Ltd.	1,054,247
1,368	Kuehne + Nagel International AG, Class Registered Shares	309,236
7,009	Logitech International SA, Class Registered Shares	583,567
8,567	Lonza Group AG, Class Registered Shares	5,951,489
71,095	Nestlé SA, Class Registered Shares	7,575,078
51,596	Novartis AG, Class Registered Shares	5,987,971
611	Partners Group Holding AG	823,772
4,530	PSP Swiss Property AG, Class Registered Shares	797,096
59,385	Roche Holding AG	19,277,218
11,662	Sandoz Group AG	594,701
1,136	Schindler Holding AG	404,744

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Switzerland - 7.6% - (continued)
580	Schindler Holding AG, Class Registered Shares	$199,293
32,870	SGS SA, Class Registered Shares	3,438,332
3,240	Siegfried Holding AG, Class Registered Shares*	381,936
8,596	SIG Group AG*	176,046
4,101	Sika AG, Class Registered Shares	1,096,894
1,402	Sonova Holding AG, Class Registered Shares	441,413
18,810	STMicroelectronics NV	471,126
3,101	Straumann Holding AG, Class Registered Shares	399,690
4,133	Sulzer AG, Class Registered Shares	782,836
755	Swatch Group AG (The)	127,217
771	Swiss Life Holding AG, Class Registered Shares	773,042
2,183	Swiss Prime Site AG, Class Registered Shares	310,361
8,307	Swiss Re AG	1,474,143
717	Swisscom AG, Class Registered Shares	493,146
2,153	Swissquote Group Holding SA, Class Registered Shares	1,288,892
5,579	Temenos AG, Class Registered Shares	414,132
89,071	UBS Group AG, Class Registered Shares	2,850,699
6,888	VAT Group AG(b)	2,620,349
3,963	Zurich Insurance Group AG	2,792,157

	Total Switzerland	89,258,664

Taiwan - 0.5%
29,000	Taiwan Semiconductor Manufacturing Co., Ltd.	923,507
27,900	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	5,393,628

	Total Taiwan	6,317,135

United Kingdom - 16.4%
26,259	3i Group PLC	1,445,502
7,381	Admiral Group PLC	333,634
34,932	Anglo American PLC	1,042,486
5,075	ARM Holdings PLC, ADR*(a)	632,041
11,701	Ashtead Group PLC	685,758
8,690	Associated British Foods PLC	244,384
114,578	AstraZeneca PLC	16,657,322
24,939	Auto Trader Group PLC(b)	267,500
72,951	Aviva PLC	602,466
50,581	Babcock International Group PLC	640,632
167,989	BAE Systems PLC	4,295,596
79,665	Balfour Beatty PLC	536,673
2,371,694	Barclays PLC	10,523,179
123,470	Barratt Redrow PLC	768,761
63,368	Beazley PLC	808,583
37,072	Berkeley Group Holdings PLC	2,108,380
1,574,128	BP PLC	7,647,365
111,786	British American Tobacco PLC	5,029,249
87,339	British Land Co. PLC (The), REIT	461,002
166,050	BT Group PLC(a)	402,326
39,997	Bunzl PLC	1,281,474
136,232	Centrica PLC	291,337
6,136	Coca-Cola Europacific Partners PLC	563,223
150,618	Compass Group PLC	5,301,270
8,173	Computacenter PLC	287,835
132,534	ConvaTec Group PLC(b)	518,966
5,700	Cranswick PLC	409,541
3,343	Croda International PLC	138,574
266,652	Currys PLC*	438,050
347,596	Diageo PLC	9,464,681
40,754	Drax Group PLC	363,702
41,352	easyJet PLC	322,009
19,564	Endeavour Mining PLC	599,743
16,533	Entain PLC	167,311
392,271	GSK PLC	7,990,438
669,960	Haleon PLC	3,737,447

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
United Kingdom - 16.4% - (continued)
48,313	Halma PLC	$1,892,500
132,660	Harbour Energy PLC	319,455
23,941	Hikma Pharmaceuticals PLC	692,206
482,089	HSBC Holdings PLC	5,693,656
13,786	IMI PLC	370,734
21,707	Imperial Brands PLC	821,366
28,212	Inchcape PLC	259,263
36,716	Informa PLC	390,126
4,104	InterContinental Hotels Group PLC	470,634
16,412	Intermediate Capital Group PLC	445,895
31,896	International Consolidated Airlines Group SA	140,344
4,193	Intertek Group PLC	271,439
47,509	J Sainsbury PLC	182,692
64,950	JD Sports Fashion PLC	73,591
17,484	JET2 PLC	439,588
736,870	Kingfisher PLC	2,757,030
17,188	Land Securities Group PLC, REIT	147,047
355,110	Legal & General Group PLC	1,190,533
3,937,157	Lloyds Banking Group PLC	4,110,695
12,926	London Stock Exchange Group PLC	1,964,256
149,455	LondonMetric Property PLC, REIT	406,249
62,387	M&G PLC	199,786
53,416	Marks & Spencer Group PLC	268,989
34,070	Melrose Industries PLC	216,047
11,549	Mondi PLC	187,675
336,177	National Grid PLC(a)	4,757,609
338,662	NatWest Group PLC	2,402,890
3,238	Next PLC	561,658
18,301	Nomad Foods Ltd.	320,268
55,594	OSB Group PLC	367,168
15,717	Pearson PLC	246,928
18,824	Phoenix Group Holdings PLC	161,307
171,155	Reckitt Benckiser Group PLC	11,633,836
143,325	RELX PLC	7,728,944
70,755	Rentokil Initial PLC	335,920
32,454	Rightmove PLC	325,957
30,967	Rio Tinto PLC	1,844,138
1,044,856	Rolls-Royce Holdings PLC	12,255,117
222,818	Sage Group PLC (The)	3,661,057
19,403	Schroders PLC	93,241
270,346	Segro PLC, REIT	2,547,420
7,835	Severn Trent PLC	286,049
268,535	Shell PLC	8,873,155
194,782	Smith & Nephew PLC	2,827,962
33,475	Smiths Group PLC	975,116
14,725	Softcat PLC	356,483
1,975	Spirax Group PLC	152,615
30,465	SSE PLC	724,326
38,814	St. James’s Place PLC	585,876
201,795	Standard Chartered PLC	3,161,568
185,240	Tesco PLC	969,008
68,309	Trainline PLC*(b)	249,442
210,310	Tritax Big Box REIT PLC	417,578
111,550	Unilever PLC	7,105,090
17,837	United Utilities Group PLC	282,108
548,521	Vodafone Group PLC	569,918
9,926	Weir Group PLC (The)	325,729
158,553	WH Smith PLC	2,242,794
29,312	Whitbread PLC	1,144,870
17,522	Wise PLC, Class A Shares*	260,370
28,194	WPP PLC	227,686

	Total United Kingdom	191,901,437

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units		Security	Value
United States - 0.6%
258		Booking Holdings Inc.	$1,423,884
180,490		Carnival Corp.*	4,190,978
3,286		Ferguson Enterprises Inc.	599,169
12,310		Liberty Media Corp.-Liberty Formula One, Class C Shares*	1,188,284

		Total United States	7,402,315

Uruguay - 0.1%
228		MercadoLibre Inc.*	584,430

		TOTAL COMMON STOCKS (Cost - $789,606,593)	1,132,752,274

PREFERRED STOCKS - 0.1%
Germany - 0.1%
1,468		Bayerische Motoren Werke AG, Class Preferred Shares	121,690
2,720		Dr ING hc F Porsche AG, Class Preferred Shares(b)	131,178
4,468		Henkel AG & Co. KGaA, Class Preferred Shares	357,707
4,132		Porsche Automobil Holding SE, Class Preferred Shares	164,707
716		Sartorius AG, Class Preferred Shares	171,633
5,583		Volkswagen AG, Class Preferred Shares	604,803

		TOTAL PREFERRED STOCKS (Cost - $1,790,980)	1,551,718

OPEN END MUTUAL FUND SECURITY - 0.1%
United States - 0.1%
21,340		Vanguard FTSE Developed Markets ETF, Common Class Shares (Cost - $958,478)	1,186,077

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $792,356,051)	1,135,490,069

Face Amount†
SHORT-TERM INVESTMENTS(e) - 2.7%
MONEY MARKET FUND - 0.4%
$ 4,914,925		Invesco STIT - Government & Agency Portfolio, Institutional Class, 4.174%(f) (Cost - $4,914,925)	4,914,925

TIME DEPOSITS - 2.3%
37,728	AUD	ANZ National Bank - Hong Kong, 2.570% due 6/2/25	24,321
6,393,953		ANZ National Bank - London, 3.680% due 6/2/25	6,393,953
		BBH - New York:
194,332	DKK	0.730% due 6/2/25	29,581
332,484	SEK	1.070% due 6/2/25	34,682
471,103	EUR	1.080% due 6/2/25	534,938
10,279	NZD	2.000% due 6/3/25	6,142
268,532	NOK	3.230% due 6/2/25	26,312
1,444	ZAR	5.450% due 6/2/25	80
		Citibank - London:
996,308	EUR	1.080% due 6/2/25	1,131,307
346,064	GBP	3.170% due 6/2/25	466,303
3,868,264		Citibank - New York, 3.680% due 6/2/25	3,868,264
657,377	HKD	HSBC Bank - Hong Kong, 0.000% due 6/2/25	83,838
120,761	SGD	HSBC Bank - Singapore, 0.640% due 6/2/25	93,639
2,976,554		JPMorgan Chase & Co. - New York, 3.680% due 6/2/25	2,976,554
2,416	CAD	Royal Bank of Canada - Toronto, 1.570% due 6/2/25	1,761
		Skandinaviska Enskilda Banken AB - Stockholm:
431,901	CHF	0.000% due 6/2/25	524,916
9,300,142		3.680% due 6/2/25	9,300,142
		Sumitomo Mitsui Banking Corp. - Tokyo:
14,796,023	JPY	0.120% due 6/2/25	102,825
771,334		3.680% due 6/2/25	771,334

		TOTAL TIME DEPOSITS (Cost - $26,370,892)	26,370,892

		TOTAL SHORT-TERM INVESTMENTS (Cost - $31,285,817)	31,285,817

		TOTAL INVESTMENTS - 99.5% (Cost - $823,641,868)	1,166,775,886

		Other Assets in Excess of Liabilities - 0.5%	5,941,554

		TOTAL NET ASSETS - 100.0%	$1,172,717,440

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	All or a portion of this security is on loan (See Note 1).
(b)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2025, amounts to $16,200,088 and represents 1.4% of net assets.

(c)	Illiquid security.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(e)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 2.3%.
(f)	Represents investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

At May 31, 2025, for International Equity Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
International Equity Fund	$ 823,641,868	$ 392,057,219	$ (48,848,887)	$ 343,208,332

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
CDI	—	Clearing House Electronics System (CHESS) Depositary Interest
ETF	—	Exchange-Traded Fund
GDR	—	Global Depositary Receipt
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Industrials	18.7%
Financials	18.5
Health Care	12.8
Information Technology	12.0
Consumer Discretionary	10.5
Consumer Staples	7.9
Materials	5.8
Communication Services	4.3
Utilities	2.7
Energy	2.6
Real Estate	1.9
Short-Term Investments	2.3

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

At May 31, 2025, International Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation
Contracts to Buy:
Euro STOXX 50 Futures	26	6/25	$1,554,375	$1,584,795	$30,420
FTSE 100 Index Futures	5	6/25	577,093	591,632	14,539
SPI 200 Index Futures	3	6/25	398,224	408,885	10,661
TOPIX Index Futures	4	6/25	758,956	777,650	18,694

					$74,314

At May 31, 2025, International Equity Fund had deposited cash of $268,051 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 97.2%
Argentina - 0.1%
8,500	Grupo Financiero Galicia SA, ADR*	$493,425

Australia - 0.0%@
128,000	MMG Ltd.*	47,519

Brazil - 4.9%
134,556	Ambev SA	330,131
1,010,760	B3 SA - Brasil Bolsa Balcao	2,453,370
42,982	Banco Bradesco SA	105,080
33,944	Banco BTG Pactual SA	234,766
358,708	Banco do Brasil SA	1,469,107
284,682	BB Seguridade Participacoes SA	1,867,379
15,753	BRF SA	55,922
15,025	Caixa Seguridade Participacoes SA	39,596
35,249	Centrais Eletricas Brasileiras SA	258,647
13,140	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	269,721
7,096	CPFL Energia SA	50,244
20,881	Embraer SA	239,140
8,764	Energisa SA	72,798
9,680	Eneva SA*	23,648
108,078	Engie Brasil Energia SA	776,036
33,487	Equatorial Energia SA	214,623
157,205	Inter & Co., Inc., Class A Shares(a)	1,119,300
21,493	JBS SA	150,794
550,000	JSL SA	598,244
21,763	Klabin SA	69,683
263,983	Localiza Rent a Car SA	1,983,196
372,847	Motiva Infraestrutura de Mobilidade SA	878,913
24,863	Natura & Co. Holding SA*	45,522
127,216	NU Holdings Ltd., Class A Shares*	1,527,864
367,090	Odontoprev SA	706,140
107,510	Petroleo Brasileiro SA - Petrobras	618,731
88,012	Petroleo Brasileiro SA - Petrobras, ADR	1,015,659
142,598	PRIO SA*	971,284
39,751	Raia Drogasil SA	103,229
345,417	Rede D’Or Sao Luiz SA(b)	2,282,081
33,328	Rumo SA*	109,687
195,596	Smartfit Escola de Ginastica e Danca SA	821,254
52,325	Suzano SA	454,312
23,521	TIM SA	80,167
17,165	TOTVS SA	126,702
21,149	Ultrapar Participações SA	60,247
104,909	Vale SA	955,820
110,105	Vale SA, Class B Shares, ADR	1,005,259
343,035	Vibra Energia SA	1,210,557
380,859	WEG SA	2,820,610
12,385	XP Inc., Class A Shares	239,774

	Total Brazil	28,415,237

Chile - 0.5%
80,068	Antofagasta PLC	1,918,488
1,266,261	Banco de Chile	186,501
2,818	Banco de Credito e Inversiones SA	108,831
2,141,522	Banco Santander Chile	127,729
33,447	Cencosud SA	115,239
32,401	Empresas CMPC SA	51,767
9,413	Empresas COPEC SA	64,738
473,707	Enel Americas SA	44,217
564,409	Enel Chile SA	40,967
23,830	Falabella SA	113,826

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Chile - 0.5% - (continued)
6,671,962	Latam Airlines Group SA	$127,070
8,011	Sociedad Quimica y Minera de Chile SA, ADR*(a)	243,775

	Total Chile	3,143,148

China - 24.2%
9,300	360 Security Technology Inc., Class A Shares	12,845
3,900	37 Interactive Entertainment Network Technology Group Co., Ltd., Class A Shares	7,912
24,000	AAC Technologies Holdings Inc.	111,613
3,600	Accelink Technologies Co., Ltd., Class A Shares	20,577
794	Advanced Micro-Fabrication Equipment Inc., Class A Shares*	19,233
3,000	AECC Aviation Power Co., Ltd., Class A Shares	14,748
154,700	Agricultural Bank of China Ltd., Class A Shares	118,752
808,000	Agricultural Bank of China Ltd., Class H Shares(c)	517,278
11,877	Aier Eye Hospital Group Co., Ltd., Class A Shares	20,464
13,600	Air China Ltd., Class A Shares*	15,115
18,000	Akeso Inc.*(b)	192,438
760,976	Alibaba Group Holding Ltd	10,900,706
51,315	Alibaba Group Holding Ltd., ADR	5,841,700
31,400	Aluminum Corp. of China Ltd., Class A Shares	28,517
102,000	Aluminum Corp. of China Ltd., Class H Shares(c)	58,977
351	Amlogic Shanghai Co., Ltd., Class A Shares*	3,252
2,500	Angel Yeast Co., Ltd., Class A Shares*	13,199
6,100	Anhui Conch Cement Co., Ltd., Class A Shares	19,688
380,337	Anhui Conch Cement Co., Ltd., Class H Shares(c)	988,759
1,000	Anhui Gujing Distillery Co., Ltd., Class A Shares	20,877
3,700	Anhui Gujing Distillery Co., Ltd., Class B Shares	53,729
3,500	Anhui Jianghuai Automobile Group Corp., Ltd., Class A Shares	18,555
75,800	ANTA Sports Products Ltd	916,998
1,759	Autohome Inc., ADR	43,131
3,600	Avary Holding Shenzhen Co., Ltd., Class A Shares	14,137
44,000	AviChina Industry & Technology Co., Ltd., Class H Shares(c)	22,090
2,200	AVICOPTER PLC, Class A Shares	11,214
16,800	BAIC BluePark New Energy Technology Co., Ltd., Class A Shares*	16,785
65,868	Baidu Inc., Class A Shares*	676,411
47,000	Bank of Beijing Co., Ltd., Class A Shares	41,068
16,600	Bank of Changsha Co., Ltd., Class A Shares	22,568
4,000	Bank of Chengdu Co., Ltd., Class A Shares	10,770
54,930	Bank of China Ltd., Class A Shares	42,070
2,054,000	Bank of China Ltd., Class H Shares(c)	1,189,009
75,700	Bank of Communications Co., Ltd., Class A Shares	79,736
259,000	Bank of Communications Co., Ltd., Class H Shares(c)	226,096
14,800	Bank of Hangzhou Co., Ltd., Class A Shares	34,237
35,590	Bank of Jiangsu Co., Ltd., Class A Shares	54,259
16,600	Bank of Nanjing Co., Ltd., Class A Shares	26,406
14,790	Bank of Ningbo Co., Ltd., Class A Shares	54,762
29,640	Bank of Shanghai Co., Ltd., Class A Shares	43,527
30,184	Baoshan Iron & Steel Co., Ltd., Class A Shares	28,238
9,900	Beijing Enlight Media Co., Ltd., Class A Shares*	24,073
1,303	Beijing Kingsoft Office Software Inc., Class A Shares	50,738
2,000	Beijing New Building Materials PLC, Class A Shares	7,949
543	Beijing Roborock Technology Co., Ltd., Class A Shares	17,049
5,880	Beijing Tiantan Biological Products Corp., Ltd., Class A Shares	15,548
2,600	Beijing Tong Ren Tang Co., Ltd., Class A Shares	13,688
1,218	Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., Class A Shares	11,716
79,200	Beijing-Shanghai High Speed Railway Co., Ltd., Class A Shares	64,358
6,207	Bilibili Inc., Class Z Shares*	114,232
68,500	BOE Technology Group Co., Ltd., Class A Shares	36,019
3,300	BYD Co., Ltd., Class A Shares	160,534
118,000	BYD Co., Ltd., Class H Shares(c)	5,855,039
22,500	BYD Electronic International Co., Ltd	88,492
907	Cambricon Technologies Corp., Ltd., Class A Shares*	76,019
32,800	CGN Power Co., Ltd., Class A Shares	16,709

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 24.2% - (continued)
318,000	CGN Power Co., Ltd., Class H Shares(b)(c)	$104,235
2,400	Changchun High-Tech Industry Group Co., Ltd., Class A Shares*	34,734
3,900	Chaozhou Three-Circle Group Co., Ltd., Class A Shares	17,691
267,000	China CITIC Bank Corp., Ltd., Class H Shares(c)	235,005
61,000	China Coal Energy Co., Ltd., Class H Shares(c)	68,201
54,000	China Communications Services Corp., Ltd., Class H Shares(c)	30,940
21,100	China Construction Bank Corp., Class A Shares	26,439
5,601,224	China Construction Bank Corp., Class H Shares(c)	5,008,957
9,900	China CSSC Holdings Ltd., Class A Shares	42,152
27,298	China Eastern Airlines Corp., Ltd., Class A Shares*	15,270
47,400	China Energy Engineering Corp., Ltd., Class A Shares	14,672
91,612	China Everbright Bank Co., Ltd., Class A Shares	50,500
114,000	China Everbright Bank Co., Ltd., Class H Shares(c)	52,780
92,000	China Feihe Ltd.(b)	71,227
12,000	China Galaxy Securities Co., Ltd., Class A Shares	26,342
98,500	China Galaxy Securities Co., Ltd., Class H Shares(c)	95,241
10,800	China Greatwall Technology Group Co., Ltd., Class A Shares*	21,786
85,000	China Hongqiao Group Ltd.	150,867
10,700	China International Capital Corp., Ltd., Class A Shares	49,054
46,400	China International Capital Corp., Ltd., Class H Shares(b)(c)	85,984
7,200	China Jushi Co., Ltd., Class A Shares	11,284
5,300	China Life Insurance Co., Ltd., Class A Shares	28,171
215,000	China Life Insurance Co., Ltd., Class H Shares(c)	434,285
8,800	China Literature Ltd.*(b)	29,877
80,000	China Longyuan Power Group Corp., Ltd., Class H Shares(c)	66,238
89,000	China Mengniu Dairy Co., Ltd.	199,682
35,700	China Merchants Bank Co., Ltd., Class A Shares	214,826
1,055,891	China Merchants Bank Co., Ltd., Class H Shares(c)	6,552,604
17,000	China Merchants Energy Shipping Co., Ltd., Class A Shares	14,242
13,200	China Merchants Expressway Network & Technology Holdings Co., Ltd., Class A Shares	23,204
9,230	China Merchants Securities Co., Ltd., Class A Shares	20,698
6,520	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A Shares	7,851
55,920	China Minsheng Banking Corp., Ltd., Class A Shares	33,764
216,700	China Minsheng Banking Corp., Ltd., Class H Shares(c)	111,303
152,000	China National Building Material Co., Ltd., Class H Shares(c)	67,857
19,300	China National Chemical Engineering Co., Ltd., Class A Shares	20,683
34,000	China National Nuclear Power Co., Ltd., Class A Shares	45,178
2,470	China National Software & Service Co., Ltd., Class A Shares*	15,057
5,200	China Northern Rare Earth Group High-Tech Co., Ltd., Class A Shares	16,793
44,000	China Oilfield Services Ltd., Class H Shares(c)	35,718
12,500	China Pacific Insurance Group Co., Ltd., Class A Shares	59,753
76,200	China Pacific Insurance Group Co., Ltd., Class H Shares(c)	235,974
43,800	China Petroleum & Chemical Corp., Class A Shares	35,143
714,000	China Petroleum & Chemical Corp., Class H Shares(c)	384,748
27,800	China Railway Group Ltd., Class A Shares	21,571
138,000	China Railway Group Ltd., Class H Shares(c)	62,285
22,980	China Railway Signal & Communication Corp., Ltd., Class A Shares	16,000
4,498	China Resources Microelectronics Ltd., Class A Shares	29,689
19,800	China Resources Mixc Lifestyle Services Ltd.(b)	94,267
44,500	China Resources Pharmaceutical Group Ltd.(b)	29,103
3,720	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A Shares	22,156
13,299	China Shenhua Energy Co., Ltd., Class A Shares	72,966
95,000	China Shenhua Energy Co., Ltd., Class H Shares(c)	400,378
20,400	China Southern Airlines Co., Ltd., Class A Shares*	17,238
57,440	China State Construction Engineering Corp., Ltd., Class A Shares	45,248
41,600	China Three Gorges Renewables Group Co., Ltd., Class A Shares	24,771
2,535	China Tourism Group Duty Free Corp., Ltd., Class A Shares	21,290
125,600	China Tower Corp., Ltd., Class H Shares(b)(c)	185,883
40,000	China United Network Communications Ltd., Class A Shares	29,764
15,600	China Vanke Co., Ltd., Class A Shares*	14,362
43,500	China Vanke Co., Ltd., Class H Shares*(c)	28,463

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 24.2% - (continued)
41,900	China Yangtze Power Co., Ltd., Class A Shares	$175,597
52,390	China Zheshang Bank Co., Ltd., Class A Shares	23,416
1,800	Chongqing Brewery Co., Ltd., Class A Shares	14,426
16,182	Chongqing Changan Automobile Co., Ltd., Class A Shares*	27,650
28,000	Chongqing Rural Commercial Bank Co., Ltd., Class A Shares	28,188
3,000	Chongqing Zhifei Biological Products Co., Ltd., Class A Shares	7,973
120,000	CITIC Ltd.	150,914
22,565	CITIC Securities Co., Ltd., Class A Shares	79,949
47,925	CITIC Securities Co., Ltd., Class H Shares(c)	121,532
26,600	CMOC Group Ltd., Class A Shares	26,599
123,000	CMOC Group Ltd., Class H Shares(c)	97,766
1,820	CNGR Advanced Material Co., Ltd., Class A Shares	7,851
16,100	CNPC Capital Co., Ltd., Class A Shares	15,113
88,580	Contemporary Amperex Technology Co., Ltd., Class A Shares	3,075,402
700	Contemporary Amperex Technology Co., Ltd., Class H Shares*(c)	27,086
5,300	COSCO Shipping Energy Transportation Co., Ltd., Class A Shares	7,414
20,320	COSCO SHIPPING Holdings Co., Ltd., Class A Shares	46,250
80,750	COSCO SHIPPING Holdings Co., Ltd., Class H Shares(c)	139,476
51,400	CRRC Corp., Ltd., Class A Shares	51,377
109,000	CRRC Corp., Ltd., Class H Shares(c)	69,790
8,700	CSC Financial Co., Ltd., Class A Shares	27,753
2,880	CSPC Innovation Pharmaceutical Co., Ltd., Class A Shares	20,663
229,120	CSPC Pharmaceutical Group Ltd.	234,921
21,700	Daqin Railway Co., Ltd., Class A Shares	20,321
342,200	DaShenLin Pharmaceutical Group Co., Ltd., Class A Shares	826,589
2,100	Dong-E-E-Jiao Co., Ltd., Class A Shares	15,977
600	Dongfang Electric Corp., Ltd., Class A Shares	1,327
27,025	East Money Information Co., Ltd., Class A Shares	77,378
33,480	Eastroc Beverage Group Co., Ltd., Class A Shares	1,485,925
900	Ecovacs Robotics Co., Ltd., Class A Shares	6,685
1,300	Empyrean Technology Co., Ltd., Class A Shares	22,931
23,900	ENN Energy Holdings Ltd.	190,311
298,743	ENN Natural Gas Co., Ltd., Class A Shares	785,689
2,800	Eoptolink Technology Inc. Ltd., Class A Shares	34,201
2,581	Eve Energy Co., Ltd., Class A Shares	16,096
7,300	Everbright Securities Co., Ltd., Class A Shares	16,490
4,000	Flat Glass Group Co., Ltd., Class A Shares	7,951
20,800	Focus Media Information Technology Co., Ltd., Class A Shares	21,572
9,186	Foshan Haitian Flavouring & Food Co., Ltd., Class A Shares	56,643
53,500	Fosun International Ltd.	31,140
17,700	Founder Securities Co., Ltd., Class A Shares	18,702
25,800	Foxconn Industrial Internet Co., Ltd., Class A Shares	67,848
135,000	Full Truck Alliance Co., Ltd., ADR	1,570,050
4,100	Fuyao Glass Industry Group Co., Ltd., Class A Shares	33,002
16,800	Fuyao Glass Industry Group Co., Ltd., Class H Shares(b)(c)	119,588
3,220	Ganfeng Lithium Group Co., Ltd., Class A Shares	13,445
21,800	GD Power Development Co., Ltd., Class A Shares	13,809
15,100	GEM Co., Ltd., Class A Shares	12,663
26,000	Genscript Biotech Corp.*	42,163
9,000	GF Securities Co., Ltd., Class A Shares	20,318
10,400	Giant Biogene Holding Co., Ltd.(b)	93,596
924	Gigadevice Semiconductor Inc., Class A Shares*	14,352
4,300	GoerTek Inc., Class A Shares	12,430
2,700	Goldwind Science & Technology Co., Ltd., Class A Shares	3,467
1,595	Goneo Group Co., Ltd., Class A Shares	15,676
2,000	Gotion High-tech Co., Ltd., Class A Shares	6,775
4,100	Great Wall Motor Co., Ltd., Class A Shares	12,824
68,500	Great Wall Motor Co., Ltd., Class H Shares*(c)	105,566
104,400	Gree Electric Appliances Inc. of Zhuhai, Class A Shares	671,922
2,200	Guangdong Haid Group Co., Ltd., Class A Shares	18,489
7,700	Guanghui Energy Co., Ltd., Class A Shares	6,339

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 24.2% - (continued)
15,100	Guangzhou Automobile Group Co., Ltd., Class A Shares	$16,184
2,600	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class A Shares	9,755
7,900	Guangzhou Haige Communications Group Inc. Co., Class A Shares	14,911
3,220	Guangzhou Tinci Materials Technology Co., Ltd., Class A Shares	7,504
3,800	Guolian Minsheng Securities Co., Ltd., Class A Shares	5,228
9,400	Guosen Securities Co., Ltd., Class A Shares	14,633
30,178	Guotai Haitong Securities Co., Ltd., Class A Shares	71,981
60,864	Guotai Haitong Securities Co., Ltd., Class H Shares(b)(c)	85,591
5,900	Guoyuan Securities Co., Ltd., Class A Shares	6,174
17,542	H World Group Ltd., ADR	618,706
44,000	Haidilao International Holding Ltd.(b)	84,147
13,300	Haier Smart Home Co., Ltd., Class A Shares	46,111
67,800	Haier Smart Home Co., Ltd., Class H Shares(c)	197,371
70,600	Hainan Airlines Holding Co., Ltd., Class A Shares*	13,218
29,200	Hainan Airport Infrastructure Co., Ltd., Class A Shares*	13,945
16,000	Haitian International Holdings Ltd.	39,025
4,939	Hangzhou First Applied Material Co., Ltd., Class A Shares	8,312
2,700	Hangzhou Silan Microelectronics Co., Ltd., Class A Shares*	8,972
400	Hangzhou Tigermed Consulting Co., Ltd., Class A Shares	2,752
38,000	Hansoh Pharmaceutical Group Co., Ltd.(b)	124,520
1,600	Henan Shenhuo Coal Industry & Electricity Power Co., Ltd., Class A Shares	3,668
5,300	Henan Shuanghui Investment & Development Co., Ltd., Class A Shares	17,902
289,500	Hengan International Group Co., Ltd.	784,636
10,778	Hengli Petrochemical Co., Ltd., Class A Shares*	22,643
8,200	Hengtong Optic-electric Co., Ltd., Class A Shares	17,009
13,000	Hisense Home Appliances Group Co., Ltd., Class H Shares(c)	42,946
1,399	Hithink RoyalFlush Information Network Co., Ltd., Class A Shares	48,065
14,100	HLA Group Corp., Ltd., Class A Shares	14,022
900	Hoshine Silicon Industry Co., Ltd., Class A Shares	6,107
21,000	Hua Hong Semiconductor Ltd.(b)	84,198
18,400	Huadian Power International Corp., Ltd., Class A Shares	14,924
1,694	Huadong Medicine Co., Ltd., Class A Shares	10,494
15,100	Huafon Chemical Co., Ltd., Class A Shares	14,130
3,500	Huagong Tech Co., Ltd., Class A Shares	20,481
7,500	Huaibei Mining Holdings Co., Ltd., Class A Shares	12,942
2,260	Hualan Biological Engineering Inc., Class A Shares	5,044
22,500	Huaneng Power International Inc., Class A Shares	22,580
114,000	Huaneng Power International Inc., Class H Shares(c)	71,896
2,600	Huaqin Technology Co., Ltd., Class A Shares	23,936
16,000	Huatai Securities Co., Ltd., Class A Shares	37,146
35,800	Huatai Securities Co., Ltd., Class H Shares(b)(c)	60,203
30,500	Huaxia Bank Co., Ltd., Class A Shares	31,881
289,199	Huayu Automotive Systems Co., Ltd., Class A Shares	726,703
1,000	Huizhou Desay Sv Automotive Co., Ltd., Class A Shares	15,290
3,200	Humanwell Healthcare Group Co., Ltd., Class A Shares	9,835
3,785	Hundsun Technologies Inc., Class A Shares	13,750
4,476	Hygon Information Technology Co., Ltd., Class A Shares(h)	83,707
4,600	IEIT Systems Co., Ltd., Class A Shares	31,110
3,900	Iflytek Co., Ltd., Class A Shares	24,826
560	Imeik Technology Development Co., Ltd., Class A Shares	13,178
111,300	Industrial & Commercial Bank of China Ltd., Class A Shares	109,231
1,972,000	Industrial & Commercial Bank of China Ltd., Class H Shares(c)	1,431,110
39,200	Industrial Bank Co., Ltd., Class A Shares	122,960
19,760	Industrial Securities Co., Ltd., Class A Shares	15,773
800	Ingenic Semiconductor Co., Ltd., Class A Shares*	7,048
62,900	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A Shares*	15,154
7,700	Inner Mongolia Dian Tou Energy Corp., Ltd., Class A Shares(h)	21,156
16,300	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A Shares	11,997
13,600	Inner Mongolia Yili Industrial Group Co., Ltd., Class A Shares	57,141
28,100	Inner Mongolia Yitai Coal Co., Ltd., Class B Shares	57,234
35,000	Innovent Biologics Inc.*(b)	275,159

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 24.2% - (continued)
2,200	Isoftstone Information Technology Group Co., Ltd., Class A Shares	$15,949
66,200	J&T Global Express Ltd.*	57,257
4,116	JA Solar Technology Co., Ltd., Class A Shares*	5,205
4,000	JCET Group Co., Ltd., Class A Shares	17,864
31,900	JD Health International Inc.*(b)	163,378
57,000	JD Logistics Inc.*(b)	89,661
68,319	JD.com Inc., ADR(a)	2,214,219
88,656	JD.com Inc., Class A Shares	1,440,021
7,400	Jiangsu Eastern Shenghong Co., Ltd., Class A Shares	8,732
46,000	Jiangsu Expressway Co., Ltd., Class H Shares(c)	58,538
1,948	Jiangsu Hengli Hydraulic Co., Ltd., Class A Shares	18,433
10,301	Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A Shares	78,088
3,000	Jiangsu King’s Luck Brewery JSC Ltd., Class A Shares	18,360
1,800	Jiangsu Yanghe Distillery Co., Ltd., Class A Shares	16,415
3,200	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A Shares	16,749
6,200	Jiangsu Zhongtian Technology Co., Ltd., Class A Shares	11,415
5,300	Jiangxi Copper Co., Ltd., Class A Shares	15,640
29,000	Jiangxi Copper Co., Ltd., Class H Shares(c)	51,453
9,597	Jinko Solar Co., Ltd., Class A Shares	6,930
1,217	Kangmei Pharmaceutical Co., Ltd., Class A Shares*(d)#	2
8,284	Kanzhun Ltd., ADR*	140,497
113,468	KE Holdings Inc., ADR	2,094,619
89,000	Kingdee International Software Group Co., Ltd.*	138,475
27,800	Kingsoft Corp., Ltd.	118,432
77,800	Kuaishou Technology, Class B Shares*(b)	522,940
3,200	Kuang-Chi Technologies Co., Ltd., Class A Shares	19,672
2,800	Kunlun Tech Co., Ltd., Class A Shares	12,921
2,188	Kweichow Moutai Co., Ltd., Class A Shares	462,275
6,600	LB Group Co., Ltd., Class A Shares	15,177
792,000	Lenovo Group Ltd.	904,329
9,000	Lens Technology Co., Ltd., Class A Shares	25,211
34,706	Li Auto Inc., Class A Shares*	493,265
66,500	Li Ning Co., Ltd.	126,257
70,500	Liaoning Port Co., Ltd., Class A Shares	14,444
14,500	Lingyi iTech Guangdong Co., Class A Shares	16,152
51,500	Longfor Group Holdings Ltd.(b)	64,170
9,072	LONGi Green Energy Technology Co., Ltd., Class A Shares	18,114
1,012	Loongson Technology Corp., Ltd., Class A Shares*	18,186
11,038	Luxshare Precision Industry Co., Ltd., Class A Shares	46,401
2,000	Luzhou Laojiao Co., Ltd., Class A Shares	32,415
3,400	Mango Excellent Media Co., Ltd., Class A Shares	10,520
864	Maxscend Microelectronics Co., Ltd., Class A Shares	8,453
11,300	Meihua Holdings Group Co., Ltd., Class A Shares	16,418
388,443	Meituan, Class B Shares*(b)	6,717,916
36,900	Metallurgical Corp. of China Ltd., Class A Shares	15,008
108,200	Midea Group Co., Ltd., Class A Shares*	1,184,643
9,400	Midea Group Co., Ltd., Class H Shares*(c)	98,308
12,516	MINISO Group Holding Ltd.	53,729
54,000	MINISO Group Holding Ltd., ADR(a)	919,080
1,749	Montage Technology Co., Ltd., Class A Shares	18,536
10,086	Muyuan Foods Co., Ltd., Class A Shares	56,570
16,595	NARI Technology Co., Ltd., Class A Shares	51,120
5,493	National Silicon Industry Group Co., Ltd., Class A Shares	14,080
800	NAURA Technology Group Co., Ltd., Class A Shares	46,470
178,825	NetEase Inc.	4,351,332
5,400	New China Life Insurance Co., Ltd., Class A Shares	37,621
28,000	New China Life Insurance Co., Ltd., Class H Shares(c)	113,374
6,400	New Hope Liuhe Co., Ltd., Class A Shares*	8,512
40,810	New Oriental Education & Technology Group Inc.	193,910
3,400	Ninestar Corp., Class A Shares*	10,183
2,492	Ningbo Deye Technology Co., Ltd., Class A Shares	28,404

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 24.2% - (continued)
2,100	Ningbo Orient Wires & Cables Co., Ltd., Class A Shares	$13,876
4,500	Ningbo Sanxing Medical Electric Co., Ltd., Class A Shares	13,747
4,160	Ningbo Tuopu Group Co., Ltd., Class A Shares	28,359
10,200	Ningxia Baofeng Energy Group Co., Ltd., Class A Shares	22,661
47,113	NIO Inc., Class A Shares*	166,417
56,000	Nongfu Spring Co., Ltd., Class H Shares(b)(c)	272,792
9,000	OFILM Group Co., Ltd., Class A Shares*	14,674
1,000	Oppein Home Group Inc., Class A Shares	8,548
14,464	Orient Securities Co., Ltd., Class A Shares	18,735
24,800	People’s Insurance Co. Group of China Ltd. (The), Class A Shares	28,428
243,000	People’s Insurance Co. Group of China Ltd. (The), Class H Shares(c)	157,767
21,700	PetroChina Co., Ltd., Class A Shares	24,963
608,000	PetroChina Co., Ltd., Class H Shares(c)	510,605
2,025	Pharmaron Beijing Co., Ltd., Class A Shares	6,705
204,000	PICC Property & Casualty Co., Ltd., Class H Shares(c)	386,595
586,880	Ping An Bank Co., Ltd., Class A Shares	941,743
23,000	Ping An Insurance Group Co. of China Ltd., Class A Shares	169,871
803,500	Ping An Insurance Group Co. of China Ltd., Class H Shares(c)	4,694,867
850	Piotech Inc., Class A Shares	17,351
18,000	Poly Developments & Holdings Group Co., Ltd., Class A Shares	20,294
15,600	Pop Mart International Group Ltd.(b)	435,831
45,300	Postal Savings Bank of China Co., Ltd., Class A Shares	33,513
258,000	Postal Savings Bank of China Co., Ltd., Class H Shares(b)(c)	167,222
22,300	Power Construction Corp. of China Ltd., Class A Shares	14,597
105,900	Proya Cosmetics Co., Ltd., Class A Shares	1,305,097
3,759	Qifu Technology Inc., ADR	154,495
8,300	Qinghai Salt Lake Industry Co., Ltd., Class A Shares*	18,204
4,000	Range Intelligent Computing Technology Group Co., Ltd., Class A Shares	23,833
1,100	Rockchip Electronics Co., Ltd., Class A Shares	21,939
11,850	Rongsheng Petrochemical Co., Ltd., Class A Shares	14,107
11,800	SAIC Motor Corp., Ltd., Class A Shares	26,556
9,500	Sailun Group Co., Ltd., Class A Shares	16,520
6,100	Sanan Optoelectronics Co., Ltd., Class A Shares	10,494
18,900	Sany Heavy Industry Co., Ltd., Class A Shares	49,410
7,247	Satellite Chemical Co., Ltd., Class A Shares*	16,788
20,600	SDIC Capital Co., Ltd., Class A Shares	19,900
14,700	SDIC Power Holdings Co., Ltd., Class A Shares	31,953
2,700	Seres Group Co., Ltd., Class A Shares	50,886
7,700	SF Holding Co., Ltd., Class A Shares	49,205
975	SG Micro Corp., Class A Shares	12,477
16,700	Shaanxi Coal Industry Co., Ltd., Class A Shares	48,384
5,500	Shandong Gold Mining Co., Ltd., Class A Shares	22,904
28,500	Shandong Gold Mining Co., Ltd., Class H Shares(b)(c)	88,822
2,250	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A Shares	6,505
14,900	Shandong Nanshan Aluminum Co., Ltd., Class A Shares	7,758
6,800	Shandong Sun Paper Industry JSC Ltd., Class A Shares	13,290
62,400	Shandong Weigao Group Medical Polymer Co., Ltd., Class H Shares(c)	44,368
1,987	Shanghai Baosight Software Co., Ltd., Class A Shares	6,887
19,197	Shanghai Baosight Software Co., Ltd., Class B Shares	26,535
637	Shanghai BOCHU Electronic Technology Corp., Ltd., Class A Shares	16,667
23,700	Shanghai Electric Group Co., Ltd., Class A Shares*	24,398
4,000	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class A Shares	14,046
2,000	Shanghai International Airport Co., Ltd., Class A Shares	8,970
2,200	Shanghai M&G Stationery Inc., Class A Shares	8,994
2,700	Shanghai Pharmaceuticals Holding Co., Ltd., Class A Shares	6,891
56,200	Shanghai Pudong Development Bank Co., Ltd., Class A Shares	96,191
5,102	Shanghai Putailai New Energy Technology Co., Ltd., Class A Shares	11,095
15,800	Shanghai RAAS Blood Products Co., Ltd., Class A Shares	14,934
19,600	Shanghai Rural Commercial Bank Co., Ltd., Class A Shares	24,377
1,498	Shanghai United Imaging Healthcare Co., Ltd., Class A Shares	28,577
7,100	Shanjin International Gold Co., Ltd., Class A Shares	19,487

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 24.2% - (continued)
6,100	Shanxi Coking Coal Energy Group Co., Ltd., Class A Shares	$5,098
7,400	Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A Shares	11,033
2,140	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A Shares	54,687
18,000	Shenergy Co., Ltd., Class A Shares	22,424
4,400	Shengyi Technology Co., Ltd., Class A Shares	16,014
1,638	Shennan Circuits Co., Ltd., Class A Shares	19,158
48,700	Shenwan Hongyuan Group Co., Ltd., Class A Shares	31,930
299,800	Shenzhen Inovance Technology Co., Ltd., Class A Shares*	2,726,177
21,800	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A Shares	683,578
1,900	Shenzhen New Industries Biomedical Engineering Co., Ltd., Class A Shares	15,824
1,359	Shenzhen Transsion Holdings Co., Ltd., Class A Shares	13,667
24,200	Shenzhou International Group Holdings Ltd.	176,441
12,000	Sichuan Chuantou Energy Co., Ltd., Class A Shares	28,060
4,400	Sichuan Kelun Pharmaceutical Co., Ltd., Class A Shares	23,506
17,860	Sichuan Road & Bridge Group Co., Ltd., Class A Shares	22,958
2,300	Sieyuan Electric Co., Ltd., Class A Shares	22,994
9,000	Silergy Corp	103,326
592,972	Sinopharm Group Co., Ltd., Class H Shares(c)	1,431,804
16,500	Sinotruk Hong Kong Ltd.	41,496
55,000	Smoore International Holdings Ltd.(b)	134,934
2,000	Spring Airlines Co., Ltd., Class A Shares	16,301
3,640	Sungrow Power Supply Co., Ltd., Class A Shares	30,388
20,200	Sunny Optical Technology Group Co., Ltd.*	154,506
2,800	Sunwoda Electronic Co., Ltd., Class A Shares*	7,202
1,653	SUPCON Technology Co., Ltd., Class A Shares	10,065
5,100	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A Shares	19,858
1,400	Suzhou TFC Optical Communication Co., Ltd., Class A Shares	15,894
63,074	TAL Education Group, ADR*	620,017
8,060	TBEA Co., Ltd., Class A Shares	12,957
20,020	TCL Technology Group Corp., Class A Shares	11,859
4,875	TCL Zhonghuan Renewable Energy Technology Co., Ltd., Class A Shares	5,114
455,531	Tencent Holdings Ltd.	28,713,710
22,113	Tencent Music Entertainment Group, ADR	372,383
4,300	Tianqi Lithium Corp., Class A Shares	17,217
850,000	Tingyi Cayman Islands Holding Corp	1,392,984
31,600	Tongcheng Travel Holdings Ltd	89,276
31,900	Tongling Nonferrous Metals Group Co., Ltd., Class A Shares	14,042
10,300	Tongwei Co., Ltd., Class A Shares	23,297
25,000	TravelSky Technology Ltd., Class H Shares(c)	35,587
6,575	Trina Solar Co., Ltd., Class A Shares	12,235
300	Tsingtao Brewery Co., Ltd., Class A Shares	3,089
18,000	Tsingtao Brewery Co., Ltd., Class H Shares(c)	124,588
979	Unigroup Guoxin Microelectronics Co., Ltd., Class A Shares	8,669
8,160	Unisplendour Corp., Ltd., Class A Shares	27,089
3,400	Victory Giant Technology Huizhou Co., Ltd., Class A Shares	40,562
10,720	Vipshop Holdings Ltd., ADR	147,829
4,700	Wanhua Chemical Group Co., Ltd., Class A Shares	35,372
12,400	Weichai Power Co., Ltd., Class A Shares	25,815
717,200	Weichai Power Co., Ltd., Class H Shares(c)	1,393,905
7,640	Wens Foodstuff Group Co., Ltd., Class A Shares	17,655
8,300	Western Mining Co., Ltd., Class A Shares*	18,212
11,400	Western Securities Co., Ltd., Class A Shares	11,728
2,442	Western Superconducting Technologies Co., Ltd., Class A Shares	16,819
1,620	Will Semiconductor Co., Ltd. Shanghai, Class A Shares	27,987
1,600	Wingtech Technology Co., Ltd., Class A Shares	7,542
2,038	Wuhan Guide Infrared Co., Ltd., Class A Shares*	2,494
6,600	Wuliangye Yibin Co., Ltd., Class A Shares	115,839
6,260	WUS Printed Circuit Kunshan Co., Ltd., Class A Shares	26,941
3,864	WuXi AppTec Co., Ltd., Class A Shares	33,908
8,748	WuXi AppTec Co., Ltd., Class H Shares(b)(c)	76,081
98,000	Wuxi Biologics Cayman Inc.*(b)	309,336

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 24.2% - (continued)
22,000	XCMG Construction Machinery Co., Ltd., Class A Shares	$25,118
483,600	Xiaomi Corp., Class B Shares*(b)	3,122,845
2,778	Xinjiang Daqo New Energy Co., Ltd., Class A Shares	7,411
112,000	Xinyi Solar Holdings Ltd.	33,858
36,422	XPeng Inc., Class A Shares*	351,554
42,000	Yadea Group Holdings Ltd.(b)	64,004
10,660	Yankuang Energy Group Co., Ltd., Class A Shares	19,046
96,700	Yankuang Energy Group Co., Ltd., Class H Shares(c)	114,399
3,700	Yantai Jereh Oilfield Services Group Co., Ltd., Class A Shares	17,673
1,470	Yealink Network Technology Corp., Ltd., Class A Shares	6,887
3,480	Yifeng Pharmacy Chain Co., Ltd., Class A Shares	12,589
5,300	Yihai Kerry Arawana Holdings Co., Ltd., Class A Shares	22,277
5,330	Yonyou Network Technology Co., Ltd., Class A Shares*	9,608
8,200	YTO Express Group Co., Ltd., Class A Shares	15,005
10,987	Yum China Holdings Inc.	479,583
7,900	Yunnan Aluminium Co., Ltd., Class A Shares	16,019
5,000	Yunnan Baiyao Group Co., Ltd., Class A Shares	39,200
1,300	Yunnan Energy New Material Co., Ltd., Class A Shares	5,016
7,400	Yunnan Yuntianhua Co., Ltd., Class A Shares	22,362
6,100	Yutong Bus Co., Ltd., Class A Shares	20,932
4,000	Zangge Mining Co., Ltd., Class A Shares	20,077
1,600	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A Shares	45,319
49,000	Zhaojin Mining Industry Co., Ltd., Class H Shares(c)	123,778
2,100	Zhejiang Chint Electrics Co., Ltd., Class A Shares	6,371
6,400	Zhejiang Dahua Technology Co., Ltd., Class A Shares	13,485
61,680	Zhejiang Expressway Co., Ltd., Class H Shares(c)	48,766
2,158	Zhejiang Huayou Cobalt Co., Ltd., Class A Shares	10,010
1,900	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A Shares	7,099
5,900	Zhejiang Juhua Co., Ltd., Class A Shares	21,705
14,782	Zhejiang Leapmotor Technology Co., Ltd.*(b)	103,713
7,200	Zhejiang NHU Co., Ltd., Class A Shares	21,876
5,500	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A Shares	19,749
7,000	Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A Shares	15,680
23,800	Zhejiang Zheneng Electric Power Co., Ltd., Class A Shares	17,675
7,900	Zheshang Securities Co., Ltd., Class A Shares	11,451
1,820	Zhongji Innolight Co., Ltd., Class A Shares	23,662
11,600	Zhongjin Gold Corp., Ltd., Class A Shares	22,455
28,500	Zhongsheng Group Holdings Ltd.	42,645
2,300	Zhongtai Securities Co., Ltd., Class A Shares	1,941
7,397	Zhuzhou CRRC Times Electric Co., Ltd., Class A Shares	44,981
11,200	Zhuzhou CRRC Times Electric Co., Ltd., Class H Shares(c)	47,571
33,400	Zijin Mining Group Co., Ltd., Class A Shares	82,118
164,000	Zijin Mining Group Co., Ltd., Class H Shares(c)	365,276
13,200	Zoomlion Heavy Industry Science & Technology Co., Ltd., Class A Shares	13,042
3,100	ZTE Corp., Class A Shares	13,331
18,000	ZTE Corp., Class H Shares(c)	50,208
12,405	ZTO Express Cayman Inc.	218,838

	Total China	141,376,886

Colombia - 0.0%@
6,956	Grupo Cibest SA	81,697
12,422	Interconexion Electrica SA ESP	57,760

	Total Colombia	139,457

Cyprus - 0.0%@
2,925	TCS Group Holding PLC, Class Registered Shares, GDR*(d)#	–

Czech Republic - 0.1%
4,692	CEZ AS	258,266
2,012	Komercni Banka AS	92,929
10,147	Moneta Money Bank AS(b)	66,231

	Total Czech Republic	417,426

Egypt - 0.2%
55,480	Commercial International Bank - Egypt (CIB)	92,374

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Egypt - 0.2% - (continued)
819,550	Commercial International Bank - Egypt (CIB), Class Registered Shares, GDR	$1,311,467
30,598	Eastern Co. SAE	20,507

	Total Egypt	1,424,348

Greece - 1.1%
75,290	Alpha Services & Holdings SA	242,329
380,102	Eurobank Ergasias Services & Holdings SA	1,172,582
1,594	FF Group*(d)#	–
4,184	Hellenic Telecommunications Organization SA	80,771
3,520	JUMBO SA	114,461
15,879	Metlen Energy & Metals SA	806,795
136,102	National Bank of Greece SA	1,624,597
32,494	OPAP SA	699,931
217,101	Piraeus Financial Holdings SA	1,449,657
5,371	Public Power Corp. SA	82,088

	Total Greece	6,273,211

Hong Kong - 1.3%
273,400	AIA Group Ltd.	2,270,107
164,000	Alibaba Health Information Technology Ltd.*(a)	93,869
11,000	Beijing Enterprises Holdings Ltd.	46,060
78,000	Beijing Enterprises Water Group Ltd.	25,587
110,000	Bosideng International Holdings Ltd.	61,500
28,000	C&D International Investment Group Ltd.	50,021
64,800	China Gas Holdings Ltd.	58,969
809,000	China Medical System Holdings Ltd.	1,102,442
29,538	China Merchants Port Holdings Co., Ltd.	56,828
110,500	China Overseas Land & Investment Ltd.	185,202
131,000	China Power International Development Ltd.	53,466
46,500	China Resources Beer Holdings Co., Ltd.	146,869
27,600	China Resources Gas Group Ltd.	73,125
87,000	China Resources Land Ltd.	282,683
64,000	China Resources Power Holdings Co., Ltd.	165,900
208,000	China Ruyi Holdings Ltd.*	54,088
58,000	China State Construction International Holdings Ltd.	81,530
35,800	China Taiping Insurance Holdings Co., Ltd.	54,546
51,000	Chow Tai Fook Jewellery Group Ltd.	72,060
50,000	Far East Horizon Ltd.	38,645
165,000	Galaxy Entertainment Group Ltd	697,936
707,000	GCL Technology Holdings Ltd.*	73,955
175,000	Geely Automobile Holdings Ltd.	390,181
96,000	Guangdong Investment Ltd.	77,940
116,000	Kunlun Energy Co., Ltd.	115,645
5,000	Orient Overseas International Ltd.	85,607
297,750	Sino Biopharmaceutical Ltd.	167,743
1,495,000	Want Want China Holdings Ltd.	960,081

	Total Hong Kong	7,542,585

Hungary - 0.9%
125,718	MOL Hungarian Oil & Gas PLC*	1,087,784
52,646	OTP Bank Nyrt	3,996,279
3,969	Richter Gedeon Nyrt	115,552

	Total Hungary	5,199,615

India - 18.2%
1,569	ABB India Ltd.	109,596
4,372	Adani Enterprises Ltd.	128,859
14,607	Adani Ports & Special Economic Zone Ltd.	244,821
19,316	Adani Power Ltd.*	122,874
355,000	Aditya Birla Capital Ltd.*	921,853
1,166	Alkem Laboratories Ltd.	69,476
14,916	Ambuja Cements Ltd.	96,569
4,996	APL Apollo Tubes Ltd.	105,872
52,394	Apollo Hospitals Enterprise Ltd.	4,219,006
39,500	Ashok Leyland Ltd.	109,086

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
India - 18.2% - (continued)
10,900	Asian Paints Ltd.	$287,830
3,407	Astral Ltd.	59,862
10,537	AU Small Finance Bank Ltd.(b)	85,536
7,814	Aurobindo Pharma Ltd.*	104,987
4,548	Avenue Supermarts Ltd.*(b)	212,765
116,994	Axis Bank Ltd.	1,628,477
1,870	Bajaj Auto Ltd.	188,090
8,048	Bajaj Finance Ltd.	860,512
10,904	Bajaj Finserv Ltd.	257,295
806	Bajaj Holdings & Investment Ltd.	126,456
2,232	Balkrishna Industries Ltd.	64,473
28,101	Bank of Baroda	82,318
102,639	Bharat Electronics Ltd.	461,770
7,210	Bharat Forge Ltd.	104,514
26,158	Bharat Heavy Electricals Ltd.	79,590
41,676	Bharat Petroleum Corp., Ltd.	154,764
74,057	Bharti Airtel Ltd.	1,606,763
198	Bosch Ltd.	72,677
3,124	Britannia Industries Ltd.	200,560
3,360	BSE Ltd.	105,531
47,609	Canara Bank	63,907
18,240	CG Power & Industrial Solutions Ltd.	145,733
92,701	Cholamandalam Investment & Finance Co., Ltd.	1,734,241
15,646	Cipla Ltd.	267,996
53,365	Coal India Ltd.	248,012
4,130	Colgate-Palmolive India Ltd.	118,563
6,095	Container Corp. Of India Ltd.	55,925
3,103	Coromandel International Ltd.	83,064
4,282	Cummins India Ltd.	163,677
16,912	Dabur India Ltd.	95,525
130,000	Delhivery Ltd.*	545,182
3,468	Divi’s Laboratories Ltd.	267,990
1,017	Dixon Technologies India Ltd.	174,760
20,976	DLF Ltd.	195,486
17,745	Dr Reddy’s Laboratories Ltd.	259,478
3,935	Eicher Motors Ltd.	246,076
139,483	Eternal Ltd.*	388,368
20,203	FSN E-Commerce Ventures Ltd.*	48,015
61,646	GAIL India Ltd.	136,869
94,009	GMR Airports Ltd.*	92,454
12,040	Godrej Consumer Products Ltd.	173,281
4,526	Godrej Properties Ltd.*	118,789
8,058	Grasim Industries Ltd.	238,829
7,976	Havells India Ltd.	142,430
27,685	HCL Technologies Ltd.	529,961
2,494	HDFC Asset Management Co., Ltd.(b)	139,799
216,895	HDFC Bank Ltd.*	4,924,106
140,153	HDFC Bank Ltd., ADR	10,566,135
27,988	HDFC Life Insurance Co., Ltd.(b)	254,318
3,472	Hero MotoCorp Ltd.	174,996
39,027	Hindalco Industries Ltd.	289,210
5,612	Hindustan Aeronautics Ltd.	326,536
25,257	Hindustan Petroleum Corp., Ltd.	121,427
23,786	Hindustan Unilever Ltd.	653,007
4,546	Hyundai Motor India Ltd.*	98,152
152,134	ICICI Bank Ltd.	2,582,716
202,725	ICICI Bank Ltd., ADR	6,941,304
7,010	ICICI Lombard General Insurance Co., Ltd.(b)	153,657
10,058	ICICI Prudential Life Insurance Co., Ltd.(b)	77,920
119,973	IDFC First Bank Ltd.*	95,386
23,869	Indian Hotels Co., Ltd. (The), Class A Shares	214,415

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
India - 18.2% - (continued)
75,308	Indian Oil Corp., Ltd.	$125,052
7,982	Indian Railway Catering & Tourism Corp., Ltd.	70,671
446,537	Indus Towers Ltd.*	2,006,358
16,128	IndusInd Bank Ltd.	154,765
9,925	Info Edge India Ltd.	165,737
95,970	Infosys Ltd.	1,754,266
5,671	InterGlobe Aviation Ltd.*(b)	353,538
88,487	ITC Ltd.	432,433
8,783	Jindal Stainless Ltd.	66,247
11,170	Jindal Steel & Power Ltd.	123,784
454,575	Jio Financial Services Ltd.*	1,524,226
12,171	JSW Energy Ltd.*	69,547
17,171	JSW Steel Ltd.	199,552
11,798	Jubilant Foodworks Ltd.	90,494
11,490	Kalyan Jewellers India Ltd.	75,314
21,500	KEI Industries Ltd.	907,902
153,184	Kotak Mahindra Bank Ltd.	3,721,630
33,967	Larsen & Toubro Ltd.	1,460,017
422,000	Lemon Tree Hotels Ltd.*(b)	689,245
2,225	LTIMindtree Ltd.(b)	131,929
6,483	Lupin Ltd.	148,302
8,287	Macrotech Developers Ltd.(b)	138,003
118,616	Mahindra & Mahindra Ltd.	4,121,780
11,851	MakeMyTrip Ltd.*	1,204,417
3,608	Mankind Pharma Ltd.*	103,970
14,859	Marico Ltd.	124,409
3,672	Maruti Suzuki India Ltd.	529,686
22,101	Max Healthcare Institute Ltd.	291,940
3,048	Mphasis Ltd.	91,247
71	MRF Ltd.	115,297
3,203	Muthoot Finance Ltd.	83,003
9,749	Nestle India Ltd.	272,795
103,946	NHPC Ltd.	106,284
106,309	NMDC Ltd.	88,506
126,785	NTPC Ltd.	495,173
78,545	Oberoi Realty Ltd.	1,596,986
92,535	Oil & Natural Gas Corp., Ltd.	258,895
13,625	Oil India Ltd.	68,056
553	Oracle Financial Services Software Ltd.	54,737
185	Page Industries Ltd.	99,892
10,276	PB Fintech Ltd.*	210,140
3,171	Persistent Systems Ltd.	209,148
23,014	Petronet LNG Ltd.	82,818
118,085	Phoenix Mills Ltd. (The)	2,128,554
2,152	PI Industries Ltd.	96,162
4,399	Pidilite Industries Ltd.	159,782
1,425	Polycab India Ltd.	99,849
42,380	Power Finance Corp., Ltd.	201,598
134,393	Power Grid Corp. of India Ltd.	455,404
6,043	Prestige Estates Projects Ltd.	103,837
76,677	Punjab National Bank	94,883
12,011	Rail Vikas Nigam Ltd.	56,999
37,082	REC Ltd.	174,543
676,569	Reliance Industries Ltd.	11,243,655
88,201	Samvardhana Motherson International Ltd.	157,563
10,224	SBI Cards & Payment Services Ltd.	110,137
12,752	SBI Life Insurance Co., Ltd.(b)	270,293
275	Shree Cement Ltd.	95,494
42,216	Shriram Finance Ltd.	315,714
2,571	Siemens Energy India Ltd.*(h)	74,497
2,571	Siemens Ltd.	97,937

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
India - 18.2% - (continued)
790	Solar Industries India Ltd.	$148,280
12,906	Sona Blw Precision Forgings Ltd.(b)	82,130
3,892	SRF Ltd.	130,135
52,302	State Bank of India	496,885
27,062	Sun Pharmaceutical Industries Ltd.	529,787
2,112	Sundaram Finance Ltd.	126,802
1,866	Supreme Industries Ltd.	90,503
288,923	Suzlon Energy Ltd.*	241,660
3,941	Tata Communications Ltd.	77,266
95,841	Tata Consultancy Services Ltd	3,882,532
16,854	Tata Consumer Products Ltd.	218,480
865	Tata Elxsi Ltd.	65,151
59,203	Tata Motors Ltd.	498,316
44,189	Tata Power Co., Ltd. (The)	203,038
223,618	Tata Steel Ltd.	421,243
14,873	Tech Mahindra Ltd.	273,661
1,209	Thermax Ltd.	48,098
114,056	Titan Co., Ltd.	4,735,372
3,612	Torrent Pharmaceuticals Ltd.	133,842
5,829	Torrent Power Ltd.	93,688
5,334	Trent Ltd.*	350,611
3,306	Tube Investments of India Ltd.	118,423
6,684	TVS Motor Co., Ltd.	218,472
22,782	UltraTech Cement Ltd.	2,986,888
37,122	Union Bank of India Ltd.	63,832
9,159	United Spirits Ltd.	163,793
156,978	UPL Ltd.	1,153,785
37,839	Varun Beverages Ltd.	210,472
41,844	Vedanta Ltd.	213,198
683,511	Vodafone Idea Ltd.*	55,325
7,259	Voltas Ltd.	106,537
72,562	Wipro Ltd.	211,929
394,970	Yes Bank Ltd.*	99,245
7,268	Zydus Lifesciences Ltd.	78,655

	Total India	106,103,603

Indonesia - 1.8%
401,700	Alamtri Resources Indonesia Tbk PT	54,220
170,900	Amman Mineral Internasional PT*	72,386
3,469,200	Astra International Tbk PT	1,032,557
1,602,700	Bank Central Asia Tbk PT	922,443
4,467,448	Bank Mandiri Persero Tbk PT	1,451,675
4,983,800	Bank Negara Indonesia Persero Tbk PT	1,368,847
11,552,424	Bank Rakyat Indonesia Persero Tbk PT	3,144,202
560,447	Barito Pacific Tbk PT	43,213
177,900	Chandra Asri Pacific Tbk PT*	101,867
243,100	Charoen Pokphand Indonesia Tbk PT	72,063
27,884,300	GoTo Gojek Tokopedia Tbk PT, Class A Shares*	109,208
74,900	Indofood CBP Sukses Makmur Tbk PT	50,059
162,900	Indofood Sukses Makmur Tbk PT	78,640
727,000	Kalbe Farma Tbk PT*	67,502
564,000	Sumber Alfaria Trijaya Tbk PT*	84,143
1,379,687	Telkom Indonesia Persero Tbk PT*	238,371
64,001	Telkom Indonesia Persero Tbk PT, ADR*	1,097,617
421,300	United Tractors Tbk PT	579,123

	Total Indonesia	10,568,136

Ireland - 0.5%
31,965	PDD Holdings Inc., ADR*	3,084,942

Kazakhstan - 0.3%
24,000	Kaspi.KZ JSC, ADR	1,914,360

Kuwait - 0.3%
45,974	Boubyan Bank KSCP	100,749

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Kuwait - 0.3% - (continued)
51,115	Gulf Bank KSCP	$55,699
319,529	Kuwait Finance House KSCP	781,262
31,451	Mabanee Co., KPSC	85,908
62,567	Mobile Telecommunications Co., KSCP	97,122
239,956	National Bank of Kuwait SAKP	748,764

	Total Kuwait	1,869,504

Luxembourg - 0.3%
7,411	Globant SA*(a)	726,945
4,054	Reinet Investments SCA	110,014
21,284	Ternium SA, ADR	582,756
8,392	Zabka Group SA*	50,719

	Total Luxembourg	1,470,434

Malaysia - 0.5%
66,500	AMMB Holdings Bhd	81,878
59,300	Axiata Group Bhd	28,565
114,300	CELCOMDIGI BHD	99,754
225,207	CIMB Group Holdings Bhd	364,493
135,700	Gamuda Bhd	145,741
74,000	Genting Bhd	52,165
15,800	Hong Leong Bank Bhd	72,687
64,800	IHH Healthcare Bhd	105,048
56,900	IOI Corp. Bhd	48,127
16,400	Kuala Lumpur Kepong Bhd	74,964
157,209	Malayan Banking Bhd	360,195
57,900	Maxis Bhd	48,022
66,300	MISC Bhd	116,955
103,300	MR DIY Group M Bhd(b)	38,351
3,100	Nestle Malaysia Bhd	57,203
72,100	Petronas Chemicals Group Bhd	57,947
8,600	Petronas Dagangan Bhd	39,750
23,900	Petronas Gas Bhd	100,851
18,200	PPB Group Bhd	48,114
115,400	Press Metal Aluminium Holdings Bhd	135,934
405,500	Public Bank Bhd	410,643
47,250	QL Resources Bhd	49,920
38,400	RHB Bank Bhd	57,833
56,800	SD Guthrie Bhd	59,650
77,600	Sime Darby Bhd	30,996
81,500	Sunway Bhd	90,966
31,400	Telekom Malaysia Bhd	48,177
81,000	Tenaga Nasional Bhd	266,449
82,800	YTL Corp. Bhd	35,415
61,300	YTL Power International Bhd	46,101

	Total Malaysia	3,172,894

Mexico - 2.9%
109,459	Alfa SAB de CV, Class A Shares	85,329
67,295	America Movil SAB de CV, ADR	1,137,286
577,096	America Movil SAB de CV, Series B	486,471
16,111	Arca Continental SAB de CV	177,342
21,000	BBB Foods Inc., Class A Shares*	606,060
134,493	Cemex SAB de CV, ADR	921,277
14,849	Coca-Cola Femsa SAB de CV	140,391
75,717	Fibra Uno Administracion SA de CV, REIT	105,870
51,181	Fomento Economico Mexicano SAB de CV	543,717
5,792	Gruma SAB de CV, Class B Shares	108,982
7,753	Grupo Aeroportuario del Centro Norte SAB de CV, Class B Shares	95,802
5,393	Grupo Aeroportuario del Pacifico SAB de CV, ADR	1,238,934
10,998	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	252,708
5,233	Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	167,942
34,834	Grupo Bimbo SAB de CV, Series A	97,430
18,121	Grupo Carso SAB de CV, Series A1	115,224

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Mexico - 2.9% - (continued)
10,056	Grupo Comercial Chedraui SA de CV	$73,622
498,975	Grupo Financiero Banorte SAB de CV, Class O Shares	4,425,363
55,152	Grupo Financiero Inbursa SAB de CV, Class O Shares	139,047
226,760	Grupo México SAB de CV, Series B	1,253,059
5,497	Industrias Peñoles SAB de CV*	116,054
486,757	Kimberly-Clark de México SAB de CV, Class A Shares	868,319
28,252	Prologis Property Mexico SA de CV, REIT	107,788
5,386	Promotora y Operadora de Infraestructura SAB de CV	60,675
5,595	Qualitas Controladora SAB de CV	60,003
151,000	Regional SAB de CV	1,174,237
709,788	Wal-Mart de Mexico SAB de CV	2,318,283

	Total Mexico	16,877,215

Netherlands - 0.5%
16,911	NEPI Rockcastle NV*	130,058
50,000	Prosus NV*	2,570,978

	Total Netherlands	2,701,036

Peru - 0.3%
4,250	Cia de Minas Buenaventura SAA, ADR	63,665
7,499	Credicorp Ltd.	1,588,363

	Total Peru	1,652,028

Philippines - 0.7%
7,250	Ayala Corp.	75,482
939,160	Ayala Land Inc.	387,865
62,306	Bank of the Philippine Islands	154,314
68,164	BDO Unibank Inc.	194,838
382,760	International Container Terminal Services Inc.	2,823,306
14,290	Jollibee Foods Corp.	57,236
9,080	Manila Electric Co.	89,679
55,726	Metropolitan Bank & Trust Co.	73,499
2,295	PLDT Inc.	50,033
6,120	SM Investments Corp.	91,617
259,400	SM Prime Holdings Inc.	104,896

	Total Philippines	4,102,765

Poland - 1.2%
16,220	Allegro.eu SA*(b)	149,363
5,322	Bank Polska Kasa Opieki SA	262,373
324	Budimex SA*	54,001
397	CCC SA*	23,166
1,723	CD Projekt SA	102,157
10,200	Diagnostyka SA*	460,076
1,507	Dino Polska SA*(b)	221,361
77,500	InPost SA*	1,274,902
4,925	KGHM Polska Miedz SA	161,895
30	LPP SA	115,667
371	mBank SA*	81,355
17,948	ORLEN SA	352,796
32,962	PGE Polska Grupa Energetyczna SA*	82,284
169,795	Powszechna Kasa Oszczednosci Bank Polski SA	3,418,172
17,818	Powszechny Zaklad Ubezpieczen SA	291,446
1,070	Santander Bank Polska SA	143,246

	Total Poland	7,194,260

Qatar - 0.3%
185,855	Al Rayan Bank	114,236
58,133	Barwa Real Estate Co.	45,912
87,760	Commercial Bank PSQC (The)	110,579
50,646	Dukhan Bank	49,973
44,158	Industries Qatar QSC	143,261
113,710	Mesaieed Petrochemical Holding Co.	41,534
19,838	Ooredoo QPSC	67,131
14,392	Qatar Electricity & Water Co. QSC	62,521
16,292	Qatar Fuel QSC	66,962

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Qatar - 0.3% - (continued)
82,215	Qatar Gas Transport Co., Ltd.	$107,994
35,539	Qatar International Islamic Bank QSC	102,224
49,366	Qatar Islamic Bank QPSC	286,242
133,971	Qatar National Bank QPSC	621,736

	Total Qatar	1,820,305

Russia - 0.0%@
64,081	Alrosa PJSC(d)#	641
24,130	Mobile TeleSystems PJSC(d)#	241
135,663	Mobile TeleSystems PJSC, ADR*(d)#	1,357
39,065	Moscow Exchange MICEX-RTS PJSC(d)#	391
1,593	Ozon Holdings PLC, ADR*(d)#	–
19	PhosAgro PJSC, Class Registered Shares, GDR*(d)#	–
8,690	Polyus PJSC*(d)#	87
28,885	Rosneft Oil Co. PJSC(d)#	289
891,342	Sberbank of Russia PJSC, (Cost - $1,699,436, acquired 8/10/15)(d)(e)#	8,913
5,523	Severstal PAO(d)#	55
88,972	United Co. RUSAL International PJSC*(d)#	12
2,330	VK IPJSC, GDR*(d)#	–
12,017	VTB Bank PJSC(d)#	2
3,377	X5 Retail Group NV, Class Registered Shares, GDR*(d)#	–

	Total Russia	11,988

Saudi Arabia - 3.0%
4,239	ACWA Power Co.*	292,056
8,788	Ades Holding Co.	32,708
225,948	Al Rajhi Bank	5,497,655
870	Al Rajhi Co. for Co.-operative Insurance*	26,279
35,531	Alinma Bank	245,438
14,157	Almarai Co. JSC	193,306
25,374	Arab National Bank	146,187
773	Arabian Internet & Communications Services Co.	53,896
21,510	Bank AlBilad	148,548
18,653	Bank Al-Jazira*	63,427
36,408	Banque Saudi Fransi	167,216
2,413	Bupa Arabia for Cooperative Insurance Co.	107,849
1,876	Co. for Cooperative Insurance (The)	69,115
891	Dallah Healthcare Co.	28,119
15,526	Dar Al Arkan Real Estate Development Co.*	82,771
36,317	Dr Sulaiman Al Habib Medical Services Group Co.	2,530,383
700	Elm Co.	190,050
108,508	Etihad Etisalat Co.	1,713,485
5,255	Jabal Omar Development Co.*(d)	30,088
15,972	Jarir Marketing Co.	54,711
855	Makkah Construction & Development Co.(d)	22,013
3,443	Mouwasat Medical Services Co.	66,845
1,521	Nahdi Medical Co.	49,399
43,029	Riyad Bank	332,427
6,876	SABIC Agri-Nutrients Co.	175,347
8,982	Sahara International Petrochemical Co.	45,263
809	SAL Saudi Logistics Services	38,426
38,453	Saudi Arabian Mining Co.*	521,479
167,798	Saudi Arabian Oil Co.(b)	1,118,309
1,248	Saudi Aramco Base Oil Co.	33,084
29,646	Saudi Awwal Bank	266,117
25,470	Saudi Basic Industries Corp.	377,386
25,347	Saudi Electricity Co.	95,597
7,851	Saudi Industrial Investment Group(h)	34,553
18,780	Saudi Investment Bank (The)	74,034
27,334	Saudi Kayan Petrochemical Co.*	36,598
136,939	Saudi National Bank (The)	1,269,906
874	Saudi Research & Media Group*	33,278
1,501	Saudi Tadawul Group Holding Co.	70,184

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Saudi Arabia - 3.0% - (continued)
57,782	Saudi Telecom Co.	$644,655
36,000	United International Transportation Co.	678,670
8,700	Yanbu National Petrochemical Co.	69,023

	Total Saudi Arabia	17,725,880

Singapore - 0.8%
84,300	ASMPT Ltd.	568,871
4,800	BOC Aviation Ltd.(b)	38,694
104,000	Grab Holdings Ltd., Class A Shares*	506,480
17,864	Trip.com Group Ltd.	1,123,132
35,148	Trip.com Group Ltd., ADR	2,202,022

	Total Singapore	4,439,199

South Africa - 3.2%
24,155	Absa Group Ltd.	233,705
10,171	Aspen Pharmacare Holdings Ltd.	68,789
9,385	Bid Corp., Ltd.	249,041
81,241	Bidvest Group Ltd.	1,104,015
20,833	Capitec Bank Holdings Ltd.	4,007,053
89,428	Clicks Group Ltd.	1,924,048
15,366	Discovery Ltd.	186,957
147,491	FirstRand Ltd.	613,235
25,858	Gold Fields Ltd.	585,307
16,967	Harmony Gold Mining Co., Ltd.	245,231
26,021	Impala Platinum Holdings Ltd.*	187,792
1,524	Kumba Iron Ore Ltd.	24,985
741,945	Life Healthcare Group Holdings Ltd.	592,189
48,230	MTN Group Ltd.	335,203
4,899	Naspers Ltd., Class N Shares	1,412,721
104,444	Nedbank Group Ltd.	1,485,406
139,431	Old Mutual Ltd.	90,883
23,929	OUTsurance Group Ltd.	101,069
74,307	Pepkor Holdings Ltd.(b)	120,649
14,376	Remgro Ltd.	127,914
287,305	Sanlam Ltd.	1,416,384
17,899	Sasol Ltd.*	81,294
15,414	Shoprite Holdings Ltd.	251,020
135,136	Standard Bank Group Ltd.	1,759,776
2,586	Valterra Platinum Ltd.	101,382
179,957	Vodacom Group Ltd.	1,381,992
28,189	Woolworths Holdings Ltd.	91,834

	Total South Africa	18,779,874

South Korea - 8.4%
1,173	Alteogen Inc.*	278,793
963	Amorepacific Corp.	93,217
4,443	Celltrion Inc.	517,872
255	CJ CheilJedang Corp.	42,735
15,896	Coway Co., Ltd.	1,021,410
1,381	DB Insurance Co., Ltd.	100,478
1,233	Doosan Bobcat Inc.	41,832
12,898	Doosan Enerbility Co., Ltd.*	376,878
1,334	Ecopro BM Co., Ltd.*	86,029
2,991	Ecopro Co., Ltd.	92,082
8,489	Hana Financial Group Inc.	446,802
699	Hanjin Kal Corp.	71,527
1,886	Hankook Tire & Technology Co., Ltd.	52,431
1,096	Hanmi Semiconductor Co., Ltd.	63,822
922	Hanwha Aerospace Co., Ltd.	542,256
2,735	Hanwha Ocean Co., Ltd.*	154,458
1,441	Hanwha Systems Co., Ltd.	47,350
1,100	HD Hyundai Co., Ltd.	88,949
667	HD Hyundai Electric Co., Ltd.	183,080
669	HD Hyundai Heavy Industries Co., Ltd.	196,403

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Korea - 8.4% - (continued)
1,254	HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	$287,867
3,423	HLB Inc.*	134,745
7,877	HMM Co., Ltd.	121,472
734	HYBE Co., Ltd.*	141,345
1,125	Hyundai Glovis Co., Ltd.	92,363
5,735	Hyundai Mobis Co., Ltd.	1,050,476
4,124	Hyundai Motor Co.	549,962
2,128	Hyundai Rotem Co., Ltd.	225,560
7,385	Industrial Bank of Korea	84,143
8,967	Kakao Corp.	277,205
5,216	KakaoBank Corp.	88,902
35,241	KB Financial Group Inc.	2,648,674
18,134	Kia Corp.	1,166,857
2,324	Korea Aerospace Industries Ltd.	140,664
7,152	Korea Electric Power Corp.	157,247
1,350	Korea Investment Holdings Co., Ltd.	105,553
147	Korea Zinc Co., Ltd.	77,794
4,872	Korean Air Lines Co., Ltd.	79,032
800	Krafton Inc.*	213,409
25,138	KT Corp.	923,505
10,645	KT&G Corp.	923,318
1,415	LG Chem Ltd.	202,428
2,541	LG Corp.	130,606
7,553	LG Display Co., Ltd.*	47,085
2,815	LG Electronics Inc.	144,910
1,318	LG Energy Solution Ltd.*	271,396
218	LG H&H Co., Ltd.	51,410
336	LG Innotek Co., Ltd.	35,113
8,928	LG Uplus Corp.	82,619
400	LS Electric Co., Ltd.	72,549
2,851	Meritz Financial Group Inc.	230,551
5,672	Mirae Asset Securities Co., Ltd.	63,854
4,031	NAVER Corp.	546,487
3,575	NH Investment & Securities Co., Ltd.	44,616
638	Orion Corp.	50,991
831	POSCO Future M Co., Ltd.*	69,701
2,083	POSCO Holdings Inc.	378,660
1,191	Posco International Corp.	42,360
1,417	Samsung Biologics Co., Ltd.*(b)	1,058,201
2,522	Samsung C&T Corp.	272,564
1,588	Samsung Electro-Mechanics Co., Ltd.	140,506
326,804	Samsung Electronics Co., Ltd.	13,298,358
871	Samsung Fire & Marine Insurance Co., Ltd.	255,479
17,567	Samsung Heavy Industries Co., Ltd.*	214,055
2,330	Samsung Life Insurance Co., Ltd.	166,541
1,875	Samsung SDI Co., Ltd.	228,360
1,283	Samsung SDS Co., Ltd.	120,769
44	Samyang Foods Co., Ltd.*	35,381
115,839	Shinhan Financial Group Co., Ltd.	4,840,579
946	SK Biopharmaceuticals Co., Ltd.*	63,374
73,761	SK Hynix Inc.	10,925,015
1,081	SK Inc.	128,114
2,022	SK Innovation Co., Ltd.	131,030
2,816	SK Square Co., Ltd.*	234,130
2,136	SK Telecom Co., Ltd.	79,646
436	SKC Co., Ltd.*	27,913
1,576	S-Oil Corp.	61,849
18,929	Woori Financial Group Inc.	264,053
1,615	Yuhan Corp.	121,369

	Total South Korea	49,121,119

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Taiwan - 16.0%
14,000	Accton Technology Corp.	$343,218
80,000	Acer Inc.	91,892
12,753	Advantech Co., Ltd.	144,316
4,139	Airtac International Group	127,196
2,000	Alchip Technologies Ltd.	184,376
426,498	ASE Technology Holding Co., Ltd.	1,960,814
59,000	Asia Cement Corp.	81,851
9,000	Asia Vital Components Co., Ltd.	183,137
20,000	Asustek Computer Inc.	413,506
163,800	AUO Corp.*	69,561
16,000	Catcher Technology Co., Ltd.	111,230
277,550	Cathay Financial Holding Co., Ltd.	549,444
47,048	Chailease Holding Co., Ltd.	189,371
174,630	Chang Hwa Commercial Bank Ltd.	105,759
49,000	Cheng Shin Rubber Industry Co., Ltd.	82,572
71,000	China Airlines Ltd.	52,076
331,000	China Steel Corp.	216,349
88,000	Chroma ATE Inc.	975,146
106,000	Chunghwa Telecom Co., Ltd.	457,104
117,000	Compal Electronics Inc.	111,582
484,880	CTBC Financial Holding Co., Ltd.	656,005
211,000	Delta Electronics Inc.	2,602,760
24,000	E Ink Holdings Inc.	168,063
415,794	E.Sun Financial Holding Co., Ltd.	410,538
6,100	Eclat Textile Co., Ltd.*	87,075
8,000	Elite Material Co., Ltd.	197,355
2,000	eMemory Technology Inc.	158,673
80,000	Eva Airways Corp.	108,165
30,791	Evergreen Marine Corp. Taiwan Ltd.	249,797
89,000	Far Eastern New Century Corp.	97,043
53,000	Far EasTone Telecommunications Co., Ltd.	152,190
12,230	Feng TAY Enterprise Co., Ltd.	49,124
313,048	First Financial Holding Co., Ltd.	280,575
116,000	Formosa Chemicals & Fibre Corp.	92,061
114,000	Formosa Plastics Corp.	131,088
5,300	Fortune Electric Co., Ltd.	80,105
237,781	Fubon Financial Holding Co., Ltd.	627,142
15,000	Gigabyte Technology Co., Ltd.	136,240
3,000	Global Unichip Corp.	115,091
70,000	Globalwafers Co., Ltd.	727,176
361,480	Hon Hai Precision Industry Co., Ltd.	1,855,166
9,140	Hotai Motor Co., Ltd.	192,883
244,111	Hua Nan Financial Holdings Co., Ltd.	212,677
190,164	Innolux Corp.	76,796
8,000	International Games System Co., Ltd.	222,576
72,000	Inventec Corp.	100,174
3,000	Jentech Precision Industrial Co., Ltd.	133,656
435,112	KGI Financial Holding Co., Ltd.	249,284
3,541	Largan Precision Co., Ltd.	271,266
59,264	Lite-On Technology Corp., ADR	199,062
3,000	Lotes Co., Ltd.	129,586
141,000	MediaTek Inc.	5,854,537
330,889	Mega Financial Holding Co., Ltd.	435,116
22,000	Micro-Star International Co., Ltd.	103,557
139,000	Nan Ya Plastics Corp.	131,997
5,000	Nien Made Enterprise Co., Ltd.	71,843
83,000	Novatek Microelectronics Corp.	1,417,625
59,000	Pegatron Corp.	163,965
7,000	PharmaEssentia Corp.*	115,892
63,000	Pou Chen Corp.	65,086
42,224	Poya International Co., Ltd.	703,933

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Taiwan - 16.0% - (continued)
15,539	President Chain Store Corp.	$131,753
424,000	Quanta Computer Inc.*	3,792,121
15,000	Realtek Semiconductor Corp.	268,757
56,000	Ruentex Development Co., Ltd.	55,588
114,598	Shanghai Commercial & Savings Bank Ltd. (The)	176,864
420,614	Shin Kong Financial Holding Co., Ltd.*	168,402
322,571	SinoPac Financial Holdings Co., Ltd.	245,187
32,700	Synnex Technology International Corp.	77,092
325,803	Taishin Financial Holding Co., Ltd.	185,679
175,831	Taiwan Business Bank	85,956
297,393	Taiwan Cooperative Financial Holding Co., Ltd.	236,493
56,000	Taiwan High Speed Rail Corp.	51,008
53,000	Taiwan Mobile Co., Ltd.	201,219
1,416,507	Taiwan Semiconductor Manufacturing Co., Ltd.	45,108,753
56,118	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	10,848,732
194,668	TCC Group Holdings Co., Ltd.	189,267
43,000	Unimicron Technology Corp.	149,744
140,000	Uni-President Enterprises Corp.	369,136
327,000	United Microelectronics Corp.	504,638
32,013	Vanguard International Semiconductor Corp.	88,491
2,000	Voltronic Power Technology Corp.	89,403
19,630	Wan Hai Lines Ltd.	70,143
77,000	Wistron Corp.	295,359
24,000	Wiwynn Corp.	1,911,414
41,760	WPG Holdings Ltd.	97,424
72,357	Yageo Corp.	1,168,953
48,000	Yang Ming Marine Transport Corp.	126,787
309,993	Yuanta Financial Holding Co., Ltd.	321,639
16,000	Zhen Ding Technology Holding Ltd.	54,360

	Total Taiwan	93,353,805

Thailand - 0.7%
33,800	Advanced Info Service PCL, NVDR	293,871
112,800	Airports of Thailand PCL, NVDR	113,768
342,200	Bangkok Dusit Medical Services PCL, NVDR	224,036
15,000	Bumrungrad Hospital PCL, NVDR	63,816
60,900	Central Pattana PCL, NVDR	84,402
118,200	Charoen Pokphand Foods PCL, NVDR	88,156
165,900	CP ALL PCL, NVDR	237,211
46,716	CP AXTRA PCL, NVDR	26,747
86,600	Delta Electronics Thailand PCL, NVDR	273,230
129,098	Gulf Development PCL*	176,874
137,900	Home Product Center PCL, NVDR	32,279
168,200	Kasikornbank PCL	789,927
27,000	Kasikornbank PCL, NVDR	126,630
121,000	Krung Thai Bank PCL, NVDR	81,947
91,300	Minor International PCL, NVDR	68,971
165,700	PTT Exploration & Production PCL	495,662
40,800	PTT Exploration & Production PCL, NVDR	121,812
98,900	PTT Oil & Retail Business PCL, NVDR	35,559
304,000	PTT PCL, NVDR	275,413
40,500	SCB X PCL, NVDR	146,154
23,000	Siam Cement PCL (The), NVDR	116,492
1,277,200	TMBThanachart Bank PCL, NVDR	74,675
272,121	True Corp. PCL, NVDR*	103,596

	Total Thailand	4,051,228

Turkey - 0.6%
78,127	Akbank TAS	101,783
39,612	Aselsan Elektronik Sanayi Ve Ticaret AS	131,197
66,815	BIM Birlesik Magazalar AS	813,485
16,577	Coca-Cola Icecek AS	20,663
69,832	Eregli Demir ve Celik Fabrikalari TAS*	41,865

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Turkey - 0.6% - (continued)
17,990	Ford Otomotiv Sanayi AS	$36,853
25,546	Haci Ömer Sabanci Holding AS	50,514
19,638	KOC Holding AS	71,196
190,000	MLP Saglik Hizmetleri AS, Class B Shares*(b)	1,530,314
5,249	Pegasus Hava Tasimaciligi AS*	32,370
195,088	Sasa Polyester Sanayi AS*	16,355
57,900	Tofas Turk Otomobil Fabrikasi AS	262,078
13,822	Turk Hava Yollari AO*	96,552
31,232	Turkcell Iletisim Hizmetleri AS	75,755
204,992	Turkiye Is Bankasi AS, Class C Shares	56,354
26,836	Turkiye Petrol Rafinerileri AS	85,020
28,575	Turkiye Sise ve Cam Fabrikalari AS	24,114
81,036	Yapi ve Kredi Bankasi AS*	52,762

	Total Turkey	3,499,230

United Arab Emirates - 0.9%
84,338	Abu Dhabi Commercial Bank PJSC	277,340
41,360	Abu Dhabi Islamic Bank PJSC	215,766
128,791	Abu Dhabi National Oil Co. for Distribution PJSC	127,497
96,553	ADNOC Drilling Co. PJSC	137,988
94,933	Adnoc Gas PLC	84,775
112,561	Aldar Properties PJSC	254,634
80,135	Americana Restaurants International PLC - Foreign Co.	44,415
74,000	Dubai Electricity & Water Authority PJSC*	55,001
76,638	Dubai Islamic Bank PJSC	172,127
27,975	Emaar Development PJSC	102,043
308,521	Emaar Properties PJSC	1,104,377
52,786	Emirates NBD Bank PJSC	321,551
100,586	Emirates Telecommunications Group Co. PJSC	470,455
129,397	First Abu Dhabi Bank PJSC	567,153
114,981	Multiply Group PJSC*	72,928
38,101	Salik Co. PJSC	59,335
2,540,500	Talabat Holding PLC	995,893

	Total United Arab Emirates	5,063,278

United Kingdom - 0.9%
14,628	Anglogold Ashanti PLC	628,569
600,959	Helios Towers PLC*	973,497
26,000	Lion Finance Group PLC	2,349,900
17,638	Unilever PLC	1,118,241

	Total United Kingdom	5,070,207

United States - 0.4%
21,962	BeOne Medicines Ltd.*	415,822
4,299	EPAM Systems Inc.*	750,133
2,342	Legend Biotech Corp., ADR*	67,801
17,629	Schlumberger NV	582,639
2,820	Southern Copper Corp.	256,366

	Total United States	2,072,761

Uruguay - 1.2%
134,811	Arcos Dorados Holdings Inc., Class A Shares	998,950
2,431	MercadoLibre Inc.*	6,231,358

	Total Uruguay	7,230,308

	TOTAL COMMON STOCKS (Cost - $436,113,735)	567,423,216

PREFERRED STOCKS - 1.3%
Brazil - 0.7%
151,538	Banco Bradesco SA, Class Preferred Shares	429,301
5,428	Centrais Eletricas Brasileiras SA, Class Preferred B Shares	44,585
48,798	Cia Energetica de Minas Gerais, Class Preferred Shares	92,503
41,489	Cia Paranaense de Energia - Copel, Class Preferred B Shares	91,925
37,579	Gerdau SA, Class Preferred Shares	100,217
319,001	Itau Unibanco Holding SA, Class Preferred Shares	2,088,033
155,164	Itausa SA, Class Preferred Shares	300,646

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units		Security	Value
Brazil - 0.7% - (continued)
132,430		Petroleo Brasileiro SA - Petrobras, Class Preferred Shares	$715,600
24,868		Telefonica Brasil SA, Class Preferred Shares	124,636

		Total Brazil	3,987,446

Chile - 0.0%@
4,284		Sociedad Quimica y Minera de Chile SA, Class Preferred B Shares*	128,124

Colombia - 0.0%@
11,353		Grupo Cibest SA	116,946

Mexico - 0.1%
418,317		Cemex SAB de CV, Class Preferred Shares	286,846

South Korea - 0.5%
940		Hyundai Motor Co., Class Preferred 2nd Shares	100,517
565		Hyundai Motor Co., Class Preferred Shares	60,497
80,774		Samsung Electronics Co., Ltd., Class Preferred Shares	2,696,051

		Total South Korea	2,857,065

		TOTAL PREFERRED STOCKS (Cost - $7,114,562)	7,376,427

RIGHT - 0.0%@
South Korea - 0.0%@
66		Hanwha Aerospace Co., Ltd. expires 7/2/25*(d)(h) (Cost - $0)	6,066

WARRANTS - 0.0%@
Malaysia - 0.0%@
16,560		YTL Corp. Bhd, expires 12/31/2049*(d)(h)	1,245
12,260		YTL Power International Bhd, expires 12/31/2049*(d)(h)	2,160

		TOTAL WARRANTS (Cost - $1)	3,405

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $443,228,298)	574,809,114

Face Amount†
SHORT-TERM INVESTMENTS(f) - 2.1%
MONEY MARKET FUND - 0.1%
$ 513,813		Invesco STIT - Government & Agency Portfolio, Institutional Class, 4.174%(g) (Cost - $513,813)	513,813

TIME DEPOSITS - 2.0%
		BBH - New York:
31	EUR	1.080% due 6/2/25	36
14,566	ZAR	5.450% due 6/2/25	810
1,938,369	HKD	BNP Paribas - Paris, 0.000% due 6/2/25	247,208
13,878	EUR	Citibank - London, 1.080% due 6/2/25	15,759
7,215,142		Citibank - New York, 3.680% due 6/2/25	7,215,142
1,110,672	HKD	HSBC Bank - Hong Kong, 0.000% due 6/2/25	141,648
1,635,671		JPMorgan Chase & Co. - New York, 3.680% due 6/2/25	1,635,671
2,031,995		Skandinaviska Enskilda Banken AB - Stockholm, 3.680% due 6/2/25	2,031,995
185	GBP	Societe Generale SA - Paris, 3.170% due 6/2/25	249
429,071	ZAR	Standard Chartered Bank - Johannesburg, 5.450% due 6/2/25	23,860
		Sumitomo Mitsui Banking Corp. - Tokyo:
22	EUR	1.080% due 6/2/25	25
230,493		3.680% due 6/2/25	230,493

		TOTAL TIME DEPOSITS (Cost - $11,542,896)	11,542,896

		TOTAL SHORT-TERM INVESTMENTS (Cost - $12,056,709)	12,056,709

		TOTAL INVESTMENTS - 100.6% (Cost - $455,285,007)	586,865,823

		Liabilities in Excess of Other Assets - (0.6)%	(3,302,123)

		TOTAL NET ASSETS - 100.0%	$583,563,700

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	All or a portion of this security is on loan (See Note 1).
(b)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2025, amounts to $23,266,348 and represents 4.0% of net assets.

(c)	Security trades on the Hong Kong exchange.
(d)	Illiquid security.
(e)	The aggregate value of restricted securities (excluding 144A holdings) at May 31, 2025, amounts to $8,913 and represents less than 0.05% of net assets.
(f)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 2.0%.
(g)	Represents investments of collateral received from securities lending transactions.
(h)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
#	Security that used significant unobservable inputs to determine fair value. At May 31, 2025, the Fund held a Level 3 securities with a value of $11,990, representing less than 0.05% of net assets.

At May 31, 2025, for Emerging Markets Equity Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Emerging Markets Equity Fund	$ 455,285,007	$ 175,545,836	$ (43,927,777)	$ 131,618,059

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depository Receipt
PCL	—	Public Company Limited
PJSC	—	Private Joint Stock Company
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Financials
Banks	21.0%
Insurance	2.7
Consumer Finance	0.9
Other	1.6
Information Technology
Semiconductors & Semiconductor Equipment	13.6
Technology Hardware, Storage & Peripherals	4.8
IT Services	1.5
Other	1.8
Consumer Discretionary	14.9
Communication Services	8.9
Industrials	7.0
Consumer Staples	4.3
Materials	4.1
Health Care	4.0
Energy	3.9
Real Estate	1.7
Utilities	1.3
Short-Term Investments	2.0

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

At May 31, 2025, Emerging Markets Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation
Contracts to Buy:
E-mini MSCI Emerging Markets Index Futures	18	6/25	$997,125	$1,034,370	$37,245

At May 31, 2025, Emerging Markets Equity Fund had deposited cash of $51,994 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

At May 31, 2025, Emerging Markets Equity Fund had open forward foreign currency contract as described below.

The unrealized depreciation on the open contract was as follows:

Foreign Currency	Local Currency	InExchange For	Counterparty	Value	Settlement Date	Unrealized Depreciation
Contract to Buy:
United Arab Emirates Dirham	678,365	USD 184,691	UBS	$184,689	6/3/25	$(2)

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Currency abbreviations used in this schedule:

EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Counterparty abbreviation used in this schedule:

UBS	—	UBS Securities LLC

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7%
Advertising - 0.1%
$ 265,000	B	Clear Channel Outdoor Holdings Inc., Senior Secured Notes, 5.125% due 8/15/27(a)	$259,412
160,000	BB	Lamar Media Corp., Company Guaranteed Notes, 4.000% due 2/15/30	150,928
		Outfront Media Capital LLC/Outfront Media Capital Corp.:
80,000	BB	Senior Secured Notes, 7.375% due 2/15/31(a)	84,531
115,000	B	Senior Unsecured Notes, 4.250% due 1/15/29(a)	108,769
125,000	BB-	Stagwell Global LLC, Company Guaranteed Notes, 5.625% due 8/15/29(a)	117,626

		Total Advertising	721,266

Aerospace/Defense - 0.4%
		Boeing Co. (The), Senior Unsecured Notes:
50,000	BBB-	3.100% due 5/1/26	49,244
70,000	BBB-	2.700% due 2/1/27	67,790
200,000	BBB-	2.800% due 3/1/27	192,907
130,000	BBB-	3.200% due 3/1/29	122,953
100,000	BBB-	5.150% due 5/1/30	100,851
50,000	BBB-	3.625% due 2/1/31	46,582
100,000	BBB-	3.600% due 5/1/34	86,415
50,000	BBB-	6.528% due 5/1/34	53,334
40,000	BBB-	3.550% due 3/1/38	30,856
25,000	BBB-	3.500% due 3/1/39	18,825
40,000	BBB-	3.750% due 2/1/50	27,394
630,000	BBB-	5.805% due 5/1/50	589,266
455,000	BBB-	6.858% due 5/1/54	485,106
100,000	BBB-	3.950% due 8/1/59	66,149
331,000	BBB-	5.930% due 5/1/60	306,373
175,000	B+	Bombardier Inc., Senior Unsecured Notes, 6.000% due 2/15/28(a)	174,830
		General Dynamics Corp., Company Guaranteed Notes:
25,000	A	2.850% due 6/1/41	17,816
25,000	A	4.250% due 4/1/50	20,485
50,000	A-	General Electric Co., Senior Unsecured Notes, 5.875% due 1/14/38	52,269
		L3Harris Technologies Inc., Senior Unsecured Notes:
50,000	BBB	3.850% due 12/15/26	49,526
100,000	BBB	5.400% due 1/15/27	101,406
361,000	BBB	4.400% due 6/15/28	359,550
50,000	BBB	5.600% due 7/31/53	47,586
		Lockheed Martin Corp., Senior Unsecured Notes:
50,000	A-	4.070% due 12/15/42	41,185
50,000	A-	3.800% due 3/1/45	38,717
50,000	A-	4.700% due 5/15/46	43,639
25,000	A-	2.800% due 6/15/50	15,191
50,000	A-	4.090% due 9/15/52	38,474
24,000	A-	4.150% due 6/15/53	18,541
25,000	A-	5.700% due 11/15/54	24,553
		Northrop Grumman Corp., Senior Unsecured Notes:
600,000	BBB+	3.250% due 1/15/28	583,493
334,000	BBB+	4.700% due 3/15/33	328,100
64,000	BBB+	4.750% due 6/1/43	56,594
51,000	BBB+	4.030% due 10/15/47	39,530
280,000	BBB+	5.250% due 5/1/50	257,300
		RTX Corp., Senior Unsecured Notes:
50,000	BBB+	5.750% due 11/8/26	50,862

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Aerospace/Defense - 0.4% - (continued)
$ 250,000	BBB+	3.500% due 3/15/27	$245,972
100,000	BBB+	4.125% due 11/16/28	98,899
140,000	BBB+	5.750% due 1/15/29	145,932
116,000	BBB+	2.375% due 3/15/32	99,028
164,000	BBB+	6.100% due 3/15/34	174,494
25,000	BBB+	6.125% due 7/15/38	26,340
25,000	BBB+	4.450% due 11/16/38	22,506
430,000	BBB+	4.500% due 6/1/42	371,050
76,000	BBB+	3.750% due 11/1/46	56,616
177,000	BBB+	2.820% due 9/1/51	105,605
100,000	BBB+	5.375% due 2/27/53	92,794
340,000	B-	Spirit AeroSystems Inc., Secured Notes, 9.750% due 11/15/30(a)	375,975
		TransDigm Inc., Senior Secured Notes:
240,000	BB-	7.125% due 12/1/31(a)	248,515
10,000	BB-	6.625% due 3/1/32(a)	10,229

		Total Aerospace/Defense	6,677,647

Agriculture - 0.6%
		Altria Group Inc., Company Guaranteed Notes:
210,000	BBB+	6.200% due 11/1/28	220,688
300,000	BBB+	4.800% due 2/14/29	301,003
1,290,000	BBB+	2.450% due 2/4/32	1,093,741
669,000	BBB+	6.875% due 11/1/33	734,491
50,000	BBB+	5.800% due 2/14/39	49,479
320,000	BBB+	5.950% due 2/14/49	311,215
25,000	A	Archer-Daniels-Midland Co., Senior Unsecured Notes, 3.250% due 3/27/30	23,647
		BAT Capital Corp., Company Guaranteed Notes:
50,000	BBB+	3.215% due 9/6/26	49,159
224,000	BBB+	3.557% due 8/15/27	219,123
148,000	BBB+	2.259% due 3/25/28	139,120
105,000	BBB+	5.834% due 2/20/31	109,343
90,000	BBB+	6.000% due 2/20/34	93,485
725,000	BBB+	5.625% due 8/15/35	725,474
50,000	BBB+	4.390% due 8/15/37	43,902
791,000	BBB+	4.540% due 8/15/47	623,320
393,000	BBB+	4.758% due 9/6/49	314,928
208,000	BBB+	7.081% due 8/2/53	225,628
770,000	BBB+	6.250% due 8/15/55	757,732
		BAT International Finance PLC, Company Guaranteed Notes:
110,000	BBB+	4.448% due 3/16/28	109,617
50,000	BBB+	5.931% due 2/2/29	52,211
130,000	BB+	Darling Ingredients Inc., Company Guaranteed Notes, 5.250% due 4/15/27(a)	129,183
690,000	BBB	Imperial Brands Finance PLC, Company Guaranteed Notes, 5.875% due 7/1/34(a)	693,143
1,225,000	A+	Japan Tobacco Inc., Senior Unsecured Notes, 5.850% due 6/15/35(a)	1,261,172
		Philip Morris International Inc., Senior Unsecured Notes:
100,000	A-	4.750% due 2/12/27	100,754
234,000	A-	5.125% due 11/17/27	238,098
180,000	A-	4.875% due 2/13/29	182,203
210,000	A-	2.100% due 5/1/30	186,723
40,000	A-	5.125% due 2/13/31	40,657
50,000	A-	5.375% due 2/15/33	50,961
25,000	A-	5.625% due 9/7/33	25,817
190,000	A-	5.250% due 2/13/34	191,088
25,000	A-	6.375% due 5/16/38	27,109

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Agriculture - 0.6% - (continued)
$ 25,000	A-	3.875% due 8/21/42	$19,789
25,000	A-	4.125% due 3/4/43	20,358
25,000	A-	4.250% due 11/10/44	20,623
		Reynolds American Inc., Company Guaranteed Notes:
25,000	BBB+	5.700% due 8/15/35	25,040
89,000	BBB+	5.850% due 8/15/45	83,759

		Total Agriculture	9,493,783

Airlines - 0.5%
641,883	A-	American Airlines Class A Pass-Through Trust, Pass-Thru Certificates, 3.375% due 5/1/27	623,743
250,000	BB	American Airlines Inc., Senior Secured Notes, 8.500% due 5/15/29(a)	259,166
		American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes:
143,333	Ba1(b)	5.500% due 4/20/26(a)	143,187
680,000	Ba1(b)	5.750% due 4/20/29(a)	668,781
1,260,721	AA	British Airways Class AA Pass Through Trust, Pass-Thru Certificates, 3.300% due 12/15/32(a)	1,165,559
365,464	AA	Delta Air Lines Class AA Pass Through Trust, Pass-Thru Certificates, 2.000% due 6/10/28	341,597
2,295,000	A3(b)	Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes, 4.750% due 10/20/28(a)	2,287,734
85,000	B+	JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes, 9.875% due 9/20/31(a)	84,025
2,081,250	Baa3(b)	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes, 6.500% due 6/20/27(a)	2,087,377
42,743	Aa3(b)	United Airlines Class AA Pass-Through Trust, Pass-Thru Certificates, 4.150% due 8/25/31	40,414
481,944	A	United Airlines Class B Pass-Through Trust, Pass-Thru Certificates, 4.875% due 1/15/26	479,717
195,000	BBB-	United Airlines Inc., Senior Secured Notes, 4.625% due 4/15/29(a)	185,336

		Total Airlines	8,366,636

Apparel - 0.0%@
		NIKE Inc., Senior Unsecured Notes:
25,000	AA-	3.250% due 3/27/40	19,298
25,000	AA-	3.875% due 11/1/45	19,310
50,000	AA-	3.375% due 3/27/50	34,268
80,000	BB+	William Carter Co. (The), Company Guaranteed Notes, 5.625% due 3/15/27(a)	79,508

		Total Apparel	152,384

Auto Manufacturers - 0.4%
170,000	Ba2(b)	Allison Transmission Inc., Senior Unsecured Notes, 5.875% due 6/1/29(a)	170,774
		American Honda Finance Corp., Senior Unsecured Notes:
200,000	A-	1.300% due 9/9/26	191,919
100,000	A-	2.300% due 9/9/26	97,190
100,000	A-	4.900% due 3/12/27	100,669
25,000	A	Cummins Inc., Senior Unsecured Notes, 2.600% due 9/1/50	14,411
		Ford Motor Co., Senior Unsecured Notes:
615,000	BBB-	3.250% due 2/12/32	507,082
50,000	BBB-	4.750% due 1/15/43	37,538
50,000	BBB-	5.291% due 12/8/46	39,353
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
200,000	BBB-	2.700% due 8/10/26	193,500
200,000	BBB-	5.800% due 3/5/27	199,796
460,000	BBB-	2.900% due 2/16/28	425,911
220,000	BBB-	2.900% due 2/10/29	196,970
230,000	BBB-	7.122% due 11/7/33	233,376
		General Motors Co., Senior Unsecured Notes:
50,000	BBB	5.600% due 10/15/32	49,700
50,000	BBB	6.600% due 4/1/36	51,498
50,000	BBB	5.150% due 4/1/38	45,113
260,000	BBB	6.250% due 10/2/43	247,112
25,000	BBB	5.200% due 4/1/45	20,753
25,000	BBB	6.750% due 4/1/46	24,894

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Auto Manufacturers - 0.4% - (continued)
$ 25,000		BBB	5.400% due 4/1/48	$21,005
			General Motors Financial Co., Inc.:
100,000		BBB	Company Guaranteed Notes, 4.350% due 1/17/27	99,068
			Senior Unsecured Notes:
100,000		BBB	1.500% due 6/10/26	96,638
100,000		BBB	2.350% due 2/26/27	95,692
765,000		BBB	5.850% due 4/6/30	781,447
50,000		BBB	5.950% due 4/4/34	49,614
50,000		BBB	5.900% due 1/7/35	49,295
50,000		BBB	6.150% due 7/15/35	50,027
100,000		A-	Honda Motor Co., Ltd., Senior Unsecured Notes, 2.534% due 3/10/27	96,672
			Hyundai Capital America, Senior Unsecured Notes:
700,000		A-	5.650% due 6/26/26(a)	706,292
305,000		A-	5.300% due 3/19/27(a)	307,118
184,000		A-	5.400% due 3/29/32(a)	182,776
			Toyota Motor Credit Corp., Senior Unsecured Notes:
100,000		A+	1.125% due 6/18/26	96,709
100,000		A+	5.000% due 8/14/26	100,713
100,000		A+	5.400% due 11/20/26	101,547
50,000		A+	3.200% due 1/11/27	49,123
100,000		A+	1.900% due 1/13/27	96,189
100,000		A+	3.050% due 3/22/27	97,778
100,000		A+	5.550% due 11/20/30	104,258
			Volkswagen Group of America Finance LLC, Company Guaranteed Notes:
260,000		BBB+	4.750% due 11/13/28(a)	257,249
580,000		BBB+	5.350% due 3/27/30(a)	581,255

			Total Auto Manufacturers	6,868,024

Auto Parts & Equipment - 0.1%
255,000		BBB-	Adient Global Holdings Ltd., Senior Secured Notes, 7.000% due 4/15/28(a)	260,844
100,000		B+	American Axle & Manufacturing Inc., Company Guaranteed Notes, 6.500% due 4/1/27	99,615
			Aptiv Swiss Holdings Ltd., Company Guaranteed Notes:
25,000		BBB	3.100% due 12/1/51	14,312
25,000		BBB	4.150% due 5/1/52	17,165
130,000		BB-	Dana Inc., Senior Unsecured Notes, 5.625% due 6/15/28	129,487
230,000		B+	Goodyear Tire & Rubber Co. (The), Company Guaranteed Notes, 5.000% due 7/15/29	220,541

			Total Auto Parts & Equipment	741,964

Banks - 7.4%
			ABN AMRO Bank NV:
600,000	EUR	Ba1u(b)	Junior Subordinated Notes, (Cost - $619,348, acquired 3/7/24), 4.750% (5-Year EUR Swap Rate + 3.898%)(c)(d)(e)	674,121
800,000		BBB	Senior Non-Preferred Notes, 2.470% (1-Year CMT Index + 1.100%) due 12/13/29(a)(d)	737,733
260,000		BBB-	Subordinated Notes, 4.750% due 7/28/25(a)	259,934
200,000		BBB	AIB Group PLC, Senior Unsecured Notes, 5.871% (SOFR + 1.910%) due 3/28/35(a)(d)	202,765
800,000		A	Banco Bilbao Vizcaya Argentaria SA, Senior Preferred Notes, 5.381% due 3/13/29	818,800
1,000,000		BB-	Banco Mercantil del Norte SA, Junior Subordinated Notes, 5.875% (5-Year CMT Index + 4.643%)(a)(d)(e)	980,947
800,000		Baa2(b)	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, Subordinated Notes, 7.525% (5-Year CMT Index + 2.995%) due 10/1/28(a)(d)	842,775
			Banco Santander SA, Senior Preferred Notes:
800,000		A+	5.588% due 8/8/28	822,404
200,000		A+	6.938% due 11/7/33	222,619
			Bank of America Corp.:
841,000		BBB-	Junior Subordinated Notes, 6.625% (5-Year CMT Index + 2.684%)(d)(e)	856,879
			Senior Unsecured Notes:
210,000		A-	3.500% due 4/19/26	208,061
740,000		A-	1.658% (SOFR + 0.910%) due 3/11/27(d)	722,978

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Banks - 7.4% - (continued)
$ 200,000	A-	1.734% (SOFR + 0.960%) due 7/22/27(d)	$193,482
50,000	A-	5.933% (SOFR + 1.340%) due 9/15/27(d)	50,780
100,000	A-	3.824% (3-Month Term SOFR + 1.837%) due 1/20/28(d)	98,671
100,000	A-	2.551% (SOFR + 1.050%) due 2/4/28(d)	96,653
230,000	A-	4.376% (SOFR + 1.580%) due 4/27/28(d)	228,897
150,000	A-	3.593% (3-Month Term SOFR + 1.632%) due 7/21/28(d)	146,813
100,000	A-	4.948% (SOFR + 2.040%) due 7/22/28(d)	100,606
100,000	A-	6.204% (SOFR + 1.990%) due 11/10/28(d)	103,525
435,000	A-	3.419% (3-Month Term SOFR + 1.302%) due 12/20/28(d)	421,967
3,850,000	A-	3.970% (3-Month Term SOFR + 1.332%) due 3/5/29(d)	3,780,628
100,000	A-	2.087% (SOFR + 1.060%) due 6/14/29(d)	92,792
100,000	A-	4.271% (3-Month Term SOFR + 1.572%) due 7/23/29(d)	98,821
241,000	A-	5.819% (SOFR + 1.570%) due 9/15/29(d)	249,617
659,000	A-	3.974% (3-Month Term SOFR + 1.472%) due 2/7/30(d)	642,420
383,000	A-	2.592% (SOFR + 2.150%) due 4/29/31(d)	345,371
585,000	A-	1.922% (SOFR + 1.370%) due 10/24/31(d)	503,133
690,000	A-	2.687% (SOFR + 1.320%) due 4/22/32(d)	609,106
600,000	A-	2.572% (SOFR + 1.210%) due 10/20/32(d)	519,849
752,000	A-	2.972% (SOFR + 1.330%) due 2/4/33(d)	662,017
1,490,000	A-	4.571% (SOFR + 1.830%) due 4/27/33(d)	1,444,147
411,000	A-	5.872% (SOFR + 1.840%) due 9/15/34(d)	426,453
355,000	A-	5.468% (SOFR + 1.650%) due 1/23/35(d)	358,338
250,000	A-	4.244% (3-Month Term SOFR + 2.076%) due 4/24/38(d)	221,279
250,000	A-	2.676% (SOFR + 1.930%) due 6/19/41(d)	174,174
200,000	A-	5.000% due 1/21/44	183,817
360,000	A-	4.330% (3-Month Term SOFR + 1.782%) due 3/15/50(d)	290,578
260,000	A-	4.083% (3-Month Term SOFR + 3.412%) due 3/20/51(d)	200,359
50,000	A-	2.831% (SOFR + 1.880%) due 10/24/51(d)	30,186
		Subordinated Notes:
40,000	BBB+	4.450% due 3/3/26	39,939
120,000	BBB+	4.250% due 10/22/26	119,492
100,000	BBB+	4.183% due 11/25/27	99,112
790,000	BBB+	5.425% (SOFR + 1.913%) due 8/15/35(d)	772,982
1,130,000	BBB+	5.518% (SOFR + 1.738%) due 10/25/35(d)	1,108,174
655,000	BBB	Bank of Ireland Group PLC, Senior Unsecured Notes, 5.601% (SOFR + 1.620%) due 3/20/30(a)(d)	668,996
		Bank of Montreal, Senior Unsecured Notes:
100,000	A-	5.300% due 6/5/26	100,816
100,000	A-	2.650% due 3/8/27	97,069
		Bank of New York Mellon Corp. (The), Senior Unsecured Notes:
100,000	A	2.450% due 8/17/26	97,809
50,000	A	1.050% due 10/15/26	47,858
390,000	A	4.289% (SOFR + 1.418%) due 6/13/33(d)	372,457
50,000	A	4.967% (SOFR + 1.606%) due 4/26/34(d)	49,418
100,000	A	5.188% (SOFR + 1.418%) due 3/14/35(d)	99,867
		Bank of Nova Scotia (The):
		Senior Unsecured Notes:
10,000	A-	1.300% due 6/11/25	9,991
100,000	A-	2.700% due 8/3/26	98,066
100,000	A-	1.950% due 2/2/27	96,262
50,000	A-	2.951% due 3/11/27	48,778
180,000	BBB+	Subordinated Notes, 4.588% (5-Year CMT Index + 2.050%) due 5/4/37(d)	167,624
		Barclays PLC, Senior Unsecured Notes:
820,000	BBB+	4.972% (3-Month USD-LIBOR + 1.902%) due 5/16/29(d)	823,283

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Banks - 7.4% - (continued)
$ 200,000		BBB+	6.490% (SOFR + 2.220%) due 9/13/29(d)	$209,796
2,305,000		BBB+	5.367% (SOFR + 1.230%) due 2/25/31(d)	2,324,379
200,000		BBB+	2.894% (1-Year CMT Index + 1.300%) due 11/24/32(d)	174,038
200,000		BBB+	6.224% (SOFR + 2.980%) due 5/9/34(d)	208,616
730,000		BBB+	5.785% (SOFR + 1.590%) due 2/25/36(d)	730,527
600,000	EUR	Ba1(b)	BAWAG Group AG, Junior Subordinated Notes, (Cost - $659,155, acquired 12/9/24), 7.250% (5-Year EURIBOR ICE Swap + 5.052%)(c)(d)(e)	703,204
			BNP Paribas SA:
			Junior Subordinated Notes:
550,000		BBB-	7.750% (5-Year CMT Index + 4.899%)(a)(d)(e)	573,457
200,000		BBB-	8.000% (5-Year CMT Index + 3.727%)(a)(d)(e)	209,636
			Senior Non-Preferred Notes:
220,000		A-	2.219% (SOFR + 2.074%) due 6/9/26(a)(d)	219,896
950,000		A-	4.400% due 8/14/28(a)	940,318
200,000		A-	2.871% (3-Month Term SOFR + 1.387%) due 4/19/32(a)(d)	176,379
			Senior Preferred Notes:
650,000		A+	5.125% (1-Year CMT Index + 1.450%) due 1/13/29(a)(d)	656,477
600,000		A+	5.894% (SOFR + 1.866%) due 12/5/34(a)(d)	625,435
200,000		BBB+	Subordinated Notes, 4.375% (5-Year USD Swap Rate + 1.483%) due 3/1/33(a)(d)	194,501
			BPCE SA, Senior Non-Preferred Notes:
1,120,000		BBB+	6.714% (SOFR + 2.270%) due 10/19/29(a)(d)	1,178,235
530,000		BBB+	5.936% (SOFR + 1.850%) due 5/30/35(a)(d)	536,022
900,000	EUR	BBB	CaixaBank SA, Subordinated Notes, (Cost - $1,036,823, acquired 3/7/24), 6.250% (5-Year EUR Swap Rate + 3.550%) due 2/23/33(c)(d)	1,093,469
100,000		A-	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 5.926% due 10/2/26	101,840
			Citigroup Inc.:
			Junior Subordinated Notes:
210,000		BB+	6.950% (5-Year CMT Index + 2.726%)(d)(e)	211,837
700,000		BB+	7.125% (5-Year CMT Index + 2.693%)(d)(e)	709,517
			Senior Unsecured Notes:
70,000		BBB+	4.658% (SOFR + 1.887%) due 5/24/28(d)	69,982
2,540,000		BBB+	3.520% (3-Month Term SOFR + 1.413%) due 10/27/28(d)	2,470,473
100,000		BBB+	3.980% (3-Month Term SOFR + 1.600%) due 3/20/30(d)	97,092
550,000		BBB+	4.412% (SOFR + 3.914%) due 3/31/31(d)	537,684
70,000		BBB+	2.572% (SOFR + 2.107%) due 6/3/31(d)	62,665
690,000		BBB+	2.561% (SOFR + 1.167%) due 5/1/32(d)	602,281
160,000		BBB+	2.520% (SOFR + 1.177%) due 11/3/32(d)	137,576
250,000		BBB+	3.785% (SOFR + 1.939%) due 3/17/33(d)	229,225
220,000		BBB+	4.910% (SOFR + 2.086%) due 5/24/33(d)	215,922
76,000		BBB+	4.650% due 7/30/45	64,937
70,000		BBB+	4.650% due 7/23/48	58,387
			Subordinated Notes:
210,000		BBB	4.400% due 6/10/25	209,827
20,000		BBB	5.500% due 9/13/25	20,038
890,000		BBB	4.300% due 11/20/26	885,665
30,000		BBB	6.625% due 6/15/32	32,261
100,000		BBB	6.675% due 9/13/43	105,930
286,000		BBB	5.300% due 5/6/44	261,475
50,000		BBB+	Citizens Financial Group Inc., Senior Unsecured Notes, 2.850% due 7/27/26	49,005
			Commonwealth Bank of Australia:
8,000		AA-	Senior Unsecured Notes, 3.900% due 7/12/47(a)	6,136
1,945,000		A-	Subordinated Notes, 5.929% (1-Year CMT Index + 1.320%) due 3/14/46(a)(d)	1,866,470
270,000		A-	Cooperatieve Rabobank UA, Senior Non-Preferred Notes, 3.758% (1-Year CMT Index + 1.420%) due 4/6/33(a)(d)	247,792
			Credit Agricole SA:
1,000,000	EUR	BBB-	Junior Subordinated Notes, (Cost - $1,147,706, acquired 3/6/24), 7.250% (5-Year EURIBOR ICE Swap + 4.441%)(c)(d)(e)	1,215,439

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Banks - 7.4% - (continued)
			Senior Non-Preferred Notes:
$ 500,000		A-	1.907% (SOFR + 1.676%) due 6/16/26(a)(d)	$499,427
865,000		A-	5.222% (SOFR + 1.460%) due 5/27/31(a)(d)	872,763
490,000		A-	5.862% (SOFR + 1.740%) due 1/9/36(a)(d)	497,216
			Danske Bank AS, Senior Non-Preferred Notes:
2,100,000		A-	4.298% (1-Year CMT Index + 1.750%) due 4/1/28(a)(d)	2,084,414
1,250,000		A-	5.705% (1-Year CMT Index + 1.400%) due 3/1/30(a)(d)	1,287,616
310,000		A-	4.613% (1-Year CMT Index + 1.100%) due 10/2/30(a)(d)	306,489
			Deutsche Bank AG:
			Senior Non-Preferred Notes:
200,000	EUR	BBB	(Cost - $226,274, acquired 12/4/24), 5.000% (3-Month EURIBOR + 2.950%) due 9/5/30(c)(d)	242,175
150,000		BBB	5.297% (SOFR + 1.720%) due 5/9/31(d)	150,143
200,000		BBB-	Subordinated Notes, 3.742% (SOFR + 2.257%) due 1/7/33(d)	175,924
300,000		AA-	DNB Bank ASA, Senior Preferred Notes, 4.853% (SOFR + 1.050%) due 11/5/30(a)(d)	301,283
100,000		BBB+	Fifth Third Bancorp, Senior Unsecured Notes, 2.550% due 5/5/27	96,265
			Goldman Sachs Group Inc. (The):
590,000		BB+	Junior Subordinated Notes, 7.500% (5-Year CMT Index + 2.809%)(d)(e)	616,037
			Senior Unsecured Notes:
250,000		BBB+	3.500% due 11/16/26	246,344
100,000		BBB+	3.850% due 1/26/27	99,130
270,000		BBB+	1.542% (SOFR + 0.818%) due 9/10/27(d)	259,274
70,000		BBB+	3.615% (SOFR + 1.846%) due 3/15/28(d)	68,753
891,000		BBB+	3.814% (3-Month Term SOFR + 1.420%) due 4/23/29(d)	871,178
2,494,000		BBB+	4.223% (3-Month Term SOFR + 1.563%) due 5/1/29(d)	2,465,642
174,000		BBB+	6.484% (SOFR + 1.770%) due 10/24/29(d)	183,493
57,000		BBB+	1.992% (SOFR + 1.090%) due 1/27/32(d)	48,478
984,000		BBB+	2.615% (SOFR + 1.281%) due 4/22/32(d)	862,506
1,700,000		BBB+	2.383% (SOFR + 1.248%) due 7/21/32(d)	1,461,752
1,538,000		BBB+	2.650% (SOFR + 1.264%) due 10/21/32(d)	1,334,642
284,000		BBB+	6.561% (SOFR + 1.950%) due 10/24/34(d)	309,050
340,000		BBB+	5.330% (SOFR + 1.550%) due 7/23/35(d)	336,900
50,000		BBB+	4.017% (3-Month Term SOFR + 1.635%) due 10/31/38(d)	42,498
50,000		BBB+	4.411% (3-Month Term SOFR + 1.692%) due 4/23/39(d)	43,812
210,000		BBB+	6.250% due 2/1/41	218,581
330,000		BBB+	3.210% (SOFR + 1.513%) due 4/22/42(d)	239,478
10,000		BBB+	2.908% (SOFR + 1.472%) due 7/21/42(d)	6,933
300,000		BBB+	3.436% (SOFR + 1.632%) due 2/24/43(d)	221,491
10,000		BBB+	4.750% due 10/21/45	8,638
100,000		BBB+	5.734% (SOFR + 1.696%) due 1/28/56(d)	96,942
			Subordinated Notes:
130,000		BBB	4.250% due 10/21/25	129,798
290,000		BBB	5.150% due 5/22/45	255,002
			HSBC Holdings PLC:
320,000		NR	Junior Subordinated Notes, 7.050% (5-Year CMT Index + 2.987%)(d)(e)(f)	320,505
			Senior Unsecured Notes:
580,000		A-	2.099% (SOFR + 1.929%) due 6/4/26(d)	579,915
200,000		A-	4.583% (3-Month Term SOFR + 1.796%) due 6/19/29(d)	198,559
900,000		A-	5.286% (SOFR + 1.290%) due 11/19/30(d)	908,677
1,030,000		A-	2.804% (SOFR + 1.187%) due 5/24/32(d)	900,779
200,000		A-	5.402% (SOFR + 2.870%) due 8/11/33(d)	201,491
200,000		A-	6.254% (SOFR + 2.390%) due 3/9/34(d)	210,268
200,000		A-	6.332% (SOFR + 2.650%) due 3/9/44(d)	209,750

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Banks - 7.4% - (continued)
			Subordinated Notes:
$ 220,000		BBB	4.762% (SOFR + 2.530%) due 3/29/33(d)	$210,865
200,000		BBB	6.547% (SOFR + 2.980%) due 6/20/34(d)	208,961
680,000		BBB	5.874% (SOFR + 1.900%) due 11/18/35(d)	672,923
100,000		BBB	6.500% due 9/15/37	103,236
200,000		A-	HSBC USA Inc., Senior Unsecured Notes, 5.294% due 3/4/27	202,956
			Intesa Sanpaolo SpA:
340,000		BBB+	Senior Preferred Notes, 7.200% due 11/28/33(a)	375,334
350,000		BBB-	Subordinated Notes, 4.950% (1-Year CMT Index + 2.750%) due 6/1/42(a)(d)	275,295
			JPMorgan Chase & Co., Senior Unsecured Notes:
200,000		A	1.470% (SOFR + 0.765%) due 9/22/27(d)	192,093
464,000		A	6.070% (SOFR + 1.330%) due 10/22/27(d)	473,686
53,000		A	5.299% (SOFR + 1.450%) due 7/24/29(d)	54,061
2,082,000		A	5.012% (SOFR + 1.310%) due 1/23/30(d)	2,106,059
1,406,000		A	4.565% (SOFR + 1.750%) due 6/14/30(d)	1,399,605
1,530,000		A	2.739% (3-Month Term SOFR + 1.510%) due 10/15/30(d)	1,409,483
1,955,000		A	2.580% (3-Month Term SOFR + 1.250%) due 4/22/32(d)	1,724,227
772,000		A	5.350% (SOFR + 1.845%) due 6/1/34(d)	781,581
100,000		A	5.502% (SOFR + 1.315%) due 1/24/36(d)	101,097
1,750,000		A	5.572% (SOFR + 1.680%) due 4/22/36(d)	1,777,713
50,000		A	3.882% (3-Month Term SOFR + 1.622%) due 7/24/38(d)	42,990
150,000		A	3.109% (SOFR + 2.440%) due 4/22/51(d)	97,572
800,000	EUR	BB+	KBC Group NV, Junior Subordinated Notes, (Cost - $940,004, acquired 3/8/24), 8.000% (5-Year EURIBOR ICE Swap + 4.928%)(c)(d)(e)	999,917
520,000		BBB	KeyCorp, Senior Unsecured Notes, 6.401% (SOFR + 2.420%) due 3/6/35(d)	544,865
			Kreditanstalt fuer Wiederaufbau, Government Guaranteed Notes:
200,000		AAA	4.625% due 8/7/26	201,256
400,000		AAA	4.375% due 3/1/27	402,715
200,000		AAA	3.750% due 2/15/28	199,410
200,000		AAA	4.625% due 3/18/30	205,966
			Lloyds Banking Group PLC:
665,000		BB-	Junior Subordinated Notes, 6.750% (5-Year CMT Index + 4.815%)(d)(e)	667,101
			Senior Unsecured Notes:
200,000		BBB+	3.750% due 1/11/27	197,606
200,000		BBB+	4.375% due 3/22/28	198,706
400,000		BBB+	5.679% (1-Year CMT Index + 1.750%) due 1/5/35(d)	403,728
725,000		A-	Mitsubishi UFJ Financial Group Inc., Senior Unsecured Notes, 5.615% (1-Year CMT Index + 1.270%) due 4/24/36(d)	734,824
			Mizuho Financial Group Inc., Senior Unsecured Notes:
200,000		A-	2.839% due 9/13/26	196,007
200,000		A-	2.201% (3-Month Term SOFR + 1.772%) due 7/10/31(d)	175,893
200,000		A-	5.748% (1-Year CMT Index + 1.900%) due 7/6/34(d)	205,616
1,500,000		A-	National Australia Bank Ltd., Subordinated Notes, 3.347% (5-Year CMT Index + 1.700%) due 1/12/37(a)(d)	1,305,047
			NatWest Group PLC, Senior Unsecured Notes:
400,000		BBB+	5.076% (3-Month USD-LIBOR + 1.905%) due 1/27/30(d)	402,266
2,500,000		BBB+	5.115% (1-Year CMT Index + 1.050%) due 5/23/31(d)	2,508,192
1,820,000		BBB+	5.778% (1-Year CMT Index + 1.500%) due 3/1/35(d)	1,852,573
500,000		A	NatWest Markets PLC, Senior Unsecured Notes, 1.600% due 9/29/26(a)	481,056
			PNC Financial Services Group Inc. (The), Senior Unsecured Notes:
30,000		A-	5.812% (SOFR + 1.322%) due 6/12/26(d)	30,006
100,000		A-	2.600% due 7/23/26	98,103
420,000		A-	5.582% (SOFR + 1.841%) due 6/12/29(d)	431,943
50,000		A-	2.550% due 1/22/30	45,670
100,000		A-	5.222% (SOFR + 1.072%) due 1/29/31(d)	101,565
50,000		A-	6.037% (SOFR + 2.140%) due 10/28/33(d)	52,246
50,000		A-	5.068% (SOFR + 1.933%) due 1/24/34(d)	49,358

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Banks - 7.4% - (continued)
$ 50,000		A-	5.676% (SOFR + 1.902%) due 1/22/35(d)	$50,954
25,000		A-	5.401% (SOFR + 1.599%) due 7/23/35(d)	24,915
800,000	EUR	Baa2(b)	Raiffeisen Bank International AG, Subordinated Notes, (Cost - $909,316, acquired 5/30/24), 7.375% (5-Year EURIBOR ICE Swap + 5.200%) due 12/20/32(c)(d)	975,406
			Royal Bank of Canada, Senior Unsecured Notes:
10,000		A	1.150% due 6/10/25	9,993
100,000		A	5.200% due 7/20/26	100,918
100,000		A	1.400% due 11/2/26	96,134
100,000		A	4.875% due 1/19/27	100,833
100,000		A	4.950% due 2/1/29	101,798
			Santander Holdings USA Inc., Senior Unsecured Notes:
89,000		BBB+	6.174% (SOFR + 2.500%) due 1/9/30(d)	91,795
1,155,000		BBB+	5.741% (SOFR + 1.878%) due 3/20/31(d)	1,166,159
915,000		BBB+	7.660% (SOFR + 3.280%) due 11/9/31(d)	1,007,025
950,000		BBB	Santander UK Group Holdings PLC, Senior Unsecured Notes, 4.858% (SOFR + 1.554%) due 9/11/30(d)	940,639
			Societe Generale SA, Senior Non-Preferred Notes:
1,080,000		BBB	5.512% (SOFR + 1.650%) due 5/22/31(a)(d)	1,087,947
540,000		BBB	6.066% (1-Year CMT Index + 2.100%) due 1/19/35(a)(d)	547,475
			State Street Corp.:
150,000		BBB	Junior Subordinated Notes, 6.700% (5-Year CMT Index + 2.613%)(d)(e)	153,296
			Senior Unsecured Notes:
100,000		A	4.530% (SOFR + 1.018%) due 2/20/29(d)	100,336
100,000		A	5.684% (SOFR + 1.484%) due 11/21/29(d)	103,948
50,000		A	4.164% (SOFR + 1.726%) due 8/4/33(d)	47,285
			Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes:
200,000		A-	5.880% due 7/13/26	202,991
200,000		A-	3.446% due 1/11/27	197,048
200,000		A-	2.174% due 1/14/27	193,001
200,000		A-	2.130% due 7/8/30	176,349
200,000		A-	5.808% due 9/14/33	209,669
			Toronto-Dominion Bank (The), Senior Unsecured Notes:
100,000		A-	1.250% due 9/10/26	95,995
100,000		A-	1.950% due 1/12/27	96,136
100,000		A-	2.800% due 3/10/27	97,250
100,000		A-	5.298% due 1/30/32	101,353
300,000		A-	4.456% due 6/8/32	290,509
			Truist Financial Corp., Senior Unsecured Notes:
50,000		A-	5.122% (SOFR + 1.852%) due 1/26/34(d)	48,956
25,000		A-	5.867% (SOFR + 2.361%) due 6/8/34(d)	25,580
800,000		A-	5.711% (SOFR + 1.922%) due 1/24/35(d)	811,696
			UBS AG, Senior Unsecured Notes:
250,000		A+	5.000% due 7/9/27	252,738
1,085,000		A+	7.500% due 2/15/28	1,165,858
			UBS Group AG:
			Junior Subordinated Notes:
250,000		BB	4.875% (5-Year CMT Index + 3.404%)(a)(d)(e)	241,437
795,000		BB	6.850% (5-Year USD SOFR ICE Swap Rate + 3.630%)(a)(d)(e)	794,745
200,000		BB	9.250% (5-Year CMT Index + 4.745%)(a)(d)(e)	218,258
			Senior Unsecured Notes:
370,000		A-	2.193% (SOFR + 2.044%) due 6/5/26(a)(d)	369,928
1,500,000		A-	1.494% (1-Year CMT Index + 0.850%) due 8/10/27(a)(d)	1,443,279
500,000		A-	4.751% (1-Year CMT Index + 1.750%) due 5/12/28(a)(d)	500,589
1,415,000		A-	3.091% (SOFR + 1.730%) due 5/14/32(a)(d)	1,266,089
250,000		A-	9.016% (SOFR + 5.020%) due 11/15/33(a)(d)	305,027

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Banks - 7.4% - (continued)
		US Bancorp, Senior Unsecured Notes:
$ 100,000	A	2.375% due 7/22/26	$97,994
155,000	A	5.083% (SOFR + 1.296%) due 5/15/31(d)	156,178
50,000	A	5.850% (SOFR + 2.090%) due 10/21/33(d)	51,753
1,415,000	A	4.839% (SOFR + 1.600%) due 2/1/34(d)	1,370,963
1,315,000	A	5.836% (SOFR + 2.260%) due 6/12/34(d)	1,356,691
1,595,000	A	5.678% (SOFR + 1.860%) due 1/23/35(d)	1,622,831
		Wells Fargo & Co.:
		Junior Subordinated Notes:
50,000	BB+	5.875% (3-Month USD-LIBOR + 0.000%)(d)(e)	50,006
150,000	BB+	6.850% (5-Year CMT Index + 2.767%)(d)(e)	154,602
		Senior Unsecured Notes:
750,000	BBB+	3.000% due 10/23/26	734,845
510,000	BBB+	2.393% (SOFR + 2.100%) due 6/2/28(d)	488,036
490,000	BBB+	4.150% due 1/24/29	483,656
510,000	BBB+	5.574% (SOFR + 1.740%) due 7/25/29(d)	522,938
111,000	BBB+	6.303% (SOFR + 1.790%) due 10/23/29(d)	116,425
103,000	BBB+	2.572% (3-Month Term SOFR + 1.262%) due 2/11/31(d)	93,017
100,000	BBB+	4.478% (3-Month Term SOFR + 4.032%) due 4/4/31(d)	98,314
2,460,000	BBB+	3.350% (SOFR + 1.500%) due 3/2/33(d)	2,204,425
325,000	BBB+	5.389% (SOFR + 2.020%) due 4/24/34(d)	325,695
663,000	BBB+	5.557% (SOFR + 1.990%) due 7/25/34(d)	670,028
140,000	BBB+	6.491% (SOFR + 2.060%) due 10/23/34(d)	150,036
300,000	BBB+	3.068% (SOFR + 2.530%) due 4/30/41(d)	219,041
1,240,000	BBB+	5.013% (3-Month Term SOFR + 4.502%) due 4/4/51(d)	1,086,762
200,000	BBB+	4.611% (SOFR + 2.130%) due 4/25/53(d)	164,343
		Subordinated Notes:
200,000	BBB	5.375% due 11/2/43	184,095
20,000	BBB	4.650% due 11/4/44	16,605
20,000	BBB	4.900% due 11/17/45	17,054
10,000	BBB	4.750% due 12/7/46	8,255
		Wells Fargo Bank NA, Senior Unsecured Notes:
358,000	A+	5.450% due 8/7/26	361,991
250,000	A+	5.254% due 12/11/26	253,228
		Westpac Banking Corp., Senior Unsecured Notes:
100,000	AA-	1.150% due 6/3/26	96,903
100,000	AA-	2.700% due 8/19/26	98,211
100,000	AA-	3.350% due 3/8/27	98,508
50,000	AA-	2.150% due 6/3/31	43,914

		Total Banks	120,346,392

Beverages - 0.2%
		Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
125,000	A-	4.700% due 2/1/36	119,885
924,000	A-	4.900% due 2/1/46	831,230
50,000	A-	Anheuser-Busch InBev Finance Inc., Company Guaranteed Notes, 4.900% due 2/1/46	45,011
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
260,000	A-	3.500% due 6/1/30	248,927
50,000	A-	4.375% due 4/15/38	45,335
50,000	A-	5.450% due 1/23/39	50,092
25,000	A-	4.950% due 1/15/42	23,148
50,000	A-	4.439% due 10/6/48	41,535
210,000	A-	5.550% due 1/23/49	205,761
50,000	A-	4.750% due 4/15/58	42,275

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Beverages - 0.2% - (continued)
$ 50,000	A-	5.800% due 1/23/59	$49,882
		Coca-Cola Co. (The), Senior Unsecured Notes:
100,000	A+	3.375% due 3/25/27	98,901
50,000	A+	5.000% due 5/13/34	50,759
240,000	A+	2.500% due 6/1/40	169,700
85,000	A+	2.600% due 6/1/50	51,016
25,000	A+	3.000% due 3/5/51	16,200
50,000	A+	2.500% due 3/15/51	28,996
50,000	A+	5.300% due 5/13/54	47,740
25,000	A+	5.400% due 5/13/64	23,669
		Constellation Brands Inc.:
		Company Guaranteed Notes:
100,000	BBB	3.700% due 12/6/26	98,848
25,000	BBB	5.250% due 11/15/48	22,311
30,000	BBB	Senior Unsecured Notes, 2.250% due 8/1/31	25,687
		Keurig Dr Pepper Inc., Company Guaranteed Notes:
255,000	BBB	4.600% due 5/15/30	253,683
25,000	BBB	3.800% due 5/1/50	17,902
25,000	BBB	3.350% due 3/15/51	16,287
50,000	BBB	Molson Coors Beverage Co., Company Guaranteed Notes, 4.200% due 7/15/46	39,070
		PepsiCo Inc., Senior Unsecured Notes:
100,000	A+	2.375% due 10/6/26	97,702
100,000	A+	2.625% due 3/19/27	97,419
50,000	A+	4.800% due 7/17/34	49,596
25,000	A+	2.625% due 10/21/41	17,208
25,000	A+	4.450% due 4/14/46	21,483
25,000	A+	2.875% due 10/15/49	15,965
25,000	A+	3.625% due 3/19/50	18,374
50,000	A+	2.750% due 10/21/51	30,470
25,000	A+	4.200% due 7/18/52	19,870
25,000	A+	3.875% due 3/19/60	18,324

		Total Beverages	3,050,261

Biotechnology - 0.2%
		Amgen Inc., Senior Unsecured Notes:
100,000	BBB+	2.200% due 2/21/27	96,345
171,000	BBB+	5.150% due 3/2/28	174,118
180,000	BBB+	4.050% due 8/18/29	176,334
221,000	BBB+	2.450% due 2/21/30	200,414
25,000	BBB+	6.375% due 6/1/37	26,908
100,000	BBB+	3.150% due 2/21/40	75,426
43,000	BBB+	3.375% due 2/21/50	29,380
50,000	BBB+	4.663% due 6/15/51	41,407
69,000	BBB+	4.200% due 2/22/52	52,578
50,000	BBB+	4.875% due 3/1/53	42,449
50,000	BBB+	5.650% due 3/2/53	47,537
50,000	BBB+	2.770% due 9/1/53	28,643
63,000	BBB+	4.400% due 2/22/62	47,602
67,000	BBB+	5.750% due 3/2/63	63,340
		Biogen Inc., Senior Unsecured Notes:
835,000	BBB+	5.750% due 5/15/35	839,521
50,000	BBB+	3.150% due 5/1/50	30,408
665,000	BBB+	6.450% due 5/15/55	665,087

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Biotechnology - 0.2% - (continued)
		Gilead Sciences Inc., Senior Unsecured Notes:
$ 674,000	A-	1.650% due 10/1/30	$582,438
90,000	A-	4.000% due 9/1/36	80,655
100,000	A-	2.600% due 10/1/40	69,841
142,000	A-	4.800% due 4/1/44	126,137
99,000	A-	4.500% due 2/1/45	84,315
70,000	A-	4.750% due 3/1/46	61,311
100,000	BBB-	Royalty Pharma PLC, Company Guaranteed Notes, 5.400% due 9/2/34	99,467

		Total Biotechnology	3,741,661

Building Materials - 0.2%
		Builders FirstSource Inc., Company Guaranteed Notes:
305,000	BB-	4.250% due 2/1/32(a)	276,918
100,000	BB-	6.375% due 3/1/34(a)	99,721
660,000	B	Camelot Return Merger Sub Inc., Senior Secured Notes, 8.750% due 8/1/28(a)	584,684
		Carrier Global Corp., Senior Unsecured Notes:
50,000	BBB+	2.493% due 2/15/27	48,451
50,000	BBB+	3.377% due 4/5/40	38,771
50,000	BBB+	3.577% due 4/5/50	35,747
575,000	BB-	EMRLD Borrower LP/Emerald Co.-Issuer Inc., Senior Secured Notes, 6.625% due 12/15/30(a)	581,742
155,000	B+	Griffon Corp., Company Guaranteed Notes, 5.750% due 3/1/28	154,148
110,000	BB	Knife River Corp., Senior Unsecured Notes, 7.750% due 5/1/31(a)	115,246
		Martin Marietta Materials Inc., Senior Unsecured Notes:
25,000	BBB+	4.250% due 12/15/47	19,711
25,000	BBB+	3.200% due 7/15/51	15,900
115,000	BB	Masterbrand Inc., Company Guaranteed Notes, 7.000% due 7/15/32(a)	114,504
175,000	BB-	Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, Senior Secured Notes, 6.750% due 4/1/32(a)	176,427
25,000	BBB	Owens Corning, Senior Unsecured Notes, 4.400% due 1/30/48	19,897
555,000	BB	Quikrete Holdings Inc., Senior Secured Notes, 6.375% due 3/1/32(a)	564,323
185,000	BB-	Smyrna Ready Mix Concrete LLC, Senior Secured Notes, 6.000% due 11/1/28(a)	182,459
		Standard Industries Inc., Senior Unsecured Notes:
75,000	BB	5.000% due 2/15/27(a)	74,535
100,000	BB	4.750% due 1/15/28(a)	98,247
305,000	BB	4.375% due 7/15/30(a)	286,479

		Total Building Materials	3,487,910

Chemicals - 0.4%
		Air Products & Chemicals Inc., Senior Unsecured Notes:
25,000	A	4.850% due 2/8/34	24,714
25,000	A	2.700% due 5/15/40	17,795
50,000	A	2.800% due 5/15/50	30,888
25,000	BBB-	Albemarle Corp., Senior Unsecured Notes, 5.650% due 6/1/52	20,092
110,000	BB-	Avient Corp., Senior Unsecured Notes, 7.125% due 8/1/30(a)	113,424
190,000	BB	Axalta Coating Systems LLC, Company Guaranteed Notes, 3.375% due 2/15/29(a)	176,993
500,000	BB	Braskem Netherlands Finance BV, Company Guaranteed Notes, 7.250% due 2/13/33(a)	435,345
25,000	BBB	Cabot Corp., Senior Unsecured Notes, 5.000% due 6/30/32	24,592
25,000	BBB	CF Industries Inc., Company Guaranteed Notes, 5.375% due 3/15/44	22,496
235,000	BB-	Chemours Co. (The), Company Guaranteed Notes, 5.750% due 11/15/28(a)	210,670
		Dow Chemical Co. (The), Senior Unsecured Notes:
25,000	BBB	5.150% due 2/15/34	24,434
25,000	BBB	5.250% due 11/15/41	22,175
25,000	BBB	4.625% due 10/1/44	19,857
25,000	BBB	4.800% due 5/15/49	19,756
25,000	BBB	6.900% due 5/15/53	26,052
25,000	BBB	5.600% due 2/15/54	22,078

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Chemicals - 0.4% - (continued)
		DuPont de Nemours Inc., Senior Unsecured Notes:
$ 50,000	BBB+	4.725% due 11/15/28	$50,597
32,000	BBB+	5.319% due 11/15/38	32,568
50,000	BBB+	5.419% due 11/15/48	49,217
		Eastman Chemical Co., Senior Unsecured Notes:
176,000	BBB	4.500% due 12/1/28	175,057
25,000	BBB	5.625% due 2/20/34	24,942
25,000	BBB	4.650% due 10/15/44	20,545
		Ecolab Inc., Senior Unsecured Notes:
25,000	A-	3.950% due 12/1/47	19,455
25,000	A-	2.125% due 8/15/50	13,149
25,000	A-	2.700% due 12/15/51	14,911
25,000	A-	2.750% due 8/18/55	14,459
25,000	A-	EIDP Inc., Senior Unsecured Notes, 4.800% due 5/15/33	24,525
65,000	BB	Element Solutions Inc., Company Guaranteed Notes, 3.875% due 9/1/28(a)	62,483
25,000	BBB-	FMC Corp., Senior Unsecured Notes, 6.375% due 5/18/53	22,974
25,000	BB+	Huntsman International LLC, Senior Unsecured Notes, 4.500% due 5/1/29	23,385
200,000	BB	INEOS Finance PLC, Senior Secured Notes, 7.500% due 4/15/29(a)	196,580
25,000	BBB-	International Flavors & Fragrances Inc., Senior Unsecured Notes, 4.375% due 6/1/47	18,764
25,000	A	Linde Inc., Company Guaranteed Notes, 3.550% due 11/7/42	19,348
25,000	BBB	LYB International Finance BV, Company Guaranteed Notes, 4.875% due 3/15/44	20,734
		LYB International Finance III LLC, Company Guaranteed Notes:
370,000	BBB	5.500% due 3/1/34	360,435
510,000	BBB	6.150% due 5/15/35	517,180
25,000	BBB	4.200% due 10/15/49	17,867
50,000	BBB	4.200% due 5/1/50	35,593
25,000	BBB	3.800% due 10/1/60	15,535
25,000	BBB	Mosaic Co. (The), Senior Unsecured Notes, 5.625% due 11/15/43	23,468
		NOVA Chemicals Corp.:
150,000	BB+	Senior Secured Notes, 8.500% due 11/15/28(a)	158,215
150,000	BB-	Senior Unsecured Notes, 9.000% due 2/15/30(a)	161,681
		Nutrien Ltd., Senior Unsecured Notes:
25,000	BBB	4.900% due 6/1/43	21,890
25,000	BBB	5.000% due 4/1/49	21,693
25,000	BBB	3.950% due 5/13/50	18,210
		OCP SA, Senior Unsecured Notes:
200,000	BB+	3.750% due 6/23/31(a)	176,912
730,000	BB+	6.750% due 5/2/34(a)	738,063
400,000	BB+	5.125% due 6/23/51(a)	293,282
		Orbia Advance Corp. SAB de CV, Company Guaranteed Notes:
260,000	BBB-	2.875% due 5/11/31(a)	213,412
530,000	Baa3(b)	7.500% due 5/13/35(a)	534,108
213,000	BBB	RPM International Inc., Senior Unsecured Notes, 3.750% due 3/15/27	209,698
		Sherwin-Williams Co. (The), Senior Unsecured Notes:
25,000	BBB	3.800% due 8/15/49	18,031
25,000	BBB	3.300% due 5/15/50	16,339
25,000	BBB	2.900% due 3/15/52	14,794
870,000	BBB+	Syensqo Finance America LLC, Company Guaranteed Notes, 5.850% due 6/4/34(a)	883,281
		Westlake Corp., Senior Unsecured Notes:
50,000	BBB+	3.125% due 8/15/51	29,710
25,000	BBB+	3.375% due 8/15/61	14,180
175,000	B-	WR Grace Holdings LLC, Senior Secured Notes, 4.875% due 6/15/27(a)	172,762

		Total Chemicals	6,681,393

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Commercial Services - 0.5%
$ 185,000		BB	ADT Security Corp. (The), Senior Secured Notes, 4.875% due 7/15/32(a)	$175,588
645,000		BBB-	Ashtead Capital Inc., Company Guaranteed Notes, 5.550% due 5/30/33(a)	638,553
245,000		B+	Avis Budget Car Rental LLC/Avis Budget Finance Inc., Company Guaranteed Notes, 5.750% due 7/15/27(a)	241,909
			Block Inc., Senior Unsecured Notes:
95,000		BB+	3.500% due 6/1/31	85,838
225,000		BB+	6.500% due 5/15/32	230,348
200,000		BB	Boost Newco Borrower LLC, Senior Secured Notes, 7.500% due 1/15/31(a)	211,760
130,000		BB-	Clarivate Science Holdings Corp., Senior Secured Notes, 3.875% due 7/1/28(a)	123,871
250,000		BB-	CoreCivic Inc., Company Guaranteed Notes, 8.250% due 4/15/29	264,221
25,000		BBB	Equifax Inc., Senior Unsecured Notes, 5.100% due 6/1/28	25,292
105,000		B	EquipmentShare.com Inc., Secured Notes, 8.625% due 5/15/32(a)	110,005
105,000		B	Garda World Security Corp., Senior Secured Notes, 4.625% due 2/15/27(a)	103,721
			GEO Group Inc. (The):
270,000		B+	Company Guaranteed Notes, 10.250% due 4/15/31	296,205
400,000		BB	Senior Secured Notes, 8.625% due 4/15/29	422,521
			Global Payments Inc., Senior Unsecured Notes:
176,000		BBB-	4.450% due 6/1/28	174,359
44,000		BBB-	3.200% due 8/15/29	41,110
100,000	EUR	BBB-	4.875% due 3/17/31	119,750
97,000		BBB-	2.900% due 11/15/31	84,228
915,000		BBB-	5.950% due 8/15/52	851,079
185,000		BB-	Herc Holdings Inc., Company Guaranteed Notes, 5.500% due 7/15/27(a)	183,733
			Moody’s Corp., Senior Unsecured Notes:
245,000		BBB+	4.250% due 2/1/29	243,295
42,000		BBB+	2.000% due 8/19/31	35,882
			PayPal Holdings Inc., Senior Unsecured Notes:
10,000		A-	1.650% due 6/1/25	10,000
25,000		A-	2.650% due 10/1/26	24,469
50,000		A-	2.850% due 10/1/29	46,756
240,000		A-	2.300% due 6/1/30	216,044
25,000		A-	5.150% due 6/1/34	24,950
25,000		A-	3.250% due 6/1/50	16,319
25,000		A-	5.050% due 6/1/52	22,202
140,000		BB	Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes, 3.375% due 8/31/27(a)	134,554
118,000		A-	RELX Capital Inc., Company Guaranteed Notes, 4.000% due 3/18/29	116,416
			S&P Global Inc., Company Guaranteed Notes:
50,000		A3(b)	2.450% due 3/1/27	48,506
230,000		A3(b)	3.250% due 12/1/49	159,301
25,000		A3(b)	3.700% due 3/1/52	18,441
25,000		A3(b)	2.300% due 8/15/60	12,436
25,000		A3(b)	3.900% due 3/1/62	18,148
			Service Corp. International, Senior Unsecured Notes:
200,000		BB	5.125% due 6/1/29	198,075
100,000		BB	5.750% due 10/15/32	99,462
240,000		BB-	Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Company Guaranteed Notes, 6.750% due 8/15/32(a)	245,018
200,000	EUR	BBB+	Transurban Finance Co. Pty Ltd., Senior Secured Notes, (Cost—$226,368, acquired 3/6/24), 4.225% due 4/26/33(c)	237,810
			United Rentals North America Inc., Company Guaranteed Notes:
105,000		BB+	3.875% due 2/15/31	96,950
120,000		BB+	3.750% due 1/15/32	107,820
320,000		BB+	6.125% due 3/15/34(a)	324,744
670,000		B	Upbound Group Inc., Company Guaranteed Notes, 6.375% due 2/15/29(a)	641,910
25,000		BBB	Verisk Analytics Inc., Senior Unsecured Notes, 4.125% due 3/15/29	24,631
480,000	EUR	B+	Verisure Holding AB, Senior Secured Notes, (Cost - $526,371, acquired 12/3/24), 5.500% due 5/15/30(c)	568,143

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Commercial Services - 0.5% - (continued)
$ 170,000		B	Wand NewCo 3 Inc., Senior Secured Notes, 7.625% due 1/30/32(a)	$176,971
125,000		BB-	Williams Scotsman Inc., Senior Secured Notes, 7.375% due 10/1/31(a)	130,124
200,000	EUR	BBB-	Worldline SA, Senior Unsecured Notes, (Cost - $209,787, acquired 12/3/24), 4.125% due 9/12/28(c)	222,135

			Total Commercial Services	8,605,603

Computers - 0.4%
100,000		AA-	Accenture Capital Inc., Company Guaranteed Notes, 4.250% due 10/4/31	98,146
405,000	EUR	BB	Almaviva-The Italian Innovation Co. SpA, Senior Secured Notes, 5.000% due 10/30/30(a)	473,214
			Apple Inc., Senior Unsecured Notes:
100,000		AA+	3.350% due 2/9/27	98,846
100,000		AA+	4.000% due 5/12/28	99,878
50,000		AA+	2.200% due 9/11/29	46,137
100,000		AA+	4.300% due 5/10/33	99,220
100,000		AA+	4.750% due 5/12/35	99,002
25,000		AA+	4.500% due 2/23/36	24,538
50,000		AA+	2.375% due 2/8/41	34,188
100,000		AA+	3.850% due 5/4/43	81,715
100,000		AA+	3.450% due 2/9/45	76,065
50,000		AA+	4.375% due 5/13/45	43,311
25,000		AA+	3.750% due 9/12/47	19,301
50,000		AA+	2.650% due 5/11/50	30,481
100,000		AA+	2.650% due 2/8/51	60,546
50,000		AA+	2.700% due 8/5/51	30,383
50,000		AA+	3.950% due 8/8/52	38,896
50,000		AA+	2.800% due 2/8/61	28,874
25,000		AA+	2.850% due 8/5/61	14,601
50,000		AA+	4.100% due 8/8/62	38,545
1,205,000		BBB-	Booz Allen Hamilton Inc., Company Guaranteed Notes, 5.950% due 4/15/35	1,197,645
			Dell International LLC/EMC Corp.:
			Company Guaranteed Notes:
100,000		BBB	5.300% due 4/1/32	100,375
50,000		BBB	3.450% due 12/15/51	33,010
23,000		BBB	Senior Unsecured Notes, 8.350% due 7/15/46	28,461
			DXC Technology Co., Senior Unsecured Notes:
25,000		BBB-	1.800% due 9/15/26	24,054
88,000		BBB-	2.375% due 9/15/28	80,589
			Hewlett Packard Enterprise Co., Senior Unsecured Notes:
248,000		BBB	5.250% due 7/1/28	252,616
25,000		BBB	5.000% due 10/15/34	24,305
			HP Inc., Senior Unsecured Notes:
25,000		BBB	4.750% due 1/15/28	25,081
25,000		BBB	6.000% due 9/15/41	24,436
185,000		BB+	Insight Enterprises Inc., Company Guaranteed Notes, 6.625% due 5/15/32(a)	188,662
			International Business Machines Corp., Senior Unsecured Notes:
100,000		A-	3.300% due 1/27/27	98,376
100,000		A-	1.700% due 5/15/27	95,143
100,000		A-	4.150% due 5/15/39	86,020
100,000		A-	4.000% due 6/20/42	81,032
100,000		A-	4.250% due 5/15/49	78,811
			Kyndryl Holdings Inc., Senior Unsecured Notes:
460,000		BBB-	2.050% due 10/15/26	443,682
25,000		BBB-	2.700% due 10/15/28	23,450
25,000		BBB	Leidos Inc., Company Guaranteed Notes, 2.300% due 2/15/31	21,601
175,000		B+	NCR Atleos Corp., Senior Secured Notes, 9.500% due 4/1/29(a)	191,263

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Computers - 0.4% - (continued)
$ 225,000	B+	NCR Voyix Corp., Company Guaranteed Notes, 5.000% due 10/1/28(a)	$222,064
1,435,000	BBB+	NetApp Inc., Senior Unsecured Notes, 5.700% due 3/17/35	1,440,302
		Seagate HDD Cayman, Company Guaranteed Notes:
120,000	BB	3.125% due 7/15/29	108,131
200,000	BB	8.250% due 12/15/29	213,342
75,000	BB	9.625% due 12/1/32	85,191

		Total Computers	6,703,529

Cosmetics/Personal Care - 0.1%
115,000	BB	Edgewell Personal Care Co., Company Guaranteed Notes, 5.500% due 6/1/28(a)	113,243
		Estee Lauder Cos Inc. (The), Senior Unsecured Notes:
25,000	A-	4.150% due 3/15/47	18,847
25,000	A-	3.125% due 12/1/49	15,283
25,000	A-	5.150% due 5/15/53	22,396
		Kenvue Inc., Company Guaranteed Notes:
540,000	A	4.900% due 3/22/33	541,255
50,000	A	5.050% due 3/22/53	45,574
25,000	A	5.200% due 3/22/63	22,665
90,000	B+	Perrigo Finance Unlimited Co., Company Guaranteed Notes, 6.125% due 9/30/32	89,907
25,000	AA-	Procter & Gamble Co. (The), Senior Unsecured Notes, 3.600% due 3/25/50	18,744

		Total Cosmetics/Personal Care	887,914

Distribution/Wholesale - 0.0%@
110,000	BBB-	American Builders & Contractors Supply Co., Inc., Senior Secured Notes, 4.000% due 1/15/28(a)	106,267
75,000	BB-	RB Global Holdings Inc., Company Guaranteed Notes, 7.750% due 3/15/31(a)	78,604
110,000	BB+	Resideo Funding Inc., Company Guaranteed Notes, 6.500% due 7/15/32(a)	111,028

		Total Distribution/Wholesale	295,899

Diversified Financial Services - 1.0%
		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes:
2,560,000	BBB+	2.450% due 10/29/26	2,481,318
150,000	BBB+	6.450% due 4/15/27	154,387
340,000	BBB+	3.000% due 10/29/28	320,891
150,000	BBB+	3.400% due 10/29/33	129,141
655,000	BBB-	6.950% (5-Year CMT Index + 2.720%) due 3/10/55(d)	672,371
		Air Lease Corp., Senior Unsecured Notes:
50,000	BBB	1.875% due 8/15/26	48,342
50,000	BBB	2.200% due 1/15/27	48,177
25,000	BBB	5.850% due 12/15/27	25,735
50,000	BBB	5.300% due 2/1/28	50,947
50,000	BBB	2.100% due 9/1/28	46,304
25,000	BBB	3.000% due 2/1/30	23,161
25,000	BBB	3.125% due 12/1/30	22,838
1,325,000	BBB-	Aircastle Ltd., Company Guaranteed Notes, 5.950% due 2/15/29(a)	1,359,063
670,000	BBB-	Aircastle Ltd./Aircastle Ireland DAC, Senior Unsecured Notes, 5.250% due 3/15/30(a)	666,780
		Ally Financial Inc.:
25,000	BBB-	Senior Unsecured Notes, 6.184% (SOFR + 2.290%) due 7/26/35(d)	24,831
95,000	BB+	Subordinated Notes, 6.700% due 2/14/33	96,520
		American Express Co., Senior Unsecured Notes:
100,000	A-	2.550% due 3/4/27	97,004
220,000	A-	4.050% due 5/3/29	218,464
100,000	A-	5.085% (SOFR + 1.020%) due 1/30/31(d)	101,465
345,000	A-	5.016% (SOFR + 1.440%) due 4/25/31(d)	348,704
100,000	A-	5.043% (SOFR + 1.835%) due 5/1/34(d)	99,486
100,000	A-	5.442% (SOFR + 1.320%) due 1/30/36(d)	100,505
110,000	A-	5.667% (SOFR + 1.790%) due 4/25/36(d)	112,160

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Diversified Financial Services - 1.0% - (continued)
$ 100,000	A-	4.050% due 12/3/42	$82,915
		Avolon Holdings Funding Ltd.:
		Company Guaranteed Notes:
953,000	BBB-	2.528% due 11/18/27(a)	898,314
1,790,000	BBB-	5.150% due 1/15/30(a)	1,783,189
500,000	BBB-	Senior Unsecured Notes, 2.750% due 2/21/28(a)	470,065
		Capital One Financial Corp.:
		Senior Unsecured Notes:
50,000	BBB	4.100% due 2/9/27	49,596
100,000	BBB	3.750% due 3/9/27	98,725
50,000	BBB	5.817% (SOFR + 2.600%) due 2/1/34(d)	50,586
50,000	BBB	6.377% (SOFR + 2.860%) due 6/8/34(d)	52,253
		Subordinated Notes:
50,000	BBB-	3.750% due 7/28/26	49,430
27,000	BBB-	2.359% (SOFR + 1.337%) due 7/29/32(d)	22,345
		Charles Schwab Corp. (The), Senior Unsecured Notes:
50,000	A-	5.875% due 8/24/26	50,802
50,000	A-	2.450% due 3/3/27	48,437
25,000	A-	3.300% due 4/1/27	24,577
50,000	A-	2.000% due 3/20/28	47,092
25,000	A-	4.000% due 2/1/29	24,786
50,000	A-	5.643% (SOFR + 2.210%) due 5/19/29(d)	51,755
50,000	A-	6.196% (SOFR + 1.878%) due 11/17/29(d)	52,845
25,000	A-	2.900% due 3/3/32	22,027
1,000,000	BBB-	Citadel Finance LLC, Company Guaranteed Notes, 5.900% due 2/10/30(a)	994,945
759,000	A+	Credit Suisse USA LLC, Company Guaranteed Notes, 7.125% due 7/15/32	848,154
		Intercontinental Exchange Inc., Senior Unsecured Notes:
50,000	A-	4.000% due 9/15/27	49,548
50,000	A-	4.350% due 6/15/29	49,886
13,000	A-	2.100% due 6/15/30	11,559
25,000	A-	2.650% due 9/15/40	17,710
25,000	A-	4.250% due 9/21/48	20,041
50,000	A-	3.000% due 6/15/50	31,666
50,000	A-	4.950% due 6/15/52	44,226
50,000	A-	3.000% due 9/15/60	29,335
130,000	BB	Jane Street Group/JSG Finance Inc., Senior Secured Notes, 7.125% due 4/30/31(a)	135,919
		Jefferies Financial Group Inc., Senior Unsecured Notes:
50,000	BBB	4.850% due 1/15/27	50,245
50,000	BBB	5.875% due 7/21/28	51,341
50,000	BBB	4.150% due 1/23/30	48,214
650,000	NR	Lehman Brothers Holdings Inc., Subordinated Notes, 6.750% due 12/28/17*(g)(h)#	–
		Mastercard Inc., Senior Unsecured Notes:
25,000	A+	3.650% due 6/1/49	18,585
50,000	A+	3.850% due 3/26/50	38,325
25,000	A+	2.950% due 3/15/51	15,890
232,000	BBB	Nasdaq Inc., Senior Unsecured Notes, 5.550% due 2/15/34	237,837
175,000	B	Nationstar Mortgage Holdings Inc., Company Guaranteed Notes, 5.500% due 8/15/28(a)	174,754
		Nomura Holdings Inc., Senior Unsecured Notes:
200,000	BBB+	1.653% due 7/14/26	193,213
200,000	BBB+	6.070% due 7/12/28	207,642
250,000	BB	OneMain Finance Corp., Company Guaranteed Notes, 6.625% due 5/15/29	252,324
90,000	BB	PRA Group Inc., Company Guaranteed Notes, 5.000% due 10/1/29(a)	80,816
25,000	BBB-	Radian Group Inc., Senior Unsecured Notes, 4.875% due 3/15/27	24,956

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Diversified Financial Services - 1.0% - (continued)
$ 305,000		BB	Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer Inc., Company Guaranteed Notes, 3.625% due 3/1/29(a)	$284,727
760,000	EUR	B	Sherwood Financing PLC, Senior Secured Notes, (Cost - $799,650, acquired 3/8/24), 4.500% due 11/15/26(c)	861,944
50,000		BBB-	Synchrony Financial, Senior Unsecured Notes, 3.700% due 8/4/26	49,266
95,000		Ba3(b)	United Wholesale Mortgage LLC, Senior Unsecured Notes, 5.500% due 4/15/29(a)	91,016
			Visa Inc., Senior Unsecured Notes:
25,000		AA-	2.700% due 4/15/40	18,525
25,000		AA-	3.650% due 9/15/47	19,035
50,000		AA-	2.000% due 8/15/50	26,630
25,000		BBB+	Voya Financial Inc., Company Guaranteed Notes, 3.650% due 6/15/26	24,773

			Total Diversified Financial Services	16,131,380

Electric - 2.7%
			AEP Texas Inc., Senior Unsecured Notes:
43,000		BBB+	5.400% due 6/1/33	42,829
82,000		BBB+	3.450% due 1/15/50	53,947
41,000		BBB+	3.450% due 5/15/51	26,719
			AEP Transmission Co. LLC, Senior Unsecured Notes:
70,000		BBB+	3.750% due 12/1/47	51,568
59,000		BBB+	3.150% due 9/15/49	38,183
45,000		BBB+	2.750% due 8/15/51	26,518
65,000		BBB+	4.500% due 6/15/52	52,791
80,000		BB	AES Corp. (The), Junior Subordinated Notes, 7.600% (5-Year CMT Index + 3.201%) due 1/15/55(d)	80,833
			Alabama Power Co., Senior Unsecured Notes:
64,000		A	3.700% due 12/1/47	47,160
60,000		A	3.450% due 10/1/49	41,294
116,000		A	3.125% due 7/15/51	74,243
111,000		A	3.000% due 3/15/52	69,351
			Ameren Illinois Co., 1st Mortgage Notes:
43,000		A	3.250% due 3/15/50	28,152
95,000		A	2.900% due 6/15/51	57,782
170,000		A	5.550% due 7/1/54	161,851
150,000		A-	American Transmission Systems Inc., Senior Unsecured Notes, 2.650% due 1/15/32(a)	130,049
			Arizona Public Service Co., Senior Unsecured Notes:
25,000		BBB+	5.550% due 8/1/33	25,190
25,000		BBB+	3.350% due 5/15/50	16,412
			Baltimore Gas & Electric Co., Senior Unsecured Notes:
174,000		A	5.450% due 6/1/35	175,002
6,000		A	3.500% due 8/15/46	4,280
50,000		A	3.750% due 8/15/47	36,810
80,000		A	3.200% due 9/15/49	52,362
67,000		A	2.900% due 6/15/50	40,845
54,000		A	4.550% due 6/1/52	43,921
65,000		A	5.400% due 6/1/53	59,945
350,000		A	5.650% due 6/1/54	336,611
25,000		A-	Berkshire Hathaway Energy Co., Senior Unsecured Notes, 6.125% due 4/1/36	26,256
350,000		B+	Calpine Corp., Senior Unsecured Notes, 4.625% due 2/1/29(a)	341,278
			CenterPoint Energy Houston Electric LLC:
118,000		A	1st Mortgage Notes, 3.600% due 3/1/52	82,568
129,000		A	General Refinance Mortgage, 4.450% due 10/1/32	124,673
			Comision Federal de Electricidad, Company Guaranteed Notes:
1,500,000		BBB	3.348% due 2/9/31(a)	1,295,213
1,000,000		BBB	3.875% due 7/26/33(a)	831,764
			Commonwealth Edison Co., 1st Mortgage Notes:
25,000		A	5.900% due 3/15/36	26,145

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Electric - 2.7% - (continued)
$ 71,000		A	5.950% due 6/1/55	$71,069
			Consolidated Edison Co. of New York Inc., Senior Unsecured Notes:
40,000		A-	3.950% due 4/1/50	30,182
134,000		A-	5.900% due 11/15/53	133,247
100,000		A-	5.700% due 5/15/54	96,815
25,000		A-	4.625% due 12/1/54	20,333
241,000		BBB+	Constellation Energy Generation LLC, Senior Unsecured Notes, 5.600% due 6/15/42	230,755
			Consumers Energy Co., 1st Mortgage Notes:
56,000		A	3.500% due 8/1/51	40,056
53,000		A	2.650% due 8/15/52	31,684
113,000		A	4.200% due 9/1/52	89,751
1,600,000		BBB-	Dominion Energy Inc., Junior Subordinated Notes, 6.625% (5-Year CMT Index + 2.207%) due 5/15/55(d)	1,604,663
83,000		A	Dominion Energy South Carolina Inc., 1st Mortgage Notes, 6.250% due 10/15/53	86,863
			DTE Electric Co., General Refinance Mortgage:
350,000		A	5.200% due 3/1/34	351,073
180,000		A	3.250% due 4/1/51	120,378
			Duke Energy Carolinas LLC, 1st Mortgage Notes:
204,000		A	3.950% due 11/15/28	201,708
140,000		A	4.950% due 1/15/33	139,897
25,000		A	6.050% due 4/15/38	26,095
500,000		A	4.250% due 12/15/41	415,207
105,000		A	3.200% due 8/15/49	68,655
80,000		A	3.550% due 3/15/52	55,552
227,000		A	5.350% due 1/15/53	209,472
			Duke Energy Corp., Senior Unsecured Notes:
50,000		BBB	2.650% due 9/1/26	48,936
50,000		BBB	4.850% due 1/5/27	50,342
700,000	EUR	BBB	3.100% due 6/15/28	800,549
			Duke Energy Florida LLC, 1st Mortgage Notes:
145,000		A	2.500% due 12/1/29	133,702
233,000		A	1.750% due 6/15/30	203,276
25,000		A	6.400% due 6/15/38	26,890
24,000		A	4.200% due 7/15/48	18,672
26,000		A	5.950% due 11/15/52	25,938
350,000		A	6.200% due 11/15/53	360,518
380,000		A	Duke Energy Indiana LLC, 1st Mortgage Notes, 2.750% due 4/1/50	224,994
			Duke Energy Ohio Inc., 1st Mortgage Notes:
529,000		A	3.650% due 2/1/29	516,577
20,000		A	5.650% due 4/1/53	18,980
			Duke Energy Progress LLC, 1st Mortgage Notes:
130,000		A	3.450% due 3/15/29	125,718
43,000		A	5.250% due 3/15/33	43,669
81,000		A	4.150% due 12/1/44	64,472
67,000		A	2.900% due 8/15/51	40,388
			Edison International:
390,000		BB+	Junior Subordinated Notes, 8.125% (5-Year CMT Index + 3.864%) due 6/15/53(d)	386,225
180,000		BBB-	Senior Unsecured Notes, 6.950% due 11/15/29	186,699
			Electricite de France SA:
2,005,000		BBB	Senior Unsecured Notes, 5.750% due 1/13/35(a)	2,022,568
600,000	EUR	B+	Junior Subordinated Notes, (Cost - $704,029, acquired 12/9/24), 7.500% (5-Year EUR Swap Rate + 4.860%)(c)(d)(e)	750,908
1,725,000		BB+	Emera Inc., Junior Subordinated Notes, 6.750% (3-Month USD-LIBOR + 5.440%) due 6/15/76(d)	1,741,489
770,000		BBB-	Emera US Finance LP, Company Guaranteed Notes, 2.639% due 6/15/31	662,851

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Electric - 2.7% - (continued)
			Entergy Arkansas LLC, 1st Mortgage Notes:
$ 87,000		A	3.350% due 6/15/52	$56,443
350,000		A	5.750% due 6/1/54	337,291
320,000		BBB-	Entergy Corp., Junior Subordinated Notes, 7.125% (5-Year CMT Index + 2.670%) due 12/1/54(d)	327,962
			Entergy Louisiana LLC:
			1st Mortgage Notes:
25,000		A	5.150% due 9/15/34	24,699
25,000		A	2.900% due 3/15/51	15,053
25,000		A	Collateral Trust, 4.200% due 9/1/48	19,366
			Entergy Mississippi LLC, 1st Mortgage Notes:
370,000		A	5.000% due 9/1/33	365,737
475,000		A	5.800% due 4/15/55	459,105
565,000		A	Entergy Texas Inc., 1st Mortgage Notes, 5.550% due 9/15/54	523,048
200,000	EUR	A-	ESB Finance DAC, Company Guaranteed Notes, (Cost - $222,761, acquired 3/6/24), 4.000% due 10/3/28(c)	235,686
855,000		BB+(i)	EUSHI Finance Inc., Company Guaranteed Notes, 7.625% (5-Year CMT Index + 3.136%) due 12/15/54(d)	875,827
725,000		BBB-	Evergy Inc., Junior Subordinated Notes, 6.650% (5-Year CMT Index + 2.558%) due 6/1/55(d)	719,437
128,000		BBB	Eversource Energy, Senior Unsecured Notes, 5.450% due 3/1/28	130,776
170,000		BBB	Exelon Corp., Junior Subordinated Notes, 6.500% (5-Year CMT Index + 1.975%) due 3/15/55(d)	169,675
			FirstEnergy Corp., Senior Unsecured Notes:
60,000		BBB-	1.600% due 1/15/26	58,849
470,000		BBB-	3.900% due 7/15/27	463,291
240,000		BBB-	4.850% due 7/15/47	197,651
			Florida Power & Light Co., 1st Mortgage Notes:
25,000		A+	5.650% due 2/1/37	25,857
251,000		A+	3.950% due 3/1/48	193,980
122,000		A+	2.875% due 12/4/51	74,765
230,000		A+	5.700% due 3/15/55	226,149
			Georgia Power Co., Senior Unsecured Notes:
50,000		A	5.004% due 2/23/27	50,663
278,000		A	4.950% due 5/17/33	275,692
430,000		A	5.250% due 3/15/34	431,727
520,000		BBB+	ITC Holdings Corp., Senior Unsecured Notes, 5.650% due 5/9/34(a)	522,722
			MidAmerican Energy Co., 1st Mortgage Notes:
47,000		A	3.100% due 5/1/27	46,109
141,000		A	5.850% due 9/15/54	140,191
167,000		A	5.300% due 2/1/55	153,070
100,000		A-	National Rural Utilities Cooperative Finance Corp., Senior Unsecured Notes, 4.850% due 2/7/29	101,043
			NextEra Energy Capital Holdings Inc., Company Guaranteed Notes:
250,000		BBB+	1.875% due 1/15/27	239,843
50,000		BBB+	2.250% due 6/1/30	44,460
50,000		BBB+	5.050% due 2/28/33	49,661
50,000		BBB+	5.250% due 3/15/34	49,621
160,000		BBB	6.500% (5-Year CMT Index + 1.979%) due 8/15/55(d)	161,507
			Northern States Power Co., 1st Mortgage Notes:
211,000		A	2.900% due 3/1/50	132,311
136,000		A	2.600% due 6/1/51	79,346
62,000		A	5.100% due 5/15/53	55,747
			NRG Energy Inc., Company Guaranteed Notes:
205,000		BB	5.750% due 1/15/28	205,847
345,000		BB	5.250% due 6/15/29(a)	341,354
			Ohio Power Co., Senior Unsecured Notes:
113,000		BBB+	2.600% due 4/1/30	102,889
89,000		BBB+	5.000% due 6/1/33	87,076
66,000		BBB+	4.000% due 6/1/49	48,092

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Electric - 2.7% - (continued)
$ 438,000	BBB+	2.900% due 10/1/51	$257,554
		Oncor Electric Delivery Co. LLC:
25,000	A+	1st Mortgage Notes, 2.700% due 11/15/51	14,233
		Senior Secured Notes:
50,000	A+	4.550% due 9/15/32	48,676
50,000	A+	5.650% due 11/15/33	51,771
50,000	A+	4.950% due 9/15/52	43,125
		Pacific Gas & Electric Co., 1st Mortgage Notes:
500,000	BBB	5.450% due 6/15/27	505,052
2,090,000	BBB	4.550% due 7/1/30	2,023,262
89,000	BBB	2.500% due 2/1/31	76,466
136,000	BBB	6.150% due 1/15/33	138,240
179,000	BBB	6.400% due 6/15/33	184,002
111,000	BBB	6.950% due 3/15/34	117,808
100,000	BBB	4.500% due 7/1/40	81,827
50,000	BBB	3.300% due 8/1/40	35,601
50,000	BBB	4.950% due 7/1/50	39,624
90,000	BBB	3.500% due 8/1/50	56,884
180,000	BBB	6.750% due 1/15/53	178,856
55,000	BBB	6.700% due 4/1/53	54,437
		PacifiCorp, 1st Mortgage Notes:
50,000	A	5.450% due 2/15/34	49,859
25,000	A	5.750% due 4/1/37	24,934
		PECO Energy Co., 1st Mortgage Notes:
46,000	A	3.050% due 3/15/51	28,759
74,000	A	4.600% due 5/15/52	61,451
91,000	A	4.375% due 8/15/52	73,166
		PG&E Corp.:
1,435,000	B	Junior Subordinated Notes, 7.375% (5-Year CMT Index + 3.883%) due 3/15/55(d)	1,408,761
		Senior Secured Notes:
145,000	BB	5.000% due 7/1/28	141,562
180,000	BB	5.250% due 7/1/30	174,786
100,000	AAA	PG&E Recovery Funding LLC, Senior Secured Notes, 5.231% due 6/1/42	98,514
		PPL Electric Utilities Corp., 1st Mortgage Notes:
25,000	A+	5.000% due 5/15/33	25,000
25,000	A+	4.850% due 2/15/34	24,619
25,000	A+	5.250% due 5/15/53	23,214
860,000	BBB	PSEG Power LLC, Senior Unsecured Notes, 5.750% due 5/15/35(a)	864,032
270,000	A	Public Service Co. of Colorado, 1st Mortgage Notes, 2.700% due 1/15/51	155,430
102,000	A	Public Service Co. of New Hampshire, 1st Mortgage Notes, 5.150% due 1/15/53	91,173
		Public Service Electric & Gas Co., 1st Mortgage Notes:
199,000	A	3.200% due 5/15/29	190,750
185,000	A	4.900% due 12/15/32	186,272
350,000	A-	Puget Sound Energy Inc., Senior Secured Notes, 5.685% due 6/15/54	333,858
		San Diego Gas & Electric Co., 1st Mortgage Notes:
370,000	A	3.320% due 4/15/50	240,799
120,000	A	5.350% due 4/1/53	108,642
		Sempra:
		Junior Subordinated Notes:
230,000	BBB-	6.875% (5-Year CMT Index + 2.789%) due 10/1/54(d)	224,813
905,000	BBB-	6.625% (5-Year CMT Index + 2.354%) due 4/1/55(d)	855,145
25,000	BBB	Senior Unsecured Notes, 3.800% due 2/1/38	20,217

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Electric - 2.7% - (continued)
		Southern California Edison Co.:
		1st Mortgage Notes:
$ 410,000	A-	5.300% due 3/1/28	$414,443
208,000	A-	5.650% due 10/1/28	212,102
199,000	A-	5.950% due 11/1/32	202,109
619,000	A-	5.200% due 6/1/34	592,564
660,000	A-	5.450% due 3/1/35	637,967
60,000	A-	3.650% due 6/1/51	38,331
55,000	A-	5.875% due 12/1/53	49,079
850,000	A-	5.750% due 4/15/54	747,241
1,500,000	A-	5.900% due 3/1/55	1,344,872
25,000	A-	1st Refinanced Mortgage Notes, 5.950% due 2/1/38	24,373
550,000	A-	Southwestern Public Service Co., 1st Mortgage Notes, 6.000% due 6/1/54	538,519
		Union Electric Co., 1st Mortgage Notes:
350,000	A	5.200% due 4/1/34	349,806
51,000	A	5.450% due 3/15/53	47,803
		Virginia Electric & Power Co., Senior Unsecured Notes:
25,000	BBB+	6.000% due 5/15/37	25,757
52,000	BBB+	2.950% due 11/15/51	31,433
126,000	BBB+	5.700% due 8/15/53	119,909
15,000	BBB+	5.350% due 1/15/54	13,623
		Vistra Operations Co. LLC:
		Company Guaranteed Notes:
435,000	BB+	5.000% due 7/31/27(a)	433,948
185,000	BB+	7.750% due 10/15/31(a)	196,286
		Senior Secured Notes:
1,722,000	BBB-	3.700% due 1/30/27(a)	1,689,725
710,000	BBB-	6.000% due 4/15/34(a)	720,533
		Wisconsin Power & Light Co., Senior Unsecured Notes:
25,000	A-	5.375% due 3/30/34	25,025
25,000	A-	3.650% due 4/1/50	17,386

		Total Electric	43,585,987

Electrical Components & Equipment - 0.0%@
		Emerson Electric Co., Senior Unsecured Notes:
25,000	A	2.750% due 10/15/50	15,330
25,000	A	2.800% due 12/21/51	15,168
110,000	B	Energizer Holdings Inc., Company Guaranteed Notes, 4.750% due 6/15/28(a)	106,172
85,000	BB+	EnerSys, Company Guaranteed Notes, 6.625% due 1/15/32(a)	86,898
440,000	BB	WESCO Distribution Inc., Company Guaranteed Notes, 6.625% due 3/15/32(a)	451,752

		Total Electrical Components & Equipment	675,320

Electronics - 0.1%
140,000	B+	Coherent Corp., Company Guaranteed Notes, 5.000% due 12/15/29(a)	135,800
		Honeywell International Inc., Senior Unsecured Notes:
100,000	A	2.500% due 11/1/26	97,400
100,000	A	1.100% due 3/1/27	94,608
220,000	A	5.000% due 3/1/35	217,841
25,000	A	3.812% due 11/21/47	18,751
50,000	A	2.800% due 6/1/50	30,818
25,000	A	5.250% due 3/1/54	23,117
25,000	A	5.350% due 3/1/64	22,802
190,000	BB	Imola Merger Corp., Senior Secured Notes, 4.750% due 5/15/29(a)	182,185
80,000	BB+	Sensata Technologies BV, Company Guaranteed Notes, 5.875% due 9/1/30(a)	79,169
185,000	BB+	Sensata Technologies Inc., Company Guaranteed Notes, 4.375% due 2/15/30(a)	174,162

		Total Electronics	1,076,653

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Energy - Alternate Sources - 0.0%@
$ 85,000		BB-	TerraForm Power Operating LLC, Company Guaranteed Notes, 4.750% due 1/15/30(a)	$80,164

Engineering & Construction - 0.0%@
290,000		BBB-	CIMIC Finance USA Pty Ltd., Company Guaranteed Notes, 7.000% due 3/25/34(a)	303,392
120,000		BB	Dycom Industries Inc., Company Guaranteed Notes, 4.500% due 4/15/29(a)	115,544
220,000		BB	Global Infrastructure Solutions Inc., Company Guaranteed Notes, 5.625% due 6/1/29(a)	214,877

			Total Engineering & Construction	633,813

Entertainment - 0.4%
450,000	EUR	B-	888 Acquisitions Ltd., Senior Secured Notes, 7.558% due 7/15/27(a)	513,875
120,000		B	Boyne USA Inc., Senior Unsecured Notes, 4.750% due 5/15/29(a)	115,395
			Caesars Entertainment Inc.:
235,000		B-	Company Guaranteed Notes, 4.625% due 10/15/29(a)	219,894
90,000		BB-	Senior Secured Notes, 7.000% due 2/15/30(a)	92,387
65,000		BB-	Cinemark USA Inc., Company Guaranteed Notes, 5.250% due 7/15/28(a)	64,165
330,000		B+	Live Nation Entertainment Inc., Company Guaranteed Notes, 4.750% due 10/15/27(a)	324,492
400,000	EUR	B	Motion Finco Sarl, Senior Secured Notes, (Cost - $441,229, acquired 3/21/25), 7.375% due 6/15/30(c)	436,835
45,000		BB-	Six Flags Entertainment Corp., Company Guaranteed Notes, 7.250% due 5/15/31(a)	46,011
270,000		BB-	Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., Company Guaranteed Notes, 5.250% due 7/15/29	262,346
73,000		BBB-	Six Flags Entertainment Corp./Six Flags Theme Parks Inc./Canada’s Wonderland Co., Senior Secured Notes, 6.625% due 5/1/32(a)	74,469
700,000	EUR	BBB+	Universal Music Group NV, Senior Unsecured Notes, (Cost - $780,944, acquired 12/3/24), 4.000% due 6/13/31(c)	829,884
165,000		BB-	Vail Resorts Inc., Company Guaranteed Notes, 6.500% due 5/15/32(a)	169,082
			Warnermedia Holdings Inc., Company Guaranteed Notes:
100,000		BB+	3.755% due 3/15/27	96,927
100,000		BB+	4.054% due 3/15/29	93,133
565,000		BB+	4.279% due 3/15/32	479,674
2,366,000		BB+	5.141% due 3/15/52	1,533,230
310,000		BB-	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Company Guaranteed Notes, 7.125% due 2/15/31(a)	325,312

			Total Entertainment	5,677,111

Environmental Control - 0.1%
58,000		BB+	Clean Harbors Inc., Company Guaranteed Notes, 6.375% due 2/1/31(a)	59,059
305,000		BB	GFL Environmental Inc., Senior Secured Notes, 6.750% due 1/15/31(a)	316,754
			Republic Services Inc., Senior Unsecured Notes:
66,000		BBB+	3.375% due 11/15/27	64,624
260,000		BBB+	4.875% due 4/1/29	264,272
			Waste Connections Inc., Senior Unsecured Notes:
25,000		BBB+	3.050% due 4/1/50	16,103
25,000		BBB+	2.950% due 1/15/52	15,433
50,000		A-	Waste Management Inc., Company Guaranteed Notes, 2.950% due 6/1/41	36,120
285,000		BB	Wrangler Holdco Corp., Company Guaranteed Notes, 6.625% due 4/1/32(a)	294,062

			Total Environmental Control	1,066,427

Food - 0.5%
500,000		BB+	Albertsons Cos Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Company Guaranteed Notes, 5.875% due 2/15/28(a)	499,935
100,000		BBB-	Conagra Brands Inc., Senior Unsecured Notes, 5.300% due 10/1/26	100,786
400,000	EUR	B	Flora Food Management BV, Senior Secured Notes, (Cost - $445,166, acquired 3/21/25), 6.875% due 7/2/29(c)	468,560
			General Mills Inc., Senior Unsecured Notes:
50,000		BBB	3.200% due 2/10/27	49,071
25,000		BBB	3.000% due 2/1/51	15,533
620,000	GBP	B	Iceland Bondsco PLC, Senior Secured Notes, (Cost - $825,024, acquired 5/29/24), 10.875% due 12/15/27(c)	887,634
			J.M. Smucker Co. (The), Senior Unsecured Notes:
25,000		BBB	4.250% due 3/15/35	22,729
25,000		BBB	6.500% due 11/15/53	26,261
			JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Company Guaranteed Notes:
100,000		BBB-	2.500% due 1/15/27	96,512
370,000		BBB-	3.625% due 1/15/32	332,853

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Food - 0.5% - (continued)
$ 50,000		BBB-	4.375% due 2/2/52	$37,663
50,000		BBB-	6.500% due 12/1/52	50,707
			Kraft Heinz Foods Co., Company Guaranteed Notes:
10,000		BBB	3.000% due 6/1/26	9,847
25,000		BBB	6.875% due 1/26/39	26,954
25,000		BBB	6.500% due 2/9/40	26,153
180,000		BBB	5.200% due 7/15/45	159,555
75,000		BBB	4.375% due 6/1/46	59,085
50,000		BBB	4.875% due 10/1/49	41,752
			Kroger Co. (The), Senior Unsecured Notes:
290,000		BBB	5.000% due 9/15/34	282,192
25,000		BBB	3.875% due 10/15/46	18,386
25,000		BBB	4.450% due 2/1/47	20,092
25,000		BBB	5.400% due 1/15/49	22,679
25,000		BBB	3.950% due 1/15/50	18,371
25,000		BBB	5.500% due 9/15/54	23,122
70,000		BB+	Lamb Weston Holdings Inc., Company Guaranteed Notes, 4.125% due 1/31/30(a)	66,087
			Mars Inc.:
230,000		A	Company Guaranteed Notes, 3.200% due 4/1/30(a)	216,121
			Senior Unsecured Notes:
70,000		A	5.000% due 3/1/32(a)	70,189
1,325,000		A	5.200% due 3/1/35(a)	1,318,844
1,845,000		A	5.700% due 5/1/55(a)	1,791,222
175,000		BB	Performance Food Group Inc., Company Guaranteed Notes, 5.500% due 10/15/27(a)	174,431
215,000		BB	Post Holdings Inc., Senior Secured Notes, 6.250% due 2/15/32(a)	218,875
			Sysco Corp., Company Guaranteed Notes:
50,000		BBB	3.300% due 7/15/26	49,336
25,000		BBB	5.950% due 4/1/30	26,301
25,000		BBB	4.450% due 3/15/48	20,134
25,000		BBB	3.150% due 12/14/51	15,464
25,000		BBB	Tyson Foods Inc., Senior Unsecured Notes, 5.100% due 9/28/48	21,840
60,000		BB+	US Foods Inc., Company Guaranteed Notes, 5.750% due 4/15/33(a)	59,090

			Total Food	7,344,366

Forest Products & Paper - 0.0%@
			International Paper Co., Senior Unsecured Notes:
25,000		BBB	6.000% due 11/15/41	24,630
25,000		BBB	4.800% due 6/15/44	21,087
25,000		BBB	4.350% due 8/15/48	19,356
50,000		BBB-	Suzano Austria GmbH, Company Guaranteed Notes, 3.750% due 1/15/31	45,357

			Total Forest Products & Paper	110,430

Gas - 0.2%
1,000,000	EUR	BBB	APA Infrastructure Ltd., (Cost - $990,141, acquired 5/31/24), Company Guaranteed Notes, 2.000% due 7/15/30(c)	1,073,332
92,000		A-	Atmos Energy Corp., Senior Unsecured Notes, 4.125% due 10/15/44	74,556
790,000		BBB+	Brooklyn Union Gas Co. (The), Senior Unsecured Notes, 6.388% due 9/15/33(a)	824,509
			CenterPoint Energy Resources Corp., Senior Unsecured Notes:
108,000		BBB+	5.250% due 3/1/28	110,217
52,000		BBB+	1.750% due 10/1/30	44,683
25,000		BBB-	National Fuel Gas Co., Senior Unsecured Notes, 5.500% due 3/15/30	25,485
			NiSource Inc., Senior Unsecured Notes:
75,000		BBB+	3.490% due 5/15/27	73,508
61,000		BBB+	5.250% due 3/30/28	62,157
153,000		BBB+	3.600% due 5/1/30	145,568

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Gas - 0.2% - (continued)
		Piedmont Natural Gas Co., Inc., Senior Unsecured Notes:
$ 90,000	BBB+	3.500% due 6/1/29	$86,248
96,000	BBB+	2.500% due 3/15/31	84,267
109,000	BBB+	3.350% due 6/1/50	70,202
55,000	BBB	Southwest Gas Corp., Senior Unsecured Notes, 5.450% due 3/23/28	56,073
75,000	A	Spire Missouri Inc., 1st Mortgage Notes, 4.800% due 2/15/33	73,575

		Total Gas	2,804,380

Healthcare - Products - 0.2%
		Abbott Laboratories, Senior Unsecured Notes:
50,000	AA-	4.750% due 11/30/36	48,837
75,000	AA-	4.900% due 11/30/46	69,429
60,000	BBB+	Agilent Technologies Inc., Senior Unsecured Notes, 2.300% due 3/12/31	52,430
145,000	BB	Avantor Funding Inc., Company Guaranteed Notes, 4.625% due 7/15/28(a)	141,363
		Baxter International Inc., Senior Unsecured Notes:
50,000	BBB	1.915% due 2/1/27	47,820
25,000	BBB	3.132% due 12/1/51	15,353
25,000	A-	Boston Scientific Corp., Senior Unsecured Notes, 4.700% due 3/1/49	21,933
		Danaher Corp., Senior Unsecured Notes:
25,000	A-	2.600% due 10/1/50	14,653
25,000	A-	2.800% due 12/10/51	15,079
25,000	A-	DH Europe Finance II Sarl, Company Guaranteed Notes, 3.400% due 11/15/49	17,306
140,000	BB+	Hologic Inc., Company Guaranteed Notes, 3.250% due 2/15/29(a)	133,868
525,000	BB-	Medline Borrower LP/Medline Co.-Issuer Inc., Senior Secured Notes, 6.250% due 4/1/29(a)	534,877
		Medtronic Inc., Company Guaranteed Notes:
50,000	A	4.375% due 3/15/35	47,482
50,000	A	4.625% due 3/15/45	43,741
		Solventum Corp., Company Guaranteed Notes:
420,000	BBB-	5.400% due 3/1/29	428,440
430,000	BBB-	5.450% due 3/13/31	439,882
590,000	BBB-	5.600% due 3/23/34	594,583
465,000	BBB-	5.900% due 4/30/54	445,859
		Stryker Corp., Senior Unsecured Notes:
25,000	BBB+	4.625% due 3/15/46	21,395
25,000	BBB+	2.900% due 6/15/50	15,907
		Thermo Fisher Scientific Inc., Senior Unsecured Notes:
164,000	A-	2.000% due 10/15/31	140,927
200,000	A-	5.086% due 8/10/33	201,671

		Total Healthcare - Products	3,492,835

Healthcare - Services - 0.6%
175,000	B+	Acadia Healthcare Co., Inc., Company Guaranteed Notes, 5.500% due 7/1/28(a)	172,813
		Aetna Inc., Senior Unsecured Notes:
25,000	BBB	6.625% due 6/15/36	26,324
25,000	BBB	4.750% due 3/15/44	20,514
		Centene Corp., Senior Unsecured Notes:
50,000	BBB-	4.250% due 12/15/27	48,860
50,000	BBB-	2.450% due 7/15/28	46,070
100,000	BBB-	4.625% due 12/15/29	96,487
50,000	BBB-	3.375% due 2/15/30	45,588
50,000	BBB-	3.000% due 10/15/30	44,001
50,000	BBB-	2.500% due 3/1/31	42,479
100,000	BB	Charles River Laboratories International Inc., Company Guaranteed Notes, 3.750% due 3/15/29(a)	92,897
115,000	B-	CHS/Community Health Systems Inc., Senior Secured Notes, 5.625% due 3/15/27(a)	113,333

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Healthcare - Services - 0.6% - (continued)
		Cigna Group (The):
		Company Guaranteed Notes:
$ 100,000	A-	3.400% due 3/1/27	$98,256
930,000	A-	4.375% due 10/15/28	924,641
50,000	A-	4.800% due 8/15/38	45,673
50,000	A-	4.800% due 7/15/46	42,386
25,000	A-	3.875% due 10/15/47	18,107
25,000	A-	4.900% due 12/15/48	21,147
		Senior Unsecured Notes:
50,000	A-	3.400% due 3/15/50	32,619
50,000	A-	3.400% due 3/15/51	32,464
25,000	A-	5.600% due 2/15/54	23,076
100,000	A	City of Hope, Senior Secured Notes, 5.623% due 11/15/43	94,024
		CommonSpirit Health, Senior Secured Notes:
50,000	AA	3.817% due 10/1/49	35,536
95,000	A-	3.910% due 10/1/50	67,471
100,000	AA	Corewell Health Obligated Group, Senior Unsecured Notes, 3.487% due 7/15/49	69,650
		DaVita Inc., Company Guaranteed Notes:
255,000	BB-	4.625% due 6/1/30(a)	238,390
290,000	BB-	6.875% due 9/1/32(a)	294,666
50,000	AA-	Duke University Health System Inc., Senior Unsecured Notes, 3.920% due 6/1/47	38,068
		Elevance Health Inc., Senior Unsecured Notes:
97,000	A	4.550% due 3/1/48	78,500
25,000	A	3.125% due 5/15/50	15,770
25,000	A	3.600% due 3/15/51	17,058
25,000	A	4.550% due 5/15/52	19,892
66,000	A	6.100% due 10/15/52	65,458
180,000	BB-	Encompass Health Corp., Company Guaranteed Notes, 4.750% due 2/1/30	175,612
140,000	A	Franciscan Missionaries of Our Lady Health System Inc., Secured Notes, 3.914% due 7/1/49	100,795
		HCA Inc., Company Guaranteed Notes:
216,000	BBB-	5.250% due 6/15/26	216,249
200,000	BBB-	5.200% due 6/1/28	202,823
90,000	BBB-	5.875% due 2/1/29	92,860
104,000	BBB-	4.125% due 6/15/29	101,228
805,000	BBB-	3.500% due 9/1/30	750,320
25,000	BBB-	5.125% due 6/15/39	22,897
178,000	BBB-	3.500% due 7/15/51	113,996
150,000	BBB-	6.000% due 4/1/54	142,241
830,000	BBB-	5.950% due 9/15/54	782,022
390,000	A-	Highmark Inc., Senior Unsecured Notes, 2.550% due 5/10/31(a)	330,828
41,000	AA	Hoag Memorial Hospital Presbyterian, Unsecured Notes, 3.803% due 7/15/52	29,734
		Humana Inc., Senior Unsecured Notes:
57,000	BBB	1.350% due 2/3/27	54,275
50,000	BBB	3.950% due 3/15/27	49,651
25,000	BBB	5.875% due 3/1/33	25,387
25,000	BBB	5.950% due 3/15/34	25,369
25,000	BBB	3.950% due 8/15/49	17,333
25,000	BBB	5.500% due 3/15/53	21,686
100,000	AA-	Kaiser Foundation Hospitals, Company Guaranteed Notes, 4.875% due 4/1/42	90,626
88,000	A+	Mount Nittany Medical Center Obligated Group, Unsecured Notes, 3.799% due 11/15/52	63,354
90,000	Aa2(b)	Nationwide Children’s Hospital Inc., Unsecured Notes, 4.556% due 11/1/52	75,558
75,000	BB-	Pediatrix Medical Group Inc., Company Guaranteed Notes, 5.375% due 2/15/30(a)	72,620
90,000	AA-	Presbyterian Healthcare Services, Unsecured Notes, 4.875% due 8/1/52	78,776
110,000	AA-	Queen’s Health Systems (The), Secured Notes, 4.810% due 7/1/52	95,726
240,000	AA	Roche Holdings Inc., Company Guaranteed Notes, 2.607% due 12/13/51(a)	140,773

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Healthcare - Services - 0.6% - (continued)
$ 65,000	Aa2(b)	Seattle Children’s Hospital, Unsecured Notes, 2.719% due 10/1/50	$38,494
		Tenet Healthcare Corp., Senior Secured Notes:
555,000	BB-	4.625% due 6/15/28	544,330
430,000	BB-	6.125% due 6/15/30	434,398
		UnitedHealth Group Inc., Senior Unsecured Notes:
60,000	A+	1.250% due 1/15/26	58,741
100,000	A+	3.450% due 1/15/27	98,442
50,000	A+	2.950% due 10/15/27	48,284
100,000	A+	3.850% due 6/15/28	98,297
100,000	A+	4.250% due 1/15/29	98,739
100,000	A+	2.300% due 5/15/31	86,734
50,000	A+	4.500% due 4/15/33	47,659
25,000	A+	5.800% due 3/15/36	25,527
50,000	A+	3.500% due 8/15/39	39,132
25,000	A+	2.750% due 5/15/40	17,442
153,000	A+	3.750% due 10/15/47	109,573
25,000	A+	4.250% due 6/15/48	19,300
375,000	A+	3.700% due 8/15/49	262,624
224,000	A+	3.250% due 5/15/51	142,806
50,000	A+	4.750% due 5/15/52	41,015
885,000	A+	5.050% due 4/15/53	759,465
120,000	A+	3.875% due 8/15/59	80,891
50,000	A+	3.125% due 5/15/60	28,863
65,000	A+	4.950% due 5/15/62	53,360
53,000	A+	5.200% due 4/15/63	45,149

		Total Healthcare - Services	10,074,222

Home Builders - 0.0%@
10,000	BBB	Lennar Corp., Company Guaranteed Notes, 4.750% due 11/29/27	10,031
60,000	BB-	LGI Homes Inc., Company Guaranteed Notes, 8.750% due 12/15/28(a)	61,781
35,000	BBB	MDC Holdings Inc., Company Guaranteed Notes, 6.000% due 1/15/43	30,978

		Total Home Builders	102,790

Home Furnishings - 0.0%@
220,000	BB-	Somnigroup International Inc., Company Guaranteed Notes, 4.000% due 4/15/29(a)	207,437

Household Products/Wares - 0.0%@
165,000	B	ACCO Brands Corp., Company Guaranteed Notes, 4.250% due 3/15/29(a)	145,926
265,000	BB	Central Garden & Pet Co., Company Guaranteed Notes, 4.125% due 10/15/30	245,258
25,000	A	Kimberly-Clark Corp., Senior Unsecured Notes, 3.200% due 7/30/46	17,282

		Total Household Products/Wares	408,466

Housewares - 0.0%@
		Newell Brands Inc., Senior Unsecured Notes:
340,000	B+	6.625% due 9/15/29	329,644
105,000	B+	6.375% due 5/15/30	98,791
230,000	B-	Scotts Miracle-Gro Co. (The), Company Guaranteed Notes, 4.500% due 10/15/29	218,884

		Total Housewares	647,319

Insurance - 1.4%
2,055,000	A-	200 Park Funding Trust, Senior Unsecured Notes, 5.740% due 2/15/55(a)	1,979,127
		Aflac Inc., Senior Unsecured Notes:
25,000	A-	3.600% due 4/1/30	24,100
25,000	A-	4.750% due 1/15/49	20,984
		Allianz SE, Subordinated Notes:
1,000,000	A+	6.350% (5-Year CMT Index + 3.232%) due 9/6/53(a)(d)	1,031,307
1,000,000	A+	5.600% (5-Year CMT Index + 2.771%) due 9/3/54(a)(d)	981,028

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Insurance - 1.4% - (continued)
		Allstate Corp. (The), Senior Unsecured Notes:
$ 25,000	BBB+	1.450% due 12/15/30	$21,104
25,000	BBB+	5.250% due 3/30/33	25,287
25,000	BBB+	4.200% due 12/15/46	19,838
25,000	BBB+	3.850% due 8/10/49	18,444
		American International Group Inc., Senior Unsecured Notes:
50,000	A-	5.125% due 3/27/33	49,984
83,000	A-	4.750% due 4/1/48	71,428
		Aon Corp., Company Guaranteed Notes:
22,000	A-	4.500% due 12/15/28	22,062
49,000	A-	3.750% due 5/2/29	47,562
38,000	A-	2.800% due 5/15/30	34,801
50,000	A-	Aon Corp./Aon Global Holdings PLC, Company Guaranteed Notes, 5.350% due 2/28/33	50,738
		Aon North America Inc., Company Guaranteed Notes:
50,000	A-	5.450% due 3/1/34	50,502
50,000	A-	5.750% due 3/1/54	47,778
25,000	BBB+	Arch Capital Group Ltd., Senior Unsecured Notes, 3.635% due 6/30/50	17,627
		Arthur J. Gallagher & Co., Senior Unsecured Notes:
25,000	BBB	5.450% due 7/15/34	25,241
25,000	BBB	3.500% due 5/20/51	16,816
25,000	BBB	5.750% due 3/2/53	23,909
25,000	BBB	5.750% due 7/15/54	23,751
25,000	A	Assured Guaranty US Holdings Inc., Company Guaranteed Notes, 3.150% due 6/15/31	22,758
		Athene Holding Ltd., Senior Unsecured Notes:
25,000	A-	6.150% due 4/3/30	26,230
25,000	A-	3.500% due 1/15/31	23,179
25,000	A-	5.875% due 1/15/34	25,285
50,000	A-	6.250% due 4/1/54	47,745
		Berkshire Hathaway Finance Corp., Company Guaranteed Notes:
25,000	AA	1.450% due 10/15/30	21,691
50,000	AA	2.875% due 3/15/32	45,669
25,000	AA	5.750% due 1/15/40	26,434
25,000	AA	4.400% due 5/15/42	22,566
50,000	AA	4.200% due 8/15/48	40,941
460,000	AA	4.250% due 1/15/49	380,261
50,000	AA	2.850% due 10/15/50	31,390
25,000	AA	2.500% due 1/15/51	14,498
75,000	AA	3.850% due 3/15/52	56,225
25,000	AA	Berkshire Hathaway Inc., Senior Unsecured Notes, 4.500% due 2/11/43	22,681
25,000	BBB+	Brighthouse Financial Inc., Senior Unsecured Notes, 5.625% due 5/15/30	25,402
		Brown & Brown Inc., Senior Unsecured Notes:
25,000	BBB-	4.500% due 3/15/29	24,787
25,000	BBB-	2.375% due 3/15/31	21,671
		Chubb INA Holdings LLC, Company Guaranteed Notes:
25,000	A	1.375% due 9/15/30	21,466
25,000	A	4.150% due 3/13/43	20,749
50,000	A	3.050% due 12/15/61	29,693
600,000	BBB+	Cincinnati Financial Corp., Senior Unsecured Notes, 6.125% due 11/1/34	631,206
25,000	A-	CNA Financial Corp., Senior Unsecured Notes, 5.500% due 6/15/33	25,227
		Corebridge Financial Inc.:
25,000	BBB-	Junior Subordinated Notes, 6.875% (5-Year CMT Index + 3.846%) due 12/15/52(d)	25,379
		Senior Unsecured Notes:
50,000	BBB+	3.650% due 4/5/27	49,216
50,000	BBB+	3.850% due 4/5/29	48,501

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Insurance - 1.4% - (continued)
$ 25,000	BBB+	6.050% due 9/15/33	$25,907
25,000	BBB+	5.750% due 1/15/34	25,445
25,000	BBB+	4.350% due 4/5/42	20,492
25,000	BBB+	4.400% due 4/5/52	19,377
2,070,000	A-	Dai-ichi Life Insurance Co., Ltd. (The), Subordinated Notes, 6.200% (5-Year CMT Index + 2.515%)(a)(d)(e)	2,059,802
		Equitable Holdings Inc., Senior Unsecured Notes:
25,000	A-	4.350% due 4/20/28	24,825
25,000	A-	5.594% due 1/11/33	25,478
17,000	A-	5.000% due 4/20/48	14,558
600,000	BBB-	Essent Group Ltd., Senior Unsecured Notes, 6.250% due 7/1/29	618,425
		Everest Reinsurance Holdings Inc., Senior Unsecured Notes:
25,000	BBB+	3.500% due 10/15/50	16,434
25,000	BBB+	3.125% due 10/15/52	14,994
		Fairfax Financial Holdings Ltd., Senior Unsecured Notes:
25,000	BBB+	6.000% due 12/7/33	25,650
25,000	BBB+	6.350% due 3/22/54	24,429
25,000	BBB	Fidelity National Financial Inc., Senior Unsecured Notes, 3.400% due 6/15/30	23,078
615,000	AA-	Guardian Life Insurance Co. of America (The), Subordinated Notes, 4.850% due 1/24/77(a)	496,502
		Hartford Insurance Group Inc. (The), Senior Unsecured Notes:
98,000	BBB+	5.950% due 10/15/36	101,076
4,000	BBB+	4.300% due 4/15/43	3,304
110,000	B+	HUB International Ltd., Senior Secured Notes, 7.250% due 6/15/30(a)	114,598
1,625,000	A3(b)	Intact Financial Corp., Senior Unsecured Notes, 5.459% due 9/22/32(a)	1,623,693
		Jackson Financial Inc., Senior Unsecured Notes:
25,000	BBB	3.125% due 11/23/31	21,780
640,000	BBB	4.000% due 11/23/51	423,691
25,000	BBB-	Kemper Corp., Senior Unsecured Notes, 3.800% due 2/23/32	22,356
		Lincoln National Corp., Senior Unsecured Notes:
25,000	BBB+	3.625% due 12/12/26	24,631
25,000	BBB+	3.800% due 3/1/28	24,443
25,000	BBB+	3.050% due 1/15/30	23,152
25,000	A	Loews Corp., Senior Unsecured Notes, 3.200% due 5/15/30	23,384
25,000	A	Manulife Financial Corp., Senior Unsecured Notes, 5.375% due 3/4/46	23,933
		Markel Group Inc., Senior Unsecured Notes:
25,000	BBB	3.350% due 9/17/29	23,806
25,000	BBB	5.000% due 4/5/46	21,453
		Marsh & McLennan Cos., Inc., Senior Unsecured Notes:
290,000	A-	2.250% due 11/15/30	257,033
25,000	A-	5.450% due 3/15/53	23,495
25,000	A-	5.700% due 9/15/53	24,423
720,000	A-	Meiji Yasuda Life Insurance Co., Subordinated Notes, 6.100% (5-Year CMT Index + 2.911%) due 6/11/55(a)(d)	708,959
		MetLife Inc.:
		Junior Subordinated Notes:
1,200,000	BBB	3.850% (5-Year CMT Index + 3.576%)(d)(e)	1,192,246
540,000	BBB	6.400% due 12/15/36	547,436
		Senior Unsecured Notes:
50,000	A-	5.375% due 7/15/33	51,414
25,000	A-	6.375% due 6/15/34	27,264
25,000	A-	5.700% due 6/15/35	26,037
25,000	A-	4.125% due 8/13/42	20,538
25,000	A-	4.875% due 11/13/43	22,473
25,000	A-	4.050% due 3/1/45	19,973
25,000	A-	5.000% due 7/15/52	22,141

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Insurance - 1.4% - (continued)
$ 25,000	A-	5.250% due 1/15/54	$23,011
930,000	AA-	New York Life Insurance Co., Subordinated Notes, 5.875% due 5/15/33(a)	964,343
550,000	A-	Nippon Life Insurance Co., Subordinated Notes, 2.900% (5-Year CMT Index + 2.600%) due 9/16/51(a)(d)	469,584
530,000	Baa3(b)	NMI Holdings Inc., Senior Unsecured Notes, 6.000% due 8/15/29	538,322
		Northwestern Mutual Life Insurance Co. (The), Subordinated Notes:
510,000	AA-	6.170% due 5/29/55(a)	523,847
500,000	AA-	3.625% due 9/30/59(a)	331,503
25,000	BBB+	Old Republic International Corp., Senior Unsecured Notes, 3.850% due 6/11/51	17,267
1,330,000	A	Omnis Funding Trust, Senior Unsecured Notes, 6.722% due 5/15/55(a)	1,335,605
610,000	BBB+	PartnerRe Finance B LLC, Company Guaranteed Notes, 4.500% (5-Year CMT Index + 3.815%) due 10/1/50(d)	564,833
		Principal Financial Group Inc., Company Guaranteed Notes:
25,000	A-	3.700% due 5/15/29	24,197
25,000	A-	2.125% due 6/15/30	22,024
25,000	A-	5.375% due 3/15/33	25,317
25,000	A-	5.500% due 3/15/53	23,494
		Progressive Corp. (The), Senior Unsecured Notes:
25,000	A	3.200% due 3/26/30	23,703
50,000	A	3.000% due 3/15/32	44,938
25,000	A	4.950% due 6/15/33	25,207
25,000	A	4.200% due 3/15/48	20,132
25,000	A	3.950% due 3/26/50	19,016
25,000	A	3.700% due 3/15/52	18,062
		Prudential Financial Inc., Senior Unsecured Notes:
25,000	A	3.878% due 3/27/28	24,765
25,000	A	2.100% due 3/10/30	22,557
50,000	A	5.750% due 7/15/33	52,416
25,000	A	5.700% due 12/14/36	25,669
25,000	A	3.000% due 3/10/40	18,428
50,000	A	3.905% due 12/7/47	37,819
25,000	A	3.935% due 12/7/49	18,610
50,000	A	4.350% due 2/25/50	40,248
50,000	A	3.700% due 3/13/51	35,680
25,000	A	Reinsurance Group of America Inc., Senior Unsecured Notes, 6.000% due 9/15/33	25,878
600,000	BBB+	RenaissanceRe Holdings Ltd., Senior Unsecured Notes, 5.750% due 6/5/33	609,014
660,000	AA-	RGA Global Funding, Secured Notes, 5.050% due 12/6/31(a)	651,569
300,000	AA-	Teachers Insurance & Annuity Association of America, Subordinated Notes, 4.900% due 9/15/44(a)	263,430
555,000	AA	Transatlantic Holdings Inc., Senior Unsecured Notes, 8.000% due 11/30/39	670,884
25,000	BBB	Unum Group, Senior Unsecured Notes, 4.125% due 6/15/51	18,188
		Willis North America Inc., Company Guaranteed Notes:
25,000	BBB+	4.500% due 9/15/28	24,910
25,000	BBB+	2.950% due 9/15/29	23,276
25,000	BBB+	5.900% due 3/5/54	24,089
25,000	BBB+	WR Berkley Corp., Senior Unsecured Notes, 3.550% due 3/30/52	16,880

		Total Insurance	22,807,111

Internet - 0.3%
200,000	A+	Alibaba Group Holding Ltd., Senior Unsecured Notes, 5.250% due 5/26/35(a)	199,568
		Alphabet Inc., Senior Unsecured Notes:
80,000	AA+	1.100% due 8/15/30	68,347
90,000	AA+	1.900% due 8/15/40	58,809
100,000	AA+	2.050% due 8/15/50	54,260
50,000	AA+	2.250% due 8/15/60	26,100
		Amazon.com Inc., Senior Unsecured Notes:
200,000	AA	3.300% due 4/13/27	197,312

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Internet - 0.3% - (continued)
$ 50,000		AA	3.875% due 8/22/37	$44,469
50,000		AA	2.875% due 5/12/41	36,628
50,000		AA	4.950% due 12/5/44	47,296
200,000		AA	2.500% due 6/3/50	117,385
75,000		AA	3.100% due 5/12/51	49,599
75,000		AA	3.950% due 4/13/52	57,888
50,000		AA	2.700% due 6/3/60	27,986
50,000		AA	3.250% due 5/12/61	31,831
25,000		AA	4.100% due 4/13/62	19,100
25,000		BBB+	eBay Inc., Senior Unsecured Notes, 3.650% due 5/10/51	17,308
210,000		BB	Match Group Holdings II LLC, Senior Unsecured Notes, 4.125% due 8/1/30(a)	193,861
1,000,000		BB+	MercadoLibre Inc., Company Guaranteed Notes, 3.125% due 1/14/31	891,755
			Meta Platforms Inc., Senior Unsecured Notes:
450,000		AA-	4.750% due 8/15/34	444,518
225,000		AA-	4.450% due 8/15/52	185,789
260,000		AA-	5.400% due 8/15/54	246,737
115,000		AA-	4.650% due 8/15/62	94,719
25,000		A	Netflix Inc., Senior Unsecured Notes, 4.900% due 8/15/34	25,067
310,000		BBB	Uber Technologies Inc., Senior Unsecured Notes, 4.800% due 9/15/34	299,330
450,000	EUR	B	United Group BV, Senior Secured Notes, 6.500% due 10/31/31(a)	527,537
110,000		BB	Wayfair LLC, Senior Secured Notes, 7.250% due 10/31/29(a)	107,393

			Total Internet	4,070,592

Investment Companies - 0.1%
			Ares Capital Corp., Senior Unsecured Notes:
25,000		BBB	2.150% due 7/15/26	24,234
25,000		BBB	7.000% due 1/15/27	25,761
355,000		BBB	2.875% due 6/15/28	331,369
25,000		BBB	5.875% due 3/1/29	25,332
845,000		BBB	5.500% due 9/1/30	837,913
			Blackstone Private Credit Fund, Senior Unsecured Notes:
50,000		BBB-	2.625% due 12/15/26	48,180
50,000		BBB-	3.250% due 3/15/27	48,349
25,000		BBB-	6.250% due 1/25/31(a)	25,477
			Blackstone Secured Lending Fund, Senior Unsecured Notes:
25,000		Baa2(b)	2.750% due 9/16/26	24,235
25,000		Baa2(b)	2.850% due 9/30/28	23,070
25,000		BBB-	Blue Owl Capital Corp., Senior Unsecured Notes, 3.400% due 7/15/26	24,457
			Blue Owl Credit Income Corp., Senior Unsecured Notes:
25,000		BBB-	4.700% due 2/8/27	24,728
25,000		BBB-	7.750% due 9/16/27	26,024
25,000		BBB-	7.750% due 1/15/29	26,426
25,000		Baa3(b)	FS KKR Capital Corp., Senior Unsecured Notes, 3.125% due 10/12/28	22,646
200,000		Aa3(b)	Gaci First Investment Co., Company Guaranteed Notes, (Cost - $204,022, acquired 3/14/23), 5.250% due 10/13/32(c)	201,585
			Golub Capital BDC Inc., Senior Unsecured Notes:
25,000		BBB-	2.500% due 8/24/26	24,196
25,000		BBB-	6.000% due 7/15/29	25,289
75,000		BB-	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Secured Notes, 5.250% due 5/15/27	71,413

			Total Investment Companies	1,860,684

Iron/Steel - 0.1%
25,000		BBB-	ArcelorMittal SA, Senior Unsecured Notes, 6.750% due 3/1/41	25,653
150,000		BB-	ATI Inc., Senior Unsecured Notes, 5.875% due 12/1/27	150,312
60,000		BB-	Big River Steel LLC/BRS Finance Corp., Senior Secured Notes, 6.625% due 1/31/29(a)	60,484
75,000		BB	Carpenter Technology Corp., Senior Unsecured Notes, 6.375% due 7/15/28	75,327

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Iron/Steel - 0.1% - (continued)
			Cleveland-Cliffs Inc., Company Guaranteed Notes:
$ 175,000		BB-	5.875% due 6/1/27	$172,404
135,000		Ba3(b)	4.875% due 3/1/31(a)	110,008
			Nucor Corp., Senior Unsecured Notes:
485,000		A-	5.100% due 6/1/35	475,334
25,000		A-	6.400% due 12/1/37	26,947
25,000		A-	3.850% due 4/1/52	18,140
25,000		A-	2.979% due 12/15/55	14,659
25,000		BBB+	Reliance Inc., Senior Unsecured Notes, 2.150% due 8/15/30	21,947
25,000		BBB	Steel Dynamics Inc., Senior Unsecured Notes, 3.250% due 10/15/50	15,875
60,000		BB-	United States Steel Corp., Senior Unsecured Notes, 6.875% due 3/1/29	60,571
			Vale Overseas Ltd., Company Guaranteed Notes:
25,000		BBB-	6.875% due 11/21/36	26,708
13,000		BBB-	6.875% due 11/10/39	13,851
25,000		BBB-	Vale SA, Senior Unsecured Notes, 5.625% due 9/11/42	23,790

			Total Iron/Steel	1,292,010

Leisure Time - 0.4%
120,000		BB	Acushnet Co., Company Guaranteed Notes, 7.375% due 10/15/28(a)	124,453
105,000		BBB-	Amer Sports Co., Senior Secured Notes, 6.750% due 2/16/31(a)	108,595
2,715,000		BB+	Carnival Corp., Company Guaranteed Notes, 6.125% due 2/15/33(a)	2,724,006
			Royal Caribbean Cruises Ltd., Senior Unsecured Notes:
460,000		BBB-	6.250% due 3/15/32(a)	466,038
1,950,000		BBB-	6.000% due 2/1/33(a)	1,957,211
1,205,000		B-	Sabre GLBL Inc., Senior Secured Notes, 10.750% due 11/15/29(a)	1,226,158
406,000	EUR	B+	TUI Cruises GmbH, Senior Unsecured Notes, 5.000% due 5/15/30(a)	464,595

			Total Leisure Time	7,071,056

Lodging - 0.2%
			Hilton Domestic Operating Co., Inc., Company Guaranteed Notes:
80,000		BB+	5.750% due 5/1/28(a)	80,318
245,000		BB+	3.625% due 2/15/32(a)	217,946
215,000		BB+	5.875% due 3/15/33(a)	216,543
			Las Vegas Sands Corp., Senior Unsecured Notes:
525,000		BB+	5.625% due 6/15/28	526,084
705,000		BB+	6.000% due 6/14/30	712,397
1,285,000		BB+	6.200% due 8/15/34	1,272,938
155,000		BBB	Marriott International Inc., Senior Unsecured Notes, 5.300% due 5/15/34	153,575
280,000		BB-	MGM Resorts International, Company Guaranteed Notes, 6.125% due 9/15/29	281,490
200,000		BBB-	Sands China Ltd., Senior Unsecured Notes, 2.300% due 3/8/27	190,577
145,000		B	Station Casinos LLC, Company Guaranteed Notes, 4.500% due 2/15/28(a)	140,644

			Total Lodging	3,792,512

Machinery - Construction & Mining - 0.0%@
45,000		BB-	BWX Technologies Inc., Company Guaranteed Notes, 4.125% due 6/30/28(a)	43,809
			Caterpillar Financial Services Corp., Senior Unsecured Notes:
200,000		A	1.700% due 1/8/27	192,263
50,000		A	4.500% due 1/8/27	50,198
			Caterpillar Inc., Senior Unsecured Notes:
50,000		A	3.803% due 8/15/42	40,372
50,000		A	3.250% due 4/9/50	34,105
155,000		BB-	Terex Corp., Company Guaranteed Notes, 5.000% due 5/15/29(a)	149,468

			Total Machinery - Construction & Mining	510,215

Machinery - Diversified - 0.1%
299,000		BB-	Chart Industries Inc., Senior Secured Notes, 7.500% due 1/1/30(a)	312,123
185,000		BBB+	CNH Industrial Capital LLC, Company Guaranteed Notes, 4.550% due 4/10/28	184,568

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Machinery - Diversified - 0.1% - (continued)
			Deere & Co., Senior Unsecured Notes:
$ 25,000		A	3.900% due 6/9/42	$20,770
25,000		A	3.750% due 4/15/50	18,924
90,000		BB+	Esab Corp., Company Guaranteed Notes, 6.250% due 4/15/29(a)	91,633
			John Deere Capital Corp., Senior Unsecured Notes:
50,000		A	4.750% due 6/8/26	50,226
50,000		A	1.050% due 6/17/26	48,347
100,000		A	1.700% due 1/11/27	96,068
100,000		A	1.750% due 3/9/27	95,733
200,000	EUR	B+	Nova Alexandre III SAS, Senior Secured Notes, 7.529% (3-Month EURIBOR + 5.250%) due 7/15/29(a)(d)	231,212
			Otis Worldwide Corp., Senior Unsecured Notes:
29,000		BBB	5.250% due 8/16/28	29,724
210,000		BBB	2.565% due 2/15/30	191,462

			Total Machinery - Diversified	1,370,790

Media - 1.0%
			CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
590,000		BB-	4.500% due 8/15/30(a)	553,534
150,000		BB-	4.750% due 2/1/32(a)	138,927
740,000		BB-	4.500% due 5/1/32	674,092
370,000		BB-	4.500% due 6/1/33(a)	329,307
1,320,000		BB-	4.250% due 1/15/34(a)	1,140,343
			Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
100,000		BBB-	6.150% due 11/10/26	101,781
200,000		BBB-	4.200% due 3/15/28	197,439
1,425,000		BBB-	6.100% due 6/1/29	1,482,643
130,000		BBB-	6.550% due 6/1/34	135,806
50,000		BBB-	6.384% due 10/23/35	51,340
50,000		BBB-	3.500% due 3/1/42	34,549
92,000		BBB-	5.750% due 4/1/48	80,770
315,000		BBB-	4.800% due 3/1/50	243,807
257,000		BBB-	3.700% due 4/1/51	165,234
451,000		BBB-	3.900% due 6/1/52	297,958
415,000		BBB-	5.250% due 4/1/53	341,682
718,000		BBB-	3.850% due 4/1/61	441,864
101,000		BBB-	3.950% due 6/30/62	62,539
			Comcast Corp., Company Guaranteed Notes:
100,000		A-	2.350% due 1/15/27	96,883
45,000		A-	1.950% due 1/15/31	38,914
188,000		A-	1.500% due 2/15/31	158,346
182,000		A-	4.800% due 5/15/33	178,687
25,000		A-	3.200% due 7/15/36	20,482
365,000		A-	3.900% due 3/1/38	308,589
20,000		A-	3.250% due 11/1/39	15,267
27,000		A-	4.750% due 3/1/44	23,403
153,000		A-	3.969% due 11/1/47	114,685
20,000		A-	4.000% due 3/1/48	14,999
43,000		A-	3.999% due 11/1/49	31,803
60,000		A-	3.450% due 2/1/50	40,267
570,000		A-	2.800% due 1/15/51	333,817
149,000		A-	2.887% due 11/1/51	88,440
1,051,000		A-	4.049% due 11/1/52	773,794
330,000		A-	6.050% due 5/15/55	329,181
389,000		A-	2.937% due 11/1/56	222,055

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Media - 1.0% - (continued)
$ 79,000	A-	2.650% due 8/15/62	$40,181
400,000	A-	2.987% due 11/1/63	219,779
110,000	BB-	Directv Financing LLC/Directv Financing Co.-Obligor Inc., Senior Secured Notes, 5.875% due 8/15/27(a)	108,310
100,000	CCC+	DISH DBS Corp., Senior Secured Notes, 5.250% due 12/1/26(a)	92,318
205,000	B	DISH Network Corp., Senior Secured Notes, 11.750% due 11/15/27(a)	211,631
421,000	Baa3(b)	FactSet Research Systems Inc., Senior Unsecured Notes, 3.450% due 3/1/32	379,171
105,000	B	Gray Media Inc., Senior Secured Notes, 10.500% due 7/15/29(a)	111,764
		iHeartCommunications Inc., Senior Secured Notes:
65,000	CCC+	9.125% due 5/1/29(a)	54,030
70,000	CCC+	7.750% due 8/15/30(a)	54,171
		News Corp.:
185,000	BBB-	Company Guaranteed Notes, 5.125% due 2/15/32(a)	177,987
1,647,000	BBB-	Senior Unsecured Notes, 3.875% due 5/15/29(a)	1,563,106
220,000	BB+	Nexstar Media Inc., Company Guaranteed Notes, 5.625% due 7/15/27(a)	219,210
		Paramount Global, Senior Unsecured Notes:
42,000	BB+	5.850% due 9/1/43	35,966
43,000	BB+	5.250% due 4/1/44	33,021
34,000	BB+	4.900% due 8/15/44	25,358
50,000	BB+	4.600% due 1/15/45	36,633
48,000	BB+	4.950% due 5/19/50	36,179
60,000	B3(b)	Sinclair Television Group Inc., Senior Secured Notes, 4.375% due 12/31/32(a)	43,477
		Sirius XM Radio LLC, Company Guaranteed Notes:
427,000	BB+	4.000% due 7/15/28(a)	405,458
290,000	BB+	4.125% due 7/1/30(a)	263,683
		TEGNA Inc., Company Guaranteed Notes:
135,000	BB+	4.625% due 3/15/28	130,664
140,000	BB+	5.000% due 9/15/29	133,442
50,000	BBB-	Time Warner Cable Enterprises LLC, Senior Secured Notes, 8.375% due 7/15/33	57,457
		Time Warner Cable LLC, Senior Secured Notes:
25,000	BBB-	6.550% due 5/1/37	25,124
25,000	BBB-	7.300% due 7/1/38	26,628
25,000	BBB-	6.750% due 6/15/39	25,253
1,407,000	BBB-	5.500% due 9/1/41	1,236,556
90,000	B+	Univision Communications Inc., Senior Secured Notes, 7.375% due 6/30/30(a)	84,200
115,000	B+	Virgin Media Secured Finance PLC, Senior Secured Notes, 4.500% due 8/15/30(a)	106,283
		Walt Disney Co. (The), Company Guaranteed Notes:
200,000	A	3.700% due 3/23/27	199,170
100,000	A	2.200% due 1/13/28	95,512
100,000	A	2.650% due 1/13/31	91,032
100,000	A	6.200% due 12/15/34	110,009
25,000	A	6.400% due 12/15/35	27,711
30,000	A	6.650% due 11/15/37	33,738
50,000	A	3.500% due 5/13/40	40,094
50,000	A	2.750% due 9/1/49	30,683
100,000	A	3.600% due 1/13/51	71,784

		Total Media	15,900,000

Mining - 0.2%
		Barrick North America Finance LLC, Company Guaranteed Notes:
25,000	BBB+	5.700% due 5/30/41	24,382
25,000	BBB+	5.750% due 5/1/43	24,505
		BHP Billsiton Finance USA Ltd., Company Guaranteed Notes:
25,000	A-	5.250% due 9/8/30	25,680
50,000	A-	5.250% due 9/8/33	50,404

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Mining - 0.2% - (continued)
$ 25,000	A-	4.125% due 2/24/42	$20,855
25,000	A-	5.000% due 9/30/43	23,031
25,000	A-	5.500% due 9/8/53	23,981
		Freeport-McMoRan Inc., Company Guaranteed Notes:
25,000	BBB-	4.125% due 3/1/28	24,581
290,000	BBB-	4.625% due 8/1/30	284,805
25,000	BBB-	5.450% due 3/15/43	23,101
		Glencore Funding LLC, Company Guaranteed Notes:
890,000	BBB+	5.634% due 4/4/34(a)	894,705
610,000	BBB+	3.375% due 9/23/51(a)	389,838
120,000	BB-	Kaiser Aluminum Corp., Company Guaranteed Notes, 4.625% due 3/1/28(a)	116,634
25,000	BBB-	Kinross Gold Corp., Senior Unsecured Notes, 6.250% due 7/15/33	26,338
		Newmont Corp., Company Guaranteed Notes:
61,000	BBB+	2.600% due 7/15/32	53,225
133,000	BBB+	5.875% due 4/1/35	139,619
90,000	BB	Novelis Corp., Company Guaranteed Notes, 3.250% due 11/15/26(a)	88,346
25,000	A	Rio Tinto Finance USA Ltd., Company Guaranteed Notes, 2.750% due 11/2/51	14,668
		Rio Tinto Finance USA PLC, Company Guaranteed Notes:
50,000	A	5.000% due 3/9/33	49,945
25,000	A	4.750% due 3/22/42	22,234
25,000	A	4.125% due 8/21/42	20,555
25,000	A	5.125% due 3/9/53	22,326
1,370,000	A	5.750% due 3/14/55	1,330,864
		Southern Copper Corp., Senior Unsecured Notes:
25,000	BBB+	6.750% due 4/16/40	26,511
25,000	BBB+	5.250% due 11/8/42	22,585
25,000	BBB-	Yamana Gold Inc., Company Guaranteed Notes, 2.630% due 8/15/31	21,802

		Total Mining	3,765,520

Miscellaneous Manufacturers - 0.0%@
		3M Co., Senior Unsecured Notes:
50,000	BBB+	2.250% due 9/19/26	48,630
25,000	BBB+	4.000% due 9/14/48	19,233
50,000	BBB+	3.250% due 8/26/49	33,122
25,000	BBB+	3.700% due 4/15/50	17,743
		Eaton Corp., Company Guaranteed Notes:
115,000	A-	4.150% due 11/2/42	96,029
25,000	A-	4.700% due 8/23/52	21,605
105,000	BB+	Hillenbrand Inc., Company Guaranteed Notes, 3.750% due 3/1/31	92,146
25,000	BBB+	Parker-Hannifin Corp., Senior Unsecured Notes, 4.000% due 6/14/49	19,115
218,000	BBB	Textron Inc., Senior Unsecured Notes, 3.900% due 9/17/29	209,696
120,000	BB+	Trinity Industries Inc., Company Guaranteed Notes, 7.750% due 7/15/28(a)	124,770

		Total Miscellaneous Manufacturers	682,089

Multi-National - 0.4%
200,000	AAA	African Development Bank, Senior Unsecured Notes, 4.625% due 1/4/27	201,809
1,145,000	Baa1(b)	African Export-Import Bank (The), Senior Unsecured Notes, 3.798% due 5/17/31(a)	1,006,869
		Asian Development Bank, Senior Unsecured Notes:
200,000	AAA	4.125% due 1/12/27	200,352
200,000	AAA	2.500% due 11/2/27	193,541
100,000	AAA	4.375% due 1/14/28	101,152
200,000	AAA	3.750% due 4/25/28	199,122
200,000	AAA	3.625% due 8/28/29	197,265
200,000	AAA	3.875% due 9/28/32	195,168
200,000	AAA	Asian Infrastructure Investment Bank (The), Senior Unsecured Notes, 4.500% due 1/16/30	203,952

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7%- (continued)
Multi-National - 0.4% - (continued)
			Banque Ouest Africaine de Developpement, Senior Unsecured Notes:
$ 1,100,000		Baa1(b)	4.700% due 10/22/31(a)	$994,710
1,000,000	EUR	Baa1(b)	(Cost - $882,467, acquired 5/30/24), 2.750% due 1/22/33(c)	956,209
			European Investment Bank, Senior Unsecured Notes:
200,000		AAA	4.375% due 3/19/27	201,391
400,000		AAA	3.750% due 11/15/29	396,281
200,000		AAA	4.500% due 3/14/30	204,434
300,000		AAA	4.125% due 2/13/34	294,436
200,000		AAA	4.625% due 2/12/35	203,062
			Inter-American Development Bank, Senior Unsecured Notes:
200,000		AAA	1.500% due 1/13/27	192,160
200,000		AAA	4.375% due 2/1/27	201,102
500,000		AAA	4.375% due 7/17/34	498,056

			Total Multi-National	6,641,071

Office/Business Equipment - 0.0%@
25,000		BBB-	CDW LLC/CDW Finance Corp., Company Guaranteed Notes, 3.250% due 2/15/29	23,501

Oil & Gas - 2.1%
			Aker BP ASA, Senior Unsecured Notes:
600,000	EUR	BBB	(Cost - $597,224, acquired 3/7/24), 1.125% due 5/12/29(c)	632,430
1,340,000		BBB	5.125% due 10/1/34(a)	1,254,813
215,000		BBB-	Antero Resources Corp., Company Guaranteed Notes, 7.625% due 2/1/29(a)	220,218
			APA Corp., Senior Unsecured Notes:
159,000		BBB-	4.250% due 1/15/30(a)	148,842
720,000		BBB-	5.350% due 7/1/49(a)	551,176
150,000		BB-	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Senior Unsecured Notes, 8.250% due 12/31/28(a)	152,374
175,000		BB-	Baytex Energy Corp., Company Guaranteed Notes, 8.500% due 4/30/30(a)	169,734
266,524		BB-	Borr IHC Ltd./Borr Finance LLC, Senior Secured Notes, 10.000% due 11/15/28(a)	231,010
			BP Capital Markets America Inc., Company Guaranteed Notes:
70,000		A-	3.410% due 2/11/26	69,531
250,000		A-	3.017% due 1/16/27	245,023
110,000		A-	3.633% due 4/6/30	105,604
50,000		A-	4.812% due 2/13/33	49,064
93,000		A-	4.989% due 4/10/34	91,656
1,920,000		A-	5.227% due 11/17/34	1,908,804
50,000		A-	2.772% due 11/10/50	29,635
100,000		A-	2.939% due 6/4/51	60,881
50,000		A-	3.001% due 3/17/52	30,502
50,000		A-	3.379% due 2/8/61	31,138
			BP Capital Markets PLC, Company Guaranteed Notes:
1,000,000		BBB	4.875% (5-Year CMT Index + 4.398%)(d)(e)	962,859
1,000,000		BBB	6.450% (5-Year CMT Index + 2.153%)(d)(e)	1,008,566
50,000		BBB-	Canadian Natural Resources Ltd., Senior Unsecured Notes, 4.950% due 6/1/47	40,698
			Chevron USA Inc., Company Guaranteed Notes:
10,000		AA-	3.850% due 1/15/28	9,944
25,000		AA-	2.343% due 8/12/50	13,823
65,000		BB	Chord Energy Corp., Company Guaranteed Notes, 6.750% due 3/15/33(a)	64,610
			Civitas Resources Inc., Company Guaranteed Notes:
250,000		BB-	8.375% due 7/1/28(a)	252,129
250,000		BB-	8.750% due 7/1/31(a)	245,069
25,000		A+	CNOOC Petroleum North America ULC, Company Guaranteed Notes, 6.400% due 5/15/37	28,684
200,000		B	Comstock Resources Inc., Company Guaranteed Notes, 6.750% due 3/1/29(a)	197,285

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Oil & Gas - 2.1% - (continued)
		ConocoPhillips Co., Company Guaranteed Notes:
$ 25,000	A-	5.050% due 9/15/33	$24,969
25,000	A-	6.500% due 2/1/39	27,209
25,000	A-	3.800% due 3/15/52	17,509
50,000	A-	5.300% due 5/15/53	44,570
25,000	A-	5.550% due 3/15/54	23,176
1,570,000	A-	5.500% due 1/15/55	1,445,352
50,000	A-	4.025% due 3/15/62	34,658
25,000	A-	5.700% due 9/15/63	23,009
340,000	A-	5.650% due 1/15/65	313,316
		Continental Resources Inc., Company Guaranteed Notes:
180,000	BBB-	2.268% due 11/15/26(a)	172,754
580,000	BBB-	4.375% due 1/15/28	567,267
80,000	BBB-	5.750% due 1/15/31(a)	79,628
		Coterra Energy Inc., Senior Unsecured Notes:
950,000	BBB	3.900% due 5/15/27	935,749
150,000	BBB	4.375% due 3/15/29	147,636
590,000	BBB	5.400% due 2/15/35	571,691
445,000	BBB	5.900% due 2/15/55	400,660
250,000	BB-	Crescent Energy Finance LLC, Company Guaranteed Notes, 9.250% due 2/15/28(a)	258,446
		Devon Energy Corp., Senior Unsecured Notes:
32,000	BBB	5.250% due 10/15/27	32,014
142,000	BBB	5.875% due 6/15/28	141,999
129,000	BBB	4.500% due 1/15/30	125,662
25,000	BBB	5.200% due 9/15/34	23,660
485,000	BBB	5.600% due 7/15/41	435,101
10,000	BBB	4.750% due 5/15/42	8,050
640,000	BBB	5.000% due 6/15/45	515,496
95,000	BB+	Diamond Foreign Asset Co./Diamond Finance LLC, Secured Notes, 8.500% due 10/1/30(a)	95,198
		Diamondback Energy Inc., Company Guaranteed Notes:
114,000	BBB	3.250% due 12/1/26	111,786
794,000	BBB	3.500% due 12/1/29	750,700
200,000	BBB	3.125% due 3/24/31	180,544
330,000	BBB	4.400% due 3/24/51	246,533
2,000,000	NR	Diversified Gas & Oil Corp., Senior Secured Notes, 9.750% due 4/9/29(a)	1,939,266
115,000	B-	Encino Acquisition Partners Holdings LLC, Company Guaranteed Notes, 8.500% due 5/1/28(a)	117,874
		Eni SpA, Senior Unsecured Notes:
380,000	A-	5.750% due 5/19/35(a)	379,746
1,290,000	A-	5.950% due 5/15/54(a)	1,205,841
190,000	A-	EOG Resources Inc., Senior Unsecured Notes, 4.375% due 4/15/30	187,934
		EQT Corp., Senior Unsecured Notes:
236,000	BBB-	3.900% due 10/1/27	232,069
52,000	BBB-	5.700% due 4/1/28	53,100
201,000	BBB-	5.000% due 1/15/29	201,043
200,000	BBB-	3.625% due 5/15/31(a)	182,198
128,000	BBB-	5.750% due 2/1/34	128,638
		Equinor ASA, Company Guaranteed Notes:
50,000	AA-	3.625% due 9/10/28	49,101
50,000	AA-	3.250% due 11/18/49	33,424
25,000	AA-	3.700% due 4/6/50	18,120
		Expand Energy Corp., Company Guaranteed Notes:
10,000	BBB-	5.375% due 2/1/29	9,974
105,000	BBB-	6.750% due 4/15/29(a)	106,339
2,025,000	BBB-	5.375% due 3/15/30	2,016,111
295,000	BBB-	4.750% due 2/1/32	278,379

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Oil & Gas - 2.1% - (continued)
		Exxon Mobil Corp., Senior Unsecured Notes:
$ 180,000	AA-	3.482% due 3/19/30	$173,811
460,000	AA-	4.227% due 3/19/40	402,477
75,000	AA-	4.114% due 3/1/46	59,901
185,000	AA-	4.327% due 3/19/50	149,621
200,000	AA-	3.452% due 4/15/51	137,359
125,000	BB-	Gulfport Energy Operating Corp., Company Guaranteed Notes, 6.750% due 9/1/29(a)	126,863
75,000	BBB-	Hess Corp., Senior Unsecured Notes, 5.800% due 4/1/47	72,303
210,000	BB+	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes, 5.750% due 2/1/29(a)	200,783
		Marathon Petroleum Corp., Senior Unsecured Notes:
25,000	BBB	5.150% due 3/1/30	25,237
25,000	BBB	6.500% due 3/1/41	25,350
235,000	BB-	Matador Resources Co., Company Guaranteed Notes, 6.500% due 4/15/32(a)	230,298
50,000	BB-	MEG Energy Corp., Company Guaranteed Notes, 5.875% due 2/1/29(a)	49,783
65,000	B-	Nabors Industries Inc., Company Guaranteed Notes, 7.375% due 5/15/27(a)	62,528
60,000	BB-	Noble Finance II LLC, Company Guaranteed Notes, 8.000% due 4/15/30(a)	59,896
		Occidental Petroleum Corp., Senior Unsecured Notes:
280,000	BB+	6.125% due 1/1/31	285,142
50,000	BB+	5.550% due 10/1/34	47,262
50,000	BB+	6.450% due 9/15/36	49,050
25,000	BB+	6.200% due 3/15/40	23,338
50,000	BB+	6.600% due 3/15/46	47,370
400,000	BB+	6.050% due 10/1/54	347,930
177,000	BBB-	Ovintiv Inc., Company Guaranteed Notes, 6.250% due 7/15/33	177,009
		Permian Resources Operating LLC, Company Guaranteed Notes:
175,000	BB+	5.875% due 7/1/29(a)	172,919
140,000	BB+	6.250% due 2/1/33(a)	138,233
		Petroleos Mexicanos, Company Guaranteed Notes:
100,000	BBB	5.350% due 2/12/28	94,038
300,000	BBB	6.840% due 1/23/30	280,510
100,000	BBB	6.700% due 2/16/32	89,317
100,000	BBB	7.690% due 1/23/50	73,686
50,000	BBB+	Phillips 66 Co., Company Guaranteed Notes, 5.500% due 3/15/55	44,027
		Pioneer Natural Resources Co., Senior Unsecured Notes:
30,000	AA-	1.125% due 1/15/26	29,376
50,000	AA-	1.900% due 8/15/30	43,750
330,000	AA-	2.150% due 1/15/31	288,863
		Saudi Arabian Oil Co., Senior Unsecured Notes:
655,000	Aa3(b)	5.375% due 6/2/35(a)	654,336
730,000	Aa3(b)	6.375% due 6/2/55(a)	716,217
		Shell Finance US Inc., Company Guaranteed Notes:
25,000	A+	4.125% due 5/11/35	23,177
90,000	A+	4.550% due 8/12/43	77,249
140,000	A+	4.375% due 5/11/45	115,586
340,000	A+	4.000% due 5/10/46	263,911
480,000	A+	3.250% due 4/6/50	317,643
		Shell International Finance BV, Company Guaranteed Notes:
220,000	A+	3.875% due 11/13/28	218,045
50,000	A+	3.000% due 11/26/51	31,232
215,000	BB-	SM Energy Co., Senior Unsecured Notes, 6.625% due 1/15/27	215,344
110,000	BB+	Sunoco LP, Company Guaranteed Notes, 7.250% due 5/1/32(a)	114,444
185,000	BB+	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes, 6.000% due 4/15/27	185,014
50,000	A+	TotalEnergies Capital International SA, Company Guaranteed Notes, 3.127% due 5/29/50	32,010

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Oil & Gas - 2.1% - (continued)
			TotalEnergies Capital SA, Company Guaranteed Notes:
$ 50,000		A+	5.150% due 4/5/34	$50,317
100,000		A+	4.724% due 9/10/34	97,619
1,420,000		A+	5.425% due 9/10/64	1,288,430
44,000		B	Transocean Inc., Senior Secured Notes, 8.750% due 2/15/30(a)	44,663
25,000		BBB	Valero Energy Corp., Senior Unsecured Notes, 6.625% due 6/15/37	26,196
380,000		Baa3(b)	Var Energi ASA, Senior Unsecured Notes, 6.500% due 5/22/35(a)	383,625
115,000		B	Vital Energy Inc., Company Guaranteed Notes, 7.875% due 4/15/32(a)	93,311
700,000	EUR	Ba1(b)	Wintershall Dea Finance 2 BV, Company Guaranteed Notes, (Cost - $689,988, acquired 12/10/24), 3.000% (3.319% - 5-Year EUR Swap Rate)(c)(e)(j)	737,742

			Total Oil & Gas	33,393,742

Oil & Gas Services - 0.1%
85,000		BB-	Archrock Partners LP/Archrock Partners Finance Corp., Company Guaranteed Notes, 6.250% due 4/1/28(a)	84,913
			Halliburton Co., Senior Unsecured Notes:
20,000		BBB+	4.850% due 11/15/35	18,800
100,000		BBB+	5.000% due 11/15/45	85,686
100,000		BB-	Kodiak Gas Services LLC, Company Guaranteed Notes, 7.250% due 2/15/29(a)	102,548
400,000	EUR	B1(b)	OEG Finance PLC, Senior Secured Notes, (Cost - $437,741, acquired 12/11/24), 7.250% due 9/27/29(c)	465,922
			Schlumberger Holdings Corp.:
910,000		A	Company Guaranteed Notes, 4.850% due 5/15/33(a)	879,295
171,000		A	Senior Unsecured Notes, 3.900% due 5/17/28(a)	168,199

			Total Oil & Gas Services	1,805,363

Packaging & Containers - 0.1%
			Amcor Flexibles North America Inc. North America Inc., Company Guaranteed Notes:
570,000		BBB	5.100% due 3/17/30(a)	573,559
94,000		BBB	2.690% due 5/25/31	82,884
95,000		BB+	Ball Corp., Company Guaranteed Notes, 6.000% due 6/15/29	96,981
25,000		BBB	Berry Global Inc., Senior Secured Notes, 5.650% due 1/15/34	25,153
170,000		BB	Graphic Packaging International LLC, Company Guaranteed Notes, 6.375% due 7/15/32(a)	170,420
160,000		B	Mauser Packaging Solutions Holding Co., Senior Secured Notes, 7.875% due 4/15/27(a)	161,713
430,000	EUR	BB-	OI European Group BV, Senior Unsecured Notes, (Cost - $495,178, acquired 9/6/24), 6.250% due 5/15/28(c)	505,500
85,000		B+	Owens-Brockway Glass Container Inc., Company Guaranteed Notes, 6.625% due 5/13/27(a)	85,101
			Packaging Corp. of America, Senior Unsecured Notes:
25,000		BBB	5.700% due 12/1/33	25,581
25,000		BBB	3.050% due 10/1/51	15,161
135,000		BB+	Sealed Air Corp., Company Guaranteed Notes, 4.000% due 12/1/27(a)	131,042
239,000		BBB-	Sonoco Products Co., Senior Unsecured Notes, 3.125% due 5/1/30	219,441
100,000		BB-	TriMas Corp., Company Guaranteed Notes, 4.125% due 4/15/29(a)	94,208
			WRKCo Inc., Company Guaranteed Notes:
50,000		BBB	3.900% due 6/1/28	48,950
25,000		BBB	4.900% due 3/15/29	25,134

			Total Packaging & Containers	2,260,828

Pharmaceuticals - 0.9%
255,000		B	1261229 BC Ltd., Senior Secured Notes, 10.000% due 4/15/32(a)	252,691
			AbbVie Inc., Senior Unsecured Notes:
450,000		A-	2.950% due 11/21/26	441,166
100,000		A-	4.800% due 3/15/27	100,958
400,000		A-	4.800% due 3/15/29	405,998
1,430,000		A-	3.200% due 11/21/29	1,356,042
180,000		A-	4.950% due 3/15/31	182,849
240,000		A-	5.050% due 3/15/34	240,352
200,000		A-	4.550% due 3/15/35	190,657
200,000		A-	4.500% due 5/14/35	189,885
10,000		A-	4.875% due 11/14/48	8,844

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Pharmaceuticals - 0.9% - (continued)
$ 355,000	A-	4.250% due 11/21/49	$284,304
75,000	A-	5.400% due 3/15/54	70,997
500,000	A-	5.600% due 3/15/55	486,668
45,000	B+	AdaptHealth LLC, Company Guaranteed Notes, 4.625% due 8/1/29(a)	41,595
50,000	A+	Astrazeneca Finance LLC, Company Guaranteed Notes, 5.000% due 2/26/34	50,241
		AstraZeneca PLC, Senior Unsecured Notes:
25,000	A+	4.000% due 9/18/42	20,749
25,000	A+	4.375% due 11/16/45	21,233
25,000	A+	4.375% due 8/17/48	20,925
25,000	A+	2.125% due 8/6/50	13,389
25,000	A+	3.000% due 5/28/51	16,167
		Becton Dickinson & Co., Senior Unsecured Notes:
243,000	BBB	4.693% due 2/13/28	243,979
27,000	BBB	4.685% due 12/15/44	22,778
25,000	BBB	4.669% due 6/6/47	20,781
25,000	BBB	3.794% due 5/20/50	17,915
		Bristol-Myers Squibb Co., Senior Unsecured Notes:
100,000	A	4.900% due 2/22/27	101,168
41,000	A	3.400% due 7/26/29	39,461
273,000	A	5.100% due 2/22/31	279,337
770,000	A	5.200% due 2/22/34	774,749
98,000	A	4.125% due 6/15/39	84,888
50,000	A	3.550% due 3/15/42	38,484
50,000	A	4.350% due 11/15/47	40,606
50,000	A	4.550% due 2/20/48	41,790
50,000	A	4.250% due 10/26/49	39,369
50,000	A	2.550% due 11/13/50	28,172
50,000	A	3.700% due 3/15/52	35,358
939,000	A	5.550% due 2/22/54	891,145
50,000	A	3.900% due 3/15/62	34,705
90,000	A	5.650% due 2/22/64	85,122
		CVS Health Corp., Senior Unsecured Notes:
200,000	BBB	2.875% due 6/1/26	196,440
150,000	BBB	4.300% due 3/25/28	148,275
200,000	BBB	5.000% due 1/30/29	201,283
494,000	BBB	2.125% due 9/15/31	413,338
100,000	BBB	4.780% due 3/25/38	88,693
100,000	BBB	5.125% due 7/20/45	85,616
200,000	BBB	5.050% due 3/25/48	166,419
		Eli Lilly & Co., Senior Unsecured Notes:
100,000	A+	4.500% due 2/9/27	100,597
595,000	A+	4.700% due 2/9/34	584,763
200,000	A+	4.600% due 8/14/34	194,819
25,000	A+	3.950% due 3/15/49	19,499
25,000	A+	4.875% due 2/27/53	22,181
110,000	A+	5.000% due 2/9/54	99,642
25,000	A+	4.150% due 3/15/59	19,303
25,000	A+	4.950% due 2/27/63	21,972
475,000	A+	5.100% due 2/9/64	426,255
50,000	A	GlaxoSmithKline Capital Inc., Company Guaranteed Notes, 6.375% due 5/15/38	54,379
		Johnson & Johnson, Senior Unsecured Notes:
50,000	AAA	4.950% due 6/1/34	51,036
50,000	AAA	3.625% due 3/3/37	43,787

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Pharmaceuticals - 0.9% - (continued)
$ 50,000	AAA	3.700% due 3/1/46	$39,441
25,000	AAA	2.450% due 9/1/60	13,343
		Merck & Co., Inc., Senior Unsecured Notes:
25,000	A+	3.900% due 3/7/39	21,450
25,000	A+	3.600% due 9/15/42	19,335
50,000	A+	4.150% due 5/18/43	41,712
50,000	A+	3.700% due 2/10/45	38,457
50,000	A+	4.000% due 3/7/49	38,770
50,000	A+	2.450% due 6/24/50	28,393
390,000	A+	2.750% due 12/10/51	233,435
100,000	AA-	Novartis Capital Corp., Company Guaranteed Notes, 3.800% due 9/18/29	98,339
255,000	BB	Organon & Co./Organon Foreign Debt Co.-Issuer BV, Senior Secured Notes, 4.125% due 4/30/28(a)	239,625
		Pfizer Inc., Senior Unsecured Notes:
160,000	A	2.625% due 4/1/30	147,310
140,000	A	1.700% due 5/28/30	122,665
25,000	A	4.000% due 12/15/36	22,546
25,000	A	3.900% due 3/15/39	21,197
		Pfizer Investment Enterprises Pte Ltd., Company Guaranteed Notes:
200,000	A	4.750% due 5/19/33	196,613
1,095,000	A	5.300% due 5/19/53	1,001,596
158,000	A	5.340% due 5/19/63	142,155
256,000	BBB+	Takeda Pharmaceutical Co., Ltd., Senior Unsecured Notes, 2.050% due 3/31/30	226,717
175,000	BB	Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes, 8.125% due 9/15/31	194,891
		Utah Acquisition Sub Inc., Company Guaranteed Notes:
100,000	BB+	3.950% due 6/15/26	98,704
25,000	BB+	5.250% due 6/15/46	19,316
		Viatris Inc., Company Guaranteed Notes:
705,000	BB+	3.850% due 6/22/40	500,824
1,075,000	BB+	4.000% due 6/22/50	687,791
50,000	A	Wyeth LLC, Company Guaranteed Notes, 5.950% due 4/1/37	52,331
		Zoetis Inc., Senior Unsecured Notes:
25,000	BBB+	4.700% due 2/1/43	22,227
25,000	BBB+	3.950% due 9/12/47	19,319

		Total Pharmaceuticals	14,442,316

Pipelines - 1.3%
215,000	BB+	Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes, 5.750% due 1/15/28(a)	214,631
140,000	B+	Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Unsecured Notes, 7.250% due 7/15/32(a)	145,253
		Buckeye Partners LP, Senior Unsecured Notes:
130,000	BB-	4.125% due 12/1/27	126,573
125,000	BB-	6.875% due 7/1/29(a)	128,580
		Cheniere Corpus Christi Holdings LLC, Senior Secured Notes:
72,000	BBB	5.125% due 6/30/27	72,556
199,000	BBB	3.700% due 11/15/29	190,553
		Cheniere Energy Partners LP, Company Guaranteed Notes:
72,000	BBB-	4.500% due 10/1/29	70,482
143,000	BBB-	4.000% due 3/1/31	133,893
486,000	BBB-	3.250% due 1/31/32	426,285
105,000	BBB-	5.950% due 6/30/33	107,336
600,000	Baa1(b)	Columbia Pipelines Operating Co. LLC, Senior Unsecured Notes, 6.036% due 11/15/33(a)	617,235
		DT Midstream Inc., Company Guaranteed Notes:
180,000	BB+	4.125% due 6/15/29(a)	171,499
55,000	BB+	4.375% due 6/15/31(a)	51,402
50,000	A-	Eastern Energy Gas Holdings LLC, Senior Unsecured Notes, 6.200% due 1/15/55	50,026

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Pipelines - 1.3% - (continued)
		Enbridge Inc.:
		Company Guaranteed Notes:
$ 100,000	BBB+	5.900% due 11/15/26	$101,690
50,000	BBB+	2.500% due 8/1/33	40,676
25,000	BBB+	5.625% due 4/5/34	25,206
50,000	BBB+	3.400% due 8/1/51	31,857
50,000	BBB+	6.700% due 11/15/53	52,394
955,000	BBB+	5.950% due 4/5/54	913,720
725,000	BBB-	Subordinated Notes, 5.750% (5-Year CMT Index + 5.314%) due 7/15/80(d)	701,382
		Energy Transfer LP:
240,000	BBB	Company Guaranteed Notes, 5.250% due 4/15/29	243,584
		Junior Subordinated Notes:
223,000	BB+	6.500% (5-Year CMT Index + 5.694%)(d)(e)	222,996
405,000	BB+	8.000% (5-Year CMT Index + 4.020%) due 5/15/54(d)	424,897
		Senior Unsecured Notes:
49,000	BBB	5.500% due 6/1/27	49,664
76,000	BBB	5.550% due 2/15/28	77,834
30,000	BBB	4.950% due 6/15/28	30,193
800,000	BBB	3.750% due 5/15/30	756,722
280,000	BBB	5.550% due 5/15/34	277,727
25,000	BBB	5.800% due 6/15/38	24,449
340,000	BBB	5.300% due 4/1/44	294,653
18,000	BBB	5.300% due 4/15/47	15,290
750,000	BBB	6.250% due 4/15/49	714,788
147,000	BBB	5.000% due 5/15/50	118,839
		Enterprise Products Operating LLC, Company Guaranteed Notes:
100,000	A-	4.600% due 1/11/27	100,495
100,000	A-	3.950% due 2/15/27	99,415
660,000	A-	4.150% due 10/16/28	654,971
50,000	A-	4.850% due 1/31/34	49,012
150,000	A-	6.650% due 10/15/34	162,971
50,000	A-	4.950% due 2/15/35	48,795
250,000	A-	4.850% due 3/15/44	219,630
25,000	A-	5.100% due 2/15/45	22,541
25,000	A-	4.250% due 2/15/48	19,594
50,000	A-	4.800% due 2/1/49	42,181
50,000	A-	4.200% due 1/31/50	38,198
130,000	A-	3.700% due 1/31/51	90,822
25,000	A-	3.200% due 2/15/52	15,799
50,000	A-	3.300% due 2/15/53	31,895
670,000	A-	5.550% due 2/16/55	624,598
180,000	A-	3.950% due 1/31/60	125,840
60,000	BBB	5.375% (3-Month Term SOFR + 2.832%) due 2/15/78(d)	58,342
105,000	B	Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes, 7.750% due 2/1/28	105,955
90,000	BB-	Harvest Midstream I LP, Senior Unsecured Notes, 7.500% due 5/15/32(a)	92,521
		Hess Midstream Operations LP, Company Guaranteed Notes:
130,000	BB+	5.875% due 3/1/28(a)	131,344
70,000	BB+	5.500% due 10/15/30(a)	69,214
25,000	BBB	Kinder Morgan Energy Partners LP, Company Guaranteed Notes, 6.950% due 1/15/38	26,981
		Kinder Morgan Inc., Company Guaranteed Notes:
110,000	BBB	5.000% due 2/1/29	111,214
170,000	BBB	5.150% due 6/1/30	171,560
50,000	BBB	5.550% due 6/1/45	45,854

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Pipelines - 1.3% - (continued)
$ 25,000	BBB	5.200% due 3/1/48	$21,710
55,000	BBB	3.250% due 8/1/50	34,110
82,000	BBB	3.600% due 2/15/51	54,414
25,000	BBB	5.450% due 8/1/52	22,150
805,000	BB+	Kinetik Holdings LP, Company Guaranteed Notes, 5.875% due 6/15/30(a)	800,603
		MPLX LP, Senior Unsecured Notes:
100,000	BBB	4.125% due 3/1/27	99,251
850,000	BBB	4.800% due 2/15/29	852,634
130,000	BBB	4.500% due 4/15/38	111,909
140,000	BBB	4.700% due 4/15/48	110,036
50,000	BBB	5.500% due 2/15/49	43,869
50,000	BBB	4.950% due 3/14/52	40,302
100,000	B+	NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes, 8.125% due 2/15/29(a)	97,464
375,000	BB	Northriver Midstream Finance LP, Senior Secured Notes, 6.750% due 7/15/32(a)	378,591
74,000	BBB+	Northwest Pipeline LLC, Senior Unsecured Notes, 4.000% due 4/1/27	73,170
85,000	Ba1(b)	NuStar Logistics LP, Company Guaranteed Notes, 6.375% due 10/1/30	86,554
		ONEOK Inc., Company Guaranteed Notes:
200,000	BBB	5.800% due 11/1/30	207,078
165,000	BBB	6.050% due 9/1/33	169,203
25,000	BBB	5.050% due 11/1/34	23,772
25,000	BBB	5.150% due 10/15/43	21,495
100,000	BBB	5.200% due 7/15/48	83,981
25,000	BBB	4.850% due 2/1/49	19,862
50,000	BBB	3.950% due 3/1/50	34,176
25,000	BBB	4.500% due 3/15/50	18,892
105,000	BBB	6.625% due 9/1/53	105,655
25,000	BBB	ONEOK Partners LP, Company Guaranteed Notes, 6.650% due 10/1/36	26,236
150,000	BBB	Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes, 4.500% due 12/15/26	149,780
500,000	B-	Prairie Acquiror LP, Senior Secured Notes, 9.000% due 8/1/29(a)	508,801
180,000	BB	Rockies Express Pipeline LLC, Senior Unsecured Notes, 4.950% due 7/15/29(a)	173,988
		Sabine Pass Liquefaction LLC, Senior Secured Notes:
121,000	BBB+	5.000% due 3/15/27	121,540
40,000	BBB+	4.200% due 3/15/28	39,612
134,000	BBB+	5.900% due 9/15/37	136,726
1,120,000	BBB-	South Bow USA Infrastructure Holdings LLC, Company Guaranteed Notes, 5.026% due 10/1/29(a)	1,110,204
25,000	BBB+	Spectra Energy Partners LP, Company Guaranteed Notes, 4.500% due 3/15/45	19,950
		Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Company Guaranteed Notes:
150,000	B+	6.000% due 3/1/27(a)	149,892
890,000	B+	6.000% due 12/31/30(a)	853,841
		Targa Resources Corp., Company Guaranteed Notes:
72,000	BBB	6.150% due 3/1/29	75,137
130,000	BBB	4.200% due 2/1/33	118,772
50,000	BBB	6.500% due 2/15/53	49,235
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
50,000	BBB	6.500% due 7/15/27	50,095
100,000	BBB	5.000% due 1/15/28	99,861
20,000	BBB	6.875% due 1/15/29	20,386
188,000	BBB	5.500% due 3/1/30	189,450
489,000	BBB	4.875% due 2/1/31	477,079
40,000	BBB	4.000% due 1/15/32	36,558
25,000	BBB+	TransCanada PipeLines Ltd., Senior Unsecured Notes, 5.100% due 3/15/49	21,966
		Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes:
137,000	BBB+	4.000% due 3/15/28	135,467

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Pipelines - 1.3% - (continued)
$ 138,000		BBB+	4.600% due 3/15/48	$113,038
			Venture Global Calcasieu Pass LLC, Senior Secured Notes:
200,000		BB+	3.875% due 8/15/29(a)	185,977
110,000		BB+	3.875% due 11/1/33(a)	94,030
			Venture Global LNG Inc.:
380,000		B-	Junior Subordinated Notes, 9.000% (5-Year CMT Index + 5.440%)(a)(d)(e)	358,773
			Senior Secured Notes:
200,000		BB	8.125% due 6/1/28(a)	204,824
725,000		BB	9.500% due 2/1/29(a)	775,496
330,000		BB	7.000% due 1/15/30(a)	328,788
			Western Midstream Operating LP, Senior Unsecured Notes:
100,000		BBB-	4.650% due 7/1/26	99,718
630,000		BBB-	4.050% due 2/1/30	597,877
115,000		BBB-	5.250% due 2/1/50	93,276
50,000		BBB+	Williams Cos., Inc. (The), Senior Unsecured Notes, 6.000% due 3/15/55	48,514

			Total Pipelines	21,760,375

Private Equity - 0.0%@
			Brookfield Finance Inc., Company Guaranteed Notes:
100,000		A-	4.250% due 6/2/26	99,609
50,000		A-	3.900% due 1/25/28	49,051
25,000		A-	4.850% due 3/29/29	25,027
50,000		A-	5.968% due 3/4/54	48,528
25,000		A-	Brookfield Finance LLC/Brookfield Finance Inc., Company Guaranteed Notes, 3.450% due 4/15/50	16,409

			Total Private Equity	238,624

Real Estate - 0.0%@
490,000	EUR	Ba1(b)	Castellum AB, Junior Subordinated Notes, (Cost - $494,514, acquired 12/4/24), 3.125% (3.454% - 5-Year EUR Swap Rate)(c)(e)(j)	541,745

Real Estate Investment Trusts (REITs) - 0.8%
			Alexandria Real Estate Equities Inc., Company Guaranteed Notes:
25,000		BBB+	3.950% due 1/15/27	24,754
25,000		BBB+	3.950% due 1/15/28	24,628
25,000		BBB+	4.500% due 7/30/29	24,612
25,000		BBB+	1.875% due 2/1/33	19,441
25,000		BBB+	4.750% due 4/15/35	23,235
50,000		BBB+	3.550% due 3/15/52	32,514
25,000		BBB+	5.625% due 5/15/54	22,475
			American Homes 4 Rent LP, Senior Unsecured Notes:
25,000		BBB	4.250% due 2/15/28	24,687
25,000		BBB	3.625% due 4/15/32	22,686
25,000		BBB	5.500% due 2/1/34	24,948
			American Tower Corp., Senior Unsecured Notes:
50,000		BBB	3.650% due 3/15/27	49,211
150,000		BBB	5.800% due 11/15/28	155,716
86,000		BBB	3.800% due 8/15/29	82,978
100,000		BBB	2.100% due 6/15/30	87,857
137,000		BBB	1.875% due 10/15/30	117,580
106,000		BBB	2.700% due 4/15/31	93,786
47,000		BBB	2.300% due 9/15/31	40,229
			AvalonBay Communities Inc., Senior Unsecured Notes:
25,000		A-	3.300% due 6/1/29	23,886
25,000		A-	2.300% due 3/1/30	22,606
25,000		A-	5.000% due 2/15/33	24,856
25,000		A-	5.300% due 12/7/33	25,340

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Real Estate Investment Trusts (REITs) - 0.8% - (continued)
			Boston Properties LP, Senior Unsecured Notes:
$ 25,000		BBB	4.500% due 12/1/28	$24,643
25,000		BBB	3.400% due 6/21/29	23,454
25,000		BBB	3.250% due 1/30/31	22,525
25,000		BBB	2.450% due 10/1/33	19,575
25,000		BBB	6.500% due 1/15/34	26,258
			Brandywine Operating Partnership LP, Company Guaranteed Notes:
720,000		BB+	8.300% due 3/15/28	755,364
80,000		BB+	8.875% due 4/12/29	85,280
25,000		BBB	Brixmor Operating Partnership LP, Senior Unsecured Notes, 5.500% due 2/15/34	24,941
25,000		A-	Camden Property Trust, Senior Unsecured Notes, 4.900% due 1/15/34	24,534
			Crown Castle Inc., Senior Unsecured Notes:
109,000		BBB	5.000% due 1/11/28	109,651
163,000		BBB	3.800% due 2/15/28	159,191
69,000		BBB	3.100% due 11/15/29	64,209
83,000		BBB	2.250% due 1/15/31	71,421
66,000		BBB	2.100% due 4/1/31	55,726
80,000		BBB	2.500% due 7/15/31	68,651
			CubeSmart LP, Company Guaranteed Notes:
25,000		BBB	3.125% due 9/1/26	24,482
25,000		BBB	2.500% due 2/15/32	21,152
300,000	EUR	Baa2(b)	Digital Intrepid Holding BV, Company Guaranteed Notes, (Cost - $244,610, acquired 5/30/23), 0.625% due 7/15/31(c)	287,246
25,000		BBB	Digital Realty Trust LP, Company Guaranteed Notes, 5.550% due 1/15/28	25,594
			EPR Properties, Senior Unsecured Notes:
25,000		BBB-	3.750% due 8/15/29	23,551
305,000		BBB-	3.600% due 11/15/31	272,023
			Equinix Inc., Senior Unsecured Notes:
130,000		BBB	1.550% due 3/15/28	120,416
183,000		BBB	2.000% due 5/15/28	170,769
333,000		BBB	3.200% due 11/18/29	313,496
170,000		BBB	2.500% due 5/15/31	149,254
			ERP Operating LP, Senior Unsecured Notes:
25,000		A-	3.500% due 3/1/28	24,446
25,000		A-	4.150% due 12/1/28	24,805
25,000		A-	3.000% due 7/1/29	23,605
25,000		A-	2.500% due 2/15/30	22,784
25,000		A-	1.850% due 8/1/31	21,233
1,331,000		BBB-	Essential Properties LP, Company Guaranteed Notes, 2.950% due 7/15/31	1,163,817
			Essex Portfolio LP, Company Guaranteed Notes:
25,000		BBB+	3.625% due 5/1/27	24,548
25,000		BBB+	4.000% due 3/1/29	24,387
170,000		BBB+	5.500% due 4/1/34	170,677
106,000		BBB+	Extra Space Storage LP, Company Guaranteed Notes, 5.700% due 4/1/28	108,933
			GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes:
87,000		BBB-	5.300% due 1/15/29	87,202
267,000		BBB-	4.000% due 1/15/30	252,295
65,000		BBB-	4.000% due 1/15/31	60,611
86,000		BBB-	3.250% due 1/15/32	74,457
25,000		BBB+	Healthpeak OP LLC, Company Guaranteed Notes, 2.875% due 1/15/31	22,443
25,000		BBB-	Host Hotels & Resorts LP, Senior Unsecured Notes, 2.900% due 12/15/31	21,411
146,000		BBB	Invitation Homes Operating Partnership LP, Company Guaranteed Notes, 2.300% due 11/15/28	135,445
			Iron Mountain Inc., Company Guaranteed Notes:
450,000		BB-	4.875% due 9/15/27(a)	444,920
80,000		BB-	5.250% due 3/15/28(a)	79,173

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Real Estate Investment Trusts (REITs) - 0.8% - (continued)
		Kilroy Realty LP, Company Guaranteed Notes:
$ 25,000	BBB-	4.250% due 8/15/29	$23,619
25,000	BBB-	2.650% due 11/15/33	19,153
		Kimco Realty OP LLC, Company Guaranteed Notes:
25,000	BBB+	3.800% due 4/1/27	24,695
25,000	BBB+	3.200% due 4/1/32	22,341
25,000	BBB+	4.600% due 2/1/33	24,142
65,000	BB	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Company Guaranteed Notes, 7.000% due 7/15/31(a)	67,438
25,000	A-	Mid-America Apartments LP, Senior Unsecured Notes, 5.000% due 3/15/34	24,898
		NNN REIT Inc., Senior Unsecured Notes:
124,000	BBB+	3.100% due 4/15/50	76,650
238,000	BBB+	3.500% due 4/15/51	159,266
		Omega Healthcare Investors Inc., Company Guaranteed Notes:
25,000	BBB-	4.750% due 1/15/28	25,015
790,000	BBB-	3.625% due 10/1/29	743,828
765,000	BBB-	Piedmont Operating Partnership LP, Company Guaranteed Notes, 2.750% due 4/1/32	614,557
		Prologis LP, Senior Unsecured Notes:
25,000	A	4.875% due 6/15/28	25,352
147,000	A	2.250% due 4/15/30	131,898
25,000	A	4.625% due 1/15/33	24,457
25,000	A	5.125% due 1/15/34	24,896
25,000	A	5.000% due 3/15/34	24,600
140,000	A	2.125% due 10/15/50	72,310
25,000	A	5.250% due 6/15/53	22,861
		Public Storage Operating Co., Company Guaranteed Notes:
25,000	A	1.850% due 5/1/28	23,324
25,000	A	3.385% due 5/1/29	24,100
25,000	A	2.250% due 11/9/31	21,517
25,000	A	5.100% due 8/1/33	25,317
		Realty Income Corp., Senior Unsecured Notes:
57,000	A-	3.100% due 12/15/29	53,340
74,000	A-	3.250% due 1/15/31	68,338
134,000	A-	5.125% due 2/15/34	133,365
90,000	A-	5.375% due 9/1/54	84,144
		Regency Centers LP, Company Guaranteed Notes:
25,000	A-	3.600% due 2/1/27	24,669
25,000	A-	5.250% due 1/15/34	24,982
		RHP Hotel Properties LP/RHP Finance Corp., Company Guaranteed Notes:
240,000	BB	4.750% due 10/15/27	237,239
100,000	BB	6.500% due 4/1/32(a)	101,445
1,020,000	BBB-	Sabra Health Care LP, Company Guaranteed Notes, 5.125% due 8/15/26	1,018,759
155,000	BB+	SBA Communications Corp., Senior Unsecured Notes, 3.125% due 2/1/29	144,300
		Simon Property Group LP, Senior Unsecured Notes:
50,000	A-	3.375% due 6/15/27	49,106
50,000	A-	3.375% due 12/1/27	48,846
50,000	A-	2.450% due 9/13/29	45,968
50,000	A-	2.650% due 7/15/30	45,426
25,000	A-	2.200% due 2/1/31	21,876
25,000	A-	2.250% due 1/15/32	21,286
25,000	A-	2.650% due 2/1/32	21,693
25,000	A-	5.500% due 3/8/33	25,609
25,000	A-	6.250% due 1/15/34	26,644
50,000	A-	3.250% due 9/13/49	32,692

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Real Estate Investment Trusts (REITs) - 0.8% - (continued)
$ 25,000	A-	3.800% due 7/15/50	$17,936
		Starwood Property Trust Inc., Senior Unsecured Notes:
110,000	BB-	7.250% due 4/1/29(a)	114,480
293,000	BB-	6.500% due 7/1/30(a)	297,288
		UDR Inc., Company Guaranteed Notes:
25,000	BBB+	3.000% due 8/15/31	22,413
255,000	BBB+	2.100% due 8/1/32	206,563
170,000	BBB+	5.125% due 9/1/34	165,656
		Ventas Realty LP, Company Guaranteed Notes:
25,000	BBB+	4.000% due 3/1/28	24,601
25,000	BBB+	4.400% due 1/15/29	24,737
25,000	BBB+	3.000% due 1/15/30	23,154
25,000	BBB+	4.875% due 4/15/49	20,931
312,000	BBB-	VICI Properties LP, Senior Unsecured Notes, 4.750% due 2/15/28	312,293
160,000	BBB-	VICI Properties LP/VICI Notes Co., Inc., Company Guaranteed Notes, 4.500% due 1/15/28(a)	158,080
460,000	BBB+	WEA Finance LLC/Westfield UK & Europe Finance PLC, Company Guaranteed Notes, 4.750% due 9/17/44(a)	365,880
		Welltower OP LLC, Company Guaranteed Notes:
25,000	A-	2.700% due 2/15/27	24,361
25,000	A-	2.050% due 1/15/29	22,950
25,000	A-	4.125% due 3/15/29	24,675
25,000	A-	3.100% due 1/15/30	23,477
25,000	A-	2.750% due 1/15/31	22,543
25,000	A-	2.750% due 1/15/32	21,957
		Weyerhaeuser Co., Senior Unsecured Notes:
25,000	BBB	4.000% due 11/15/29	24,348
25,000	BBB	4.000% due 3/9/52	18,268

		Total Real Estate Investment Trusts (REITs)	13,111,175

Retail - 0.4%
100,000	BB	Asbury Automotive Group Inc., Company Guaranteed Notes, 4.625% due 11/15/29(a)	95,151
50,000	BBB	AutoZone Inc., Senior Unsecured Notes, 5.400% due 7/15/34	50,306
295,000	BB+	Bath & Body Works Inc., Company Guaranteed Notes, 7.500% due 6/15/29	303,392
25,000	BBB	Dick’s Sporting Goods Inc., Senior Unsecured Notes, 4.100% due 1/15/52	17,130
25,000	BBB	Dollar General Corp., Senior Unsecured Notes, 4.125% due 4/3/50	18,036
75,000	BB	FirstCash Inc., Company Guaranteed Notes, 6.875% due 3/1/32(a)	76,969
130,000	BB	Gap Inc. (The), Company Guaranteed Notes, 3.625% due 10/1/29(a)	118,866
		Group 1 Automotive Inc., Company Guaranteed Notes:
50,000	BB+	4.000% due 8/15/28(a)	47,957
146,000	BB+	6.375% due 1/15/30(a)	148,935
		Home Depot Inc. (The), Senior Unsecured Notes:
100,000	A	2.950% due 6/15/29	95,035
50,000	A	5.875% due 12/16/36	52,706
70,000	A	3.300% due 4/15/40	54,545
25,000	A	4.200% due 4/1/43	20,789
25,000	A	4.875% due 2/15/44	22,486
25,000	A	4.400% due 3/15/45	20,972
50,000	A	4.250% due 4/1/46	40,800
50,000	A	4.500% due 12/6/48	41,755
50,000	A	3.125% due 12/15/49	32,667
180,000	A	3.350% due 4/15/50	123,019
50,000	A	2.375% due 3/15/51	27,358
50,000	A	2.750% due 9/15/51	29,689
50,000	A	3.625% due 4/15/52	35,365
25,000	A	4.950% due 9/15/52	22,106

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Retail - 0.4% - (continued)
$ 25,000	A	3.500% due 9/15/56	$16,820
405,000	BB-	Kohl’s Corp., Senior Unsecured Notes, 5.125% due 5/1/31	260,606
95,000	BB+	Lithia Motors Inc., Senior Unsecured Notes, 3.875% due 6/1/29(a)	89,538
		Lowe’s Cos., Inc., Senior Unsecured Notes:
405,000	BBB+	3.650% due 4/5/29	392,759
284,000	BBB+	1.700% due 10/15/30	244,349
91,000	BBB+	2.625% due 4/1/31	81,080
50,000	BBB+	4.050% due 5/3/47	37,784
50,000	BBB+	3.000% due 10/15/50	30,350
25,000	BBB+	4.250% due 4/1/52	18,975
50,000	BBB+	5.625% due 4/15/53	46,902
25,000	BBB+	4.450% due 4/1/62	18,844
		Macy’s Retail Holdings LLC, Company Guaranteed Notes:
1,120,000	BB+	5.875% due 3/15/30(a)	1,070,640
95,000	BB+	6.125% due 3/15/32(a)	88,145
		McDonald’s Corp., Senior Unsecured Notes:
100,000	BBB+	3.500% due 3/1/27	98,691
25,000	BBB+	4.700% due 12/9/35	24,022
25,000	BBB+	6.300% due 3/1/38	26,855
25,000	BBB+	4.450% due 9/1/48	20,537
70,000	BBB+	3.625% due 9/1/49	49,859
425,000	BBB+	4.200% due 4/1/50	331,425
25,000	BBB+	5.150% due 9/9/52	22,501
25,000	BBB+	5.450% due 8/14/53	23,588
110,000	BB+	Nordstrom Inc., Senior Unsecured Notes, 4.375% due 4/1/30	100,354
115,000	BB-	Penske Automotive Group Inc., Company Guaranteed Notes, 3.750% due 6/15/29	107,880
480,000	BB	PetSmart Inc./PetSmart Finance Corp., Senior Secured Notes, 4.750% due 2/15/28(a)	463,755
70,000	BB	Sally Holdings LLC/Sally Capital Inc., Company Guaranteed Notes, 6.750% due 3/1/32	71,195
150,000	BB-	Sonic Automotive Inc., Company Guaranteed Notes, 4.625% due 11/15/29(a)	143,414
		Starbucks Corp., Senior Unsecured Notes:
50,000	BBB+	4.900% due 2/15/31	50,383
25,000	BBB+	3.750% due 12/1/47	17,865
25,000	BBB+	4.500% due 11/15/48	20,051
25,000	BBB+	4.450% due 8/15/49	19,910
25,000	BBB+	3.350% due 3/12/50	16,319
25,000	BBB+	3.500% due 11/15/50	16,842
80,000	BB-	Superior Plus LP/Superior General Partner Inc., Company Guaranteed Notes, 4.500% due 3/15/29(a)	76,112
		Target Corp., Senior Unsecured Notes:
50,000	A	4.500% due 9/15/32	49,201
25,000	A	4.000% due 7/1/42	20,509
25,000	A	3.625% due 4/15/46	18,355
50,000	A	2.950% due 1/15/52	30,844
		Walmart Inc., Senior Unsecured Notes:
90,000	AA	1.500% due 9/22/28	82,927
40,000	AA	1.800% due 9/22/31	34,441
100,000	AA	4.100% due 4/15/33	96,845
25,000	AA	6.200% due 4/15/38	27,627
25,000	AA	3.950% due 6/28/38	22,370
25,000	AA	5.625% due 4/15/41	26,048
25,000	AA	2.500% due 9/22/41	17,231
25,000	AA	3.625% due 12/15/47	18,931
50,000	AA	4.050% due 6/29/48	40,525
25,000	AA	2.950% due 9/24/49	16,338

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Retail - 0.4% - (continued)
$ 50,000	AA	2.650% due 9/22/51	$30,744

		Total Retail	6,127,320

Semiconductors - 0.6%
220,000	BB	Amkor Technology Inc., Senior Unsecured Notes, 6.625% due 9/15/27(a)	220,887
		Analog Devices Inc., Senior Unsecured Notes:
25,000	A-	2.800% due 10/1/41	17,769
25,000	A-	2.950% due 10/1/51	15,712
		Applied Materials Inc., Senior Unsecured Notes:
50,000	A	3.300% due 4/1/27	49,255
25,000	A	5.850% due 6/15/41	25,934
25,000	A	4.350% due 4/1/47	20,733
100,000	BBB+	Broadcom Corp./Broadcom Cayman Finance Ltd., Company Guaranteed Notes, 3.875% due 1/15/27	99,173
		Broadcom Inc.:
		Company Guaranteed Notes:
377,000	BBB+	4.150% due 11/15/30	367,391
100,000	BBB+	3.500% due 2/15/41(a)	77,355
100,000	BBB+	3.750% due 2/15/51(a)	72,341
		Senior Unsecured Notes:
170,000	BBB+	4.150% due 4/15/32(a)	161,724
100,000	BBB+	3.469% due 4/15/34(a)	87,700
1,054,000	BBB+	3.137% due 11/15/35(a)	872,109
10,000	BBB+	3.187% due 11/15/36(a)	8,112
108,000	BBB+	4.926% due 5/15/37(a)	102,837
		Entegris Inc.:
319,000	BB-	Company Guaranteed Notes, 5.950% due 6/15/30(a)	319,522
445,000	BB	Senior Secured Notes, 4.750% due 4/15/29(a)	432,295
		Foundry JV Holdco LLC, Senior Secured Notes:
320,000	BBB	5.875% due 1/25/34(a)	320,515
2,300,000	BBB	6.200% due 1/25/37(a)	2,349,318
		Intel Corp., Senior Unsecured Notes:
100,000	BBB	2.450% due 11/15/29	90,381
735,000	BBB	3.250% due 11/15/49	447,988
100,000	BBB	4.750% due 3/25/50	78,737
50,000	BBB	4.900% due 8/5/52	39,869
50,000	BBB	5.700% due 2/10/53	44,842
25,000	BBB	5.600% due 2/21/54	22,200
64,000	BBB	5.900% due 2/10/63	57,859
		KLA Corp., Senior Unsecured Notes:
258,000	A-	4.100% due 3/15/29	255,936
100,000	A-	5.250% due 7/15/62	90,239
		Lam Research Corp., Senior Unsecured Notes:
25,000	A-	4.875% due 3/15/49	22,151
25,000	A-	3.125% due 6/15/60	14,916
25,000	BBB-	Marvell Technology Inc., Senior Unsecured Notes, 5.750% due 2/15/29	25,852
		Micron Technology Inc., Senior Unsecured Notes:
25,000	BBB-	5.375% due 4/15/28	25,502
25,000	BBB-	4.663% due 2/15/30	24,662
100,000	BBB-	5.875% due 2/9/33	102,152
25,000	BBB-	5.875% due 9/15/33	25,634
990,000	BBB-	6.050% due 11/1/35	1,007,550
		NVIDIA Corp., Senior Unsecured Notes:
25,000	AA-	3.500% due 4/1/40	20,564
510,000	AA-	3.500% due 4/1/50	373,653

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Semiconductors - 0.6% - (continued)
$ 160,000	AA-	3.700% due 4/1/60	$114,623
		NXP BV/NXP Funding LLC/NXP USA Inc., Company Guaranteed Notes:
50,000	BBB+	3.875% due 6/18/26	49,602
296,000	BBB+	2.500% due 5/11/31	256,021
70,000	BB	ON Semiconductor Corp., Company Guaranteed Notes, 3.875% due 9/1/28(a)	66,908
		QUALCOMM Inc., Senior Unsecured Notes:
25,000	A	2.150% due 5/20/30	22,516
25,000	A	4.800% due 5/20/45	22,234
25,000	A	3.250% due 5/20/50	16,751
25,000	A	4.500% due 5/20/52	20,565
25,000	A	6.000% due 5/20/53	25,691
105,000	BB-	Synaptics Inc., Company Guaranteed Notes, 4.000% due 6/15/29(a)	97,836
		Texas Instruments Inc., Senior Unsecured Notes:
90,000	A+	1.750% due 5/4/30	79,504
25,000	A+	3.875% due 3/15/39	21,600
50,000	A+	4.150% due 5/15/48	39,919
62,000	A+	5.050% due 5/18/63	54,611

		Total Semiconductors	9,279,750

Shipbuilding - 0.0%@
137,000	BBB-	Huntington Ingalls Industries Inc., Company Guaranteed Notes, 2.043% due 8/16/28	126,303

Software - 0.4%
50,000	A+	Adobe Inc., Senior Unsecured Notes, 2.300% due 2/1/30	45,812
500,000	CCC	AthenaHealth Group Inc., Senior Unsecured Notes, 6.500% due 2/15/30(a)	482,224
90,000	BBB+	Autodesk Inc., Senior Unsecured Notes, 2.850% due 1/15/30	83,418
750,000	B	Cloud Software Group Inc., Senior Secured Notes, 8.250% due 6/30/32(a)	789,250
25,000	BBB	Concentrix Corp., Senior Unsecured Notes, 6.600% due 8/2/28	26,204
50,000	B	CoreWeave Inc., Company Guaranteed Notes, 9.250% due 6/1/30(a)	49,980
115,000	BB-	Elastic NV, Senior Unsecured Notes, 4.125% due 7/15/29(a)	108,735
		Fidelity National Information Services Inc., Senior Unsecured Notes:
25,000	BBB	1.650% due 3/1/28	23,161
25,000	BBB	3.100% due 3/1/41	17,856
		Fiserv Inc., Senior Unsecured Notes:
50,000	BBB	3.200% due 7/1/26	49,281
25,000	BBB	5.450% due 3/2/28	25,565
25,000	BBB	5.375% due 8/21/28	25,590
25,000	BBB	4.200% due 10/1/28	24,724
100,000	BBB	3.500% due 7/1/29	95,294
25,000	BBB	2.650% due 6/1/30	22,580
50,000	BBB	4.400% due 7/1/49	39,208
		Intuit Inc., Senior Unsecured Notes:
25,000	A-	1.350% due 7/15/27	23,557
25,000	A-	5.125% due 9/15/28	25,683
25,000	A-	1.650% due 7/15/30	21,827
		Microsoft Corp., Senior Unsecured Notes:
55,000	AAA	3.450% due 8/8/36	48,590
157,000	AAA	2.525% due 6/1/50	95,327
50,000	AAA	2.500% due 9/15/50	30,033
168,000	AAA	2.921% due 3/17/52	109,079
50,000	AAA	4.500% due 2/6/57	44,124
142,000	AAA	3.041% due 3/17/62	89,489
		Oracle Corp., Senior Unsecured Notes:
100,000	BBB	2.650% due 7/15/26	97,944
60,000	BBB	4.650% due 5/6/30	60,021

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Software - 0.4% - (continued)
$ 600,000	BBB	2.875% due 3/25/31	$540,893
46,000	BBB	6.250% due 11/9/32	49,061
238,000	BBB	4.300% due 7/8/34	221,022
37,000	BBB	3.850% due 7/15/36	31,863
200,000	BBB	3.800% due 11/15/37	166,595
88,000	BBB	5.375% due 7/15/40	83,225
500,000	BBB	3.650% due 3/25/41	383,227
76,000	BBB	4.000% due 7/15/46	56,857
91,000	BBB	4.000% due 11/15/47	67,295
280,000	BBB	3.600% due 4/1/50	189,993
350,000	BBB	5.375% due 9/27/54	309,996
55,000	BBB	4.375% due 5/15/55	41,640
100,000	BBB	3.850% due 4/1/60	66,431
135,000	BB	RingCentral Inc., Senior Unsecured Notes, 8.500% due 8/15/30(a)	142,706
		Roper Technologies Inc., Senior Unsecured Notes:
25,000	BBB+	2.950% due 9/15/29	23,378
25,000	BBB+	1.750% due 2/15/31	21,178
25,000	BBB+	4.900% due 10/15/34	24,223
		Salesforce Inc., Senior Unsecured Notes:
140,000	A+	2.700% due 7/15/41	97,713
50,000	A+	2.900% due 7/15/51	31,072
25,000	A+	3.050% due 7/15/61	14,763
205,000	B+	SS&C Technologies Inc., Company Guaranteed Notes, 5.500% due 9/30/27(a)	204,877
		Synopsys Inc., Senior Unsecured Notes:
160,000	BBB	4.850% due 4/1/30	161,279
130,000	BBB	5.000% due 4/1/32	130,120
110,000	BBB	5.150% due 4/1/35	108,735
210,000	BBB	5.700% due 4/1/55	200,213
50,000	BBB+	VMware LLC, Senior Unsecured Notes, 3.900% due 8/21/27	49,312
		Workday Inc., Senior Unsecured Notes:
25,000	BBB+	3.500% due 4/1/27	24,588
25,000	BBB+	3.700% due 4/1/29	24,208

		Total Software	6,021,019

Telecommunications - 0.9%
		AT&T Inc., Senior Unsecured Notes:
200,000	BBB	4.250% due 3/1/27	199,407
100,000	BBB	2.300% due 6/1/27	95,987
50,000	BBB	1.650% due 2/1/28	46,554
55,000	BBB	4.350% due 3/1/29	54,706
142,000	BBB	2.750% due 6/1/31	126,983
83,000	BBB	5.400% due 2/15/34	83,994
25,000	BBB	5.250% due 3/1/37	24,464
25,000	BBB	4.900% due 8/15/37	23,595
25,000	BBB	4.850% due 3/1/39	23,104
80,000	BBB	5.550% due 8/15/41	77,278
73,000	BBB	4.350% due 6/15/45	58,970
132,000	BBB	4.750% due 5/15/46	112,398
238,000	BBB	4.500% due 3/9/48	192,560
270,000	BBB	3.500% due 9/15/53	179,149
1,527,000	BBB	3.550% due 9/15/55	1,007,930
190,000	NR	6.050% due 8/15/56	190,186
52,000	BBB	3.800% due 12/1/57	35,589
432,000	BBB	3.650% due 9/15/59	283,975

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Telecommunications - 0.9% - (continued)
$ 18,000		BBB	3.850% due 6/1/60	$12,202
500,000	GBP	BB+	British Telecommunications PLC, Company Guaranteed Notes, (Cost - $681,046, acquired 3/7/24), 8.375% (5-Year UK Government Note Generic Bid Yield + 3.820%) due 12/20/83(c)(d)	721,440
			Cisco Systems Inc., Senior Unsecured Notes:
50,000		AA-	4.800% due 2/26/27	50,502
100,000		AA-	4.950% due 2/26/31	101,947
50,000		AA-	5.900% due 2/15/39	52,511
50,000		AA-	5.500% due 1/15/40	50,529
25,000		AA-	5.350% due 2/26/64	23,415
505,000		B+	Colombia Telecomunicaciones SA ESP, Senior Unsecured Notes, 4.950% due 7/17/30(a)	443,568
38,000		B-	CommScope LLC, Senior Secured Notes, 4.750% due 9/1/29(a)	36,439
			Corning Inc., Senior Unsecured Notes:
25,000		BBB+	5.350% due 11/15/48	22,743
25,000		BBB+	4.375% due 11/15/57	19,118
80,000		B	EchoStar Corp., Senior Secured Notes, 10.750% due 11/30/29(d)	80,454
370,000	EUR	BB+	Fibercop SpA, Senior Secured Notes, 1.625% due 1/18/29	391,737
95,000		B	Frontier Communications Holdings LLC, Senior Secured Notes, 5.875% due 10/15/27(a)	95,302
340,000		B1(b)	Intelsat Jackson Holdings SA, Senior Secured Notes, 6.500% due 3/15/30(a)	335,198
63,000		BBB	Juniper Networks Inc., Senior Unsecured Notes, 2.000% due 12/10/30	53,995
600,000	EUR	BB+	Lorca Telecom Bondsco SA, Senior Secured Notes, (Cost - $632,602, acquired 12/3/24), 4.000% due 9/18/27(c)	682,109
165,000		B+	Lumen Technologies Inc., Senior Secured Notes, 4.125% due 4/15/30(a)	161,081
			Motorola Solutions Inc., Senior Unsecured Notes:
83,000		BBB	4.600% due 5/23/29	82,815
37,000		BBB	2.750% due 5/24/31	32,772
26,000		BBB	5.600% due 6/1/32	26,703
350,000		BBB-	Nokia OYJ, Senior Unsecured Notes, 6.625% due 5/15/39	356,372
			Rogers Communications Inc.:
			Company Guaranteed Notes:
100,000		BBB-	3.200% due 3/15/27	97,837
340,000		BBB-	5.300% due 2/15/34	334,187
165,000		BB	Subordinated Notes, 7.125% (5-Year CMT Index + 2.620%) due 4/15/55(d)	165,096
900,000		A1(b)	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes, 5.152% due 3/20/28(a)	903,911
150,000		BBB-	Telefonica Emisiones SA, Company Guaranteed Notes, 5.213% due 3/8/47	129,277
400,000	EUR	BB	Telefonica Europe BV, Company Guaranteed Notes, (Cost - $450,953, acquired 3/7/24), 6.135% (7-Year EUR Swap Rate + 3.347%)(c)(d)(e)	482,415
			T-Mobile USA Inc., Company Guaranteed Notes:
40,000		BBB	2.250% due 2/15/26	39,293
152,000		BBB	3.750% due 4/15/27	150,048
110,000		BBB	2.625% due 2/15/29	102,465
300,000		BBB	3.375% due 4/15/29	286,277
80,000		BBB	2.875% due 2/15/31	72,102
290,000		BBB	2.250% due 11/15/31	248,482
330,000		BBB	2.700% due 3/15/32	286,479
199,000		BBB	5.050% due 7/15/33	197,147
100,000		BBB	4.375% due 4/15/40	86,527
100,000		BBB	3.300% due 2/15/51	64,913
100,000		BBB	3.400% due 10/15/52	65,274
250,000		BBB	5.500% due 1/15/55	230,776
			Verizon Communications Inc., Senior Unsecured Notes:
100,000		BBB+	4.125% due 3/16/27	99,605
37,000		BBB+	4.016% due 12/3/29	36,202
10,000		BBB+	3.150% due 3/22/30	9,372
138,000		BBB+	1.680% due 10/30/30	118,194
145,000		BBB+	1.750% due 1/20/31	123,565
115,000		BBB+	2.550% due 3/21/31	101,799

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Telecommunications - 0.9% - (continued)
$ 100,000		BBB+	2.355% due 3/15/32	$85,178
114,000		BBB+	5.050% due 5/9/33	114,031
464,000		BBB+	4.780% due 2/15/35	446,382
101,000		BBB+	5.850% due 9/15/35	104,574
21,000		BBB+	4.272% due 1/15/36	19,091
193,000		BBB+	2.650% due 11/20/40	133,009
50,000		BBB+	3.400% due 3/22/41	37,749
100,000		BBB+	4.000% due 3/22/50	74,398
50,000		BBB+	2.875% due 11/20/50	30,303
150,000		BBB+	3.550% due 3/22/51	104,687
69,000		BBB+	2.987% due 10/30/56	40,306
100,000		BBB+	3.000% due 11/20/60	57,215
500,000	EUR	B+	Vmed O2 UK Financing I PLC, Senior Secured Notes, (Cost - $533,182, acquired 12/3/24), 5.625% due 4/15/32(c)	586,563
			Vodafone Group PLC, Senior Unsecured Notes:
9,000		BBB	6.150% due 2/27/37	9,479
25,000		BBB	4.875% due 6/19/49	20,923
50,000		BBB	4.250% due 9/17/50	37,768
50,000		BBB	5.750% due 6/28/54	46,782
25,000		BBB	5.875% due 6/28/64	23,328
600,000	EUR	Ba3(b)	Zegona Finance PLC, Senior Secured Notes, 6.750% due 7/15/29(a)	725,584

			Total Telecommunications	13,778,374

Toys/Games/Hobbies - 0.1%
920,000		BBB	Hasbro Inc., Senior Unsecured Notes, 6.050% due 5/14/34	931,602
765,000		BBB	Mattel Inc., Company Guaranteed Notes, 5.875% due 12/15/27(a)	768,222

			Total Toys/Games/Hobbies	1,699,824

Transportation - 0.3%
			Burlington Northern Santa Fe LLC, Senior Unsecured Notes:
201,000		AA-	4.150% due 12/15/48	160,509
52,000		AA-	3.050% due 2/15/51	33,490
174,000		AA-	2.875% due 6/15/52	106,697
500,000		AA-	5.500% due 3/15/55	483,236
			Canadian National Railway Co., Senior Unsecured Notes:
25,000		A-	3.200% due 8/2/46	17,346
25,000		A-	3.650% due 2/3/48	18,596
25,000		A-	4.450% due 1/20/49	20,997
			Canadian Pacific Railway Co., Company Guaranteed Notes:
25,000		BBB+	4.300% due 5/15/43	20,953
25,000		BBB+	4.700% due 5/1/48	21,340
25,000		BBB+	3.500% due 5/1/50	17,253
270,000		BBB+	3.100% due 12/2/51	172,680
			CSX Corp., Senior Unsecured Notes:
25,000		BBB+	4.100% due 11/15/32	23,799
25,000		BBB+	4.750% due 5/30/42	22,244
25,000		BBB+	3.800% due 11/1/46	18,854
25,000		BBB+	4.750% due 11/15/48	21,567
25,000		BBB+	3.350% due 9/15/49	16,952
25,000		BBB+	3.800% due 4/15/50	18,536
25,000		BBB+	3.950% due 5/1/50	18,956
25,000		BBB+	4.500% due 11/15/52	20,548
25,000		BBB+	4.500% due 8/1/54	20,506
25,000		BBB+	4.250% due 11/1/66	18,605
			FedEx Corp., Company Guaranteed Notes:
25,000		BBB	3.250% due 5/15/41	17,239

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.7% - (continued)
Transportation - 0.3% - (continued)
$ 25,000		BBB	4.100% due 4/15/43	$18,733
25,000		BBB	5.100% due 1/15/44	21,357
25,000		BBB	4.750% due 11/15/45	20,338
25,000		BBB	4.400% due 1/15/47	19,101
24,000		BBB	5.250% due 5/15/50	20,660
145,000		BB	Genesee & Wyoming Inc., Senior Secured Notes, 6.250% due 4/15/32(a)	147,421
			Norfolk Southern Corp., Senior Unsecured Notes:
46,000		BBB+	2.550% due 11/1/29	42,222
166,000		BBB+	2.300% due 5/15/31	145,416
138,000		BBB+	3.942% due 11/1/47	104,406
52,000		BBB+	3.155% due 5/15/55	32,140
55,000		BB	RXO Inc, Company Guaranteed Notes, 7.500% due 11/15/27(a)	56,342
100,000		BBB+	Ryder System Inc., Senior Unsecured Notes, 5.300% due 3/15/27	101,305
			Union Pacific Corp., Senior Unsecured Notes:
153,000		A-	2.800% due 2/14/32	135,973
884,000		A-	2.891% due 4/6/36	717,802
35,000		A-	4.300% due 3/1/49	28,243
138,000		A-	3.250% due 2/5/50	92,672
45,000		A-	2.950% due 3/10/52	27,844
144,000		A-	3.500% due 2/14/53	99,021
320,000		A-	3.839% due 3/20/60	223,368
10,000		A-	3.750% due 2/5/70	6,583
			United Parcel Service Inc., Senior Unsecured Notes:
100,000		A	2.400% due 11/15/26	97,397
50,000		A	4.875% due 3/3/33	49,973
50,000		A	5.150% due 5/22/34	50,431
25,000		A	6.200% due 1/15/38	26,608
25,000		A	4.250% due 3/15/49	19,682
25,000		A	3.400% due 9/1/49	16,956
25,000		A	5.300% due 4/1/50	22,973
700,000		A	5.950% due 5/14/55	694,845
700,000		A	6.050% due 5/14/65	692,682
145,000		BB-	XPO Inc., Company Guaranteed Notes, 7.125% due 6/1/31(a)	150,210

			Total Transportation	5,173,607

Trucking & Leasing - 0.2%
1,890,000		B+	Fortress Transportation & Infrastructure Investors LLC, Company Guaranteed Notes, 7.000% due 6/15/32(a)	1,933,306
			GATX Corp., Senior Unsecured Notes:
25,000		BBB	5.400% due 3/15/27	25,259
25,000		BBB	3.850% due 3/30/27	24,610
25,000		BBB	4.700% due 4/1/29	24,988
25,000		BBB	4.000% due 6/30/30	23,926
25,000		BBB	3.500% due 6/1/32	22,489
25,000		BBB	5.450% due 9/15/33	25,003
25,000		BBB	6.900% due 5/1/34	27,284
270,000		BBB	6.050% due 6/5/54	262,596

			Total Trucking & Leasing	2,369,461

Water - 0.0%@
351,000	EUR	BB+	Holding d’Infrastructures des Metiers de l’Environnement, Senior Unsecured Notes, (Cost - $377,179, acquired 12/5/24), 4.875% due 10/24/29(c)	413,568

			TOTAL CORPORATE BONDS & NOTES (Cost - $489,838,572)	483,271,911

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value
MORTGAGE-BACKED SECURITIES - 29.0%
FHLMC - 6.7%
	Federal Home Loan Mortgage Corp. (FHLMC):
$ 1,468,351	4.500% due 4/1/29 - 10/1/52	$1,396,245
20,781,218	5.500% due 1/1/30 - 3/1/55	20,661,990
24,750,225	3.000% due 3/1/31 - 6/1/52	21,287,624
3,497,798	1.500% due 5/1/31 - 12/1/50	2,770,804
20,176,147	2.500% due 11/1/31 - 5/1/52	16,569,739
8,856,774	3.500% due 11/1/33 - 4/1/52	8,103,746
3,752,298	5.000% due 12/1/34 - 4/1/54	3,666,679
17,537,867	2.000% due 3/1/36 - 5/1/52	13,895,007
13,052,978	4.000% due 4/1/38 - 5/1/54	12,263,866
7,037,018	6.000% due 5/1/38 - 4/1/55	7,137,914
1,898,852	6.500% due 7/1/53 - 9/1/54	1,961,617

	Total FHLMC	109,715,231

FNMA - 14.6%
	Federal National Mortgage Association (FNMA):
4,950,457	4.000% due 7/1/25 - 9/1/53	4,586,539
13,612,915	3.500% due 11/1/25 - 6/1/52	12,244,801
15,744,932	5.500% due 3/1/26 - 1/1/55	15,623,312
39,556,054	2.500% due 11/1/27 - 7/1/61	32,854,021
34,878,634	3.000% due 12/1/27 - 9/1/61	30,121,113
17,517,180	4.500% due 3/1/29 - 5/1/53	16,607,531
8,531,332	5.000% due 3/1/29 - 5/1/53	8,347,222
1,757,000	4.690% due 5/1/30	1,779,384
6,599,857	2.590% due 9/1/30	6,068,616
3,499,759	1.500% due 6/1/31 - 8/1/51	2,980,688
8,000,000	3.670% due 7/1/33	7,490,051
3,000,000	2.060% due 1/1/34	2,447,352
40,899	6.402% (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.527%) due 3/1/34(d)	41,397
4,000,000	2.440% due 4/1/35	3,249,371
2,199,000	1.890% due 5/1/35	1,701,113
4,000,000	4.290% due 5/1/35	3,825,977
1,097,000	5.180% due 5/1/35	1,120,725
32,981,895	2.000% due 6/1/36 - 12/1/53	26,193,521
6,550	7.000% due 4/1/37	6,635
34,500	6.265% (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.265%) due 5/1/37(d)	34,804
985,717	6.500% due 5/1/40 - 8/1/54	1,020,214
7,225,000	3.000% due 6/1/40 - 5/1/55(k)	6,156,600
275,000	3.500% due 6/1/40(k)	262,538
600,000	4.000% due 6/1/40 - 6/1/55(k)	559,891
10,028,317	6.000% due 11/1/52 - 5/1/55	10,136,339
1,100,000	2.000% due 6/1/55(k)	854,276
11,725,000	2.500% due 6/1/55 - 7/1/55(k)	9,547,003
300,000	4.500% due 6/1/55(k)	282,835
10,125,000	5.000% due 6/1/55 - 7/1/55(k)	9,792,295
15,350,000	5.500% due 6/1/55 - 7/1/55(k)	15,179,208
1,200,000	6.000% due 6/1/55(k)	1,211,706
4,370,000	6.500% due 6/1/55(k)	4,486,221

	Total FNMA	236,813,299

GNMA - 7.7%
	Government National Mortgage Association (GNMA):
10,406	6.000% due 12/15/33 - 6/15/37	10,675
237,642	5.000% due 10/15/34 - 9/15/40	237,228
16,586	5.500% due 5/15/37 - 6/15/38	16,946
25,630	6.500% due 1/15/38 - 10/15/38	26,741

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value
MORTGAGE-BACKED SECURITIES - 29.0% - (continued)
GNMA - 7.7% - (continued)
$ 35,013	4.500% due 3/15/41	$33,852
303,899	4.000% due 6/15/41 - 11/15/45	288,255
	Government National Mortgage Association II (GNMA):
8,320,543	6.000% due 11/20/38 - 9/20/54	8,417,806
3,586,574	4.000% due 11/20/40 - 11/20/52	3,315,423
22,623,033	5.000% due 11/20/40 - 11/20/54	21,970,182
5,874,509	4.500% due 6/20/41 - 5/20/53	5,580,992
12,447,261	3.000% due 1/20/43 - 1/20/54	10,879,389
9,477,588	3.500% due 6/20/43 - 10/20/52	8,481,168
48,127,974	2.500% due 9/20/50 - 5/20/55	40,354,184
9,004,091	2.000% due 10/20/50 - 4/20/52	7,235,340
9,824,389	5.500% due 4/20/53 - 8/20/54	9,766,264
1,750,214	6.500% due 8/20/54 - 2/20/55	1,790,128
998,798	7.500% due 4/20/55	1,062,602
500,000	5.000% due 6/20/55(k)	484,839
4,100,000	5.500% due 6/20/55(k)	4,069,898
1,100,000	6.000% due 6/20/55(k)	1,110,583

	Total GNMA	125,132,495

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $485,508,272)	471,661,025

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 19.4%
U.S. GOVERNMENT AGENCIES - 0.3%
2,720,000	Federal Farm Credit Banks Funding Corp., 3.500% due 2/28/39	2,315,556
	Federal Home Loan Banks:
635,000	0.920% due 2/26/27	601,662
690,000	2.490% due 3/26/40	505,428
	Federal National Mortgage Association (FNMA), Principal Strip:
575,000	zero coupon due 1/15/30(m)	475,526
595,000	zero coupon due 5/15/30(m)	485,028

	Total U.S. GOVERNMENT AGENCIES	4,383,200

U.S. GOVERNMENT OBLIGATIONS - 19.1%
	U.S. Treasury Bonds:
1,520,000	5.000% due 5/15/37	1,589,588
105,000	4.375% due 2/15/38	103,003
1,500,000	1.125% due 8/15/40	899,736
620,000	1.375% due 11/15/40	385,902
2,869,000	1.875% due 2/15/41	1,928,338
350,000	2.250% due 5/15/41	248,616
920,000	3.125% due 11/15/41	737,689
1,435,000	2.375% due 2/15/42	1,019,943
1,115,000	3.375% due 8/15/42	915,846
3,671,000	4.000% due 11/15/42	3,280,024
100,000	3.125% due 2/15/43	78,629
1,625,000	3.875% due 2/15/43	1,424,128
215,000	3.875% due 5/15/43	187,957
502,500	3.625% due 8/15/43	423,042
540,000	4.375% due 8/15/43	503,877
10,310,000	3.750% due 11/15/43	8,813,842
920,000	4.750% due 11/15/43	899,965
1,125,000	3.625% due 2/15/44	941,792
1,830,000	4.500% due 2/15/44	1,730,887
20,500,000	4.625% due 5/15/44	19,689,209
415,000	3.125% due 8/15/44	319,501

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 19.4% - (continued)
U.S. GOVERNMENT OBLIGATIONS - 19.1% - (continued)
$ 1,248,000	4.125% due 8/15/44	$1,118,788
1,375,000	3.000% due 11/15/44	1,033,506
838,000	4.625% due 11/15/44	803,040
1,248,000	4.750% due 2/15/45	1,215,435
1,627,000	3.000% due 5/15/45	1,216,310
168,000	5.000% due 5/15/45	169,260
245,000	2.875% due 8/15/45	178,706
1,412,500	3.000% due 11/15/45	1,049,830
370,000	2.500% due 2/15/46	250,111
1,110,000	2.875% due 11/15/46	797,813
4,319,000	3.000% due 2/15/47	3,166,873
335,000	3.000% due 5/15/47	244,943
880,000	2.750% due 8/15/47	611,772
260,000	3.000% due 2/15/48	188,444
1,355,000	3.000% due 8/15/48	977,188
2,878,000	3.375% due 11/15/48	2,221,007
2,000,000	2.000% due 2/15/50	1,142,734
1,520,000	1.250% due 5/15/50	708,373
1,645,000	1.375% due 8/15/50	787,255
1,245,000	1.625% due 11/15/50	637,601
2,003,000	1.875% due 2/15/51	1,093,591
4,040,000	2.375% due 5/15/51	2,494,305
96,000	1.875% due 11/15/51	51,898
2,989,000	2.250% due 2/15/52	1,776,587
280,000	2.875% due 5/15/52	192,002
1,472,000	3.000% due 8/15/52	1,035,661
1,214,000	4.000% due 11/15/52	1,036,642
4,446,000	3.625% due 2/15/53	3,543,254
1,220,000	3.625% due 5/15/53	971,330
904,000	4.125% due 8/15/53	788,775
1,049,900	4.750% due 11/15/53	1,016,557
1,022,000	4.250% due 2/15/54	910,718
1,810,000	4.625% due 5/15/54	1,717,874
2,961,000	4.250% due 8/15/54	2,641,420
3,269,000	4.500% due 11/15/54	3,044,001
4,581,000	4.625% due 2/15/55	4,359,108
	U.S. Treasury Notes:
1,759,000	3.750% due 4/15/26	1,752,117
236,000	0.750% due 4/30/26	228,828
1,183,000	3.625% due 5/15/26	1,177,032
1,324,000	4.500% due 7/15/26	1,329,534
1,270,000	4.625% due 9/15/26	1,278,731
1,605,000	4.625% due 10/15/26	1,617,351
1,064,000	4.625% due 11/15/26	1,072,770
2,000,000	4.000% due 1/15/27	2,000,039
4,639,000	4.125% due 2/15/27	4,649,691
770,000	1.875% due 2/28/27	743,095
294,000	4.250% due 3/15/27	295,464
6,000,000	2.500% due 3/31/27	5,848,711
1,070,000	3.875% due 3/31/27	1,068,579
2,000,000	4.500% due 4/15/27	2,019,844
3,000,000	2.750% due 4/30/27	2,935,078
2,000,000	4.500% due 5/15/27	2,021,055

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 19.4% - (continued)
U.S. GOVERNMENT OBLIGATIONS - 19.1% - (continued)
$ 710,000	2.625% due 5/31/27	$692,444
2,000,000	4.625% due 6/15/27	2,027,539
1,000,000	4.375% due 7/15/27	1,009,297
765,000	2.750% due 7/31/27	746,801
5,000,000	3.750% due 8/15/27	4,983,105
2,160,000	3.125% due 8/31/27	2,124,352
860,000	3.375% due 9/15/27	850,308
2,000,000	3.875% due 10/15/27	1,998,711
1,343,000	4.125% due 10/31/27	1,349,925
1,090,000	4.125% due 11/15/27	1,095,620
2,500,000	3.875% due 11/30/27	2,499,072
1,086,000	4.000% due 12/15/27	1,089,118
2,000,000	3.875% due 12/31/27	1,999,727
2,287,000	4.250% due 1/15/28	2,306,877
2,286,000	4.250% due 2/15/28	2,307,029
1,723,000	3.750% due 4/15/28	1,716,741
2,132,000	3.500% due 4/30/28	2,109,472
1,521,000	3.750% due 5/15/28	1,515,593
1,900,000	1.250% due 6/30/28	1,756,016
581,000	4.875% due 10/31/28	598,759
235,000	1.500% due 11/30/28	216,645
6,000	4.375% due 11/30/28	6,090
2,815,000	3.750% due 12/31/28	2,799,825
6,374,000	4.000% due 1/31/29	6,390,433
955,000	4.250% due 2/28/29	965,688
415,000	2.375% due 3/31/29	392,232
6,000,000	4.125% due 3/31/29	6,041,602
5,000,000	4.625% due 4/30/29	5,123,730
5,000,000	4.500% due 5/31/29	5,102,539
4,000,000	4.250% due 6/30/29	4,045,469
1,000,000	4.000% due 7/31/29	1,002,051
930,000	3.125% due 8/31/29	900,138
1,800,000	3.625% due 8/31/29	1,777,008
2,000,000	3.500% due 9/30/29	1,964,102
285,000	3.875% due 9/30/29	284,048
930,000	4.000% due 10/31/29	931,453
2,000,000	4.125% due 10/31/29	2,012,852
2,597,000	3.875% due 11/30/29	2,587,109
706,000	4.125% due 11/30/29	710,868
1,617,000	4.375% due 12/31/29	1,644,034
614,000	4.250% due 1/31/30	621,135
1,553,000	4.000% due 2/28/30	1,555,184
3,431,000	3.625% due 3/31/30	3,376,452
6,868,000	4.000% due 3/31/30	6,874,439
12,670,000	3.875% due 4/30/30	12,610,609
1,556,000	3.750% due 5/31/30	1,538,556
1,847,000	4.000% due 5/31/30	1,848,804
1,546,600	4.875% due 10/31/30	1,608,675
1,512,000	4.375% due 11/30/30	1,535,979
1,000,000	3.750% due 12/31/30	984,629
1,668,000	4.000% due 1/31/31	1,662,494
1,560,000	1.125% due 2/15/31	1,331,484
1,345,000	4.250% due 2/28/31	1,357,189

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 19.4% - (continued)
U.S. GOVERNMENT OBLIGATIONS - 19.1% - (continued)
$ 640,000		4.125% due 3/31/31	$641,263
1,000,000		4.625% due 5/31/31	1,027,539
800,000		4.250% due 6/30/31	805,969
1,000,000		4.125% due 7/31/31	1,000,293
800,000		3.625% due 9/30/31	777,266
1,000,000		4.125% due 10/31/31	998,770
1,000,000		4.125% due 11/30/31	998,281
4,755,000		4.375% due 1/31/32	4,810,630
1,260,000		4.000% due 4/30/32	1,246,219
1,178,000		2.875% due 5/15/32	1,085,048
10,050,000		4.125% due 5/31/32	10,011,527
4,270,000		2.750% due 8/15/32	3,885,200
1,473,000		4.125% due 11/15/32	1,464,714
1,470,000		3.375% due 5/15/33	1,381,685
1,447,000		3.875% due 8/15/33	1,405,455
2,694,000		4.500% due 11/15/33	2,730,095
4,275,000		4.000% due 2/15/34	4,169,461
2,193,000		4.375% due 5/15/34	2,195,313
1,155,000		3.875% due 8/15/34	1,110,672
18,313,500		4.250% due 11/15/34	18,100,320
5,150,000		4.625% due 2/15/35	5,237,309
7,955,000		4.250% due 5/15/35	7,849,969

		Total U.S. GOVERNMENT OBLIGATIONS	310,865,194

		TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost - $332,432,923)	315,248,394

COLLATERALIZED MORTGAGE OBLIGATIONS - 13.2%
Asset-Backed Securities - 6.1%
615,000	Aa2(b)	Allegro CLO XIII Ltd., Series 2021-1A, Class B, 6.231% (3-Month Term SOFR + 1.962%) due 7/20/34(a)(d)	615,876
		AMSR Trust:
2,000,000	NR	Series 2019-SFR1, Class E, 3.471% due 1/19/39(a)	1,922,914
2,492,569	NR	Series 2019-SFR1, Class H, 6.040% due 1/19/39(a)	2,422,393
1,400,000	NR	Series 2025-SFR1, Class E2, 3.655% due 6/17/42(a)	1,231,987
1,026,000	NR	Aqua Finance Issuer Trust, Series 2025-A, Class C, 5.810% due 12/19/50(a)(l)	1,028,000
1,549,770	A3(b)	Aqua Finance Trust, Series 2020-AA, Class C, 3.970% due 7/17/46(a)	1,501,473
		Business Jet Securities LLC:
725,185	BB	Series 2024-1A, Class C, 9.132% due 5/15/39(a)	740,551
2,505,028	BB	Series 2024-2A, Class C, 7.974% due 9/15/39(a)	2,499,128
241,563	NR	Cajun Global LLC, Series 2021-1, Class A2, 3.931% due 11/20/51(a)	234,422
3,545,000	NR	CCAS LLC, Series 2024-1A, Class A, 7.124% due 6/16/31(a)	3,586,501
1,750,000	NR	Cherry Securitization Trust, Series 2025-1A, Class A, 6.130% due 11/15/32(a)(l)	1,765,437
1,357,576	NR	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050% due 1/20/31(a)	1,373,829
3,000,000	A-	CyrusOne Data Centers Issuer I LLC, Series 2024-1A, Class A2, 4.760% due 3/22/49(a)	2,903,337
		FirstKey Homes Trust:
805,000	NR	Series 2021-SFR1, Class E1, 2.389% due 8/17/38(a)	773,550
2,000,000	NR	Series 2021-SFR1, Class E2, 2.489% due 8/17/38(a)	1,918,664
2,500,000	NR	Series 2021-SFR1, Class F1, 3.238% due 8/17/38(a)	2,414,466
3,980,000	BBB-	Five Guys Holdings Inc., Series 2023-1A, Class A2, 7.549% due 1/26/54(a)	4,102,012
435,000	NR	Flexential Issuer, Series 2021-1A, Class A2, 3.250% due 11/27/51(a)	416,366
1,165,000	A(i)	Frontier Issuer LLC, Series 2024-1, Class A2, 6.190% due 6/20/54(a)	1,196,194
940,000	Aaa(b)	Greenwood Park CLO Ltd., Series 2018-1A, Class B, 5.918% (3-Month Term SOFR + 1.662%) due 4/15/31(a)(d)	941,598
2,779,277	AAA(i)	GS Mortgage-Backed Securities Trust, Series 2025-SL1, Class A1, 5.847% due 11/25/67(a)(d)	2,786,933
647,611	AAA	HIN Timeshare Trust, Series 2020-A, Class A, 1.390% due 10/9/39(a)	616,068
2,385,844	Baa1(b)	Home Partners of America Trust, Series 2022-1, Class D, 4.730% due 4/17/39(a)	2,343,526

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 13.2% - (continued)
Asset-Backed Securities - 6.1% - (continued)
$ 4,260,875		BBB	Jack in the Box Funding LLC, Series 2019-1A, Class A23, 4.970% due 8/25/49(a)	$4,088,705
1,000,000		Aaa(b)	LCM XIV LP, Series 14A, Class BR, 6.111% (3-Month Term SOFR + 1.842%) due 7/20/31(a)(d)	1,001,374
			Lendmark Funding Trust:
1,250,000		BB-	Series 2024-2A, Class E, 8.470% due 2/21/34(a)	1,252,533
1,395,000		BB	Series 2025-1A, Class E, 8.910% due 9/20/34(a)(l)	1,418,510
750,000		BB-	Mariner Finance Issuance Trust, Series 2025-AA, Class E, 8.640% due 5/20/38(a)	759,367
3,375,000		A(i)	MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.230% due 4/20/54(a)	3,445,088
964,475		BBB(i)	MVW LLC, Series 2025-1A, Class C, 5.750% due 9/22/42(a)	971,475
2,323,325		NR	NBC Funding LLC, Series 2024-1A, Class A2, 6.750% due 7/30/54(a)	2,357,289
1,270,000		BBB+	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.410% due 10/20/61(a)	1,157,860
1,675,000		BBB	Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class B1, 5.110% due 11/20/50(a)	1,626,010
			Oportun Issuance Trust:
1,245,735		NR	Series 2021-C, Class A, 2.180% due 10/8/31(a)	1,214,931
1,841,000		NR	Series 2025-A, Class D, 7.250% due 2/8/33(a)	1,814,835
			Progress Residential Trust:
1,750,000		NR	Series 2021-SFR9, Class F, 4.053% due 11/17/40(a)	1,662,813
2,500,000		NR	Series 2022-SFR1, Class F, 4.880% due 2/17/41(a)	2,317,042
2,081,000		NR	Series 2022-SFR2, Class E2, 4.800% due 4/17/27(a)	2,014,612
1,781,000		NR	Series 2023-SFR2, Class E1, 4.750% due 10/17/40(a)	1,716,010
2,992,500		NR	Qdoba Funding LLC, Series 2023-1A, Class A2, 8.500% due 9/14/53(a)	3,120,475
			Saluda Grade Alternative Mortgage Trust:
1,262,108		NR	Series 2023-FIG3, Class A, 7.067% due 8/25/53(a)(d)	1,300,392
3,137,250		NR	Series 2023-FIG4, Class A, 6.718% due 11/25/53(a)(d)	3,241,565
830,000		Aaa(b)	SCF Equipment Trust LLC, Series 2025-1A, Class A3, 5.110% due 11/21/33(a)	841,078
5,327,999		NR	Seasoned Loans Structured Transaction Trust, Series 2025-1, Class A1, 3.000% due 5/25/35	4,826,146
4,174,538		BBB-	SEB Funding LLC, Series 2021-1A, Class A2, 4.969% due 1/30/52(a)	4,090,065
1,339,499		NR	Service Experts Issuer LLC, Series 2024-1A, Class A, 6.390% due 11/20/35(a)	1,358,842
1,308,438		BBB-	SERVPRO Master Issuer LLC, Series 2024-1A, Class A2, 6.174% due 1/25/54(a)	1,333,136
1,362,877		Ba2(b)	Sierra Timeshare Receivables Funding LLC, Series 2023-1A, Class D, 9.800% due 1/20/40(a)	1,404,532
3,500,000		A-	Stack Infrastructure Issuer LLC, Series 2024-1A, Class A2, 5.900% due 3/25/49(a)	3,540,760
1,000,000		NR	Stream Innovations Issuer Trust, Series 2025-1A, Class D, 8.400% due 9/15/45(a)(l)	999,902
1,760,000		A2(b)	Upstart Securitization Trust, Series 2025-1, Class A, 5.450% due 4/20/35(a)	1,752,024
2,969,313		NR	Zaxbys Funding LLC, Series 2021-1A, Class A2, 3.238% due 7/30/51(a)	2,719,880

			Total Asset-Backed Securities	98,682,476

Consumer Cyclical - 0.0%@
450,000	EUR	B+	Cirsa Finance International Sarl, 10.375% due 11/30/27(a)	540,115

Mortgage Securities - 7.1%
2,029,234		AAA	A&D Mortgage Trust, Series 2024-NQM4, Class A1, 5.464% due 8/25/69(a)	2,028,399
1,750,000		NR	ABL, Series 2024-RTL1, Class A1, step bond to yield, 6.075% due 9/25/29(a)	1,751,802
			BAMLL Re-REMIC Trust:
2,000,000		NR	Series 2024-FRR2, Class C, 1.232% due 7/27/50(a)(d)	1,811,584
2,000,000		NR	Series 2024-FRR3, Class C, 0.647% due 1/27/50(a)(d)	1,814,639
12,116		AA+	Banc of America Mortgage Trust, Series 2004-F, Class 1A1, 6.592% due 7/25/34(d)	11,643
			BBCMS Mortgage Trust:
280,000		AAA	Series 2022-C16, Class A5, 4.600% due 6/15/55(d)	273,125
590,000		AAA	Series 2023-C19, Class A2B, 5.753% due 4/15/56	598,502
250,000		AAA	Series 2024-C28, Class A5, 5.403% due 9/15/57	253,132
2,000,000		NR	BMD2 Re-Remic Trust, Series 2019-FRR1, Class 5A1, 3.441% due 5/25/52(a)(d)	1,856,671
			BMO Mortgage Trust:
280,000		AAA	Series 2022-C1, Class A5, 3.374% due 2/15/55(d)	252,684
100,000		A-(i)	Series 2024-5C6, Class C, 5.885% due 9/15/57(d)	98,750
650,000		NR	Brean Asset Backed Securities Trust, Series 2025-RM11, Class A1, 4.750% due 5/25/65(a)(d)(l)	624,762
1,215,000		BBB-(i)	BX Mortgage Trust, Series 2021-PAC, Class D, 5.742% (1-Month Term SOFR + 1.413%) due 10/15/36(a)(d)	1,205,183

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 13.2% - (continued)
Mortgage Securities - 7.1% - (continued)
		BX Trust:
$ 901,000	Aaa(b)	Series 2022-VAMF, Class A, 5.179% (1-Month Term SOFR + 0.850%) due 1/15/39(a)(d)	$899,651
969,000	A3(b)	Series 2024-BIO, Class C, 6.969% (1-Month Term SOFR + 2.640%) due 2/15/41(a)(d)	963,938
1,200,000	NR	CAFL Issuer LP, Series 2025-RRTL1, Class A1, step bond to yield, 5.684% due 5/28/40(a)(l)	1,202,988
		CIM Trust:
666,734	NR	Series 2019-R4, Class A1, 3.000% due 10/25/59(a)(d)	616,979
372,521	NR	Series 2020-R6, Class A1A, 2.250% due 12/25/60(a)(d)	338,632
1,374,979	NR	Series 2021-R1, Class A2, 2.400% due 8/25/56(a)(d)	1,244,509
680,249	NR	Series 2021-R3, Class A1A, 1.951% due 6/25/57(a)(d)	625,876
864,137	NR	Series 2021-R4, Class A1A, 2.000% due 5/1/61(a)(d)	789,946
1,702,438	NR	Series 2021-R5, Class A1, 2.000% due 8/25/61(a)(d)	1,449,827
1,935,208	NR	Series 2023-R1, Class A1A, 5.400% due 4/25/62(a)(d)	1,911,939
1,682,612	NR	Series 2023-R3, Class A1A, 4.500% due 1/25/63(a)(d)	1,683,222
		Citigroup Commercial Mortgage Trust:
285,000	Aa3(b)	Series 2016-C2, Class B, 3.176% due 8/10/49	276,497
578,328	Aaa(b)	Series 2016-C3, Class A3, 2.896% due 11/15/49	564,142
108,496	Aaa(b)	Series 2017-P7, Class AAB, 3.509% due 4/14/50	107,528
713,326	AAA(i)	COLT Mortgage Loan Trust, Series 2021-2, Class A1, 0.924% due 8/25/66(a)(d)	595,719
		Commercial Mortgage Trust:
46	PIF(i)	Series 2014-CR21, Class C, 4.697% due 12/10/47(d)(l)	45
165,000	Aaa(b)	Series 2018-COR3, Class A3, 4.228% due 5/10/51	160,457
861,601	Aa2(b)	Connecticut Avenue Securities Trust, Series 2025-R03, Class 2A1, 5.772% (30-Day Average SOFR + 1.450%) due 3/25/45(a)(d)	868,135
310,000	Aaa(b)	CSAIL Commercial Mortgage Trust, Series 2018-CX12, Class A4, 4.224% due 8/15/51(d)	301,789
2,025,000	NR	DBSG Mortgage Trust, Series 2024-ALTA, Class A, 5.946% due 6/10/37(a)(d)	2,055,962
1,750,000	AAA(i)	DOLP Trust, Series 2021-NYC, Class A, 2.956% due 5/10/41(a)	1,534,635
1,410,752	BBB+	Federal Home Loan Mortgage Corp. (FHLMC), Structured Agency Credit Risk, Series 2021-DNA6, Class M2, 5.822% (30-Day Average SOFR + 1.500%) due 10/25/41(a)(d)	1,417,141
		Federal National Mortgage Association (FNMA), ACES:
245,000	NR	Series 2021-M2S, Class A2, 1.807% due 10/25/31(d)	209,687
265,000	NR	Series 2022-M10, Class A2, 1.928% due 1/25/32(d)	226,282
2,035,000	NR	Series 2023-M2, Class 3A2, 1.979% due 4/25/32(d)	1,732,282
		Federal National Mortgage Association (FNMA), REMICS:
5,947	NR	Series 2018-57, Class QA, 3.500% due 5/25/46	5,923
4,006,643	NR	Series 2020-57, Class NI, 2.500% due 8/25/50(n)	676,202
569,479	NR	Series 2020-73, Class KI, 3.000% due 10/25/50(n)	103,478
489,781	NR	Series 2021-61, Class KI, 2.500% due 4/25/49(n)	74,836
		FHLMC Multifamily Structured Pass-Through Certificates:
2,700,000	AA+(i)	Series K104, Class XAM, 1.379% due 1/25/30(d)(n)	153,077
440,000	AAA(i)	Series K144, Class A2, 2.450% due 4/25/32	386,273
500,000	Aaa(b)	Series K146, Class A2, 2.920% due 6/25/32	451,326
736,000	Aaa(b)	Series K148, Class A2, 3.500% due 7/25/32(d)	688,435
250,000	NR	Series K154, Class A2, 3.424% due 4/25/32	241,199
320,000	AAA(i)	Series K-152, Class A2, 3.780% due 11/25/32(d)	303,527
		Freddie Mac Multifamily Structured Credit Risk:
2,000,000	NR	Series 2021-MN1, Class M2, 8.072% (30-Day Average SOFR + 3.750%) due 1/25/51(a)(d)	2,042,111
2,000,000	NR	Series 2021-MN3, Class M2, 8.322% (30-Day Average SOFR + 4.000%) due 11/25/51(a)(d)	2,068,596
2,000,000	NR	GAM RE-REMIC Trust, Series 2022-FRR3, Class BK61, zero coupon due 11/27/49(a)(m)	1,808,388
		Government National Mortgage Association (GNMA):
66,118	NR	Series 2018-124, Class NW, 3.500% due 9/20/48	60,179
3,613,413	NR	Series 2021-119, Class JG, 1.500% due 6/20/51	3,078,229
1,237,827	NR	Series 2023-53, Class SL, 3.843% (12.500% - 30-Day Average SOFR) due 4/20/53(j)	1,122,816
6,943,401	NR	Series 2024-51, Class GC, 3.500% due 7/20/48	6,649,941
		GS Mortgage Securities Corp. Trust:
1,980,000	AAA	Series 2021-DM, Class A, 5.328% (1-Month Term SOFR + 0.999%) due 11/15/36(a)(d)	1,966,198

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 13.2% - (continued)
Mortgage Securities - 7.1% - (continued)
$ 1,772,000		AA-(i)	Series 2021-IP, Class B, 5.593% (1-Month Term SOFR + 1.264%) due 10/15/36(a)(d)	$1,759,763
40,382		WR(b)	Harborview Mortgage Loan Trust, Series 2004-5, Class 2A6, 5.073% due 6/19/34(d)	38,747
			JPMDB Commercial Mortgage Securities Trust:
190,000		Aaa(b)	Series 2017-C7, Class A5, 3.409% due 10/15/50	183,296
130,000		AA-	Series 2018-C8, Class B, 4.522% due 6/15/51	122,238
1,455,386		Aaa(b)	JPMorgan Mortgage Trust, Series 2021-13, Class A3, 2.500% due 4/25/52(a)(d)	1,166,595
1,200,000		NR	KREST Commercial Mortgage Securities Trust, Series 2021-CHIP, Class B, 2.861% due 11/5/44(a)	884,816
510,000		NR	Lhome Mortgage Trust, Series 2025-RTL2, Class A1, 5.612% due 4/25/40(a)(d)(l)	510,017
1,700,000		NR	LHOME Mortgage Trust, Series 2025-RTL1, Class A1, step bond to yield, 5.652% due 1/25/40(a)	1,701,293
745,000		Aaa(b)	MCR Mortgage Trust, Series 2024-HF1, Class A, 6.122% (1-Month Term SOFR + 1.793%) due 12/15/41(a)(d)	746,333
2,000,000		NR	MFA Trust, Series 2024-RTL3, Class A1, step bond to yield, 5.913% due 11/25/39(a)	2,003,994
			Multifamily Connecticut Avenue Securities Trust:
3,031,379		NR	Series 2019-01, Class M10, 7.686% (30-Day Average SOFR + 3.364%) due 10/25/49(a)(d)	3,055,425
1,843,013		NR	Series 2020-01, Class M10, 8.186% (30-Day Average SOFR + 3.864%) due 3/25/50(a)(d)	1,874,723
2,199,375		NR	Neighborly Issuer, Series 2023-1A, Class A2, 7.308% due 1/30/53(a)	2,227,725
2,388,730		NR	NRM FHT1 Excess Owner LLC, Series 2025-FHT1, Class A, step bond to yield, 6.545% due 3/25/32(a)	2,368,497
2,209,501		AAA(i)	OBX Trust, Series 2021-NQM4, Class A1, 1.957% due 10/25/61(a)(d)	1,864,059
2,000,000		Aaa(b)	One Bryant Park Trust, Series 2019-OBP, Class A, 2.516% due 9/15/54(a)	1,800,068
3,234,000		AA	One New York Plaza Trust, Series 2020-1NYP, Class A, 5.393% (1-Month Term SOFR + 1.064%) due 1/15/36(a)(d)	3,141,666
			PRET LLC:
1,131,392		NR	Series 2022-RN2, Class A1, step bond to yield, 5.000% due 6/25/52(a)	1,132,523
2,484,220		NR	Series 2025-NPL3, Class A1, step bond to yield, 6.708% due 4/25/55(a)(l)	2,507,843
528,703		AAA	PRKCM Trust, Series 2023-AFC1, Class A1, step bond to yield, 6.598% due 2/25/58(a)	529,862
740,585		AAA(i)	PRPM LLC, Series 2022-NQM1, Class A1, step bond to yield, 5.500% due 8/25/67(a)	739,777
1,220,620		AAA(i)	RCKT Mortgage Trust, Series 2024-CES9, Class A1A, step bond to yield, 5.582% due 12/25/44(a)	1,224,947
1,974,045		NR	RCO IX Mortgage LLC, Series 2025-2, Class A1, step bond to yield, 6.513% due 4/25/30(a)(l)	1,978,021
2,547,468		NR	RFM Reremic Trust, Series 2022-FRR1, Class BK64, 1.671% due 3/1/50(a)(d)	2,342,052
			ROCK Trust:
210,000		Aaa(b)	Series 2024-CNTR, Class A, 5.388% due 11/13/41(a)	212,701
1,900,000		Aa3(b)	Series 2024-CNTR, Class B, 5.930% due 11/13/41(a)	1,938,797
3,579,789		NR	Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, 6.306% due 3/25/54(a)(d)	3,606,736
3,445,000		AA-	SDAL Trust, Series 2025-DAL, Class B, 7.269% (1-Month Term SOFR + 2.941%) due 4/15/42(a)(d)	3,474,976
3,715,000		Aaa(b)	SHR Trust, Series 2024-LXRY, Class A, 6.279% (1-Month Term SOFR + 1.950%) due 10/15/41(a)(d)	3,726,511
910,000		AAA(i)	SLG Office Trust, Series 2021-OVA, Class A, 2.585% due 7/15/41(a)	787,822
25,566		WR(b)	Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A3, 4.941% (1-Month Term SOFR + 0.614%) due 7/19/35(d)	24,988
2,000,000		NR	Toorak Mortgage Trust, Series 2025-RRTL1, Class A1, step bond to yield, 5.524% due 2/25/40(a)	1,991,013
469,980		Aaa(b)	UBS Commercial Mortgage Trust, Series 2019-C17, Class A3, 2.669% due 10/15/52	431,799
2,282,603		NR	VCAT LLC, Series 2025-NPL2, Class A1, step bond to yield, 5.977% due 1/25/55(a)	2,275,663
674,633		NR	Velocity Commercial Capital Loan Trust, Series 2019-1, Class A, 3.760% due 3/25/49(a)(d)	643,125
			Verus Securitization Trust:
619,008		AAA	Series 2021-5, Class A1, 1.013% due 9/25/66(a)(d)	529,010
2,251,335		AAA	Series 2021-7, Class A1, step bond to yield, 1.829% due 10/25/66(a)	2,014,037
447,421		A+	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR19, Class A1B3, 5.139% (1-Month Term SOFR + 0.814%) due 12/25/45(d)	447,319
			Wells Fargo Commercial Mortgage Trust:
53,927		AAA	Series 2016-BNK1, Class ASB, 2.514% due 8/15/49	53,601
367,278		Aaa(b)	Series 2016-C33, Class A3, 3.162% due 3/15/59	363,126
250,000		Aaa(b)	Series 2018-C44, Class A4, 3.948% due 5/15/51	244,876

			Total Mortgage Securities	114,909,798

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $213,598,572)	214,132,389

SOVEREIGN BONDS - 2.5%
Brazil - 0.3%
31,000,000	BRL	BB	Brazil Notas do Tesouro Nacional Serie F, 10.000% due 1/1/27	5,349,794

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 2.5% - (continued)
Canada - 0.1%
			Province of British Columbia Canada:
$ 50,000		A+	4.200% due 7/6/33	$48,496
400,000		A+	4.750% due 6/12/34	400,614
			Province of Ontario Canada:
200,000		AA-	3.100% due 5/19/27	196,370
50,000		AA-	5.050% due 4/24/34	51,265

			Total Canada	696,745

Chile - 0.1%
			Chile Government International Bonds:
200,000		A	2.750% due 1/31/27	194,670
200,000		A	3.240% due 2/6/28	193,775
45,000		A	2.550% due 1/27/32	39,096
200,000		A	3.500% due 1/25/50	139,460

			Total Chile	567,001

Colombia - 0.2%
			Colombia Government International Bonds:
200,000		BB+	8.000% due 4/20/33	205,352
375,000		BB+	8.000% due 11/14/35	375,829
930,000		BB+	4.125% due 2/22/42	582,412
8,800,000,000	COP	BBB-	Colombian TES, 7.750% due 9/18/30	1,833,700

			Total Colombia	2,997,293

Dominican Republic - 0.0%@
			Dominican Republic International Bonds:
185,000		BB	7.050% due 2/3/31(a)	192,252
300,000		BB	6.950% due 3/15/37(a)	301,320

			Total Dominican Republic	493,572

Egypt - 0.0%@
			Egypt Government International Bonds:
200,000		B-	7.600% due 3/1/29	196,481
200,000		B-	7.625% due 5/29/32	180,409

			Total Egypt	376,890

El Salvador - 0.0%@
150,000		B-	El Salvador Government International Bonds, 9.650% due 11/21/54(a)	149,832

Guatemala - 0.0%@
200,000		BB+	Guatemala Government Bonds, 6.050% due 8/6/31	200,584

Hungary - 0.0%@
200,000		BBB-	Hungary Government International Bonds, (Cost - $198,178, acquired 12/6/21), 2.125% due 9/22/31(c)	164,441

Indonesia - 0.2%
			Indonesia Government International Bonds:
80,000		BBB	4.100% due 4/24/28	79,765
445,000		BBB	2.850% due 2/14/30	412,479
120,000		BBB	2.150% due 7/28/31	103,140
200,000		BBB	3.050% due 3/12/51	128,811
29,000,000,000	IDR	NR	Indonesia Treasury Bonds, 6.875% due 4/15/29	1,804,845

			Total Indonesia	2,529,040

Israel - 0.1%
			Israel Government International Bonds:
200,000		A	5.375% due 2/19/30	201,717
400,000		A	2.750% due 7/3/30	356,298
1,735,000		A	5.750% due 3/12/54	1,541,538

			Total Israel	2,099,553

Italy - 0.0%@
200,000		Baa3u(b)	Republic of Italy Government International Bonds, 3.875% due 5/6/51	137,290

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
SOVEREIGN BONDS - 2.5% - (continued)
Ivory Coast - 0.1%
		Ivory Coast Government International Bonds:
$ 200,000	BB	8.075% due 4/1/36(a)	$189,393
500,000	BB	8.250% due 1/30/37(a)	473,984

		Total Ivory Coast	663,377

Japan - 0.0%@
200,000	A+	Japan Bank for International Cooperation, 1.875% due 7/21/26	194,808

Jordan - 0.0%@
200,000	BB-	Jordan Government International Bonds, 7.375% due 10/10/47	172,743

Kenya - 0.0%@
200,000	B-	Kenya Government International Bonds, 9.750% due 2/16/31(a)	199,950

Mexico - 0.3%
		Mexico Government International Bonds:
323,000	BBB	3.750% due 1/11/28	315,732
272,000	BBB	4.500% due 4/22/29	266,057
200,000	BBB	3.250% due 4/16/30	182,020
764,000	BBB	2.659% due 5/24/31	650,088
960,000	BBB	3.500% due 2/12/34	791,040
1,700,000	BBB	6.350% due 2/9/35	1,700,595
310,000	BBB	4.750% due 3/8/44	234,755
225,000	BBB	4.600% due 2/10/48	160,363
200,000	BBB	6.338% due 5/4/53	176,080

		Total Mexico	4,476,730

Nigeria - 0.0%@
260,000	B-	Nigeria Government International Bonds, 7.143% due 2/23/30(a)	239,576

Oman - 0.0%@
		Oman Government International Bonds:
200,000	Ba1(b)	(Cost - $210,132, acquired 12/6/21), 5.625% due 1/17/28(c)	202,392
200,000	Ba1(b)	7.000% due 1/25/51(a)	206,368

		Total Oman	408,760

Panama - 0.2%
		Panama Government International Bonds:
210,000	BBB-	3.875% due 3/17/28	201,117
500,000	BBB-	3.160% due 1/23/30	440,225
200,000	BBB-	2.252% due 9/29/32	147,650
350,000	BBB-	3.298% due 1/19/33	275,888
750,000	BBB-	6.400% due 2/14/35	709,125
530,000	BBB-	4.500% due 5/15/47	348,501
10,000	BBB-	4.500% due 4/1/56	6,140
2,565,000	BBB-	4.500% due 1/19/63	1,552,543

		Total Panama	3,681,189

Paraguay - 0.0%@
200,000	BB+	Paraguay Government International Bonds, 5.400% due 3/30/50	168,750

Peru - 0.1%
		Peruvian Government International Bonds:
650,000	BBB-	2.783% due 1/23/31	574,600
100,000	BBB-	3.000% due 1/15/34	83,545
70,000	BBB-	6.550% due 3/14/37	74,363
290,000	BBB-	5.625% due 11/18/50	270,367
50,000	BBB-	3.550% due 3/10/51	33,638
190,000	BBB-	2.780% due 12/1/60	99,702

		Total Peru	1,136,215

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 2.5% - (continued)
Philippines - 0.1%
			Philippine Government International Bonds:
$ 360,000		BBB+	1.648% due 6/10/31	$303,718
550,000		BBB+	1.950% due 1/6/32	463,072

			Total Philippines	766,790

Poland - 0.0%@
			Republic of Poland Government International Bonds:
50,000		A-	5.500% due 11/16/27	51,566
100,000		A-	4.875% due 10/4/33	98,131
50,000		A-	5.500% due 4/4/53	45,582
100,000		A-	5.500% due 3/18/54	90,855

			Total Poland	286,134

Senegal - 0.0%@
200,000		B	Senegal Government International Bonds, 7.750% due 6/10/31	161,750

South Africa - 0.1%
200,000		BB-	Republic of South Africa Government International Bonds, 7.100% due 11/19/36(a)	193,888
32,010,000	ZAR	BB	South Africa Government Bonds, 8.000% due 1/31/30	1,735,354

			Total South Africa	1,929,242

South Korea - 0.0%@
			Export-Import Bank of Korea:
200,000		AA	1.125% due 12/29/26	190,131
200,000		AA	5.250% due 1/14/35	205,483

			Total South Korea	395,614

Supranational - 0.1%
			International Bank for Reconstruction & Development:
100,000		AAA	3.125% due 6/15/27	98,374
100,000		Aaa(b)	2.500% due 11/22/27	96,669
200,000		AAA	1.375% due 4/20/28	185,878
150,000		AAA	3.500% due 7/12/28	148,088
100,000		AAA	3.625% due 9/21/29	98,567
100,000		AAA	4.000% due 7/25/30	99,813
100,000		AAA	4.500% due 4/10/31	101,965
300,000		AAA	4.625% due 1/15/32	307,069
500,000		AAA	3.875% due 8/28/34	478,982

			Total Supranational	1,615,405

Turkey - 0.0%@
200,000		B1(b)	Istanbul Metropolitan Municipality, 10.500% due 12/6/28(a)	213,878

United Kingdom - 0.5%
			United Kingdom Gilt:
3,200,000	GBP	Aa3u(b)	(Cost - $4,061,940, acquired 12/3/24), 4.125% due 7/22/29(c)	4,318,089
3,205,000	GBP	AA-u(i)	(Cost - $3,902,315, acquired 3/6/24), 3.250% due 1/31/33(c)	3,989,621

			Total United Kingdom	8,307,710

Uruguay - 0.0%@
			Uruguay Government International Bonds:
100,000		BBB+	5.750% due 10/28/34	104,250
50,000		BBB+	5.442% due 2/14/37	50,259
100,000		BBB+	5.100% due 6/18/50	89,993
50,000		BBB+	4.975% due 4/20/55	43,123

			Total Uruguay	287,625

			TOTAL SOVEREIGN BONDS (Cost - $41,566,864)	41,068,281

ASSET-BACKED SECURITIES - 1.8%
Automobiles - 1.5%
1,235,000		BBB	American Credit Acceptance Receivables Trust, Series 2025-2, Class D, 5.500% due 7/14/31(a)	1,236,792
759,000		BBB(i)	AutoNation Finance Trust, Series 2025-1A, Class D, 5.630% due 9/10/32(a)	762,978

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
ASSET-BACKED SECURITIES - 1.8% - (continued)
Automobiles - 1.5% - (continued)
		Avis Budget Rental Car Funding AESOP LLC:
$ 4,000,000	Aaa(b)	Series 2024-3A, Class A, 5.230% due 12/20/30(a)	$4,067,890
440,000	Baa3(b)	Series 2024-3A, Class C, 6.110% due 12/20/30(a)	442,134
1,600,000	Baa3(b)	Series 2025-1A, Class C, 5.870% due 8/20/29(a)	1,605,022
1,080,000	BBB	Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class D, 5.620% due 3/17/31	1,083,884
		Carmax Auto Owner Trust:
870,000	AAA	Series 2025-2, Class A4, 4.650% due 11/15/30	866,137
570,000	AA-	Series 2025-2, Class C, 5.160% due 1/15/31	568,670
1,850,000	BBB	Consumer Portfolio Services Auto Trust, Series 2025-B, Class D, 5.560% due 7/15/31(a)	1,866,535
1,000,000	Baa3(b)	Drive Auto Receivables Trust, Series 2025-1, Class D, 5.410% due 9/15/32	1,004,556
1,440,000	AAA	Enterprise Fleet Financing LLC, Series 2025-2, Class A4, 4.580% due 12/22/31(a)	1,444,451
		Exeter Select Automobile Receivables Trust:
1,500,000	AA	Series 2025-1, Class B, 4.870% due 8/15/31	1,503,122
1,200,000	A	Series 2025-1, Class C, 5.400% due 8/15/31	1,211,038
583,000	AAA	Ford Credit Floorplan Master Owner Trust A, Series 2018-4, Class A, 4.060% due 11/15/30	576,288
1,800,000	BBB	GLS Auto Receivables Issuer Trust, Series 2025-2A, Class D, 5.590% due 1/15/31(a)	1,816,673
270,000	Aaa(b)	Hertz Vehicle Financing III LLC, Series 2023-4A, Class A, 6.150% due 3/25/30(a)	279,782
354,000	AAA	Hyundai Auto Receivables Trust, Series 2023-C, Class A3, 5.540% due 10/16/28	358,170
933,000	AA	Octane Receivables Trust, Series 2024-1A, Class B, 5.660% due 5/20/30(a)	941,545
2,000,000	Baa2(b)	Santander Drive Auto Receivables Trust, Series 2024-2, Class D, 6.280% due 8/15/31	2,054,024
505,000	BBB+	Westlake Automobile Receivables Trust, Series 2023-2A, Class D, 7.010% due 11/15/28(a)	516,251

		Total Automobiles	24,205,942

Credit Cards - 0.2%
		American Express Credit Account Master Trust:
118,000	Aaa(b)	Series 2022-3, Class A, 3.750% due 8/15/27	117,817
275,000	AAA	Series 2023-2, Class A, 4.800% due 5/15/30	279,287
462,000	AAA	Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A, 4.950% due 10/15/27	462,575
		Perimeter Master Notes Business Trust:
1,100,000	NR	Series 2025-1A, Class A, 5.580% due 12/16/30(a)	1,102,224
999,000	NR	Series 2025-1A, Class B, 6.120% due 12/16/30(a)	1,002,361

		Total Credit Cards	2,964,264

Student Loans - 0.1%
816,647	Aaa(b)	ECMC Group Student Loan Trust, Series 2017-2A, Class A, 5.486% (30-Day Average SOFR + 1.164%) due 5/25/67(a)(d)	812,467
903,232	AA+	Navient Student Loan Trust, Series 2017-3A, Class A3, 5.486% (30-Day Average SOFR + 1.164%) due 7/26/66(a)(d)	905,229
520,113	AAA	Nelnet Student Loan Trust, Series 2006-1, Class A6, 5.040% (3-Month Term SOFR + 0.712%) due 8/23/36(a)(d)	516,734

		Total Student Loans	2,234,430

		TOTAL ASSET-BACKED SECURITIES (Cost - $29,253,370)	29,404,636

Shares/Units
OPEN END MUTUAL FUND SECURITIES - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
64,000		iShares iBoxx $ High Yield Corporate Bond ETF	5,092,480
7,300		SPDR Portfolio High Yield Bond ETF	171,550

		TOTAL OPEN END MUTUAL FUND SECURITIES (Cost - $5,126,338)	5,264,030

Face Amount/Units†
SENIOR LOANS - 0.2%
Airlines - 0.0%@
$ 50,000	NR	VistaJet Malta Finance PLC, 8.048% (3-Month CME Term SOFR + 3.750%) due 4/1/31(d)	50,052

Building Materials - 0.0%@
370,884	NR	CP Atlas Buyer Inc., 8.177% (1-Month CME Term SOFR + 3.750%) due 11/23/27(d)	352,868

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
SENIOR LOANS - 0.2% - (continued)
Healthcare - Services - 0.1%
		ModivCare Inc.:
$ 141,195	NR	11.708% (3-Month CME Term SOFR + 7.500%) due 1/12/26(d)	$109,779
817,929	NR	9.049% (3-Month CME Term SOFR + 4.750%) due 7/1/31(d)	563,234

		Total Healthcare - Services	673,013

Insurance - 0.1%
997,906	NR	Asurion LLC, 7.691% (1-Month CME Term SOFR + 3.250%) due 12/23/26(d)	998,251

Software - 0.0%@
371,250	NR	Rocket Software Inc., 8.577% (1-Month CME Term SOFR + 4.250%) due 11/28/28(d)	372,228

Telecommunications - 0.0%@
530,000	NR	Lumen Technologies Inc. due 4/15/30(o)	525,511

		TOTAL SENIOR LOANS (Cost - $3,251,802)	2,971,923

MUNICIPAL BONDS - 0.1%
California - 0.1%
310,000	AA-	California Health Facilities Financing Authority, Revenue Bonds, 3.000% due 8/15/51	216,926
100,000	AA-	California State University, Revenue Bonds, Series B, 5.183% due 11/1/53	91,534
205,000	A	Los Angeles Department of Water & Power, Revenue Bonds, 6.574% due 7/1/45	212,240
		State of California, GO:
150,000	AA-	5.875% due 10/1/41	152,095
100,000	AA-	4.600% due 4/1/38	101,261
		University of California, Revenue Bonds:
25,000	AA	Series AD, 4.858% due 5/15/12	20,236
266,000	AA	Series AQ, 4.767% due 5/15/15	211,252
90,000	AA	Series BF, 2.650% due 5/15/50	55,288

		Total California	1,060,832

Connecticut - 0.0%@
200,000	AA-	State of Connecticut, GO, 5.850% due 3/15/32	212,409

Florida - 0.0%@
50,000	AA	State Board of Administration Finance Corp., Series A, Revenue Bonds, 5.526% due 7/1/34	50,503

Illinois - 0.0%@
150,000	A+	Chicago O’Hare International Airport, Revenue Bonds, Series C, 4.472% due 1/1/49	126,933
235,294	A-	State of Illinois, GO, 5.100% due 6/1/33	234,081

		Total Illinois	361,014

Minnesota - 0.0%@
260,000	AA	University of Minnesota, Revenue Bonds, 4.048% due 4/1/52	201,856

New Jersey - 0.0%@
215,000	Aa3(b)	Jersey City Municipal Utilities Authority, Revenue Bonds, Series B, 5.470% due 5/15/27	216,519
85,000	A-	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series B, 6.561% due 12/15/40	91,015

		Total New Jersey	307,534

New York - 0.0%@
100,000	AA	City of New York, GO, 5.263% due 10/1/52	93,131
150,000	AA-	Port Authority of New York & New Jersey, Revenue Bonds, Series 239, 5.072% due 7/15/53	137,915

		Total New York	231,046

Texas - 0.0%@
40,000	AA-	Dallas Fort Worth International Airport, Revenue Bonds, Series A 3.144% due 11/1/45	29,170

		TOTAL MUNICIPAL BONDS (Cost - $2,774,366)	2,454,364

Shares/Units
COMMON STOCK - 0.0%@
Telecommunications - 0.0%@
11,289		Intelsat SA*(h)
		(Cost - $848,528)	467,438

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $1,604,199,607)	1,565,944,391

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Security	Value
SHORT-TERM INVESTMENTS - 7.7%
TIME DEPOSITS - 6.7%
497	AUD	ANZ National Bank - Hong Kong, 2.570% due 6/2/25	$320
		BBH - New York:
1,697	EUR	1.080% due 6/2/25	1,927
15,487	ZAR	5.450% due 6/2/25	861
		Citibank - London:
5,037	EUR	1.080% due 6/2/25	5,719
583	GBP	3.170% due 6/2/25	786
$ 7,309,330		Citibank - New York, 3.680% due 6/2/25	7,309,330
56,149,348		JPMorgan Chase & Co. - New York, 3.680% due 6/2/25	56,149,348
419		Royal Bank of Canada - Toronto, 3.680% due 6/2/25	419
44,681,890		Sumitomo Mitsui Banking Corp. - Tokyo, 3.680% due 6/2/25	44,681,890

		TOTAL TIME DEPOSITS (Cost - $108,150,600)	108,150,600

U.S. GOVERNMENT OBLIGATION - 1.0%
16,500,000		U.S. Treasury Bills, 4.237% due 7/10/25(p) (Cost - $16,426,554)	16,426,554

		TOTAL SHORT-TERM INVESTMENTS (Cost - $124,577,154)	124,577,154

		TOTAL INVESTMENTS - 103.9% (Cost - $1,728,776,761)	1,690,521,545

		Liabilities in Excess of Other Assets - (3.9)%	(62,702,347)

		TOTAL NET ASSETS - 100.0%	$1,627,819,198

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2025, amounts to $361,552,967 and represents 22.2% of net assets.

(b)	Rating by Moody’s Investors Service.
(c)	The aggregate value of restricted securities (excluding 144A holdings) at May 31, 2025, amounts to $28,365,619 and represents 1.7% of net assets.
(d)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2025.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	When-issued security.
(g)	Security is currently in default.
(h)	Illiquid security.
(i)	Rating by Fitch Ratings Service.
(j)	Inverse Floating Rate Security - interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of May 31, 2025.
(k)	This security is traded on a TBA basis (see Note 1).
(l)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(m)	Principal only security.
(n)	Interest only security.
(o)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Rate shown represents yield-to-maturity.
#	Security that used significant unobservable inputs to determine fair value. At May 31, 2025, the Fund held Level 3 security with a value of $0, representing 0.0% of net assets.

At May 31, 2025, for Core Fixed Income Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Core Fixed Income Fund	$ 1,728,776,761	$ 20,620,226	$ (59,943,560)	$ (39,323,334)

Abbreviations used in this schedule:

ACES	—	Alternative Credit Enhancement Securities
CLO	—	Collateralized Loan Obligation
CME	—	Chicago Mercantile Exchange
CMT	—	Constant Maturity Treasury Rate
DAC	—	Designated Activity Company
EURIBOR	—	Euro Interbank Offered Rate
ETF	—	Exchange-Traded Fund
GO	—	General Obligation
IBOR	—	Interbank Offered Rate
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduits
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	28.6%
Mortgage-Backed Securities	27.9
U.S. Government Agencies & Obligations	18.6
Collateralized Mortgage Obligations	12.7
Sovereign Bonds	2.4
Asset-Backed Securities	1.7
Open End Mutual Fund Securities	0.3
Senior Loans	0.2
Municipal Bonds	0.2
Common Stock	0.0 *
Short-Term Investments	7.4

Total Investments	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 31, 2025, Core Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Note Futures	713	9/25	$147,746,291	$147,902,938	$156,647
U.S. Treasury 5-Year Note Futures	592	9/25	63,851,797	64,047,000	195,203
U.S. Treasury 10-Year Note Futures	188	9/25	20,687,761	20,821,000	133,239
U.S. Treasury Long Bond Futures	110	9/25	12,185,680	12,405,938	220,258
U.S. Treasury Ultra Long Bond Futures	197	9/25	22,661,156	22,864,312	203,156

					908,503

Contracts to Sell:
Euro-Bobl Futures	27	6/25	3,639,777	3,652,654	(12,877)
Euro-Bund Futures	54	6/25	8,057,054	8,045,404	11,650
U.S. Treasury Ultra Long Bond Futures	2	9/25	232,375	232,125	250
U.S. Ultra Long Bond Futures	202	9/25	22,572,475	22,734,468	(161,993)

					(162,970)

Net Unrealized Appreciation on Open Exchange-Traded Futures Contracts					$745,533

At May 31, 2025, Core Fixed Income Fund had deposited cash of $8,528,290 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 31, 2025, Core Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	3,710,000	USD	2,313,037	GSC	$2,392,576	6/30/25	$79,539
Brazilian Real	3,000,000	USD	512,558	GSC	521,293	6/30/25	8,735
British Pound	1,000,000	USD	1,337,470	GSC	1,347,622	6/30/25	10,152
Euro	3,200,000	USD	3,663,424	GSC	3,639,892	6/30/25	(23,532)
Euro	1,350,000	USD	1,544,360	GSC	1,535,580	6/30/25	(8,780)
Euro	700,000	USD	795,515	GSC	796,226	6/30/25	711
Euro	950,000	USD	1,033,125	GSC	1,080,593	6/30/25	47,468
Japanese Yen	250,000,000	USD	1,769,849	GSC	1,742,692	6/30/25	(27,157)

							87,136

Contracts to Sell:
Australian Dollar	3,710,000	USD	2,333,516	GSC	2,392,576	6/30/25	(59,060)
Brazilian Real	33,490,000	USD	5,782,612	GSC	5,819,362	6/30/25	(36,750)
British Pound	8,627,500	USD	11,146,040	GSC	11,626,607	6/30/25	(480,567)
Euro	24,870,000	USD	26,995,515	GSC	28,288,785	6/30/25	(1,293,270)
South African Rand	35,835,000	USD	1,957,631	CITI	1,988,771	6/30/25	(31,140)

							(1,900,787)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(1,813,651)

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Currency abbreviations used in this schedule:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
COP	—	Colombian Peso
EUR	—	Euro
GBP	—	British Pound
IDR	—	Indonesian Rupiah
USD	—	United States Dollar
ZAR	—	South African Rand

Counterparty abbreviations used in this schedule:

CITI	—	Citigroup Global Markets Inc.
GSC	—	Goldman Sachs & Co.

See pages 258-260 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 96.2%
Advertising - 0.7%
$ 1,015,000	B	Neptune Bidco US Inc., Senior Secured Notes, 9.290% due 4/15/29(a)	$962,245

Airlines - 1.3%
405,000	BBB-	Air Canada, Senior Secured Notes, 3.875% due 8/15/26(a)	400,098
		American Airlines Inc., Senior Secured Notes:
615,000	BB-	7.250% due 2/15/28(a)	621,585
240,000	BB	8.500% due 5/15/29(a)	248,800
		United Airlines Inc., Senior Secured Notes:
106,000	BBB-	4.375% due 4/15/26(a)	104,813
451,000	BBB-	4.625% due 4/15/29(a)	428,650

		Total Airlines	1,803,946

Banks - 0.4%
475,000	BB	Walker & Dunlop Inc., Company Guaranteed Notes, 6.625% due 4/1/33(a)	479,030

Building Materials - 0.6%
		Standard Industries Inc., Senior Unsecured Notes:
252,000	BB	5.000% due 2/15/27(a)	250,437
615,000	BB	3.375% due 1/15/31(a)	544,624

		Total Building Materials	795,061

Chemicals - 1.9%
901,000	B	Consolidated Energy Finance SA, Company Guaranteed Notes, 5.625% due 10/15/28(a)	731,435
		Methanex Corp., Senior Unsecured Notes:
215,000	BB	5.125% due 10/15/27	213,356
4,000	BB	5.250% due 12/15/29	3,883
800,000	BB	Methanex US Operations Inc., Company Guaranteed Notes, 6.250% due 3/15/32(a)	774,862
557,000	BB-	Minerals Technologies Inc., Company Guaranteed Notes, 5.000% due 7/1/28(a)	541,588
435,500	CCC-	Trinseo Luxco Finance SPV Sarl/Trinseo NA Finance SPV LLC, Secured Notes, 7.625% (5.125% cash and 2.500% PIK until 2/15/28 then 7.625% until 5/3/29) due 5/3/29(a)(b)	261,300

		Total Chemicals	2,526,424

Coal - 0.1%
152,000	BB+	Warrior Met Coal Inc., Senior Secured Notes, 7.875% due 12/1/28(a)	154,905

Commercial Services - 7.1%
		Avis Budget Car Rental LLC/Avis Budget Finance Inc., Company Guaranteed Notes:
306,000	B+	5.375% due 3/1/29(a)	288,793
170,000	B+	8.250% due 1/15/30(a)	172,680
207,000	B+	8.375% due 6/15/32(a)	208,759
390,000	BB+	Block Inc., Senior Unsecured Notes, 6.500% due 5/15/32(a)	399,271
510,000	BB	Boost Newco Borrower LLC, Senior Secured Notes, 7.500% due 1/15/31(a)	539,989
709,000	B-	Champions Financing Inc., Senior Secured Notes, 8.750% due 2/15/29(a)	660,944
		Deluxe Corp.:
822,000	CCC+	Company Guaranteed Notes, 8.000% due 6/1/29(a)	763,278
390,000	B+	Senior Secured Notes, 8.125% due 9/15/29(a)	395,425
		EquipmentShare.com Inc.:
522,000	B	Secured Notes, 8.625% due 5/15/32(a)	546,884
395,000	B	Senior Secured Notes, 8.000% due 3/15/33(a)	406,187
		Herc Holdings Escrow Inc., Senior Unsecured Notes:
219,000	BB-	7.000% due 6/15/30(a)	225,588
455,000	BB-	7.250% due 6/15/33(a)	468,733
		Hertz Corp. (The):
367,000	CCC+	Company Guaranteed Notes, 4.625% due 12/1/26(a)	324,138
315,000	B	Senior Secured Notes, 12.625% due 7/15/29(a)	320,987
890,000	B	Mobius Merger Sub Inc., Senior Secured Notes, 9.000% due 6/1/30(a)	790,336

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 96.2% - (continued)
Commercial Services - 7.1% - (continued)
		Prime Security Services Borrower LLC/Prime Finance Inc.:
$ 540,000	B	Secured Notes, 6.250% due 1/15/28(a)	$539,823
231,000	BB	Senior Secured Notes, 3.375% due 8/31/27(a)	222,014
522,000	BB-	Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Company Guaranteed Notes, 6.750% due 8/15/32(a)	532,914
610,000	B+	Veritiv Operating Co., Senior Secured Notes, 10.500% due 11/30/30(a)	649,728
684,000	B	VM Consolidated Inc., Company Guaranteed Notes, 5.500% due 4/15/29(a)	677,489
544,000	B	WEX Inc., Company Guaranteed Notes, 6.500% due 3/15/33(a)	538,172

		Total Commercial Services	9,672,132

Computers - 0.6%
520,000	B	Fortress Intermediate 3 Inc., Senior Secured Notes, 7.500% due 6/1/31(a)	538,075
62,000	B+	NCR Voyix Corp., Company Guaranteed Notes, 5.125% due 4/15/29(a)	60,498
210,000	BB	Seagate HDD Cayman, Company Guaranteed Notes, 4.091% due 6/1/29(a)	201,000

		Total Computers	799,573

Cosmetics/Personal Care - 1.2%
718,000	BB	Edgewell Personal Care Co., Company Guaranteed Notes, 4.125% due 4/1/29(a)	672,169
940,000	B+	Perrigo Finance Unlimited Co., Company Guaranteed Notes, 6.125% due 9/30/32	939,030

		Total Cosmetics/Personal Care	1,611,199

Diversified Financial Services - 8.0%
414,000	BB+	Air Lease Corp., Junior Subordinated Notes, 4.650% (5-Year CMT Index + 4.076%)(c)(d)	408,261
735,000	BB	Aircastle Ltd., Junior Subordinated Notes, 5.250% (5-Year CMT Index + 4.410%)(a)(c)(d)	731,709
1,052,000	BB+	Ally Financial Inc., Subordinated Notes, 6.700% due 2/14/33	1,068,834
345,000	BB-	Bread Financial Holdings Inc., Company Guaranteed Notes, 9.750% due 3/15/29(a)	368,075
		Burford Capital Global Finance LLC, Company Guaranteed Notes:
724,000	BB	6.250% due 4/15/28(a)	720,997
149,000	BB	9.250% due 7/1/31(a)	158,871
905,000	CCC	Cobra AcquisitionCo LLC, Company Guaranteed Notes, 6.375% due 11/1/29(a)	765,644
627,000	BB	Credit Acceptance Corp., Company Guaranteed Notes, 9.250% due 12/15/28(a)	663,758
416,000	BB-	EZCORP Inc., Company Guaranteed Notes, 7.375% due 4/1/32(a)	433,616
715,000	B	Focus Financial Partners LLC, Senior Secured Notes, 6.750% due 9/15/31(a)	723,805
		goeasy Ltd.:
395,000	BB-	Company Guaranteed Notes, 6.875% due 5/15/30(a)	390,424
297,000	BB-	Senior Unsecured Notes, 7.625% due 7/1/29(a)	300,213
		Jane Street Group/JSG Finance Inc., Senior Secured Notes:
200,000	BB	4.500% due 11/15/29(a)	192,793
405,000	BB	7.125% due 4/30/31(a)	423,440
440,000	BB	6.125% due 11/1/32(a)	440,973
534,000	B1(e)	LFS Topco LLC, Company Guaranteed Notes, 5.875% due 10/15/26(a)	529,648
		OneMain Finance Corp., Company Guaranteed Notes:
119,000	BB	6.625% due 5/15/29	120,106
231,000	BB	5.375% due 11/15/29	224,001
308,000	BB	7.500% due 5/15/31	316,604
705,000	B-	Planet Financial Group LLC, Company Guaranteed Notes, 10.500% due 12/15/29(a)	695,169
505,000	B1(e)	Rfna LP, Senior Unsecured Notes, 7.875% due 2/15/30(a)	506,630
710,000	B+	VFH Parent LLC/Valor Co.-Issuer Inc., Senior Secured Notes, 7.500% due 6/15/31(a)	740,813

		Total Diversified Financial Services	10,924,384

Electric - 4.4%
638,000	BB+	Atlantica Sustainable Infrastructure Ltd., Company Guaranteed Notes, 4.125% due 6/15/28(a)	612,532
523,000	B+	Calpine Corp., Senior Unsecured Notes, 5.000% due 2/1/31(a)	507,524
700,000	BB	Clearway Energy Operating LLC, Company Guaranteed Notes, 3.750% due 1/15/32(a)	615,465
		NRG Energy Inc., Company Guaranteed Notes:
174,000	BB	5.750% due 1/15/28	174,719
290,000	BB	5.250% due 6/15/29(a)	286,935
597,000	BB	3.625% due 2/15/31(a)	541,811
170,000	BB	6.250% due 11/1/34(a)	170,116

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 96.2% - (continued)
Electric - 4.4% - (continued)
$ 910,000	Ba3(e)	Pattern Energy Operations LP/Pattern Energy Operations Inc., Company Guaranteed Notes, 4.500% due 8/15/28(a)	$873,750
		Vistra Operations Co. LLC:
		Company Guaranteed Notes:
170,000	BB+	7.750% due 10/15/31(a)	180,371
320,000	BB+	6.875% due 4/15/32(a)	333,066
546,000	BBB-	Senior Secured Notes, 4.300% due 7/15/29(a)	532,013
		XPLR Infrastructure Operating Partners LP:
445,000	BB	Company Guaranteed Notes, 4.500% due 9/15/27(a)	430,649
690,000	BB	Senior Unsecured Notes, 7.250% due 1/15/29(a)	693,867

		Total Electric	5,952,818

Electrical Components & Equipment - 0.8%
		EnerSys, Company Guaranteed Notes:
485,000	BB+	4.375% due 12/15/27(a)	469,673
29,000	BB+	6.625% due 1/15/32(a)	29,648
504,000	BB	WESCO Distribution Inc., Company Guaranteed Notes, 6.375% due 3/15/33(a)	513,717

		Total Electrical Components & Equipment	1,013,038

Electronics - 1.0%
700,000	BB	Imola Merger Corp., Senior Secured Notes, 4.750% due 5/15/29(a)	671,206
730,000	BB-	TTM Technologies Inc., Company Guaranteed Notes, 4.000% due 3/1/29(a)	694,798

		Total Electronics	1,366,004

Entertainment - 2.8%
755,000	B+	Banijay Entertainment SAS, Senior Secured Notes, 8.125% due 5/1/29(a)	784,182
95,000	B-	Caesars Entertainment Inc., Company Guaranteed Notes, 4.625% due 10/15/29(a)	88,893
675,000	BBB-	Flutter Treasury DAC, Senior Secured Notes, 5.875% due 6/4/31(a)	678,797
780,000	B-	Ontario Gaming GTA LP/OTG Co.-Issuer Inc., Senior Secured Notes, 8.000% due 8/1/30(a)	771,592
753,000	B+	SeaWorld Parks & Entertainment Inc., Company Guaranteed Notes, 5.250% due 8/15/29(a)	724,180
755,000	B	Voyager Parent LLC, Senior Secured Notes, 9.250% due 7/1/32(a)	780,514

		Total Entertainment	3,828,158

Environmental Control - 0.3%
		Reworld Holding Corp., Company Guaranteed Notes:
240,000	B	4.875% due 12/1/29(a)	227,450
208,000	B	5.000% due 9/1/30	194,437

		Total Environmental Control	421,887

Food - 1.9%
		Albertsons Cos Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Company Guaranteed Notes:
372,000	BB+	5.875% due 2/15/28(a)	371,952
505,000	BB+	3.500% due 3/15/29(a)	474,955
1,033,000	B-	C&S Group Enterprises LLC, Company Guaranteed Notes, 5.000% due 12/15/28(a)	881,704
131,000	BB	Land O’Lakes Capital Trust I, Limited Guaranteed Notes, 7.450% due 3/15/28(a)	130,267
		Performance Food Group Inc., Company Guaranteed Notes:
347,000	BB	5.500% due 10/15/27(a)	345,871
360,000	BB	4.250% due 8/1/29(a)	343,406

		Total Food	2,548,155

Forest Products & Paper - 0.6%
886,000	B+	Magnera Corp., Company Guaranteed Notes, 4.750% due 11/15/29(a)	752,069

Gas - 0.5%
		Venture Global Plaquemines LNG LLC, Senior Secured Notes:
97,000	(P)BB+	7.500% due 5/1/33(a)	101,421
558,000	(P)BB+	7.750% due 5/1/35(a)	588,114

		Total Gas	689,535

Healthcare - Products - 1.2%
470,000	B+	Insulet Corp., Senior Unsecured Notes, 6.500% due 4/1/33(a)	483,575
402,000	BB-	Medline Borrower LP, Senior Secured Notes, 3.875% due 4/1/29(a)	378,967

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 96.2% - (continued)
Healthcare - Products - 1.2% - (continued)
$ 285,000	BB-	Medline Borrower LP/Medline Co.-Issuer Inc., Senior Secured Notes, 6.250% due 4/1/29(a)	$290,362
462,000	BB-	Sotera Health Holdings LLC, Senior Secured Notes, 7.375% due 6/1/31(a)	480,637

		Total Healthcare - Products	1,633,541

Healthcare - Services - 2.6%
778,000	B	Concentra Health Services Inc., Company Guaranteed Notes, 6.875% due 7/15/32(a)	801,400
637,000	BB-	DaVita Inc., Company Guaranteed Notes, 6.750% due 7/15/33(a)	644,162
750,000	CCC+	LifePoint Health Inc., Company Guaranteed Notes, 5.375% due 1/15/29(a)	708,560
		Molina Healthcare Inc., Senior Unsecured Notes:
715,000	BB	3.875% due 11/15/30(a)	654,010
160,000	BB	6.250% due 1/15/33(a)	159,886
535,000	B	Select Medical Corp., Company Guaranteed Notes, 6.250% due 12/1/32(a)	529,777

		Total Healthcare - Services	3,497,795

Home Builders - 0.4%
		Mattamy Group Corp., Senior Unsecured Notes:
201,000	BB+	5.250% due 12/15/27(a)	199,994
371,000	BB+	4.625% due 3/1/30(a)	349,429

		Total Home Builders	549,423

Insurance - 2.2%
590,000	B	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Senior Secured Notes, 6.500% due 10/1/31(a)	595,472
520,000	B	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, Senior Secured Notes, 7.125% due 5/15/31(a)	536,321
705,000	B	Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Senior Secured Notes, 7.250% due 2/15/31(a)	724,247
557,000	B-	Jones Deslauriers Insurance Management Inc., Senior Secured Notes, 8.500% due 3/15/30(a)	585,221
585,000	B	Panther Escrow Issuer LLC, Senior Secured Notes, 7.125% due 6/1/31(a)	605,174

		Total Insurance	3,046,435

Internet - 2.4%
582,000	B+	Cogent Communications Group Inc./Cogent Communications Finance Inc., Company Guaranteed Notes, 7.000% due 6/15/27(a)	585,584
210,000	B+	Cogent Communications Group LLC, Company Guaranteed Notes, 7.000% due 6/15/27(a)	210,956
		Gen Digital Inc., Company Guaranteed Notes:
101,000	BB-	6.750% due 9/30/27(a)	102,822
198,000	BB-	7.125% due 9/30/30(a)	204,517
354,000	BB-	6.250% due 4/1/33(a)	358,788
784,000	B-	GrubHub Holdings Inc., Company Guaranteed Notes, (Cost - $736,741, acquired 3/3/21), 5.500% due 7/1/27(a)(f)	724,876
490,000	B-	ION Trading Technologies Sarl, Senior Secured Notes, 5.750% due 5/15/28(a)	474,262
		Match Group Holdings II LLC, Senior Unsecured Notes:
434,000	BB	4.125% due 8/1/30(a)	400,647
149,000	BB	3.625% due 10/1/31(a)	130,417

		Total Internet	3,192,869

Iron/Steel - 2.6%
		ATI Inc., Senior Unsecured Notes:
484,000	BB-	4.875% due 10/1/29	469,480
210,000	BB-	5.125% due 10/1/31	202,752
		Cleveland-Cliffs Inc.:
		Company Guaranteed Notes:
80,000	BB-	5.875% due 6/1/27	78,813
330,000	BB-	7.000% due 3/15/32(a)	285,131
660,000	Ba3(e)	7.375% due 5/1/33(a)	572,125
48,000	B	Senior Unsecured Notes, 6.250% due 10/1/40	34,903
665,000	BB+	Commercial Metals Co., Senior Unsecured Notes, 3.875% due 2/15/31	601,900
		Mineral Resources Ltd., Senior Unsecured Notes:
268,000	Ba3(e)	8.125% due 5/1/27(a)	268,428
398,000	Ba3(e)	9.250% due 10/1/28(a)	406,125
639,000	Ba3(e)	8.500% due 5/1/30(a)	633,510

		Total Iron/Steel	3,553,167

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 96.2% - (continued)
Leisure Time - 2.7%
		Carnival Corp.:
		Company Guaranteed Notes:
$ 361,000	BB+	5.750% due 3/1/27(a)	$362,382
749,000	BB+	6.000% due 5/1/29(a)	751,592
120,000	BBB-	Senior Secured Notes, 7.000% due 8/15/29(a)	126,011
		NCL Corp., Ltd.:
		Senior Secured Notes:
270,000	BB-	5.875% due 2/15/27(a)	270,209
230,000	BB	8.125% due 1/15/29(a)	242,299
		Senior Unsecured Notes:
374,000	B+	7.750% due 2/15/29(a)	393,497
350,000	B+	6.250% due 3/1/30(a)	346,461
180,000	B+	NCL Finance Ltd., Company Guaranteed Notes, 6.125% due 3/15/28(a)	181,260
		Royal Caribbean Cruises Ltd., Senior Unsecured Notes:
290,000	BBB-	6.250% due 3/15/32(a)	293,806
735,000	BBB-	6.000% due 2/1/33(a)	737,718

		Total Leisure Time	3,705,235

Lodging - 2.3%
961,000	B	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., Company Guaranteed Notes, 4.875% due 7/1/31(a)	862,348
820,000	BB-	Melco Resorts Finance Ltd., Senior Unsecured Notes, 5.375% due 12/4/29(a)	755,045
722,000	B	Station Casinos LLC, Company Guaranteed Notes, 6.625% due 3/15/32(a)	723,469
		Travel + Leisure Co., Senior Secured Notes:
245,000	BB-	6.000% due 4/1/27	246,936
540,000	BB-	4.500% due 12/1/29(a)	512,494

		Total Lodging	3,100,292

Media - 5.9%
345,000	BB+	Belo Corp., Company Guaranteed Notes, 7.750% due 6/1/27	356,597
905,000	B	Cable One Inc., Company Guaranteed Notes, 4.000% due 11/15/30(a)	701,698
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
509,000	BB-	6.375% due 9/1/29(a)	516,377
680,000	BB-	4.500% due 5/1/32	619,436
630,000	BB-	4.250% due 1/15/34(a)	544,255
		CSC Holdings LLC:
		Company Guaranteed Notes:
200,000	CCC+	6.500% due 2/1/29(a)	159,800
415,000	CCC+	4.125% due 12/1/30(a)	285,554
200,000	CCC+	4.500% due 11/15/31(a)	135,412
510,000	CCC-	Senior Unsecured Notes, 5.750% due 1/15/30(a)	256,536
		Paramount Global, Junior Subordinated Notes:
619,000	B+	6.250% (3-Month USD-LIBOR + 3.899%) due 2/28/57(c)	585,277
222,000	B+	6.375% (5-Year CMT Index + 3.999%) due 3/30/62(c)	217,163
		Sirius XM Radio LLC, Company Guaranteed Notes:
560,000	BB+	4.000% due 7/15/28(a)	531,748
846,000	BB+	3.875% due 9/1/31(a)	740,062
727,000	BB-	Sunrise FinCo I BV, Senior Secured Notes, 4.875% due 7/15/31(a)	675,637
345,000	BB+	TEGNA Inc., Company Guaranteed Notes, 4.625% due 3/15/28(a)	333,920
		Univision Communications Inc., Senior Secured Notes:
120,000	B+	8.000% due 8/15/28(a)	120,184
112,000	B+	7.375% due 6/30/30(a)	104,783
430,000	B+	8.500% due 7/31/31(a)	413,158
817,000	B-	Virgin Media Finance PLC, Company Guaranteed Notes, 5.000% due 7/15/30(a)	741,477

		Total Media	8,039,074

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 96.2% - (continued)
Mining - 1.7%
$ 160,000	BB-	Capstone Copper Corp., Company Guaranteed Notes, 6.750% due 3/31/33(a)	$160,103
1,160,000	BB+	FMG Resources August 2006 Pty Ltd., Company Guaranteed Notes, 4.375% due 4/1/31(a)	1,063,393
		Hudbay Minerals Inc., Company Guaranteed Notes:
40,000	B+	4.500% due 4/1/26(a)	39,677
482,000	B+	6.125% due 4/1/29(a)	484,309
		Novelis Corp., Company Guaranteed Notes:
505,000	BB	4.750% due 1/30/30(a)	480,446
65,000	BB	6.875% due 1/30/30(a)	67,072

		Total Mining	2,295,000

Miscellaneous Manufacturers - 0.0%@
12,101	WD(g)	Anagram Holdings LLC/Anagram International Inc., Secured Notes, 10.000% due 8/15/26*(a)(h)(i)	–

Oil & Gas - 5.7%
668,000	BB-	Baytex Energy Corp., Company Guaranteed Notes, 7.375% due 3/15/32(a)	606,980
		Civitas Resources Inc.:
397,000	BB-	Company Guaranteed Notes, 8.625% due 11/1/30(a)	391,916
285,000	BB-	Senior Unsecured Notes, 9.625% due 6/15/33(a)	285,866
		Comstock Resources Inc., Company Guaranteed Notes:
505,000	B	6.750% due 3/1/29(a)	498,145
170,000	B	5.875% due 1/15/30(a)	160,870
		Crescent Energy Finance LLC, Company Guaranteed Notes:
180,000	BB-	9.250% due 2/15/28(a)	186,081
387,000	BB-	7.625% due 4/1/32(a)	365,147
74,000	BB-	7.375% due 1/15/33(a)	68,744
		Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes:
342,000	BB+	5.750% due 2/1/29(a)	326,990
50,000	BB+	6.000% due 2/1/31(a)	46,060
590,000	BB+	6.250% due 4/15/32(a)	536,022
150,000	BB+	8.375% due 11/1/33(a)	149,395
175,000	BB+	7.250% due 2/15/35(a)	162,198
283,000	B-	Nabors Industries Inc., Company Guaranteed Notes, 7.375% due 5/15/27(a)	272,238
874,000	BB-	Strathcona Resources Ltd., Senior Unsecured Notes, 6.875% due 8/1/26(a)	879,147
255,000	BB+	Sunoco LP, Company Guaranteed Notes, 7.250% due 5/1/32(a)	265,303
629,000	B+	Talos Production Inc., Secured Notes, 9.375% due 2/1/31(a)	618,836
741,000	BB	Valaris Ltd., Secured Notes, 8.375% due 4/30/30(a)	744,465
535,000	B	Vital Energy Inc., Company Guaranteed Notes, 7.875% due 4/15/32(a)	434,100
796,000	B+	Wildfire Intermediate Holdings LLC, Senior Unsecured Notes, 7.500% due 10/15/29(a)	771,478

		Total Oil & Gas	7,769,981

Oil & Gas Services - 1.4%
		Archrock Partners LP/Archrock Partners Finance Corp., Company Guaranteed Notes:
278,000	BB-	6.250% due 4/1/28(a)	277,717
375,000	BB-	6.625% due 9/1/32(a)	377,163
635,000	BB-	Kodiak Gas Services LLC, Company Guaranteed Notes, 7.250% due 2/15/29(a)	651,179
642,000	BB-	Weatherford International Ltd., Company Guaranteed Notes, 8.625% due 4/30/30(a)	652,588

		Total Oil & Gas Services	1,958,647

Packaging & Containers - 2.8%
		Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes:
210,000	B	6.000% due 6/15/27(a)	210,671
875,000	B	3.250% due 9/1/28(a)	805,343
		Clydesdale Acquisition Holdings Inc.:
708,000	B-	Company Guaranteed Notes, 8.750% due 4/15/30(a)	724,529
105,000	B+	Senior Secured Notes, 6.750% due 4/15/32(a)	106,142

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 96.2% - (continued)
Packaging & Containers - 2.8% - (continued)
		Crown Americas LLC, Company Guaranteed Notes:
$ 474,000	BB+	5.250% due 4/1/30	$472,496
195,000	BB+	5.875% due 6/1/33(a)	193,775
728,000	CCC-	Iris Holding Inc., Senior Unsecured Notes, 10.000% due 12/15/28(a)	642,338
244,000	B	Mauser Packaging Solutions Holding Co., Senior Secured Notes, 7.875% due 8/15/26(a)	243,573
417,000	BB-	Silgan Holdings Inc., Company Guaranteed Notes, 4.125% due 2/1/28	405,316

		Total Packaging & Containers	3,804,183

Pharmaceuticals - 2.6%
		HLF Financing Sarl LLC/Herbalife International Inc.:
835,000	B+	Company Guaranteed Notes, 4.875% due 6/1/29(a)	688,644
685,000	BB-	Senior Secured Notes, 12.250% due 4/15/29(a)	744,433
804,000	BB-	Organon & Co./Organon Foreign Debt Co.-Issuer BV, Senior Unsecured Notes, 5.125% due 4/30/31(a)	677,023
230,000	D	Par Pharmaceutical Inc., Senior Secured Notes, 7.500% due 4/1/27*(a)(i)	–
		Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
400,000	BB	7.875% due 9/15/29	432,070
270,000	BB	8.125% due 9/15/31	300,688
325,000	BB	6.000% due 12/1/32	328,173
325,000	BB+(g)	Teva Pharmaceutical Finance Netherlands IV BV, Company Guaranteed Notes, 5.750% due 12/1/30	328,436

		Total Pharmaceuticals	3,499,467

Pipelines - 6.0%
405,000	BB+	Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes, 5.750% due 1/15/28(a)	404,305
625,000	BB-	Delek Logistics Partners LP/Delek Logistics Finance Corp., Company Guaranteed Notes, 8.625% due 3/15/29(a)	647,857
534,000	BB+	Excelerate Energy LP, Company Guaranteed Notes, 8.000% due 5/15/30(a)	553,034
		Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes:
349,000	B	8.250% due 1/15/29	361,458
510,000	B	8.875% due 4/15/30	535,960
85,000	B	7.875% due 5/15/32	86,147
110,000	B	8.000% due 5/15/33	111,720
		Harvest Midstream I LP, Senior Unsecured Notes:
770,000	BB-	7.500% due 9/1/28(a)	782,445
510,000	BB-	7.500% due 5/15/32(a)	524,288
		Howard Midstream Energy Partners LLC, Senior Unsecured Notes:
120,000	B+	8.875% due 7/15/28(a)	125,600
775,000	B+	7.375% due 7/15/32(a)	802,701
1,220,000	B-	ITT Holdings LLC, Senior Unsecured Notes, 6.500% due 8/1/29(a)	1,139,834
		NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes:
392,000	B+	8.125% due 2/15/29(a)	382,059
459,000	B+	8.375% due 2/15/32(a)	434,834
238,000	Ba1(e)	NuStar Logistics LP, Company Guaranteed Notes, 6.375% due 10/1/30	242,352
1,045,000	BB	Venture Global LNG Inc., Senior Secured Notes, 8.375% due 6/1/31(a)	1,061,483

		Total Pipelines	8,196,077

Private Equity - 0.6%
		HAT Holdings I LLC/HAT Holdings II LLC, Company Guaranteed Notes:
257,000	BB+	3.375% due 6/15/26(a)	250,349
575,000	BB+	8.000% due 6/15/27(a)	592,508

		Total Private Equity	842,857

Real Estate - 1.6%
		Cushman & Wakefield US Borrower LLC, Senior Secured Notes:
338,000	BB-	6.750% due 5/15/28(a)	339,687
380,000	BB-	8.875% due 9/1/31(a)	406,486
495,000	BB	Greystar Real Estate Partners LLC, Senior Secured Notes, 7.750% due 9/1/30(a)	526,105
		Kennedy-Wilson Inc., Company Guaranteed Notes:
925,000	B	4.750% due 3/1/29	850,475
41,000	B	4.750% due 2/1/30	36,425

		Total Real Estate	2,159,178

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 96.2% - (continued)
Real Estate Investment Trusts (REITs) - 3.0%
$ 803,000	B+	Apollo Commercial Real Estate Finance Inc., Senior Secured Notes, 4.625% due 6/15/29(a)	$751,403
646,000	B+	Blackstone Mortgage Trust Inc., Senior Secured Notes, 7.750% due 12/1/29(a)	680,605
		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Company Guaranteed Notes:
305,000	BB	4.250% due 2/1/27(a)	298,568
110,000	BB	4.750% due 6/15/29(a)	106,631
340,000	BB	7.000% due 7/15/31(a)	352,752
		Service Properties Trust:
		Company Guaranteed Notes:
336,000	BB-	5.500% due 12/15/27	324,520
395,000	BB-	8.375% due 6/15/29	400,416
478,000	BB-	8.875% due 6/15/32	476,293
60,000	BB-	Senior Secured Notes, 8.625% due 11/15/31(a)	63,978
		Starwood Property Trust Inc., Senior Unsecured Notes:
130,000	BB-	7.250% due 4/1/29(a)	135,295
530,000	BB-	6.500% due 7/1/30(a)	537,756

		Total Real Estate Investment Trusts (REITs)	4,128,217

Retail - 4.4%
630,000	BB+	Brinker International Inc., Company Guaranteed Notes, 8.250% due 7/15/30(a)	667,080
524,000	B-	CEC Entertainment LLC, Senior Secured Notes, 6.750% due 5/1/26(a)	515,988
		FirstCash Inc., Company Guaranteed Notes:
432,000	BB	4.625% due 9/1/28(a)	420,867
187,000	BB	5.625% due 1/1/30(a)	185,843
77,000	BB	6.875% due 3/1/32(a)	79,021
1,417,000	BB-	Kohl’s Corp., Senior Unsecured Notes, 5.125% due 5/1/31	911,799
686,000	CCC	LBM Acquisition LLC, Company Guaranteed Notes, 6.250% due 1/15/29(a)	551,482
		Murphy Oil USA Inc., Company Guaranteed Notes:
415,000	BB+	4.750% due 9/15/29	402,251
110,000	BB+	3.750% due 2/15/31(a)	99,802
807,000	CCC	Park River Holdings Inc., Senior Unsecured Notes, 6.750% due 8/1/29(a)	645,869
59,000	BB-	QXO Building Products Inc., Senior Secured Notes, 6.750% due 4/30/32(a)	60,631
495,000	B	Raising Cane’s Restaurants LLC, Senior Unsecured Notes, 9.375% due 5/1/29(a)	525,918
775,000	B	Saks Global Enterprises LLC, Senior Secured Notes, 11.000% due 12/15/29(a)	354,562
640,000	B	Specialty Building Products Holdings LLC/SBP Finance Corp., Senior Secured Notes, 7.750% due 10/15/29(a)	613,615

		Total Retail	6,034,728

Semiconductors - 0.2%
320,000	BB-	Entegris Inc., Company Guaranteed Notes, 5.950% due 6/15/30(a)	320,524

Software - 2.1%
635,000	B-	Capstone Borrower Inc., Senior Secured Notes, 8.000% due 6/15/30(a)	656,493
		Cloud Software Group Inc.:
140,000	B-	Secured Notes, 9.000% due 9/30/29(a)	143,378
		Senior Secured Notes:
355,000	B	6.500% due 3/31/29(a)	354,879
370,000	B	8.250% due 6/30/32(a)	389,363
450,000	B	Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl, Senior Secured Notes, 4.625% due 5/1/28(a)	428,553
		Open Text Corp., Company Guaranteed Notes:
20,000	BB	3.875% due 2/15/28(a)	19,176
260,000	BB	3.875% due 12/1/29(a)	242,250
240,000	BB	Open Text Holdings Inc., Company Guaranteed Notes, 4.125% due 12/1/31(a)	217,515
1,116,480	B-	Rackspace Finance LLC, Senior Secured Notes, 3.500% due 5/15/28(a)	413,098

		Total Software	2,864,705

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 96.2% - (continued)
Telecommunications - 6.0%
		Altice Financing SA, Senior Secured Notes:
$ 1,264,000	CCC+	5.000% due 1/15/28(a)	$990,663
607,000	CCC+	5.750% due 8/15/29(a)	464,409
		Bell Telephone Co. of Canada or Bell Canada, Company Guaranteed Notes:
438,000	BB+	6.875% (5-Year CMT Index + 2.390%) due 9/15/55(c)	441,926
330,000	BB+	7.000% (5-Year CMT Index + 2.363%) due 9/15/55(c)	331,601
610,000	B+	C&W Senior Finance Ltd., Company Guaranteed Notes, 9.000% due 1/15/33(a)	607,821
2,000	B-	CommScope LLC, Senior Secured Notes, 4.750% due 9/1/29(a)	1,918
715,000	B	Connect Finco Sarl/Connect US Finco LLC, Senior Secured Notes, 9.000% due 9/15/29(a)	682,286
		Iliad Holding SASU, Senior Secured Notes:
133,000	B+	7.000% due 10/15/28(a)	135,228
200,000	B+	8.500% due 4/15/31(a)	210,835
985,000	B+	7.000% due 4/15/32(a)	992,563
		Rogers Communications Inc., Subordinated Notes:
286,000	BB	7.000% (5-Year CMT Index + 2.653%) due 4/15/55(c)	288,218
404,000	BB	7.125% (5-Year CMT Index + 2.620%) due 4/15/55(c)	404,236
535,000	BB-	Sable International Finance Ltd., Senior Secured Notes, 7.125% due 10/15/32(a)	526,139
590,000	D	Telesat Canada/Telesat LLC, Senior Secured Notes, 4.875% due 6/1/27(a)	340,203
667,000	CCC+	Viasat Inc., Senior Unsecured Notes, 7.500% due 5/30/31(a)	531,098
		Vmed O2 UK Financing I PLC, Senior Secured Notes:
260,000	B+	4.750% due 7/15/31(a)	238,984
270,000	B+	7.750% due 4/15/32(a)	278,362
805,000	CCC	Zayo Group Holdings Inc., Senior Unsecured Notes, 6.125% due 3/1/28(a)	695,324

		Total Telecommunications	8,161,814

Transportation - 1.0%
670,000	B2(e)	Star Leasing Co. LLC, Secured Notes, 7.625% due 2/15/30(a)	631,051
663,000	BB	Stonepeak Nile Parent LLC, Senior Secured Notes, 7.250% due 3/15/32(a)	687,166

		Total Transportation	1,318,217

Trucking & Leasing - 0.6%
800,000	BBB-	AerCap Global Aviation Trust, Company Guaranteed Notes, 6.500% (3-Month Term SOFR + 4.562%) due 6/15/45(a)(c)	801,337

		TOTAL CORPORATE BONDS & NOTES (Cost - $132,364,928)	130,773,326

SENIOR LOANS - 0.3%
Media - 0.1%
119,789	NR	Gannett Holdings LLC, 9.325% (1-Month CME Term SOFR + 5.000%) due 10/15/29(c)(i)	118,741

Mining - 0.2%
360,705	NR	Arctic Canadian Diamond Company Ltd., 10.000% (6-Month USD-LIBOR + 10.000%) due 12/31/27(c)(i)	347,503

		TOTAL SENIOR LOANS (Cost - $462,071)	466,244

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $132,826,999)	131,239,570

SHORT-TERM INVESTMENTS - 3.5%
TIME DEPOSITS - 3.5%
413,928		Citibank - New York, 3.680% due 6/2/25	413,928
4,335,137		JPMorgan Chase & Co. - New York, 3.680% due 6/2/25	4,335,137

		TOTAL SHORT-TERM INVESTMENTS (Cost - $4,749,065)	4,749,065

		TOTAL INVESTMENTS - 100.0% (Cost - $137,576,064)	135,988,635

		Liabilities in Excess of Other Assets - 0.0%@	(36,180)

		TOTAL NET ASSETS - 100.0%	$135,952,455

Schedules of Investments

(unaudited) (continued)

High Yield Fund

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2025, amounts to $115,223,862 and represents 84.8% of net assets.

(b)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2025.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Rating by Moody’s Investors Service.
(f)	The aggregate value of restricted securities (excluding 144A holdings) at May 31, 2025, amounts to $724,876 and represents 0.5% of net assets.
(g)	Rating by Fitch Ratings Service.
(h)	Security is currently in default.
(i)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

At May 31, 2025, for High Yield Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
High Yield Fund	$ 137,576,064	$ 1,954,879	$ (3,542,308)	$ (1,587,429)

Abbreviations used in this schedule:

CME	—	Chicago Mercantile Exchange
CMT	—	Constant Maturity Treasury Rate
DAC	—	Designated Activity Company
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
PLC	—	Public Limited Company
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	96.2%
Senior Loans	0.3
Short-Term Investments	3.5

Total Investments	100.0%

^	As a percentage of total investments.

Currency abbreviation used in this schedule:

USD	—	United States Dollar

See pages 258-260 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
MORTGAGE-BACKED SECURITIES - 41.7%
FHLMC - 6.5%
		Federal Home Loan Mortgage Corp. (FHLMC):
$ 25,824		3.500% due 10/1/39	$24,494
358,205		2.500% due 12/1/51	292,081
83,391		2.000% due 3/1/52	64,875
1,148,132		4.500% due 9/1/52 - 10/1/52	1,085,600
5,757,207		6.500% due 1/1/53 - 3/1/54	5,922,198
2,507,003		5.000% due 3/1/53 - 6/1/54	2,434,901
1,725,743		6.000% due 12/1/53 - 9/1/54	1,744,299

		Total FHLMC	11,568,448

FNMA - 28.6%
		Federal National Mortgage Association (FNMA):
791,397		4.500% due 9/1/34 - 6/1/52	749,336
286,398		3.500% due 10/1/34 - 6/1/50	259,728
9,166		7.037% (1-Year CMT Index + 2.360%) due 11/1/34(a)	9,528
6,485,028		6.500% due 8/1/37 - 2/1/54	6,664,612
388,377		3.000% due 10/1/49 - 5/1/51	331,109
76,481		4.000% due 6/1/50	70,813
410,561		2.000% due 3/1/52	319,402
8,031,734		6.000% due 4/1/53 - 7/1/54	8,126,903
1,288,376		5.000% due 5/1/53 - 6/1/54	1,249,234
531,811		5.500% due 9/1/53	527,005
744,000		4.000% due 6/1/55(b)	681,545
12,800,000		5.000% due 6/1/55(b)	12,389,272
800,000		3.000% due 7/1/55(b)	680,439
3,135,000		6.000% due 7/1/55(b)	3,161,419
15,200,000		6.500% due 7/1/55(b)	15,589,403

		Total FNMA	50,809,748

GNMA - 6.6%
		Government National Mortgage Association II (GNMA):
969		6.000% due 9/20/38	983
4,499,866		3.000% due 11/20/51 - 6/20/52	3,923,541
5,974,760		3.500% due 12/20/52 - 3/20/55	5,316,020
700,000		2.500% due 6/20/55(b)	586,139
1,200,000		3.000% due 6/20/55(b)	1,045,081
900,000		3.500% due 7/20/55(b)	800,578

		Total GNMA	11,672,342

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $74,329,348)	74,050,538

SOVEREIGN BONDS - 41.1%
Australia - 1.6%
		Australia Government Bonds:
100,000	AUD	2.500% due 5/21/30	61,426
50,000	AUD	1.750% due 6/21/51	17,217
		New South Wales Treasury Corp.:
300,000	AUD	2.000% due 3/8/33	161,210
1,200,000	AUD	1.750% due 3/20/34	606,479
		Queensland Treasury Corp.:
1,200,000	AUD	2.000% due 8/22/33	631,937
200,000	AUD	1.750% due 7/20/34(c)	99,277
300,000	AUD	5.250% due 7/21/36(c)	195,557

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
SOVEREIGN BONDS - 41.1% - (continued)
Australia - 1.6% - (continued)
		Treasury Corp. of Victoria:
400,000	AUD	4.250% due 12/20/32	$253,242
1,000,000	AUD	2.250% due 9/15/33	535,672
400,000	AUD	2.000% due 9/17/35	194,205

		Total Australia	2,756,222

Brazil - 1.8%
18,900,000	BRL	Brazil Letras do Tesouro Nacional, zero coupon due 10/1/25	3,154,411

Canada - 1.1%
27,900,000	INR	Export Development Canada, 7.130% due 3/11/29(c)	332,443
200,000	CAD	Province of British Columbia Canada, 4.150% due 6/18/34	150,136
700,000	CAD	Province of Ontario Canada, 3.650% due 6/2/33	512,230
		Province of Quebec Canada:
900,000	CAD	3.600% due 9/1/33(c)	654,269
500,000	CAD	4.450% due 9/1/34	383,421

		Total Canada	2,032,499

Chile - 0.1%
$ 200,000		Chile Government International Bonds, 4.850% due 1/22/29	201,650

China - 0.4%
4,090,000	CNY	China Government Bonds, 3.190% due 4/15/53	710,820

France - 5.5%
		French Republic Government Bonds OAT:
6,000,000	EUR	2.750% due 2/25/30(c)	6,907,155
2,100,000	EUR	2.000% due 5/25/48(c)	1,743,479
1,000,000	EUR	3.000% due 6/25/49(c)	996,263
50,000	EUR	0.750% due 5/25/52(c)	27,636
200,000	EUR	0.500% due 5/25/72(c)	66,830

		Total France	9,741,363

Hungary - 0.1%
200,000		Hungary Government International Bonds, 6.250% due 9/22/32(c)	207,262

Israel - 1.0%
		Israel Government International Bonds:
300,000		5.375% due 3/12/29	304,253
900,000		5.375% due 2/19/30	907,727
300,000		5.500% due 3/12/34	297,354
300,000		5.750% due 3/12/54	266,548

		Total Israel	1,775,882

Italy - 0.3%
400,000	GBP	Republic of Italy Government International Bonds, 6.000% due 8/4/28	556,400

Japan - 10.6%
50,000,000	JPY	Japan Government Five Year Bonds, 0.400% due 6/20/29	340,059
120,000,000	JPY	Japan Government Forty Year Bonds, 2.200% due 3/20/64	669,254
		Japan Government Thirty Year Bonds:
210,000,000	JPY	1.700% due 9/20/44	1,305,887
280,000,000	JPY	1.400% due 9/20/45	1,624,619
152,000,000	JPY	0.500% due 9/20/46	709,749
98,000,000	JPY	0.700% due 12/20/48	454,128
360,000,000	JPY	0.500% due 3/20/49	1,570,703
125,000,000	JPY	0.700% due 6/20/51	538,550
180,000,000	JPY	0.700% due 12/20/51	763,910
152,000,000	JPY	1.800% due 3/20/54	838,386
202,000,000	JPY	2.200% due 6/20/54	1,221,767
244,000,000	JPY	2.300% due 12/20/54	1,509,126
63,000,000	JPY	2.400% due 3/20/55	398,951

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
SOVEREIGN BONDS - 41.1% - (continued)
Japan - 10.6% - (continued)
		Japan Government Twenty Year Bonds:
131,000,000	JPY	1.200% due 9/20/35	$879,732
200,000,000	JPY	1.000% due 12/20/35	1,311,422
20,000,000	JPY	0.400% due 3/20/36	122,286
80,000,000	JPY	1.500% due 9/20/43	487,565
130,000,000	JPY	1.800% due 9/20/44	822,587
180,000,000	JPY	2.000% due 12/20/44	1,174,605
74,000,000	JPY	2.400% due 3/20/45	513,746
		Japanese Government CPI Linked Bonds:
164,459,190	JPY	0.100% due 3/10/28	1,186,932
52,219,350	JPY	0.100% due 3/10/29	376,763

		Total Japan	18,820,727

Malaysia - 1.9%
		Malaysia Government Bonds:
12,523,000	MYR	3.519% due 4/20/28	2,970,478
900,000	MYR	2.632% due 4/15/31	203,464
160,000	MYR	3.582% due 7/15/32	38,029
860,000	MYR	Malaysia Government Investment Issues, 4.193% due 10/7/32	211,376

		Total Malaysia	3,423,347

Peru - 0.8%
900,000	PEN	Peru Government Bonds, 7.600% due 8/12/39(c)	256,065
		Peruvian Government International Bonds:
2,900,000	PEN	6.950% due 8/12/31	871,152
1,400,000	PEN	5.400% due 8/12/34	357,710

		Total Peru	1,484,927

Poland - 0.6%
		Poland Government International Bonds:
$200,000		4.625% due 3/18/29	201,506
100,000		4.875% due 2/12/30	101,157
200,000	EUR	3.875% due 2/14/33	237,837
100,000		4.875% due 10/4/33	98,131
100,000		5.125% due 9/18/34	99,116
100,000		5.375% due 2/12/35	100,090
100,000	EUR	4.250% due 2/14/43	114,094
100,000		5.500% due 4/4/53	91,165

		Total Poland	1,043,096

Romania - 0.7%
		Romanian Government International Bonds:
600,000	EUR	6.625% due 9/27/29	729,321
200,000	EUR	1.750% due 7/13/30(c)	192,260
100,000	EUR	2.000% due 4/14/33(c)	85,681
50,000	EUR	2.750% due 4/14/41(c)	35,319
200,000	EUR	2.875% due 4/13/42(c)	141,530

		Total Romania	1,184,111

Saudi Arabia - 1.1%
		Saudi Government International Bonds:
400,000		5.125% due 1/13/28(c)	406,583
400,000		4.750% due 1/18/28(c)	401,322
500,000	EUR	3.375% due 3/5/32(c)	567,133
500,000		4.875% due 7/18/33(c)	495,785

		Total Saudi Arabia	1,870,823

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
SOVEREIGN BONDS - 41.1% - (continued)
Serbia - 0.1%
		Serbia International Bonds:
100,000	EUR	1.000% due 9/23/28(c)	$103,989
100,000	EUR	1.650% due 3/3/33(c)	92,049

		Total Serbia	196,038

Singapore - 1.1%
		Singapore Government Bonds:
920,000	SGD	2.750% due 3/1/35	734,006
47,000	SGD	2.375% due 7/1/39	35,853
1,269,000	SGD	3.250% due 6/1/54	1,124,019

		Total Singapore	1,893,878

South Africa - 0.8%
		South Africa Government Bonds:
8,800,000	ZAR	8.000% due 1/31/30	477,073
18,200,000	ZAR	8.875% due 2/28/35	935,833

		Total South Africa	1,412,906

South Korea - 0.2%
$ 400,000		Korea National Oil Corp., 4.250% due 9/30/29(c)	395,005

Spain - 8.6%
100,000	EUR	Autonomous Community of Catalonia, 4.220% due 4/26/35	117,564
		Spain Government Bonds:
900,000	EUR	2.500% due 5/31/27	1,032,884
400,000	EUR	1.450% due 10/31/27(c)	448,657
1,500,000	EUR	1.400% due 7/30/28(c)	1,666,203
450,000	EUR	1.450% due 4/30/29(c)	495,982
1,500,000	EUR	2.700% due 1/31/30	1,726,506
400,000	EUR	0.700% due 4/30/32(c)	397,241
2,100,000	EUR	2.550% due 10/31/32(c)	2,348,285
2,300,000	EUR	3.550% due 10/31/33(c)	2,732,535
2,760,000	EUR	3.150% due 4/30/35(c)	3,146,716
400,000	EUR	1.850% due 7/30/35(c)	404,921
500,000	EUR	1.900% due 10/31/52(c)	380,201
700,000	EUR	1.450% due 10/31/71(c)	376,607

		Total Spain	15,274,302

United Kingdom - 2.7%
		United Kingdom Gilts:
1,350,000	GBP	3.250% due 1/22/44	1,386,862
700,000	GBP	3.500% due 1/22/45	738,877
500,000	GBP	1.750% due 1/22/49	354,331
1,400,000	GBP	0.625% due 10/22/50	684,333
1,300,000	GBP	1.250% due 7/31/51	751,983
500,000	GBP	4.375% due 7/31/54	573,681
500,000	GBP	1.125% due 10/22/73	216,737

		Total United Kingdom	4,706,804

		TOTAL SOVEREIGN BONDS (Cost - $86,884,833)	72,842,473

COLLATERALIZED MORTGAGE OBLIGATIONS - 16.9%
Asset-Backed Securities - 7.9%
278,189		ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE5, Class M4, 5.339% (1-Month Term SOFR + 1.014%) due 8/25/35(a)	273,493
316,827		Argent Mortgage Loan Trust, Series 2005-W1, Class A1, 4.919% (1-Month Term SOFR + 0.594%) due 5/25/35(a)	282,763
500,000		Bain Capital Credit CLO Ltd., Series 2020-2A, Class ARR, 5.509% (3-Month Term SOFR + 1.240%) due 7/19/34(a)(c)	500,453
124,808		Bayview Financial Asset Trust, Series 2007-SR1A, Class A, 4.889% (1-Month Term SOFR + 0.564%) due 3/25/37(a)(c)	125,007
286,607		BlueMountain CLO Ltd., Series 2016-3A, Class A1R2, 5.526% (3-Month Term SOFR + 1.200%) due 11/15/30(a)(c)	286,696
299,629	EUR	BNPP AM Euro CLO DAC, Series 2019-1A, Class AR, 3.056% (3-Month EURIBOR + 0.820%) due 7/22/32(a)(c)	338,293
178,769	EUR	Cairn CLO VII DAC, Series 2016-7A, Class A1R, 2.856% (3-Month EURIBOR + 0.670%) due 1/31/30(a)(c)	202,576

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 16.9% - (continued)
Asset-Backed Securities - 7.9% - (continued)
182,122	EUR	Cairn CLO X DAC, Series 2018-10A, Class AR, 3.059% (3-Month EURIBOR + 0.780%) due 10/15/31(a)(c)	$206,524
$ 600,000		Carlyle Global Market Strategies CLO Ltd., Series 2016-3A, Class ARRR, 5.359% (3-Month Term SOFR + 1.090%) due 7/20/34(a)(c)	598,508
535,441		CarVal CLO I Ltd., Series 2018-1A, Class AR, 5.491% (3-Month Term SOFR + 1.230%) due 7/16/31(a)(c)	535,170
123,207		CIFC Funding Ltd., Series 2017-4A, Class A1R, 5.487% (3-Month Term SOFR + 1.212%) due 10/24/30(a)(c)	123,293
		Countrywide Asset-Backed Certificates:
204,381		Series 2007-9, Class 2A4, 4.689% (1-Month Term SOFR + 0.364%) due 2/25/36(a)	196,833
34,062		Series 2007-12, Class 1A1, 5.179% (1-Month Term SOFR + 0.854%) due 8/25/47(a)	33,229
235,112		Series 2007-13, Class 1A, 5.279% (1-Month Term SOFR + 0.954%) due 10/25/47(a)	230,028
122,671		CSAB Mortgage-Backed Trust, Series 2006-4, Class A6A, step bond to yield, 6.184% due 12/25/36	19,121
191,524	EUR	CVC Cordatus Loan Fund XI DAC, Series 11A, Class AR, 2.929% (3-Month EURIBOR + 0.650%) due 10/15/31(a)(c)	216,995
490,563	EUR	CVC Cordatus Opportunity Loan Fund DAC, Series 1A, Class AR, 2.983% (3-Month EURIBOR + 0.840%) due 8/15/33(a)(c)	553,072
226,359	EUR	Dryden 27 Euro CLO DAC, Series 2017-27A, Class AR, 2.939% (3-Month EURIBOR + 0.660%) due 4/15/33(a)(c)	255,983
600,000		Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR3, 5.339% (3-Month Term SOFR + 1.070%) due 4/20/34(a)(c)	598,118
158,589		Dryden 55 CLO Ltd., Series 2018-55A, Class A1, 5.538% (3-Month Term SOFR + 1.282%) due 4/15/31(a)(c)	158,886
500,000		Elevation CLO Ltd., Series 2018-3A, Class A1R2, 5.582% (3-Month Term SOFR + 1.300%) due 1/25/35(a)(c)	500,227
280,598		Ellington Loan Acquisition Trust, Series 2007-2, Class A1, 5.489% (1-Month Term SOFR + 1.164%) due 5/25/37(a)(c)	274,868
7,142		Galaxy XV CLO Ltd., Series 2013-15A, Class ARR, 5.488% (3-Month Term SOFR + 1.232%) due 10/15/30(a)(c)	7,145
376,600		Gallatin CLO VIII Ltd., Series 2017-1A, Class A1R, 5.608% (3-Month Term SOFR + 1.352%) due 7/15/31(a)(c)	376,785
500,000	EUR	Grosvenor Place CLO DAC, Series 2024-2A, Class A, 3.845% (3-Month EURIBOR + 1.240%) due 1/15/39(a)(c)	568,232
500,000	EUR	Hayfin Emerald CLO XII DAC, Series 12-A, Class A, 3.898% (3-Month EURIBOR + 1.740%) due 1/25/37(a)(c)	568,775
900,000	EUR	Hayfin Emerald CLO XIV DAC, Series 14-A, Class A, 3.914% (3-Month EURIBOR + 1.210%) due 1/22/39(a)(c)	1,021,410
500,000		ICG US CLO Ltd., Series 2021-3A, Class AR, 5.419% (3-Month Term SOFR + 1.150%) due 10/20/34(a)(c)	498,361
700,000		Jamestown CLO XVI Ltd., Series 2021-16A, Class AR, 5.402% (3-Month Term SOFR + 1.120%) due 7/25/34(a)(c)	700,845
387,454		Northwoods Capital XII-B Ltd., Series 2018-12BA, Class AR, 5.489% (3-Month Term SOFR + 1.190%) due 6/15/31(a)(c)	387,269
400,000		NovaStar Mortgage Funding Trust, Series 2006-1, Class A2D, 4.979% (1-Month Term SOFR + 0.654%) due 5/25/36(a)	386,200
46,907		Option One Mortgage Loan Trust, Series 2007-CP1, Class 1A1, 4.579% (1-Month Term SOFR + 0.254%) due 3/25/37(a)	42,753
270,182		OZLM IX Ltd., Series 2014-9A, Class A1A4, 5.469% (3-Month Term SOFR + 1.200%) due 10/20/31(a)(c)	270,257
500,000	EUR	Providus CLO II DAC, Series 2A, Class ARR, 3.439% (3-Month EURIBOR + 1.160%) due 10/15/38(a)(c)	568,815
600,000	EUR	Rockford Tower Europe CLO DAC, Series 2018-1A, Class AR, 3.561% (3-Month EURIBOR + 1.370%) due 4/24/37(a)(c)	682,001
841,221		Soundview Home Loan Trust, Series 2006-3, Class A4, 4.939% (1-Month Term SOFR + 0.614%) due 11/25/36(a)	794,522
481,44	1 EUR	St Pauls CLO, Series 11A, Class AR, 3.113% (3-Month EURIBOR + 0.850%) due 1/17/32(a)(c)	544,216
41,717		Voya CLO Ltd., Series 2017-1A, Class A1R, 5.491% (3-Month Term SOFR + 1.212%) due 4/17/30(a)(c)	41,738
14,539		Wind River CLO Ltd., Series 2014-1A, Class ARR, 5.581% (3-Month Term SOFR + 1.312%) due 7/18/31(a)(c)	14,560

		Total Asset-Backed Securities	13,984,020

Mortgage Securities - 9.0%
156,288	GBP	ALBA PLC, Series 2007-1, Class A3, 4.682% (Sterling Overnight Index Average + 0.289%) due 3/17/39(a)	206,877
231,630		Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class A, 5.782% (30-Day Average SOFR + 1.450%) due 1/15/37(a)(c)	231,907
4,360		Banc of America Funding Trust, Series 2006-A, Class 1A1, 6.421% due 2/20/36(a)	4,141
205,821		BDS Ltd., Series 2021-FL10, Class A, 5.791% (1-Month Term SOFR + 1.464%) due 12/16/36(a)(c)	206,069
		Bear Stearns Adjustable Rate Mortgage Trust:
1,373		Series 2003-5, Class 1A2, 5.031% due 8/25/33(a)	1,324
1,336		Series 2003-7, Class 6A, 6.348% due 10/25/33(a)	1,289
4,512		Series 2004-2, Class 22A, 6.974% due 5/25/34(a)	4,366
1,441		Series 2004-2, Class 23A, 4.000% due 5/25/34(a)	1,302
26,099		Bear Stearns Structured Products Inc. Trust, Series 2007-R6, Class 1A1, 5.063% due 1/26/36(a)	18,583
358,066		BIG Commercial Mortgage Trust, Series 2022-BIG, Class A, 5.671% (1-Month Term SOFR + 1.342%) due 2/15/39(a)(c)	357,416
		Countrywide Alternative Loan Trust:
2,964		Series 2005-21CB, Class A3, 5.250% due 6/25/35	2,198
16,578		Series 2007-16CB, Class 5A1, 6.250% due 8/25/37	7,622
32,787		Series 2007-11T1, Class A12, 4.789% (1-Month Term SOFR + 0.464%) due 5/25/37(a)	10,160
25,464		Series 2007-7T2, Class A9, 6.000% due 4/25/37	11,311
		Countrywide Home Loan Mortgage Pass-Through Trust:
33,786		Series 2005-2, Class 1A1, 5.079% (1-Month Term SOFR + 0.754%) due 3/25/35(a)	31,127

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 16.9% - (continued)
Mortgage Securities - 9.0% - (continued)
$ 1,195		Series 2005-3, Class 2A1, 5.019% (1-Month Term SOFR + 0.694%) due 4/25/35(a)	$1,125
33,984		Series 2005-9, Class 1A3, 4.899% (1-Month Term SOFR + 0.574%) due 5/25/35(a)	29,711
11,218		Series 2005-11, Class 3A1, 3.661% due 4/25/35(a)	8,984
5,536		Series 2005-HYB9, Class 3A2A, 6.662% (1-Year Term SOFR + 2.465%) due 2/20/36(a)	4,798
490,115		Series 2007-4, Class 1A47, 6.000% due 5/25/37	212,550
91,937		Series 2007-19, Class 2A1, 6.500% due 11/25/47	43,605
		Credit Suisse Commercial Mortgage Capital Trust:
34,400		Series 2007-5R, Class A5, 6.500% due 7/26/36	7,282
70,993		Series 2021-INV1, Class A3, 2.500% due 7/25/56(a)(c)	57,061
341,191		Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-3, Class 2A1, 5.939% (1-Month Term SOFR + 1.614%) due 10/25/47(a)	261,702
27,359	GBP	Eurohome UK Mortgages PLC, Series 2007-1, Class A, 4.662% (Sterling Overnight Index Average + 0.269%) due 6/15/44(a)	36,719
126,715	GBP	Eurosail-UK PLC, Series 2007-4X, Class A3, 5.472% (Sterling Overnight Index Average + 1.069%) due 6/13/45(a)	170,538
343,091		Extended Stay America Trust, Series 2021-ESH, Class A, 5.523% (1-Month Term SOFR + 1.194%) due 7/15/38(a)(c)	343,296
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
3,390		Series 2391, Class FJ, 4.947% (30-Day Average SOFR + 0.614%) due 4/15/28(a)	3,386
14,914		Series 2614, Class SJ, 7.434% (19.348% - 2.750% x 30-Day Average SOFR) due 5/15/33(d)	16,448
51,396		Series 4579, Class FD, 4.800% (30-Day Average SOFR + 0.464%) due 1/15/38(a)	50,732
51,396		Series 4579, Class SD, 2.134% due 1/15/38(a)(e)	2,601
862,250		Series 5513, Class MF, 5.262% (30-Day Average SOFR + 0.940%) due 11/25/54(a)	860,046
		Federal Home Loan Mortgage Corp. (FHLMC), Structured Pass-Through Certificates:
6,075		Series T-35, Class A, 4.716% (30-Day Average SOFR + 0.394%) due 9/25/31(a)	6,049
14,060		Series T-62, Class 1A1, 5.697% (1-Year Treasury Average Rate + 1.200%) due 10/25/44(a)	12,855
3,237		Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	3,237
19,626		Federal National Mortgage Association (FNMA), REMIC Trust, Series 2004-W12, Class 1A1, 6.000% due 7/25/44	20,272
		Federal National Mortgage Association (FNMA), REMICS:
3,179		Series 2003-34, Class A1, 6.000% due 4/25/43	3,201
3,522		Series 2006-48, Class TF, 4.836% (30-Day Average SOFR + 0.514%) due 6/25/36(a)	3,486
39,406		Series 2009-104, Class FA, 5.236% (30-Day Average SOFR + 0.914%) due 12/25/39(a)	39,473
933,439		Series 2024-90, Class FA, 5.822% (30-Day Average SOFR + 1.500%) due 12/25/54(a)	936,754
461,876		Series 2025-6, Class GF, 5.722% (30-Day Average SOFR + 1.400%) due 2/25/55(a)	462,094
4,591		FORT CRE Issuer LLC, Series 2022-FL3, Class A, 6.174% (30-Day Average SOFR + 1.850%) due 2/23/39(a)(c)	4,587
796,503		GCAT Trust, Series 2023-NQM4, Class A1, 4.250% due 5/25/67(a)(c)	749,387
6,677		GMACM Mortgage Loan Trust, Series 2005-AR6, Class 3A1, 3.847% due 11/19/35(a)	5,784
		Government National Mortgage Association (GNMA):
68,955		Series 2016-H15, Class FA, 5.233% (1-Month Term SOFR + 0.914%) due 7/20/66(a)	69,193
2,636		Series 2017-121, Class PE, 3.000% due 7/20/46	2,579
484,477		Series 2024-H07, Class JF, 5.118% (30-Day Average SOFR + 0.790%) due 4/20/74(a)	483,569
740,650		GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A4, 2.500% due 9/25/52(a)(c)	592,066
		GS Mortgage-Backed Securities Trust:
75,313		Series 2021-GR3, Class A2, 2.500% due 4/25/52(a)(c)	60,343
76,512		Series 2021-INV1, Class A2, 2.500% due 12/25/51(a)(c)	61,163
		GSR Mortgage Loan Trust:
1,330		Series 2003-1, Class A2, 5.880% (1-Year CMT Index + 1.750%) due 3/25/33(a)	1,323
28,589		Series 2005-AR7, Class 2A1, 4.988% due 11/25/35(a)	27,591
		Harborview Mortgage Loan Trust:
8,491		Series 2005-2, Class 2A1A, 4.881% (1-Month Term SOFR + 0.554%) due 5/19/35(a)	8,127
12,176		Series 2005-3, Class 2A1A, 4.921% (1-Month Term SOFR + 0.594%) due 6/19/35(a)	11,868
38,780		Series 2006-SB1, Class A1A, 5.347% (1-Year Treasury Average Rate + 0.850%) due 12/19/36(a)	34,660
53,260		Series 2007-1, Class 2A1A, 4.701% (1-Month Term SOFR + 0.374%) due 3/19/37(a)	49,092
		JP Morgan Mortgage Trust:
595		Series 2003-A2, Class 3A1, 5.955% due 11/25/33(a)	576
400		Series 2005-A1, Class 6T1, 6.048% due 2/25/35(a)	379
308,592		Series 2021-10, Class A3, 2.500% due 12/25/51(a)(c)	246,973

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 16.9% - (continued)
Mortgage Securities - 9.0% - (continued)
$892,452		Series 2021-INV4, Class A2, 3.000% due 1/25/52(a)(c)	$747,418
746,056		Series 2021-INV8, Class A2, 3.000% due 5/25/52(a)(c)	626,677
564,545		Series 2022-INV1, Class A3, 3.000% due 3/25/52(a)(c)	472,447
728,519		Series 2022-LTV2, Class A3, 3.500% due 9/25/52(a)(c)	631,539
246,274	GBP	Ludgate Funding PLC, Series 2007-1, Class A2A, 4.632% (Sterling Overnight Index Average + 0.279%) due 1/1/61(a)	325,582
300,000		Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.130% due 9/10/39(c)	281,682
1,547		Merrill Lynch Mortgage Investors Trust, Series 2003-A2, Class 1A1, 6.248% due 2/25/33(a)	1,436
		MFA Trust:
73,356		Series 2020-NQM2, Class A1, 1.381% due 4/25/65(a)(c)	70,883
344,960		Series 2023-NQM4, Class A1, step bond to yield, 6.105% due 12/25/68(c)	346,492
		New Residential Mortgage Loan Trust:
126,772		Series 2019-RPL3, Class A1, 2.750% due 7/25/59(a)(c)	121,338
135,265		Series 2020-RPL1, Class A1, 2.750% due 11/25/59(a)(c)	129,309
286,693	GBP	Newgate Funding PLC, Series 2007-1X, Class A3, 4.511% (Sterling Overnight Index Average + 0.279%) due 12/1/50(a)	378,734
400,000		NYO Commercial Mortgage Trust, Series 2021-1290, Class A, 5.538% (1-Month Term SOFR + 1.209%) due 11/15/38(a)(c)	398,494
874,611		OBX Trust, Series 2024-HYB1, Class A1, 3.644% due 3/25/53(a)(c)	861,310
300,000		One New York Plaza Trust, Series 2020-1NYP, Class A, 5.393% (1-Month Term SOFR + 1.064%) due 1/15/36(a)(c)	291,435
223,760		PRET LLC, Series 2021-RN3, Class A1, step bond to yield, 4.843% due 9/25/51(c)	222,894
373,480		PRKCM Trust, Series 2023-AFC4, Class A1, step bond to yield, 7.225% due 11/25/58(c)	379,104
389,179		PRPM Trust, Series 2023-NQM3, Class A1, step bond to yield, 6.221% due 11/25/68(c)	391,196
		RALI Trust:
65,687		Series 2006-QS6, Class 1A1, 6.000% due 6/25/36	53,335
40,184		Series 2007-QO2, Class A1, 4.589% (1-Month Term SOFR + 0.264%) due 2/25/47(a)	12,249
		Residential Asset Securitization Trust:
13,321		Series 2005-A15, Class 5A1, 5.750% due 2/25/36	4,443
36,529		Series 2006-R1, Class A2, 4.839% (1-Month Term SOFR + 0.514%) due 1/25/46(a)	10,306
122,176	GBP	ResLoC UK PLC, Series 2007-1X, Class A3B, 4.673% (Sterling Overnight Index Average + 0.279%) due 12/15/43(a)	161,931
		RMAC Securities No 1 PLC:
236,373	GBP	Series 2006-NS3X, Class A2A, 4.675% (Sterling Overnight Index Average + 0.269%) due 6/12/44(a)	312,236
123,145	GBP	Series 2006-NS1X, Class A2A, 4.675% (Sterling Overnight Index Average + 0.269%) due 6/12/44(a)	163,346
		Structured Adjustable Rate Mortgage Loan Trust:
1,358		Series 2004-1, Class 4A1, 6.526% due 2/25/34(a)	1,323
473		Series 2004-4, Class 3A2, 6.177% due 4/25/34(a)	468
18,514		Series 2004-19, Class 2A1, 5.897% (1-Year Treasury Average Rate + 1.400%) due 1/25/35(a)	16,653
		Structured Asset Mortgage Investments II Trust:
18,094		Series 2005-AR2, Class 2A1, 4.899% (1-Month Term SOFR + 0.574%) due 5/25/45(a)	17,068
19,045		Series 2005-AR8, Class A1A, 4.999% (1-Month Term SOFR + 0.674%) due 2/25/36(a)	15,867
15,721		Series 2006-AR5, Class 1A1, 4.859% (1-Month Term SOFR + 0.534%) due 5/25/36(a)	10,913
85,413		Series 2007-AR4, Class A3, 4.879% (1-Month Term SOFR + 0.554%) due 9/25/47(a)	75,317
47,725		Series 2007-AR6, Class A1, 5.997% (1-Year Treasury Average Rate + 1.500%) due 8/25/47(a)	40,038
41,085		Structured Asset Securities Corp., Series 2006-RF1, Class 1A, 4.719% (1-Month Term SOFR + 0.394%) due 1/25/36(a)(c)	34,226
386,290	GBP	Towd Point Mortgage Funding Granite 6 PLC, Series 2024-GR6A, Class A1, 5.222% (Sterling Overnight Index Average + 0.925%) due 7/20/53(a)(c)	521,832
		Towd Point Mortgage Trust:
417,594		Series 2019-4, Class A1, 2.900% due 10/25/59(a)(c)	399,400
100,379		Series 2020-1, Class A1, 2.710% due 1/25/60(a)(c)	96,064
80,454		UWM Mortgage Trust, Series 2021-INV5, Class A12, 3.000% due 1/25/52(a)(c)	67,246
		WaMu Mortgage Pass-Through Certificates Trust:
3,229		Series 2002-AR9, Class 1A, 5.897% (1-Year Treasury Average Rate + 1.400%) due 8/25/42(a)	3,119
891		Series 2003-AR5, Class A7, 5.785% due 6/25/33(a)	893
29,064		Series 2003-AR9, Class 2A, 6.637% due 9/25/33(a)	28,318
78,733		Series 2004-AR1, Class A, 6.207% due 3/25/34(a)	78,947
10,519		Series 2005-AR13, Class A1A1, 5.019% (1-Month Term SOFR + 0.694%) due 10/25/45(a)	10,514
18,494		Series 2006-AR10, Class 2A1, 4.348% due 9/25/36(a)	15,724

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 16.9% - (continued)
Mortgage Securities - 9.0% - (continued)
$ 30,463		Series 2006-AR13, Class 2A, 5.997% (1-Year Treasury Average Rate + 1.500%) due 10/25/46(a)	$28,412
14,062		Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR5, Class 3A, 5.437% (1-Year Treasury Average Rate + 0.940%) due 7/25/46(a)	8,617
36,095		Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2002-AR3, Class 1A7, 6.227% due 12/25/32(a)	35,819

		Total Mortgage Securities	16,005,551

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $31,194,039)	29,989,571

CORPORATE BONDS & NOTES - 12.0%
Belgium - 0.1%
200,000		KBC Group NV, Senior Unsecured Notes, 5.796% (1-Year CMT Index + 2.100%) due 1/19/29(a)(c)	205,402

Canada - 1.2%
800,000		Canadian Imperial Bank of Commerce, Covered Notes, 4.876% due 1/14/30(c)	820,453
100,000	EUR	Fairfax Financial Holdings Ltd., Senior Unsecured Notes, 2.750% due 3/29/28	112,234
400,000		Royal Bank of Canada, Senior Unsecured Notes, 4.969% (SOFR + 1.100%) due 8/2/30(a)	402,911
700,000		Toronto-Dominion Bank (The), Covered Notes, 4.814% due 7/16/27(c)	708,815

		Total Canada	2,044,413

Cayman Islands - 0.1%
200,000		Sands China Ltd., Senior Unsecured Notes, 5.400% due 8/8/28	199,416

Denmark - 0.4%
600,000		Danske Bank AS, Senior Non-Preferred Notes, 4.613% (1-Year CMT Index + 1.100%) due 10/2/30(a)(c)	593,204
		Jyske Realkredit AS, Covered Notes:
31,740	DKK	1.000% due 10/1/50	3,659
453,912	DKK	1.500% due 10/1/53	56,014
		Nordea Kredit Realkreditaktieselskab, Covered Notes:
15	DKK	1.000% due 10/1/50	2
181,070	DKK	1.500% due 10/1/53	22,366

		Total Denmark	675,245

France - 0.7%
400,000		BPCE SA, Senior Non-Preferred Notes, 6.612% (SOFR + 1.980%) due 10/19/27(a)(c)	409,039
800,000		Credit Agricole SA, Senior Non-Preferred Notes, 5.862% (SOFR + 1.740%) due 1/9/36(a)(c)	811,781

		Total France	1,220,820

Germany - 0.6%
		Deutsche Bank AG, Senior Non-Preferred Notes:
400,000		2.552% (SOFR + 1.318%) due 1/7/28(a)	385,548
700,000		4.999% (SOFR + 1.700%) due 9/11/30(a)	696,813

		Total Germany	1,082,361

Italy - 0.1%
100,000	EUR	Banca Monte dei Paschi di Siena SpA, Covered Notes, 0.875% due 10/8/26	111,955
100,000	EUR	Nexi SpA, Senior Unsecured Notes, 2.125% due 4/30/29	109,417

		Total Italy	221,372

Japan - 0.2%
200,000		Nomura Holdings Inc., Senior Unsecured Notes, 2.329% due 1/22/27	192,316
200,000		Sumitomo Mitsui Trust Bank Ltd., Senior Unsecured Notes, 5.200% due 3/7/29(c)	203,825

		Total Japan	396,141

Netherlands - 0.3%
400,000		ABN AMRO Bank NV, Senior Non-Preferred Notes, 6.575% (1-Year CMT Index + 1.550%) due 10/13/26(a)(c)	402,442

Qatar - 0.1%
200,000		QatarEnergy, Senior Unsecured Notes, 2.250% due 7/12/31(c)	174,400

Switzerland - 0.8%
		UBS Group AG, Senior Unsecured Notes:
250,000		4.282% due 1/9/28(c)	247,283
250,000		3.869% (3-Month USD-LIBOR + 1.410%) due 1/12/29(a)(c)	244,640
300,000		4.194% (SOFR + 3.730%) due 4/1/31(a)(c)	290,634
600,000		6.537% (SOFR + 3.920%) due 8/12/33(a)(c)	643,727

		Total Switzerland	1,426,284

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 12.0% - (continued)
United Arab Emirates - 0.4%
		Abu Dhabi Developmental Holding Co. PJSC, Senior Unsecured Notes:
$ 200,000		4.500% due 5/6/30(c)	$197,674
500,000		4.375% due 10/2/31(c)	487,631

		Total United Arab Emirates	685,305

United Kingdom - 2.0%
		Barclays PLC, Senior Unsecured Notes:
800,000		6.496% (SOFR + 1.880%) due 9/13/27(a)	816,881
400,000	EUR	4.918% (EUR Swap Rate + 1.750%) due 8/8/30(a)	485,379
200,000		HSBC Holdings PLC, Senior Unsecured Notes, 4.041% (3-Month Term SOFR + 1.808%) due 3/13/28(a)	197,640
300,000		Lloyds Banking Group PLC, Senior Unsecured Notes, 5.721% (1-Year CMT Index + 1.070%) due 6/5/30(a)	309,447
300,000		Nationwide Building Society, Senior Non-Preferred Notes, 2.972% (SOFR + 1.290%) due 2/16/28(a)(c)	291,655
500,000		Santander UK Group Holdings PLC, Senior Unsecured Notes, 6.534% (SOFR + 2.600%) due 1/10/29(a)	518,958
900,000		Standard Chartered PLC, Senior Unsecured Notes, 6.750% (1-Year CMT Index + 1.850%) due 2/8/28(a)(c)	926,388

		Total United Kingdom	3,546,348

United States - 5.0%
		Athene Global Funding:
500,000		Secured Notes, 5.094% (SOFR + 0.750%) due 7/16/26(a)(c)	501,185
300,000		Senior Secured Notes, 5.516% due 3/25/27(c)	304,043
		Bank of America Corp., Senior Unsecured Notes:
500,000		5.202% (SOFR + 1.630%) due 4/25/29(a)	507,923
700,000		1.898% (SOFR + 1.530%) due 7/23/31(a)	605,574
600,000		5.511% (SOFR + 1.310%) due 1/24/36(a)	603,995
150,000		GA Global Funding Trust, Secured Notes, 2.250% due 1/6/27(c)	144,048
100,000		Goldman Sachs Bank USA, Senior Unsecured Notes, 5.283% (SOFR + 0.777%) due 3/18/27(a)	100,428
		Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
400,000		6.484% (SOFR + 1.770%) due 10/24/29(a)	421,823
600,000		5.727% (SOFR + 1.265%) due 4/25/30(a)	619,919
500,000		5.851% (SOFR + 1.552%) due 4/25/35(a)	513,963
400,000		5.330% (SOFR + 1.550%) due 7/23/35(a)	396,353
		JPMorgan Chase & Co., Senior Unsecured Notes:
600,000		4.603% (SOFR + 1.040%) due 10/22/30(a)	596,524
400,000		5.502% (SOFR + 1.315%) due 1/24/36(a)	404,388
1,300,000		Lehman Brothers Holdings Inc., Senior Unsecured Notes, 0.000% due 5/25/49*(f)(g)	845
600,000		Lincoln Financial Global Funding, Secured Notes, 5.300% due 1/13/30(c)	613,059
200,000		Pacific Gas & Electric Co., 1st Mortgage Notes, 4.400% due 3/1/32	185,917
200,000		PacifiCorp, 1st Mortgage Notes, 5.300% due 2/15/31	203,182
		Philip Morris International Inc., Senior Unsecured Notes:
200,000		4.875% due 2/13/29	202,448
200,000		5.250% due 2/13/34	201,145
600,000		PNC Financial Services Group Inc. (The), Senior Unsecured Notes, 5.575% (SOFR + 1.394%) due 1/29/36(a)	603,513
		Wells Fargo & Co., Senior Unsecured Notes:
600,000		4.808% (SOFR + 1.980%) due 7/25/28(a)	601,570
500,000	EUR	3.900% (3-Month EURIBOR + 1.220%) due 7/22/32(a)	583,764

		Total United States	8,915,609

		TOTAL CORPORATE BONDS & NOTES (Cost - $21,017,547)	21,195,558

U.S. GOVERNMENT OBLIGATIONS - 7.9%
		U.S. Treasury Bonds:
200,000		1.375% due 11/15/40	124,484
1,100,000		1.875% due 2/15/41(h)	739,342
975,000		4.125% due 8/15/44(h)	874,053

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
U.S. GOVERNMENT OBLIGATIONS - 7.9% - (continued)
$ 300,000		3.000% due 2/15/48	$217,435
175,000		3.000% due 8/15/48	126,205
800,000		3.375% due 11/15/48(h)	617,375
400,000		2.250% due 8/15/49	244,219
350,000		2.375% due 11/15/49	219,187
3,900,000		4.500% due 11/15/54(h)	3,631,570
1,900,000		4.625% due 2/15/55(h)(i)	1,807,969
		U.S. Treasury Inflation Indexed Notes:
269,738		0.375% due 7/15/25	269,573
1,296,620		0.500% due 1/15/28(j)	1,269,338
1,073,979		0.125% due 7/15/31(h)	980,033
807,646		0.125% due 1/15/32(h)(i)	725,253
110,079		0.625% due 7/15/32	101,731
1,503,194		1.125% due 1/15/33(h)	1,422,806
		U.S. Treasury Notes:
200,000		4.000% due 2/29/28(i)	200,586
400,000		4.375% due 5/15/34	400,422

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $15,074,383)	13,971,581

ASSET-BACKED SECURITIES - 0.1%
Student Loans - 0.1%
16,636		Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 5.575% (90-Day Average SOFR + 1.212%) due 4/25/38(a)	16,664
216,165		SMB Private Education Loan Trust, Series 2022-B, Class A1B, 5.782% (30-Day Average SOFR + 1.450%) due 2/16/55(a)(c)	217,888

		TOTAL ASSET-BACKED SECURITIES (Cost - $232,801)	234,552

MUNICIPAL BOND - 0.1%
Arizona - 0.1%
200,000		Maricopa County Industrial Development Authorities, Revenue Bonds, 7.375% due 10/1/29(c) (Cost - $200,000)	204,955

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $228,932,951)	212,489,228

SHORT-TERM INVESTMENTS - 3.4%
COMMERCIAL PAPERS - 0.3%
250,000		AbbVie Inc., 4.612% due 6/10/25(c)(k)	249,744
250,000		Alimentation Couche-Tard Inc., 4.678% due 6/25/25(c)(k)	249,256

		TOTAL COMMERCIAL PAPERS (Cost - $499,000)	499,000

TIME DEPOSITS - 2.9%
84,811	AUD	ANZ National Bank - Hong Kong, 2.570% due 6/2/25	54,673
		BBH - New York:
1,863	DKK	0.730% due 6/2/25	283
31,377	SEK	1.070% due 6/2/25	3,273
532,364	EUR	1.080% due 6/2/25	604,499
15,110	NZD	2.000% due 6/3/25	9,029
1,510	NOK	3.230% due 6/2/25	148
833	ZAR	5.450% due 6/2/25	46
		Citibank - London:
647,517	EUR	1.080% due 6/2/25	735,256
233,100	GBP	3.170% due 6/2/25	314,090
1,332,370		Citibank - New York, 3.680% due 6/2/25	1,332,370
452	HKD	HSBC Bank - Hong Kong, 0.000% due 6/2/25	58
133,737	SGD	HSBC Bank - Singapore, 0.640% due 6/2/25	103,701
1,830,284		JPMorgan Chase & Co. - New York, 3.680% due 6/2/25	1,830,284

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
SHORT-TERM INVESTMENTS - 3.4% - (continued)
TIME DEPOSITS - 2.9% - (continued)
169,638	CAD	Royal Bank of Canada - Toronto, 1.570% due 6/2/25	$123,611
1,133	CHF	Skandinaviska Enskilda Banken AB - Stockholm, 0.000% due 6/2/25	1,377
6,059,372	JPY	Sumitomo Mitsui Banking Corp. - Tokyo, 0.120% due 6/2/25	42,110

		TOTAL TIME DEPOSITS (Cost - $5,154,808)	5,154,808

U.S. GOVERNMENT OBLIGATIONS - 0.2%
		U.S. Treasury Bills:
$61,000		4.255% due 8/19/25(i)(k)	60,445
324,000		4.263% due 7/10/25(i)(k)	322,557

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $383,002)	383,002

		TOTAL SHORT-TERM INVESTMENTS (Cost - $6,036,810)	6,036,810

		TOTAL INVESTMENTS IN SECURITIES (Cost - $234,969,761)	218,526,038

		TOTAL INVESTMENTS IN PURCHASED OPTIONS - 0.0% (Cost - $17,390)	2,103

		TOTAL INVESTMENTS - 123.2% (Cost - $234,987,151)	218,528,141

		Liabilities in Excess of Other Assets - (23.2)%	(41,124,018)

		TOTAL NET ASSETS - 100.0%	$177,404,123

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2025.
(b)	This security is traded on a TBA basis (see Note 1).
(c)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2025, amounts to $58,015,474 and represents 33.1% of net assets.

(d)	Inverse Floating Rate Security - interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of May 31, 2025.
(e)	Interest only security.
(f)	Illiquid security.
(g)	Security is currently in default.
(h)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(i)	All or a portion of this security is held at the broker as collateral for open over-the-counter (“OTC”) swap contracts.
(j)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contract.
(k)	Rate shown represents yield-to-maturity.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2025, for International Fixed Income Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
International Fixed Income Fund	$ 234,987,151	$ 3,816,491	$ (22,582,254)	$ (18,765,763)

Abbreviations used in this schedule:

CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Rate
CPI	—	Consumer Price Index
DAC	—	Designated Activity Company
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
OAT	—	Obligations assimilables du Trésor
PAM	—	Paid at Maturity
PJSC	—	Private Joint Stock Company
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduits
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Mortgage-Backed Securities	33.9%
Sovereign Bonds	33.3
Collateralized Mortgage Obligations	13.7
Corporate Bonds & Notes	9.7
U.S. Government Obligations	6.4
Asset-Backed Securities	0.1
Municipal Bond	0.1
Purchased Options	0.0 *
Short-Term Investments	2.8

Total Investments	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2025, International Fixed Income Fund held the following Options Contracts Purchased:

Currency Option

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
372,000	9,269,488 CZK	OTC Euro vs Czech Koruna, Put	BOA	3/11/26	CZK 24.65	$1,818

Interest Rate Swaptions

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
10,400,000	$450,320	OTC 1-Year Swaption, SOFR, Put	BNP	8/13/25	4.570%	$280
200,000	8,660	OTC 1-Year Swaption, SOFR, Put	JPM	8/13/25	4.570%	5

		Total Interest Rate Swaptions				$285

		TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $17,390)				$2,103

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2025, International Fixed Income Fund held the following Options Contracts Written:

Interest Rate Swaptions

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
400,000	$17,320	OTC 5-Year Swaption, SOFR, Put	BCLY	9/25/25	4.350%	$534
2,700,000	116,910	OTC 5-Year Swaption, SOFR, Put	BOA	6/23/25	4.250%	99
2,300,000	99,590	OTC 5-Year Swaption, SOFR, Put	DUB	6/24/25	4.400%	31
2,700,000	116,910	OTC 5-Year Swaption, SOFR, Put	DUB	6/25/25	4.300%	94
800,000	34,640	OTC 5-Year Swaption, SOFR, Put	DUB	6/25/25	4.280%	32
800,000	34,640	OTC 5-Year Swaption, SOFR, Put	DUB	9/25/25	4.330%	1,131
400,000	17,320	OTC 10-Year Swaption, SOFR, Put	BOA	6/12/25	4.138%	193
400,000	17,320	OTC 10-Year Swaption, SOFR, Call	BOA	6/12/25	3.738%	1,078
700,000	30,310	OTC 10-Year Swaption, SOFR, Put	GSC	6/20/25	4.130%	830
700,000	30,310	OTC 10-Year Swaption, SOFR, Call	GSC	6/20/25	3.730%	2,737
700,000	30,310	OTC 10-Year Swaption, SOFR, Put	GSC	6/30/25	4.101%	1,539
700,000	30,310	OTC 10-Year Swaption, SOFR, Call	GSC	6/30/25	3.701%	3,042

		Total Interest Rate Swaptions				$11,340

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
5	$553,438	U.S. Treasury 10-Year Note Futures, Call	BNP	6/20/25	$111.50	$1,797
5	553,438	U.S. Treasury 10-Year Note Futures, Put	BNP	6/20/25	$108.50	391

		Total Options on Futures				$2,188

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $103,753)				$13,528

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2025, International Fixed Income Fund held the following Reverse Repurchase Agreements:

Face Amount†		Security	Value
911,322	EUR	Canadian Imperial Bank of Commerce, 2.280% due 6/11/25	$1,034,805
		Deutsche Bank Securities Inc.
$1,298,500		4.400% due 6/3/25	1,298,500
1,363,250		4.410% due 6/5/25	1,363,250
1,064,250		4.420% due 6/5/25	1,064,250
894,563		4.440% due 6/5/25	894,563
1,699,274		4.450% due 6/5/25	1,699,274
3,221,750		JPMorgan Chase & Co., 4.450% due 6/4/25	3,221,750
1,365,250		Scotia Capital (USA) Inc., 4.440% due 6/9/25	1,365,250

		TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds — $11,942,280)	$11,941,642

For the period ended May 31, 2025, the daily average borrowing and interest rate under the reverse repurchase agreements were $8,155,878 and 4.504%, respectively.

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2025, International Fixed Income Fund held the following Forward Sale Commitments:

Face Amount†	Security	Value
	Federal National Mortgage Association (FNMA):
$2,100,000	2.000% due 6/1/40(a)	$1,895,936
17,750,000	2.000% due 6/1/55(a)	13,784,912
700,000	2.500% due 6/1/55(a)	569,842
1,963,000	4.500% due 7/1/55(a)	1,849,685
700,000	5.500% due 6/1/55(a)	692,857

	TOTAL FORWARD SALE COMMITMENTS (Proceeds — $18,906,823)	$18,793,232

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	This security is traded on a TBA basis (see Note 1).

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2025, International Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Government 3-Year Bond Futures	54	6/25	$3,700,834	$3,743,363	$42,529
Canada Government 10-Year Bond Futures	72	9/25	6,344,592	6,416,964	72,372
Canada Government 5-Year Bond Futures	4	9/25	330,455	332,830	2,375
Euro-BTP Futures	105	6/25	14,297,694	14,444,412	146,718
Euro-BTP Futures	68	9/25	9,308,693	9,322,046	13,353
Euro-Buxl 30-Year Bond Futures	11	6/25	1,585,930	1,518,595	(67,335)
Euro-OAT Futures	63	6/25	8,953,463	8,995,715	42,252
Euro-Schatz Note Futures	53	6/25	6,435,969	6,460,184	24,215
U.S. Treasury 2-Year Note Futures	26	9/25	5,388,500	5,393,375	4,875
U.S. Treasury 5-Year Note Futures	127	9/25	13,693,180	13,739,813	46,633
U.S. Treasury 10-Year Note Futures	28	9/25	3,086,344	3,101,000	14,656
U.S. Ultra Long Bond Futures	68	9/25	7,614,938	7,653,188	38,250
United Kingdom Treasury 10-Year Gilt Futures	45	9/25	5,520,893	5,546,912	26,019

					406,912

Contracts to Sell:
Australian Government 10-Year Bond Futures	123	6/25	8,925,954	9,050,097	(124,143)
Euro-Bobl Futures	28	6/25	3,778,569	3,787,937	(9,368)
Euro-Bund Futures	47	6/25	6,959,332	7,002,481	(43,149)
Japan Government 10-Year Bond Futures	18	6/25	17,263,470	17,398,937	(135,467)
U.S. Treasury Long Bond Futures	1	9/25	112,219	112,781	(562)
U.S. Treasury Ultra Long Bond Futures	12	9/25	1,363,313	1,392,751	(29,438)

					(342,127)

Net Unrealized Appreciation on Open Exchange-Traded Futures Contracts					$64,785

At May 31, 2025, International Fixed Income Fund had deposited cash of $1,779,000 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2025, International Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	288,000	USD	184,629	BNP	$185,660	6/3/25	$1,031
Australian Dollar	5,756,956	USD	3,712,891	WFB	3,711,222	6/3/25	(1,669)
Brazilian Real	1,691,993	USD	296,389	BNP	295,886	6/3/25	(503)
Brazilian Real	283,205	USD	50,000	BNP	49,525	6/3/25	(475)
Brazilian Real	340,819	USD	60,000	BNP	59,600	6/3/25	(400)
Brazilian Real	2,036,357	USD	356,711	HSBC	356,106	6/3/25	(605)
Brazilian Real	1,299,457	USD	220,094	JPM	227,241	6/3/25	7,147
Brazilian Real	3,934,666	USD	673,675	JPM	688,071	6/3/25	14,396
Brazilian Real	4,916,245	USD	830,573	SCB	859,724	6/3/25	29,151
Brazilian Real	8,043,316	USD	1,406,820	WFB	1,397,062	7/2/25	(9,758)
Brazilian Real	6,155,976	USD	1,078,350	WFB	1,076,521	6/3/25	(1,829)
Brazilian Real	1,834,056	USD	315,428	WFB	320,729	6/3/25	5,301
British Pound	162,000	USD	218,195	JPM	218,316	7/2/25	121
British Pound	5,549,189	USD	7,474,758	JPM	7,477,251	6/3/25	2,493
Canadian Dollar	682,236	USD	492,731	HSBC	497,130	6/3/25	4,399
Canadian Dollar	4,541,453	USD	3,301,674	HSBC	3,309,252	6/3/25	7,578
Chinese Offshore Renminbi	368,000	USD	50,422	BCLY	51,129	6/18/25	707
Chinese Offshore Renminbi	1,024,000	USD	141,673	BCLY	142,985	8/20/25	1,312
Chinese Offshore Renminbi	437,000	USD	60,788	BNP	60,716	6/18/25	(72)
Chinese Offshore Renminbi	108,000	USD	15,111	BNP	15,081	8/20/25	(30)
Chinese Offshore Renminbi	435,000	USD	60,261	BNP	60,438	6/18/25	177
Chinese Offshore Renminbi	459,000	USD	63,397	BNP	63,773	6/18/25	376
Chinese Offshore Renminbi	587,000	USD	81,132	BNP	81,557	6/18/25	425
Chinese Offshore Renminbi	1,455,000	USD	201,584	BNP	202,156	6/18/25	572
Chinese Offshore Renminbi	5,502,000	USD	767,239	BNP	768,264	8/20/25	1,025
Chinese Offshore Renminbi	2,995,000	USD	416,423	BNP	418,203	8/20/25	1,780
Chinese Offshore Renminbi	10,261,000	USD	1,430,410	BNP	1,432,781	8/20/25	2,371
Chinese Offshore Renminbi	650,000	USD	90,047	BOA	90,761	8/20/25	714
Chinese Offshore Renminbi	1,161,000	USD	161,339	DUB	161,308	6/18/25	(31)
Chinese Offshore Renminbi	1,161,000	USD	162,441	JPM	162,115	8/20/25	(326)
Chinese Offshore Renminbi	920,000	USD	127,307	SCB	127,823	6/18/25	516
Chinese Onshore Renminbi	239,187	USD	33,420	BNP	33,336	7/17/25	(84)
Chinese Onshore Renminbi	190,369	USD	26,424	BNP	26,491	6/26/25	67
Chinese Onshore Renminbi	648,359	USD	89,756	BNP	90,153	6/17/25	397
Chinese Onshore Renminbi	1,880,168	USD	261,215	BNP	261,632	6/26/25	417
Chinese Onshore Renminbi	1,150,732	USD	159,569	BNP	160,006	6/17/25	437
Chinese Onshore Renminbi	648,945	USD	89,756	BNP	90,234	6/17/25	478
Chinese Onshore Renminbi	2,898,767	USD	404,822	DUB	404,121	7/21/25	(701)
Chinese Onshore Renminbi	2,422,826	USD	337,987	DUB	337,486	7/9/25	(501)
Chinese Onshore Renminbi	238,792	USD	33,316	GSC	33,281	7/17/25	(35)
Chinese Onshore Renminbi	8,085	USD	1,120	GSC	1,124	6/17/25	4
Chinese Onshore Renminbi	2,675,135	USD	370,630	GSC	371,781	6/11/25	1,151
Chinese Onshore Renminbi	4,889,704	USD	677,676	GSC	680,073	6/20/25	2,397
Chinese Onshore Renminbi	2,902,492	USD	401,785	JPM	403,315	6/9/25	1,530
Chinese Onshore Renminbi	517,593	USD	71,639	SCB	71,901	6/5/25	262
Danish Krone	6,721,899	USD	1,026,405	BOA	1,023,198	6/3/25	(3,207)
Danish Krone	6,704,112	USD	1,015,331	JPM	1,022,594	7/2/25	7,263
Egyptian Pound	1,059,000	USD	20,000	DUB	21,199	6/10/25	1,199
Egyptian Pound	3,306,000	USD	60,000	DUB	63,390	8/25/25	3,390
Egyptian Pound	1,596,300	USD	30,000	GSC	31,813	6/18/25	1,813

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy: (continued)
Egyptian Pound	1,101,400	USD	20,000	HSBC	$21,106	8/26/25	$1,106
Egyptian Pound	1,058,600	USD	20,000	HSBC	21,191	6/10/25	1,191
Egyptian Pound	1,056,600	USD	20,000	HSBC	21,234	6/3/25	1,234
Egyptian Pound	1,826,882	USD	34,489	JPM	36,571	6/10/25	2,082
Egyptian Pound	1,082,200	USD	20,000	SCB	21,168	7/22/25	1,168
Egyptian Pound	1,588,050	USD	30,000	SCB	31,896	6/4/25	1,896
Euro	148,000	USD	167,848	BCLY	168,054	6/3/25	206
Euro	28,052,456	USD	31,836,732	BOA	31,853,575	6/3/25	16,843
Euro	148,000	USD	168,027	HSBC	168,367	7/2/25	340
Euro	429,000	USD	486,816	HSBC	488,038	7/2/25	1,222
Euro	314,000	USD	357,474	JPM	356,547	6/3/25	(927)
Euro	472,000	USD	533,887	JPM	535,956	6/3/25	2,069
Euro	184,000	USD	206,383	JPM	208,932	6/3/25	2,549
Euro	130,000	USD	147,054	NWM	147,615	6/3/25	561
Hungarian Forint	5,273,353	USD	14,557	GSC	14,770	8/22/25	213
Hungarian Forint	249,235	USD	687	SOG	698	8/22/25	11
Indian Rupee	15,009,485	USD	176,627	BOA	175,244	6/30/25	(1,383)
Indian Rupee	15,754,743	USD	183,762	DUB	183,946	6/30/25	184
Indian Rupee	2,954,210	USD	34,507	GSC	34,493	6/30/25	(14)
Indian Rupee	15,599,093	USD	181,850	HSBC	182,129	6/30/25	279
Indian Rupee	25,175,517	USD	294,244	JPM	293,940	6/30/25	(304)
Indian Rupee	18,232,325	USD	212,910	JPM	212,874	6/30/25	(36)
Indian Rupee	10,617,958	USD	123,946	JPM	123,971	6/30/25	25
Indian Rupee	15,732,104	USD	183,151	JPM	183,682	6/30/25	531
Indian Rupee	51,918,299	USD	604,524	SOG	606,178	6/30/25	1,654
Indonesian Rupiah	3,315,875,284	USD	203,241	BNP	203,175	7/16/25	(66)
Indonesian Rupiah	3,307,339,100	USD	200,000	BNP	202,963	6/10/25	2,963
Indonesian Rupiah	8,690,701,993	USD	524,785	SCB	533,148	6/18/25	8,363
Israeli New Shekel	71,000	USD	20,079	GSC	20,208	6/4/25	129
Israeli New Shekel	403,878	USD	114,934	JPM	114,951	6/4/25	17
Japanese Yen	63,400,000	USD	442,775	BCLY	440,599	6/3/25	(2,176)
Japanese Yen	66,414,539	USD	460,940	HSBC	461,549	6/3/25	609
Japanese Yen	43,478,997	USD	301,268	HSBC	302,158	6/3/25	890
Japanese Yen	60,000,000	USD	406,757	HSBC	417,770	6/20/25	11,013
Japanese Yen	63,700,000	USD	445,729	JPM	442,684	6/3/25	(3,045)
Japanese Yen	54,772,627	USD	377,170	UBS	380,643	6/3/25	3,473
Japanese Yen	1,024,789,616	USD	7,122,530	WFB	7,121,788	6/3/25	(742)
Japanese Yen	1,040,041,545	USD	7,223,514	WFB	7,227,781	6/3/25	4,267
Kazakhstan Tenge	37,387,710	USD	70,410	DUB	69,111	12/15/25	(1,299)
Kazakhstan Tenge	25,775,000	USD	50,000	DUB	48,931	9/12/25	(1,069)
Kazakhstan Tenge	25,887,500	USD	50,000	DUB	49,159	9/11/25	(841)
Kazakhstan Tenge	10,305,000	USD	20,000	DUB	19,563	9/12/25	(437)
Kazakhstan Tenge	10,898,720	USD	21,040	DUB	20,696	9/11/25	(344)
Kazakhstan Tenge	10,451,265	USD	19,590	DUB	19,319	12/15/25	(271)
Kazakhstan Tenge	5,180,000	USD	10,000	DUB	9,837	9/11/25	(163)
Kazakhstan Tenge	5,289,500	USD	10,000	DUB	10,027	9/17/25	27
Kazakhstan Tenge	10,862,520	USD	20,960	GSC	20,628	9/11/25	(332)
Kazakhstan Tenge	15,682,500	USD	30,000	GSC	29,807	9/8/25	(193)
Korean Won	557,158,278	USD	400,000	BNP	403,406	6/9/25	3,406
Korean Won	214,616,035	USD	147,000	BNP	155,497	6/18/25	8,497
Korean Won	186,421,094	USD	136,338	BOA	134,944	6/5/25	(1,394)
Korean Won	281,774,965	USD	199,498	DUB	204,061	6/12/25	4,563
Korean Won	291,079,661	USD	204,463	DUB	210,897	6/18/25	6,434
Korean Won	1,074,950,731	USD	779,684	JPM	778,537	6/13/25	(1,147)
Korean Won	1,069,741,907	USD	775,209	JPM	774,705	6/12/25	(504)
Korean Won	281,499,852	USD	198,407	JPM	203,862	6/12/25	5,455
Korean Won	547,265,261	USD	385,580	JPM	396,329	6/12/25	10,749
Mexican Peso	3,916,000	USD	198,840	BOA	201,508	6/18/25	2,668
Mexican Peso	3,217,000	USD	163,574	JPM	165,539	6/18/25	1,965
New Taiwan Dollar	5,984,814	USD	200,000	BNP	200,101	6/9/25	101
New Taiwan Dollar	6,007,536	USD	200,000	BNP	200,912	6/12/25	912
New Taiwan Dollar	3,557,603	USD	109,381	GSC	119,335	7/16/25	9,954
New Taiwan Dollar	3,862,022	USD	118,000	GSC	129,945	8/20/25	11,945

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy: (continued)
New Taiwan Dollar	4,972,377	USD	152,865	GSC	$166,792	7/16/25	$13,927
New Taiwan Dollar	2,808,190	USD	89,000	SCB	94,487	8/20/25	5,487
New Zealand Dollar	140,464	USD	83,688	JPM	83,934	6/3/25	246
Nigerian Naira	4,880,700	USD	3,060	DUB	3,053	6/13/25	(7)
Nigerian Naira	48,120,000	USD	30,000	JPM	29,915	6/23/25	(85)
Nigerian Naira	16,150,000	USD	10,000	SCB	10,078	6/17/25	78
Nigerian Naira	48,525,000	USD	30,000	SCB	30,299	6/16/25	299
Nigerian Naira	32,100,000	USD	20,000	SOG	20,018	6/18/25	18
Peruvian Sol	1,448,132	USD	397,293	BCLY	400,033	6/18/25	2,740
Polish Zloty	5,453	USD	1,408	BCLY	1,457	6/6/25	49
Polish Zloty	44,553	USD	11,516	BNP	11,903	6/6/25	387
Polish Zloty	460,733	USD	118,624	BNP	123,091	6/6/25	4,467
Polish Zloty	949,459	USD	247,447	BNP	253,576	6/20/25	6,129
Polish Zloty	688,380	USD	173,472	BNP	183,911	6/6/25	10,439
Polish Zloty	47,837	USD	12,388	GSC	12,778	6/13/25	390
Polish Zloty	785,646	USD	203,554	HSBC	209,826	6/20/25	6,272
Polish Zloty	42,505	USD	10,967	JPM	11,354	6/13/25	387
Polish Zloty	927,882	USD	240,997	JPM	247,814	6/20/25	6,817
Polish Zloty	967,117	USD	247,882	JPM	258,379	6/6/25	10,497
Polish Zloty	268,984	USD	69,697	UBS	71,863	6/6/25	2,166
Polish Zloty	122,931	USD	32,752	WFB	32,837	6/13/25	85
Polish Zloty	51,698	USD	13,378	WFB	13,810	6/13/25	432
Polish Zloty	511,218	USD	131,899	WFB	136,579	6/6/25	4,680
Singapore Dollar	17,270	USD	13,381	DUB	13,391	6/3/25	10
Singapore Dollar	2,777,235	USD	2,160,768	HSBC	2,153,480	6/3/25	(7,288)
Singapore Dollar	1,156,034	USD	898,309	JPM	896,394	6/3/25	(1,915)
Singapore Dollar	25,827	USD	20,057	WFB	20,027	6/3/25	(30)
South African Rand	3,646,000	USD	199,931	BOA	202,450	6/23/25	2,519
Swiss Franc	328,000	USD	398,006	BOA	398,639	6/3/25	633
Swiss Franc	339,688	USD	411,039	WFB	412,844	6/3/25	1,805
Thai Baht	655,144	USD	20,000	GSC	20,001	7/16/25	1
Turkish Lira	15,073,093	USD	382,110	BCLY	380,554	6/11/25	(1,556)
Turkish Lira	11,336,632	USD	277,784	BCLY	277,975	7/9/25	191
Turkish Lira	3,725,848	USD	94,268	BCLY	94,764	6/5/25	496
Turkish Lira	4,026,684	USD	100,341	BCLY	100,936	6/18/25	595
Turkish Lira	5,853,226	USD	145,081	BCLY	145,680	6/25/25	599
Turkish Lira	4,577,513	USD	114,033	BCLY	114,744	6/18/25	711
Turkish Lira	5,118,526	USD	128,277	BCLY	129,361	6/10/25	1,084
Turkish Lira	7,236,524	USD	181,169	BCLY	182,515	6/12/25	1,346
Turkish Lira	15,544,696	USD	387,484	BCLY	388,862	6/20/25	1,378
Turkish Lira	7,249,303	USD	181,142	BCLY	182,649	6/13/25	1,507
Turkish Lira	7,487,699	USD	186,238	BCLY	187,885	6/17/25	1,647

							278,881

Contracts to Sell:
Australian Dollar	115,000	USD	73,586	BOA	74,135	6/3/25	(549)
Australian Dollar	95,000	USD	60,924	JPM	61,242	6/3/25	(318)
Australian Dollar	115,000	USD	74,555	JPM	74,135	6/3/25	420
Australian Dollar	5,719,956	USD	3,644,727	WFB	3,687,370	6/3/25	(42,643)
Australian Dollar	5,756,956	USD	3,714,365	WFB	3,712,764	7/2/25	1,601
Brazilian Real	2,700,000	USD	440,533	BNP	458,251	10/2/25	(17,718)
Brazilian Real	1,500,000	USD	246,832	BNP	254,584	10/2/25	(7,752)
Brazilian Real	2,316,016	USD	400,000	BNP	405,011	6/3/25	(5,011)
Brazilian Real	1,300,000	USD	215,908	BNP	220,639	10/2/25	(4,731)
Brazilian Real	8,500,000	USD	1,387,687	GSC	1,442,645	10/2/25	(54,958)
Brazilian Real	1,400,000	USD	229,516	GSC	237,612	10/2/25	(8,096)
Brazilian Real	1,300,000	USD	214,001	GSC	220,640	10/2/25	(6,639)
Brazilian Real	900,000	USD	148,069	GSC	152,751	10/2/25	(4,682)
Brazilian Real	300,000	USD	46,682	GSC	50,917	10/2/25	(4,235)
Brazilian Real	600,000	USD	98,493	GSC	101,834	10/2/25	(3,341)
Brazilian Real	400,000	USD	66,126	GSC	67,890	10/2/25	(1,764)
Brazilian Real	2,036,357	USD	356,187	HSBC	356,106	6/3/25	81
Brazilian Real	5,234,123	USD	916,868	JPM	915,313	6/3/25	1,555

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Brazilian Real	4,916,245	USD	861,185	SCB	$859,724	6/3/25	$1,461
Brazilian Real	7,990,032	USD	1,406,820	WFB	1,397,250	6/3/25	9,570
British Pound	5,217,189	USD	6,996,449	BCLY	7,029,898	6/3/25	(33,449)
British Pound	170,000	USD	224,680	BNP	229,067	6/3/25	(4,387)
British Pound	162,000	USD	215,713	BNP	218,287	6/3/25	(2,574)
British Pound	5,549,189	USD	7,475,756	JPM	7,478,278	7/2/25	(2,522)
Canadian Dollar	5,225,670	USD	3,775,457	BNP	3,807,826	6/3/25	(32,369)
Canadian Dollar	4,534,734	USD	3,301,674	HSBC	3,309,157	7/2/25	(7,483)
Chinese Offshore Renminbi	4,693,000	USD	652,963	BCLY	655,301	8/20/25	(2,338)
Chinese Offshore Renminbi	972,000	USD	135,341	BCLY	135,724	8/20/25	(383)
Chinese Offshore Renminbi	56,000	USD	7,707	BCLY	7,781	6/18/25	(74)
Chinese Offshore Renminbi	3,883,493	USD	532,288	BNP	539,566	6/18/25	(7,278)
Chinese Offshore Renminbi	3,281,350	USD	448,658	BNP	455,906	6/18/25	(7,248)
Chinese Offshore Renminbi	634,000	USD	86,842	BNP	88,087	6/18/25	(1,245)
Chinese Offshore Renminbi	1,686,000	USD	233,116	BNP	234,250	6/18/25	(1,134)
Chinese Offshore Renminbi	1,068,000	USD	147,750	BNP	148,386	6/18/25	(636)
Chinese Offshore Renminbi	107,173	USD	14,736	BNP	14,890	6/18/25	(154)
Chinese Offshore Renminbi	900,000	USD	125,030	BNP	125,044	6/18/25	(14)
Chinese Offshore Renminbi	2,771,000	USD	387,230	BNP	386,925	8/20/25	305
Chinese Offshore Renminbi	8,498,970	USD	1,163,075	BOA	1,180,834	6/18/25	(17,759)
Chinese Offshore Renminbi	3,488,000	USD	482,482	BOA	484,617	6/18/25	(2,135)
Chinese Offshore Renminbi	699,000	USD	95,506	BOA	97,604	8/20/25	(2,098)
Chinese Offshore Renminbi	3,187,692	USD	441,203	HSBC	445,109	8/20/25	(3,906)
Chinese Offshore Renminbi	3,178,845	USD	441,108	HSBC	442,628	7/16/25	(1,520)
Chinese Offshore Renminbi	924,000	USD	127,538	HSBC	128,379	6/18/25	(841)
Chinese Offshore Renminbi	4,182,077	USD	578,182	JPM	583,959	8/20/25	(5,777)
Chinese Offshore Renminbi	2,160,882	USD	296,064	JPM	300,230	6/18/25	(4,166)
Chinese Offshore Renminbi	6,489,829	USD	902,167	JPM	906,198	8/20/25	(4,031)
Chinese Offshore Renminbi	2,852,893	USD	394,662	JPM	397,242	7/16/25	(2,580)
Chinese Offshore Renminbi	2,878,472	USD	399,466	JPM	400,804	7/16/25	(1,338)
Chinese Offshore Renminbi	4,831,000	USD	667,966	SCB	674,570	8/20/25	(6,604)
Chinese Offshore Renminbi	688,000	USD	96,097	SCB	96,068	8/20/25	29
Chinese Offshore Renminbi	3,025,085	USD	420,945	WFB	421,218	7/16/25	(273)
Chinese Onshore Renminbi	240,019	USD	33,420	BNP	33,342	6/5/25	78
Chinese Onshore Renminbi	2,908,078	USD	404,822	DUB	404,091	6/9/25	731
Chinese Onshore Renminbi	239,559	USD	33,316	GSC	33,278	6/5/25	38
Danish Krone	7,230,000	USD	1,034,163	HSBC	1,125,492	4/1/26	(91,329)
Egyptian Pound	1,056,600	USD	21,221	HSBC	21,233	6/3/25	(12)
Euro	345,000	USD	392,439	BNP	391,748	6/3/25	691
Euro	28,052,456	USD	31,897,017	BOA	31,912,931	7/2/25	(15,914)
Euro	1,491,000	USD	1,694,690	BOA	1,693,031	6/3/25	1,659
Euro	26,917,456	USD	30,577,961	BOA	30,564,782	6/3/25	13,179
Euro	399,000	USD	448,686	HSBC	453,065	6/3/25	(4,379)
Indian Rupee	2,156,045	USD	25,062	BOA	25,173	6/30/25	(111)
Indian Rupee	8,903,590	USD	103,021	DUB	103,955	6/30/25	(934)
Indian Rupee	8,778,221	USD	101,453	SCB	102,491	6/30/25	(1,038)
Indonesian Rupiah	3,311,505,604	USD	203,241	BNP	203,219	6/10/25	22
Israeli New Shekel	414,382	USD	117,906	BCLY	117,943	6/11/25	(37)
Israeli New Shekel	468,000	USD	132,158	BOA	133,201	6/4/25	(1,043)
Israeli New Shekel	786,128	USD	220,000	JPM	223,745	6/4/25	(3,745)
Israeli New Shekel	403,878	USD	114,934	JPM	114,953	6/11/25	(19)
Japanese Yen	19,308,146	USD	135,368	BCLY	134,183	6/3/25	1,185
Japanese Yen	437,030,842	USD	3,051,348	BNP	3,037,151	6/3/25	14,197
Japanese Yen	444,888,172	USD	3,113,512	BNP	3,091,756	6/3/25	21,756
Japanese Yen	60,000,000	USD	400,173	GSC	417,769	6/20/25	(17,596)
Japanese Yen	50,000,000	USD	371,443	GSC	355,782	1/5/26	15,661
Japanese Yen	43,336,377	USD	301,268	HSBC	302,157	7/2/25	(889)
Japanese Yen	66,196,284	USD	460,940	HSBC	461,544	7/2/25	(604)
Japanese Yen	6,704,850	USD	46,679	HSBC	46,749	7/2/25	(70)
Japanese Yen	68,946,762	USD	482,811	HSBC	479,146	6/3/25	3,665
Japanese Yen	65,013,826	USD	457,134	HSBC	451,814	6/3/25	5,320
Japanese Yen	11,900,000	USD	82,278	JPM	82,971	7/2/25	(693)
Japanese Yen	60,000,000	USD	437,801	JPM	426,938	1/5/26	10,863

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Japanese Yen	54,592,717	USD	377,170	UBS	$380,640	7/2/25	$(3,470)
Japanese Yen	28,131,633	USD	198,435	UBS	195,501	6/3/25	2,934
Japanese Yen	1,036,629,157	USD	7,223,514	WFB	7,227,747	7/2/25	(4,233)
Japanese Yen	1,021,424,220	USD	7,122,530	WFB	7,121,733	7/2/25	797
Japanese Yen	1,299,998,338	USD	9,106,053	WFB	9,034,354	6/3/25	71,699
Kazakhstan Tenge	9,226,750	USD	17,000	DUB	17,521	9/11/25	(521)
Korean Won	135,785,580	USD	93,000	BCLY	98,381	6/18/25	(5,381)
Korean Won	1,565,711,509	USD	1,099,092	BNP	1,133,886	6/12/25	(34,794)
Korean Won	41,729,400	USD	30,000	BOA	30,246	6/23/25	(246)
Korean Won	185,853,930	USD	136,338	BOA	134,931	7/16/25	1,407
Korean Won	617,989,320	USD	432,039	DUB	447,547	6/12/25	(15,508)
Korean Won	411,279,564	USD	283,651	DUB	297,986	6/18/25	(14,335)
Korean Won	186,366,555	USD	129,792	DUB	134,904	6/5/25	(5,112)
Korean Won	68,326,113	USD	47,998	DUB	49,505	6/18/25	(1,507)
Korean Won	105,245,367	USD	73,147	HSBC	76,254	6/18/25	(3,107)
Korean Won	547,377,080	USD	385,580	JPM	396,324	6/9/25	(10,744)
Korean Won	1,069,648,882	USD	775,209	JPM	774,698	6/13/25	511
Korean Won	1,074,584,279	USD	779,684	JPM	778,572	6/18/25	1,112
Malaysian Ringgit	14,607,921	USD	3,456,678	BCLY	3,433,947	6/18/25	22,731
Malaysian Ringgit	421,892	USD	99,769	BOA	99,176	6/18/25	593
Mexican Peso	1,857,000	USD	94,939	BOA	95,557	6/18/25	(618)
New Taiwan Dollar	8,091,585	USD	247,381	BNP	272,256	8/20/25	(24,875)
New Taiwan Dollar	6,161,074	USD	189,554	BNP	207,301	8/20/25	(17,747)
New Taiwan Dollar	5,460,780	USD	167,802	BNP	183,174	7/16/25	(15,372)
New Taiwan Dollar	4,469,744	USD	137,734	BNP	149,931	7/16/25	(12,197)
New Taiwan Dollar	599,862	USD	20,000	BNP	20,080	6/23/25	(80)
New Taiwan Dollar	2,898,614	USD	99,000	BNP	97,529	8/20/25	1,471
New Taiwan Dollar	77,487	USD	2,377	BOA	2,608	8/20/25	(231)
New Taiwan Dollar	9,997,683	USD	305,562	HSBC	336,390	8/20/25	(30,828)
New Taiwan Dollar	5,621,589	USD	172,489	HSBC	188,568	7/16/25	(16,079)
New Taiwan Dollar	6,470,895	USD	202,722	HSBC	217,725	8/20/25	(15,003)
New Taiwan Dollar	9,135,855	USD	279,290	JPM	307,392	8/20/25	(28,102)
New Taiwan Dollar	6,491,325	USD	200,201	JPM	218,412	8/20/25	(18,211)
New Taiwan Dollar	5,499,384	USD	168,900	JPM	184,469	7/16/25	(15,569)
New Taiwan Dollar	3,486,229	USD	106,313	JPM	117,300	8/20/25	(10,987)
New Taiwan Dollar	3,965,427	USD	122,077	JPM	133,015	7/16/25	(10,938)
New Taiwan Dollar	3,290,175	USD	100,873	JPM	110,704	8/20/25	(9,831)
New Taiwan Dollar	4,499,169	USD	137,895	SCB	151,383	8/20/25	(13,488)
New Zealand Dollar	128,000	USD	76,291	BCLY	76,486	6/3/25	(195)
New Zealand Dollar	140,325	USD	83,688	JPM	83,939	7/2/25	(251)
New Zealand Dollar	12,337	USD	7,322	WFB	7,372	6/3/25	(50)
Peruvian Sol	1,201,895	USD	327,456	BCLY	330,928	11/10/25	(3,472)
Peruvian Sol	1,451,311	USD	397,293	BCLY	400,064	9/17/25	(2,771)
Peruvian Sol	389,103	USD	106,131	BNP	107,369	8/7/25	(1,238)
Peruvian Sol	994,093	USD	271,447	DUB	274,609	6/18/25	(3,162)
Peruvian Sol	761,097	USD	208,554	DUB	209,779	9/22/25	(1,225)
Peruvian Sol	672,552	USD	180,638	GSC	185,624	7/30/25	(4,986)
Peruvian Sol	452,053	USD	122,000	GSC	124,875	6/18/25	(2,875)
Peruvian Sol	1,011,108	USD	275,905	GSC	278,761	9/10/25	(2,856)
Polish Zloty	1,511,000	USD	398,779	BCLY	403,685	6/6/25	(4,906)
Polish Zloty	756,000	USD	200,941	BOA	201,977	6/6/25	(1,036)
Polish Zloty	417,000	USD	107,380	UBS	111,407	6/6/25	(4,027)
Polish Zloty	122,910	USD	32,752	WFB	32,837	6/6/25	(85)
Singapore Dollar	127,000	USD	97,143	BCLY	98,476	6/3/25	(1,333)
Singapore Dollar	19,375	USD	14,861	BCLY	15,023	6/3/25	(162)
Singapore Dollar	239,131	USD	182,738	BOA	185,423	6/3/25	(2,685)
Singapore Dollar	31,863	USD	24,385	BOA	24,706	6/3/25	(321)
Singapore Dollar	33,622	USD	25,648	DUB	26,071	6/3/25	(423)
Singapore Dollar	17,238	USD	13,381	DUB	13,391	7/2/25	(10)
Singapore Dollar	537,000	USD	414,498	GSC	416,392	6/3/25	(1,894)
Singapore Dollar	2,425,006	USD	1,859,140	HSBC	1,880,360	6/3/25	(21,220)
Singapore Dollar	2,772,006	USD	2,160,768	HSBC	2,153,342	7/2/25	7,426
Singapore Dollar	421,290	USD	321,227	JPM	326,670	6/3/25	(5,443)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Singapore Dollar	159,869	USD	122,194	JPM	$123,963	6/3/25	$(1,769)
Singapore Dollar	1,153,891	USD	898,309	JPM	896,363	7/2/25	1,946
Singapore Dollar	17,766	USD	13,796	WFB	13,801	7/2/25	(5)
Singapore Dollar	25,780	USD	20,057	WFB	20,026	7/2/25	31
South African Rand	359,000	USD	20,028	BOA	19,934	6/23/25	94
South African Rand	82,471	USD	4,351	GSC	4,579	6/23/25	(228)
South African Rand	717,000	USD	39,877	GSC	39,813	6/23/25	64
South African Rand	11,988,192	USD	621,623	JPM	665,664	6/23/25	(44,041)
South African Rand	5,685,000	USD	298,973	UBS	315,669	6/23/25	(16,696)
South African Rand	3,725,000	USD	198,304	UBS	206,837	6/23/25	(8,533)
South African Rand	1,935,459	USD	102,048	UBS	107,470	6/23/25	(5,422)
Swiss Franc	668,176	USD	808,137	WFB	812,076	6/3/25	(3,939)
Swiss Franc	338,480	USD	411,039	WFB	412,848	7/2/25	(1,809)
Thai Baht	1,365,108	USD	41,303	BNP	41,675	7/16/25	(372)
Thai Baht	6,061,980	USD	183,158	HSBC	185,062	7/16/25	(1,904)
Thai Baht	209,127	USD	6,300	HSBC	6,384	7/16/25	(84)
Thai Baht	5,693,712	USD	171,358	UBS	173,820	7/16/25	(2,462)
Turkish Lira	17,130,683	USD	421,305	BCLY	432,503	6/11/25	(11,198)

							(744,485)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(465,604)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2025, International Fixed Income Fund held the following OTC Total Return Swap Contracts:

Fund Pay Floating Rate Index	Fund Receive Floating Rate Index	Financing Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Value	Upfront Payment Paid	Unrealized Appreciation/ (Depreciation)
iBoxx Investment Grade Index	SOFR	3.258%	PAM	6/20/25	BNP	USD	7,800,000	$96,453	$84,863	$11,590
iBoxx Investment Grade Index	SOFR	3.229%	PAM	9/22/25	BNP	USD	1,200,000	5,631	12,951	(7,320)
iBoxx Investment Grade Index	SOFR	3.228%	PAM	9/22/25	JPM	USD	5,100,000	22,664	52,582	(29,918)

								$124,748	$150,396	$(25,648)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2025, International Fixed Income Fund held the following OTC Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Counterparty	Notional Amount		Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month MYR-KLIBOR	3.500%	3/19/30	3-Month	BNP	MYR	2,250,000	$6,776	$—	$6,776
Pay	3-Month MYR-KLIBOR	3.500%	3/19/30	3-Month	GSC	MYR	6,070,000	18,279	(2,641)	20,920
Receive	3-Month MYR-KLIBOR	3.750%	9/20/33	3-Month	GSC	MYR	1,510,000	(9,723)	9,564	(19,287)
Receive	3-Month MYR-KLIBOR	3.750%	9/18/34	3-Month	BNP	MYR	1,050,000	(6,520)	(2,898)	(3,622)
Receive	3-Month MYR-KLIBOR	3.750%	3/19/35	3-Month	JPM	MYR	1,990,000	(12,020)	1,514	(13,534)
Pay	China 7-Day Reverse Repo Index	1.500%	3/18/31	3-Month	SCB	CNY	85,800,000	10,506	39,641	(29,135)
Pay	China 7-Day Reverse Repo Index	1.500%	3/18/31	3-Month	BNP	CNY	159,800,000	19,567	(24,547)	44,114
Pay	China 7-Day Reverse Repo Index	2.250%	9/18/29	3-Month	BNP	CNY	2,700,000	12,255	3,411	8,844

								$39,120	$24,044	$15,076

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2025, International Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month FRA New Zealand Bank Bill	3.750%	6/15/27	6-Month	NZD	900,000	$9,854	$(28,224)	$38,078
Pay	3-Month FRA New Zealand Bank Bill	4.750%	6/19/29	6-Month	NZD	1,800,000	63,425	(1,236)	64,661
Pay	3-Month South Korean Certificate of Deposit	2.500%	9/17/30	3-Month	KRW	56,040,000	190	(114)	304
Pay	3-Month Stockholm Interbank Offered Rate	2.474%	2/3/30	12-Month	SEK	4,400,000	6,503	—	6,503
Pay	6-Month Australian Bank Bill	3.750%	3/19/30	6-Month	AUD	19,500,000	27,412	(44,431)	71,843
Pay	6-Month Australian Bank Bill	4.000%	6/21/33	6-Month	AUD	200,000	(397)	(12,380)	11,983
Pay	6-Month Australian Bank Bill	4.250%	3/19/35	6-Month	AUD	1,200,000	5,937	(545)	6,482
Pay	6-Month Australian Bank Bill	4.500%	3/19/35	6-Month	AUD	4,500,000	83,282	(13,988)	97,270
Pay	6-Month Australian Bank Bill	4.500%	6/18/35	6-Month	AUD	500,000	9,089	2,896	6,193
Pay	6-Month EURIBOR	0.451%	5/27/50	12-Month	EUR	200,000	(91,696)	—	(91,696)
Pay	6-Month EURIBOR	0.650%	4/12/27	12-Month	EUR	500,000	(14,812)	—	(14,812)
Pay	6-Month EURIBOR	0.650%	5/11/27	12-Month	EUR	300,000	(8,802)	—	(8,802)
Pay	6-Month EURIBOR	0.700%	4/11/27	12-Month	EUR	200,000	(5,779)	—	(5,779)
Pay	6-Month EURIBOR	1.000%	5/13/27	12-Month	EUR	500,000	(10,736)	—	(10,736)
Pay	6-Month EURIBOR	2.250%	9/17/30	12-Month	EUR	11,700,000	20,185	(179,354)	199,539
Pay	6-Month EURIBOR	2.250%	9/21/37	12-Month	EUR	5,650,000	(179,236)	141,469	(320,705)
Pay	6-Month EURIBOR	2.250%	9/21/42	12-Month	EUR	2,310,000	(136,294)	176,898	(313,192)
Pay	6-Month EURIBOR	2.250%	9/17/55	12-Month	EUR	700,000	(59,319)	(49,363)	(9,956)
Pay	6-Month EURIBOR	2.343%	1/10/30	12-Month	EUR	3,400,000	22,497	3,599	18,898
Pay	6-Month EURIBOR	3.000%	3/19/27	12-Month	EUR	7,050,000	150,330	47,415	102,915
Pay	6-Month EURIBOR	3.370%	10/9/28	12-Month	EUR	710,000	48,311	—	48,311
Receive	6-Month EURIBOR	0.054%	5/27/50	12-Month	EUR	50,000	27,068	6,520	20,548
Receive	6-Month EURIBOR	2.000%	9/17/27	12-Month	EUR	5,400,000	(7,401)	(13,304)	5,903
Receive	6-Month EURIBOR	2.213%	3/12/55	12-Month	EUR	2,100,000	62,293	—	62,293
Receive	6-Month EURIBOR	2.250%	9/17/35	12-Month	EUR	1,030,000	29,411	23,854	5,557
Receive	6-Month EURIBOR	2.270%	3/12/55	12-Month	EUR	1,200,000	29,096	202	28,894
Receive	6-Month EURIBOR	2.282%	3/12/55	12-Month	EUR	200,000	4,621	—	4,621
Receive	6-Month EURIBOR	3.000%	3/15/33	12-Month	EUR	3,160,000	(60,619)	(33,464)	(27,155)
Receive	Bank of Japan Uncollateralised Overnight Call Rate	2.000%	6/18/55	12-Month	JPY	10,000,000	2,757	(2,075)	4,832
Pay	Bank of Japan Uncollateralized Overnight Call Rate	0.000%	3/17/31	6-Month	JPY	130,000,000	(53,363)	(4,651)	(48,712)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	0.050%	12/15/31	12-Month	JPY	490,000,000	(213,718)	(164,853)	(48,865)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	0.250%	3/15/32	12-Month	JPY	50,000,000	(17,975)	(1,479)	(16,496)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	0.400%	12/15/51	12-Month	JPY	67,000,000	(167,391)	(28,522)	(138,869)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	0.450%	12/15/51	12-Month	JPY	40,000,000	(96,934)	(61,872)	(35,062)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	0.750%	3/19/27	12-Month	JPY	570,000,000	4,590	628	3,962
Pay	Bank of Japan Uncollateralized Overnight Call Rate	0.850%	9/20/33	12-Month	JPY	68,100,000	(8,772)	(4,741)	(4,031)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	1.000%	3/19/32	12-Month	JPY	860,000,000	(6,055)	(15,354)	9,299
Pay	Bank of Japan Uncollateralized Overnight Call Rate	1.000%	9/18/34	12-Month	JPY	90,000,000	(7,918)	(2,958)	(4,960)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	1.000%	3/19/35	12-Month	JPY	800,000,000	(113,087)	(65,211)	(47,876)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	1.000%	6/19/44	12-Month	JPY	230,000,000	(213,308)	(92,913)	(120,395)
Receive	Bank of Japan Uncollateralized Overnight Call Rate	0.400%	6/19/39	6-Month	JPY	80,000,000	85,274	(20,457)	105,731
Receive	Bank of Japan Uncollateralized Overnight Call Rate	1.500%	9/18/54	12-Month	JPY	63,500,000	61,808	9,937	51,871
Pay	Canadian Overnight Repo Rate Average	1.713%	10/2/29	6-Month	CAD	400,000	(10,433)	(29,897)	19,464
Pay	Canadian Overnight Repo Rate Average	2.850%	9/1/29	6-Month	CAD	1,000,000	9,147	(2,988)	12,135
Pay	Canadian Overnight Repo Rate Average	3.250%	6/21/53	6-Month	CAD	200,000	3,057	(10,586)	13,643

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	Canadian Overnight Repo Rate Average	3.898%	6/19/26	PAM	CAD	2,500,000	$25,328	$(3,864)	$29,192
Pay	Canadian Overnight Repo Rate Average	3.925%	6/19/26	PAM	CAD	4,300,000	44,403	(371)	44,774
Receive	Canadian Overnight Repo Rate Average	2.850%	6/1/33	6-Month	CAD	300,000	(505)	2,521	(3,026)
Receive	Canadian Overnight Repo Rate Average	2.880%	9/1/33	6-Month	CAD	400,000	(1,188)	—	(1,188)
Receive	Canadian Overnight Repo Rate Average	3.000%	6/1/33	6-Month	CAD	200,000	(2,039)	723	(2,762)
Receive	Canadian Overnight Repo Rate Average	3.000%	6/1/34	6-Month	CAD	700,000	(5,157)	98	(5,255)
Receive	Canadian Overnight Repo Rate Average	3.180%	6/1/33	6-Month	CAD	1,500,000	(29,810)	(1,311)	(28,499)
Receive	Canadian Overnight Repo Rate Average	3.250%	12/20/33	6-Month	CAD	2,500,000	(57,950)	144,403	(202,353)
Receive	Canadian Overnight Repo Rate Average	3.250%	12/18/34	6-Month	CAD	200,000	(4,313)	(4,815)	502
Receive	Canadian Overnight Repo Rate Average	3.750%	12/20/33	6-Month	CAD	500,000	(26,267)	(2,465)	(23,802)
Pay	Euro Short-Term Rate Market Index	1.795%	10/11/29	12-Month	EUR	2,700,000	(21,772)	—	(21,772)
Pay	Euro Short-Term Rate Market Index	1.923%	10/11/29	12-Month	EUR	1,800,000	(2,937)	—	(2,937)
Pay	Euro Short-Term Rate Market Index	2.028%	10/11/29	12-Month	EUR	800,000	957	2,642	(1,685)
Receive	Financial Benchmarks India Overnight Mumbai Interbank Outright Rate	6.000%	9/17/30	6-Month	INR	26,680,000	(4,884)	(785)	(4,099)
Receive	Singapore Overnight Rate Average	2.500%	9/17/30	6-Month	SGD	600,000	(12,546)	(8,022)	(4,524)
Receive	Singapore Overnight Rate Average	2.750%	9/18/29	6-Month	SGD	4,720,000	(137,881)	(190)	(137,691)
Pay	SOFR	3.250%	6/18/35	12-Month	USD	700,000	(34,178)	(38,400)	4,222
Pay	SOFR	3.981%	11/30/27	12-Month	USD	3,700,000	24,035	—	24,035
Receive	SOFR	1.000%	12/15/26	12-Month	USD	1,000,000	57,690	3,719	53,971
Receive	SOFR	2.965%	11/30/26	12-Month	USD	6,600,000	131,253	(3,697)	134,950
Receive	SOFR	3.000%	3/19/27	12-Month	USD	12,760,000	198,046	261,813	(63,767)
Receive	SOFR	3.000%	3/19/30	12-Month	USD	3,820,000	109,541	177,729	(68,188)
Receive	SOFR	3.250%	6/18/27	12-Month	USD	2,200,000	16,896	16,095	801
Receive	SOFR	3.250%	6/18/30	12-Month	USD	5,600,000	85,809	69,148	16,661
Receive	SOFR	3.250%	3/19/35	12-Month	USD	5,680,000	283,386	378,116	(94,730)
Receive	SOFR	3.250%	12/20/53	12-Month	USD	100,000	13,921	11,616	2,305
Receive	SOFR	3.250%	3/19/55	12-Month	USD	400,000	54,721	47,355	7,366
Receive	SOFR	3.500%	12/20/38	12-Month	USD	3,200,000	176,349	50,178	126,171
Receive	SOFR	3.500%	6/20/54	12-Month	USD	300,000	31,247	14,915	16,332
Receive	SOFR	3.593%	8/31/29	12-Month	USD	2,800,000	(2,826)	—	(2,826)
Receive	SOFR	3.595%	8/19/34	12-Month	USD	400,000	9,942	—	9,942
Receive	SOFR	3.613%	8/22/34	12-Month	USD	300,000	6,949	—	6,949
Receive	SOFR	3.620%	11/30/29	12-Month	USD	4,800,000	(18,486)	(10,253)	(8,233)
Receive	SOFR	3.645%	8/7/34	12-Month	USD	700,000	14,695	—	14,695
Receive	SOFR	3.661%	8/31/29	12-Month	USD	2,300,000	(8,508)	—	(8,508)
Receive	SOFR	3.750%	6/21/25	12-Month	USD	4,900,000	52,357	24,288	28,069
Receive	SOFR	3.750%	6/20/31	12-Month	USD	400,000	1,857	(2,001)	3,858
Receive	SOFR	3.750%	5/15/32	12-Month	USD	130,000	(678)	(433)	(245)
Receive	SOFR	3.771%	2/15/55	12-Month	USD	100,000	4,567	—	4,567
Receive	SOFR	3.773%	3/4/55	12-Month	USD	400,000	18,244	—	18,244
Receive	SOFR	3.781%	11/15/53	12-Month	USD	100,000	4,381	—	4,381
Receive	SOFR	3.782%	11/15/53	12-Month	USD	200,000	8,733	—	8,733
Receive	SOFR	3.791%	11/15/53	12-Month	USD	300,000	12,673	—	12,673
Receive	SOFR	3.806%	2/15/55	12-Month	USD	200,000	7,956	—	7,956
Receive	SOFR	3.815%	11/15/34	12-Month	USD	700,000	(168)	—	(168)
Receive	SOFR	3.836%	5/15/34	12-Month	USD	500,000	(1,609)	—	(1,609)
Receive	SOFR	3.840%	6/30/31	12-Month	USD	1,300,000	(9,886)	—	(9,886)
Receive	SOFR	3.843%	11/15/34	12-Month	USD	1,200,000	(3,028)	—	(3,028)
Receive	SOFR	3.844%	11/15/34	12-Month	USD	1,500,000	(3,818)	—	(3,818)
Receive	SOFR	3.847%	5/15/34	12-Month	USD	300,000	(1,213)	—	(1,213)
Receive	SOFR	3.851%	2/28/29	12-Month	USD	1,100,000	(9,392)	—	(9,392)
Receive	SOFR	3.862%	2/28/29	12-Month	USD	1,600,000	(14,303)	—	(14,303)
Receive	SOFR	3.884%	3/25/35	12-Month	USD	500,000	(1,656)	—	(1,656)
Receive	SOFR	3.887%	11/15/53	12-Month	USD	300,000	7,808	—	7,808
Receive	SOFR	3.900%	2/15/35	12-Month	USD	900,000	(6,684)	(2,648)	(4,036)
Receive	SOFR	3.905%	8/15/26	PAM	USD	1,800,000	(1,232)	—	(1,232)
Receive	SOFR	3.905%	3/12/35	12-Month	USD	200,000	(1,005)	—	(1,005)
Receive	SOFR	3.908%	3/4/35	12-Month	USD	400,000	(2,070)	—	(2,070)
Receive	SOFR	3.914%	11/15/53	12-Month	USD	200,000	4,295	—	4,295
Receive	SOFR	3.930%	3/24/35	12-Month	USD	300,000	(2,146)	—	(2,146)
Receive	SOFR	3.930%	6/25/55	12-Month	USD	345,000	5,476	1,280	4,196
Receive	SOFR	3.931%	11/15/54	12-Month	USD	300,000	5,551	—	5,551
Receive	SOFR	3.954%	11/15/54	12-Month	USD	200,000	2,894	—	2,894
Receive	SOFR	3.959%	11/15/54	12-Month	USD	400,000	5,422	—	5,422
Receive	SOFR	3.960%	6/27/55	12-Month	USD	405,000	4,308	(236)	4,544
Receive	SOFR	3.964%	11/15/54	12-Month	USD	300,000	3,803	—	3,803
Receive	SOFR	3.998%	11/15/54	12-Month	USD	700,000	4,714	—	4,714
Receive	SOFR	4.000%	6/20/26	12-Month	USD	3,600,000	28,536	(10,341)	38,877
Receive	SOFR	4.005%	9/29/55	12-Month	USD	124,000	174	(1,392)	1,566

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	SOFR	4.020%	5/15/26	PAM	USD	2,500,000	$1,219	$—	$1,219
Receive	SOFR	4.065%	6/26/55	12-Month	USD	213,000	(1,605)	(3,715)	2,110
Receive	SOFR	4.100%	8/31/29	12-Month	USD	10,780,000	(225,488)	(152,977)	(72,511)
Receive	SOFR	4.100%	12/31/31	12-Month	USD	1,370,000	(34,364)	(29,547)	(4,817)
Receive	SOFR	4.111%	11/15/54	12-Month	USD	640,000	(8,391)	—	(8,391)
Receive	SOFR	4.130%	11/15/54	12-Month	USD	660,000	(10,792)	—	(10,792)
Receive	SOFR	4.150%	11/15/34	12-Month	USD	5,200,000	(139,889)	(151,731)	11,842
Receive	SOFR	4.250%	12/20/25	12-Month	USD	27,709,000	24,663	143,567	(118,904)
Pay	Sterling Overnight Index Average	3.000%	6/17/27	12-Month	GBP	5,100,000	(110,705)	(11,885)	(98,820)
Pay	Sterling Overnight Index Average	3.500%	3/19/30	12-Month	GBP	9,400,000	(230,220)	(221,626)	(8,594)
Pay	Sterling Overnight Index Average	4.000%	3/17/28	12-Month	GBP	11,200,000	72,045	34,710	37,335
Receive	Sterling Overnight Index Average	3.500%	3/19/35	12-Month	GBP	600,000	43,426	39,674	3,752
Receive	Sterling Overnight Index Average	3.750%	3/19/27	12-Month	GBP	200,000	1,024	(532)	1,556
Receive	Sterling Overnight Index Average	3.750%	3/19/55	12-Month	GBP	900,000	159,384	113,755	45,629
Pay	Swiss Average Rate Overnight Index	0.300%	2/15/27	12-Month	CHF	200,000	2,459	—	2,459

							$ (136,360)	$403,566	$ (539,926)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2025, International Fixed Income Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Sovereign Issues - Buy Protection (1)

Reference Obligation & Ratings†	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 5/31/25 (2)	Notional Amount (3)		Value	Upfront Payment (Received)	Unrealized Depreciation
South Korea Government Bonds, AA	(1.000)%	6/20/30	3-Month	BOA	0.289%	USD	280,000	$(9,777)	$(8,945)	$(832)
South Korea Government Bonds, AA	(1.000)%	6/20/30	3-Month	GSC	0.289%	USD	400,000	(13,967)	(12,778)	(1,189)

								$(23,744)	$(21,723)	$(2,021)

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

OTC Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (4)

Reference Obligation & Ratings†	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 5/31/25 (2)	Notional Amount (3)		Value	Upfront Payment (Received)	Unrealized Appreciation
Petroleos Mexicanos, NR	4.750%	7/6/26	1-Month	DUB	N/A(a)	USD	576,450	$2,445	$—	$2,445
Republic of Italy Government International Bonds, BBB+	1.000%	6/20/25	3-Month	BCLY	0.063%	USD	300,000	779	(7,348)	8,127

								$3,224	$(7,348)	$10,572

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Centrally Cleared - Credit Default Swaps on Indexes - Buy Protection (1)

Reference Obligation & Ratings	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 5/31/25 (2)	Notional Amount (3)	Market Value	Upfront Payment (Received)	Unrealized Depreciation
Markit CDX North America Investment Grade Series 43 10-Year Index, NR	(1.000)%	12/20/34	3-Month	0.504%	USD 1,100,000	$(9,580)	$(6,915)	$(2,665)
Markit iTraxx Europe Series 43 10-Year Index, NR	(1.000)%	6/20/35	3-Month	0.971%	EUR 4,200,000	(21,605)	(9,633)	(11,972)
Markit iTraxx Europe Series 43 5-Year Index, NR	(1.000)%	6/20/30	3-Month	0.578%	EUR 2,440,000	(61,424)	(53,456)	(7,968)

						$(92,609)	$(70,004)	$(22,605)

Centrally Cleared - Credit Default Swaps on Corporate Issue and Indexes - Sell Protection (4)
Reference Obligation & Ratings†	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 5/31/25 (2)	Notional Amount (3)	Value	Upfront Payment Paid	Unrealized Appreciation/ (Depreciation)
Ford Motor Credit Co. LLC, BBB-	5.000%	6/20/25	3-Month	0.377%	USD 200,000	$2,589	$7,947	$(5,358)
Markit CDX North America Investment Grade Series 43 5-Year Index, NR	1.000%	12/20/29	3-Month	0.504%	USD 6,500,000	147,896	129,971	17,925
Markit CDX North America Investment Grade Series 44 5-Year Index, NR	1.000%	6/20/30	3-Month	0.561%	USD 29,500,000	652,719	477,626	175,093

						$803,204	$615,544	$187,660

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2025, International Fixed Income Fund held the following OTC Cross-Currency Swap Contracts:

Counterparty Pay	Counterparty Receive	Maturity Date (5)	Counterparty	Notional Amount of Currency Received (6)	Notional Amount of Currency Delivered (6)		Value	Upfront Payment Paid/ (Received)	Unrealized Depreciation
Floating rate equal to Bank of Japan Uncollateralised Overnight Call Rate minus 0.459% based on the notional amount of currency delivered	Floating rate equal to SOFR based on the notional amount of currency received	9/17/30	GSC	JPY 550,000,000	USD	3,603,427	$(221,599)	$(9,290)	$(212,309)
Floating rate equal to Bank of Japan Uncollateralised Overnight Call Rate minus 0.470% based on the notional amount of currency delivered	Floating rate equal to SOFR based on the notional amount of currency received	6/18/26	GSC	JPY 2,662,200,000	USD	18,342,922	(144,138)	1,377,049	(1,521,187)

							$(365,737)	$1,367,759	$(1,733,496)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(6)	The notional amounts to be received or delivered may be determined and exchanged at a future date, based on the effective date of the cross-currency swap.

At May 31, 2025, International Fixed Income Fund deposited cash collateral with brokers in the amount of $2,609,000 for open centrally cleared swap contracts.

At May 31, 2025, International Fixed Income Fund had cash collateral from brokers in the amount of $150,000 for open OTC swap contracts.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Currency abbreviations used in this schedule:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNY	—	China Yuan Renminbi
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korean Won
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Sol
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Counterparty abbreviations used in this schedule:

BCLY	—	Barclays Bank PLC
BNP	—	BNP Paribas SA
BOA	—	Bank of America
DUB	—	Deutsche Bank AG
GSC	—	Goldman Sachs & Co.
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
NWM	—	NatWest Markets PLC
SCB	—	Standard Chartered Bank
SOG	—	Societe Generale SA
UBS	—	UBS Securities LLC
WFB	—	Wells Fargo Bank

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
MUNICIPAL BONDS - 94.4%
Alabama - 6.1%
$400,000	AAA	Alabama Federal Aid Highway Finance Authority, Revenue Bonds, Series A, 5.000% due 9/1/36	$447,292
220,000	A1(a)	Black Belt Energy Gas District, Revenue Bonds, Series A, 5.250% due 5/1/55(b)	231,992
1,000,000	Aa3(a)	Southeast Alabama Gas Supply District (The), Revenue Bonds, Series A, 5.000% due 8/1/54(b)	1,041,467
		Southeast Energy Authority A Cooperative District, Revenue Bonds:
965,000	A1(a)	Series A, 5.250% due 1/1/54(b)	997,041
500,000	A2(a)	Series B1, 5.000% due 5/1/53(b)	513,043
1,400,000	Aa1(a)	Series C, 5.000% due 2/1/30	1,465,344

		Total Alabama	4,696,179

Alaska - 0.2%
		Northern Tobacco Securitization Corp., Revenue Bonds:
105,000	BBB+	Series A, 4.000% due 6/1/50	87,484
45,000	BBB-	Series B1, 4.000% due 6/1/50	42,198

		Total Alaska	129,682

Arizona - 2.0%
1,000,000	A+	City of Mesa, Utility System Revenue, Revenue Bonds, 5.000% due 7/1/40	1,060,263
480,000	Aa1(a)	Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds, Series A, 6.500% due 3/1/55	531,109

		Total Arizona	1,591,372

California - 11.2%
900,000	NR	California Infrastructure & Economic Development Bank, Revenue Bonds, AMT, Series A, 9.500% due 1/1/65(b)(c)(d)	872,344
		California School Finance Authority, Revenue Bonds:
640,000	BBB-	Aspire Public School Obligation Group, 5.000% due 8/1/32(c)	655,016
250,000	NR	iLead Lancaster Holdings LLC, Series A, 4.000% due 6/1/31(c)	237,996
		California State Public Works Board, Revenue Bonds:
1,000,000	A+	Series D, 4.000% due 5/1/47	905,993
1,000,000	A+	Series D, 5.000% due 11/1/46	1,026,430
		East Bay Municipal Utility District Water System Revenue, Revenue Bonds:
750,000	AAA	Series A, 5.000% due 6/1/43	809,792
755,000	AAA	Series A, 5.000% due 6/1/44	810,901
500,000	AA	Las Virgenes Unified School District, GO, Series B, 5.250% due 8/1/51	530,882
1,000,000	AA-	Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, 5.000% due 5/15/47	1,021,491
595,000	AA	Riverside County Public Financing Authority, Tax Allocation, Series A, 4.000% due 10/1/40	564,799
1,000,000	AA-	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds, AMT, Series A, 5.500% due 5/1/55(d)	1,038,395
250,000	BBB+	Tobacco Securitization Authority of Southern California, Revenue Bonds, San Diego County Tobacco Asset Securitization, 5.000% due 6/1/48	244,321

		Total California	8,718,360

Colorado - 3.0%
100,000	AA	Colorado Bridge & Tunnel Enterprise, Revenue Bonds, Series A, 5.000% due 12/1/36	109,679
500,000	AA	Colorado Health Facilities Authority, Revenue Bonds, Adventhealth Obligated, Series A, 3.000% due 11/15/51	342,463
1,000,000	AA+	Denver City & County School District No 1, GO, Series C, 5.500% due 12/1/47	1,075,283
500,000	AA	Mesa County Valley School District No 51 Grand Junction, GO, 5.250% due 12/1/43	535,768
240,000	Aa1(a)	University of Colorado, Revenue Bonds, Series A, 5.000% due 6/1/36	269,405

		Total Colorado	2,332,598

District of Columbia - 2.0%
		District of Columbia Income Tax Revenue, Revenue Bonds:
500,000	AAA	Series A, 5.000% due 6/1/33	561,681
500,000	AAA	Series A, 5.000% due 6/1/43	524,321
2,075,000	WD(e)	District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds, Capital Appreciation Asset-Backed, Series B, zero coupon due 6/15/46	444,514

		Total District of Columbia	1,530,516

Florida - 6.3%
460,000	NR	Boggy Creek Improvement District, Special Assessment, Series 2013, 5.125% due 5/1/43	444,188
1,000,000	A	Brevard County Health Facilities Authority, Revenue Bonds, Health First Obligated Group, Series A, 5.000% due 4/1/47	988,095

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
MUNICIPAL BONDS - 94.4% - (continued)
Florida - 6.3% - (continued)
$665,000	AA+	Broward County, Water & Sewer Utility Revenue, Revenue Bonds, Series A, 4.000% due 10/1/45	$610,844
2,500,000	NR	Capital Trust Agency, Inc., Revenue Bonds, Wonderful Foundations Charter, Series B, zero coupon due 1/1/60	186,203
500,000	AA+	City of Fort Lauderdale, Water & Sewer Revenue, Revenue Bonds, Series A, 5.000% due 9/1/41	531,478
800,000	A+	County of Miami-Dade Aviation Revenue, Revenue Bonds, AMT, Series A, 5.250% due 10/1/50(d)	811,737
100,000	AA+	JEA Water & Sewer System Revenue, Revenue Bonds, Series A, 5.250% due 10/1/49	103,934
270,000	NR	Lakewood Ranch Stewardship District, Special Assessment, Isles Lakewood Ranch Project, 3.875% due 5/1/29	269,822
1,000,000	A+	Orange County Health Facilities Authority, Revenue Bonds, Orlando Health Obligated Group, Series A, 5.000% due 10/1/53	973,200

		Total Florida	4,919,501

Georgia - 3.8%
		Main Street Natural Gas Inc., Revenue Bonds:
2,500,000	Aa1(a)	Series A, 4.000% due 7/1/52(b)	2,499,415
435,000	A3(a)	Series A, 5.000% due 6/1/53(b)	451,264

		Total Georgia	2,950,679

Idaho - 1.2%
900,000	A	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System, Series A, 5.000% due 3/1/42	927,420

Illinois - 3.0%
1,000,000	A	Chicago Midway International Airport, Revenue Bonds, AMT, Series C, 5.000% due 1/1/38(d)	1,029,507
300,000	Aa1(a)	Cook County Community Consolidated School District No. 64 Park Ridge-Niles, GO, 5.000% due 12/1/41	317,634
500,000	AAA	Illinois Finance Authority, Revenue Bonds, Series A, 5.000% due 7/1/43	521,978
		State of Illinois, GO:
275,000	A-	Series B, 5.250% due 5/1/44	281,075
150,000	A-	Series C, 5.000% due 12/1/46	149,023

		Total Illinois	2,299,217

Indiana - 3.6%
650,000	AA	Indiana Municipal Power Agency, Revenue Bonds, Series A, 5.000% due 1/1/43	678,464
		Indianapolis Local Public Improvement Bond Bank, Revenue Bonds:
1,000,000	A1(a)	Indianapolis Airport Authority, AMT, 5.000% due 1/1/31(d)	1,058,040
500,000	AA+	Series D, 6.000% due 2/1/48	550,811
500,000	Aa2(a)	IPS Multi-School Building Corp., Revenue Bonds, 5.000% due 7/15/44	512,106

		Total Indiana	2,799,421

Kansas - 1.0%
		Kansas Development Finance Authority, Revenue Bonds:
500,000	Aa2(a)	Kansas Athletics Inc., Series C-1, 5.000% due 9/1/44	516,560
250,000	Aaa(a)	Series R, 5.000% due 5/1/41	266,256

		Total Kansas	782,816

Kentucky - 1.6%
230,000	NR	City of Henderson, Revenue Bonds, Pratt Paper LLC Project, AMT, Series A, 4.450% due 1/1/42(c)(d)	210,822
1,020,000	Aa3(a)	Kentucky State Property & Building Commission, Revenue Bonds, Series A, 5.000% due 4/1/41	1,070,714

		Total Kentucky	1,281,536

Maryland - 2.2%
		City of Baltimore, Tax Allocation, Harbor Point Project:
125,000	NR	Series A, 2.800% due 6/1/25(c)	125,000
135,000	NR	Series A, 2.850% due 6/1/26(c)	133,280
500,000	AAA	County of Prince George’s, GO, Series A, 5.000% due 8/1/40	537,166
630,000	Baa3(a)	Maryland Economic Development Corp., Revenue Bonds, Green Bond, Purple Line Light Rail Project, AMT, Series B, 5.250% due 6/30/55(d)	616,600
250,000	AAA	Washington Suburban Sanitary Commission, Revenue Bonds, 5.000% due 6/1/43	266,116

		Total Maryland	1,678,162

Massachusetts - 3.5%
1,000,000	AAA	City of Boston, GO, Series A, 5.000% due 11/1/37	1,096,882
		Commonwealth of Massachusetts, GO:
550,000	AA+	Series C, 5.000% due 10/1/48	561,949
270,000	AA+	Series I, 5.000% due 12/1/47	278,940
690,000	AA+	Massachusetts Water Resources Authority, Revenue Bonds, Series C, 5.000% due 8/1/39	750,763

		Total Massachusetts	2,688,534

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
MUNICIPAL BONDS - 94.4% - (continued)
Michigan - 3.9%
$845,000	A+	Central Michigan University, Revenue Bonds, Series A, 5.000% due 10/1/37	$915,812
500,000	AA-	Great Lakes Water Authority Sewage Disposal System Revenue, Revenue Bonds, Series C, 5.250% due 7/1/53	515,603
1,000,000	AA-	Lansing Board of Water & Light, Revenue Bonds, Series A, 5.250% due 7/1/54	1,038,575
500,000	AA+	Michigan State Housing Development Authority, Revenue Bonds, Series D, 5.100% due 12/1/37	517,821

		Total Michigan	2,987,811

Nebraska - 2.0%
500,000	A2(a)	Central Plains Energy Project, Revenue Bonds, Series 1, 5.000% due 5/1/53(b)	515,852
1,000,000	AA	Omaha Public Power District, Revenue Bonds, Series A, 5.250% due 2/1/48	1,039,799

		Total Nebraska	1,555,651

New Jersey - 3.1%
100,000	BBB	Camden County Improvement Authority (The), Revenue Bonds, KIPP Cooper Norcross High School, 6.000% due 6/15/62	102,579
110,000	NR	New Jersey Economic Development Authority, Revenue Bonds, Golden Door Charter School Project, Series A, 5.125% due 11/1/29(c)	110,280
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
1,000,000	A-	Series A, 4.000% due 6/15/40	926,492
240,000	A-	Series AA, 5.000% due 6/15/42	246,545
500,000	AA-	New Jersey Turnpike Authority, Revenue Bonds, Series A, 5.000% due 1/1/43(f)	523,365
500,000	A-	Tobacco Settlement Financing Corp., Revenue Bonds, Series A, 5.000% due 6/1/35	507,637

		Total New Jersey	2,416,898

New York - 5.4%
1,000,000	AA	City of New York, GO, Series B, 5.250% due 10/1/47	1,028,311
500,000	AAA	New York City Transitional Finance Authority, Revenue Bonds, Series E, 5.000% due 11/1/53	507,847
180,000	AA+	New York State Thruway Authority, Revenue Bonds, Series A, 4.125% due 3/15/52	157,482
225,000	Baa2(a)	New York Transportation Development Corp., Revenue Bonds, Delta Air Lines Inc.- LaGuardia, AMT, 4.000% due 10/1/30(d)	220,440
500,000	AA-	Port Authority of New York & New Jersey, Revenue Bonds, Series 241, 5.000% due 7/15/41	528,467
660,000	AA+	Triborough Bridge & Tunnel Authority, Revenue Bonds, Series C, 5.250% due 5/15/52	679,796
1,000,000	AA+	Triborough Bridge & Tunnel Authority Sales Tax Revenue, Revenue Bonds, Triborough Bridge and Tunnel Authority Capital Lockbox, Series A, 5.000% due 5/15/40	1,064,581

		Total New York	4,186,924

North Carolina - 0.7%
500,000	AA+	County of Johnston, Revenue Bonds, 5.000% due 4/1/41	536,432

North Dakota - 0.5%
495,000	Aa1(a)	North Dakota Housing Finance Agency, Revenue Bonds, Water and Sewer System, Series A, 3.700% due 1/1/46	413,463

Ohio - 5.0%
		Buckeye Tobacco Settlement Financing Authority, Revenue Bonds:
85,000	BBB+	Series A2, 3.000% due 6/1/48	59,367
100,000	NR	Series B2, 5.000% due 6/1/55	86,659
1,000,000	Aa2(a)	North Ridgeville City School District, GO, 5.000% due 12/1/44	1,015,453
600,000	Baa3(a)	Ohio Air Quality Development Authority, Revenue Bonds, Ohio Valley Electric Corp., Remarketing, Series A, 2.875% due 2/1/26	593,560
1,000,000	AAA	Ohio Water Development Authority, Revenue Bonds, Series A, 5.000% due 12/1/41	1,069,355
1,000,000	AAA	Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Series D, 5.000% due 12/1/43	1,056,222

		Total Ohio	3,880,616

Oklahoma - 1.3%
1,000,000	AAA	Oklahoma Water Resources Board, Revenue Bonds, Clean Water Program, 5.000% due 4/1/44	1,046,417

Oregon - 1.7%
1,000,000	AA-	Port of Portland Airport Revenue, Revenue Bonds, Green Bond, AMT, Series 29, 5.000% due 7/1/38(d)	1,034,114
250,000	AA+	State of Oregon, GO, Series F, 5.000% due 8/1/48	257,324

		Total Oregon	1,291,438

Pennsylvania - 2.6%
250,000	AA-	Geisinger Authority, Revenue Bonds, Geisinger Health System, 4.000% due 4/1/50	207,632
1,000,000	A	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Series B1, 5.250% due 11/1/37	1,081,505
830,000	A+	Pennsylvania Turnpike Commission, Revenue Bonds, Series A, 4.000% due 12/1/46	743,284

		Total Pennsylvania	2,032,421

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
MUNICIPAL BONDS - 94.4% - (continued)
Puerto Rico - 1.1%
		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds:
$ 664,000	NR	Series A1, 4.750% due 7/1/53	$608,088
225,000	NR	Series A1, zero coupon due 7/1/46	72,233
216,000	NR	Series A2, 4.784% due 7/1/58	193,645

		Total Puerto Rico	873,966

Tennessee - 0.5%
245,000	Baa1(a)	Tennergy Corp., Revenue Bonds, Gas Supply, Series A, 5.500% due 10/1/53(b)	256,909
95,000	AA+	Tennessee Housing Development Agency, Revenue Bonds, Series 2A, 6.000% due 1/1/55	103,687

		Total Tennessee	360,596

Texas - 10.4%
415,000	Aa1(a)	Bexar Management And Development Corp., Revenue Bonds, 4.610% due 7/1/44	409,809
315,000	AA	City of Austin, Water & Wastewater System Revenue, Revenue Bonds, 5.000% due 11/15/41	333,438
500,000	Aa3(a)	City of Houston, GO, Series A, 5.250% due 3/1/40	534,364
100,000	BB	City of Houston, Airport System Revenue, Revenue Bonds, AMT, Series B1, 5.000% due 7/15/30(d)	99,994
250,000	Aa1(a)	City of Midland, GO, Series B, 5.000% due 3/1/47	255,946
		Fort Bend Independent School District, GO:
500,000	AAA	Series A, PSF-GTD-Insured, 5.000% due 8/15/36	554,456
1,000,000	AAA	Series A, PSF-GTD-Insured, 5.000% due 8/15/44	1,034,494
500,000	AA	Leander Independent School District, GO, Series B, 5.000% due 8/15/34(f)	559,595
315,000	Aaa(a)	New Caney Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/41	331,983
500,000	AA-	North Texas Municipal Water District, Revenue Bonds, Panther Creek Regional Wastewater System, 5.250% due 6/1/43	531,344
795,000	Aaa(a)	Northside Independent School District, GO, PSF-GTD-Insured, 0.700% due 6/1/50(b)	795,000
1,000,000	AAA	Plano Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/41	1,058,390
1,000,000	AA	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Cook Children’s Medical Center, 5.250% due 12/1/49	1,038,199
500,000	AAA	Texas Water Development Board, Revenue Bonds, State Revolving Fund, 5.000% due 8/1/44	521,834

		Total Texas	8,058,846

Utah - 0.6%
500,000	Aaa(a)	Canyons School District, GO, School Bonds Guaranty Program, 2.500% due 6/15/30	469,199

Virginia - 2.6%
500,000	AA+	Albemarle County Economic Development Authority, Revenue Bonds, Series A, 5.000% due 6/1/38	538,433
225,000	AAA	Prince William County Service Authority, Revenue Bonds, 5.000% due 7/15/31	250,055
80,000	AA+	Virginia Housing Development Authority, Revenue Bonds, Series G, 5.150% due 11/1/52	80,763
1,000,000	AA+	Virginia Public Building Authority, Revenue Bonds, Series A, 5.000% due 8/1/42	1,060,750
100,000	BBB	Virginia Small Business Financing Authority, Revenue Bonds, AMT, 4.000% due 1/1/48(d)	82,639

		Total Virginia	2,012,640

Washington - 2.3%
		Pierce County School District No 10 Tacoma, GO, School Bonds Guaranty Program:
1,000,000	AA+	5.000% due 12/1/48	1,030,411
370,000	AA+	5.000% due 12/1/44	385,616
		Washington State Housing Finance Commission, Revenue Bonds:
285,000	Ba2(a)	Spokane Int Acad Project, Series A, 4.000% due 7/1/26(c)	281,603
100,000	BB(e)	Transforming Age Projects, Series A, 5.000% due 1/1/26(c)	100,168

		Total Washington	1,797,798

		TOTAL MUNICIPAL BONDS (Cost - $74,509,076)	73,247,109

SHORT-TERM INVESTMENTS - 6.2%
TIME DEPOSITS - 6.2%
3,852,329		Citibank - New York, 3.680% due 6/2/25	3,852,329
940,552		JPMorgan Chase & Co. - New York, 3.680% due 6/2/25	940,552

		TOTAL SHORT-TERM INVESTMENTS (Cost - $4,792,881)	4,792,881

		TOTAL INVESTMENTS - 100.6% (Cost - $79,301,957)	78,039,990

		Liabilities in Excess of Other Assets - (0.6)%	(503,737)

		TOTAL NET ASSETS - 100.0%	$77,536,253

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)	Rating by Moody’s Investors Service.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2025.
(c)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2025, amounts to $2,726,509 and represents 3.5% of net assets.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(e)	Rating by Fitch Ratings Service.
(f)	When-issued security.

At May 31, 2025, for Municipal Bond Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Municipal Bond Fund	$ 79,301,957	$ 288,343	$ (1,550,310)	$ (1,261,967)

Abbreviations used in this schedule:

AMT	—	Alternative Minimum Tax
GO	—	General Obligation
PSF-GTD	—	Permanent School Fund Guaranteed

Summary of Investments by Industry^
General Obligation	31.9%
Water and Sewer	12.8
School District	12.4
Health Care Providers & Services	8.4
Airport	5.7
Utilities	3.6
Development	3.5
Single Family Housing	2.7
Transportation	2.7
Higher Education	2.2
Bond Bank	2.1
Education	2.0
Tobacco Settlement	1.9
Power	1.3
Multifamily Housing	0.6
Nursing Homes	0.1
Short-Term Investments	6.1

Total Investments	100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 109.9%
	U.S. Treasury Inflation Indexed Bonds:
$ 1,326,207	2.000% due 1/15/26	$1,331,246
2,132,758	1.750% due 1/15/28	2,156,726
2,948,378	3.625% due 4/15/28	3,134,635
1,626,720	2.500% due 1/15/29	1,688,268
2,426,076	3.875% due 4/15/29	2,645,445
43,245	3.375% due 4/15/32(a)	47,834
858,255	2.125% due 2/15/40	837,350
949,312	2.125% due 2/15/41	915,923
1,981,602	0.750% due 2/15/42	1,514,731
1,794,532	0.625% due 2/15/43	1,313,383
2,291,774	1.375% due 2/15/44	1,898,937
2,607,763	0.750% due 2/15/45	1,878,397
2,011,232	1.000% due 2/15/46	1,502,502
1,841,681	0.875% due 2/15/47	1,314,071
2,230,823	1.000% due 2/15/48	1,615,871
1,525,212	1.000% due 2/15/49	1,089,101
1,194,259	0.250% due 2/15/50(a)	679,534
1,474,152	0.125% due 2/15/51	786,384
1,034,037	0.125% due 2/15/52(a)	541,671
2,151,920	1.500% due 2/15/53	1,673,962
2,084,260	2.125% due 2/15/54	1,873,834
810,856	2.375% due 2/15/55(a)	769,431
	U.S. Treasury Inflation Indexed Notes:
1,561,395	0.625% due 1/15/26	1,554,355
2,805,011	0.125% due 4/15/26	2,775,107
4,850,144	0.125% due 7/15/26	4,808,841
4,330,628	0.125% due 10/15/26	4,279,664
5,203,438	0.375% due 1/15/27	5,131,436
2,831,925	0.125% due 4/15/27	2,770,451
3,935,485	0.375% due 7/15/27	3,878,589
6,478,080	1.625% due 10/15/27(b)	6,552,059
5,287,616	0.500% due 1/15/28	5,176,359
1,066,290	1.250% due 4/15/28	1,062,158
4,599,682	0.750% due 7/15/28	4,530,907
5,847,520	2.375% due 10/15/28	6,055,958
3,153,959	0.875% due 1/15/29	3,093,414
1,137,433	2.125% due 4/15/29	1,165,119
4,710,068	0.250% due 7/15/29	4,499,925
3,150,995	1.625% due 10/15/29	3,178,908
5,270,786	0.125% due 1/15/30	4,945,612
1,105,192	1.625% due 4/15/30	1,107,998
3,954,385	0.125% due 7/15/30	3,690,475
5,418,258	0.125% due 1/15/31	4,981,812
7,410,455	0.125% due 7/15/31	6,762,227
4,384,364	0.125% due 1/15/32	3,937,086
9,356,715	0.625% due 7/15/32(b)	8,647,114
10,844,471	1.125% due 1/15/33(b)	10,264,528
7,055,703	1.375% due 7/15/33	6,782,598
2,289,034	1.750% due 1/15/34	2,247,185
4,179,048	1.875% due 7/15/34(b)	4,141,671

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 109.9% - (continued)
$ 4,357,835			2.125% due 1/15/35	$4,382,939

			TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $165,931,785)	153,613,731

MORTGAGE-BACKED SECURITIES - 14.2%
FHLMC - 3.4%
			Federal Home Loan Mortgage Corp. (FHLMC):
86,520			3.000% due 7/1/52	73,703
354,904			6.500% due 10/1/53	365,783
4,023,305			6.000% due 3/1/54	4,065,846
296,091			5.000% due 7/1/54	287,013

			Total FHLMC	4,792,345

FNMA - 8.1%
			Federal National Mortgage Association (FNMA):
32,431			4.000% due 3/1/50	30,102
169,269			3.000% due 5/1/52	144,191
82,286			4.500% due 10/1/52	77,779
1,765,224			5.500% due 5/1/54	1,748,576
3,200,000			4.000% due 6/1/55(c)	2,931,376
4,600,000			4.500% due 7/1/55(c)	4,334,464
2,000,000			6.500% due 7/1/55(c)	2,051,237

			Total FNMA	11,317,725

GNMA - 2.7%
4,274,165			Government National Mortgage Association II (GNMA), 3.500% due 11/20/52 - 1/20/55	3,802,959

			TOTAL MORTGAGE-BACKED SECURITIES (Cost - $20,089,286)	19,913,029

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.6%
Asset-Backed Securities - 6.8%
400,000		Aaa(d)	AIMCO CLO, Series 2015-AA, Class AR3, 5.530% (3-Month Term SOFR + 1.250%) due 10/17/34(e)(f)	400,469
300,000	EUR	AAA	Arbour CLO VI DAC, Series 6A, Class AR, 3.293% (3-Month EURIBOR + 1.150%) due 11/15/37(e)(f)	340,503
100,202		Aaa(d)	ARES L CLO Ltd., Series 2018-50A, Class AR, 5.568% (3-Month Term SOFR + 1.312%) due 1/15/32(e)(f)	100,261
84,322		CCC	Bear Stearns Asset-Backed Securities Trust, Series 2004-1, Class M1, 5.414% (1-Month Term SOFR + 1.089%) due 6/25/34(e)	93,107
143,304		AAA	BlueMountain CLO Ltd., Series 2016-3A, Class A1R2, 5.526% (3-Month Term SOFR + 1.200%) due 11/15/30(e)(f)	143,348
218,546	EUR	Aaa(d)	Cairn CLO X DAC, Series 2018-10A, Class AR, 3.059% (3-Month EURIBOR + 0.780%) due 10/15/31(e)(f)	247,828
500,000		AAA	Canyon CLO Ltd., Series 2020-1A, Class AR2, 5.336% (3-Month Term SOFR + 1.080%) due 7/15/34(e)(f)	496,756
151,114	EUR	Aaa(d)	Carlyle Global Markets Strategis Euro CLO Ltd., Series 2014-2A, Class AR-1, 2.893% (3-Month EURIBOR + 0.750%) due 11/15/31(e)(f)	171,116
			Credit-Based Asset Servicing & Securitization LLC:
135,545		CCC	Series 2005-CB3, Class M4, 3.408% (1-Month Term SOFR + 1.164%) due 6/25/35(e)	131,611
624,880		Caa2(d)	Series 2007-CB6, Class A3, 4.661% (1-Month Term SOFR + 0.334%) due 7/25/37(e)(f)	409,729
			CWABS Asset-Backed Certificates Trust:
149,011		Caa1(d)	Series 2004-7, Class MV5, 6.164% (1-Month Term SOFR + 1.839%) due 11/25/34(e)	133,299
221,077		CC	Series 2007-1, Class 1A, 4.579% (1-Month Term SOFR + 0.254%) due 7/25/37(e)	206,145
46,088		D	Series 2007-6, Class 1A, 4.839% (1-Month Term SOFR + 0.514%) due 9/25/37(e)	42,152
236,544		CCC	Series 2007-8, Class 1A1, 4.629% (1-Month Term SOFR + 0.304%) due 11/25/37(e)	224,399
500,000	EUR	AAA	Dryden 44 Euro CLO, Series 2015-44A, Class A1RR, 3.159% (3-Month EURIBOR + 0.880%) due 4/15/34(e)(f)	567,068
700,000	EUR	AAA	Dunedin Park CLO DAC, Series 1A, Class AR, 3.081% (3-Month EURIBOR + 0.980%) due 11/20/34(e)(f)	793,061
434,983		BB	Ellington Loan Acquisition Trust, Series 2007-1, Class A1, 5.539% (1-Month Term SOFR + 1.214%) due 5/25/37(e)(f)	424,919
17,593		Caa1(d)	GSAA Trust, Series 2006-7, Class AF4A, step bond to yield, 6.720% due 3/25/46	9,254
82,411		Aaa(d)	LCM Loan Income Fund I Ltd., Series 1A, Class A, 5.561% (3-Month Term SOFR + 1.292%) due 4/20/31(e)(f)	82,572
145,785		Caa2(d)	Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A2, 4.679% (1-Month Term SOFR + 0.354%) due 8/25/36(e)	58,720
175,726		Aaa(d)	Magnetite XII Ltd., Series 2015-12A, Class AR4, 5.406% (3-Month Term SOFR + 1.150%) due 10/15/31(e)(f)	175,813
614,615	EUR	Aaa(d)	Man GLG Euro CLO V DAC, Series 5A, Class A1R, 3.191% (3-Month EURIBOR + 0.690%) due 12/15/31(e)(f)	696,689
			Option One Mortgage Loan Trust:
79,617		CC	Series 2007-1, Class 1A1, 4.579% (1-Month Term SOFR + 0.254%) due 1/25/37(e)	51,037
73,264		D	Series 2007-2, Class 1A1, 4.579% (1-Month Term SOFR + 0.254%) due 3/25/37(e)	48,766

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.6% - (continued)
Asset-Backed Securities - 6.8% - (continued)
467,318	EUR	Aaa(d)	Palmer Square European Loan Funding DAC, Series 2023-3A, Class AR, 3.113% (3-Month EURIBOR + 0.970%) due 5/15/33(e)(f)	$531,010
$ 75,394		AA-	RASC Trust, Series 2006-KS3, Class M1, 4.934% (1-Month Term SOFR + 0.444%) due 4/25/36(e)	74,772
87,710		Caa3(d)	Securitized Asset-Backed Receivables LLC Trust, Series 2006-HE2, Class A2C, 4.739% (1-Month Term SOFR + 0.414%) due 7/25/36(e)	34,337
			Soundview Home Loan Trust:
182,707		Caa1(d)	Series 2007-OPT1, Class 1A1, 4.639% (1-Month Term SOFR + 0.314%) due 6/25/37(e)	123,964
42,258		CCC	Series 2007-OPT2, Class 2A3, 4.619% (1-Month Term SOFR + 0.294%) due 7/25/37(e)	37,886
461,634	EUR	Aaa(d)	St Paul’s CLO IV DAC, Series 4A, Class ARR1, 2.988% (3-Month EURIBOR + 0.830%) due 4/25/30(e)(f)	522,783
449,465		AAA	TIAA CLO IV Ltd., Series 2018-1A, Class A1AR, 5.409% (3-Month Term SOFR + 1.140%) due 1/20/32(e)(f)	449,621
508,975		AAA	Tralee CLO VI Ltd., Series 2019-6A, Class A1RR, 5.502% (3-Month Term SOFR + 1.220%) due 10/25/32(e)(f)	508,937
500,000		AAA	Trinitas CLO VI Ltd., Series 2017-6A, Class ARRR, 5.612% (3-Month Term SOFR + 1.330%) due 1/25/34(e)(f)	500,142
600,000		AAA	Trinitas CLO XIV Ltd., Series 2020-14A, Class A1R, 5.622% (3-Month Term SOFR + 1.340%) due 1/25/34(e)(f)	600,171
			Voya CLO Ltd.:
41,717		Aaa(d)	Series 2017-1A, Class A1R, 5.491% (3-Month Term SOFR + 1.212%) due 4/17/30(e)(f)	41,738
38,007		AAA	Series 2017-2A, Class A1R, 5.498% (3-Month Term SOFR + 1.242%) due 6/7/30(e)(f)	38,070

			Total Asset-Backed Securities	9,512,053

Mortgage Securities - 4.8%
			Alternative Loan Trust:
149,566		Caa2(d)	Series 2006-HY11, Class A1, 4.679% (1-Month Term SOFR + 0.354%) due 6/25/36(e)	140,581
25,013		WR(d)	Series 2007-4CB, Class 1A35, 6.000% due 4/25/37	20,876
347,573		Caa1(d)	Alternative Loan Trust Resecuritization, Series 2008-2R, Class 1A1, 6.000% due 8/25/37(e)	285,988
11,877		WR(d)	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-3, Class 3A2, 6.642% due 5/25/33(e)	11,402
19,475		WR(d)	Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-A, Class A1, 4.799% (1-Month Term SOFR + 0.474%) due 3/25/35(e)(f)	19,264
			CHL Mortgage Pass-Through Trust:
395,723		WR(d)	Series 2005-HYB6, Class 2A1, 5.033% due 10/20/35(e)	373,959
37,724		WR(d)	Series 2005-HYB9, Class 2A1, 7.210% (1-Year Term SOFR + 2.465%) due 2/20/36(e)	34,626
79,098		WD(g)	Series 2006-6, Class A4, 6.000% due 4/25/36	38,137
116,394		WD(g)	Series 2007-1, Class A1, 6.000% due 3/25/37	51,796
			Citigroup Mortgage Loan Trust:
2,660		WR(d)	Series 2004-HYB2, Class 2A, 6.757% due 3/25/34(e)	2,451
102,682		Caa2(d)	Series 2007-AR4, Class 1A1A, 4.745% due 3/25/37(e)	86,759
12,199		CCC(g)	Citigroup Mortgage Loan Trust Inc., Series 2004-NCM2, Class 1CB1, 5.500% due 8/25/34	11,998
48,154		NR	Credit Suisse Commercial Mortgage, Series 2015-3R, Class 5A2, 4.589% (1-Month Term SOFR + 0.264%) due 9/29/36(e)(f)	47,655
700,000		NR	Federal National Mortgage Association (FNMA), REMICS, Series 2025-47, Class FJ, 5.330% (30-Day Average SOFR + 1.030%) due 6/25/55(e)(h)	700,219
117,617		NR	Freddie Mac Multifamily Structured Pass Through Certificates, Series KBX1, Class A2, 2.920% due 1/25/26	116,189
			Government National Mortgage Association (GNMA):
206,369		NR	Series 2018-H15, Class FG, 5.461% (1-Year Term SOFR + 0.865%) due 8/20/68(e)	207,355
490,935		NR	Series 2023-H11, Class FC, 5.428% (30-Day Average SOFR + 1.100%) due 5/20/73(e)	497,752
2,569,301		NR	Series 2023-H19, Class FA, 5.228% (30-Day Average SOFR + 0.900%) due 8/20/73(e)	2,578,062
2,667		AA-	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1A, 5.119% (1-Month Term SOFR + 0.794%) due 6/20/35(e)	2,531
36,689		B-	IndyMac INDX Mortgage Loan Trust, Series 2005-16IP, Class A1, 5.079% (1-Month Term SOFR + 0.754%) due 7/25/45(e)	29,103
97,292		CCC	JP Morgan Alternative Loan Trust, Series 2006-A1, Class 1A1, 4.899% (1-Month Term SOFR + 0.574%) due 3/25/36(e)	90,865
57,172		BBB-	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-FL12, Class A, 5.826% (1-Month Term SOFR + 1.497%) due 12/15/31(e)(f)	56,956
169,918		WD(g)	Lehman XS Trust, Series 2007-20N, Class A1, 6.739% (1-Month Term SOFR + 2.414%) due 12/25/37(e)	164,779
600,000		Aaa(d)	LUX Trust LION, Class A, 7.019% (1-Month Term SOFR + 2.690%) due 8/15/40(e)(f)	606,154
2,662		WR(d)	MRFC Mortgage Pass-Through Trust, Series 2000-TBC2, Class A1, 4.923% (1-Month Term SOFR + 0.594%) due 6/15/30(e)	2,591
			New Residential Mortgage Loan Trust:
26,604		NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(e)(f)	25,894
126,772		Aaa(d)	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(e)(f)	121,338
511,519		WD(g)	Residential Asset Securitization Trust, Series 2006-A10, Class A5, 6.500% due 9/25/36	154,548
413,280		Caa3(d)	Securitized Asset-Backed Receivables LLC Trust, Series 2006-FR3, Class A3, 4.939% (1-Month Term SOFR + 0.614%) due 5/25/36(e)	212,364
42,561		WR(d)	Sequoia Mortgage Trust, Series 6, Class A, 5.081% (1-Month Term SOFR + 0.754%) due 4/19/27(e)	41,537
			WaMu Mortgage Pass-Through Certificates Trust:
3,792		BB(g)	Series 2002-AR2, Class A, 4.182% (11th District Cost of Funds Index + 1.250%) due 2/27/34(e)	3,650
1,876		WR(d)	Series 2002-AR17, Class 1A, 5.697% (1-Year Treasury Average Rate + 1.200%) due 11/25/42(e)	1,792

			Total Mortgage Securities	6,739,171

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $16,956,996)	16,251,224

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 2.6%
Canada - 0.3%
			Canadian Government Real Return Bonds:
558,480	CAD	AAA	4.250% due 12/1/26	$429,193
62,900	CAD	AAA	0.500% due 12/1/50	35,374

			Total Canada	464,567

France - 0.9%
			French Republic Government Bonds OAT:
727,410	EUR	AA-u(g)	0.100% due 3/1/26(f)	822,575
242,846	EUR	AA-u(g)	0.100% due 7/25/31(f)	264,039
119,220	EUR	AA-u(g)	0.100% due 7/25/38(f)	113,870

			Total France	1,200,484

Italy - 0.3%
369,342	EUR	Baa3u(d)	Italy Buoni Poliennali Del Tesoro, 0.400% due 5/15/30(f)	407,859

Japan - 1.1%
			Japanese Government CPI Linked Bonds:
66,007,430	JPY	A1(d)	0.100% due 3/10/28	476,388
148,880,700	JPY	A1(d)	0.100% due 3/10/29	1,074,175

			Total Japan	1,550,563

Mexico - 0.0%@
305,206	MXN	BBB-(g)	Mexican Udibonos, 4.000% due 8/24/34	14,538

			TOTAL SOVEREIGN BONDS (Cost - $4,260,386)	3,638,011

CORPORATE BONDS & NOTES - 0.1%
Banks - 0.1%
100,000	GBP	BBB	HSBC Holdings PLC, Subordinated Notes, 6.000% due 3/29/40	127,079
34,193	DKK	AAA	Nykredit Realkredit AS, Covered Notes, 1.000% due 10/1/50	4,059

			Total Banks	131,138

Diversified Financial Services - 0.0%@
98,711	DKK	AAA	Jyske Realkredit AS, Covered Notes, 1.500% due 10/1/53	11,842
100,000	DKK	AAA	Nordea Kredit Realkreditaktieselskab, Covered Notes, 1.500% due 10/1/53	10,647
			Realkredit Danmark AS, Covered Notes:
17,881	DKK	AAA	1.000% due 10/1/53	2,118
171,545	DKK	AAA	1.500% due 10/1/53	21,182

			Total Diversified Financial Services	45,789

			TOTAL CORPORATE BONDS & NOTES (Cost - $234,607)	176,927

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $207,473,060)	193,592,922

SHORT-TERM INVESTMENTS - 0.4%
TIME DEPOSITS - 0.4%
21,938	AUD		ANZ National Bank - London, 2.570% due 6/2/25	14,142
			BNP Paribas - Paris:
853	CHF		0.000% due 6/2/25	1,036
167,230	NZD		2.000% due 6/3/25	99,929
$ 108,541			Citibank - New York, 3.680% due 6/2/25	108,541
1,254,829	JPY		DNB - Oslo, 0.120% due 6/2/25	8,721
13,635	SGD		HSBC Bank - Singapore, 0.640% due 6/2/25	10,573
110,157	CAD		Royal Bank of Canada - Toronto, 1.570% due 6/2/25	80,269
			Skandinaviska Enskilda Banken AB - Stockholm:
10,170	DKK		0.730% due 6/2/25	1,548
1,634	SEK		1.070% due 6/2/25	170
57,732	GBP		3.170% due 6/2/25	77,792
2,393	NOK		3.230% due 6/2/25	234
215	ZAR		Standard Chartered Bank - Johannesburg, 5.450% due 6/2/25	12
116,745	EUR		Sumitomo Mitsui Banking Corp. - Tokyo, 1.080% due 6/2/25	132,564

			TOTAL SHORT-TERM INVESTMENTS (Cost - $535,531)	535,531

			TOTAL INVESTMENTS - 138.8% (Cost - $208,008,591)	194,128,453

			Liabilities in Excess of Other Assets - (38.8)%	(54,294,346)

			TOTAL NET ASSETS - 100.0%	$139,834,107

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
@	The amount is less than 0.05%.
(a)	All or a portion of this security is held at the broker as collateral for open over-the-counter (“OTC”) swap contracts.
(b)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(c)	This security is traded on a TBA basis (see Note 1).
(d)	Rating by Moody’s Investors Service.
(e)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2025.
(f)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2025, amounts to $10,728,208 and represents 7.7% of net assets.

(g)	Rating by Fitch Ratings Service.
(h)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

At May 31, 2025, for Inflation-Linked Fixed Income Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Inflation-Linked Fixed Income Fund	$ 208,008,591	$ 716,250	$ (13,821,205)	$ (13,104,955)

Abbreviations used in this schedule:

CLO	—	Collateralized Loan Obligation
CPI	—	Consumer Price Index
DAC	—	Designated Activity Company
EURIBOR	—	Euro Interbank Offered Rate
LLC	—	Limited Liability Company
OAT	—	Obligations assimilables du Trésor
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduits
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
U.S. Government Obligations	79.1%
Mortgage-Backed Securities	10.2
Collateralized Mortgage Obligations	8.4
Sovereign Bonds	1.9
Corporate Bonds & Notes	0.1
Short-Term Investments	0.3

Total Investments	100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2025, Inflation-Linked Fixed Income Fund held the following Options Contracts Written:

Interest Rate Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
6,900,000	137,724	EUR	OTC 2-Year Swaption, 3-Month EURIBOR, Call	BCLY	1/25/27	2.440%	$77,455
6,900,000	137,724	EUR	OTC 2-Year Swaption, 3-Month EURIBOR, Put	BCLY	1/25/27	2.440%	40,452
1,500,000	29,940	EUR	OTC 10-Year Swaption, 3-Month EURIBOR, Call	BCLY	9/8/25	2.740%	42,629
1,500,000	29,940	EUR	OTC 10-Year Swaption, 3-Month EURIBOR, Put	BCLY	9/8/25	2.740%	9,162

			TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $192,390)				$169,698

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2025, Inflation-Linked Fixed Income Fund held the following Reverse Repurchase Agreement:

Face Amount†	Security	Value
$26,060,500	Barclays Capital Inc., 4.470% due 6/5/25
	(Proceeds — $26,060,500)	$26,060,500

For the period ended May 31, 2025, the daily average borrowing and interest rate under the reverse repurchase agreements were $41,415,354 and 4.697%, respectively.

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2025, Inflation-Linked Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
3-Month Euro-Euribor Futures	107	9/26	$29,750,511	$29,833,956	$83,445
Australian Government 10-Year Bond Futures	22	6/25	1,596,376	1,618,717	22,341
Euro-Bobl Futures	5	6/25	677,712	676,418	(1,294)
Euro-BTP Futures	20	6/25	2,715,105	2,751,316	36,211
U.S. Treasury 5-Year Note Futures	4	9/25	431,281	432,750	1,469
U.S. Ultra Long Bond Futures	95	9/25	10,648,532	10,691,953	43,421

					185,593

Contracts to Sell:
3-Month Euro-Euribor Futures	107	9/25	29,750,114	29,817,250	(67,136)
Euro-Bund Futures	2	6/25	298,001	297,978	23
Euro-Buxl 30-Year Bond Futures	12	6/25	1,696,823	1,656,649	40,174
Euro-OAT Futures	29	6/25	4,121,377	4,140,885	(19,508)
Euro-Schatz Note Futures	13	6/25	1,578,669	1,584,574	(5,905)
U.S. Treasury 2-Year Note Futures	115	9/25	23,822,680	23,855,313	(32,633)
U.S. Treasury 10-Year Note Futures	117	9/25	12,860,859	12,957,750	(96,891)
U.S. Treasury Ultra Long Bond Futures	10	9/25	1,136,094	1,160,625	(24,531)

					(206,407)

Net Unrealized Depreciation on Open Exchange-Traded Futures Contracts					$(20,814)

At May 31, 2025, Inflation-Linked Fixed Income Fund had deposited cash of $565,000 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2025, Inflation-Linked Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	1,062,000	USD	684,140	BCLY	$684,618	6/3/25	$478
Australian Dollar	309,000	USD	198,078	BCLY	199,197	6/3/25	1,119
Brazilian Real	226,564	USD	40,000	BCLY	39,620	6/3/25	(380)
Brazilian Real	284,145	USD	50,000	BCLY	49,690	6/3/25	(310)
Brazilian Real	6,858,568	USD	1,202,825	BNP	1,191,280	7/2/25	(11,545)
Brazilian Real	8,697,275	USD	1,523,512	BNP	1,520,928	6/3/25	(2,584)
Brazilian Real	1,766,288	USD	309,403	HSBC	308,878	6/3/25	(525)
Brazilian Real	10,166,066	USD	1,717,502	SCB	1,777,782	6/3/25	60,280
British Pound	232,000	USD	311,121	BCLY	312,608	6/3/25	1,487
British Pound	232,000	USD	312,546	JPM	312,651	7/2/25	105
Canadian Dollar	2,296,574	USD	1,669,629	HSBC	1,673,461	6/3/25	3,832
Chinese Offshore Renminbi	364,000	USD	50,634	BNP	50,574	6/18/25	(60)
Chinese Offshore Renminbi	362,000	USD	50,148	BNP	50,296	6/18/25	148
Chinese Offshore Renminbi	440,000	USD	60,808	BNP	61,133	6/18/25	325
Chinese Offshore Renminbi	319,000	USD	43,900	BNP	44,322	6/18/25	422
Chinese Offshore Renminbi	1,092,000	USD	151,292	BNP	151,721	6/18/25	429
Chinese Offshore Renminbi	368,000	USD	50,432	BNP	51,129	6/18/25	697
Chinese Offshore Renminbi	556,000	USD	76,588	BNP	77,637	8/20/25	1,049
Euro	65,000	USD	73,443	BCLY	73,808	6/3/25	365
Euro	79,000	USD	88,613	BCLY	89,704	6/3/25	1,091
Euro	3,227,000	USD	3,661,251	HSBC	3,664,259	6/3/25	3,008
Euro	4,594,000	USD	5,213,731	MLP	5,216,489	6/3/25	2,758
Indian Rupee	8,620,023	USD	100,761	BNP	100,644	6/30/25	(117)
Indian Rupee	15,749,085	USD	183,696	DUB	183,880	6/30/25	184
Indian Rupee	3,097,386	USD	35,839	DUB	36,164	6/30/25	325
Indian Rupee	25,770,568	USD	302,582	HSBC	300,887	6/30/25	(1,695)
Indian Rupee	15,593,517	USD	181,785	HSBC	182,064	6/30/25	279
Indian Rupee	12,039,062	USD	140,709	JPM	140,563	6/30/25	(146)
Indian Rupee	3,106,885	USD	36,281	JPM	36,275	6/30/25	(6)
Indian Rupee	5,077,509	USD	59,271	JPM	59,283	6/30/25	12
Indian Rupee	17,235,687	USD	200,655	JPM	201,237	6/30/25	582
Indian Rupee	32,501,822	USD	382,472	MLP	379,478	6/30/25	(2,994)
Indian Rupee	2,955,761	USD	34,495	MLP	34,510	6/30/25	15
Indian Rupee	3,053,727	USD	35,293	SCB	35,654	6/30/25	361
Indonesian Rupiah	3,302,760,000	USD	200,000	BCLY	202,682	6/10/25	2,682
Indonesian Rupiah	3,311,284,243	USD	202,960	BNP	202,894	7/16/25	(66)
Indonesian Rupiah	6,447,400,102	USD	389,324	SCB	395,528	6/18/25	6,204
Israeli New Shekel	309,619	USD	88,110	JPM	88,123	6/4/25	13
Israeli New Shekel	71,000	USD	20,076	JPM	20,208	6/4/25	132
Japanese Yen	59,738,217	USD	414,604	HSBC	415,151	6/3/25	547
Japanese Yen	81,791,628	USD	566,738	HSBC	568,412	6/3/25	1,674
Korean Won	557,158,278	USD	400,000	BNP	403,406	6/9/25	3,406
Korean Won	281,776,378	USD	199,499	DUB	204,062	6/12/25	4,563
Korean Won	147,232,411	USD	106,827	JPM	106,675	6/18/25	(152)
Korean Won	146,556,201	USD	106,214	JPM	106,144	6/13/25	(70)
Korean Won	129,261,496	USD	91,000	JPM	93,654	6/18/25	2,654
Korean Won	281,499,852	USD	198,407	JPM	203,862	6/12/25	5,455
Korean Won	547,265,261	USD	385,580	JPM	396,329	6/12/25	10,749
Korean Won	100,297,283	USD	73,352	MLP	72,602	6/5/25	(750)
Korean Won	129,255,280	USD	88,000	MLP	93,650	6/18/25	5,650
Korean Won	292,994,911	USD	205,485	MLP	212,285	6/18/25	6,800
Mexican Peso	2,232,000	USD	113,309	MLP	114,854	6/18/25	1,545
Mexican Peso	3,916,000	USD	198,840	MLP	201,508	6/18/25	2,668
New Taiwan Dollar	2,884,003	USD	88,612	BNP	96,740	7/16/25	8,128
New Taiwan Dollar	3,819,652	USD	117,365	BNP	128,125	7/16/25	10,760
New Taiwan Dollar	7,842,576	USD	272,000	JPM	263,878	8/20/25	(8,122)
New Taiwan Dollar	5,977,000	USD	200,000	JPM	199,840	6/9/25	(160)
New Zealand Dollar	184,662	USD	110,022	JPM	110,345	6/3/25	323
Polish Zloty	344,605	USD	88,942	BCLY	92,066	6/6/25	3,124
Polish Zloty	215,422	USD	56,143	BNP	57,534	6/20/25	1,391
Polish Zloty	2,815,836	USD	727,832	BNP	752,291	6/6/25	24,459
Polish Zloty	178,257	USD	46,185	HSBC	47,608	6/20/25	1,423
Polish Zloty	210,524	USD	54,679	JPM	56,226	6/20/25	1,547
Polish Zloty	898,187	USD	231,746	JPM	239,923	6/13/25	8,177
Singapore Dollar	200,000	USD	155,284	DUB	155,081	6/3/25	(203)

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy: (continued)
Singapore Dollar	8,389	USD	6,500	DUB	$6,505	6/3/25	$5
Singapore Dollar	776,804	USD	604,376	HSBC	602,337	6/3/25	(2,039)
Singapore Dollar	323,348	USD	251,261	JPM	250,725	6/3/25	(536)
South African Rand	10,262,651	USD	532,149	JPM	569,851	6/23/25	37,702
South African Rand	3,646,000	USD	199,931	MLP	202,450	6/23/25	2,519
Swiss Franc	59,000	USD	71,760	BCLY	71,706	6/3/25	(54)
Swiss Franc	352,918	USD	427,929	HSBC	428,923	6/3/25	994
Swiss Franc	164,000	USD	199,003	MLP	199,319	6/3/25	316
Thai Baht	327,666	USD	10,000	HSBC	10,003	7/16/25	3
Turkish Lira	1,396,842	USD	34,429	BCLY	34,329	7/7/25	(100)

							202,350

Contracts to Sell:
Australian Dollar	1,062,000	USD	684,411	BCLY	684,903	7/2/25	(492)
Australian Dollar	1,328,000	USD	851,657	JPM	856,095	6/3/25	(4,438)
Australian Dollar	43,000	USD	27,820	MLP	27,720	6/3/25	100
Brazilian Real	510,709	USD	89,461	BCLY	89,309	6/3/25	152
Brazilian Real	1,158,008	USD	200,000	BNP	202,506	6/3/25	(2,506)
Brazilian Real	726,345	USD	127,000	BNP	127,019	6/3/25	(19)
Brazilian Real	6,812,921	USD	1,202,825	BNP	1,191,403	6/3/25	11,422
Brazilian Real	1,766,288	USD	308,948	HSBC	308,878	6/3/25	70
Brazilian Real	10,166,066	USD	1,780,802	SCB	1,777,781	6/3/25	3,021
British Pound	232,000	USD	312,504	JPM	312,608	6/3/25	(104)
Canadian Dollar	2,297,576	USD	1,659,959	BNP	1,674,191	6/3/25	(14,232)
Canadian Dollar	2,293,176	USD	1,669,629	HSBC	1,673,413	7/2/25	(3,784)
Chinese Offshore Renminbi	551,000	USD	76,666	BCLY	76,938	8/20/25	(272)
Chinese Offshore Renminbi	2,481,634	USD	341,218	BNP	344,794	6/18/25	(3,576)
Chinese Offshore Renminbi	705,253	USD	96,665	BNP	97,987	6/18/25	(1,322)
Chinese Offshore Renminbi	595,906	USD	81,478	BNP	82,794	6/18/25	(1,316)
Chinese Offshore Renminbi	544,000	USD	74,515	BNP	75,582	6/18/25	(1,067)
Chinese Offshore Renminbi	508,000	USD	69,580	BNP	70,580	6/18/25	(1,000)
Chinese Offshore Renminbi	1,276,178	USD	176,513	BNP	177,310	6/18/25	(797)
Chinese Offshore Renminbi	718,000	USD	99,310	BNP	99,758	6/18/25	(448)
Chinese Offshore Renminbi	1,455,000	USD	202,954	BNP	203,167	8/20/25	(213)
Chinese Offshore Renminbi	739,000	USD	102,001	HSBC	102,675	6/18/25	(674)
Chinese Offshore Renminbi	374,522	USD	51,837	HSBC	52,296	8/20/25	(459)
Chinese Offshore Renminbi	373,484	USD	51,826	HSBC	52,005	7/16/25	(179)
Chinese Offshore Renminbi	2,036,023	USD	278,957	JPM	282,882	6/18/25	(3,925)
Chinese Offshore Renminbi	491,355	USD	67,931	JPM	68,610	8/20/25	(679)
Chinese Offshore Renminbi	762,500	USD	105,997	JPM	106,471	8/20/25	(474)
Chinese Offshore Renminbi	294,237	USD	40,704	JPM	40,970	7/16/25	(266)
Chinese Offshore Renminbi	296,879	USD	41,200	JPM	41,338	7/16/25	(138)
Chinese Offshore Renminbi	1,543,457	USD	211,220	MLP	214,445	6/18/25	(3,225)
Danish Krone	415,450	USD	62,919	JPM	63,369	7/2/25	(450)
Danish Krone	416,552	USD	63,606	MLP	63,407	6/3/25	199
Euro	96,000	USD	108,938	BCLY	109,008	6/3/25	(70)
Euro	173,000	USD	197,199	HSBC	196,442	6/3/25	757
Euro	4,594,000	USD	5,223,603	MLP	5,226,209	7/2/25	(2,606)
Euro	7,696,000	USD	8,742,579	MLP	8,738,811	6/3/25	3,768
Indian Rupee	6,684,593	USD	79,000	JPM	78,047	6/30/25	953
Indonesian Rupiah	3,306,920,613	USD	202,960	BNP	202,938	6/10/25	22
Israeli New Shekel	317,677	USD	90,390	BCLY	90,418	6/11/25	(28)
Israeli New Shekel	613,012	USD	171,553	JPM	174,474	6/4/25	(2,921)
Israeli New Shekel	365,000	USD	103,072	JPM	103,885	6/4/25	(813)
Israeli New Shekel	309,619	USD	88,110	JPM	88,125	6/11/25	(15)
Japanese Yen	6,881,033	USD	48,242	BCLY	47,820	6/3/25	422
Japanese Yen	63,292,064	USD	441,905	BNP	439,849	6/3/25	2,056
Japanese Yen	64,584,053	USD	451,986	BNP	448,828	6/3/25	3,158
Japanese Yen	81,523,334	USD	566,738	HSBC	568,410	7/2/25	(1,672)
Japanese Yen	59,541,902	USD	414,604	HSBC	415,147	7/2/25	(543)
Japanese Yen	12,598,718	USD	87,712	HSBC	87,843	7/2/25	(131)
Japanese Yen	9,985,057	USD	69,922	HSBC	69,391	6/3/25	531
Japanese Yen	9,415,565	USD	66,204	HSBC	65,434	6/3/25	770
Korean Won	278,535,600	USD	196,000	BCLY	201,808	6/18/25	(5,808)
Korean Won	690,832,673	USD	484,948	BNP	500,300	6/12/25	(15,352)
Korean Won	910,657,119	USD	628,061	DUB	659,802	6/18/25	(31,741)
Korean Won	272,671,754	USD	190,626	DUB	197,468	6/12/25	(6,842)
Korean Won	141,092,185	USD	99,115	DUB	102,226	6/18/25	(3,111)
Korean Won	100,267,940	USD	69,830	DUB	72,580	6/5/25	(2,750)
Korean Won	233,034,165	USD	161,962	HSBC	168,841	6/18/25	(6,879)
Korean Won	547,377,080	USD	385,580	JPM	396,324	6/9/25	(10,744)
Korean Won	146,568,947	USD	106,214	JPM	106,145	6/12/25	69
Korean Won	147,282,619	USD	106,827	JPM	106,670	6/13/25	157
Korean Won	115,607,200	USD	80,000	MLP	83,761	6/18/25	(3,761)
Korean Won	99,992,140	USD	73,352	MLP	72,595	7/16/25	757
Korean Won	27,817,800	USD	20,000	SCB	20,163	6/23/25	(163)
Mexican Peso	2,033,000	USD	104,070	JPM	104,613	6/18/25	(543)
New Taiwan Dollar	299,880	USD	10,000	BCLY	10,038	6/23/25	(38)
New Taiwan Dollar	6,657,590	USD	203,540	BNP	224,007	8/20/25	(20,467)

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
New Taiwan Dollar	5,069,168	USD	155,960	BNP	$170,561	8/20/25	$(14,601)
New Taiwan Dollar	4,493,017	USD	138,064	BNP	150,712	7/16/25	(12,648)
New Taiwan Dollar	3,677,623	USD	113,325	BNP	123,361	7/16/25	(10,036)
New Taiwan Dollar	4,322,622	USD	146,000	BNP	145,442	8/20/25	558
New Taiwan Dollar	8,225,884	USD	251,410	HSBC	276,775	8/20/25	(25,365)
New Taiwan Dollar	4,625,347	USD	141,921	HSBC	155,151	7/16/25	(13,230)
New Taiwan Dollar	7,516,792	USD	229,794	JPM	252,916	8/20/25	(23,122)
New Taiwan Dollar	4,868,494	USD	150,151	JPM	163,809	8/20/25	(13,658)
New Taiwan Dollar	4,524,798	USD	138,968	JPM	151,778	7/16/25	(12,810)
New Taiwan Dollar	2,868,379	USD	87,472	JPM	96,512	8/20/25	(9,040)
New Taiwan Dollar	3,262,657	USD	100,442	JPM	109,441	7/16/25	(8,999)
New Taiwan Dollar	2,467,639	USD	75,655	JPM	83,028	8/20/25	(7,373)
New Taiwan Dollar	58,091	USD	1,782	MLP	1,955	8/20/25	(173)
New Taiwan Dollar	3,701,818	USD	113,457	SCB	124,554	8/20/25	(11,097)
New Zealand Dollar	184,496	USD	109,964	BCLY	110,245	6/3/25	(281)
New Zealand Dollar	184,480	USD	110,022	JPM	110,352	7/2/25	(330)
Polish Zloty	755,000	USD	199,258	BCLY	201,709	6/6/25	(2,451)
Polish Zloty	334,000	USD	86,226	DUB	89,233	6/6/25	(3,007)
Polish Zloty	756,000	USD	200,941	MLP	201,977	6/6/25	(1,036)
Singapore Dollar	516,000	USD	398,334	BCLY	400,108	6/3/25	(1,774)
Singapore Dollar	20,301	USD	15,486	DUB	15,741	6/3/25	(255)
Singapore Dollar	8,374	USD	6,500	DUB	6,505	7/2/25	(5)
Singapore Dollar	425,303	USD	326,060	HSBC	329,782	6/3/25	(3,722)
Singapore Dollar	775,342	USD	604,376	HSBC	602,299	7/2/25	2,077
Singapore Dollar	254,365	USD	193,949	JPM	197,235	6/3/25	(3,286)
Singapore Dollar	28,039	USD	21,431	JPM	21,741	6/3/25	(310)
Singapore Dollar	12,000	USD	9,186	JPM	9,305	6/3/25	(119)
Singapore Dollar	322,749	USD	251,261	JPM	250,717	7/2/25	544
Singapore Dollar	41,939	USD	32,049	MLP	32,520	6/3/25	(471)
Singapore Dollar	19,238	USD	14,723	MLP	14,917	6/3/25	(194)
South African Rand	538,000	USD	29,925	BCLY	29,873	6/23/25	52
South African Rand	2,772,000	USD	145,754	BNP	153,920	6/23/25	(8,166)
South African Rand	967,408	USD	50,999	BNP	53,717	6/23/25	(2,718)
South African Rand	3,726,000	USD	198,379	HSBC	206,893	6/23/25	(8,514)
South African Rand	1,637,000	USD	88,443	JPM	90,897	6/23/25	(2,454)
South African Rand	179,000	USD	9,986	MLP	9,939	6/23/25	47
Swiss Franc	578,352	USD	705,259	BNP	702,907	6/3/25	2,352
Swiss Franc	351,663	USD	427,929	HSBC	428,927	7/2/25	(998)
Thai Baht	3,096,982	USD	93,702	BNP	94,546	7/16/25	(844)
Thai Baht	2,972,442	USD	89,810	HSBC	90,744	7/16/25	(934)
Thai Baht	474,918	USD	14,307	HSBC	14,499	7/16/25	(192)
Thai Baht	2,767,215	USD	83,000	JPM	84,479	7/16/25	(1,479)

							(334,731)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(132,381)

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2025, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month EURIBOR	0.650%	4/12/27	12-Month	EUR	300,000	$ (8,935)	$—	$(8,935)
Pay	6-Month EURIBOR	0.650%	5/11/27	12-Month	EUR	300,000	(8,807)	—	(8,807)
Pay	6-Month EURIBOR	0.700%	4/11/27	12-Month	EUR	200,000	(5,781)	—	(5,781)
Pay	6-Month EURIBOR	2.250%	9/17/35	12-Month	EUR	11,970,000	(341,800)	(522,719)	180,919
Receive	6-Month EURIBOR	0.197%	11/8/52	12-Month	EUR	1,400,000	758,167	—	758,167
Receive	6-Month EURIBOR	1.895%	10/8/27	12-Month	EUR	5,900,000	6,257	—	6,257
Receive	6-Month EURIBOR	2.250%	9/17/55	12-Month	EUR	2,150,000	182,195	174,592	7,603
Receive	Bank of Japan Uncollateralized Overnight Call Rate	0.300%	9/20/27	6-Month	JPY	5,590,000	481	(1,139)	1,620
Receive	Bank of Japan Uncollateralized Overnight Call Rate	0.500%	12/15/31	12-Month	JPY	75,000,000	16,792	1,442	15,350
Receive	Bank of Japan Uncollateralized Overnight Call Rate	0.550%	9/14/28	12-Month	JPY	90,000,000	4,758	(1,033)	5,791
Pay	SOFR	2.340%	11/21/28	6-Month	USD	4,130,000	(206,254)	—	(206,254)
Pay	SOFR	3.085%	2/13/34	12-Month	USD	1,500,000	(83,261)	(13,946)	(69,315)
Receive	SOFR	2.237%	11/21/53	6-Month	USD	810,000	285,565	—	285,565
Receive	SOFR	2.865%	2/13/54	12-Month	USD	1,400,000	285,537	27,102	258,435
Receive	SOFR	3.250%	6/18/34	12-Month	USD	2,600,000	107,214	115,634	(8,420)
Receive	SOFR	3.250%	3/19/55	12-Month	USD	3,100,000	424,088	405,813	18,275
Receive	SOFR	3.500%	6/20/54	12-Month	USD	700,000	74,045	18,675	55,370
Receive	SOFR	3.685%	11/15/52	12-Month	USD	1,000,000	60,617	—	60,617
Receive	SOFR	3.838%	11/15/34	12-Month	USD	600,000	(1,278)	—	(1,278)
Receive	SOFR	3.866%	11/15/34	12-Month	USD	200,000	(867)	—	(867)
Receive	SOFR	3.881%	11/15/34	12-Month	USD	1,100,000	(6,094)	—	(6,094)
Receive	SOFR	3.894%	11/15/34	12-Month	USD	400,000	(2,612)	—	(2,612)
Receive	SOFR	4.250%	12/20/25	12-Month	USD	7,740,000	6,890	(28,248)	35,138
Pay	Sterling Overnight Index Average	3.500%	3/19/30	12-Month	GBP	5,700,000	(139,602)	(104,169)	(35,433)

							$ 1,407,315	$72,004	$1,335,311

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2025, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Inflation Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	2-Year EUR Inflation Linked	2.000%	2/15/27	EUR	300,000	$(1,833)	$(30)	$(1,803)
Pay	5-Year EUR Inflation Linked	3.000%	5/15/27	EUR	200,000	2,669	100	2,569
Receive	10-Year EUR Inflation Linked	1.380%	3/15/31	EUR	740,000	(147,571)	(8,957)	(138,614)
Pay	10-Year EUR Inflation Linked	2.034%	9/15/34	EUR	500,000	(7,481)	(2,239)	(5,242)
Pay	10-Year EUR Inflation Linked	2.720%	6/15/32	EUR	500,000	(20,197)	(4,228)	(15,969)
Receive	30-Year EUR Inflation Linked	2.421%	5/15/52	EUR	30,000	443	—	443
Receive	30-Year EUR Inflation Linked	2.590%	12/15/52	EUR	100,000	12,243	—	12,243
Receive	30-Year EUR Inflation Linked	2.590%	3/15/52	EUR	200,000	11,506	(2,478)	13,984
Receive	30-Year EUR Inflation Linked	2.700%	4/15/53	EUR	200,000	34,284	1,337	32,947
Receive	30-Year EUR Inflation Linked	2.736%	10/15/53	EUR	100,000	18,602	1,308	17,294
Receive	30-Year EUR Inflation Linked	2.763%	9/15/53	EUR	100,000	19,564	(974)	20,538
Receive	10-Year GBP Inflation Linked	3.466%	9/15/34	GBP	300,000	6,954	—	6,954
Receive	10-Year GBP Inflation Linked	3.500%	8/15/34	GBP	600,000	16,749	3,390	13,359
Receive	1-Year USD Inflation Linked	2.208%	10/7/25	USD	902,000	(6,629)	—	(6,629)
Receive	1-Year USD Inflation Linked	2.380%	10/15/25	USD	900,000	(5,629)	—	(5,629)
Receive	1-Year USD Inflation Linked	2.700%	1/14/26	USD	200,000	(1,118)	—	(1,118)
Receive	1-Year USD Inflation Linked	2.820%	2/5/26	USD	700,000	(3,032)	—	(3,032)
Receive	1-Year USD Inflation Linked	2.842%	2/13/26	USD	800,000	(3,324)	—	(3,324)
Receive	1-Year USD Inflation Linked	3.043%	2/21/26	USD	400,000	(849)	—	(849)
Receive	1-Year USD Inflation Linked	3.323%	4/23/26	USD	400,000	1,222	—	1,222
Pay	5-Year USD Inflation Linked	2.703%	5/25/26	USD	510,000	51,156	81	51,075
Pay	5-Year USD Inflation Linked	2.768%	5/13/26	USD	500,000	49,045	—	49,045
Pay	5-Year USD Inflation Linked	2.813%	5/14/26	USD	300,000	28,663	—	28,663
Pay	7-Year USD Inflation Linked	1.798%	8/25/27	USD	600,000	105,570	5,868	99,702
Pay	7-Year USD Inflation Linked	1.890%	8/27/27	USD	700,000	118,284	1,693	116,591
Pay	7-Year USD Inflation Linked	2.573%	8/26/28	USD	100,000	8,138	—	8,138
Pay	7-Year USD Inflation Linked	2.645%	9/10/28	USD	100,000	7,326	—	7,326
Receive	10-Year USD Inflation Linked	1.280%	5/19/30	USD	800,000	(178,211)	(50,027)	(128,184)
Receive	10-Year USD Inflation Linked	1.760%	11/4/29	USD	1,200,000	(211,186)	(8,764)	(202,422)
Receive	10-Year USD Inflation Linked	1.883%	11/20/29	USD	1,500,000	(245,726)	9,233	(254,959)
Pay	10-Year USD Inflation Linked	2.311%	2/24/31	USD	2,300,000	285,379	1,035	284,344
Receive	10-Year USD Inflation Linked	2.335%	2/5/28	USD	960,000	(111,194)	59,292	(170,486)
Receive	10-Year USD Inflation Linked	2.353%	5/9/28	USD	360,000	(39,861)	24,122	(63,983)
Receive	10-Year USD Inflation Linked	2.360%	5/9/28	USD	540,000	(59,342)	36,670	(96,012)
Receive	10-Year USD Inflation Linked	2.364%	5/10/28	USD	550,000	(60,238)	37,569	(97,807)

						$(325,624)	$104,001	$(429,625)

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2025, Inflation-Linked Fixed Income Fund deposited cash collateral with brokers in the amount of $822,000 for open centrally cleared swap contracts.

Currency abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Counterparty abbreviations used in this schedule:

BCLY	—	Barclays Bank PLC
BNP	—	BNP Paribas SA
DUB	—	Deutsche Bank AG
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
MLP	—	Merrill Lynch, Pierce, Fenner & Smith Inc.
SCB	—	Standard Chartered Bank

See pages 258-260 for definitions of ratings.

At May 31, 2025, Inflation-Linked Fixed Income Fund was involved in following sale-buyback transactions:

Counterparty	Borrowing Date	Maturity Date	Borrowing Rate	Amount Borrowed
BNP Paribas SA	5/21/25	6/5/25	4.504%	$127,112
BNP Paribas SA	5/21/25	6/5/25	4.504%	2,410,330
BNP Paribas SA	5/21/25	6/5/25	4.504%	6,061,102
BNP Paribas SA	5/21/25	6/5/25	4.504%	6,707,902
BNP Paribas SA	5/21/25	6/5/25	4.504%	6,740,792

				$22,047,238

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 49.1%
Aerospace/Defense - 0.5%
$400,000	BBB-	Boeing Co. (The), Senior Unsecured Notes, 2.600% due 10/30/25	$395,901
1,800,000	BBB	Rolls-Royce PLC, Company Guaranteed Notes, 3.625% due 10/14/25(a)	1,790,912

		Total Aerospace/Defense	2,186,813

Agriculture - 1.4%
2,645,000	BBB	Imperial Brands Finance PLC, Company Guaranteed Notes, 3.500% due 7/26/26(a)	2,606,695
3,172,000	BBB+	Reynolds American Inc., Company Guaranteed Notes, 4.450% due 6/12/25	3,171,780

		Total Agriculture	5,778,475

Airlines - 0.5%
2,000,000	BBB-	United Airlines Inc., Senior Secured Notes, 4.375% due 4/15/26(a)	1,977,606

Auto Manufacturers - 5.7%
		BMW US Capital LLC, Company Guaranteed Notes:
3,100,000	A	5.144% (SOFR + 0.800%) due 8/13/26(a)(b)	3,111,329
200,000	A	5.128% (SOFR + 0.780%) due 3/19/27(a)(b)	200,051
700,000	A	5.268% (SOFR + 0.920%) due 3/21/28(a)(b)	699,512
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
300,000	BBB-	5.125% due 6/16/25	299,991
2,200,000	BBB-	4.134% due 8/4/25	2,195,440
200,000	BBB-	3.375% due 11/13/25	198,433
600,000	BBB-	4.389% due 1/8/26	595,269
		General Motors Financial Co., Inc., Senior Unsecured Notes:
300,000	BBB	6.050% due 10/10/25	301,117
500,000	BBB	5.693% (SOFR + 1.350%) due 5/8/27(b)	499,318
		Hyundai Capital America, Senior Unsecured Notes:
3,300,000	A-	5.494% (SOFR + 1.150%) due 8/4/25(a)(b)	3,303,579
700,000	A-	5.850% (SOFR + 1.500%) due 1/8/27(a)(b)	705,126
		Mercedes-Benz Finance North America LLC, Company Guaranteed Notes:
700,000	A	4.915% (SOFR + 0.570%) due 8/1/25(a)(b)	700,171
3,400,000	A	4.975% (SOFR + 0.630%) due 7/31/26(a)(b)	3,402,316
		Nissan Motor Acceptance Co. LLC, Senior Unsecured Notes
300,000	BB	1.850% due 9/16/26(a)	285,378
400,000	BB	2.000% due 3/9/26(a)	387,260
400,000	BB	Nissan Motor Co., Ltd., Senior Unsecured Notes, 3.522% due 9/17/25	396,751
200,000	BBB	Stellantis Finance US Inc., Company Guaranteed Notes, 5.350% due 3/17/28(a)	200,510
		Toyota Motor Credit Corp., Senior Unsecured Notes:
167,000	A+	4.796% (SOFR + 0.450%) due 4/10/26(b)	167,054
35,000	A+	4.796% (SOFR + 0.450%) due 5/15/26(b)	35,039
60,000	A+	5.236% (SOFR + 0.890%) due 5/18/26(b)	60,264
		Volkswagen Group of America Finance LLC, Company Guaranteed Notes:
725,000	BBB+	5.276% (SOFR + 0.930%) due 9/12/25(a)(b)	725,654
2,000,000	BBB+	1.250% due 11/24/25(a)	1,965,311
2,800,000	BBB+	5.178% (SOFR + 0.830%) due 3/20/26(a)(b)	2,804,306
250,000	BBB+	5.405% (SOFR + 1.060%) due 8/14/26(a)(b)	250,858

		Total Auto Manufacturers	23,490,037

Banks - 21.7%
		ABN AMRO Bank NV, Senior Non-Preferred Notes:
2,400,000	BBB	6.575% (1-Year CMT Index + 1.550%) due 10/13/26(a)(b)	2,414,653
700,000	BBB	6.128% (SOFR + 1.780%) due 9/18/27(b)	707,091
800,000	BBB	6.128% (SOFR + 1.780%) due 9/18/27(a)(b)	808,104
200,000	BBB+	Banco Bilbao Vizcaya Argentaria SA, Senior Non-Preferred Notes, 5.862% (1-Year CMT Index + 2.300%) due 9/14/26(b)	200,438

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 49.1% - (continued)
Banks - 21.7% - (continued)
		Bank of America Corp., Senior Unsecured Notes:
$ 1,600,000	A-	1.319% (SOFR + 1.150%) due 6/19/26(b)	$1,596,893
2,430,000	A-	5.314% (SOFR + 0.970%) due 7/22/27(b)	2,437,569
		Bank of Montreal, Senior Unsecured Notes:
3,100,000	A-	5.677% (SOFR + 1.330%) due 6/5/26(b)	3,128,771
319,000	A-	5.110% (SOFR + 0.760%) due 6/4/27(b)	319,401
500,000	A-	5.227% (SOFR + 0.880%) due 9/10/27(b)	501,272
462,000	A-	Bank of Nova Scotia (The), Senior Unsecured Notes, 4.898% (SOFR + 0.545%) due 3/2/26(b)	462,442
		Banque Federative du Credit Mutuel SA, Senior Preferred Notes:
875,000	A+	5.744% (SOFR + 1.400%) due 7/13/26(a)(b)	884,243
680,000	A+	5.474% (SOFR + 1.130%) due 1/23/27(a)(b)	683,086
		Barclays PLC, Senior Unsecured Notes:
500,000	BBB+	4.375% due 1/12/26	498,850
500,000	BBB+	7.325% (1-Year CMT Index + 3.050%) due 11/2/26(b)	504,949
640,000	BBB+	6.226% (SOFR + 1.880%) due 9/13/27(b)	646,994
1,500,000	BBB+	5.836% (SOFR + 1.490%) due 3/12/28(b)	1,511,477
1,500,000	A-	BNP Paribas SA, Senior Non-Preferred Notes, 1.323% (SOFR + 1.004%) due 1/13/27(a)(b)	1,468,784
		BPCE SA, Senior Non-Preferred Notes:
2,400,000	BBB+	1.652% (SOFR + 1.520%) due 10/6/26(a)(b)	2,371,718
250,000	BBB+	5.975% (SOFR + 2.100%) due 1/18/27(b)	251,541
1,500,000	BBB+	5.975% (SOFR + 2.100%) due 1/18/27(a)(b)	1,509,249
700,000	A-	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 5.569% (SOFR + 1.220%) due 10/2/26(b)	704,497
250,000	A+	Citibank NA, Senior Unsecured Notes, 5.052% (SOFR + 0.708%) due 8/6/26(b)	250,428
		Cooperatieve Rabobank UA, Senior Non-Preferred Notes:
5,700,000	A-	1.106% (1-Year CMT Index + 0.550%) due 2/24/27(a)(b)	5,549,053
500,000	A-	1.980% (1-Year CMT Index + 0.730%) due 12/15/27(a)(b)	479,828
		Credit Agricole SA:
		Senior Non-Preferred Notes:
1,347,000	A-	1.907% (SOFR + 1.676%) due 6/16/26(a)(b)	1,345,456
575,000	A-	1.247% (SOFR + 0.892%) due 1/26/27(a)(b)	561,716
		Senior Preferred Notes:
625,000	A+	5.637% (SOFR + 1.290%) due 7/5/26(a)(b)	628,664
600,000	A+	5.637% (SOFR + 1.290%) due 7/5/26(b)	603,517
4,100,000	A-	Danske Bank AS, Senior Non-Preferred Notes, 1.621% (1-Year CMT Index + 1.350%) due 9/11/26(a)(b)	4,061,409
		Deutsche Bank AG, Senior Non-Preferred Notes:
500,000	BBB	4.100% due 1/13/26	497,711
1,600,000	BBB	6.119% (SOFR + 3.190%) due 7/14/26(b)	1,601,711
805,000	A	DNB Bank ASA, Senior Non-Preferred Notes, 5.896% (SOFR + 1.950%) due 10/9/26(a)(b)	808,072
200,000	A+	Goldman Sachs Bank USA, Senior Unsecured Notes, 5.118% (SOFR + 0.770%) due 3/18/27(b)	200,175
		Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
1,639,000	BBB+	5.408% (SOFR + 1.065%) due 8/10/26(b)	1,641,298
1,300,000	BBB+	5.798% (SOFR + 1.075%) due 8/10/26(b)	1,302,416
500,000	BBB+	1.431% (SOFR + 0.798%) due 3/9/27(b)	487,417
1,000,000	BBB+	1.948% (SOFR + 0.913%) due 10/21/27(b)	963,021
		HSBC Holdings PLC, Senior Unsecured Notes:
2,500,000	A-	4.292% (3-Month Term SOFR + 1.609%) due 9/12/26(b)	2,495,244
1,500,000	A-	5.940% (3-Month Term SOFR + 1.642%) due 9/12/26(b)	1,505,324
		ING Groep NV, Senior Unsecured Notes:
2,700,000	A-	5.360% (SOFR + 1.010%) due 4/1/27(b)	2,706,379
629,000	A-	5.907% (SOFR + 1.560%) due 9/11/27(b)	634,632
		JPMorgan Chase & Co., Senior Unsecured Notes:
1,000,000	A	3.960% (3-Month Term SOFR + 1.507%) due 1/29/27(b)	995,856
339,000	A	5.529% (SOFR + 1.180%) due 2/24/28(b)	342,099
600,000	A	5.264% (SOFR + 0.920%) due 4/22/28(b)	602,432

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 49.1% - (continued)
Banks - 21.7% - (continued)
$ 800,000	A	5.204% (SOFR + 0.860%) due 10/22/28(b)	$803,188
		Lloyds Banking Group PLC, Senior Unsecured Notes:
900,000	BBB+	4.716% (1-Year CMT Index + 1.750%) due 8/11/26(b)	899,727
300,000	BBB+	5.905% (SOFR + 1.560%) due 8/7/27(b)	302,341
1,275,000	BBB+	5.928% (SOFR + 1.580%) due 1/5/28(b)	1,288,253
1,700,000	BBB+	5.407% (SOFR + 1.060%) due 11/26/28(b)	1,702,185
2,700,000	A-	Mizuho Financial Group Inc., Senior Unsecured Notes, 5.423% (SOFR + 1.080%) due 5/13/31(b)	2,699,924
		National Bank of Canada, Company Guaranteed Notes:
1,100,000	BBB+	5.250% (SOFR + 0.900%) due 3/25/27(b)	1,100,740
2,400,000	BBB+	5.379% (SOFR + 1.030%) due 7/2/27(b)	2,405,667
		NatWest Group PLC, Senior Unsecured Notes:
900,000	BBB+	7.472% (1-Year CMT Index + 2.850%) due 11/10/26(b)	910,370
1,510,000	BBB+	5.601% (SOFR + 1.250%) due 3/1/28(b)	1,517,115
		NatWest Markets PLC, Senior Unsecured Notes:
200,000	A	5.110% (SOFR + 0.760%) due 9/29/26(b)	200,689
300,000	A	5.110% (SOFR + 0.760%) due 9/29/26(a)(b)	301,033
750,000	A	5.246% (SOFR + 0.900%) due 5/17/27(a)(b)	753,203
600,000	AA-	Nordea Bank Abp, Senior Preferred Notes, 5.307% (SOFR + 0.960%) due 6/6/25(a)(b)	600,054
		Royal Bank of Canada, Senior Unsecured Notes:
221,000	A	5.424% (SOFR + 1.080%) due 7/20/26(b)	222,613
293,000	A	5.134% (SOFR + 0.790%) due 7/23/27(b)	293,518
1,765,000	A	5.170% (SOFR + 0.820%) due 3/27/28(b)	1,765,112
1,800,000	BBB+	Santander Holdings USA Inc., Senior Unsecured Notes, 3.450% due 6/2/25	1,800,000
2,100,000	BBB	Santander UK Group Holdings PLC, Senior Unsecured Notes, 6.833% (SOFR + 2.749%) due 11/21/26(b)	2,119,306
		Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes:
2,000,000	A-	5.646% (SOFR + 1.300%) due 7/13/26(b)	2,016,549
1,025,000	A-	5.226% (SOFR + 0.880%) due 1/14/27(b)	1,031,018
181,000	A-	5.396% (SOFR + 1.050%) due 4/15/30(b)	181,521
		Sumitomo Mitsui Trust Bank Ltd., Senior Unsecured Notes:
640,000	A	5.425% (SOFR + 1.120%) due 3/9/26(b)	643,530
350,000	A	5.497% (SOFR + 1.150%) due 9/14/26(b)	352,627
75,000	AA-	Svenska Handelsbanken AB, Senior Preferred Notes, 5.596% (SOFR + 1.250%) due 6/15/26(a)(b)	75,680
		Swedbank AB:
1,000,000	A-	Senior Non-Preferred Notes, 5.337% due 9/20/27	1,016,145
800,000	A+	Senior Preferred Notes, 5.726% (SOFR + 1.380%) due 6/15/26(b)	808,399
250,000	BBB	Synchrony Bank, Senior Unsecured Notes, 5.400% due 8/22/25	250,288
		UBS Group AG, Senior Unsecured Notes:
1,500,000	A-	6.373% (SOFR + 3.340%) due 7/15/26(a)(b)	1,502,115
3,000,000	A-	1.305% (SOFR + 0.980%) due 2/2/27(a)(b)	2,931,309
		Wells Fargo & Co., Senior Unsecured Notes:
1,500,000	BBB+	5.124% (SOFR + 0.780%) due 1/24/28(b)	1,494,633
1,500,000	BBB+	5.414% (SOFR + 1.070%) due 4/22/28(b)	1,505,808

		Total Banks	89,370,540

Biotechnology - 0.2%
351,000	BBB+	Baxalta Inc., Company Guaranteed Notes, 4.000% due 6/23/25	350,813
300,000	BBB	Illumina Inc., Senior Unsecured Notes, 4.650% due 9/9/26	299,687
176,000	BBB-	Royalty Pharma PLC, Company Guaranteed Notes, 1.200% due 9/2/25	174,359

		Total Biotechnology	824,859

Computers - 0.6%
2,371,000	BBB	Dell International LLC/EMC Corp., Senior Unsecured Notes, 6.020% due 6/15/26	2,393,184

Diversified Financial Services - 2.9%
539,000	BBB	Air Lease Corp., Senior Unsecured Notes, 1.875% due 8/15/26	521,122
800,000	BBB-	Aircastle Ltd., Company Guaranteed Notes, 4.250% due 6/15/26	793,976

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 49.1% - (continued)
Diversified Financial Services - 2.9% - (continued)
		American Express Co., Senior Unsecured Notes:
$ 1,000,000	A-	4.994% (SOFR + 0.650%) due 11/4/26(b)	$1,000,511
1,200,000	A-	5.275% (SOFR + 0.930%) due 7/26/28(b)	1,204,643
		Aviation Capital Group LLC, Senior Unsecured Notes:
200,000	BBB-	1.950% due 1/30/26(a)	196,115
2,420,000	BBB-	1.950% due 9/20/26(a)	2,328,033
		Avolon Holdings Funding Ltd.:
		Company Guaranteed Notes:
1,700,000	BBB-	4.250% due 4/15/26(a)	1,687,936
300,000	BBB-	4.375% due 5/1/26(a)	298,045
		Senior Unsecured Notes:
400,000	BBB-	5.500% due 1/15/26(a)	400,562
1,100,000	BBB-	2.125% due 2/21/26(a)	1,075,311
		Nomura Holdings Inc., Senior Unsecured Notes:
2,000,000	BBB+	5.709% due 1/9/26	2,010,612
300,000	BBB+	5.600% (SOFR + 1.250%) due 7/2/27(b)	302,234
200,000	BBB-	Synchrony Financial, Senior Unsecured Notes, 4.875% due 6/13/25	200,031

		Total Diversified Financial Services	12,019,131

Electric - 4.0%
736,000	BBB-	Algonquin Power & Utilities Corp., Senior Unsecured Notes, step bond to yield, 5.365% due 6/15/26	739,638
1,000,000	BBB-	Edison International, Senior Unsecured Notes, 4.700% due 8/15/25	998,789
921,000	BBB	Enel Finance International NV, Senior Unsecured Notes, 4.500% due 6/15/25(a)	920,829
1,869,000	BBB	Entergy Corp., Senior Unsecured Notes, 0.900% due 9/15/25	1,848,802
816,000	BBB+	Exelon Corp., Senior Unsecured Notes, 3.400% due 4/15/26	807,532
2,695,000	BBB+	FirstEnergy Pennsylvania Electric Co., Senior Unsecured Notes, 5.150% due 3/30/26(a)	2,705,243
1,328,000	BBB	Jersey Central Power & Light Co., Senior Unsecured Notes, 4.300% due 1/15/26(a)	1,323,939
		Pacific Gas & Electric Co., 1st Mortgage Notes:
400,000	BBB	4.950% due 6/8/25	399,966
200,000	BBB	3.500% due 6/15/25	199,846
1,400,000	BBB	3.450% due 7/1/25	1,397,550
1,300,000	BBB	3.150% due 1/1/26	1,286,039
200,000	BBB	2.950% due 3/1/26	196,805
		Southern California Edison Co., 1st Mortgage Notes:
1,000,000	A-	4.200% due 6/1/25	1,000,000
2,563,000	A-	3.700% due 8/1/25	2,555,454
200,000	A-	4.400% due 9/6/26	199,198

		Total Electric	16,579,630

Electronics - 0.4%
1,793,000	BBB-	Flex Ltd., Senior Unsecured Notes, 4.750% due 6/15/25	1,792,729

Food - 0.7%
1,000,000	BBB-	Conagra Brands Inc., Senior Unsecured Notes, 7.125% due 10/1/26	1,028,470
1,800,000	BBB-	The Campbell’s Co., Senior Unsecured Notes, 5.300% due 3/20/26	1,807,805

		Total Food	2,836,275

Gas - 0.2%
1,050,000	A	Southern California Gas Co., 1st Mortgage Notes, 2.600% due 6/15/26	1,029,808

Healthcare - Products - 0.0%@
200,000	BBB	Baxter International Inc., Senior Unsecured Notes, 2.600% due 8/15/26	195,399

Healthcare - Services - 0.1%
500,000	BBB-	HCA Inc., Company Guaranteed Notes, 5.375% due 9/1/26	502,200

Insurance - 2.0%
		Athene Global Funding:
		Secured Notes:
300,000	A+	4.950% due 1/7/27(a)	300,816

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 49.1% - (continued)
Insurance - 2.0% - (continued)
$ 2,700,000	A+	5.560% (SOFR + 1.210%) due 3/25/27(a)(b)	$2,720,342
		Senior Secured Notes:
400,000	A+	1.450% due 1/8/26(a)	392,287
600,000	A+	5.620% due 5/8/26(a)	605,282
1,000,000	A+	Corebridge Global Funding, Secured Notes, 5.097% (SOFR + 0.750%) due 1/7/28(a)(b)	995,974
700,000	A-	F&G Global Funding, Secured Notes, 1.750% due 6/30/26(a)	677,820
300,000	A	Jackson National Life Global Funding, Secured Notes, 5.314% (SOFR + 0.970%) due 1/14/28(a)(b)	302,045
2,000,000	AA-	Pacific Life Global Funding II, Secured Notes, 4.824% (SOFR + 0.480%) due 2/4/27(a)(b)	1,998,294
200,000	AA-	Protective Life Global Funding, Secured Notes, 4.844% (SOFR + 0.500%) due 7/22/26(a)(b)	199,855

		Total Insurance	8,192,715

Internet - 0.6%
		Uber Technologies Inc., Company Guaranteed Notes:
400,000	BBB	7.500% due 9/15/27(a)	404,133
2,300,000	BBB	4.500% due 8/15/29(a)	2,265,423

		Total Internet	2,669,556

Leisure Time - 0.4%
500,000	BBB-	Harley-Davidson Financial Services Inc., Company Guaranteed Notes, 3.350% due 6/8/25(a)	499,792
1,100,000	BBB-	Harley-Davidson Inc., Senior Unsecured Notes, 3.500% due 7/28/25	1,097,310

		Total Leisure Time	1,597,102

Lodging - 0.1%
400,000	BB+	Las Vegas Sands Corp., Senior Unsecured Notes, 2.900% due 6/25/25	399,500

Machinery - Diversified - 0.1%
500,000	BBB	Westinghouse Air Brake Technologies Corp., Company Guaranteed Notes, 3.200% due 6/15/25	499,433

Media - 0.1%
200,000	BBB-	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.908% due 7/23/25	199,976
220,000	BBB	Cox Communications Inc., Senior Unsecured Notes, 3.350% due 9/15/26(a)	215,880

		Total Media	415,856

Oil & Gas - 0.5%
2,000,000	BBB+	Woodside Finance Ltd., Company Guaranteed Notes, 3.700% due 9/15/26(a)	1,972,738

Packaging & Containers - 0.9%
		Berry Global Inc., Senior Secured Notes:
2,500,000	BBB	1.570% due 1/15/26	2,445,113
1,119,000	BBB	4.875% due 7/15/26(a)	1,115,633

		Total Packaging & Containers	3,560,746

Pharmaceuticals - 1.0%
4,000,000	BBB	Bayer US Finance II LLC, Company Guaranteed Notes, 4.250% due 12/15/25(a)	3,984,592

Pipelines - 2.0%
500,000	BBB	Energy Transfer LP, Senior Unsecured Notes, 5.950% due 12/1/25	501,283
3,400,000	BBB	MPLX LP, Senior Unsecured Notes, 1.750% due 3/1/26	3,323,774
3,800,000	BBB	ONEOK Inc., Company Guaranteed Notes, 5.850% due 1/15/26	3,821,898
400,000	BBB+	Williams Cos Inc. (The), Senior Unsecured Notes, 5.400% due 3/2/26	402,031

		Total Pipelines	8,048,986

Retail - 0.1%
600,000	A	7-Eleven Inc., Senior Unsecured Notes, 0.950% due 2/10/26(a)	583,969

Semiconductors - 0.3%
500,000	Baa2(c)	Microchip Technology Inc., Company Guaranteed Notes, 4.250% due 9/1/25	499,248
		SK Hynix Inc., Senior Unsecured Notes:
400,000	BBB	6.250% due 1/17/26	403,400
300,000	BBB	5.500% due 1/16/27(a)	303,593

		Total Semiconductors	1,206,241

Telecommunications - 1.5%
2,000,000	BBB-	Rogers Communications Inc., Company Guaranteed Notes, 3.625% due 12/15/25	1,987,350
4,100,000	BBB	T-Mobile USA Inc., Company Guaranteed Notes, 2.250% due 2/15/26	4,027,547

		Total Telecommunications	6,014,897

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 49.1% - (continued)
Trucking & Leasing - 0.6%
$2,263,000	BBB	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 5.750% due 5/24/26(a)	$2,282,389

		TOTAL CORPORATE BONDS & NOTES (Cost - $203,511,902)	202,405,406

COLLATERALIZED MORTGAGE OBLIGATIONS - 20.1%
Asset-Backed Securities - 7.4%
1,200,000	Aaa(c)	Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR3, 5.712% (3-Month Term SOFR + 1.440%) due 4/22/34(a)(b)	1,202,647
100,202	Aaa(c)	ARES L CLO Ltd., Series 2018-50A, Class AR, 5.568% (3-Month Term SOFR + 1.312%) due 1/15/32(a)(b)	100,261
1,000,000	AAA	Atlas Senior Loan Fund XVIII Ltd., Series 2021-18A, Class A1R, 5.379% (3-Month Term SOFR + 1.110%) due 1/18/35(a)(b)	1,001,341
1,000,000	Aaa(c)	Bain Capital Credit CLO Ltd., Series 2021-2A, Class A1R, 5.491% (3-Month Term SOFR + 1.230%) due 7/16/34(a)(b)	1,000,203
147,737	BBB-	Bear Stearns Asset Backed Securities I Trust, Series 2005-CL1, Class A2, 2.763% (1-Month Term SOFR + 0.614%) due 9/25/34(b)	146,254
339,496	AAA	BlueMountain CLO Ltd., Series 2018-3A, Class A1R, 5.472% (3-Month Term SOFR + 1.190%) due 10/25/30(a)(b)	339,651
245,902	AAA	CARLYLE US CLO Ltd., Series 2018-2A, Class A1R, 5.406% (3-Month Term SOFR + 1.150%) due 10/15/31(a)(b)	246,148
400,000	AAA	CCG Receivables Trust, Series 2025-1, Class A2, 4.480% due 10/14/32(a)	400,245
154,450	Aaa(c)	CNH Equipment Trust, Series 2023-B, Class A2, 5.900% due 2/16/27	154,595
5,462	B-	CWABS Inc. Asset-Backed Certificates Trust, Series 2004-5, Class M1, 5.294% (1-Month Term SOFR + 0.969%) due 8/25/34(b)	5,461
2,000,000	Aaa(c)	Dell Equipment Finance Trust, Series 2024-2, Class A2, 4.690% due 8/22/30(a)	2,001,725
		DLLAA LLC:
51,753	Aaa(c)	Series 2023-1A, Class A2, 5.930% due 7/20/26(a)	51,838
1,100,000	Aaa(c)	Series 2025-1A, Class A2, 4.700% due 10/20/27(a)	1,100,493
752,126	Aaa(c)	DLLAD LLC, Series 2024-1A, Class A2, 5.500% due 8/20/27(a)	755,464
269,032	Aaa(c)	DLLST LLC, Series 2024-1A, Class A2, 5.330% due 1/20/26(a)	269,241
234,388	Aaa(c)	Dryden 54 Senior Loan Fund, Series 2017-54A, Class AR, 5.419% (3-Month Term SOFR + 1.150%) due 10/19/29(a)(b)	234,506
400,000	Aaa(c)	Dryden 95 CLO Ltd., Series 2021-95A, Class AR, 5.362% (3-Month Term SOFR + 1.040%) due 8/20/34(a)(b)	399,258
124,899	BBB-	Finance America Mortgage Loan Trust, Series 2004-2, Class M1, 5.264% (1-Month Term SOFR + 0.939%) due 8/25/34(b)	118,509
59,028	A	Fremont Home Loan Trust, Series 2005-A, Class M3, 5.174% (1-Month Term SOFR + 0.849%) due 1/25/35(b)	58,239
451,920	Aaa(c)	Gallatin CLO VIII Ltd., Series 2017-1A, Class A1R, 5.608% (3-Month Term SOFR + 1.352%) due 7/15/31(a)(b)	452,142
1,300,000	AAA	Greywolf CLO III Ltd., Series 2020-3RA, Class A1R2, 5.502% (3-Month Term SOFR + 1.230%) due 4/22/33(a)(b)	1,299,977
1,300,000	Aaa(c)	Guggenheim CLO Ltd., Series 2022-2A, Class A1R, 5.406% (3-Month Term SOFR + 1.150%) due 1/15/35(a)(b)	1,298,045
174,939	Aaa(c)	KKR CLO 11 Ltd., Series 11, Class AR, 5.698% (3-Month Term SOFR + 1.442%) due 1/15/31(a)(b)	175,128
1,000,000	AAA	LCM 31 Ltd., Series 31A, Class AR, 5.549% (3-Month Term SOFR + 1.280%) due 7/20/34(a)(b)	1,000,213
576,876	Aaa(c)	LCM Loan Income Fund I Ltd., Series 1A, Class A, 5.561% (3-Month Term SOFR + 1.292%) due 4/20/31(a)(b)	578,005
5,307	Aaa(c)	M&T Equipment 2023-LEAF1 Notes, Series 2023-1A, Class A2, 6.090% due 7/15/30(a)	5,309
2,000,000	AAA	M&T Equipment 2025-LEAF1 Notes, Series 2025-1A, Class A2, 4.700% due 12/16/27(a)	2,002,654
126,425	BBB+	MASTR Asset Backed Securities Trust, Series 2004-OPT2, Class A1, 5.139% (1-Month Term SOFR + 0.814%) due 9/25/34(b)	115,168
		MMAF Equipment Finance LLC:
153,063	Aaa(c)	Series 2023-A, Class A2, 5.790% due 11/13/26(a)	153,583
575,619	Aaa(c)	Series 2024-A, Class A2, 5.200% due 9/13/27(a)	577,028
341,859	B-	Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 5.339% (1-Month Term SOFR + 1.014%) due 5/25/34(b)(d)	357,880
400,000	AAA	Neuberger Berman Loan Advisers CLO 43 Ltd., Series 2021-43A, Class AR, 5.330% (3-Month Term SOFR + 1.050%) due 7/17/36(a)(b)	399,724
400,000	AAA	Neuberger Berman Loan Advisers CLO 45 Ltd., Series 2021-45A, Class AR, 5.302% (3-Month Term SOFR + 1.060%) due 10/14/36(a)(b)	399,720
10,257	AA-	NovaStar Mortgage Funding Trust, Series 2005-4, Class M1, 5.099% (1-Month Term SOFR + 0.774%) due 1/25/36(b)	10,234
1,000,000	AAA	Ocean Trails CLO XI, Series 2021-11A, Class AR, 5.299% (3-Month Term SOFR + 1.030%) due 7/20/34(a)(b)	994,344
211,731	Aaa(c)	Octagon Investment Partners 39 Ltd., Series 2018-3A, Class AR, 5.419% (3-Month Term SOFR + 1.150%) due 10/20/30(a)(b)	211,835
32,848	NR	Pagaya AI Debt Trust, Series 2024-1, Class A, 6.660% due 7/15/31(a)	33,071
1,500,000	AAA	PFS Financing Corp., Series 2023-D, Class A, 5.482% (30-Day Average SOFR + 1.150%) due 8/15/27(a)(b)	1,502,038
524,286	AAA	Sound Point CLO XXVIII Ltd., Series 2020-3A, Class A1R, 5.562% (3-Month Term SOFR + 1.280%) due 1/25/32(a)(b)	524,475
94,682	NR	Stonepeak ABS, Series 2021-1A, Class AA, 2.301% due 2/28/33(a)	90,521
824,018	AAA	TIAA CLO IV Ltd., Series 2018-1A, Class A1AR, 5.409% (3-Month Term SOFR + 1.140%) due 1/20/32(a)(b)	824,304
214,093	AAA(e)	Towd Point Mortgage Trust, Series 2024-CES1, Class A1A, 5.848% due 1/25/64(a)(b)	214,557
1,000,000	AAA	Tralee CLO V Ltd., Series 2018-5A, Class A1RR, 5.349% (3-Month Term SOFR + 1.080%) due 10/20/34(a)(b)	998,334
2,000,000	Aaa(c)	Trinitas CLO XII Ltd., Series 2020-12A, Class A1R, 5.652% (3-Month Term SOFR + 1.370%) due 4/25/33(a)(b)	2,001,034

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 20.1% - (continued)
Asset-Backed Securities - 7.4% - (continued)
$ 688,112	Aaa(c)	Venture 36 CLO Ltd., Series 2019-36A, Class A1AR, 5.664% (3-Month Term SOFR + 1.392%) due 4/20/32(a)(b)	$688,627
1,009,103	AAA(e)	Verdelite Static CLO Ltd., Series 2024-1A, Class A, 5.399% (3-Month Term SOFR + 1.130%) due 7/20/32(a)(b)	1,009,459
3,000,000	AAA	Verizon Master Trust, Series 2024-1, Class A1B, 4.977% (30-Day Average SOFR + 0.650%) due 12/20/28(b)	3,005,172

		Total Asset-Backed Securities	30,508,660

Mortgage Securities - 12.7%
477,406	Aaa(c)	ACREC LLC, Series 2023-FL2, Class A, 6.559% (1-Month Term SOFR + 2.230%) due 2/19/38(a)(b)	479,055
95,033	Aaa(c)	AG Trust, Series 2024-NLP, Class A, 6.344% (1-Month Term SOFR + 2.016%) due 7/15/41(a)(b)	95,224
412,401	Aaa(c)	Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL3, Class A, 5.513% (1-Month Term SOFR + 1.184%) due 8/15/34(a)(b)	412,695
558,318	AAA(e)	Barclays Mortgage Loan Trust, Series 2024-NQM1, Class A1, step bond to yield, 5.903% due 1/25/64(a)	559,923
1,600,000	NR	BWAY Mortgage Trust, Series 2021-1450, Class A, 5.693% (1-Month Term SOFR + 1.364%) due 9/15/36(a)(b)	1,541,023
515,936	Aaa(c)	BXMT Ltd., Series 2020-FL3, Class A, 6.343% (1-Month Term SOFR + 2.014%) due 11/15/37(a)(b)	516,220
550,187	AAA(e)	Chase Home Lending Mortgage Trust, Series 2024-9, Class A11, 5.572% (30-Day Average SOFR + 1.250%) due 9/25/55(a)(b)	544,023
2,700,000	AAA	Citigroup Commercial Mortgage Trust, Series 2021-KEYS, Class A, 5.623% (1-Month Term SOFR + 1.294%) due 10/15/36(a)(b)	2,681,413
1,374,858	Aaa(c)	Citigroup Mortgage Loan Trust, Series 2021-INV3, Class A11, 5.000% (30-Day Average SOFR + 0.850%) due 5/25/51(a)(b)	1,276,758
1,315,325	NR	COMM Mortgage Trust, Series 2021-2400, Class A, 5.743% (1-Month Term SOFR + 1.414%) due 12/15/38(a)(b)	1,304,178
		Credit Suisse Commercial Mortgage Capital Trust:
212,978	AAA	Series 2021-INV1, Class A11, 5.000% (30-Day Average SOFR + 0.800%) due 7/25/56(a)(b)	198,064
613,913	NR	Series 2021-RPL4, Class A1, 4.119% due 12/27/60(a)(b)	611,564
152,735	AAA(e)	Series 2022-RPL4, Class A1, 3.904% due 4/25/62(a)(b)	144,867
1,801,228	Aaa(c)	Extended Stay America Trust, Series 2021-ESH, Class A, 5.523% (1-Month Term SOFR + 1.194%) due 7/15/38(a)(b)	1,802,304
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
358,693	NR	Series 4344, Class FA, 4.900% (30-Day Average SOFR + 0.564%) due 12/15/37(b)	350,513
425,780	NR	Series 4351, Class FA, 4.900% (30-Day Average SOFR + 0.564%) due 5/15/38(b)	417,653
891,966	NR	Series 4906, Class WF, 4.850% (30-Day Average SOFR + 0.514%) due 12/15/38(b)	881,407
826,077	NR	Series 5481, Class FJ, 5.472% (30-Day Average SOFR + 1.150%) due 12/25/54(b)	825,385
88,336	NR	Series 5484, Class FA, 5.522% (30-Day Average SOFR + 1.200%) due 12/25/54(b)	88,420
283,537	NR	Series 5491, Class FL, 5.522% (30-Day Average SOFR + 1.200%) due 1/25/55(b)	283,641
950,804	NR	Series 5495, Class AF, 5.472% (30-Day Average SOFR + 1.150%) due 1/25/55(b)	949,466
961,972	NR	Series 5496, Class AF, 5.422% (30-Day Average SOFR + 1.100%) due 1/25/55(b)	958,460
284,198	NR	Series 5500, Class GF, 5.272% (30-Day Average SOFR + 0.950%) due 10/25/54(b)	284,627
964,207	NR	Series 5508, Class QF, 5.272% (30-Day Average SOFR + 0.950%) due 2/25/55(b)	965,875
364,131	NR	Series 5511, Class FG, 5.472% (30-Day Average SOFR + 1.150%) due 3/25/55(b)	363,852
3,640,612	NR	Series 5513, Class MF, 5.262% (30-Day Average SOFR + 0.940%) due 11/25/54(b)	3,631,306
2,417,403	NR	Series 5532, Class FA, 5.272% (30-Day Average SOFR + 0.950%) due 4/25/55(b)	2,411,731
1,800,000	NR	Series 5548, Class AF, 5.350% (30-Day Average SOFR + 1.000%) due 6/25/55(b)(h)	1,806,021
		Federal National Mortgage Association (FNMA), REMICS:
682,938	NR	Series 2017-108, Class AF, 4.736% (30-Day Average SOFR + 0.414%) due 1/25/48(b)	669,324
226,880	NR	Series 2019-9, Class FA, 4.850% (30-Day Average SOFR + 0.514%) due 3/25/49(b)	224,825
836,062	NR	Series 2024-90, Class FB, 5.572% (30-Day Average SOFR + 1.250%) due 11/25/53(b)	837,922
967,933	NR	Series 2024-101, Class FB, 5.422% (30-Day Average SOFR + 1.100%) due 1/25/55(b)	964,047
473,956	NR	Series 2024-103, Class FC, 5.472% (30-Day Average SOFR + 1.150%) due 1/25/55(b)	472,514
664,542	NR	Series 2024-103, Class FJ, 5.522% (30-Day Average SOFR + 1.200%) due 1/25/55(b)	664,876
362,189	NR	Series 2025-4, Class FB, 5.522% (30-Day Average SOFR + 1.200%) due 12/25/53(b)	362,522
277,125	NR	Series 2025-6, Class FA, 5.572% (30-Day Average SOFR + 1.250%) due 2/25/55(b)	277,852
477,527	NR	Series 2025-16, Class FA, 5.472% (30-Day Average SOFR + 1.150%) due 3/25/55(b)	476,828
964,609	NR	Series 2025-16, Class FN, 5.272% (30-Day Average SOFR + 0.950%) due 1/25/55(b)	966,004
482,822	NR	Series 2025-19, Class FC, 5.482% (30-Day Average SOFR + 1.160%) due 3/25/55(b)	481,798
1,200,000	NR	Series 2025-40, Class FP, 5.327% (30-Day Average SOFR + 1.000%) due 10/25/54(b)(h)	1,199,995
		GCAT Trust:
574,917	AAA	Series 2021-NQM3, Class A1, 1.091% due 5/25/66(a)(b)	494,058
705,162	AAA(e)	Series 2022-HX1, Class A1, 2.885% due 12/27/66(a)(b)	655,611

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 20.1% - (continued)
Mortgage Securities - 12.7% - (continued)
		Government National Mortgage Association (GNMA):
$ 456,458	NR	Series 2016-H06, Class FD, 5.353% (1-Month Term SOFR + 1.034%) due 7/20/65(b)	$458,760
683,177	NR	Series 2017-H15, Class FE, 6.717% (1-Year Term SOFR + 1.515%) due 7/20/67(b)	695,257
64,321	NR	Series 2020-17, Class EU, 2.500% due 10/20/49	56,672
45,667	NR	Series 2020-21, Class AC, 2.500% due 1/20/49	40,455
2,840,872	NR	Series 2021-122, Class FA, 3.000% (30-Day Average SOFR + 0.400%) due 7/20/51(b)	2,454,411
196,374	NR	Series 2023-H11, Class FC, 5.428% (30-Day Average SOFR + 1.100%) due 5/20/73(b)	199,101
383,410	NR	Series 2023-H24, Class FA, 5.278% (30-Day Average SOFR + 0.950%) due 10/20/73(b)	385,518
193,297	NR	Series 2023-H27, Class FD, 5.428% (30-Day Average SOFR + 1.100%) due 11/20/73(b)	195,905
778,370	NR	Series 2024-H01, Class FB, 5.228% (30-Day Average SOFR + 0.900%) due 1/20/74(b)	780,003
1,016,235	AAA(e)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.750% due 12/25/60(a)(b)	951,294
		GS Mortgage-Backed Securities Trust:
668,971	Aaa(c)	Series 2021-GR2, Class A9, 5.000% (30-Day Average SOFR + 0.850%) due 2/25/52(a)(b)	620,125
229,536	Aaa(c)	Series 2021-INV1, Class A9, 5.000% (30-Day Average SOFR + 0.850%) due 12/25/51(a)(b)	213,166
536,201	Aaa(c)	Series 2024-PJ7, Class A25, 5.671% (30-Day Average SOFR + 1.350%) due 11/25/54(a)(b)	532,569
142,929	BBB-	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-FL12, Class A, 5.826% (1-Month Term SOFR + 1.497%) due 12/15/31(a)(b)	142,391
		JPMorgan Mortgage Trust:
147,651	Aaa(c)	Series 2019-INV3, Class A3, 3.500% due 5/25/50(a)(b)	131,820
288,074	Aaa(c)	Series 2021-12, Class A11, 5.000% (30-Day Average SOFR + 0.850%) due 2/25/52(a)(b)	267,457
243,984	NR	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, step bond to yield, 5.250% due 7/25/67(a)	243,510
454,301	Aaa(c)	M360 Ltd., Series 2021-CRE3, Class A, 5.942% (1-Month Term SOFR + 1.614%) due 11/22/38(a)(b)	454,023
161,651	Aaa(c)	MF1 Ltd., Series 2020-FL4, Class A, 6.143% (1-Month Term SOFR + 1.814%) due 12/15/35(a)(b)	161,792
		MFA Trust:
122,359	AAA	Series 2020-NQM1, Class A1, 2.479% due 3/25/65(a)(b)	117,832
115,274	AAA	Series 2020-NQM2, Class A1, 1.381% due 4/25/65(a)(b)	111,388
		Mill City Mortgage Loan Trust:
354,919	Aaa(c)	Series 2019-GS2, Class A1, 2.750% due 8/25/59(a)(b)	342,525
253,193	AAA(e)	Series 2021-NMR1, Class A1, 1.125% due 11/25/60(a)(b)	241,441
1,600,000	Aaa(c)	Natixis Commercial Mortgage Securities Trust, Series 2021-APPL, Class A, 5.543% (1-Month Term SOFR + 1.214%) due 8/15/38(a)(b)	1,544,482
		New Residential Mortgage Loan Trust:
133,021	NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(a)(b)	129,472
40,238	AAA(e)	Series 2018-RPL1, Class A1, 3.500% due 12/25/57(a)(b)	38,896
366,018	NR	NYMT Loan Trust, Series 2021-SP1, Class A1, step bond to yield, 4.670% due 8/25/61(a)	364,484
1,800,000	AAA(e)	NYO Commercial Mortgage Trust, Series 2021-1290, Class A, 5.538% (1-Month Term SOFR + 1.209%) due 11/15/38(a)(b)	1,793,221
		OBX Trust:
278,001	AAA	Series 2024-NQM5, Class A1, step bond to yield, 5.988% due 1/25/64(a)	279,324
516,664	AAA	Series 2024-NQM6, Class A1, step bond to yield, 6.447% due 2/25/64(a)	522,218
647,408	AAA(e)	Sequoia Mortgage Trust, Series 2024-HYB1, Class A1A, 4.525% due 11/25/63(a)(b)	650,189
		Towd Point Mortgage Trust:
231,653	AAA(e)	Series 2018-3, Class A1, 3.750% due 5/25/58(a)(b)	226,678
116,415	Aaa(c)	Series 2019-HY2, Class A1, 5.439% (1-Month Term SOFR + 1.114%) due 5/25/58(a)(b)	119,358
138,668	Aaa(c)	Series 2019-HY3, Class A1A, 5.439% (1-Month Term SOFR + 1.114%) due 10/25/59(a)(b)	140,145
401,517	AAA(e)	Series 2020-1, Class A1, 2.710% due 1/25/60(a)(b)	384,255
640,902	AAA(e)	Series 2021-SJ2, Class A1A, 2.250% due 12/25/61(a)(b)	619,305
166,293	AAA(e)	Verus Securitization Trust, Series 2023-5, Class A1, step bond to yield, 6.476% due 6/25/68(a)	167,261
246,153	AA	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1, 5.019% (1-Month Term SOFR + 0.694%) due 10/25/45(b)	246,020

		Total Mortgage Securities	52,156,567

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $83,763,756)	82,665,227

ASSET-BACKED SECURITIES - 11.8%
Automobiles - 7.0%
1,617,717	AAA	ARI Fleet Lease Trust, Series 2024-B, Class A2, 5.540% due 4/15/33(a)	1,626,538
1,675,003	Aaa(c)	Bank of America Auto Trust, Series 2023-1A, Class A3, 5.530% due 2/15/28(a)	1,686,151

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
ASSET-BACKED SECURITIES - 11.8% - (continued)
Automobiles - 7.0% - (continued)
		BMW Vehicle Lease Trust:
$ 123,974	AAA	Series 2023-2, Class A3, 5.990% due 9/25/26	$124,469
311,288	AAA	Series 2024-1, Class A2B, 4.722% (30-Day Average SOFR + 0.400%) due 7/27/26(b)	311,323
		CarMax Auto Owner Trust:
477,681	AAA	Series 2024-1, Class A2B, 4.952% (30-Day Average SOFR + 0.620%) due 3/15/27(b)	477,874
1,390,019	AAA	Series 2024-3, Class A2B, 4.802% (30-Day Average SOFR + 0.470%) due 9/15/27(b)	1,390,641
		Carvana Auto Receivables Trust:
99,372	AAA	Series 2021-P2, Class A4, 0.800% due 1/10/27	98,446
2,769,000	AAA	Series 2023-P1, Class A4, 5.940% due 1/10/29(a)	2,818,020
1,940,550	AAA	Series 2023-P2, Class A3, 5.420% due 4/10/28(a)	1,946,323
1,765,490	AAA	Series 2023-P4, Class A3, 6.160% due 10/10/28(a)	1,784,107
127,833	AAA	Series 2023-P5, Class A2, 5.770% due 4/12/27(a)	127,922
2,000,000	AAA	Series 2024-P1, Class A3, 5.050% due 4/10/29(a)	2,008,687
		Chase Auto Owner Trust:
316,327	Aaa(c)	Series 2024-2A, Class A2, 5.660% due 5/26/27(a)	317,135
2,000,000	Aaa(c)	Series 2024-3A, Class A3, 5.220% due 7/25/29(a)	2,022,312
411,804	Aaa(c)	Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.520% due 5/15/36(a)	415,717
620,284	AAA	Citizens Auto Receivables Trust, Series 2024-1, Class A2B, 4.932% (30-Day Average SOFR + 0.600%) due 10/15/26(a)(b)	620,479
324,075	AAA	Ford Credit Auto Lease Trust, Series 2024-A, Class A2B, 4.832% (30-Day Average SOFR + 0.500%) due 7/15/26(b)	324,094
1,000,000	Aaa(c)	Hertz Vehicle Financing III LLC, Series 2023-1A, Class A, 5.490% due 6/25/27(a)	1,005,351
507,183	AAA	Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A2B, 4.832% (30-Day Average SOFR + 0.500%) due 6/15/26(a)(b)	507,330
15,387	Aaa(c)	LAD Auto Receivables Trust, Series 2023-2A, Class A2, 5.930% due 6/15/27(a)	15,396
200,000	Aaa(c)	Oscar US Funding XV LLC, Series 2023-1A, Class A3, 5.810% due 12/10/27(a)	201,414
456,040	Aaa(c)	Oscar US Funding XVI LLC, Series 2024-1A, Class A2, 5.480% due 2/10/27(a)	456,771
		SBNA Auto Lease Trust:
379,119	Aaa(c)	Series 2024-B, Class A2, 5.670% due 11/20/26(a)	379,698
1,300,000	Aaa(c)	Series 2024-B, Class A3, 5.560% due 11/22/27(a)	1,311,099
362,383	AAA	SFS Auto Receivables Securitization Trust, Series 2024-2A, Class A2, 5.710% due 10/20/27(a)	363,346
1,006,356	Aaa(c)	Tesla Electric Vehicle Trust, Series 2023-1, Class A2B, 4.848% (30-Day Average SOFR + 0.520%) due 12/21/26(a)(b)	1,006,746
		Toyota Auto Receivables Owner Trust:
677,789	AAA	Series 2022-C, Class A3, 3.760% due 4/15/27	675,435
26,325	AAA	Series 2023-C, Class A2A, 5.600% due 8/17/26	26,339
4,000,000	AAA	Series 2025-B, Class A2A, 4.460% due 3/15/28	3,995,077
482,152	Aaa(c)	Toyota Lease Owner Trust, Series 2024-B, Class A2B, 4.768% (30-Day Average SOFR + 0.440%) due 2/22/27(a)(b)	481,958
14,853	AAA	Volkswagen Auto Loan Enhanced Trust, Series 2023-1, Class A2A, 5.500% due 12/21/26	14,862
515,681	AAA	World Omni Auto Receivables Trust, Series 2023-D, Class A2A, 5.910% due 2/16/27	516,500

		Total Automobiles	29,057,560

Credit Cards - 3.0%
700,000	Aaa(c)	CARDS II Trust, Series 2023-2A, Class A, 5.159% (SOFR + 0.850%) due 7/15/28(a)(b)	700,396
1,100,000	Aaa(c)	Golden Credit Card Trust, Series 2022-1A, Class A, 1.970% due 1/15/29(a)	1,054,653
		Master Credit Card Trust II:
2,300,000	Aaa(c)	Series 2023-2A, Class A, 5.181% (30-Day Average SOFR + 0.850%) due 1/21/27(a)(b)	2,301,281
2,200,000	Aaa(c)	Series 2024-1A, Class A, 5.081% (30-Day Average SOFR + 0.750%) due 1/21/28(a)(b)	2,203,463
		Trillium Credit Card Trust II:
3,000,000	AAA	Series 2023-3A, Class A, 5.169% (SOFR + 0.850%) due 8/26/28(a)(b)	3,002,719
3,000,000	Aaa(c)	Series 2024-1A, Class A, 5.072% (SOFR + 0.750%) due 12/26/28(a)(b)	3,006,537

		Total Credit Cards	12,269,049

Student Loans - 1.8%
		ECMC Group Student Loan Trust:
418,793	Aaa(c)	Series 2017-2A, Class A, 5.486% (30-Day Average SOFR + 1.164%) due 5/25/67(a)(b)	416,650
305,876	Aaa(c)	Series 2018-1A, Class A, 5.186% (30-Day Average SOFR + 0.864%) due 2/27/68(a)(b)	303,366
463,133	Aaa(c)	Series 2019-1A, Class A1B, 5.436% (30-Day Average SOFR + 1.114%) due 7/25/69(a)(b)	461,446
1,356,736	AAA	ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.530% due 12/26/46(a)	1,198,815

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
ASSET-BACKED SECURITIES - 11.8% - (continued)
Student Loans - 1.8% - (continued)
		Navient Private Education Loan Trust:
$ 369,801	AAA	Series 2015-BA, Class A3, 5.893% (1-Month Term SOFR + 1.564%) due 7/16/40(a)(b)	$371,733
198,123	AAA	Series 2020-A, Class A2B, 5.343% (1-Month Term SOFR + 1.014%) due 11/15/68(a)(b)	197,650
		Navient Private Education Refinance Loan Trust:
121,746	AAA	Series 2020-GA, Class A, 1.170% due 9/16/69(a)	112,349
177,648	AAA	Series 2020-IA, Class A1A, 1.330% due 4/15/69(a)	162,413
		Nelnet Student Loan Trust:
467,494	AA+	Series 2017-3A, Class A, 5.286% (30-Day Average SOFR + 0.964%) due 2/25/66(a)(b)	467,479
27,693	AAA	Series 2018-3A, Class A2, 4.879% (1-Month Term SOFR + 0.554%) due 9/27/66(a)(b)	27,701
458,030	AA+	Series 2019-2A, Class A, 5.336% (30-Day Average SOFR + 1.014%) due 6/27/67(a)(b)	458,010
368,200	AA+	Series 2019-3A, Class A, 5.239% (1-Month Term SOFR + 0.914%) due 8/25/67(a)(b)	367,022
		SMB Private Education Loan Trust:
172,834	AAA	Series 2020-PTA, Class A2A, 1.600% due 9/15/54(a)	161,748
144,747	AAA	Series 2021-D, Class A1A, 1.340% due 3/17/53(a)	131,470
429,879	Aaa(c)	Series 2023-C, Class A1B, 5.881% (30-Day Average SOFR + 1.550%) due 11/15/52(a)(b)	434,525
897,612	Aaa(c)	Series 2024-D, Class A1B, 5.431% (30-Day Average SOFR + 1.100%) due 7/15/53(a)(b)	889,573
1,000,000	Aaa(c)	Series 2025-A, Class A1B, zero coupon (30-Day Average SOFR + 1.450%) due 4/15/54(a)(b)	1,001,864
267,467	Aaa(c)	Towd Point Asset Trust, Series 2021-SL1, Class A2, 5.139% (1-Month Term SOFR + 0.814%) due 11/20/61(a)(b)	266,477

		Total Student Loans	7,430,291

		TOTAL ASSET-BACKED SECURITIES (Cost - $48,915,560)	48,756,900

MORTGAGE-BACKED SECURITIES - 1.9%
FHLMC - 0.2%
695,714		Federal Home Loan Mortgage Corp. (FHLMC), 4.000% due 6/1/49 - 9/1/49	646,690

FNMA - 1.7%
7,200,000		Federal National Mortgage Association (FNMA), 5.500% due 7/1/55(f)	7,119,500

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $7,826,628)	7,766,190

U.S. GOVERNMENT OBLIGATION - 0.2%
940,967		U.S. Treasury Inflation Indexed Notes, 2.125% due 4/15/29
		(Cost - $941,939)	963,871

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $344,959,785)	342,557,594

SHORT-TERM INVESTMENTS - 19.2%
COMMERCIAL PAPERS - 14.8%
		AbbVie Inc.:
1,000,000		4.612% due 6/10/25(a)(g)	998,978
300,000		4.614% due 6/13/25(a)(g)	299,578
2,700,000		4.673% due 7/7/25(a)(g)	2,687,820
4,000,000		AES Corp., 4.819% due 6/6/25(a)(g)	3,997,862
4,000,000		Alimentation Couche-Tarde Inc., 4.663% due 6/9/25(a)(g)	3,996,383
3,200,000		Aon PLC., 4.711% due 6/12/25(a)(g)	3,195,840
		Bacardi-Martini B.V.:
4,000,000		4.815% due 6/12/25(a)(g)	3,994,667
400,000		4.925% due 7/3/25(a)(g)	398,312
1,900,000		Broadcom Corp., 4.777% due 6/3/25(a)(g)	1,899,749
		CBRE Services Inc.:
800,000		4.719% due 6/4/25(a)(g)	799,791
4,400,000		4.744% due 6/12/25(a)(g)	4,394,219
		Enbridge Inc.:
1,200,000		4.635% due 6/18/25(a)(g)	1,197,536
2,800,000		4.637% due 6/20/25(a)(g)	2,793,532
1,200,000		Enel Finance America, 4.536% due 6/6/25(a)(g)	1,199,400
4,000,000		Global Payments Inc., 5.063% due 6/18/25(g)	3,991,022
4,000,000		Intel Corp., 4.614% due 7/3/25(a)(g)	3,984,190

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Security	Value
SHORT-TERM INVESTMENTS - 19.2% - (continued)
COMMERCIAL PAPERS - 14.8% - (continued)
$ 1,000,000		JNS lang Inc., 4.696% due 6/16/25(a)(g)	$998,164
		Jones Lang LaSalle Inc.:
600,000		4.753% due 6/9/25(a)(g)	599,447
2,400,000		4.725% due 6/18/25(a)(g)	2,394,980
3,800,000		Keurig Dr Pepper Inc., 4.610% due 6/13/25(a)(g)	3,794,659
3,100,000		NextEra Energy Capital Holdings Inc., 4.678% due 6/9/25(a)(g)	3,097,197
4,000,000		Oracle Corp., 4.637% due 6/20/25(a)(g)	3,990,760
		Quanta Services Inc.:
400,000		4.907% due 6/2/25(a)(g)	400,000
4,000,000		4.903% due 6/6/25(a)(g)	3,997,822
1,900,000		RTX Corp., 4.785% due 6/23/25(a)(g)	1,894,735

		TOTAL COMMERCIAL PAPERS (Cost - $60,996,643)	60,996,643

CORPORATE BOND - 0.4%
1,754,000		Pacific Gas & Electric Co., 5.365%(SOFR + 0.950%) due 9/4/25(b)
		(Cost - $1,753,890)	1,753,890

TIME DEPOSITS - 1.8%
256,837		ANZ National Bank - London, 3.680% due 6/2/25	256,837
21	NZD	BBH - New York, 2.000% due 6/3/25	13
47	EUR	Citibank - London, 1.080% due 6/2/25	53
7,227,812		Citibank - New York, 3.680% due 6/2/25	7,227,812

		TOTAL TIME DEPOSITS (Cost - $7,484,715)	7,484,715

U.S. GOVERNMENT OBLIGATIONS - 2.2%
		U.S. Treasury Bills:
1,900,000		4.250% due 7/22/25(g)	1,888,857
7,100,000		4.283% due 9/23/25(g)	7,005,878

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $8,894,735)	8,894,735

		TOTAL SHORT-TERM INVESTMENTS (Cost - $79,129,983)	79,129,983

		TOTAL INVESTMENTS - 102.3% (Cost - $424,089,768)	421,687,577

		Liabilities in Excess of Other Assets - (2.3)%	(9,348,722)

		TOTAL NET ASSETS - 100.0%	$412,338,855

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
@	The amount is less than 0.05%.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2025, amounts to $236,783,083 and represents 57.4% of net assets.

(b)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2025.
(c)	Rating by Moody’s Investors Service.
(d)	Affiliated security. As of May 31, 2025, total cost and total value of affiliated security amounted to $341,473 and $357,880, respectively.

Underlying Security	Beginning Value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain on Sales	Change in Unrealized Appreciation	Accretion of discount	Dividend/ Interest Income	Ending Value as of May 31, 2025
Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 5.339% (1-Month Term SOFR + 1.014%) due 5/25/34	$ 371,341	$ –	$ (21,639)	$ 32	$ 7,949	$ 197	$ 11,707	$ 357,880

(e)	Rating by Fitch Ratings Service.
(f)	This security is traded on a TBA basis (see Note 1).
(g)	Rate shown represents yield-to-maturity.
(h)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

At May 31, 2025, for Ultra-Short Term Fixed Income Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Ultra-Short Term Fixed Income Fund	$ 424,089,768	$ 1,066,350	$ (3,591,304)	$ (2,524,954)

Abbreviations used in this schedule:

ABS	—	Asset-Backed Security
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Rate
LLC	—	Limited Liability Company
MASTR	—	Mortgage Asset Securitization Transactions, Inc.
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduits
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	48.0%
Collateralized Mortgage Obligations	19.6
Asset-Backed Securities	11.6
Mortgage-Backed Securities	1.8
U.S. Government Obligation	0.2
Short-Term Investments	18.8

Total Investments	100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At May 31, 2025, Ultra-Short Term Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
3-Month SOFR Futures	170	3/27	$41,043,279	$41,123,000	$79,721
U.S. Treasury 5-Year Note Futures	263	9/25	28,356,742	28,453,312	96,570

					176,291

Contracts to Sell:
3-Month SOFR Futures	30	6/25	7,174,703	7,174,125	578
3-Month SOFR Futures	209	3/26	50,299,563	50,261,888	37,675
U.S. Treasury 2-Year Note Futures	438	9/25	90,710,484	90,857,624	(147,140)
U.S. Treasury 10-Year Note Futures	56	9/25	6,155,625	6,202,000	(46,375)
U.S. Treasury Ultra Long Bond Futures	47	9/25	5,339,641	5,454,938	(115,297)
U.S. Ultra Long Bond Futures	24	9/25	2,672,630	2,701,125	(28,495)

					(299,054)

Net Unrealized Depreciation on Open Exchange-Traded Futures Contracts					$(122,763)

At May 31, 2025, Ultra-Short Term Fixed Income Fund had deposited cash of $788,000 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Schedules of Investments

(continued)

Ultra-Short Term Fixed Income Fund

Currency abbreviations used in this schedule:

EUR	—	Euro
NZD	—	New Zealand Dollar

See pages 258-260 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

Alternative Strategies Fund

Units	Security	Value
OPEN END MUTUAL FUND SECURITIES - 98.8%
United States - 98.8%
589,836	AB Select US Long/Short Portfolio, Class I	$8,906,518
1,552,589	Abbey Capital Futures Strategy Fund, Class I	16,146,922
704,896	American Beacon AHL TargetRisk Fund, Class Y	7,175,839
1,379,141	BlackRock Event Driven Equity Fund, Institutional Class	14,370,646
611,107	BlackRock Global Equity Market Neutral Fund, Institutional Class	8,983,273
1,723,622	BlackRock Systematic Multi-Strategy Fund, Institutional Class	17,960,146
818,953	BNY Mellon Global Real Return Fund, Class Y	12,734,717
700,791	Calamos Market Neutral Income Fund, Class I	10,736,116
69,573	Cohen & Steers Global Realty Shares Inc., Class I	3,773,613
1,681,359	John Hancock Diversified Macro Fund, Class I	14,325,181
220,200	JPMorgan Hedged Equity Fund, Class I	7,160,888
643,209	Neuberger Berman Long Short Fund, Institutional Class	12,452,525
262,463	PIMCO CommodityRealReturn Strategy Fund, Institutional Class	3,572,121
1,292,014	PIMCO Credit Opportunities Bond Fund, Institutional Class	12,584,214
1,930,024	PIMCO Mortgage Opportunities and Bond Fund, Class I2	17,910,620
1,048,708	Touchstone Flexible Income Fund, Institutional Class	10,738,770

	TOTAL INVESTMENTS - 98.8% (Cost - $176,049,219)	179,532,109

	Other Assets in Excess of Liabilities - 1.2%	2,186,246

	TOTAL NET ASSETS - 100.0%	$181,718,355

At May 31, 2025, for Alternative Strategies Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Alternative Strategies Fund	$ 176,049,219	$ 6,925,619	$ (3,442,729)	$ 3,482,890

Summary of Investments by Security Type^
Open End Mutual Fund Securities	100.0%

^	As a percentage of total investments.

Ratings

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P — Preliminary rating.

u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e — Expected.

u — Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

1. Organization and Significant Accounting Policies

The Morgan Stanley Pathway Funds (the “Trust”) is organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Morgan Stanley Pathway Large Cap Equity ETF, Morgan Stanley Pathway Small-Mid Cap Equity ETF, International Equity Fund, Emerging Markets Equity Fund, Core Fixed Income Fund, High Yield Fund, International Fixed Income Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund, Ultra-Short Term Fixed Income Fund and Alternative Strategies Fund (individually, a “Fund” and collectively, the “Funds”). Alternative Strategies Fund will allocate its assets among shares of mutual funds, exchange-traded funds or closed-end funds managed by a third party professional money manager (“Underlying Funds”). Each Fund is a diversified series of the Trust, except for International Fixed Income Fund, which is non-diversified.

The investment objectives of each Fund are as follows:

Morgan Stanley Pathway Large Cap Equity ETF	Capital appreciation
Morgan Stanley Pathway Small-Mid Cap Equity ETF	Capital appreciation
International Equity Fund	Capital appreciation
Emerging Marketing Equity Fund	Long-term capital appreciation
Core Fixed Income Fund	Maximum total return, consistent with preservation of capital and prudent investment management
High Yield Fund	A high level of current income primarily through investment in below-investment grade debt securities
International Fixed Income Fund	Maximize current income, consistent with the protection of principal
Municipal Bond Fund	A high level of interest income that is excluded form federal income taxation, to the extent consistent with prudent investment management and the preservation of capital
Inflation-Linked Fixed Income Fund	Total return that exceeds the rate of inflation over an economic cycle
Ultra-Short Term Fixed Income Fund	Total return, consistent with preservation of capital
Alternative Strategies Fund	Long term growth of capital

The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies.

(a) Investment Valuation. Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Exchange-traded purchased and written options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved third-party pricing services are valued using those automated third-party pricing service quotations. Forward foreign currency contracts are valued using the official closing price for such contracts on the NYSE.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, and as well as industry and economic events.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less are valued at cost. Term repurchase agreements maturing in more than seven days are valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by Consulting Group Advisory Services, LLC (“CGAS”) (the “Manager”).

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Manager pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Manager in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Each business day, Emerging Markets Equity Fund and International Equity Fund use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2 and 3). The three levels of the fair value hierarchy are as follows:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including assumptions made by the Manager or persons acting at their direction that are used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, senior loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, forward foreign currency contracts, options contracts, or swap contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and Secured Overnight Financing Rate (“SOFR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at May 31, 2025		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Morgan Stanley Pathway Large Cap Equity ETF
Investments, at Value
Common Stocks:
Communication Services	$272,900,548	*	$272,900,548	$—	$—	*
Consumer Discretionary	317,934,031		317,934,031	—	—
Consumer Staples	140,195,581		140,195,581	—	—
Energy	90,742,771		90,742,771	—	—
Financials	507,417,200		507,417,200	—	—
Health Care	308,464,347		308,464,347	—	—
Industrials	314,744,172		314,744,172	—	—
Information Technology	793,630,157		793,630,157	—	—
Materials	79,208,974		79,208,974	—	—
Real Estate	74,430,646		74,430,646	—	—
Utilities	59,018,826		59,018,826	—	—
Short-Term Investments:
Money Market Fund	7,708,147		7,708,147	—	—
Time Deposits	44,769,961		—	44,769,961	—

Total Investments, at Value	$3,011,165,361	*	$2,966,395,400	$44,769,961	$—	*

Securities Lending Transactions - Liabilities	$(7,708,147)		$—	$(7,708,147)	$—

Other Financial Instruments - Assets***
Futures Contracts	$1,072,582		$1,072,582	$—	$—

Total Other Financial Instruments - Assets	$1,072,582		$1,072,582	$—	$—

	Total Fair Value at May 31, 2025		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Morgan Stanley Pathway Small-Mid Cap Equity ETF
Investments, at Value
Common Stocks:
Communication Services	$14,157,320	*	$14,157,320	$—	$—	*
Consumer Discretionary	59,072,938		59,072,938	—	—
Consumer Staples	20,724,977		20,724,977	—	—
Energy	26,016,986	*	26,016,986	—	—	*
Financials	89,783,208		89,783,208	—	—
Health Care	76,561,222		76,555,328	5,894	—
Industrials	121,170,214		121,170,214	—	—
Information Technology	96,732,846		96,732,846	—	—
Materials	24,122,342		24,120,352	1,990	—
Real Estate	28,191,485		28,191,485	—	—
Utilities	23,970,781		23,970,781	—	—
Warrant:
Health Care	338		—	338	—
Short-Term Investments:
Money Market Fund	6,093,217		6,093,217	—	—
Time Deposits	16,533,536		—	16,533,536	—

Total Investments, at Value	$603,131,410	*	$586,589,652	$16,541,758	$—	*

Securities Lending Transactions - Liabilities	$(6,093,217)		$—	$(6,093,217)	$—

Other Financial Instruments - Assets***
Futures Contracts	$325,096		$325,096	$—	$—

Total Other Financial Instruments - Assets	$325,096		$325,096	$—	$—

	Total Fair Value at May 31, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
International Equity Fund
Investments, at Value
Common Stocks:
France	$136,427,711	$—	$136,427,711	$—
Germany	105,380,089	327,563	105,052,526	—
Japan	218,144,917	594,999	217,549,918	—
Netherlands	59,754,191	—	59,754,191	—
Switzerland	89,258,664	—	89,258,664	—
United Kingdom	191,901,437	2,255,619	189,645,818	—
Other Countries**	331,885,265	57,145,204	274,740,061	—
Preferred Stocks:
Germany	1,551,718	—	1,551,718	—
Open End Mutual Fund Security:
United States	1,186,077	1,186,077	—	—
Short-Term Investments:
Money Market Fund	4,914,925	4,914,925	—	—
Time Deposits	26,370,892	—	26,370,892	—

Total Investments, at Value	$1,166,775,886	$66,424,387	$1,100,351,499	$—

Security Lending Transactions - Liabilities	$(4,914,925)	$—	$(4,914,925)	$—

Other Financial Instruments - Assets***
Futures Contracts	$74,314	$74,314	$—	$—

Total Other Financial Instruments - Assets	$74,314	$74,314	$—	$—

	Total Fair Value at May 31, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Emerging Markets Equity Fund
Investments, at Value
Common Stocks:
China	$141,376,886	$15,267,468	$126,109,416	$2
India	106,103,603	18,842,935	87,260,668	—
South Korea	49,121,119	82,731	49,038,388	—
Taiwan	93,353,805	10,848,732	82,505,073	—
Other Countries**	177,467,803 *	68,343,994	109,111,821	11,988	*
Preferred Stocks:
Brazil	3,987,446	3,987,446	—	—
Chile	128,124	128,124	—	—
Colombia	116,946	116,946	—	—
Mexico	286,846	286,846	—	—
South Korea	2,857,065	—	2,857,065	—
Right:
South Korea	6,066	—	6,066	—
Warrants:
Malaysia	3,405	—	3,405	—
Short-Term Investments:
Money Market Fund	513,813	513,813	—	—
Time Deposits	11,542,896	—	11,542,896	—

Total Investments, at Value	$586,865,823 *	$118,419,035	$468,434,798	$11,990	*

Security Lending Transactions - Liabilities	$(513,813)	$—	$(513,813)	$—

Other Financial Instruments - Assets***
Futures Contract	$37,245	$37,245	$—	$—

Total Other Financial Instruments - Assets	$37,245	$37,245	$—	$—

Other Financial Instruments - Liabilities***
Forward Foreign Currency Contract	$(2)	$—	$(2)	$—

Total Other Financial Instruments - Liabilities	$(2)	$—	$(2)	$—

	Total Fair Value at May 31, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Core Fixed Income Fund
Investments, at Value
Corporate Bonds & Notes	$483,271,911 *	$—	$483,271,911	$—	*
Mortgage-Backed Securities	471,661,025	—	471,661,025	—
U.S. Government Agencies & Obligations	315,248,394	—	315,248,394	—
Collateralized Mortgage Obligations	214,132,389	—	214,132,389	—
Sovereign Bonds:
Other Countries**	41,068,281	—	41,068,281	—
Asset-Backed Securities	29,404,636	—	29,404,636	—
Open End Mutual Fund Securities:
Financials	5,264,030	5,264,030	—	—
Senior Loans	2,971,923	—	2,971,923	—
Municipal Bonds	2,454,364	—	2,454,364	—
Common Stock:
Telecommunications	467,438	—	467,438	—
Short-Term Investments:
Time Deposits	108,150,600	—	108,150,600	—
U.S. Government Obligation	16,426,554	—	16,426,554	—

Total Investments, at Value	$1,690,521,545 *	$5,264,030	$1,685,257,515	$—	*

Other Financial Instruments - Assets***
Futures Contracts	$920,403	$920,403	$—	$—
Forward Foreign Currency Contracts	146,605	—	146,605	—

Total Other Financial Instruments - Assets	$1,067,008	$920,403	$146,605	$—

Other Financial Instruments - Liabilities***
Futures Contracts	$(174,870)	$(174,870)	$—	$—
Forward Foreign Currency Contracts	(1,960,256)	—	(1,960,256)	—

Total Other Financial Instruments - Liabilities	$(2,135,126)	$(174,870)	$(1,960,256)	$—

	Total Fair Value at May 31, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
High Yield Fund
Investments, at Value
Corporate Bonds & Notes	$130,773,326	$—	$130,773,326	$—
Senior Loans	466,244	—	466,244	—
Short-Term Investments:
Time Deposits	4,749,065	—	4,749,065	—

Total Investments, at Value	$135,988,635	$—	$135,988,635	$—

	Total Fair Value at May 31, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
International Fixed Income Fund
Investments, at Value
Mortgage-Backed Securities	$74,050,538	$—	$74,050,538	$—
Sovereign Bonds:
France	9,741,363	—	9,741,363	—
Japan	18,820,727	—	18,820,727	—
Spain	15,274,302	—	15,274,302	—
Other Countries**	29,006,081	—	29,006,081	—
Collateralized Mortgage Obligations	29,989,571	—	29,989,571	—
Corporate Bonds & Notes	21,195,558	—	21,195,558	—
U.S. Government Obligations	13,971,581	—	13,971,581	—
Asset-Backed Securities	234,552	—	234,552	—
Municipal Bond	204,955	—	204,955	—
Purchased Options	2,103	—	2,103	—
Short-Term Investments:
Commercial Papers	499,000	—	499,000	—
Time Deposits	5,154,808	—	5,154,808	—
U.S. Government Obligations	383,002	—	383,002	—

Total Investments, at Value	$218,528,141	$—	$218,528,141	$—

Other Financial Instruments - Assets***
Futures Contracts	$474,247	$474,247	$—	$—
Forward Foreign Currency Contracts	543,558	—	543,558	—
OTC Total Return Swap	11,590	—	11,590	—
OTC Interest Rate Swaps	80,654	—	80,654	—
Centrally Cleared Interest Rate Swaps	1,792,654	—	1,792,654	—
OTC Credit Default Swaps	10,572	—	10,572	—
Centrally Cleared Credit Default Swaps	193,018	—	193,018	—

Total Other Financial Instruments - Assets	$3,106,293	$474,247	$2,632,046	$—

Other Financial Instruments - Liabilities***
Options Contracts Written	$(13,528)	$(2,188)	$(11,340)	$—
Reverse Repurchase Agreements	(11,941,642)	—	(11,941,642)	—
Forward Sale Commitments	(18,793,232)	—	(18,793,232)	—
Futures Contracts	(409,462)	(409,462)	—	—
Forward Foreign Currency Contracts	(1,009,162)	—	(1,009,162)	—
OTC Total Return Swaps	(37,238)	—	(37,238)	—
OTC Interest Rate Swaps	(65,578)	—	(65,578)	—
Centrally Cleared Interest Rate Swaps	(2,332,580)	—	(2,332,580)	—
OTC Credit Default Swaps	(2,021)	—	(2,021)	—
Centrally Cleared Credit Default Swaps	(27,963)	—	(27,963)	—
OTC Cross Currency Swaps	(1,733,496)	—	(1,733,496)	—

Total Other Financial Instruments - Liabilities	$(36,365,902)	$(411,650)	$(35,954,252)	$—

	Total Fair Value at May 31, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Municipal Bond Fund
Investments, at Value
Municipal Bonds	$73,247,109	$—	$73,247,109	$—
Short-Term Investments:
Time Deposits	4,792,881	—	4,792,881	—

Total Investments, at Value	$78,039,990	$—	$78,039,990	$—

	Total Fair Value at May 31, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Inflation-Linked Fixed Income Fund
Investments, at Value
U.S. Government Obligations	$153,613,731	$—	$153,613,731	$—
Mortgage-Backed Securities	19,913,029	—	19,913,029	—
Collateralized Mortgage Obligations	16,251,224	—	16,251,224	—
Sovereign Bonds:
Other Countries**	3,638,011	—	3,638,011	—
Corporate Bonds & Notes	176,927	—	176,927	—
Short-Term Investments:
Time Deposits	535,531	—	535,531	—

Total Investments, at Value	$194,128,453	$—	$194,128,453	$—

Other Financial Instruments - Assets***
Futures Contracts	$227,084	$227,084	$—	$—
Forward Foreign Currency Contracts	268,978	—	268,978	—
Centrally Cleared Interest Rate Swaps	1,689,107	—	1,689,107	—
Centrally Cleared Inflation Rate Swaps	766,437	—	766,437	—

Total Other Financial Instruments - Assets	$2,951,606	$227,084	$2,724,522	$—

Other Financial Instruments - Liabilities***
Options Contracts Written	$(169,698)	$—	$(169,698)	$—
Reverse Repurchase Agreement	(26,060,500)	—	(26,060,500)	—
Futures Contracts	(247,898)	(247,898)	—	—
Forward Foreign Currency Contracts	(401,359)	—	(401,359)	—
Centrally Cleared Interest Rate Swaps	(353,796)	—	(353,796)	—
Centrally Cleared Inflation Rate Swaps	(1,196,062)	—	(1,196,062)	—

Total Other Financial Instruments - Liabilities	$(28,429,313)	$(247,898)	$(28,181,415)	$—

	Total Fair Value at May 31, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Ultra-Short Term Fixed Income Fund
Investments, at Value
Corporate Bonds & Notes	$202,405,406	$—	$202,405,406	$—
Collateralized Mortgage Obligations	82,665,227	—	82,665,227	—
Asset-Backed Securities	48,756,900	—	48,756,900	—
Mortgage-Backed Securities	7,766,190	—	7,766,190	—
U.S. Government Obligation	963,871	—	963,871	—
Short-Term Investments:
Commercial Papers	60,996,643	—	60,996,643	—
Corporate Bond	1,753,890	—	1,753,890	—
Time Deposits	7,484,715	—	7,484,715	—
U.S. Government Obligations	8,894,735	—	8,894,735	—

Total Investments, at Value	$421,687,577	$—	$421,687,577	$—

Other Financial Instruments - Assets***
Futures Contracts	$214,544	$214,544	$—	$—

Total Other Financial Instruments - Assets	$214,544	$214,544	$—	$—

Other Financial Instruments - Liabilities***
Futures Contracts	$(337,307)	$(337,307)	$—	$—

Total Other Financial Instruments - Liabilities	$(337,307)	$(337,307)	$—	$—

	Total Fair Value at May 31, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Alternative Strategies Fund
Investments, at Value
Open End Mutual Fund Securities:
United States	$179,532,109	$179,532,109	$—	$—

Total Investments, at Value	$179,532,109	$179,532,109	$—	$—

*	Includes securities that are fair valued using significant unobservable inputs at $0.
**	Other countries represents countries that are individually less than 5% of Net Assets.
***

Swaps, futures contracts and forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument and option contracts written, forward sale commitments and reverse repurchase agreements are shown at value.

There were no significant transfers in or out of level 3 for the period ended May 31, 2025 for any of the Funds.

(b) Accounting for Derivative Instruments. Derivative instruments require enhanced disclosures regarding a Fund’s credit derivatives holdings, including credit default swaps, credit spread options and hybrid financial instruments containing embedded credit derivatives.

All open derivative positions at the period-end for each Fund are disclosed in the Fund’s Schedule of Investments.

Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. Following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as initial margin, which is included in deposits for collateral with counterparty on the Statements of Assets and Liabilities. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments and are reported on the Statements of Assets and Liabilities. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.

(ii) Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

(iv) Inflation-Capped Options. Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

(v) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(vi) Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets. Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and Changes in Net Assets. Details of purchased swaptions contracts held at period-end are included on the Fund’s Schedule of Investments under the caption “Purchased Options.”

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vii) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Such amounts are reported on the Statements of Assets and Liabilities as deposits with counterparties.

(viii) Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases, a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

(ix) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.

(x) Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on swap contracts for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

(xi) Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

(xii) Volatility Swaps. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the realized volatility of the reference investment as measured by changes in its price or level over the specified time period while the other cash flow is based on a specified rate representing expected volatility for the reference investment at the time the swap is executed, or the measured volatility of a different reference investment over the specified time period. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment’s volatility, or size of the movements in its price, over the specified time period, rather than general directional increases or decreases in its price.

Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

Variance swaps are a type of volatility swap where counterparties agree to exchange periodic payments based on the measured variance (or the volatility squared) of a reference security, index, or other reference investment over a specified time period. At payment date, a net cash flow will be exchanged based on the difference between the realized variance of the reference investment over the specified time period and the specified rate representing expected variance for the reference investment at the time the swap is executed multiplied by the notional amount of the contract.

(xiii) Inflation Rate Swaps. The Fund may enter into inflation rate swap contracts to attempt to hedge against inflation. Pursuant to the inflation rate swap agreement, the Fund negotiates with a counterparty to exchange a periodic stream of payments, based on a benchmark inflation index. One cash flow stream will typically be a floating rate payment linked to the specified inflation index while the other is typically a fixed interest rate.

Inflation rate swaps are normally issued on a zero coupon basis where all payments compound during the life of the contract and are netted upon the termination or maturity of the contract. Final payments received or paid by the Fund are recorded as realized gains or losses in the Statements of Operations. Inflation rate swap contracts are subject to movements in interest rates.

(xiv) Total Return Swaps. The Fund may enter into total return swap contracts to gain exposure and benefit from a reference asset (single asset, or a basket of assets) without actually having to own it. Total return swap contracts are agreements where the total return of a reference asset is paid in exchange for periodic cash flows. The deal is structured such that the total return (asset income plus capital appreciation/depreciation) is exchanged, in the cash flows. Periodic payments received or made by the Fund are recorded as realized gains or losses in the Statements of Operations.

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(e) Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.

(f) Lending of Portfolio Securities. The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. All non-cash collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with the borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall in collateral value under certain circumstances.

At May 31, 2025, the aggregate market value of the loaned securities and the value of the collateral each fund received were as follows:

Gross Amounts Not Offset in the Statements of Assets and Liabilities

Fund	Gross Asset Amount Presented in the Statements of Assets and Liabilities (a)	Financial Instrument	Collateral Received (b)(c)	Net Amount (Not Less than $0)
Morgan Stanley Pathway Large Cap Equity ETF	$ 7,472,071	$ —	$ (7,472,071)	$ 0
Morgan Stanley Pathway Small-Mid Cap Equity ETF	5,858,427	—	(5,858,427)	0
International Equity Fund	7,907,341	—	(7,907,341)	0
Emerging Markets Equity Fund	1,533,995	—	(1,533,995)	0

(a)	Represents market value of securities on loan at period end.
(b)

The Funds received cash collateral of $7,708,147, $6,093,217, $4,914,925 and $513,813, respectively, which was subsequently invested in Invesco STIT - Government & Agency Portfolio as reported in the Schedules of Investments. In addition, the Funds received non-cash collateral of $0, $0, $3,233,481 and $1,058,250, respectively, in the form of U.S. Government Obligations, which the Funds cannot sell or repledge, and accordingly are not reflected in the Schedules of Investments.

(c)	The actual collateral received could be greater than the amount shown here due to overcollateralization.

(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in Net realized gain (loss) on investments on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in Net change in unrealized appreciation (depreciation) on investments on the Statements of Operations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments.” The proceeds and value of these commitments are recorded as Forward Sale Commitments, at value in the Statements of Assets and Liabilities.

(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(k) Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(m) Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

(n) Market Risk. The value of an investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund’s portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi- governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund’s portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund’s investments (and, in turn, the Fund’s investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

(o) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as income from non-cash dividends at fair value. Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt, if any, and is included in interest and dividend income, respectively. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

(p) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(q) Distributions to Shareholders. Distributions from net investment income for Morgan Stanley Pathway Large Cap Equity ETF, Morgan Stanley Pathway Small-Mid Cap Equity ETF, International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund and Alternative Strategies Fund, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Fund, High Yield Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund, if any, are declared and paid on a monthly basis.

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(r) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2023 tax returns. Each Fund’s federal tax returns for the prior four fiscal years remain subject to examination by the Internal Revenue Service.

(s) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(t) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board. The value of restricted securities is determined as described in Note 1(a).

(u) Reverse Repurchase Agreements. Certain Funds may each enter into reverse repurchase agreements with the financial institutions with which it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the Fund would not be entitled to principal and interest paid on the securities sold by the Fund. The Fund, however, would seek to achieve gains derived from the difference between the current sale price and the forward price for the future purchase as well as the interest earned on the proceeds on the initial sale. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of the securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Reverse repurchase agreements will be viewed as borrowings by a Fund for the purpose of calculating the Fund’s indebtedness and will have the effect of leveraging the Fund’s assets.

(v) Indemnification. The Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds’ that have not yet occurred.

(w) Senior Floating-Rate Loans. Interests in senior floating-rate loans (“Senior Loans”) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Funds based on information available to such managers. The portfolio managers of other Funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Funds. At times, the fair value of a Senior Loan determined by the portfolio managers of other Funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Funds. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

In connection with bank loan interests, the Funds may enter into unfunded bank loan interests (“commitments”). Unfunded loan commitments may be partially or wholly unfunded. The Funds are obligated to fund those commitments at the borrower’s discretion. In connection with these commitments, the Funds earns a commitment fee, which is included in interest income in the Statements of Operations and recognized respectively over the commitment period.

There were no fully/partially unfunded loan positions as of May 31, 2025.

(x) Sale-Buyback and Buy-Saleback Transactions. A sale-buyback financing transaction consists of a sale of a security by a Fund to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under sale-buyback transactions.

During the period ended May 31, 2025, the Inflation-Linked Fixed Income Fund participated in sale-buyback transactions.

A buy-saleback lending transaction consists of a purchase of a security by a Fund from a counterparty, with a simultaneous agreement to sell the same or substantially the same security at an agreed-upon price and date. The party who sold the security is not entitled to receive principal and interest payments, if any, made on the security during the term of the agreement. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under buy-saleback transactions.

During the period ended May 31, 2025, the Funds did not participate in buy-saleback transactions.

Sale-buyback and buy-saleback transactions are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”), which are agreements between each Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of any pending sale-buyback and buy-saleback transactions as of period end is disclosed in each Fund’s Schedule of Investments.

(y) Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a Sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.

Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by counterparty for the benefit of the Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedules of Investments. The carrying amount of such deposits due to brokers at May 31, 2025 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 1(a)).

Repurchase agreements and reverse repurchase agreements may be entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. The Fund’s repurchase agreements as of May 31, 2025 are shown on a gross basis and the required offsetting disclosures are shown in the Schedules of Investments. The value of the related collateral exceeded the value of the repurchase agreements as of May 31, 2025.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

(z) When-Issued and Delayed Delivery Securities and Forward Commitments. Each Fund may purchase securities, including U.S. government securities, on a when-issued basis or may purchase or sell securities for delayed delivery. In such transactions, delivery of the securities occurs beyond the normal settlement period, but no payment or delivery is made by a Fund prior to the actual delivery or payment by the other party to the transaction. The purchase of securities on a when-issued or delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. Each Fund will make securities available for collateral in an amount equal in value to commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis.

(aa) Segment Reporting. During the reporting period, the Trust adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. Each Fund operates as a single reportable segment, an investment company whose investment objectives are included in Note 1. In connection with the adoption of ASU 2023-07, the Trust’s Chief Operating Officer acts as the Trust’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of each Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in each Fund’s financial statements.

2. Investments

The aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes at May 31, 2025 have been disclosed under respective Schedules of Investments.